    As filed with the Securities and Exchange Commission on April 28, 2015


                                                            File Nos. 333-200247


                                                                       811-05200


                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION



                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 1


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 274


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                         MetLife Insurance Company USA

                              (Name of Depositor)


                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)



               Depositor's Telephone Number, including Area Code


                                 (212) 578-9500



                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                         MetLife Insurance Company USA


                        11225 North Community House Road

                              Charlotte, NC 28277


                                  COPIES TO:
                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.


                            Suite 1100 - East Tower


                          Washington, D.C. 20005-3373



                 Approximate Date of Proposed Public Offering:


              On May 1, 2015 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[x]    on May 1, 2015 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY



                                                   METLIFE INSURANCE COMPANY USA




                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA




                                                                     MAY 1, 2015



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 64 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 63 Investment Portfolios listed below.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):


     AB Global Dynamic Allocation Portfolio
       (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Small Cap Value Portfolio
       (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:

     American Funds (Reg. TM) Moderate Allocation Portfolio
       (Class C)
     American Funds (Reg. TM) Balanced Allocation Portfolio
       (Class C)
     American Funds (Reg. TM) Growth Allocation Portfolio
       (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.


To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 98 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS
                                        PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
2. PURCHASE............................. 18
     Purchase Payments.................. 19
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 20
     Investment Allocation Restrictions
       for Certain Riders............... 21
     Free Look.......................... 24
     Accumulation Units................. 24
     Account Value...................... 25
     Replacement of Contracts........... 25
3. INVESTMENT OPTIONS................... 26
     Investment Portfolios That Are
       Funds-of-Funds................... 28
     Transfers.......................... 29
     Dollar Cost Averaging Programs..... 32
     Three Month Market Entry Program... 33
     Automatic Rebalancing Program...... 33
     Voting Rights...................... 34
     Substitution of Investment Options. 34
4. EXPENSES............................. 34
     Product Charges.................... 34
     Account Fee........................ 36
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 36
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 37
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 39
     Withdrawal Charge.................. 39
     Reduction or Elimination of the
       Withdrawal Charge................ 40
     Premium and Other Taxes............ 40
     Transfer Fee....................... 41
     Income Taxes....................... 41
     Investment Portfolio Expenses...... 41
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 41
     Annuity Date....................... 41
     Annuity Payments................... 41
     Annuity Options.................... 42
     Variable Annuity Payments.......... 44
     Fixed Annuity Payments............. 44


6. ACCESS TO YOUR MONEY................. 44
     Systematic Withdrawal Program...... 46
     Suspension of Payments or
       Transfers........................ 46
7. LIVING BENEFITS...................... 46
     Overview of Living Benefit Riders.. 46
     Guaranteed Income Benefits......... 47
     Description of GMIB Plus II........ 48
     Description of GMIB Plus I......... 54
     Description of GMIB II............. 56
     Description of GMIB I.............. 57
     Guaranteed Withdrawal Benefits..... 57
     Description of the Lifetime
       Withdrawal Guarantee II.......... 59
     Description of the Lifetime
       Withdrawal Guarantee I........... 65
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 67
     Description of the Guaranteed
       Withdrawal Benefit I............. 71
     Guaranteed Minimum Accumulation
       Benefit.......................... 71
8. PERFORMANCE.......................... 74
9. DEATH BENEFIT........................ 74
     Upon Your Death.................... 74
     Standard Death Benefit - Principal
       Protection....................... 75
     Optional Death Benefit - Annual
       Step-Up.......................... 75
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 76
     Optional Death Benefit -
       Compounded-Plus.................. 79
     Additional Death Benefit -
       Earnings Preservation Benefit.... 80
     General Death Benefit Provisions... 80
     Spousal Continuation............... 81
     Death of the Annuitant............. 81
     Controlled Payout.................. 81
10. FEDERAL INCOME TAX STATUS........... 82
     Non-Qualified Contracts............ 82
     Qualified Contracts................ 85
11. OTHER INFORMATION................... 92
     MetLife USA........................ 92
     The Separate Account............... 92
     Distributor........................ 93
     Selling Firms...................... 93
     Requests and Elections............. 95
     Ownership.......................... 97
     Legal Proceedings.................. 98

  Financial Statements..................  98
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION................  98
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 25
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 60 and 67
Annuitant................................................................ 98
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center...................................................  8
Annuity Units............................................................ 42
Beneficiary.............................................................. 97
Benefit Base............................................................. 67
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 76
Fixed Account............................................................ 18
Free Look................................................................ 24
Good Order............................................................... 96
Guaranteed Accumulation Amount........................................... 72
Guaranteed Withdrawal Amount............................................. 68
GWB Withdrawal Rate...................................................... 67
Income Base.............................................................. 48
Income Phase............................................................. 18
Investment Portfolios.................................................... 26
Joint Owners............................................................. 97
Owner.................................................................... 97
Purchase Payment......................................................... 19
Remaining Guaranteed Withdrawal Amount................................... 59
Separate Account......................................................... 92
Total Guaranteed Withdrawal Amount....................................... 59

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------











































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
  (Note 3)
(as a percentage of average Account
  Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 4)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II - maximum charge          1.50%
  GMIB Plus II - current charge          1.00%

  GMIB Plus I - maximum charge           1.50%
  GMIB Plus I - current charge           0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge   1.60%
  Single Life version - current charge   1.25%
  Joint Life version - maximum charge    1.80%
  Joint Life version - current charge    1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge   0.95%
  Single Life version - current charge   0.50%
  Joint Life version - maximum charge    1.40%
  Joint Life version - current charge    0.70%

   -----------------------------------------------------------------------------



Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  (as a percentage of the Guaranteed
    Withdrawal Amount (Note 4))
  Enhanced Guaranteed Withdrawal         1.00%
    Benefit - maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
    Benefit - current charge

  Guaranteed Withdrawal Benefit I -      0.95%
    maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
    current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
    Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
    Base (Note 6))
  Enhanced Death Benefit I - maximum     1.50%
    charge
  Enhanced Death Benefit I (issue age    0.75%
    69 or younger) - current charge
  Enhanced Death Benefit I (issue age    0.95%
    70-75) - current charge

   -----------------------------------------------------------------------------



Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.52%       2.84%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio    0.61%        0.25%          0.04%      0.02%      0.92%       0.02%        0.90%
 Allianz Global Investors Dynamic          0.68%        0.25%          1.36%      0.01%      2.30%       1.09%        1.21%
   Multi-Asset Plus Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -         1.03%
   Allocation Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -         1.05%
   Allocation Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -         0.92%
   Portfolio
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -         1.02%
   Allocation Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.03%      0.02%      0.91%       0.02%        0.89%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.11%      1.03%       0.03%        1.00%
   Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.08%      0.08%      1.01%          -         1.01%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -         0.89%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%      0.00%      0.82%       0.01%        0.81%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.04%      0.00%      1.00%          -         1.00%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%        1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.05%      0.03%      0.97%       0.03%        0.94%
   Portfolio
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%        0.81%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%      0.04%      0.98%       0.02%        0.96%
 Invesco Small Cap Growth Portfolio        0.84%        0.25%          0.03%      0.00%      1.12%       0.01%        1.11%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%        0.69%
 JPMorgan Global Active Allocation         0.73%        0.25%          0.07%      0.00%      1.05%       0.05%        1.00%
   Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.01%        0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -         0.92%
 Met/Franklin Low Duration Total Return    0.49%        0.25%          0.04%      0.00%      0.78%       0.02%        0.76%
   Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -         0.98%
   Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.68%      1.01%          -         1.01%
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.00%      0.42%      0.92%       0.00%        0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.03%      0.22%      0.68%          -         0.68%
   Portfolio
 MetLife Small Cap Value Portfolio         0.74%        0.25%          0.03%      0.00%      1.02%       0.01%        1.01%
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%      0.00%      1.26%       0.02%        1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%        0.95%
   Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          1.92%      0.02%      2.84%       1.52%        1.32%
   Portfolio

                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST (CONTINUED)
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.09%      0.00%      0.81%       0.01%        0.80%
   Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%       0.04%        0.72%
 Pioneer Fund Portfolio                    0.67%        0.25%          0.05%      0.00%      0.97%       0.05%        0.92%
 Pioneer Strategic Income Portfolio        0.56%        0.15%          0.06%      0.00%      0.77%          -         0.77%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.04%      0.00%      0.71%          -         0.71%
   Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.08%      0.56%      1.34%       0.12%        1.22%
   Portfolio
 Schroders Global Multi-Asset Portfolio    0.64%        0.25%          0.10%      0.04%      1.03%          -         1.03%
 SSGA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.22%      0.78%          -         0.78%
 SSGA Growth ETF Portfolio                 0.31%        0.25%          0.03%      0.24%      0.83%          -         0.83%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -         0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -         1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%        1.00%
   Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.00%        0.58%
 BlackRock Money Market Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.02%        0.60%
 Frontier Mid Cap Growth Portfolio         0.71%        0.25%          0.05%      0.00%      1.01%       0.01%        1.00%
 Jennison Growth Portfolio                 0.59%        0.25%          0.03%      0.00%      0.87%       0.08%        0.79%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -         1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.17%      0.00%      1.23%       0.01%        1.22%
   Company Portfolio
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.03%      0.52%      0.89%       0.02%        0.87%
 MetLife Asset Allocation 40 Portfolio     0.06%        0.25%          0.00%      0.56%      0.87%          -         0.87%
 MetLife Asset Allocation 60 Portfolio     0.05%        0.25%          0.00%      0.60%      0.90%          -         0.90%
 MetLife Asset Allocation 80 Portfolio     0.05%        0.25%          0.01%      0.65%      0.96%          -         0.96%
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.01%      0.61%       0.00%        0.61%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%        0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%        0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%        0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.00%        1.08%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.07%      0.05%      0.67%       0.01%        0.66%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.02%        0.86%
   Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.00%      1.06%       0.01%        1.05%
   Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%        0.73%
   Government Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.03%      0.00%      0.88%       0.11%        0.77%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,486      (a)$2,917      (a)$4,356      (a)$8,179
    minimum       (b)$1,254      (b)$2,258      (b)$3,319      (b)$6,444


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$786      (a)$2,377      (a)$3,996      (a)$8,179
    minimum       (b)$554      (b)$1,718      (b)$2,959      (b)$6,444


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,143      (a)$1,875      (a)$2,597      (a)$4,534
    minimum         (b)$911      (b)$1,190      (b)$1,471      (b)$2,371


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$443      (a)$1,335      (a)$2,237      (a)$4,534
    minimum       (b)$211        (b)$650      (b)$1,111      (b)$2,371


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.





2. PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed
Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Value Portfolio
     MSCI EAFE (Reg. TM) Index Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio
     WMC Core Equity Opportunities Portfolio


Platform 3
----------


     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Invesco Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio

     MetLife Small Cap Value Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio

     Russell 2000 (Reg. TM) Index Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS II AFTER RIDER TERMINATES. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

    1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or


    2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I").


However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.



If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS I AFTER RIDER TERMINATES. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.



If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS

The contract offers 63 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio
       (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio

     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Small Cap Value Portfolio
       (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio
       (Class C)
     American Funds (Reg. TM) Balanced Allocation Portfolio
       (Class C)
     American Funds (Reg. TM) Growth Allocation Portfolio
       (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":



     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MetLife Small Cap Value Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger

Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB

Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic

Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%*
      Additional Death Benefit -
        Earnings Preservation Benefit      0.25%


*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.

For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.



For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.



ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the

Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16,

     2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION BENEFIT - RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.


5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or

o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity

Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.



There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments;


(3)    when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.

Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)

The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial

     Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low

Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.



For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


     If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base

     (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



    (a)    the AB Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio


    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio



    (v)    the SSGA Growth and Income ETF Portfolio


    (w)    the SSGA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10)   The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11)   Termination provisions f) and g), above, do not apply.


(12)   There are no limitations to how you may allocate your

     Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)    The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.

LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed

     Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.

IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment
- a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age
59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.



For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



     (a)    the AB Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio


    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio



    (v)    the SSGA Growth and Income ETF Portfolio


    (w)    the SSGA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment

Portfolios are one or more of the above listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.

(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal

Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain

     Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity

Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years



    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.

    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.



Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust were permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg. TM) Moderate Allocation Portfolio of Met Investors Series Trust.



For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the

Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio (now merged into the MetLife Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).



   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -

Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.

Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.



If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).

(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                           Benefit
   Issue Age             Percentage
   ------------------    ----------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or

"IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant

(under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.

WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION


METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on

February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc.

(MetLife Securities). All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.


Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase

Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing

Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.



FINANCIAL STATEMENTS



Our financial statements and the financial statements of the Separate Account have been included in the SAI.




TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge



     Calculation of Performance Information



     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.167893         10.479837             0.0000
  01/01/2013    to  12/31/2013       10.479837         11.428729        11,269.9055
  01/01/2014    to  12/31/2014       11.428729         12.037639        19,128.3277
============   ==== ==========       =========         =========       ============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996782          1.036824             0.0000
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917          6.987538        33,522.6656
  01/01/2009    to  12/31/2009        6.987538          8.866651        75,093.8700
  01/01/2010    to  12/31/2010        8.866651          9.757837        88,181.5981
  01/01/2011    to  12/31/2011        9.757837          9.370880        93,798.8099
  01/01/2012    to  12/31/2012        9.370880         10.437432       109,050.8353
  01/01/2013    to  12/31/2013       10.437432         12.138922       158,408.2820
  01/01/2014    to  12/31/2014       12.138922         12.630942       175,256.6539
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918          6.337908        10,211.0993
  01/01/2009    to  12/31/2009        6.337908          8.335439       109,736.4600
  01/01/2010    to  12/31/2010        8.335439          9.281394       147,402.8344
  01/01/2011    to  12/31/2011        9.281394          8.676032       135,724.4776
  01/01/2012    to  12/31/2012        8.676032          9.887340       128,799.0664
  01/01/2013    to  12/31/2013        9.887340         12.137129       159,715.4004
  01/01/2014    to  12/31/2014       12.137129         12.669395       149,650.7084
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918          5.739826        10,372.6903
  01/01/2009    to  12/31/2009        5.739826          7.821959        14,891.7100
  01/01/2010    to  12/31/2010        7.821959          9.081346        26,069.1774
  01/01/2011    to  12/31/2011        9.081346          8.500740        20,877.2229
  01/01/2012    to  12/31/2012        8.500740          9.792130        19,469.7895
  01/01/2013    to  12/31/2013        9.792130         12.469647        24,317.4359
  01/01/2014    to  12/31/2014       12.469647         13.236223        19,726.8374
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917          7.658954         3,130.1184
  01/01/2009    to  12/31/2009        7.658954          9.273025         9,941.4400
  01/01/2010    to  12/31/2010        9.273025          9.999953        26,417.7997
  01/01/2011    to  12/31/2011        9.999953          9.830917       109,800.4259
  01/01/2012    to  12/31/2012        9.830917         10.690383        68,612.4242
  01/01/2013    to  12/31/2013       10.690383         11.907408        53,012.5348
  01/01/2014    to  12/31/2014       11.907408         12.395351        49,548.8284
============   ==== ==========       =========         =========       ============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.095853         11.462767        14,504.6584
  01/01/2013    to  12/31/2013       11.462767         10.865597        13,010.2993
  01/01/2014    to  12/31/2014       10.865597         11.087286        15,468.0980
============   ==== ==========       =========         =========       ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.924071         10.211120        41,222.3487
  01/01/2013    to  12/31/2013       10.211120         11.051764        61,196.1518
  01/01/2014    to  12/31/2014       11.051764         11.485267        57,939.1844
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568         11.824810             0.0000
  01/01/2009    to  12/31/2009       11.824810         17.014752        20,244.2300
  01/01/2010    to  12/31/2010       17.014752         19.327799        25,974.5991
  01/01/2011    to  12/31/2011       19.327799         19.409454        11,984.7256
  01/01/2012    to  12/31/2012       19.409454         22.192562        11,951.6746
  01/01/2013    to  12/31/2013       22.192562         23.807246        13,067.1305
  01/01/2014    to  12/31/2014       23.807246         24.128934        11,085.6221
============   ==== ==========      ==========        ==========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.790697         14.218141       133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490       132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296       120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910        89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964        82,561.9300
  01/01/2010    to  12/31/2010       12.107964         13.793766        82,309.6616
  01/01/2011    to  12/31/2011       13.793766         12.778545        68,899.2780
  01/01/2012    to  12/31/2012       12.778545         15.795183        56,467.9727
  01/01/2013    to  12/31/2013       15.795183         16.047387        54,014.0516
  01/01/2014    to  12/31/2014       16.047387         17.834403        52,529.1192
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.043338          7.849430       433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189       375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294       357,066.5919
  01/01/2008    to  12/31/2008        7.593294          4.540528       314,208.5349
  01/01/2009    to  12/31/2009        4.540528          5.923534       285,432.3300
  01/01/2010    to  12/31/2010        5.923534          7.194651       288,489.7542
  01/01/2011    to  12/31/2011        7.194651          7.288773       251,969.4597
  01/01/2012    to  12/31/2012        7.288773          8.474367       233,304.9387
  01/01/2013    to  12/31/2013        8.474367         12.106716       237,682.1634
  01/01/2014    to  12/31/2014       12.106716         14.123147       212,617.1717
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      131.356334        134.638716             0.0000
  01/01/2011    to  12/31/2011      134.638716        122.141806             0.0000
  01/01/2012    to  12/31/2012      122.141806        146.812700             0.0000
  01/01/2013    to  12/31/2013      146.812700        185.516242            83.5134
  01/01/2014    to  04/25/2014      185.516242        192.875375             0.0000
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246282         10.616793         2,002.7801
  01/01/2006    to  12/31/2006       10.616793         11.103240        15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680        19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760        20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104        29,851.2400
  01/01/2010    to  12/31/2010        6.178104          6.506516        14,538.1208
  01/01/2011    to  04/29/2011        6.506516          6.907176             0.0000
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.931716         13.175555       127,028.8005
  01/01/2006    to  12/31/2006       13.175555         14.956929       133,000.0339
  01/01/2007    to  12/31/2007       14.956929         15.128293       120,066.3037
  01/01/2008    to  12/31/2008       15.128293          9.487967        87,531.5536
  01/01/2009    to  12/31/2009        9.487967         12.316594        80,949.5500
  01/01/2010    to  12/31/2010       12.316594         15.013427        73,508.9699
  01/01/2011    to  12/31/2011       15.013427         13.804291        69,739.6280
  01/01/2012    to  12/31/2012       13.804291         15.996935        60,671.7385
  01/01/2013    to  12/31/2013       15.996935         20.820775        53,351.8411
  01/01/2014    to  12/31/2014       20.820775         23.131451        48,744.6331
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.746952         15.409353       354,309.2494
  01/01/2006    to  12/31/2006       15.409353         19.482154       312,515.3022
  01/01/2007    to  12/31/2007       19.482154         18.899669       285,968.3884
  01/01/2008    to  12/31/2008       18.899669         10.961554       253,171.1413
  01/01/2009    to  12/31/2009       10.961554         16.677336       231,614.4000
  01/01/2010    to  12/31/2010       16.677336         19.050574       216,979.1772
  01/01/2011    to  12/31/2011       19.050574         16.027821       198,615.0165
  01/01/2012    to  12/31/2012       16.027821         20.324615       181,760.0371
  01/01/2013    to  12/31/2013       20.324615         26.022566       162,772.0042
  01/01/2014    to  12/31/2014       26.022566         24.054404       150,119.9214
============   ==== ==========       =========         =========       ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010630          1.044394        75,401.1603
  01/01/2013    to  12/31/2013        1.044394          1.043809        37,937.2778
  01/01/2014    to  12/31/2014        1.043809          1.081320        48,071.2149
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762        97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498       121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604       115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092       134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265       122,356.7310
  01/01/2012    to  12/31/2012        9.680265         11.256169        95,769.4571
  01/01/2013    to  12/31/2013       11.256169         14.953317        98,008.6052
  01/01/2014    to  12/31/2014       14.953317         16.038166        95,257.3999
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873942         15.676284        33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550        32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440        29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298        26,960.7934
  01/01/2012    to  12/31/2012       22.651298         25.488990        24,377.7430
  01/01/2013    to  12/31/2013       25.488990         32.588570        22,696.8097
  01/01/2014    to  12/31/2014       32.588570         35.058692        20,921.4926
============   ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.981598         12.728544       284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960       246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130       212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736       187,394.0707
  01/01/2009    to  12/31/2009        9.341736         12.265817       182,110.0800
  01/01/2010    to  12/31/2010       12.265817         15.186300       165,408.7737
  01/01/2011    to  12/31/2011       15.186300         14.739946       134,849.2268
  01/01/2012    to  12/31/2012       14.739946         17.097538       109,243.3275
  01/01/2013    to  12/31/2013       17.097538         23.515801        95,319.1091
  01/01/2014    to  12/31/2014       23.515801         24.898496        82,824.5008
============   ==== ==========       =========         =========       ============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.954907         10.385718         3,810.2171
  01/01/2014    to  12/31/2014       10.385718         10.709149         3,720.9315
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
    (Reg. TM) BOND SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037916          8.921633         3,515.2612
  01/01/2009    to  12/31/2009        8.921633          9.814869        14,744.6700
  01/01/2010    to  12/31/2010        9.814869         10.217690        12,398.3914
  01/01/2011    to  12/31/2011       10.217690         10.606284        17,154.9442
  01/01/2012    to  12/31/2012       10.606284         10.917179        12,146.2983
  01/01/2013    to  04/26/2013       10.917179         10.888496             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012684          1.046433             0.0000
  01/01/2013    to  12/31/2013        1.046433          1.139546       121,309.5136
  01/01/2014    to  12/31/2014        1.139546          1.196095        59,649.8557
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.304828         3,867.0656
  01/01/2007    to  12/31/2007       10.304828         12.925932        30,466.2269
  01/01/2008    to  12/31/2008       12.925932          7.702959        29,920.1168
  01/01/2009    to  12/31/2009        7.702959         10.643023        30,230.4200
  01/01/2010    to  12/31/2010       10.643023         12.741635        31,712.8870
  01/01/2011    to  12/31/2011       12.741635         12.316924        27,814.9538
  01/01/2012    to  12/31/2012       12.316924         14.129974        19,546.0092
  01/01/2013    to  12/31/2013       14.129974         16.238754        19,136.8103
  01/01/2014    to  12/31/2014       16.238754         16.485555        14,642.7406
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.854422         16.785051       418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644       377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730       338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127       285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535       258,553.7800
  01/01/2010    to  12/31/2010       20.139535         22.322745       241,801.7927
  01/01/2011    to  12/31/2011       22.322745         22.880277       212,340.3144
  01/01/2012    to  12/31/2012       22.880277         25.353812       194,343.8395
  01/01/2013    to  12/31/2013       25.353812         26.861582       165,445.7651
  01/01/2014    to  12/31/2014       26.861582         27.628783       143,889.4231
============   ==== ==========       =========         =========       ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397         10.188191             0.0000
  01/01/2011    to  12/31/2011       10.188191         10.197595         1,663.6303
  01/01/2012    to  12/31/2012       10.197595         10.738104        10,276.4121
  01/01/2013    to  12/31/2013       10.738104         10.940191        28,505.5372
  01/01/2014    to  12/31/2014       10.940191         10.813302        16,952.0528
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399          9.734008           10,384.0622
  01/01/2012    to  12/31/2012        9.734008          9.969859           11,760.1386
  01/01/2013    to  12/31/2013        9.969859          9.895765           10,843.9853
  01/01/2014    to  12/31/2014        9.895765          9.812226            5,435.3203
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997918         10.860673                0.0000
  01/01/2010    to  12/31/2010       10.860673         12.099496                0.0000
  01/01/2011    to  12/31/2011       12.099496         11.832988                0.0000
  01/01/2012    to  12/31/2012       11.832988         13.267839                0.0000
  01/01/2013    to  12/31/2013       13.267839         13.153181                0.0000
  01/01/2014    to  12/31/2014       13.153181         13.052813                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.683074         11.570684        1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684         12.903002          982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293          602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984          697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201          601,888.9500
  01/01/2010    to  12/31/2010        9.843201         11.251762          598,311.9581
  01/01/2011    to  12/31/2011       11.251762         10.402724          574,376.1933
  01/01/2012    to  12/31/2012       10.402724         11.914653          574,542.6876
  01/01/2013    to  12/31/2013       11.914653         15.140008          545,171.9191
  01/01/2014    to  12/31/2014       15.140008         15.610967          421,891.0537
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.950891         10.377682            2,885.8704
  01/01/2013    to  12/31/2013       10.377682         11.644752           12,076.5729
  01/01/2014    to  12/31/2014       11.644752         12.527974           20,239.7333
============   ==== ==========       =========         =========        ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077106          1.122470                0.0000
  01/01/2014    to  12/31/2014        1.122470          1.203340                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.131572         16.012689         377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216         345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972         299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231         230,552.8383
  01/01/2009    to  12/31/2009       11.644231         14.447080         219,343.5800
  01/01/2010    to  12/31/2010       14.447080         16.995902         195,635.3734
  01/01/2011    to  12/31/2011       16.995902         15.178255         176,077.4655
  01/01/2012    to  12/31/2012       15.178255         17.569665         157,018.8103
  01/01/2013    to  12/31/2013       17.569665         22.832759         130,244.8333
  01/01/2014    to  12/31/2014       22.832759         22.787306         111,889.2520
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.443386           3,848.0428
  01/01/2007    to  12/31/2007       10.443386         13.997877          29,645.1320
  01/01/2008    to  12/31/2008       13.997877          6.107034          39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524          67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999          75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930          74,870.5751
  01/01/2012    to  12/31/2012        9.797930         11.429024          59,347.9265
  01/01/2013    to  12/31/2013       11.429024         10.655323          43,697.9889
  01/01/2014    to  12/31/2014       10.655323          9.772978          36,284.2014
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.979856         12.543118         342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096         310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567         278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126         216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051         202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584         191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702         186,638.6378
  01/01/2012    to  12/31/2012       12.102702         13.857650         172,469.4998
  01/01/2013    to  12/31/2013       13.857650         16.215302         166,321.0639
  01/01/2014    to  12/31/2014       16.215302         14.804391         145,789.2762
============   ==== ==========       =========         =========         ============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999740          1.032019               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.124393         11.067004         552,429.7063
  01/01/2006    to  12/31/2006       11.067004         10.901273         537,207.9281
  01/01/2007    to  12/31/2007       10.901273         11.849895         437,638.2083
  01/01/2008    to  12/31/2008       11.849895         10.825292         355,871.0936
  01/01/2009    to  12/31/2009       10.825292         12.538680         303,299.6900
  01/01/2010    to  12/31/2010       12.538680         13.257567         279,802.5113
  01/01/2011    to  12/31/2011       13.257567         14.458039         263,365.7084
  01/01/2012    to  12/31/2012       14.458039         15.479838         227,580.5466
  01/01/2013    to  12/31/2013       15.479838         13.779703         190,105.3094
  01/01/2014    to  12/31/2014       13.779703         13.911521         170,277.9624
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.863917         11.902882         646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117         585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116         542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839         525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007         437,952.3100
  01/01/2010    to  12/31/2010       14.697007         15.598687         431,203.4314
  01/01/2011    to  12/31/2011       15.598687         15.791031         412,049.5206
  01/01/2012    to  12/31/2012       15.791031         16.928614         430,198.5872
  01/01/2013    to  12/31/2013       16.928614         16.291852         333,921.5475
  01/01/2014    to  12/31/2014       16.291852         16.655315         274,386.8789
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929         15.168928               0.0000
  01/01/2010    to  12/31/2010       15.168928         17.254736           1,163.5509
  01/01/2011    to  12/31/2011       17.254736         16.105760           2,767.7242
  01/01/2012    to  12/31/2012       16.105760         17.440825           1,213.7024
  01/01/2013    to  12/31/2013       17.440825         22.710843           2,530.0192
  01/01/2014    to  12/31/2014       22.710843         24.719350           1,352.3661
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.712733         12.262151           7,739.6706
  01/01/2011    to  12/31/2011       12.262151         12.447946          14,113.8088
  01/01/2012    to  12/31/2012       12.447946         13.611429          16,083.0364
  01/01/2013    to  12/31/2013       13.611429         13.543678          10,216.2365
  01/01/2014    to  12/31/2014       13.543678         13.879160          20,585.5130
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.718421         10.847689           8,886.5983
  01/01/2013    to  12/31/2013       10.847689         10.162484               0.0000
  01/01/2014    to  12/31/2014       10.162484         10.724718               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214701         10.715574         3,255.7806
  01/01/2014    to  12/31/2014       10.715574         11.422414         3,894.2181
============   ==== ==========       =========         =========       ============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663          1.064484        18,092.0092
  01/01/2013    to  12/31/2013        1.064484          1.150055        20,553.5808
  01/01/2014    to  12/31/2014        1.150055          1.215740        20,364.9215
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275315          8.432783        71,923.5862
  01/01/2009    to  12/31/2009        8.432783         10.333264       132,301.2500
  01/01/2010    to  12/31/2010       10.333264         11.379773       136,206.6114
  01/01/2011    to  12/31/2011       11.379773         11.284525        98,475.4672
  01/01/2012    to  12/31/2012       11.284525         12.493205        88,682.6905
  01/01/2013    to  12/31/2013       12.493205         13.843251        90,157.5915
  01/01/2014    to  12/31/2014       13.843251         14.372122        79,588.7895
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662179          7.731161        30,142.2722
  01/01/2009    to  12/31/2009        7.731161          9.793017        39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839        35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663        47,673.6248
  01/01/2012    to  12/31/2012       10.533663         11.887943        36,787.4043
  01/01/2013    to  12/31/2013       11.887943         13.772250        39,500.3192
  01/01/2014    to  12/31/2014       13.772250         14.239908        23,672.8048
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435       223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089       206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743       186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910       153,239.0111
  01/01/2012    to  12/31/2012       43.968910         50.892657       131,865.3781
  01/01/2013    to  12/31/2013       50.892657         66.801079       116,213.9961
  01/01/2014    to  12/31/2014       66.801079         74.248482        99,937.6450
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.981901          7.852952         598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513         573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318         445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999         372,477.3486
  01/01/2009    to  12/31/2009        5.580999          7.966011         336,984.3600
  01/01/2010    to  12/31/2010        7.966011          9.979980         318,046.1811
  01/01/2011    to  12/31/2011        9.979980          9.631171         228,074.6144
  01/01/2012    to  12/31/2012        9.631171         10.741882         198,851.3519
  01/01/2013    to  12/31/2013       10.741882         14.395139         192,862.2872
  01/01/2014    to  12/31/2014       14.395139         15.928538         161,033.2550
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.651265         12.743081          12,598.7833
  01/01/2014    to  12/31/2014       12.743081         12.085198           8,576.2854
============   ==== ==========       =========         =========         ============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087913          6.034090           9,868.8798
  01/01/2009    to  12/31/2009        6.034090          8.440167          15,146.0500
  01/01/2010    to  12/31/2010        8.440167          8.852245          15,894.4285
  01/01/2011    to  12/31/2011        8.852245          7.445105          11,765.7652
  01/01/2012    to  12/31/2012        7.445105          8.578318          16,573.6937
  01/01/2013    to  04/26/2013        8.578318          8.882788               0.0000
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.680406         14.113833           1,218.4600
  01/01/2010    to  12/31/2010       14.113833         14.630748           1,981.8524
  01/01/2011    to  12/31/2011       14.630748         15.382633           1,565.6345
  01/01/2012    to  12/31/2012       15.382633         15.632356          10,565.6356
  01/01/2013    to  12/31/2013       15.632356         14.943885           9,375.5481
  01/01/2014    to  12/31/2014       14.943885         15.463191           4,052.1742
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291         137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745         359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242         711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994       1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473         769,160.6400
  01/01/2010    to  12/31/2010       10.267473         10.074225         674,565.5497
  01/01/2011    to  12/31/2011       10.074225          9.885130         594,688.6211
  01/01/2012    to  12/31/2012        9.885130          9.698069         282,712.8314
  01/01/2013    to  12/31/2013        9.698069          9.515538         270,137.9449
  01/01/2014    to  12/31/2014        9.515538          9.336444         263,140.3050
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.762657          9.759505               0.0000
============   ==== ==========       =========         =========       ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.360064         17.061098          36,097.7915
  01/01/2014    to  12/31/2014       17.061098         18.560625          30,463.4475
============   ==== ==========       =========         =========       ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.077804         12.104461          77,624.4304
  01/01/2006    to  12/31/2006       12.104461         12.598415          69,911.0420
  01/01/2007    to  12/31/2007       12.598415         15.344884          57,361.9080
  01/01/2008    to  12/31/2008       15.344884          7.783610          51,733.7185
  01/01/2009    to  12/31/2009        7.783610         11.239190          46,250.5500
  01/01/2010    to  12/31/2010       11.239190         14.023333          41,374.6465
  01/01/2011    to  12/31/2011       14.023333         12.732671          43,057.8686
  01/01/2012    to  12/31/2012       12.732671         13.243738          40,613.6624
  01/01/2013    to  04/26/2013       13.243738         14.267902               0.0000
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267         280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672         270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850         237,971.4584
  01/01/2012    to  12/31/2012       11.595850         13.146384         454,811.1645
  01/01/2013    to  12/31/2013       13.146384         17.637135         408,433.1136
  01/01/2014    to  12/31/2014       17.637135         18.818245         348,080.5210
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
    LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563975          9.975512         4,599.8967
  01/01/2008    to  12/31/2008        9.975512          5.695473        17,983.6007
  01/01/2009    to  12/31/2009        5.695473          6.887615        23,146.3600
  01/01/2010    to  12/31/2010        6.887615          7.797745        22,481.7669
  01/01/2011    to  12/31/2011        7.797745          7.357485        26,249.1303
  01/01/2012    to  12/31/2012        7.357485          8.133087         2,913.4671
  01/01/2013    to  04/26/2013        8.133087          8.726468             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.199570          8.424977       892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595       910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273       808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726       694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833       633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296       564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428       447,345.5818
  01/01/2012    to  04/27/2012        7.748428          8.702779             0.0000
============   ==== ==========       =========         =========       ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.832557         15.967065       422,064.0253
  01/01/2006    to  12/31/2006       15.967065         17.574617       362,659.5132
  01/01/2007    to  12/31/2007       17.574617         16.022131       318,593.9459
  01/01/2008    to  12/31/2008       16.022131          8.467499       270,166.4324
  01/01/2009    to  12/31/2009        8.467499         11.730917       251,482.6000
  01/01/2010    to  12/31/2010       11.730917         13.209181       229,592.1030
  01/01/2011    to  12/31/2011       13.209181         13.802315       185,367.2192
  01/01/2012    to  12/31/2012       13.802315         15.109494       174,944.4178
  01/01/2013    to  12/31/2013       15.109494         20.237803       154,816.1857
  01/01/2014    to  12/31/2014       20.237803         20.189271       133,025.5893
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240         10.127304             0.0000
  01/01/2009    to  12/31/2009       10.127304         14.181330             0.0000
  01/01/2010    to  12/31/2010       14.181330         17.057883           673.4023
  01/01/2011    to  12/31/2011       17.057883         14.017102         1,015.6189
  01/01/2012    to  12/31/2012       14.017102         16.214180           920.8997
  01/01/2013    to  12/31/2013       16.214180         20.300375         4,893.3457
  01/01/2014    to  12/31/2014       20.300375         18.584810         5,746.8529
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.332149         13.550342           63,288.0195
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.910122         14.251064        2,624,007.5164
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.103473         10.357964        1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964         11.040211        1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478        1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449        1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887        1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442        1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503        1,530,248.3631
  01/01/2012    to  12/31/2012       11.704503         12.736086        1,481,663.6677
  01/01/2013    to  12/31/2013       12.736086         13.631012        1,349,392.9540
  01/01/2014    to  04/25/2014       13.631012         13.721523                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.223628         10.614857        1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857         11.481355        1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296        2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307        2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293        1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178        2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371        1,917,844.5505
  01/01/2012    to  12/31/2012       11.548371         12.734194        1,815,270.2350
  01/01/2013    to  12/31/2013       12.734194         14.271995        1,677,188.0374
  01/01/2014    to  04/25/2014       14.271995         14.312622                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.304806         14.766474        2,630,275.7924
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.387206         10.918136         3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136         11.996419         4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089         4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149         4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836         4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201         4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644         3,585,466.7004
  01/01/2012    to  12/31/2012       11.157644         12.471587         3,320,296.3740
  01/01/2013    to  12/31/2013       12.471587         14.613171         2,939,172.6375
  01/01/2014    to  04/25/2014       14.613171         14.610666                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.278990         14.824869         3,326,979.4763
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
    TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          7.009436             5,864.3866
  01/01/2009    to  12/31/2009        7.009436          8.841161            15,243.2600
  01/01/2010    to  12/31/2010        8.841161          9.546299            36,074.6244
  01/01/2011    to  12/31/2011        9.546299          9.202085            33,200.1687
  01/01/2012    to  12/31/2012        9.202085         10.483706            34,333.8457
  01/01/2013    to  04/26/2013       10.483706         11.268352                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.598018         11.348007         3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007         12.648785         4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010         4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380         4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345         4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775         4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138         4,042,008.5957
  01/01/2012    to  12/31/2012       10.806138         12.268357         3,690,752.7639
  01/01/2013    to  12/31/2013       12.268357         15.156984         3,382,356.8704
  01/01/2014    to  04/25/2014       15.156984         15.071967                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.601666         13.171307         2,608.9200
  01/01/2010    to  12/31/2010       13.171307         16.273172         2,945.8998
  01/01/2011    to  12/31/2011       16.273172         15.609908         4,710.4570
  01/01/2012    to  12/31/2012       15.609908         17.958955         4,003.0287
  01/01/2013    to  12/31/2013       17.958955         23.392505        10,979.5904
  01/01/2014    to  12/31/2014       23.392505         25.066670         9,483.3721
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.184770         11.455096       206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028       179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947       150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703       126,593.0513
  01/01/2009    to  12/31/2009        8.207703         10.140674       147,741.1000
  01/01/2010    to  12/31/2010       10.140674         11.391722       147,927.1408
  01/01/2011    to  12/31/2011       11.391722         11.360548       128,740.9148
  01/01/2012    to  12/31/2012       11.360548         12.865299       120,633.2465
  01/01/2013    to  12/31/2013       12.865299         16.624657       115,171.0980
  01/01/2014    to  12/31/2014       16.624657         18.448430       106,645.8631
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.550580         20.437846        52,014.1326
  01/01/2014    to  12/31/2014       20.437846         22.171216        48,760.9423
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          6.577412         1,004.1733
  01/01/2009    to  12/31/2009        6.577412          8.059563        16,371.4500
  01/01/2010    to  12/31/2010        8.059563          8.779668        64,159.7725
  01/01/2011    to  12/31/2011        8.779668          8.567648        64,238.6160
  01/01/2012    to  12/31/2012        8.567648          9.575332        63,956.2691
  01/01/2013    to  04/26/2013        9.575332         10.472267             0.0000
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.756520         11.246923         3,334.0700
  01/01/2010    to  12/31/2010       11.246923         11.892205         3,334.0710
  01/01/2011    to  12/31/2011       11.892205         10.192314         4,058.1496
  01/01/2012    to  12/31/2012       10.192314         11.793437         4,150.7701
  01/01/2013    to  12/31/2013       11.793437         14.052125         3,730.7399
  01/01/2014    to  12/31/2014       14.052125         12.914782         6,558.5101
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.825288         23.429557        66,920.2564
  01/01/2014    to  12/31/2014       23.429557         22.919485        56,917.5191
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.349490         14.154574         156,263.8409
  01/01/2006    to  12/31/2006       14.154574         15.927114         147,604.3052
  01/01/2007    to  12/31/2007       15.927114         15.202206         127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464         115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579         114,170.5400
  01/01/2010    to  12/31/2010       12.348579         14.886019         109,284.5743
  01/01/2011    to  12/31/2011       14.886019         13.835741         107,341.0730
  01/01/2012    to  12/31/2012       13.835741         14.291465          92,763.4835
  01/01/2013    to  04/26/2013       14.291465         15.471275               0.0000
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.854595         13.316341             734.8500
  01/01/2010    to  12/31/2010       13.316341         16.534381           1,234.4793
  01/01/2011    to  12/31/2011       16.534381         15.521640           3,270.0609
  01/01/2012    to  12/31/2012       15.521640         17.656228           4,840.5580
  01/01/2013    to  12/31/2013       17.656228         23.928209           5,497.2712
  01/01/2014    to  12/31/2014       23.928209         24.588359           6,709.3926
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.207873         20.396540          54,211.1534
  01/01/2014    to  12/31/2014       20.396540         21.778971          49,593.5620
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.258682          4.639082         230,903.0364
  01/01/2006    to  12/31/2006        4.639082          4.795367         163,244.9070
  01/01/2007    to  12/31/2007        4.795367          6.187776         161,648.8623
  01/01/2008    to  12/31/2008        6.187776          3.372242         108,137.2786
  01/01/2009    to  12/31/2009        3.372242          5.260154         124,133.0300
  01/01/2010    to  12/31/2010        5.260154          6.590395         153,225.0339
  01/01/2011    to  12/31/2011        6.590395          5.826713          73,445.8336
  01/01/2012    to  12/31/2012        5.826713          6.409230          69,501.5124
  01/01/2013    to  04/26/2013        6.409230          6.691623               0.0000
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.597882         14.700819               0.0000
  01/01/2010    to  12/31/2010       14.700819         18.610935               0.0000
  01/01/2011    to  12/31/2011       18.610935         15.216237               0.0000
  01/01/2012    to  12/31/2012       15.216237         15.313235               0.0000
  01/01/2013    to  12/31/2013       15.313235         16.640946               0.0000
  01/01/2014    to  12/31/2014       16.640946         13.254085               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039               55.3420
  01/01/2006    to  12/31/2006       14.929039         15.222294            2,816.2629
  01/01/2007    to  12/31/2007       15.222294         15.536642            7,259.2480
  01/01/2008    to  12/31/2008       15.536642         15.162330           19,190.9392
  01/01/2009    to  12/31/2009       15.162330         15.484010           14,765.8400
  01/01/2010    to  12/31/2010       15.484010         16.027078           11,233.1173
  01/01/2011    to  12/31/2011       16.027078         16.554340           10,285.6934
  01/01/2012    to  12/31/2012       16.554340         16.736131           12,679.0815
  01/01/2013    to  12/31/2013       16.736131         16.272485            6,099.1187
  01/01/2014    to  12/31/2014       16.272485         16.373384            3,044.1442
============   ==== ==========       =========         =========        ==============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.691186         12.634573        1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373        1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708          927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580          803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658          737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141          674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763          559,819.5251
  01/01/2012    to  12/31/2012       11.516763         12.734053          474,301.8288
  01/01/2013    to  12/31/2013       12.734053         16.683680          419,921.7343
  01/01/2014    to  12/31/2014       16.683680         18.079754          349,598.9289
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963           38,442.7246
  01/01/2013    to  12/31/2013       10.585963         11.613923           79,612.9892
  01/01/2014    to  12/31/2014       11.613923         12.306308           60,114.7498
============   ==== ==========       =========         =========        ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996864          1.041127                0.0000
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008575          7.016504        1,489,655.7097
  01/01/2009    to  12/31/2009        7.016504          8.956971        3,822,164.8200
  01/01/2010    to  12/31/2010        8.956971          9.916506        3,829,051.8587
  01/01/2011    to  12/31/2011        9.916506          9.580447        3,742,922.6309
  01/01/2012    to  12/31/2012        9.580447         10.735389        3,618,987.5090
  01/01/2013    to  12/31/2013       10.735389         12.560555        3,403,675.0098
  01/01/2014    to  12/31/2014       12.560555         13.148320        3,291,790.8307
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998575          6.364205        1,986,210.6664
  01/01/2009    to  12/31/2009        6.364205          8.420381        4,395,530.4500
  01/01/2010    to  12/31/2010        8.420381          9.432345        4,712,662.7847
  01/01/2011    to  12/31/2011        9.432345          8.870103        4,408,752.1101
  01/01/2012    to  12/31/2012        8.870103         10.169637        4,164,806.2926
  01/01/2013    to  12/31/2013       10.169637         12.558744        3,548,921.6002
  01/01/2014    to  12/31/2014       12.558744         13.188399        3,559,805.1009
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988576          5.763664          266,254.6293
  01/01/2009    to  12/31/2009        5.763664          7.901709        1,118,936.3200
  01/01/2010    to  12/31/2010        7.901709          9.229087          681,950.4277
  01/01/2011    to  12/31/2011        9.229087          8.690929          642,255.2879
  01/01/2012    to  12/31/2012        8.690929         10.071748          557,309.6489
  01/01/2013    to  12/31/2013       10.071748         12.902859          511,625.3205
  01/01/2014    to  12/31/2014       12.902859         13.778493          466,317.7026
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018575          7.690677         632,896.8899
  01/01/2009    to  12/31/2009        7.690677          9.367447       1,776,531.4000
  01/01/2010    to  12/31/2010        9.367447         10.162530       1,889,511.8604
  01/01/2011    to  12/31/2011       10.162530         10.050728       1,908,835.0320
  01/01/2012    to  12/31/2012       10.050728         10.995520       1,807,420.5064
  01/01/2013    to  12/31/2013       10.995520         12.320964       1,656,785.9672
  01/01/2014    to  12/31/2014       12.320964         12.903037       1,533,301.0448
============   ==== ==========       =========         =========       ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699         179,700.9755
  01/01/2013    to  12/31/2013       11.580699         11.043464          85,875.1020
  01/01/2014    to  12/31/2014       11.043464         11.336607          72,005.6317
============   ==== ==========       =========         =========       ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536         210,684.7251
  01/01/2013    to  12/31/2013       10.314536         11.230860         455,726.0765
  01/01/2014    to  12/31/2014       11.230860         11.741626         455,353.3757
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.010615         12.733893           4,644.3595
  01/01/2009    to  12/31/2009       12.733893         18.432949         126,101.1000
  01/01/2010    to  12/31/2010       18.432949         21.064711         153,932.7576
  01/01/2011    to  12/31/2011       21.064711         21.280670          75,345.9362
  01/01/2012    to  12/31/2012       21.280670         24.479242          93,020.2725
  01/01/2013    to  12/31/2013       24.479242         26.418292          97,736.2083
  01/01/2014    to  12/31/2014       26.418292         26.936384          67,198.1051
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.842253         14.361086         221,739.4574
  01/01/2006    to  12/31/2006       14.361086         19.503665         213,770.9582
  01/01/2007    to  12/31/2007       19.503665         16.361582         145,227.6772
  01/01/2008    to  12/31/2008       16.361582          9.419490         154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414         160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371         156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587         164,363.9824
  01/01/2012    to  12/31/2012       13.380587         16.639355         142,299.4059
  01/01/2013    to  12/31/2013       16.639355         17.006799         140,017.1389
  01/01/2014    to  12/31/2014       17.006799         19.014356         113,404.8164
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.189929          8.060860         250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713         232,569.9866
  01/01/2007    to  12/31/2007        7.818713          7.892126         226,248.5456
  01/01/2008    to  12/31/2008        7.892126          4.747779         205,007.5443
  01/01/2009    to  12/31/2009        4.747779          6.231197         210,303.4700
  01/01/2010    to  12/31/2010        6.231197          7.613826         203,319.1014
  01/01/2011    to  12/31/2011        7.613826          7.759761         182,272.4032
  01/01/2012    to  12/31/2012        7.759761          9.076542         185,207.8357
  01/01/2013    to  12/31/2013        9.076542         13.044951         289,589.7952
  01/01/2014    to  12/31/2014       13.044951         15.309203         388,852.6625
============   ==== ==========      ==========        ==========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      155.513964        160.035224             328.4195
  01/01/2011    to  12/31/2011      160.035224        146.053290             309.5836
  01/01/2012    to  12/31/2012      146.053290        176.615267           3,628.7479
  01/01/2013    to  12/31/2013      176.615267        224.517975           8,314.4105
  01/01/2014    to  04/25/2014      224.517975        233.865730               0.0000
============   ==== ==========      ==========        ==========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247456         10.627269               0.0000
  01/01/2006    to  12/31/2006       10.627269         11.180916          20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877          22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552          31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860          52,849.6900
  01/01/2010    to  12/31/2010        6.334860          6.711722          88,489.0988
  01/01/2011    to  04/29/2011        6.711722          7.138968               0.0000
============   ==== ==========      ==========        ==========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.979835         13.308023         109,134.2575
  01/01/2006    to  12/31/2006       13.308023         15.197948         107,157.0510
  01/01/2007    to  12/31/2007       15.197948         15.465093          99,419.1581
  01/01/2008    to  12/31/2008       15.465093          9.757880          91,362.8861
  01/01/2009    to  12/31/2009        9.757880         12.743199          83,013.9100
  01/01/2010    to  12/31/2010       12.743199         15.626784          65,999.7393
  01/01/2011    to  12/31/2011       15.626784         14.454596          68,293.2644
  01/01/2012    to  12/31/2012       14.454596         16.851844          61,174.8283
  01/01/2013    to  12/31/2013       16.851844         22.065390          69,612.1547
  01/01/2014    to  12/31/2014       22.065390         24.661707          60,140.5669
============   ==== ==========      ==========        ==========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.994100         15.780483         254,300.0924
  01/01/2006    to  12/31/2006       15.780483         20.071036         254,524.7291
  01/01/2007    to  12/31/2007       20.071036         19.588813         238,219.6437
  01/01/2008    to  12/31/2008       19.588813         11.429986         247,935.4415
  01/01/2009    to  12/31/2009       11.429986         17.494711         246,404.8500
  01/01/2010    to  12/31/2010       17.494711         20.104387         221,872.1784
  01/01/2011    to  12/31/2011       20.104387         17.016156         189,393.9760
  01/01/2012    to  12/31/2012       17.016156         21.708384         194,027.8649
  01/01/2013    to  12/31/2013       21.708384         27.961401         246,260.0657
  01/01/2014    to  12/31/2014       27.961401         26.002213         250,565.4949
============   ==== ==========       =========         =========       ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710       1,970,136.2397
  01/01/2013    to  12/31/2013        1.048710          1.054430       1,436,191.3463
  01/01/2014    to  12/31/2014        1.054430          1.098896       1,225,097.6187
============   ==== ==========       =========         =========       ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319         654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646         694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573         660,317.2294
  01/01/2012    to  12/31/2012       10.070573         11.772115         591,194.3865
  01/01/2013    to  12/31/2013       11.772115         15.732268         551,040.8352
  01/01/2014    to  12/31/2014       15.732268         16.975188         501,354.4094
============   ==== ==========       =========         =========       ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.455881         16.783283         498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355         484,186.6300
  01/01/2010    to  12/31/2010       20.962355         25.973885         457,734.9255
  01/01/2011    to  12/31/2011       25.973885         24.690934         413,436.2833
  01/01/2012    to  12/31/2012       24.690934         27.952215         338,253.9549
  01/01/2013    to  12/31/2013       27.952215         35.952829         277,223.5128
  01/01/2014    to  12/31/2014       35.952829         38.910717         231,599.9686
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.197049         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871         167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028         169,394.9110
  01/01/2009    to  12/31/2009        9.741028         12.867069         312,799.3200
  01/01/2010    to  12/31/2010       12.867069         16.026464         169,552.9197
  01/01/2011    to  12/31/2011       16.026464         15.648867         116,546.6526
  01/01/2012    to  12/31/2012       15.648867         18.261621         113,404.8567
  01/01/2013    to  12/31/2013       18.261621         25.267876         109,595.7357
  01/01/2014    to  12/31/2014       25.267876         26.914621          96,627.0131
============   ==== ==========       =========         =========         ============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.289575         10.746382         217,743.2733
  01/01/2014    to  12/31/2014       10.746382         11.147721         278,294.9602
============   ==== ==========       =========         =========         ============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
    (Reg. TM) BOND SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038574          8.958531         102,715.0448
  01/01/2009    to  12/31/2009        8.958531          9.914745         237,540.3800
  01/01/2010    to  12/31/2010        9.914745         10.383763         241,178.5414
  01/01/2011    to  12/31/2011       10.383763         10.843343         232,725.6033
  01/01/2012    to  12/31/2012       10.843343         11.228709         214,600.0134
  01/01/2013    to  04/26/2013       11.228709         11.199946               0.0000
============   ==== ==========       =========         =========         ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758         190,883.9505
  01/01/2013    to  12/31/2013        1.050758          1.151141         376,549.3488
  01/01/2014    to  12/31/2014        1.151141          1.215536         223,821.0550
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.346428               0.0000
  01/01/2007    to  12/31/2007       10.346428         13.056584           4,649.3586
  01/01/2008    to  12/31/2008       13.056584          7.827887          45,409.4605
  01/01/2009    to  12/31/2009        7.827887         10.880671          58,121.0600
  01/01/2010    to  12/31/2010       10.880671         13.104428         326,600.9991
  01/01/2011    to  12/31/2011       13.104428         12.743706          65,011.6613
  01/01/2012    to  12/31/2012       12.743706         14.707991         110,428.5838
  01/01/2013    to  12/31/2013       14.707991         17.004709          83,145.8011
  01/01/2014    to  12/31/2014       17.004709         17.367049         104,415.2403
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.204948         17.236958         733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397         713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893         703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614         632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702         612,561.6200
  01/01/2010    to  12/31/2010       21.184702         23.622434         587,544.1006
  01/01/2011    to  12/31/2011       23.622434         24.357741         519,164.0967
  01/01/2012    to  12/31/2012       24.357741         27.154250         463,516.9708
  01/01/2013    to  12/31/2013       27.154250         28.942193         334,692.1121
  01/01/2014    to  12/31/2014       28.942193         29.947945         285,075.5190
============   ==== ==========       =========         =========         ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.998219         10.229633          10,912.5312
  01/01/2011    to  12/31/2011       10.229633         10.300527          68,414.7160
  01/01/2012    to  12/31/2012       10.300527         10.912106          75,868.0673
  01/01/2013    to  12/31/2013       10.912106         11.184364          72,186.9647
  01/01/2014    to  12/31/2014       11.184364         11.121170          68,297.4508
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988220          9.773621          34,235.0737
  01/01/2012    to  12/31/2012        9.773621         10.070996         130,255.8768
  01/01/2013    to  12/31/2013       10.070996         10.056309         183,163.3666
  01/01/2014    to  12/31/2014       10.056309         10.031423         194,507.7146
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998575         10.904481           8,194.6400
  01/01/2010    to  12/31/2010       10.904481         12.221348          27,541.0194
  01/01/2011    to  12/31/2011       12.221348         12.023913          30,025.0902
  01/01/2012    to  12/31/2012       12.023913         13.563466          29,838.4637
  01/01/2013    to  12/31/2013       13.563466         13.527178          28,861.1622
  01/01/2014    to  12/31/2014       13.527178         13.504760          25,716.0181
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.693251         11.651175         581,229.6012
  01/01/2006    to  12/31/2006       11.651175         13.070727         654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444         668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319       2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970       2,495,516.9500
  01/01/2010    to  12/31/2010       10.152970         11.675624       2,315,027.9721
  01/01/2011    to  12/31/2011       11.675624         10.859463       2,094,628.1203
  01/01/2012    to  12/31/2012       10.859463         12.512996       1,818,351.7610
  01/01/2013    to  12/31/2013       12.512996         15.995949       1,604,023.7150
  01/01/2014    to  12/31/2014       15.995949         16.592811       1,370,070.8118
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.011276         10.482770         137,857.5184
  01/01/2013    to  12/31/2013       10.482770         11.833440         298,480.6318
  01/01/2014    to  12/31/2014       11.833440         12.807579         322,286.2246
============   ==== ==========       =========         =========       ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.080260          1.130318          42,964.4413
  01/01/2014    to  12/31/2014        1.130318          1.219045           6,220.2549
============   ==== ==========       =========         =========       ==============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.345408         16.352461         290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325         297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670         253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897         246,374.0647
  01/01/2009    to  12/31/2009       12.107897         15.112789         269,550.6500
  01/01/2010    to  12/31/2010       15.112789         17.885935         440,161.9995
  01/01/2011    to  12/31/2011       17.885935         16.069084         207,475.3833
  01/01/2012    to  12/31/2012       16.069084         18.713333         206,209.7128
  01/01/2013    to  12/31/2013       18.713333         24.465258         234,320.1558
  01/01/2014    to  12/31/2014       24.465258         24.563534         216,688.3523
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.485576         2,835.6493
  01/01/2007    to  12/31/2007       10.485576         14.139404        11,313.7846
  01/01/2008    to  12/31/2008       14.139404          6.206168       212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730       500,738.8100
  01/01/2010    to  12/31/2010       10.349730         12.632893       734,589.9684
  01/01/2011    to  12/31/2011       12.632893         10.137634       357,684.4013
  01/01/2012    to  12/31/2012       10.137634         11.896795       365,129.7129
  01/01/2013    to  12/31/2013       11.896795         11.158201       446,124.9504
  01/01/2014    to  12/31/2014       11.158201         10.295853       394,237.9879
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.208267         12.880848       666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474       603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629       432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813       413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221       432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173       453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600       418,305.5153
  01/01/2012    to  12/31/2012       12.884600         14.842148       381,277.3753
  01/01/2013    to  12/31/2013       14.842148         17.471762       331,160.6856
  01/01/2014    to  12/31/2014       17.471762         16.047577       307,264.6719
============   ==== ==========       =========         =========       ============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999822          1.036303             0.0000
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.236502         11.245632       254,164.6757
  01/01/2006    to  12/31/2006       11.245632         11.143728       256,083.2801
  01/01/2007    to  12/31/2007       11.143728         12.186705       236,762.8367
  01/01/2008    to  12/31/2008       12.186705         11.200179       236,684.3964
  01/01/2009    to  12/31/2009       11.200179         13.050909       354,047.1100
  01/01/2010    to  12/31/2010       13.050909         13.882186       468,983.9171
  01/01/2011    to  12/31/2011       13.882186         15.230028       498,093.5271
  01/01/2012    to  12/31/2012       15.230028         16.405011       502,546.6561
  01/01/2013    to  12/31/2013       16.405011         14.691194       463,377.5753
  01/01/2014    to  12/31/2014       14.691194         14.920994       422,716.8845
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.110712         12.223413         1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070         1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910         1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677         1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765         3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947         2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768         4,369,826.5175
  01/01/2012    to  12/31/2012       16.810768         18.130822         3,621,705.7134
  01/01/2013    to  12/31/2013       18.130822         17.553861         2,480,474.9718
  01/01/2014    to  12/31/2014       17.553861         18.053464         1,701,994.2008
============   ==== ==========       =========         =========         ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.603770         16.688680            76,202.9300
  01/01/2010    to  12/31/2010       16.688680         19.097595            65,073.8798
  01/01/2011    to  12/31/2011       19.097595         17.932990            55,534.2858
  01/01/2012    to  12/31/2012       17.932990         19.536993            52,280.1676
  01/01/2013    to  12/31/2013       19.536993         25.593388            39,506.1882
  01/01/2014    to  12/31/2014       25.593388         28.024451            37,288.6357
============   ==== ==========       =========         =========         ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       24.171167         25.405794               446.2357
  01/01/2011    to  12/31/2011       25.405794         25.945508            10,849.3749
  01/01/2012    to  12/31/2012       25.945508         28.542174            23,191.3929
  01/01/2013    to  12/31/2013       28.542174         28.571028            38,499.4028
  01/01/2014    to  12/31/2014       28.571028         29.454919            44,832.6731
============   ==== ==========       =========         =========         ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.783430         10.957512            14,714.9789
  01/01/2013    to  12/31/2013       10.957512         10.327163            23,172.5086
  01/01/2014    to  12/31/2014       10.327163         10.964080            31,791.3097
============   ==== ==========       =========         =========         ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741             6,487.8784
  01/01/2014    to  12/31/2014       10.760741         11.539586            21,354.3745
============   ==== ==========       =========         =========         ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883           864,213.2742
  01/01/2013    to  12/31/2013        1.068883          1.161756         2,515,162.8295
  01/01/2014    to  12/31/2014        1.161756          1.235499         2,187,907.0806
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.431507          8.599158         2,787,693.6433
  01/01/2009    to  12/31/2009        8.599158         10.600545         3,031,686.8500
  01/01/2010    to  12/31/2010       10.600545         11.744313         3,157,363.8325
  01/01/2011    to  12/31/2011       11.744313         11.715944         3,262,408.5909
  01/01/2012    to  12/31/2012       11.715944         13.049283         3,064,343.5324
  01/01/2013    to  12/31/2013       13.049283         14.546415         2,761,173.7369
  01/01/2014    to  12/31/2014       14.546415         15.193036         2,463,195.1784
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.806825          7.883723         1,040,729.3647
  01/01/2009    to  12/31/2009        7.883723         10.046366         1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254         1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433         1,205,631.5408
  01/01/2012    to  12/31/2012       10.936433         12.417139         1,201,084.7539
  01/01/2013    to  12/31/2013       12.417139         14.471865         1,265,991.1343
  01/01/2014    to  12/31/2014       14.471865         15.053334         1,179,114.4909
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.937816         48.925372           506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355           514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221           457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630           428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476           429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240           411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866           360,610.0337
  01/01/2012    to  12/31/2012       46.809866         54.508674           317,553.3809
  01/01/2013    to  12/31/2013       54.508674         71.977697           268,672.1838
  01/01/2014    to  12/31/2014       71.977697         80.483634           228,419.9962
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.127233          8.064495         1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316         1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864           619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734           633,847.6083
  01/01/2009    to  12/31/2009        5.835734          8.379729           984,254.2900
  01/01/2010    to  12/31/2010        8.379729         10.561395           937,799.2986
  01/01/2011    to  12/31/2011       10.561395         10.253499           556,215.8988
  01/01/2012    to  12/31/2012       10.253499         11.505166           495,214.1034
  01/01/2013    to  12/31/2013       11.505166         15.510711           496,759.3974
  01/01/2014    to  12/31/2014       15.510711         17.266223           413,393.0104
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.296585         14.601457         201,491.0416
  01/01/2014    to  12/31/2014       14.601457         13.931004         240,721.1247
============   ==== ==========       =========         =========       ==============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088572          6.059120         130,383.0723
  01/01/2009    to  12/31/2009        6.059120          8.526167         288,323.3200
  01/01/2010    to  12/31/2010        8.526167          8.996195         320,177.4014
  01/01/2011    to  12/31/2011        8.996195          7.611678         319,026.9482
  01/01/2012    to  12/31/2012        7.611678          8.823283         325,271.3533
  01/01/2013    to  04/26/2013        8.823283          9.153894               0.0000
============   ==== ==========       =========         =========       ==============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.569022         15.090255           3,015.0700
  01/01/2010    to  12/31/2010       15.090255         15.737050           9,840.3362
  01/01/2011    to  12/31/2011       15.737050         16.645052          10,146.9500
  01/01/2012    to  12/31/2012       16.645052         17.017605          35,296.3914
  01/01/2013    to  12/31/2013       17.017605         16.366043          24,707.0658
  01/01/2014    to  12/31/2014       16.366043         17.036667          34,996.6086
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014          64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463         273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221         517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141       1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453       1,108,920.4500
  01/01/2010    to  12/31/2010       10.800453         10.660952         791,077.1149
  01/01/2011    to  12/31/2011       10.660952         10.523629         722,672.9733
  01/01/2012    to  12/31/2012       10.523629         10.386964         703,985.3055
  01/01/2013    to  12/31/2013       10.386964         10.252804         810,018.4087
  01/01/2014    to  12/31/2014       10.252804         10.120377         460,779.3826
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.965778          9.982068               0.0000
============   ==== ==========       =========         =========       ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.157349         18.081245          31,794.4233
  01/01/2014    to  12/31/2014       18.081245         19.788822          20,929.1218
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.122514         12.226213           44,462.4804
  01/01/2006    to  12/31/2006       12.226213         12.801545           46,370.7652
  01/01/2007    to  12/31/2007       12.801545         15.686606           42,540.5936
  01/01/2008    to  12/31/2008       15.686606          8.005137           50,547.2214
  01/01/2009    to  12/31/2009        8.005137         11.628611           57,550.6000
  01/01/2010    to  12/31/2010       11.628611         14.596416           60,121.0792
  01/01/2011    to  12/31/2011       14.596416         13.332640           33,122.7674
  01/01/2012    to  12/31/2012       13.332640         13.951718           31,367.3501
  01/01/2013    to  04/26/2013       13.951718         15.059331                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795          442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247          411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458          355,159.3390
  01/01/2012    to  12/31/2012       12.276458         14.002167          545,620.2428
  01/01/2013    to  12/31/2013       14.002167         18.898229          497,005.9457
  01/01/2014    to  12/31/2014       18.898229         20.285133          400,668.1043
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
    LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565877          9.985542                0.0000
  01/01/2008    to  12/31/2008        9.985542          5.735714            5,788.3869
  01/01/2009    to  12/31/2009        5.735714          6.978023           12,679.3500
  01/01/2010    to  12/31/2010        6.978023          7.947595        1,115,559.7319
  01/01/2011    to  12/31/2011        7.947595          7.543923           31,483.4344
  01/01/2012    to  12/31/2012        7.543923          8.389614           49,478.4035
  01/01/2013    to  04/26/2013        8.389614          9.018898                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.370190          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238         458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780         442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075         394,919.7415
  01/01/2012    to  04/27/2012        8.249075          9.283200               0.0000
============   ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       15.141040         16.396913         195,213.8691
  01/01/2006    to  12/31/2006       16.396913         18.156026         185,309.5425
  01/01/2007    to  12/31/2007       18.156026         16.652392         161,422.5346
  01/01/2008    to  12/31/2008       16.652392          8.853884         151,378.3014
  01/01/2009    to  12/31/2009        8.853884         12.340053         144,169.8200
  01/01/2010    to  12/31/2010       12.340053         13.978623         126,489.2256
  01/01/2011    to  12/31/2011       13.978623         14.694020         112,827.1680
  01/01/2012    to  12/31/2012       14.694020         16.182973         106,739.8611
  01/01/2013    to  12/31/2013       16.182973         21.805972         107,910.9396
  01/01/2014    to  12/31/2014       21.805972         21.884643         101,816.5371
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.066059         10.137618              69.1893
  01/01/2009    to  12/31/2009       10.137618         14.281201           8,620.2200
  01/01/2010    to  12/31/2010       14.281201         17.281226           8,605.4646
  01/01/2011    to  12/31/2011       17.281226         14.286034          33,564.7410
  01/01/2012    to  12/31/2012       14.286034         16.625196          22,684.1041
  01/01/2013    to  12/31/2013       16.625196         20.940119          21,070.1712
  01/01/2014    to  12/31/2014       20.940119         19.285912          24,338.1487
============   ==== ==========       =========         =========       ==============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.138773         14.428629          93,763.6618
============   ==== ==========       =========         =========       ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.522958         14.939452       6,100,832.4826
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.113107         10.430055           114,834.5401
  01/01/2006    to  12/31/2006       10.430055         11.183762           188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964           800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310         1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695         2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825         2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191         2,925,213.1822
  01/01/2012    to  12/31/2012       12.218191         13.375464         2,824,903.5159
  01/01/2013    to  12/31/2013       13.375464         14.401451         2,245,304.8176
  01/01/2014    to  04/25/2014       14.401451         14.524510                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.233375         10.688727           777,624.5323
  01/01/2006    to  12/31/2006       10.688727         11.630632         1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163         2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726         3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404         3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944         4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244         4,757,301.0599
  01/01/2012    to  12/31/2012       12.055244         13.373515         4,563,756.9413
  01/01/2013    to  12/31/2013       13.373515         15.078692         4,404,433.0490
  01/01/2014    to  04/25/2014       15.078692         15.150236                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.464132         16.028157        13,854,808.1444
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.397106         10.994107         2,493,738.8778
  01/01/2006    to  12/31/2006       10.994107         12.152378         3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234         5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645        12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411        14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908        16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420        16,989,816.7331
  01/01/2012    to  12/31/2012       11.647420         13.097782        16,300,284.3794
  01/01/2013    to  12/31/2013       13.097782         15.439211        15,113,912.2201
  01/01/2014    to  04/25/2014       15.439211         15.465784                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.941182         16.617936        11,420,575.8948
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
    TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          7.038489           417,605.7008
  01/01/2009    to  12/31/2009        7.038489          8.931219         1,251,328.9000
  01/01/2010    to  12/31/2010        8.931219          9.701527         1,364,370.0984
  01/01/2011    to  12/31/2011        9.701527          9.407894         1,357,682.8017
  01/01/2012    to  12/31/2012        9.407894         10.783002         1,296,829.1911
  01/01/2013    to  04/26/2013       10.783002         11.612168                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.608115         11.426958         2,732,343.2028
  01/01/2006    to  12/31/2006       11.426958         12.813215         4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565         7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740        14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495        15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337        14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553        13,717,285.7434
  01/01/2012    to  12/31/2012       11.280553         12.884423        12,456,807.1299
  01/01/2013    to  12/31/2013       12.884423         16.013844        12,676,191.6422
  01/01/2014    to  04/25/2014       16.013844         15.954170                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.179204         13.943832                 6.6100
  01/01/2010    to  12/31/2010       13.943832         17.331163             2,651.8491
  01/01/2011    to  12/31/2011       17.331163         16.724655             2,487.2729
  01/01/2012    to  12/31/2012       16.724655         19.357826             9,961.4034
  01/01/2013    to  12/31/2013       19.357826         25.366238             7,377.3226
  01/01/2014    to  12/31/2014       25.366238         27.345252             8,723.9168
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.385874         11.731023            91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443            95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181            79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483           109,635.4408
  01/01/2009    to  12/31/2009        8.558483         10.637702           205,547.4100
  01/01/2010    to  12/31/2010       10.637702         12.021908           175,351.4839
  01/01/2011    to  12/31/2011       12.021908         12.061008           150,814.0012
  01/01/2012    to  12/31/2012       12.061008         13.741140           152,235.9223
  01/01/2013    to  12/31/2013       13.741140         17.863205           140,673.4160
  01/01/2014    to  12/31/2014       17.863205         19.942122           114,690.6091
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.178853         22.424400         488,142.6052
  01/01/2014    to  12/31/2014       22.424400         24.472630         449,829.2883
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          6.604697          70,591.0452
  01/01/2009    to  12/31/2009        6.604697          8.141697         370,610.8500
  01/01/2010    to  12/31/2010        8.141697          8.922471         652,603.8249
  01/01/2011    to  12/31/2011        8.922471          8.759302         764,814.1768
  01/01/2012    to  12/31/2012        8.759302          9.848736         698,590.2703
  01/01/2013    to  04/26/2013        9.848736         10.791833               0.0000
============   ==== ==========       =========         =========         ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.325674         12.025392           2,768.6000
  01/01/2010    to  12/31/2010       12.025392         12.791765           4,112.2175
  01/01/2011    to  12/31/2011       12.791765         11.029218           6,562.3348
  01/01/2012    to  12/31/2012       11.029218         12.838985          35,061.5837
  01/01/2013    to  12/31/2013       12.838985         15.389934          36,601.2929
  01/01/2014    to  12/31/2014       15.389934         14.229479          58,020.2836
============   ==== ==========       =========         =========         ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.331335         25.406323          93,561.1088
  01/01/2014    to  12/31/2014       25.406323         25.002832          81,110.6111
============   ==== ==========       =========         =========         ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.589483         14.495473         109,173.9178
  01/01/2006    to  12/31/2006       14.495473         16.408565         111,697.0879
  01/01/2007    to  12/31/2007       16.408565         15.756529         131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726         153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774         152,000.2600
  01/01/2010    to  12/31/2010       12.953774         15.709433         142,323.9004
  01/01/2011    to  12/31/2011       15.709433         14.688795         126,179.1685
  01/01/2012    to  12/31/2012       14.688795         15.264435         122,573.7035
  01/01/2013    to  04/26/2013       15.264435         16.556111               0.0000
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.560189         14.238122               0.0000
  01/01/2010    to  12/31/2010       14.238122         17.785176           5,848.4377
  01/01/2011    to  12/31/2011       17.785176         16.796145          15,085.3390
  01/01/2012    to  12/31/2012       16.796145         19.221546          24,561.1856
  01/01/2013    to  12/31/2013       19.221546         26.206184          25,114.9406
  01/01/2014    to  12/31/2014       26.206184         27.091268          21,507.8456
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.679193         22.338144         291,878.5297
  01/01/2014    to  12/31/2014       22.338144         23.995717         240,922.1525
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.347370          4.764097          90,973.8832
  01/01/2006    to  12/31/2006        4.764097          4.954155          92,431.7187
  01/01/2007    to  12/31/2007        4.954155          6.431316          85,797.7021
  01/01/2008    to  12/31/2008        6.431316          3.526189          84,001.8777
  01/01/2009    to  12/31/2009        3.526189          5.533372         110,255.3900
  01/01/2010    to  12/31/2010        5.533372          6.974360          95,815.1551
  01/01/2011    to  12/31/2011        6.974360          6.203232          77,236.9680
  01/01/2012    to  12/31/2012        6.203232          6.864666          76,825.1047
  01/01/2013    to  04/26/2013        6.864666          7.180810               0.0000
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.633525         14.804435          14,490.6000
  01/01/2010    to  12/31/2010       14.804435         18.854763          23,302.8975
  01/01/2011    to  12/31/2011       18.854763         15.508279          35,580.0950
  01/01/2012    to  12/31/2012       15.508279         15.701587          38,479.6942
  01/01/2013    to  12/31/2013       15.701587         17.165667          20,598.5399
  01/01/2014    to  12/31/2014       17.165667         13.754473          24,458.8435
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032               0.0000
  01/01/2006    to  12/31/2006       15.964032         16.375307             382.3422
  01/01/2007    to  12/31/2007       16.375307         16.814588             593.1883
  01/01/2008    to  12/31/2008       16.814588         16.508505          30,860.0092
  01/01/2009    to  12/31/2009       16.508505         16.960174          28,022.3200
  01/01/2010    to  12/31/2010       16.960174         17.660648          36,653.6313
  01/01/2011    to  12/31/2011       17.660648         18.351099          63,876.4293
  01/01/2012    to  12/31/2012       18.351099         18.664872          61,639.3762
  01/01/2013    to  12/31/2013       18.664872         18.257014          62,065.6587
  01/01/2014    to  12/31/2014       18.257014         18.480764          61,122.8734
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.934370         12.974739         1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624         1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332         1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430         1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348         1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618         1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793         1,170,765.0988
  01/01/2012    to  12/31/2012       12.260793         13.638720         1,063,171.7343
  01/01/2013    to  12/31/2013       13.638720         17.976382         1,008,459.8663
  01/01/2014    to  12/31/2014       17.976382         19.597857           869,054.2894
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)



Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



SUBADVISER: AllianceBernstein L.P.



INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN CORE BOND PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

METLIFE SMALL CAP VALUE PORTFOLIO (formerly Third Avenue Small Cap Value Portfolio)


SUBADVISERS: Delaware Investments Fund Advisers; Wells Capital Management Incorporated (formerly Third Avenue Management LLC)


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to the portfolios. The following portfolios are available under the contract:



BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)



INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.  Enhanced GWB - How the Optional Reset Works (may be elected prior to age 86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
     the Annual Increase Amount from the prior contract anniversary
     --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
     Increase Amount from the prior contract anniversary
     ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


 (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                                                   THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY



                                                   METLIFE INSURANCE COMPANY USA




                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS AA




                                                                     MAY 1, 2015



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 56 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 55 Investment Portfolios listed below.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. International Growth Fund


FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Equity-Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Templeton Foreign VIP Fund


MET INVESTORS SERIES TRUST (CLASS B):


     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio




METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     MetLife Stock Index Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     T. Rowe Price Small Cap Growth Portfolio (Class B)
     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     WMC Core Equity Opportunities Portfolio (Class E)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

     PIMCO High Yield Portfolio
     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB):

     Putnam VT Multi-Cap Growth Fund



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:

     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)


     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)




METROPOLITAN SERIES FUND -  ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.


To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 97 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS
                                        PAGE





INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain
       Riders........................... 20
     Free Look.......................... 24
     Accumulation Units................. 24
     Account Value...................... 25
     Replacement of Contracts........... 25
3. INVESTMENT OPTIONS................... 26
     Investment Portfolios That Are
       Funds-of-Funds................... 28
     Transfers.......................... 29
     Dollar Cost Averaging Programs..... 32
     Three Month Market Entry Program... 34
     Automatic Rebalancing Program...... 34
     Voting Rights...................... 34
     Substitution of Investment Options. 34
       .
4. EXPENSES............................. 35
     Product Charges.................... 35
     Account Fee........................ 36
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 36
     Lifetime Withdrawal Guarantee and
       Guaranteed
       Withdrawal Benefit - Rider
         Charge......................... 37
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 39
     Withdrawal Charge.................. 39
     Reduction or Elimination of the
       Withdrawal
       Charge........................... 40
     Premium and Other Taxes............ 41
     Transfer Fee....................... 41
     Income Taxes....................... 41
     Investment Portfolio Expenses...... 41
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 41
     Annuity Date....................... 41
     Annuity Payments................... 42
     Annuity Options.................... 42
     Variable Annuity Payments.......... 44
     Fixed Annuity Payments............. 44


6. ACCESS TO YOUR MONEY................. 45
     Systematic Withdrawal Program...... 46
     Suspension of Payments or
       Transfers........................ 46
7. LIVING BENEFITS...................... 46
     Overview of Living Benefit Riders.. 46
     Guaranteed Income Benefits......... 47
     Description of GMIB Plus II........ 48
     Description of GMIB Plus I......... 53
     Description of GMIB II............. 55
     Description of GMIB I.............. 56
     Guaranteed Withdrawal Benefits..... 57
     Description of the Lifetime
       Withdrawal Guarantee
       II............................... 58
     Description of the Lifetime
       Withdrawal Guarantee
       I................................ 65
     Description of the Enhanced
       Guaranteed
       Withdrawal Benefit............... 66
     Description of the Guaranteed
       Withdrawal Benefit
       I................................ 70
     Guaranteed Minimum Accumulation     71
       Benefit..........................
8. PERFORMANCE.......................... 73
9. DEATH BENEFIT........................ 74
     Upon Your Death.................... 74
     Standard Death Benefit - Principal
       Protection....................... 75
     Optional Death Benefit - Annual
       Step-Up.......................... 75
     Optional Death Benefit - Enhanced
       Death
       Benefit I........................ 76
     Optional Death Benefit -
       Compounded-Plus.................. 79
     Additional Death Benefit -
       Earnings Preservation
       Benefit.......................... 79
     General Death Benefit Provisions... 80
     Spousal Continuation............... 81
     Death of the Annuitant............. 81
     Controlled Payout.................. 81
10. FEDERAL INCOME TAX STATUS........... 81
     Non-Qualified Contracts............ 82
     Qualified Contracts................ 85
11. OTHER INFORMATION................... 92
     MetLife USA........................ 92
     The Separate Account............... 92
     Distributor........................ 93
     Selling Firms...................... 93
     Requests and Elections............. 94
     Ownership.......................... 96
     Legal Proceedings.................. 97

  Financial Statements..................  97
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  97
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value............................................................ 25
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 60 and 67
Annuitant................................................................ 96
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center...................................................  8
Annuity Units............................................................ 42
Beneficiary.............................................................. 96
Benefit Base............................................................. 66
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 76
Fixed Account............................................................ 18
Free Look................................................................ 24
Good Order............................................................... 95
Guaranteed Accumulation Amount........................................... 72
Guaranteed Withdrawal Amount............................................. 68
GWB Withdrawal Rate...................................................... 67
Income Base.............................................................. 49
Income Phase............................................................. 18
Investment Portfolios.................................................... 26
Joint Owners............................................................. 96
Owner.................................................................... 96
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 58
Separate Account......................................................... 92
Total Guaranteed Withdrawal Amount....................................... 58

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 562-2027


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)        1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
  (Note 4)
(as a percentage of average Account
  Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).



Note 4. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II -  maximum charge         1.50%
  GMIB Plus II -  current charge         1.00%

  GMIB Plus I -  maximum charge          1.50%
  GMIB Plus I -  current charge          0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.60%
  Single Life version -  current charge  1.25%
  Joint Life version -  maximum charge   1.80%
  Joint Life version -  current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%

   -----------------------------------------------------------------------------



Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before February 24, 2008 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES

(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))
  Enhanced Guaranteed Withdrawal         1.00%
    Benefit -  maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
    Benefit -  current charge

  Guaranteed Withdrawal Benefit I -      0.95%
    maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
    current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
    Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
    Base (Note 6))
  Enhanced Death Benefit I -  maximum    1.50%
    charge
  Enhanced Death Benefit I (issue age    0.65%
    69 or younger) -  current charge
  Enhanced Death Benefit I (issue age    0.90%
    70-75) -  current charge

   -----------------------------------------------------------------------------



Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.52%       2.84%
(expenses that are deducted from
  Investment Portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                                                                         FEE
                                                                                                       WAIVER
                                                                              ACQUIRED     TOTAL       AND/OR     NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------ ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund    0.71%       0.25%       0.31%      0.01%      1.28%       0.01%        1.27%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Equity-Income Portfolio                   0.45%       0.25%       0.09%      0.06%      0.85%          -         0.85%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign VIP Fund                0.74%       0.25%       0.03%      0.00%      1.02%          -         1.02%
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio    0.61%       0.25%       0.04%      0.02%      0.92%       0.02%        0.90%
 Allianz Global Investors Dynamic          0.68%       0.25%       1.36%      0.01%      2.30%       1.09%        1.21%
   Multi-Asset
 Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%       0.25%       0.03%      0.02%      0.91%       0.02%        0.89%
 BlackRock Global Tactical Strategies      0.66%       0.25%       0.01%      0.11%      1.03%       0.03%        1.00%
   Portfolio
 Clarion Global Real Estate Portfolio      0.59%       0.25%       0.05%      0.00%      0.89%          -         0.89%
 ClearBridge Aggressive Growth Portfolio   0.55%       0.25%       0.02%      0.00%      0.82%       0.01%        0.81%
 Invesco Balanced-Risk Allocation          0.64%       0.25%       0.05%      0.03%      0.97%       0.03%        0.94%
   Portfolio
 Invesco Comstock Portfolio                0.56%       0.25%       0.02%      0.00%      0.83%       0.02%        0.81%
 Invesco Mid Cap Value Portfolio           0.64%       0.25%       0.05%      0.04%      0.98%       0.02%        0.96%
 Invesco Small Cap Growth Portfolio        0.84%       0.25%       0.03%      0.00%      1.12%       0.01%        1.11%
 JPMorgan Global Active Allocation         0.73%       0.25%       0.07%      0.00%      1.05%       0.05%        1.00%
   Portfolio
 Lord Abbett Bond Debenture Portfolio      0.51%       0.25%       0.04%      0.00%      0.80%       0.01%        0.79%
 Met/Franklin Low Duration Total Return    0.49%       0.25%       0.04%      0.00%      0.78%       0.02%        0.76%
 Portfolio
 MetLife Balanced Plus Portfolio           0.25%       0.25%       0.00%      0.42%      0.92%       0.00%        0.92%
 MetLife Multi-Index Targeted Risk         0.18%       0.25%       0.03%      0.22%      0.68%          -         0.68%
   Portfolio
 MetLife Small Cap Value Portfolio         0.74%       0.25%       0.03%      0.00%      1.02%       0.01%        1.01%
 MFS (Reg. TM) Emerging Markets Equity     0.86%       0.25%       0.15%      0.00%      1.26%       0.02%        1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%       0.25%       0.07%      0.00%      1.01%       0.06%        0.95%
   Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%       0.25%       0.05%      0.00%      0.94%       0.01%        0.93%
 PanAgora Global Diversified Risk          0.65%       0.25%       1.92%      0.02%      2.84%       1.52%        1.32%
   Portfolio
 PIMCO Total Return Portfolio              0.48%       0.25%       0.03%      0.00%      0.76%       0.04%        0.72%
 Pioneer Fund Portfolio                    0.67%       0.25%       0.05%      0.00%      0.97%       0.05%        0.92%
 Pyramis (Reg. TM) Government Income       0.42%       0.25%       0.04%      0.00%      0.71%          -         0.71%
   Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%       0.25%       0.08%      0.56%      1.34%       0.12%        1.22%
   Portfolio
 Schroders Global Multi-Asset Portfolio    0.64%       0.25%       0.10%      0.04%      1.03%          -         1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%       0.25%       0.02%      0.00%      0.84%          -         0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%       0.25%       0.03%      0.00%      1.03%          -         1.03%

                                                                                                         FEE
                                                                                                       WAIVER
                                                                              ACQUIRED     TOTAL       AND/OR     NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------ ----------
METROPOLITAN SERIES FUND

 Baillie Gifford International Stock       0.79%       0.25%       0.08%      0.00%      1.12%       0.12%        1.00%
   Portfolio
 BlackRock Bond Income Portfolio           0.32%       0.25%       0.03%      0.00%      0.60%       0.00%        0.60%
 BlackRock Capital Appreciation            0.69%       0.00%       0.02%      0.00%      0.71%       0.06%        0.65%
   Portfolio
 BlackRock Money Market Portfolio          0.34%       0.25%       0.03%      0.00%      0.62%       0.02%        0.60%
 Jennison Growth Portfolio                 0.59%       0.25%       0.03%      0.00%      0.87%       0.08%        0.79%
 Loomis Sayles Small Cap Growth            0.90%       0.25%       0.05%      0.00%      1.20%       0.09%        1.11%
   Portfolio
 MetLife Stock Index Portfolio             0.25%       0.25%       0.02%      0.00%      0.52%       0.01%        0.51%
 Neuberger Berman Genesis Portfolio        0.80%       0.25%       0.03%      0.00%      1.08%       0.00%        1.08%
 T. Rowe Price Large Cap Growth            0.60%       0.25%       0.03%      0.00%      0.88%       0.02%        0.86%
   Portfolio
 T. Rowe Price Small Cap Growth            0.47%       0.25%       0.04%      0.00%      0.76%          -         0.76%
   Portfolio
 Western Asset Management Strategic Bond   0.59%       0.25%       0.06%      0.00%      0.90%       0.04%        0.86%
 Opportunities Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%       0.15%       0.03%      0.00%      0.88%       0.11%        0.77%
PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                0.60%       0.15%       0.00%      0.00%      0.75%          -         0.75%
 PIMCO Low Duration Portfolio              0.50%       0.15%       0.00%      0.00%      0.65%          -         0.65%
PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund           0.55%       0.25%       0.12%      0.00%      0.92%          -         0.92%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Balanced         0.06%       0.55%       0.00%      0.42%      1.03%          -         1.03%
   Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.06%       0.55%       0.01%      0.43%      1.05%          -         1.05%
   Allocation
 Portfolio
 American Funds (Reg. TM) Moderate         0.06%       0.55%       0.01%      0.40%      1.02%          -         1.02%
   Allocation
 Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%       0.25%       0.01%      0.68%      1.01%          -         1.01%
 SSGA Growth and Income ETF Portfolio      0.30%       0.25%       0.01%      0.22%      0.78%          -         0.78%
 SSGA Growth ETF Portfolio                 0.31%       0.25%       0.03%      0.24%      0.83%          -         0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%       0.25%       0.03%      0.52%      0.89%       0.02%        0.87%
 MetLife Asset Allocation 40 Portfolio     0.06%       0.25%       0.00%      0.56%      0.87%          -         0.87%
 MetLife Asset Allocation 60 Portfolio     0.05%       0.25%       0.00%      0.60%      0.90%          -         0.90%
 MetLife Asset Allocation 80 Portfolio     0.05%       0.25%       0.01%      0.65%      0.96%          -         0.96%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I rider (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,486      (a)$2,917      (a)$4,356      (a)$8,179
    minimum       (b)$1,254      (b)$2,258      (b)$3,319      (b)$6,444


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$786      (a)$2,377      (a)$3,996      (a)$8,179
    minimum       (b)$554      (b)$1,718      (b)$2,959      (b)$6,444




CHART 2. Chart 2 assumes you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,143      (a)$1,875      (a)$2,597      (a)$4,534
    minimum         (b)$911      (b)$1,190      (b)$1,471      (b)$2,371


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$443      (a)$1,335      (a)$2,237      (a)$4,534
    minimum       (b)$211        (b)$650      (b)$1,111      (b)$2,371

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.





2. PURCHASE


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase

Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the

Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY,

YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                               ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, American Funds (Reg.
     TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg.
     TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, SSGA Growth ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account



OR


(B) You must allocate:


o AT LEAST 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 85% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     ClearBridge Aggressive Growth Portfolio
     Fidelity VIP Equity-Income Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Invesco V.I. International Growth Fund
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO High Yield Portfolio
     Pioneer Fund Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio WMC Core Equity Opportunities Portfolio


Platform 3
----------


     Invesco Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Putnam VT Multi-Cap Growth Fund
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Growth Portfolio

     MetLife Small Cap Value Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio

     T. Rowe Price Small Cap Growth Portfolio



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a

Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS II AFTER RIDER TERMINATES. The restrictions on subsequent Purchase Payments described above will no longer apply, if:


    1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or


    2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I").


However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS I AFTER RIDER TERMINATES. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.



FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 55 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.


APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND
INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)

Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -

Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:



     Invesco V.I. International Growth Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity (Reg. TM) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:



     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. (See Appendix B for the name of the subadviser.) The following Class 2 portfolio is available under the contract:


     Templeton Foreign VIP Fund




MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     MetLife Stock Index Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     T. Rowe Price Small Cap Growth Portfolio (Class B)
     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


     PIMCO High Yield Portfolio
     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":



     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios

     (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit I, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information -

Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Invesco V.I. International Growth Fund,

Templeton Foreign VIP Fund, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MetLife Small Cap Value Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Growth Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO High Yield Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.



This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.



ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%*
      Additional Death Benefit -
        Earnings
  Preservation Benefit                     0.25%


* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.65% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.90% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the

Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.



If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.



ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);

o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I rider, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2004 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)   the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.



If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint

Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.



There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.

In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments;


(3)    when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:

Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four versions of the GMIB under this contract:


o  GMIB Plus II


o  GMIB Plus I


o  GMIB II


o  GMIB I


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued on and before February 23, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER

A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE

CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)  Life annuity with 10 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 10 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.

The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.

TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.



For contracts issued on and before February 23, 2009, the following differences
----------------------------------------------------
apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(2) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is

     6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) Certain versions of GMIB Plus II have a higher rider charge than GMIB Plus I (see "Expenses - Guaranteed Minimum Income Benefit - Rider Charge").


(3) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(4) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(5) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(6) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(7) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(8) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


     If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(11) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



    (a)    the AB Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio

    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Asset Allocation 20 Portfolio


    (l)    the MetLife Asset Allocation 40 Portfolio


    (m)    the MetLife Asset Allocation 60 Portfolio


    (n)    the MetLife Asset Allocation 80 Portfolio


    (o)    the MetLife Balanced Plus Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the PanAgora Global Diversified Risk Portfolio


    (r)    the Pyramis (Reg. TM) Government Income Portfolio


    (s)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (t)    the Schroders Global Multi-Asset Portfolio



    (u)    the SSGA Growth and Income ETF Portfolio


    (v)    the SSGA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described under "Exercising the GMIB Plus II Rider" will not be applied.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)  The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)  The following replaces termination provision d), above:

    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)  If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB I rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB I rider has elapsed, the GMIB I rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB I rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE

TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach

$10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE

     FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment
- a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION
                     ----
PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account

Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)  is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)  the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal

Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



    (a)    the AB Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Asset Allocation 20 Portfolio


    (l)    the MetLife Asset Allocation 40 Portfolio


    (m)    the MetLife Asset Allocation 60 Portfolio


    (n)    the MetLife Asset Allocation 80 Portfolio


    (o)    the MetLife Balanced Plus Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the PanAgora Global Diversified Risk Portfolio


    (r)    the Pyramis (Reg. TM) Government Income Portfolio


    (s)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (t)    the Schroders Global Multi-Asset Portfolio



    (u)    the SSGA Growth and Income ETF Portfolio


    (v)    the SSGA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:

o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS

INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed

Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)  the date you make a full withdrawal of your Account Value;


(2)  the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)  the effective date of cancellation of the rider; or


(7)  the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than

$500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions;

(2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years



    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.



Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust were permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg. TM) Moderate Allocation Portfolio of Met Investors Series Trust.



For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient

Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio (now merged into the MetLife Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).



   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -

Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.

If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."



In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.



(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)  the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.



In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)   a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least

30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions; or


(2)  Elect to receive annuity payments determined by applying the Death
     Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and

(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age             Percentag  e
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:

(a)  on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.




If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the

Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)  on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)  is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)  relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section

401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION


METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By

Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 562-2027 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.



FINANCIAL STATEMENTS



Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge



     Calculation of Performance Information



     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       16.975707         19.605943         2,145.7007
  01/01/2006    to  12/31/2006       19.605943         24.601800         3,111.1924
  01/01/2007    to  12/31/2007       24.601800         27.615072         5,304.2402
  01/01/2008    to  12/31/2008       27.615072         16.112618         2,925.4294
  01/01/2009    to  12/31/2009       16.112618         21.328810         3,185.8000
  01/01/2010    to  12/31/2010       21.328810         23.566313         2,857.9130
  01/01/2011    to  12/31/2011       23.566313         21.506687         2,417.5956
  01/01/2012    to  12/31/2012       21.506687         24.318664         2,275.2728
  01/01/2013    to  12/31/2013       24.318664         28.327325         2,451.4953
  01/01/2014    to  12/31/2014       28.327325         27.819095         2,409.6688
============   ==== ==========       =========         =========         ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2005    to  12/31/2005       47.819604         49.535976         4,252.9095
  01/01/2006    to  12/31/2006       49.535976         58.293183         4,006.4906
  01/01/2007    to  12/31/2007       58.293183         57.917823         3,659.4928
  01/01/2008    to  12/31/2008       57.917823         32.495290           761.7135
  01/01/2009    to  12/31/2009       32.495290         41.411678           727.5900
  01/01/2010    to  12/31/2010       41.411678         46.694169           700.5489
  01/01/2011    to  12/31/2011       46.694169         46.117125         2,051.3152
  01/01/2012    to  12/31/2012       46.117125         52.961461         2,176.4311
  01/01/2013    to  12/31/2013       52.961461         66.425696         1,351.6169
  01/01/2014    to  12/31/2014       66.425696         70.702114         1,107.3447
============   ==== ==========       =========         =========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       24.423028         26.401650        25,153.7669
  01/01/2006    to  12/31/2006       26.401650         31.461875        20,672.8692
  01/01/2007    to  12/31/2007       31.461875         35.637790        11,312.6355
  01/01/2008    to  12/31/2008       35.637790         20.846228         7,098.4038
  01/01/2009    to  12/31/2009       20.846228         28.030564         7,128.3500
  01/01/2010    to  12/31/2010       28.030564         29.815533         6,721.5857
  01/01/2011    to  12/31/2011       29.815533         26.143959         5,904.6083
  01/01/2012    to  12/31/2012       26.143959         30.326134         5,757.1169
  01/01/2013    to  12/31/2013       30.326134         36.590706         5,079.3524
  01/01/2014    to  12/31/2014       36.590706         31.905259         4,447.6153
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.167893         10.479837             0.0000
  01/01/2013    to  12/31/2013       10.479837         11.428729        11,269.9055
  01/01/2014    to  12/31/2014       11.428729         12.037639        19,128.3277
============   ==== ==========       =========         =========        ===========
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996782          1.036824             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.026246          6.987538        33,522.6656
  01/01/2009    to  12/31/2009        6.987538          8.866651        75,093.8700
  01/01/2010    to  12/31/2010        8.866651          9.757837        88,181.5981
  01/01/2011    to  12/31/2011        9.757837          9.370880        93,798.8099
  01/01/2012    to  12/31/2012        9.370880         10.437432       109,050.8353
  01/01/2013    to  12/31/2013       10.437432         12.138922       158,408.2820
  01/01/2014    to  12/31/2014       12.138922         12.630942       175,256.6539
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.432410          6.337908        10,211.0993
  01/01/2009    to  12/31/2009        6.337908          8.335439       109,736.4600
  01/01/2010    to  12/31/2010        8.335439          9.281394       147,402.8344
  01/01/2011    to  12/31/2011        9.281394          8.676032       135,724.4776
  01/01/2012    to  12/31/2012        8.676032          9.887340       128,799.0664
  01/01/2013    to  12/31/2013        9.887340         12.137129       159,715.4004
  01/01/2014    to  12/31/2014       12.137129         12.669395       149,650.7084
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.629980          7.658954         3,130.1184
  01/01/2009    to  12/31/2009        7.658954          9.273025         9,941.4400
  01/01/2010    to  12/31/2010        9.273025          9.999953        26,417.7997
  01/01/2011    to  12/31/2011        9.999953          9.830917       109,800.4259
  01/01/2012    to  12/31/2012        9.830917         10.690383        68,612.4242
  01/01/2013    to  12/31/2013       10.690383         11.907408        53,012.5348
  01/01/2014    to  12/31/2014       11.907408         12.395351        49,548.8284
============   ==== ==========       =========         =========       ============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.095853         11.462767        14,504.6584
  01/01/2013    to  12/31/2013       11.462767         10.865597        13,010.2993
  01/01/2014    to  12/31/2014       10.865597         11.087286        15,468.0980
============   ==== ==========       =========         =========       ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.924071         10.211120        41,222.3487
  01/01/2013    to  12/31/2013       10.211120         11.051764        61,196.1518
  01/01/2014    to  12/31/2014       11.051764         11.485267        57,939.1844
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.424258         14.218141         133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490         132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296         120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910          89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964          82,561.9300
  01/01/2010    to  12/31/2010       12.107964         13.793766          82,309.6616
  01/01/2011    to  12/31/2011       13.793766         12.778545          68,899.2780
  01/01/2012    to  12/31/2012       12.778545         15.795183          56,467.9727
  01/01/2013    to  12/31/2013       15.795183         16.047387          54,014.0516
  01/01/2014    to  12/31/2014       16.047387         17.834403          52,529.1192
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       20.407953         19.541200               0.0000
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.043338          7.849430         433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189         375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294         357,066.5919
  01/01/2008    to  12/31/2008        7.593294          4.540528         314,208.5349
  01/01/2009    to  12/31/2009        4.540528          5.923534         285,432.3300
  01/01/2010    to  12/31/2010        5.923534          7.194651         288,489.7542
  01/01/2011    to  12/31/2011        7.194651          7.288773         251,969.4597
  01/01/2012    to  12/31/2012        7.288773          8.474367         233,304.9387
  01/01/2013    to  12/31/2013        8.474367         12.106716         237,682.1634
  01/01/2014    to  12/31/2014       12.106716         14.123147         212,617.1717
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC.
- MFS (Reg. TM)
  INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.286461          8.692126           1,551.3443
  01/01/2006    to  04/30/2006        8.692126          9.069817           1,551.3443
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.391094         11.103240          15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680          19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760          20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104          29,851.2400
  01/01/2010    to  12/31/2010        6.178104          6.506516          14,538.1208
  01/01/2011    to  04/29/2011        6.506516          6.907176               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010630          1.044394        75,401.1603
  01/01/2013    to  12/31/2013        1.044394          1.043809        37,937.2778
  01/01/2014    to  12/31/2014        1.043809          1.081320        48,071.2149
============   ==== ==========       =========         =========       ============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762        97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498       121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604       115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092       134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265       122,356.7310
  01/01/2012    to  12/31/2012        9.680265         11.256169        95,769.4571
  01/01/2013    to  12/31/2013       11.256169         14.953317        98,008.6052
  01/01/2014    to  12/31/2014       14.953317         16.038166        95,257.3999
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       22.659271         24.023204        60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364        57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573        49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284        33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550        32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440        29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298        26,960.7934
  01/01/2012    to  12/31/2012       22.651298         25.488990        24,377.7430
  01/01/2013    to  12/31/2013       25.488990         32.588570        22,696.8097
  01/01/2014    to  12/31/2014       32.588570         35.058692        20,921.4926
============   ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.223524         12.728544       284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960       246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130       212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736       187,394.0707
  01/01/2009    to  12/31/2009        9.341736         12.265817       182,110.0800
  01/01/2010    to  12/31/2010       12.265817         15.186300       165,408.7737
  01/01/2011    to  12/31/2011       15.186300         14.739946       134,849.2268
  01/01/2012    to  12/31/2012       14.739946         17.097538       109,243.3275
  01/01/2013    to  12/31/2013       17.097538         23.515801        95,319.1091
  01/01/2014    to  12/31/2014       23.515801         24.898496        82,824.5008
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) VARIABLE
  INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   01/01/2005                             to  04/30/2005       13.993581         11.997312             0.0000
=============                            ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.012684          1.046433             0.0000
   01/01/2013                             to  12/31/2013        1.046433          1.139546       121,309.5136
   01/01/2014                             to  12/31/2014        1.139546          1.196095        59,649.8557
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   01/01/2005                             to  12/31/2005       16.854422         16.785051       418,969.1869
   01/01/2006                             to  12/31/2006       16.785051         17.976644       377,830.9449
   01/01/2007                             to  12/31/2007       17.976644         18.791730       338,864.3287
   01/01/2008                             to  12/31/2008       18.791730         15.007127       285,692.9253
   01/01/2009                             to  12/31/2009       15.007127         20.139535       258,553.7800
   01/01/2010                             to  12/31/2010       20.139535         22.322745       241,801.7927
   01/01/2011                             to  12/31/2011       22.322745         22.880277       212,340.3144
   01/01/2012                             to  12/31/2012       22.880277         25.353812       194,343.8395
   01/01/2013                             to  12/31/2013       25.353812         26.861582       165,445.7651
   01/01/2014                             to  12/31/2014       26.861582         27.628783       143,889.4231
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   01/01/2005                             to  04/30/2005       15.931923         15.296730             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
   01/01/2005                             to  04/30/2005       14.788979         14.294863             0.0000
=============                            ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        9.987399          9.734008        10,384.0622
   01/01/2012                             to  12/31/2012        9.734008          9.969859        11,760.1386
   01/01/2013                             to  12/31/2013        9.969859          9.895765        10,843.9853
   01/01/2014                             to  12/31/2014        9.895765          9.812226         5,435.3203
=============                            ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        7.667259          7.562984       697,793.0189
   01/01/2009                             to  12/31/2009        7.562984          9.843201       601,888.9500
   01/01/2010                             to  12/31/2010        9.843201         11.251762       598,311.9581
   01/01/2011                             to  12/31/2011       11.251762         10.402724       574,376.1933
   01/01/2012                             to  12/31/2012       10.402724         11.914653       574,542.6876
   01/01/2013                             to  12/31/2013       11.914653         15.140008       545,171.9191
   01/01/2014                             to  12/31/2014       15.140008         15.610967       421,891.0537
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000         10.307276        76,008.9107
  01/01/2007    to  12/31/2007       10.307276         11.001222       165,051.9380
  01/01/2008    to  11/07/2008       11.001222          6.643334             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.950891         10.377682         2,885.8704
  01/01/2013    to  12/31/2013       10.377682         11.644752        12,076.5729
  01/01/2014    to  12/31/2014       11.644752         12.527974        20,239.7333
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077106          1.122470             0.0000
  01/01/2014    to  12/31/2014        1.122470          1.203340             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.131572         16.012689       377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216       345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972       299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231       230,552.8383
  01/01/2009    to  12/31/2009       11.644231         14.447080       219,343.5800
  01/01/2010    to  12/31/2010       14.447080         16.995902       195,635.3734
  01/01/2011    to  12/31/2011       16.995902         15.178255       176,077.4655
  01/01/2012    to  12/31/2012       15.178255         17.569665       157,018.8103
  01/01/2013    to  12/31/2013       17.569665         22.832759       130,244.8333
  01/01/2014    to  12/31/2014       22.832759         22.787306       111,889.2520
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034        39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524        67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999        75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930        74,870.5751
  01/01/2012    to  12/31/2012        9.797930         11.429024        59,347.9265
  01/01/2013    to  12/31/2013       11.429024         10.655323        43,697.9889
  01/01/2014    to  12/31/2014       10.655323          9.772978        36,284.2014
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005        8.115896         10.147894        40,247.3676
  01/01/2006    to  12/31/2006       10.147894         12.754275        36,673.0059
  01/01/2007    to  12/31/2007       12.754275         16.115145        21,684.6794
  01/01/2008    to  04/25/2008       16.115145         14.646315             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.979856         12.543118         342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096         310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567         278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126         216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051         202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584         191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702         186,638.6378
  01/01/2012    to  12/31/2012       12.102702         13.857650         172,469.4998
  01/01/2013    to  12/31/2013       13.857650         16.215302         166,321.0639
  01/01/2014    to  12/31/2014       16.215302         14.804391         145,789.2762
============   ==== ==========       =========         =========         ============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.566957          9.817471           5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526           7,508.5029
  01/01/2007    to  12/31/2007       10.439526         12.646969           8,794.8730
  01/01/2008    to  12/31/2008       12.646969          6.606950           7,438.5680
  01/01/2009    to  12/31/2009        6.606950         10.195369          22,981.4400
  01/01/2010    to  12/31/2010       10.195369         13.213470          24,775.4986
  01/01/2011    to  12/31/2011       13.213470         12.067801          25,491.8937
  01/01/2012    to  12/31/2012       12.067801         12.938431          14,338.8129
  01/01/2013    to  12/31/2013       12.938431         17.649116          14,138.2531
  01/01/2014    to  12/31/2014       17.649116         17.492538          12,847.4437
============   ==== ==========       =========         =========         ============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999740          1.032019               0.0000
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.863917         11.902882         646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117         585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116         542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839         525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007         437,952.3100
  01/01/2010    to  12/31/2010       14.697007         15.598687         431,203.4314
  01/01/2011    to  12/31/2011       15.598687         15.791031         412,049.5206
  01/01/2012    to  12/31/2012       15.791031         16.928614         430,198.5872
  01/01/2013    to  12/31/2013       16.928614         16.291852         333,921.5475
  01/01/2014    to  12/31/2014       16.291852         16.655315         274,386.8789
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929         15.168928             0.0000
  01/01/2010    to  12/31/2010       15.168928         17.254736         1,163.5509
  01/01/2011    to  12/31/2011       17.254736         16.105760         2,767.7242
  01/01/2012    to  12/31/2012       16.105760         17.440825         1,213.7024
  01/01/2013    to  12/31/2013       17.440825         22.710843         2,530.0192
  01/01/2014    to  12/31/2014       22.710843         24.719350         1,352.3661
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.236317         11.632206        17,634.9674
  01/01/2006    to  12/31/2006       11.632206         12.536329        23,604.9966
  01/01/2007    to  12/31/2007       12.536329         12.259389        25,047.0725
  01/01/2008    to  12/31/2008       12.259389          7.167903        19,566.9589
  01/01/2009    to  05/01/2009        7.167903          7.075613             0.0000
============   ==== ==========       =========         =========       ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.718421         10.847689         8,886.5983
  01/01/2013    to  12/31/2013       10.847689         10.162484             0.0000
  01/01/2014    to  12/31/2014       10.162484         10.724718             0.0000
============   ==== ==========       =========         =========       ============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214701         10.715574         3,255.7806
  01/01/2014    to  12/31/2014       10.715574         11.422414         3,894.2181
============   ==== ==========       =========         =========       ============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663          1.064484        18,092.0092
  01/01/2013    to  12/31/2013        1.064484          1.150055        20,553.5808
  01/01/2014    to  12/31/2014        1.150055          1.215740        20,364.9215
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.117411         2,037.4350
  01/01/2006    to  12/31/2006       10.117411         11.091625        22,829.8775
  01/01/2007    to  12/31/2007       11.091625         11.469258        69,815.5955
  01/01/2008    to  12/31/2008       11.469258          8.432783        71,923.5862
  01/01/2009    to  12/31/2009        8.432783         10.333264       132,301.2500
  01/01/2010    to  12/31/2010       10.333264         11.379773       136,206.6114
  01/01/2011    to  12/31/2011       11.379773         11.284525        98,475.4672
  01/01/2012    to  12/31/2012       11.284525         12.493205        88,682.6905
  01/01/2013    to  12/31/2013       12.493205         13.843251        90,157.5915
  01/01/2014    to  12/31/2014       13.843251         14.372122        79,588.7895
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.155537             0.0000
  01/01/2006    to  12/31/2006       10.155537         11.344850        17,513.4697
  01/01/2007    to  12/31/2007       11.344850         11.755582        33,061.0998
  01/01/2008    to  12/31/2008       11.755582          7.731161        30,142.2722
  01/01/2009    to  12/31/2009        7.731161          9.793017        39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839        35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663        47,673.6248
  01/01/2012    to  12/31/2012       10.533663         11.887943        36,787.4043
  01/01/2013    to  12/31/2013       11.887943         13.772250        39,500.3192
  01/01/2014    to  12/31/2014       13.772250         14.239908        23,672.8048
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435       223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089       206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743       186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910       153,239.0111
  01/01/2012    to  12/31/2012       43.968910         50.892657       131,865.3781
  01/01/2013    to  12/31/2013       50.892657         66.801079       116,213.9961
  01/01/2014    to  12/31/2014       66.801079         74.248482        99,937.6450
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       44.539971         45.989065           254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969           461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079         1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605           461.1372
  01/01/2009    to  12/31/2009       28.999605         36.936453           189.3900
  01/01/2010    to  04/30/2010       36.936453         39.397638             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.981901          7.852952         598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513         573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318         445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999         372,477.3486
  01/01/2009    to  12/31/2009        5.580999          7.966011         336,984.3600
  01/01/2010    to  12/31/2010        7.966011          9.979980         318,046.1811
  01/01/2011    to  12/31/2011        9.979980          9.631171         228,074.6144
  01/01/2012    to  12/31/2012        9.631171         10.741882         198,851.3519
  01/01/2013    to  12/31/2013       10.741882         14.395139         192,862.2872
  01/01/2014    to  12/31/2014       14.395139         15.928538         161,033.2550
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.609500         14.548836           4,498.4636
  01/01/2006    to  12/31/2006       14.548836         16.592341           4,479.0567
  01/01/2007    to  12/31/2007       16.592341         17.917514               0.0000
  01/01/2008    to  12/31/2008       17.917514          9.801848             625.1110
  01/01/2009    to  12/31/2009        9.801848         11.722204             625.1100
  01/01/2010    to  12/31/2010       11.722204         12.290858             625.1110
  01/01/2011    to  12/31/2011       12.290858          9.631917             625.1110
  01/01/2012    to  12/31/2012        9.631917         11.279936             625.1110
  01/01/2013    to  12/31/2013       11.279936         12.743081          12,598.7833
  01/01/2014    to  12/31/2014       12.743081         12.085198           8,576.2854
============   ==== ==========       =========         =========         ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       40.312488         40.408096          11,468.5021
  01/01/2006    to  12/31/2006       40.408096         41.289976          10,950.3513
  01/01/2007    to  12/31/2007       41.289976         42.948359           3,865.0606
  01/01/2008    to  12/31/2008       42.948359         40.593524           6,242.2139
  01/01/2009    to  12/31/2009       40.593524         43.487373           3,752.6900
  01/01/2010    to  12/31/2010       43.487373         46.112048           5,639.2894
  01/01/2011    to  12/31/2011       46.112048         48.098979           5,563.1659
  01/01/2012    to  12/31/2012       48.098979         50.625234           5,044.0828
  01/01/2013    to  12/31/2013       50.625234         49.171861           5,036.7412
  01/01/2014    to  12/31/2014       49.171861         51.531980           5,031.3963
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.415159         10.576973                0.0000
   01/01/2010                             to  12/31/2010       10.576973         12.434974                0.0000
   01/01/2011                             to  12/31/2011       12.434974         11.109835                0.0000
   01/01/2012                             to  12/31/2012       11.109835         12.466267              894.9420
   01/01/2013                             to  12/31/2013       12.466267         16.417327              894.9420
   01/01/2014                             to  12/31/2014       16.417327         17.541626              894.9420
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.171468         13.963702                0.0000
   01/01/2007                             to  12/31/2007       13.963702         15.332447                0.0000
   01/01/2008                             to  12/31/2008       15.332447          8.628179                0.0000
   01/01/2009                             to  05/01/2009        8.628179          8.192498                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       14.445320         15.046857                0.0000
   01/01/2008                             to  12/31/2008       15.046857          8.456209                0.0000
   01/01/2009                             to  05/01/2009        8.456209          8.024685                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   01/01/2005                             to  12/31/2005       19.814670         21.110699                0.0000
   01/01/2006                             to  12/31/2006       21.110699         21.969305                0.0000
   01/01/2007                             to  04/27/2007       21.969305         23.392674                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.759091          9.829291          137,056.0915
   01/01/2006                             to  12/31/2006        9.829291         10.083745          359,479.0254
   01/01/2007                             to  12/31/2007       10.083745         10.369242          711,766.0045
   01/01/2008                             to  12/31/2008       10.369242         10.437994        1,031,846.0712
   01/01/2009                             to  12/31/2009       10.437994         10.267473          769,160.6400
   01/01/2010                             to  12/31/2010       10.267473         10.074225          674,565.5497
   01/01/2011                             to  12/31/2011       10.074225          9.885130          594,688.6211
   01/01/2012                             to  12/31/2012        9.885130          9.698069          282,712.8314
   01/01/2013                             to  12/31/2013        9.698069          9.515538          270,137.9449
   01/01/2014                             to  12/31/2014        9.515538          9.336444          263,140.3050
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  04/30/2005        9.762657          9.759505                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267         280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672         270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850         237,971.4584
  01/01/2012    to  12/31/2012       11.595850         13.146384         454,811.1645
  01/01/2013    to  12/31/2013       13.146384         17.637135         408,433.1136
  01/01/2014    to  12/31/2014       17.637135         18.818245         348,080.5210
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.199570          8.424977         892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595         910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273         808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726         694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833         633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296         564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428         447,345.5818
  01/01/2012    to  04/27/2012        7.748428          8.702779               0.0000
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.577756          9.810686          45,453.9805
  01/01/2006    to  12/31/2006        9.810686         10.562205          52,922.5019
  01/01/2007    to  12/31/2007       10.562205         10.809461          30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256          16,448.9207
  01/01/2009    to  12/31/2009        6.224256          7.919452          20,326.0100
  01/01/2010    to  12/31/2010        7.919452         10.206380          18,548.6878
  01/01/2011    to  12/31/2011       10.206380         10.289595          16,060.0629
  01/01/2012    to  12/31/2012       10.289595         11.194703          14,874.6328
  01/01/2013    to  12/31/2013       11.194703         16.298229          14,615.1791
  01/01/2014    to  12/31/2014       16.298229         16.140912          14,767.2767
============   ==== ==========       =========         =========       ==============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.332149         13.550342          63,288.0195
============   ==== ==========       =========         =========       ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.910122         14.251064       2,624,007.5164
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.555116         11.040211         1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478         1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449         1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887         1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442         1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503         1,530,248.3631
  01/01/2012    to  12/31/2012       11.704503         12.736086         1,481,663.6677
  01/01/2013    to  12/31/2013       12.736086         13.631012         1,349,392.9540
  01/01/2014    to  04/25/2014       13.631012         13.721523                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.963078         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293         1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178         2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371         1,917,844.5505
  01/01/2012    to  12/31/2012       11.548371         12.734194         1,815,270.2350
  01/01/2013    to  12/31/2013       12.734194         14.271995         1,677,188.0374
  01/01/2014    to  04/25/2014       14.271995         14.312622                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.304806         14.766474         2,630,275.7924
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
AND BEFORE
  THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000         10.193383           157,630.6088
  01/01/2007    to  12/31/2007       10.193383         10.642630           568,103.2730
  01/01/2008    to  11/07/2008       10.642630          7.294075                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        8.299198          8.243149         4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836         4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201         4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644         3,585,466.7004
  01/01/2012    to  12/31/2012       11.157644         12.471587         3,320,296.3740
  01/01/2013    to  12/31/2013       12.471587         14.613171         2,939,172.6375
  01/01/2014    to  04/25/2014       14.613171         14.610666                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.278990         14.824869         3,326,979.4763
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
  STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000         10.229648            96,957.4052
  01/01/2007    to  12/31/2007       10.229648         10.833360           412,212.7150
  01/01/2008    to  11/07/2008       10.833360          6.886100                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        8.008494          7.920380         4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345         4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775         4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138         4,042,008.5957
  01/01/2012    to  12/31/2012       10.806138         12.268357         3,690,752.7639
  01/01/2013    to  12/31/2013       12.268357         15.156984         3,382,356.8704
  01/01/2014    to  04/25/2014       15.156984         15.071967                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.701841         11.455096           206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028           179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947           150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703           126,593.0513
  01/01/2009    to  12/31/2009        8.207703         10.140674           147,741.1000
  01/01/2010    to  12/31/2010       10.140674         11.391722           147,927.1408
  01/01/2011    to  12/31/2011       11.391722         11.360548           128,740.9148
  01/01/2012    to  12/31/2012       11.360548         12.865299           120,633.2465
  01/01/2013    to  12/31/2013       12.865299         16.624657           115,171.0980
  01/01/2014    to  12/31/2014       16.624657         18.448430           106,645.8631
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       17.723119         18.070456             1,641.7435
  01/01/2006    to  12/31/2006       18.070456         20.646753             1,362.6289
  01/01/2007    to  12/31/2007       20.646753         19.508247             1,863.6587
  01/01/2008    to  12/31/2008       19.508247         11.760306             1,645.8059
  01/01/2009    to  12/31/2009       11.760306         13.019861             1,645.8100
  01/01/2010    to  12/31/2010       13.019861         15.501370             1,645.8059
  01/01/2011    to  12/31/2011       15.501370         16.047806             1,645.8059
  01/01/2012    to  12/31/2012       16.047806         17.279813             2,195.1777
  01/01/2013    to  12/31/2013       17.279813         23.429557            66,920.2564
  01/01/2014    to  12/31/2014       23.429557         22.919485            56,917.5191
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.068303         15.155264           787.0106
  01/01/2006    to  12/31/2006       15.155264         17.044858         1,149.0406
  01/01/2007    to  04/27/2007       17.044858         18.500037             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.191695         15.202206       127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464       115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579       114,170.5400
  01/01/2010    to  12/31/2010       12.348579         14.886019       109,284.5743
  01/01/2011    to  12/31/2011       14.886019         13.835741       107,341.0730
  01/01/2012    to  12/31/2012       13.835741         14.291465        92,763.4835
  01/01/2013    to  04/26/2013       14.291465         15.471275             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.734328         12.242665        55,221.6127
  01/01/2006    to  12/31/2006       12.242665         13.560394       110,561.2758
  01/01/2007    to  12/31/2007       13.560394         14.527575        47,218.7462
  01/01/2008    to  12/31/2008       14.527575          8.266781        36,838.5979
  01/01/2009    to  12/31/2009        8.266781         11.602046        36,142.4400
  01/01/2010    to  12/31/2010       11.602046         13.289891        33,740.3895
  01/01/2011    to  12/31/2011       13.289891         12.866159        30,641.1739
  01/01/2012    to  12/31/2012       12.866159         14.980079        23,165.4704
  01/01/2013    to  12/31/2013       14.980079         20.396540        54,211.1534
  01/01/2014    to  12/31/2014       20.396540         21.778971        49,593.5620
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2005    to  12/31/2005       47.681186         49.360843        21,155.8590
  01/01/2006    to  04/30/2006       49.360843         51.486019        23,357.0427
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.692750         13.789115              482.5501
  01/01/2006    to  12/31/2006       13.789115         14.021175              454.7855
  01/01/2007    to  12/31/2007       14.021175         15.067202              430.6295
  01/01/2008    to  12/31/2008       15.067202          9.413845              398.9156
  01/01/2009    to  12/31/2009        9.413845         12.805266              361.6300
  01/01/2010    to  12/31/2010       12.805266         16.919654              332.2342
  01/01/2011    to  12/31/2011       16.919654         16.842100                3.5673
  01/01/2012    to  12/31/2012       16.842100         19.152244                3.5491
  01/01/2013    to  12/31/2013       19.152244         27.092679            1,101.3541
  01/01/2014    to  12/31/2014       27.092679         28.349576            1,101.3401
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       18.798576         18.918267            6,430.6321
  01/01/2006    to  12/31/2006       18.918267         19.458894            6,526.1565
  01/01/2007    to  12/31/2007       19.458894         19.797824            6,753.0942
  01/01/2008    to  12/31/2008       19.797824         16.467214                0.0000
  01/01/2009    to  12/31/2009       16.467214         21.310523                0.0000
  01/01/2010    to  12/31/2010       21.310523         23.513917                0.0000
  01/01/2011    to  12/31/2011       23.513917         24.418844            2,220.4119
  01/01/2012    to  12/31/2012       24.418844         26.662506            4,151.0734
  01/01/2013    to  12/31/2013       26.662506         26.377014            3,277.1888
  01/01/2014    to  12/31/2014       26.377014         27.249449              660.0013
============   ==== ==========       =========         =========        ==============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.691186         12.634573        1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373        1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708          927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580          803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658          737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141          674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763          559,819.5251
  01/01/2012    to  12/31/2012       11.516763         12.734053          474,301.8288
  01/01/2013    to  12/31/2013       12.734053         16.683680          419,921.7343
  01/01/2014    to  12/31/2014       16.683680         18.079754          349,598.9289
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.439516         12.709595         9,943.7623
  01/01/2006    to  12/31/2006       12.709595         13.606588        14,828.3558
  01/01/2007    to  12/31/2007       13.606588         13.817546         5,945.7201
  01/01/2008    to  12/31/2008       13.817546         10.369482         5,086.2924
  01/01/2009    to  12/31/2009       10.369482         14.271125         4,867.9500
  01/01/2010    to  12/31/2010       14.271125         16.028055         4,450.9346
  01/01/2011    to  12/31/2011       16.028055         16.252344         3,986.9977
  01/01/2012    to  12/31/2012       16.252344         18.224731         4,163.4016
  01/01/2013    to  12/31/2013       18.224731         18.907168         3,799.0440
  01/01/2014    to  12/31/2014       18.907168         19.170909         3,759.2616
============   ==== ==========       =========         =========        ===========
 PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       11.816788         11.712494           269.4674
  01/01/2006    to  12/31/2006       11.712494         11.949803           269.4674
  01/01/2007    to  12/31/2007       11.949803         12.588195           269.4674
  01/01/2008    to  12/31/2008       12.588195         12.299047        12,647.2105
  01/01/2009    to  12/31/2009       12.299047         13.675088         2,752.3100
  01/01/2010    to  12/31/2010       13.675088         14.127371         2,746.2427
  01/01/2011    to  12/31/2011       14.127371         14.015805         6,137.3308
  01/01/2012    to  12/31/2012       14.015805         14.555342         6,802.0292
  01/01/2013    to  12/31/2013       14.555342         14.262078         3,397.7522
  01/01/2014    to  12/31/2014       14.262078         14.112788         2,520.6788
============   ==== ==========       =========         =========        ===========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.611500         12.806465           319.8593
  01/01/2006    to  12/31/2006       12.806465         14.438355           319.8593
  01/01/2007    to  12/31/2007       14.438355         15.136492           319.8593
  01/01/2008    to  12/31/2008       15.136492          8.519743           319.8593
  01/01/2009    to  07/17/2009        8.519743          8.451804             0.0000
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       12.912601         14.607642           121.1437
  01/01/2011    to  12/31/2011       14.607642         13.604676           121.0240
  01/01/2012    to  12/31/2012       13.604676         15.584364           120.9232
  01/01/2013    to  12/31/2013       15.584364         20.863295           817.4024
  01/01/2014    to  12/31/2014       20.863295         23.232068           817.1615
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       13.471321         14.824452          121.7053
  01/01/2006    to  12/31/2006       14.824452         15.339203          121.5971
  01/01/2007    to  12/31/2007       15.339203         15.622210          121.5067
  01/01/2008    to  12/31/2008       15.622210          8.346167          121.3809
  01/01/2009    to  12/31/2009        8.346167         11.362155          121.2600
  01/01/2010    to  09/24/2010       11.362155         12.956975            0.0000
============   ==== ==========       =========         =========          ========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       18.206389         21.153435        60,259.8037
  01/01/2006    to  12/31/2006       21.153435         26.702840        71,039.9424
  01/01/2007    to  12/31/2007       26.702840         30.154803        41,437.1933
  01/01/2008    to  12/31/2008       30.154803         17.700900        29,175.9999
  01/01/2009    to  12/31/2009       17.700900         23.572238        25,408.1200
  01/01/2010    to  12/31/2010       23.572238         26.201652        22,779.5082
  01/01/2011    to  12/31/2011       26.201652         24.055428        21,663.0020
  01/01/2012    to  12/31/2012       24.055428         27.365133        19,179.9004
  01/01/2013    to  12/31/2013       27.365133         32.067703        18,337.6232
  01/01/2014    to  12/31/2014       32.067703         31.681946        15,030.5953
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2005    to  12/31/2005       53.347764         55.594101         2,459.3011
  01/01/2006    to  12/31/2006       55.594101         65.814753         3,389.2393
  01/01/2007    to  12/31/2007       65.814753         65.786706         8,383.6649
  01/01/2008    to  12/31/2008       65.786706         37.133706         3,725.6832
  01/01/2009    to  12/31/2009       37.133706         47.607725         5,749.7100
  01/01/2010    to  12/31/2010       47.607725         54.003315         5,903.7519
  01/01/2011    to  12/31/2011       54.003315         53.656333         5,176.7707
  01/01/2012    to  12/31/2012       53.656333         61.992225         5,052.7583
  01/01/2013    to  12/31/2013       61.992225         78.219902         5,586.0170
  01/01/2014    to  12/31/2014       78.219902         83.756667         5,075.6233
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       26.352621         28.658472       201,233.8000
  01/01/2006    to  12/31/2006       28.658472         34.356122       206,233.0059
  01/01/2007    to  12/31/2007       34.356122         39.151600       112,020.9554
  01/01/2008    to  12/31/2008       39.151600         23.040143       104,834.0295
  01/01/2009    to  12/31/2009       23.040143         31.166988        95,020.0700
  01/01/2010    to  12/31/2010       31.166988         33.350983        93,989.5114
  01/01/2011    to  12/31/2011       33.350983         29.419890        85,513.4915
  01/01/2012    to  12/31/2012       29.419890         34.332500        71,712.8870
  01/01/2013    to  12/31/2013       34.332500         41.673780        60,696.8048
  01/01/2014    to  12/31/2014       41.673780         36.556339        51,766.8471
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963           38,442.7246
  01/01/2013    to  12/31/2013       10.585963         11.613923           79,612.9892
  01/01/2014    to  12/31/2014       11.613923         12.306308           60,114.7498
============   ==== ==========       =========         =========        ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996864          1.041127                0.0000
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.049454          7.016504        1,489,655.7097
  01/01/2009    to  12/31/2009        7.016504          8.956971        3,822,164.8200
  01/01/2010    to  12/31/2010        8.956971          9.916506        3,829,051.8587
  01/01/2011    to  12/31/2011        9.916506          9.580447        3,742,922.6309
  01/01/2012    to  12/31/2012        9.580447         10.735389        3,618,987.5090
  01/01/2013    to  12/31/2013       10.735389         12.560555        3,403,675.0098
  01/01/2014    to  12/31/2014       12.560555         13.148320        3,291,790.8307
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.453679          6.364205        1,986,210.6664
  01/01/2009    to  12/31/2009        6.364205          8.420381        4,395,530.4500
  01/01/2010    to  12/31/2010        8.420381          9.432345        4,712,662.7847
  01/01/2011    to  12/31/2011        9.432345          8.870103        4,408,752.1101
  01/01/2012    to  12/31/2012        8.870103         10.169637        4,164,806.2926
  01/01/2013    to  12/31/2013       10.169637         12.558744        3,548,921.6002
  01/01/2014    to  12/31/2014       12.558744         13.188399        3,559,805.1009
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.655160          7.690677          632,896.8899
  01/01/2009    to  12/31/2009        7.690677          9.367447        1,776,531.4000
  01/01/2010    to  12/31/2010        9.367447         10.162530        1,889,511.8604
  01/01/2011    to  12/31/2011       10.162530         10.050728        1,908,835.0320
  01/01/2012    to  12/31/2012       10.050728         10.995520        1,807,420.5064
  01/01/2013    to  12/31/2013       10.995520         12.320964        1,656,785.9672
  01/01/2014    to  12/31/2014       12.320964         12.903037        1,533,301.0448
============   ==== ==========       =========         =========        ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699          179,700.9755
  01/01/2013    to  12/31/2013       11.580699         11.043464           85,875.1020
  01/01/2014    to  12/31/2014       11.043464         11.336607           72,005.6317
============   ==== ==========       =========         =========        ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536          210,684.7251
  01/01/2013    to  12/31/2013       10.314536         11.230860          455,726.0765
  01/01/2014    to  12/31/2014       11.230860         11.741626          455,353.3757
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.499406         14.361086         221,739.4574
  01/01/2006    to  12/31/2006       14.361086         19.503665         213,770.9582
  01/01/2007    to  12/31/2007       19.503665         16.361582         145,227.6772
  01/01/2008    to  12/31/2008       16.361582          9.419490         154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414         160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371         156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587         164,363.9824
  01/01/2012    to  12/31/2012       13.380587         16.639355         142,299.4059
  01/01/2013    to  12/31/2013       16.639355         17.006799         140,017.1389
  01/01/2014    to  12/31/2014       17.006799         19.014356         113,404.8164
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       20.864603         20.017625               0.0000
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.189929          8.060860         250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713         232,569.9866
  01/01/2007    to  12/31/2007        7.818713          7.892126         226,248.5456
  01/01/2008    to  12/31/2008        7.892126          4.747779         205,007.5443
  01/01/2009    to  12/31/2009        4.747779          6.231197         210,303.4700
  01/01/2010    to  12/31/2010        6.231197          7.613826         203,319.1014
  01/01/2011    to  12/31/2011        7.613826          7.759761         182,272.4032
  01/01/2012    to  12/31/2012        7.759761          9.076542         185,207.8357
  01/01/2013    to  12/31/2013        9.076542         13.044951         289,589.7952
  01/01/2014    to  12/31/2014       13.044951         15.309203         388,852.6625
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC.
- MFS (Reg. TM)
  INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.573655          9.047333           6,001.0006
  01/01/2006    to  04/30/2006        9.047333          9.458778           6,635.7888
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.422245         11.180916          20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877          22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552          31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860          52,849.6900
  01/01/2010    to  12/31/2010        6.334860          6.711722          88,489.0988
  01/01/2011    to  04/29/2011        6.711722          7.138968               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710         1,970,136.2397
  01/01/2013    to  12/31/2013        1.048710          1.054430         1,436,191.3463
  01/01/2014    to  12/31/2014        1.054430          1.098896         1,225,097.6187
============   ==== ==========       =========         =========         ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927           508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028           730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695           586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136           582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319           654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646           694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573           660,317.2294
  01/01/2012    to  12/31/2012       10.070573         11.772115           591,194.3865
  01/01/2013    to  12/31/2013       11.772115         15.732268           551,040.8352
  01/01/2014    to  12/31/2014       15.732268         16.975188           501,354.4094
============   ==== ==========       =========         =========         ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.683379         25.259591           540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108           559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461           532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283           498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355           484,186.6300
  01/01/2010    to  12/31/2010       20.962355         25.973885           457,734.9255
  01/01/2011    to  12/31/2011       25.973885         24.690934           413,436.2833
  01/01/2012    to  12/31/2012       24.690934         27.952215           338,253.9549
  01/01/2013    to  12/31/2013       27.952215         35.952829           277,223.5128
  01/01/2014    to  12/31/2014       35.952829         38.910717           231,599.9686
============   ==== ==========       =========         =========         ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.448289         13.035149           277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143           230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871           167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028           169,394.9110
  01/01/2009    to  12/31/2009        9.741028         12.867069           312,799.3200
  01/01/2010    to  12/31/2010       12.867069         16.026464           169,552.9197
  01/01/2011    to  12/31/2011       16.026464         15.648867           116,546.6526
  01/01/2012    to  12/31/2012       15.648867         18.261621           113,404.8567
  01/01/2013    to  12/31/2013       18.261621         25.267876           109,595.7357
  01/01/2014    to  12/31/2014       25.267876         26.914621            96,627.0131
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) VARIABLE
  INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   01/01/2005                             to  04/30/2005       14.565940         12.512507                0.0000
=============                            ==== ==========       =========         =========        ==============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.012784          1.050758          190,883.9505
   01/01/2013                             to  12/31/2013        1.050758          1.151141          376,549.3488
   01/01/2014                             to  12/31/2014        1.151141          1.215536          223,821.0550
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   01/01/2005                             to  12/31/2005       17.204948         17.236958          733,629.4070
   01/01/2006                             to  12/31/2006       17.236958         18.571397          713,747.7129
   01/01/2007                             to  12/31/2007       18.571397         19.530893          703,520.1220
   01/01/2008                             to  12/31/2008       19.530893         15.691614          632,855.7845
   01/01/2009                             to  12/31/2009       15.691614         21.184702          612,561.6200
   01/01/2010                             to  12/31/2010       21.184702         23.622434          587,544.1006
   01/01/2011                             to  12/31/2011       23.622434         24.357741          519,164.0967
   01/01/2012                             to  12/31/2012       24.357741         27.154250          463,516.9708
   01/01/2013                             to  12/31/2013       27.154250         28.942193          334,692.1121
   01/01/2014                             to  12/31/2014       28.942193         29.947945          285,075.5190
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   01/01/2005                             to  04/30/2005       17.886929         17.207436                0.0000
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
   01/01/2005                             to  04/30/2005       15.650668         15.157397                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        9.988220          9.773621           34,235.0737
   01/01/2012                             to  12/31/2012        9.773621         10.070996          130,255.8768
   01/01/2013                             to  12/31/2013       10.070996         10.056309          183,163.3666
   01/01/2014                             to  12/31/2014       10.056309         10.031423          194,507.7146
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        7.854629          7.754319        2,713,302.4580
   01/01/2009                             to  12/31/2009        7.754319         10.152970        2,495,516.9500
   01/01/2010                             to  12/31/2010       10.152970         11.675624        2,315,027.9721
   01/01/2011                             to  12/31/2011       11.675624         10.859463        2,094,628.1203
   01/01/2012                             to  12/31/2012       10.859463         12.512996        1,818,351.7610
   01/01/2013                             to  12/31/2013       12.512996         15.995949        1,604,023.7150
   01/01/2014                             to  12/31/2014       15.995949         16.592811        1,370,070.8118
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000         10.315577         1,476,101.4681
  01/01/2007    to  12/31/2007       10.315577         11.076711         2,710,154.1309
  01/01/2008    to  11/07/2008       11.076711          6.723418                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.011276         10.482770           137,857.5184
  01/01/2013    to  12/31/2013       10.482770         11.833440           298,480.6318
  01/01/2014    to  12/31/2014       11.833440         12.807579           322,286.2246
============   ==== ==========       =========         =========         ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.080260          1.130318            42,964.4413
  01/01/2014    to  12/31/2014        1.130318          1.219045             6,220.2549
============   ==== ==========       =========         =========         ==============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.345408         16.352461           290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325           297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670           253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897           246,374.0647
  01/01/2009    to  12/31/2009       12.107897         15.112789           269,550.6500
  01/01/2010    to  12/31/2010       15.112789         17.885935           440,161.9995
  01/01/2011    to  12/31/2011       17.885935         16.069084           207,475.3833
  01/01/2012    to  12/31/2012       16.069084         18.713333           206,209.7128
  01/01/2013    to  12/31/2013       18.713333         24.465258           234,320.1558
  01/01/2014    to  12/31/2014       24.465258         24.563534           216,688.3523
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168           212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730           500,738.8100
  01/01/2010    to  12/31/2010       10.349730         12.632893           734,589.9684
  01/01/2011    to  12/31/2011       12.632893         10.137634           357,684.4013
  01/01/2012    to  12/31/2012       10.137634         11.896795           365,129.7129
  01/01/2013    to  12/31/2013       11.896795         11.158201           446,124.9504
  01/01/2014    to  12/31/2014       11.158201         10.295853           394,237.9879
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005        8.557905         10.764717           372,947.7733
  01/01/2006    to  12/31/2006       10.764717         13.610871           299,628.1311
  01/01/2007    to  12/31/2007       13.610871         17.301248           171,460.6515
  01/01/2008    to  04/25/2008       17.301248         15.754412                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629         432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813         413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221         432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173         453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600         418,305.5153
  01/01/2012    to  12/31/2012       12.884600         14.842148         381,277.3753
  01/01/2013    to  12/31/2013       14.842148         17.471762         331,160.6856
  01/01/2014    to  12/31/2014       17.471762         16.047577         307,264.6719
============   ==== ==========       =========         =========       ==============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.792630         10.109348          86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428         118,068.5387
  01/01/2007    to  12/31/2007       10.814428         13.180398         140,614.3685
  01/01/2008    to  12/31/2008       13.180398          6.927322         125,380.9788
  01/01/2009    to  12/31/2009        6.927322         10.754041         150,014.0500
  01/01/2010    to  12/31/2010       10.754041         14.021283         176,911.7335
  01/01/2011    to  12/31/2011       14.021283         12.882517         190,889.7965
  01/01/2012    to  12/31/2012       12.882517         13.895500         181,234.8733
  01/01/2013    to  12/31/2013       13.895500         19.068593         149,233.2577
  01/01/2014    to  12/31/2014       19.068593         19.013199         130,959.5758
============   ==== ==========       =========         =========       ==============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999822          1.036303               0.0000
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765       3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947       2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768       4,369,826.5175
  01/01/2012    to  12/31/2012       16.810768         18.130822       3,621,705.7134
  01/01/2013    to  12/31/2013       18.130822         17.553861       2,480,474.9718
  01/01/2014    to  12/31/2014       17.553861         18.053464       1,701,994.2008
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.603770         16.688680           76,202.9300
  01/01/2010    to  12/31/2010       16.688680         19.097595           65,073.8798
  01/01/2011    to  12/31/2011       19.097595         17.932990           55,534.2858
  01/01/2012    to  12/31/2012       17.932990         19.536993           52,280.1676
  01/01/2013    to  12/31/2013       19.536993         25.593388           39,506.1882
  01/01/2014    to  12/31/2014       25.593388         28.024451           37,288.6357
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.417835         11.891041          368,533.7917
  01/01/2006    to  12/31/2006       11.891041         12.892189          440,098.8173
  01/01/2007    to  12/31/2007       12.892189         12.683697          422,392.8319
  01/01/2008    to  12/31/2008       12.683697          7.460889          388,134.6867
  01/01/2009    to  05/01/2009        7.460889          7.379561                0.0000
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.783430         10.957512           14,714.9789
  01/01/2013    to  12/31/2013       10.957512         10.327163           23,172.5086
  01/01/2014    to  12/31/2014       10.327163         10.964080           31,791.3097
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741            6,487.8784
  01/01/2014    to  12/31/2014       10.760741         11.539586           21,354.3745
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883          864,213.2742
  01/01/2013    to  12/31/2013        1.068883          1.161756        2,515,162.8295
  01/01/2014    to  12/31/2014        1.161756          1.235499        2,187,907.0806
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.132557           94,522.1794
  01/01/2006    to  12/31/2006       10.132557         11.174895          790,808.0319
  01/01/2007    to  12/31/2007       11.174895         11.625285        2,359,402.6657
  01/01/2008    to  12/31/2008       11.625285          8.599158        2,787,693.6433
  01/01/2009    to  12/31/2009        8.599158         10.600545        3,031,686.8500
  01/01/2010    to  12/31/2010       10.600545         11.744313        3,157,363.8325
  01/01/2011    to  12/31/2011       11.744313         11.715944        3,262,408.5909
  01/01/2012    to  12/31/2012       11.715944         13.049283        3,064,343.5324
  01/01/2013    to  12/31/2013       13.049283         14.546415        2,761,173.7369
  01/01/2014    to  12/31/2014       14.546415         15.193036        2,463,195.1784
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.170740           59,035.1052
  01/01/2006    to  12/31/2006       10.170740         11.430018          731,364.3154
  01/01/2007    to  12/31/2007       11.430018         11.915503        1,057,692.4238
  01/01/2008    to  12/31/2008       11.915503          7.883723        1,040,729.3647
  01/01/2009    to  12/31/2009        7.883723         10.046366        1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254        1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,205,631.5408
  01/01/2012    to  12/31/2012       10.936433         12.417139        1,201,084.7539
  01/01/2013    to  12/31/2013       12.417139         14.471865        1,265,991.1343
  01/01/2014    to  12/31/2014       14.471865         15.053334        1,179,114.4909
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.937816         48.925372          506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355          514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221          457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630          428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476          429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240          411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866          360,610.0337
  01/01/2012    to  12/31/2012       46.809866         54.508674          317,553.3809
  01/01/2013    to  12/31/2013       54.508674         71.977697          268,672.1838
  01/01/2014    to  12/31/2014       71.977697         80.483634          228,419.9962
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       49.298756         51.208076            3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262            3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029            6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766            6,193.7395
  01/01/2009    to  12/31/2009       32.878766         42.129339            5,489.3200
  01/01/2010    to  04/30/2010       42.129339         45.025051                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.127233          8.064495         1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316         1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864           619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734           633,847.6083
  01/01/2009    to  12/31/2009        5.835734          8.379729           984,254.2900
  01/01/2010    to  12/31/2010        8.379729         10.561395           937,799.2986
  01/01/2011    to  12/31/2011       10.561395         10.253499           556,215.8988
  01/01/2012    to  12/31/2012       10.253499         11.505166           495,214.1034
  01/01/2013    to  12/31/2013       11.505166         15.510711           496,759.3974
  01/01/2014    to  12/31/2014       15.510711         17.266223           413,393.0104
============   ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.688306         15.888294            14,865.8190
  01/01/2006    to  12/31/2006       15.888294         18.228676            12,182.1672
  01/01/2007    to  12/31/2007       18.228676         19.803643            17,265.8621
  01/01/2008    to  12/31/2008       19.803643         10.899186            18,313.6563
  01/01/2009    to  12/31/2009       10.899186         13.112987            21,864.5000
  01/01/2010    to  12/31/2010       13.112987         13.831744            23,529.9071
  01/01/2011    to  12/31/2011       13.831744         10.904646            22,923.7016
  01/01/2012    to  12/31/2012       10.904646         12.847646            14,354.6929
  01/01/2013    to  12/31/2013       12.847646         14.601457           201,491.0416
  01/01/2014    to  12/31/2014       14.601457         13.931004           240,721.1247
============   ==== ==========       =========         =========         ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       45.825002         46.209352            88,287.5867
  01/01/2006    to  12/31/2006       46.209352         47.501189           122,438.4329
  01/01/2007    to  12/31/2007       47.501189         49.707922            77,243.1931
  01/01/2008    to  12/31/2008       49.707922         47.265989            72,186.6628
  01/01/2009    to  12/31/2009       47.265989         50.940114            90,883.4000
  01/01/2010    to  12/31/2010       50.940114         54.339551           120,265.8542
  01/01/2011    to  12/31/2011       54.339551         57.021060           130,872.4351
  01/01/2012    to  12/31/2012       57.021060         60.378957           123,226.8025
  01/01/2013    to  12/31/2013       60.378957         58.998545           126,054.4856
  01/01/2014    to  12/31/2014       58.998545         62.202337           118,651.5617
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.129750         11.520590              644.7500
   01/01/2010                             to  12/31/2010       11.520590         13.625764            6,047.7271
   01/01/2011                             to  12/31/2011       13.625764         12.246868           10,303.1263
   01/01/2012                             to  12/31/2012       12.246868         13.825231            9,848.3503
   01/01/2013                             to  12/31/2013       13.825231         18.316513           17,696.2375
   01/01/2014                             to  12/31/2014       18.316513         19.688662           17,634.2638
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       15.099210         14.937184                0.0000
   01/01/2007                             to  12/31/2007       14.937184         16.500598                0.0000
   01/01/2008                             to  12/31/2008       16.500598          9.341744                0.0000
   01/01/2009                             to  05/01/2009        9.341744          8.887754                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.483262         16.193114            3,602.8568
   01/01/2008                             to  12/31/2008       16.193114          9.155475            2,461.0473
   01/01/2009                             to  05/01/2009        9.155475          8.705625                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   01/01/2005                             to  12/31/2005       21.251446         22.777274            1,726.9382
   01/01/2006                             to  12/31/2006       22.777274         23.845946            2,261.5699
   01/01/2007                             to  04/27/2007       23.845946         25.440586                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.982136         10.094014           64,483.2823
   01/01/2006                             to  12/31/2006       10.094014         10.417463          273,210.8711
   01/01/2007                             to  12/31/2007       10.417463         10.777221          517,884.4061
   01/01/2008                             to  12/31/2008       10.777221         10.914141        1,219,381.8091
   01/01/2009                             to  12/31/2009       10.914141         10.800453        1,108,920.4500
   01/01/2010                             to  12/31/2010       10.800453         10.660952          791,077.1149
   01/01/2011                             to  12/31/2011       10.660952         10.523629          722,672.9733
   01/01/2012                             to  12/31/2012       10.523629         10.386964          703,985.3055
   01/01/2013                             to  12/31/2013       10.386964         10.252804          810,018.4087
   01/01/2014                             to  12/31/2014       10.252804         10.120377          460,779.3826
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  04/30/2005        9.965778          9.982068                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.496784         11.764232         523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780         613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520         417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138         409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795         442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247         411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458         355,159.3390
  01/01/2012    to  12/31/2012       12.276458         14.002167         545,620.2428
  01/01/2013    to  12/31/2013       14.002167         18.898229         497,005.9457
  01/01/2014    to  12/31/2014       18.898229         20.285133         400,668.1043
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.370190          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238         458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780         442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075         394,919.7415
  01/01/2012    to  04/27/2012        8.249075          9.283200               0.0000
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.791170         10.089451         374,096.4112
  01/01/2006    to  12/31/2006       10.089451         10.927544         410,338.8051
  01/01/2007    to  12/31/2007       10.927544         11.251048         214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750         218,660.9626
  01/01/2009    to  12/31/2009        6.517750          8.342795         212,467.5500
  01/01/2010    to  12/31/2010        8.342795         10.816575         194,627.1212
  01/01/2011    to  12/31/2011       10.816575         10.970270         185,371.8803
  01/01/2012    to  12/31/2012       10.970270         12.007454         152,177.7396
  01/01/2013    to  12/31/2013       12.007454         17.586589         115,891.9172
  01/01/2014    to  12/31/2014       17.586589         17.521696         102,585.8969
============   ==== ==========       =========         =========       ==============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.138773         14.428629          93,763.6618
============   ==== ==========       =========         =========       ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.522958         14.939452       6,100,832.4826
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.649911         11.183762           188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964           800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310         1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695         2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825         2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191         2,925,213.1822
  01/01/2012    to  12/31/2012       12.218191         13.375464         2,824,903.5159
  01/01/2013    to  12/31/2013       13.375464         14.401451         2,245,304.8176
  01/01/2014    to  04/25/2014       14.401451         14.524510                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.061525         11.630632         1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163         2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726         3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404         3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944         4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244         4,757,301.0599
  01/01/2012    to  12/31/2012       12.055244         13.373515         4,563,756.9413
  01/01/2013    to  12/31/2013       13.373515         15.078692         4,404,433.0490
  01/01/2014    to  04/25/2014       15.078692         15.150236                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.464132         16.028157        13,854,808.1444
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
AND BEFORE
  THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.959644         10.201593         1,143,376.4236
  01/01/2007    to  12/31/2007       10.201593         10.715653         5,482,434.6827
  01/01/2008    to  11/07/2008       10.715653          7.381965                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        8.501971          8.451645        12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411        14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908        16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420        16,989,816.7331
  01/01/2012    to  12/31/2012       11.647420         13.097782        16,300,284.3794
  01/01/2013    to  12/31/2013       13.097782         15.439211        15,113,912.2201
  01/01/2014    to  04/25/2014       15.439211         15.465784                 0.0000
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.941182         16.617936         11,420,575.8948
============   ==== ==========       =========         =========         ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
  STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000         10.237889          2,412,242.7137
  01/01/2007    to  12/31/2007       10.237889         10.907693          6,955,046.1144
  01/01/2008    to  11/07/2008       10.907693          6.969094                  0.0000
============   ==== ==========       =========         =========         ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        8.204189          8.120740         14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495         15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337         14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553         13,717,285.7434
  01/01/2012    to  12/31/2012       11.280553         12.884423         12,456,807.1299
  01/01/2013    to  12/31/2013       12.884423         16.013844         12,676,191.6422
  01/01/2014    to  04/25/2014       16.013844         15.954170                  0.0000
============   ==== ==========       =========         =========         ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.916137         11.731023             91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443             95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181             79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483            109,635.4408
  01/01/2009    to  12/31/2009        8.558483         10.637702            205,547.4100
  01/01/2010    to  12/31/2010       10.637702         12.021908            175,351.4839
  01/01/2011    to  12/31/2011       12.021908         12.061008            150,814.0012
  01/01/2012    to  12/31/2012       12.061008         13.741140            152,235.9223
  01/01/2013    to  12/31/2013       13.741140         17.863205            140,673.4160
  01/01/2014    to  12/31/2014       17.863205         19.942122            114,690.6091
============   ==== ==========       =========         =========         ===============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       18.207351         18.675545             22,905.2494
  01/01/2006    to  12/31/2006       18.675545         21.466160             17,385.1967
  01/01/2007    to  12/31/2007       21.466160         20.405274             16,879.6167
  01/01/2008    to  12/31/2008       20.405274         12.375528             17,169.9679
  01/01/2009    to  12/31/2009       12.375528         13.783491             17,495.4800
  01/01/2010    to  12/31/2010       13.783491         16.509191             13,369.7611
  01/01/2011    to  12/31/2011       16.509191         17.193780             11,411.7809
  01/01/2012    to  12/31/2012       17.193780         18.625752              8,852.9344
  01/01/2013    to  12/31/2013       18.625752         25.406323             93,561.1088
  01/01/2014    to  12/31/2014       25.406323         25.002832             81,110.6111
============   ==== ==========       =========         =========         ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.819977         16.060762           11,015.6011
  01/01/2006    to  12/31/2006       16.060762         18.171642           28,486.8134
  01/01/2007    to  04/27/2007       18.171642         19.761608                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.746898         15.756529          131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726          153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774          152,000.2600
  01/01/2010    to  12/31/2010       12.953774         15.709433          142,323.9004
  01/01/2011    to  12/31/2011       15.709433         14.688795          126,179.1685
  01/01/2012    to  12/31/2012       14.688795         15.264435          122,573.7035
  01/01/2013    to  04/26/2013       15.264435         16.556111                0.0000
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.175379         12.779031          590,106.3817
  01/01/2006    to  12/31/2006       12.779031         14.239431        1,281,613.4581
  01/01/2007    to  12/31/2007       14.239431         15.347357          664,358.3890
  01/01/2008    to  12/31/2008       15.347357          8.786128          649,315.3029
  01/01/2009    to  12/31/2009        8.786128         12.405083          566,003.2500
  01/01/2010    to  12/31/2010       12.405083         14.295180          467,174.1434
  01/01/2011    to  12/31/2011       14.295180         13.922517          392,870.6992
  01/01/2012    to  12/31/2012       13.922517         16.308007          308,902.9425
  01/01/2013    to  12/31/2013       16.308007         22.338144          291,878.5297
  01/01/2014    to  12/31/2014       22.338144         23.995717          240,922.1525
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2005    to  12/31/2005       53.195858         55.400156          195,569.2500
  01/01/2006    to  04/30/2006       55.400156         57.897507          228,689.5306
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.304023         14.539868            6,954.0347
  01/01/2006    to  12/31/2006       14.539868         14.873344            8,128.2061
  01/01/2007    to  12/31/2007       14.873344         16.079665           13,176.9683
  01/01/2008    to  12/31/2008       16.079665         10.107218           19,061.3384
  01/01/2009    to  12/31/2009       10.107218         13.831167           15,663.6800
  01/01/2010    to  12/31/2010       13.831167         18.384998           18,001.3859
  01/01/2011    to  12/31/2011       18.384998         18.410661           25,567.5466
  01/01/2012    to  12/31/2012       18.410661         21.062581           20,746.5194
  01/01/2013    to  12/31/2013       21.062581         29.974123           13,326.9562
  01/01/2014    to  12/31/2014       29.974123         31.553465            9,662.0259
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       19.981733         20.229636            5,128.3248
  01/01/2006    to  12/31/2006       20.229636         20.932602           11,057.7617
  01/01/2007    to  12/31/2007       20.932602         21.426045           12,279.3719
  01/01/2008    to  12/31/2008       21.426045         17.929098            8,185.7091
  01/01/2009    to  12/31/2009       17.929098         23.341846            7,374.3100
  01/01/2010    to  12/31/2010       23.341846         25.910181            6,266.5755
  01/01/2011    to  12/31/2011       25.910181         27.068778            6,926.2992
  01/01/2012    to  12/31/2012       27.068778         29.734685            5,803.0285
  01/01/2013    to  12/31/2013       29.734685         29.593335            5,553.5625
  01/01/2014    to  12/31/2014       29.593335         30.756116            5,026.3775
============   ==== ==========       =========         =========        ==============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618        1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793        1,170,765.0988
  01/01/2012    to  12/31/2012       12.260793         13.638720        1,063,171.7343
  01/01/2013    to  12/31/2013       13.638720         17.976382        1,008,459.8663
  01/01/2014    to  12/31/2014       17.976382         19.597857          869,054.2894
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.947911         13.308426         138,343.5007
  01/01/2006    to  12/31/2006       13.308426         14.333171         183,289.8067
  01/01/2007    to  12/31/2007       14.333171         14.643464         110,363.2611
  01/01/2008    to  12/31/2008       14.643464         11.055669          91,658.4799
  01/01/2009    to  12/31/2009       11.055669         15.306964          88,764.5100
  01/01/2010    to  12/31/2010       15.306964         17.294817          77,610.4180
  01/01/2011    to  12/31/2011       17.294817         17.642106          67,935.9656
  01/01/2012    to  12/31/2012       17.642106         19.902817          53,616.4190
  01/01/2013    to  12/31/2013       19.902817         20.772340          49,329.4499
  01/01/2014    to  12/31/2014       20.772340         21.188846          43,706.6853
============   ==== ==========       =========         =========         ============
 PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.240853         12.205636          29,848.7056
  01/01/2006    to  12/31/2006       12.205636         12.527669          34,876.3652
  01/01/2007    to  12/31/2007       12.527669         13.276772          33,247.4550
  01/01/2008    to  12/31/2008       13.276772         13.050080          50,497.5409
  01/01/2009    to  12/31/2009       13.050080         14.597434          66,315.5100
  01/01/2010    to  12/31/2010       14.597434         15.170956          52,027.9481
  01/01/2011    to  12/31/2011       15.170956         15.141485          65,396.4272
  01/01/2012    to  12/31/2012       15.141485         15.819489          57,343.1195
  01/01/2013    to  12/31/2013       15.819489         15.594047          46,711.8465
  01/01/2014    to  12/31/2014       15.594047         15.523680          44,927.7106
============   ==== ==========       =========         =========         ============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       13.152821         13.436290           1,371.0081
  01/01/2006    to  12/31/2006       13.436290         15.239325           1,932.2809
  01/01/2007    to  12/31/2007       15.239325         16.072867           3,117.7829
  01/01/2008    to  12/31/2008       16.072867          9.101523           2,242.4668
  01/01/2009    to  07/17/2009        9.101523          9.058443               0.0000
============   ==== ==========       =========         =========         ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       14.022815         15.888357           1,839.3217
  01/01/2011    to  12/31/2011       15.888357         14.886355           6,402.0293
  01/01/2012    to  12/31/2012       14.886355         17.155675           6,172.0675
  01/01/2013    to  12/31/2013       17.155675         23.104966           1,544.3867
  01/01/2014    to  12/31/2014       23.104966         25.883058           1,409.5581
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       14.133934         15.646903         1,887.5461
  01/01/2006    to  12/31/2006       15.646903         16.287396         1,981.3093
  01/01/2007    to  12/31/2007       16.287396         16.688285         2,035.7127
  01/01/2008    to  12/31/2008       16.688285          8.969702         1,947.7075
  01/01/2009    to  12/31/2009        8.969702         12.284528         2,018.7300
  01/01/2010    to  09/24/2010       12.284528         14.070309             0.0000
============   ==== ==========       =========         =========         ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche Variable Series II: Deutsche Government & Agency Securities VIP (closed effective May 1, 2002) (formerly DWS Variable Series II: DWS Government & Agency Securities Portfolio, and previously Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (b) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Invesco Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Mid Cap Value Portfolio), MFS (Reg. TM) Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class
A) (closed effective May 1, 2004), and MetLife Small Cap Value Portfolio (Class
A) (closed effective May 1, 2005) (formerly Third Avenue Small Cap Value Portfolio); (c) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007).



The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account
Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance
Funds: AIM V.I. International Growth Fund).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Metropolitan Series Fund: MFS (Reg. TM) Research Managers Portfolio merged into Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust;
(f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg.
TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust (Service Class): MFS (Reg.
TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg. TM) Emerging Growth Series (closed effective May 1,
2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust;
(k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the following Investment Portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust:
PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2005, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust;
(e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust:
Lazard Mid-Cap Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Metropolitan Series
Fund: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS (Reg. TM) Variable Insurance Trust: MFS (Reg. TM) Investors Trust Series (Service Class) was replaced with Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B).


Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Met Investors Series Trust merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class
B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.


Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class
B).


Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS (Reg. TM) Growth and Income Portfolio (Administrative Class) was liquidated.


Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Met Investors Series Trust: MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio


o Met Investors Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


INVESCO V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.


FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)



Fidelity (Reg. TM) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:



EQUITY-INCOME PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 (Reg. TM) Index.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)



Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolio is available under the contract:


TEMPLETON FOREIGN VIP FUND



INVESTMENT OBJECTIVE: The Templeton Foreign VIP Fund seeks long-term capital growth.


MET INVESTORS SERIES TRUST (CLASS B)



Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



SUBADVISER: AllianceBernstein L.P.



INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER -  OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER -  OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.



METLIFE SMALL CAP VALUE PORTFOLIO (formerly Third Avenue Small Cap Value Portfolio)


SUBADVISERS: Delaware Investments Fund Advisers; Wells Capital Management Incorporated (formerly Third Avenue Management LLC)


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.


PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND


Metropolitan Series Fund is managed by MetLife Advisers, LLC, which is an affiliate of MetLife. Metropolitan Series Fund is a mutual fund with multiple portfolios. The following portfolios are available under the contract:



BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.


T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.


WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


PIMCO HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


PIMCO LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


PUTNAM VT MULTI-CAP GROWTH FUND


INVESTMENT OBJECTIVE: The Putnam VT Multi-Cap Growth Fund seeks long-term capital appreciation.


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust Portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)



INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 6%.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields Annuity Payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $793; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $919.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.



[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP - GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $106,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $116,600 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);

   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
$7350          $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 6% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


 (1) The Annual Increase Amount resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $116,600 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY



                                                   METLIFE INSURANCE COMPANY USA




                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS B




                                                                     MAY 1, 2015



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 54 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 53 Investment Portfolios listed below.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):

     AB Global Dynamic Allocation Portfolio
       (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio
     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Large Cap Research Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")

METROPOLITAN SERIES FUND:

     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B):


     MetLife Asset Allocation 100 Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.


To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 92 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS                       PAGE






INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
2. PURCHASE............................. 17
     Purchase Payments.................. 17
     Termination for Low Account Value.. 18
     Allocation of Purchase Payments.... 18
     Investment Allocation Restrictions
       for Certain Riders............... 19
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 24
     Investment Portfolios That Are
       Funds-of-Funds................... 27
     Transfers.......................... 27
     Dollar Cost Averaging Programs..... 30
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 33
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Lifetime Income Solution and
       Guaranteed Minimum Income
         Benefit - Rider Charge......... 34
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
         Rider  Charge.................. 35
     Withdrawal Charge.................. 37
     Reduction or Elimination of the
       Withdrawal Charge................ 37
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 38
     Investment Portfolio Expenses...... 38
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 39
     Annuity Date....................... 39
     Annuity Payments................... 39
     Annuity Options.................... 40
     Variable Annuity Payments.......... 41


     Fixed Annuity Payments............. 42
6. ACCESS TO YOUR MONEY................. 42
     Systematic Withdrawal Program...... 43
     Suspension of Payments or
       Transfers........................ 43
7. LIVING BENEFITS...................... 44
     Overview of Living Benefit Riders.. 44
     Guaranteed Income Benefits......... 44
     Description of LIS Plus II......... 46
     Description of LIS Plus I.......... 52
     Description of LIS................. 53
     Guaranteed Withdrawal Benefits..... 54
     Description of the Lifetime
       Withdrawal Guarantee II.......... 56
     Description of the Lifetime
       Withdrawal Guarantee I........... 62
     Description of the Guaranteed
       Withdrawal Benefit I............. 64
8. PERFORMANCE.......................... 67
9. DEATH BENEFIT........................ 67
     Upon Your Death.................... 67
     Standard Death Benefit - Principal
       Protection....................... 68
     Optional Death Benefit - Annual
       Step-Up.......................... 68
     Optional Death Benefit - Enhanced
       Death Benefit II................. 69
     Optional Death Benefit -
       Compounded-Plus.................. 74
     Additional Death Benefit -
       Earnings Preservation Benefit.... 74
     General Death Benefit Provisions... 75
     Spousal Continuation............... 76
     Death of the Annuitant............. 76
     Controlled Payout.................. 76
10. FEDERAL INCOME TAX STATUS........... 76
     Non-Qualified Contracts............ 77
     Qualified Contracts................ 80
11. OTHER INFORMATION................... 87
     MetLife USA........................ 87
     The Separate Account............... 87
     Distributor........................ 88
     Selling Firms...................... 88
     Requests and Elections............. 89
     Ownership.......................... 91
     Legal Proceedings.................. 91

  Financial Statements..................  92
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  92
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Description of GMIB................ D-1
APPENDIX E.............................. E-1
     Lifetime Income Solution Examples.. E-1
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit
       Examples......................... F-1
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 57 and 64
Annuitant................................................................ 91
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Service Center...................................................  8
Annuity Units............................................................ 39
Beneficiary.............................................................. 91
Benefit Base............................................................. 64
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 69
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 90
Guaranteed Withdrawal Amount............................................. 65
GWB Withdrawal Rate...................................................... 64
Income Base............................................. 46 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 24
Joint Owners............................................................. 91
Owner.................................................................... 91
Purchase Payment......................................................... 17
Remaining Guaranteed Withdrawal Amount................................... 56
Separate Account......................................................... 87
Total Guaranteed Withdrawal Amount....................................... 56

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB) or guaranteed withdrawal benefit (GWB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------











































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)        1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(Note 4)
  (as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B).


Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  (as a percentage of the Income Base
    (Note 2))
  LIS Plus II and LIS Plus I - maximum  1.50%
    charge
  LIS Plus II and LIS Plus I - current  1.00%
    charge
  LIS                                   0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  (as a percentage of the Total
    Guaranteed Withdrawal Amount (Note
    3))
  Lifetime Withdrawal Guarantee II
----------------------------------------
  Single Life version - maximum charge  1.25%
  Single Life version - current charge  0.65%
  Joint Life version - maximum charge   1.50%
  Joint Life version - current charge   0.85%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge  0.95%
  Single Life version - current charge  0.50%
  Joint Life version - maximum charge   1.40%
  Joint Life version - current charge   0.70%

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
  (as a percentage of the Guaranteed     0.25%
    Withdrawal Amount (Note 4))

   -----------------------------------------------------------------------------



Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")


Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

ENHANCED DEATH BENEFIT II RIDER CHARGES

  (as a percentage of the Death Benefit
    Base (Note 5))
  Enhanced Death Benefit II - maximum   1.50%
    charge
  Enhanced Death Benefit II (issue age   0.60%
    69 or younger) - current charge
  Enhanced Death Benefit II (issue age   1.15%
    70-75) - current charge

   -----------------------------------------------------------------------------



Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II." The Enhanced Death Benefit II rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses           0.58%       2.84%
(expenses that are deducted from
  Investment Portfolio assets, including
    management fees, 12b-1/service fees,
      and other expenses)





--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -          0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -          0.99%
   Capitalization Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -          0.60%
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio    0.61%        0.25%          0.04%      0.02%      0.92%       0.02%         0.90%
 Allianz Global Investors Dynamic          0.68%        0.25%          1.36%      0.01%      2.30%       1.09%         1.21%
   Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.03%      0.02%      0.91%       0.02%         0.89%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.11%      1.03%       0.03%         1.00%
   Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.08%      0.08%      1.01%          -          1.01%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -          0.89%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%      0.00%      0.82%       0.01%         0.81%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.05%      0.03%      0.97%       0.03%         0.94%
   Portfolio
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%         0.81%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%      0.04%      0.98%       0.02%         0.96%
 JPMorgan Global Active Allocation         0.73%        0.25%          0.07%      0.00%      1.05%       0.05%         1.00%
   Portfolio
 JPMorgan Small Cap Value Portfolio        0.77%        0.25%          0.05%      0.02%      1.09%       0.09%         1.00%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.01%         0.79%
 Met/Franklin Low Duration Total Return    0.49%        0.25%          0.04%      0.00%      0.78%       0.02%         0.76%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -          0.98%
   Portfolio
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.00%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.03%      0.22%      0.68%          -          0.68%
   Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%      0.00%      1.26%       0.02%         1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%         0.95%
   Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Oppenheimer Global Equity Portfolio       0.66%        0.25%          0.08%      0.00%      0.99%       0.06%         0.93%
 PanAgora Global Diversified Risk          0.65%        0.25%          1.92%      0.02%      2.84%       1.52%         1.32%
   Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.09%      0.00%      0.81%       0.01%         0.80%
   Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%       0.04%         0.72%
 Pioneer Fund Portfolio                    0.67%        0.00%          0.05%      0.00%      0.72%       0.05%         0.67%
 Pioneer Strategic Income Portfolio        0.56%        0.00%          0.06%      0.00%      0.62%          -          0.62%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.04%      0.00%      0.71%          -          0.71%
   Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.08%      0.56%      1.34%       0.12%         1.22%
   Portfolio
 Schroders Global Multi-Asset Portfolio    0.64%        0.25%          0.10%      0.04%      1.03%          -          1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 WMC Large Cap Research Portfolio          0.57%        0.25%          0.03%      0.00%      0.85%       0.05%         0.80%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.00%         0.58%
 BlackRock Bond Income Portfolio           0.32%        0.25%          0.03%      0.00%      0.60%       0.00%         0.60%
 BlackRock Capital Appreciation            0.69%        0.00%          0.02%      0.00%      0.71%       0.06%         0.65%
   Portfolio
 BlackRock Money Market Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.02%         0.60%
 Jennison Growth Portfolio                 0.59%        0.25%          0.03%      0.00%      0.87%       0.08%         0.79%
 Loomis Sayles Small Cap Growth            0.90%        0.25%          0.05%      0.00%      1.20%       0.09%         1.11%
   Portfolio
 Met/Dimensional International Small       0.81%        0.25%          0.17%      0.00%      1.23%       0.01%         1.22%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.25%          0.05%      0.00%      0.85%          -          0.85%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.00%         1.08%
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.00%      1.06%       0.01%         1.05%
   Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.03%      0.00%      0.88%       0.11%         0.77%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.68%      1.01%          -          1.01%
 SSGA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.22%      0.78%          -          0.78%
 SSGA Growth ETF Portfolio                 0.31%        0.25%          0.03%      0.24%      0.83%          -          0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.03%      0.52%      0.89%       0.02%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.06%        0.25%          0.00%      0.56%      0.87%          -          0.87%
 MetLife Asset Allocation 60 Portfolio     0.05%        0.25%          0.00%      0.60%      0.90%          -          0.90%
 MetLife Asset Allocation 80 Portfolio     0.05%        0.25%          0.01%      0.65%      0.96%          -          0.96%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit, and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,360      (a)$2,521      (a)$3,663      (a)$6,611
    minimum       (b)$1,135      (b)$1,873      (b)$2,631      (b)$4,803


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$660      (a)$1,981      (a)$3,303      (a)$6,611
    minimum       (b)$435      (b)$1,333      (b)$2,271      (b)$4,803


CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:





                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,143      (a)$1,875      (a)$2,597      (a)$4,534
    minimum         (b)$917      (b)$1,208      (b)$1,502      (b)$2,433


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$443      (a)$1,335      (a)$2,237      (a)$4,534
    minimum       (b)$217        (b)$668      (b)$1,142      (b)$2,433


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.





2. PURCHASE


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase

Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the LIS Plus II rider, the LIS Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit II rider, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" until the rider terminates.


If you choose the the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I."


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


ALLOCATION. If you elected the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio,

     MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).


OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds Global Growth Fund
     American Funds Growth Fund
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Total Return Portfolio
     MFS (Reg. TM) Value Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     WMC Core Equity Opportunities Portfolio
     WMC Large Cap Research Portfolio


Platform 3
----------


     Invesco Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Fund
     Clarion Global Real Estate Portfolio
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR LIS PLUS II AND LIS PLUS I AFTER RIDER TERMINATES. The restrictions on subsequent Purchase Payments described above will no longer apply, if:


    1) you elected the LIS Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of LIS Plus II - Terminating the LIS Plus II Rider"); or


    2) you elected the LIS Plus I rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of LIS Plus I").


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB, GWB I, AND LIFETIME WITHDRAWAL GUARANTEE I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB, GWB I, and Lifetime Withdrawal Guarantee I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.



FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.

ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS

The contract offers 53 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -

Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:



     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio
       (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio
     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Large Cap Research Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")



METROPOLITAN SERIES FUND



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:



     MetLife Asset Allocation 100 Portfolio
     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders" for more information.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the JPMorgan Small Cap Value Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Lord Abbett Bond Debenture Portfolio, the Met/Dimensional International Small Company Portfolio, the Met/Templeton International Bond Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Neuberger Berman Genesis Portfolio, the Oppenheimer Global Equity Portfolio, the Pioneer Strategic Income Portfolio, and the Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -
Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus I, LIS Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider, the Fixed Account is available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.



This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.



ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the

Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit          0.20%
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
        Earnings Preservation Benefit       0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are three different versions of the Lifetime Income Solution under this contract: the LIS Plus II, the LIS Plus I, and the LIS.


If you select an LIS rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living

Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the LIS rider are listed below.


The LIS rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If an LIS rider is terminated for the following reasons, no LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st birthday (for LIS Plus I or LIS Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to LIS Plus I and LIS Plus II).


The LIS rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the LIS rider with an Optional Step-Up feature (LIS Plus I and LIS Plus II), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I).


If you elected the GWB I rider or one of the Lifetime Withdrawal Guarantee riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The GWB I and Lifetime Withdrawal Guarantee rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. The percentage charges for the GWB I rider and each version of the LWG riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. (See ""Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Compounding Income Amounts and Automatic Annual Step-Ups.)


For the Guaranteed Withdrawal Benefit I rider, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Guaranteed Withdrawal Benefit I") on the contract anniversary.


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner, Joint Owner, or Annuitant (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT I RIDER - RIDER CHARGE. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Guaranteed Withdrawal Benefit I").


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE LIFETIME INCOME SOLUTION, THE GUARANTEED MINIMUM INCOME BENEFIT, OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER, AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIS PLUS II, LIS PLUS I, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.



If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.



OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment

Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments;


(3)    when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider or LIS rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata LIS, GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract

Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchased the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus I and LIS Plus II)


o  Lifetime Income Solution (LIS)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Lifetime Withdrawal Guarantee II (LWG II)


The GWB I rider is designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are three different versions of the Lifetime Income Solution under this contract: LIS Plus II, LIS Plus I, and LIS.


(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)

There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For LIS Plus II in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on and before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For LIS Plus II and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise an LIS rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under an LIS rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


LIS AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a LIS rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples of the LIS Plus rider.)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider is no longer available for purchase. The LIS Plus II rider is available only for Owners up through age 78, and you can only elect the LIS Plus II at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.

The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.



During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual

Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus II (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS Plus II rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS Plus II rider has elapsed, the LIS Plus II rider will terminate under termination provision
     a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the LIS Plus II rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply.

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the LIS Plus II.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued before July 19, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus I rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(10) The LIS Plus I payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider on or before February 23, 2009,
-----------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) The LIS Plus I payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The rider charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii) of the "Income Base" section of "Description of LIS Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary prior to your 86th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 86th birthday);


    we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary prior to his or her 86th birthday, even though the 10-year waiting period has not elapsed.


(10)    The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner, or the Annuitant if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11)    Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the LIS rider.


(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS


We offered optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The guaranteed withdrawal benefit riders are no longer available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.") Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal

Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE FOR THE GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider is no longer available for sale.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A

CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment
- a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging

(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional

Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the

Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



     (a)    AB Global Dynamic Allocation Portfolio

    (b)    Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
    (c)    AQR Global Risk Balanced Portfolio
    (d)    Barclays Aggregate Bond Index Portfolio
    (e)    BlackRock Global Tactical Strategies Portfolio
    (f)    BlackRock Money Market Portfolio
    (g)    Invesco Balanced-Risk Allocation Portfolio
    (h)    JPMorgan Global Active Allocation Portfolio
    (i)    MetLife Asset Allocation 20 Portfolio
    (j)    MetLife Asset Allocation 40 Portfolio
    (k)    MetLife Asset Allocation 60 Portfolio

    (l)    MetLife Asset Allocation 80 Portfolio
    (m)    MetLife Balanced Plus Portfolio
    (n)    MetLife Multi-Index Targeted Risk Portfolio
    (o)    PanAgora Global Diversified Risk Portfolio
    (p)    Pyramis (Reg. TM) Government Income Portfolio
    (q)    Pyramis (Reg. TM) Managed Risk Portfolio
    (r)    Schroders Global Multi-Asset Portfolio

    (s)    SSGA Growth and Income ETF Portfolio
    (t)    SSGA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for sale.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the termination of your contract; or


(7)    the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit II rider. You can also select the Additional Death Benefit -

Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are age 75 or younger at the effective date of your contract, you may select the Enhanced Death Benefit II rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.



If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."



In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.



(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.



In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have not elected any other living benefit rider or death benefit rider. The EDB II rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and

    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base - Annual Increase Amount").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.



After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.

Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                          Benefit
   Issue Age            Percentage
   ---------            ----------
   Ages 69 or younger      40%
   Ages 70-79              25%
   Ages 80 and above        0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.

A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION


METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.



FINANCIAL STATEMENTS



Our financial statements and the financial statements of the Separate Account have been included in the SAI.




TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge



     Calculation of Performance Information



     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Lifetime Income Solutions, Lifetime Withdrawal Guarantees, and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Lifetime Income Solution, Lifetime Withdrawal Guarantee, or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       23.831437         24.675030            0.0000
  01/01/2007    to  12/31/2007       24.675030         27.802896        1,235.2419
  01/01/2008    to  12/31/2008       27.802896         16.805776        1,606.6364
  01/01/2009    to  12/31/2009       16.805776         23.465330        3,126.4100
  01/01/2010    to  12/31/2010       23.465330         25.728404        6,646.7231
  01/01/2011    to  12/31/2011       25.728404         23.001729        7,034.1588
  01/01/2012    to  12/31/2012       23.001729         27.658377        6,681.4235
  01/01/2013    to  12/31/2013       27.658377         35.056304        7,258.4782
  01/01/2014    to  12/31/2014       35.056304         35.192149        7,410.3755
============   ==== ==========       =========         =========        ==========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.431408         15.352892            0.0000
  01/01/2009    to  12/31/2009       15.352892         24.297822          509.0400
  01/01/2010    to  12/31/2010       24.297822         29.184689        1,300.0699
  01/01/2011    to  12/31/2011       29.184689         23.153893        1,501.3126
  01/01/2012    to  12/31/2012       23.153893         26.845287        1,537.2300
  01/01/2013    to  12/31/2013       26.845287         33.789028        1,316.7910
  01/01/2014    to  12/31/2014       33.789028         33.856755        1,314.5806
============   ==== ==========       =========         =========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       149.491833        86.145837             0.0000
  01/01/2009    to  12/31/2009        86.145837       117.837458           599.4000
  01/01/2010    to  12/31/2010       117.837458       137.220465         1,961.8679
  01/01/2011    to  12/31/2011       137.220465       128.884433         2,313.3440
  01/01/2012    to  12/31/2012       128.884433       149.069557         2,343.3419
  01/01/2013    to  12/31/2013       149.069557       190.294107         2,257.9896
  01/01/2014    to  12/31/2014       190.294107       202.600069         2,240.5793
============   ==== ==========       ==========       ==========        ===========
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.167893        10.479837             0.0000
  01/01/2013    to  12/31/2013        10.479837        11.428729        11,269.9055
  01/01/2014    to  12/31/2014        11.428729        12.037639        19,128.3277
============   ==== ==========       ==========       ==========        ===========
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014         0.996782         1.036824             0.0000
============   ==== ==========       ==========       ==========        ===========
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        11.095853        11.462767        14,504.6584
  01/01/2013    to  12/31/2013        11.462767        10.865597        13,010.2993
  01/01/2014    to  12/31/2014        10.865597        11.087286        15,468.0980
============   ==== ==========       ==========       ==========        ===========
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         9.924071        10.211120        41,222.3487
  01/01/2013    to  12/31/2013        10.211120        11.051764        61,196.1518
  01/01/2014    to  12/31/2014        11.051764        11.485267        57,939.1844
============   ==== ==========       ==========       ==========        ===========
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        13.537264        17.014752        20,244.2300
  01/01/2010    to  12/31/2010        17.014752        19.327799        25,974.5991
  01/01/2011    to  12/31/2011        19.327799        19.409454        11,984.7256
  01/01/2012    to  12/31/2012        19.409454        22.192562        11,951.6746
  01/01/2013    to  12/31/2013        22.192562        23.807246        13,067.1305
  01/01/2014    to  12/31/2014        23.807246        24.128934        11,085.6221
============   ==== ==========       ==========       ==========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        16.806356         9.158910        89,617.4257
  01/01/2009    to  12/31/2009         9.158910        12.107964        82,561.9300
  01/01/2010    to  12/31/2010        12.107964        13.793766        82,309.6616
  01/01/2011    to  12/31/2011        13.793766        12.778545        68,899.2780
  01/01/2012    to  12/31/2012        12.778545        15.795183        56,467.9727
  01/01/2013    to  12/31/2013        15.795183        16.047387        54,014.0516
  01/01/2014    to  12/31/2014        16.047387        17.834403        52,529.1192
============   ==== ==========       ==========       ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.068179          7.288773         251,969.4597
  01/01/2012    to  12/31/2012        7.288773          8.474367         233,304.9387
  01/01/2013    to  12/31/2013        8.474367         12.106716         237,682.1634
  01/01/2014    to  12/31/2014       12.106716         14.123147         212,617.1717
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.391094         11.103240          15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680          19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760          20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104          29,851.2400
  01/01/2010    to  12/31/2010        6.178104          6.506516          14,538.1208
  01/01/2011    to  04/29/2011        6.506516          6.907176               0.0000
============   ==== ==========       =========         =========         ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010630          1.044394          75,401.1603
  01/01/2013    to  12/31/2013        1.044394          1.043809          37,937.2778
  01/01/2014    to  12/31/2014        1.043809          1.081320          48,071.2149
============   ==== ==========       =========         =========         ============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811          40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440          89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762          97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498         121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604         115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092         134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265         122,356.7310
  01/01/2012    to  12/31/2012        9.680265         11.256169          95,769.4571
  01/01/2013    to  12/31/2013       11.256169         14.953317          98,008.6052
  01/01/2014    to  12/31/2014       14.953317         16.038166          95,257.3999
============   ==== ==========       =========         =========         ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       22.659271         24.023204          60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364          57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573          49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284          33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550          32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440          29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298          26,960.7934
  01/01/2012    to  12/31/2012       22.651298         25.488990          24,377.7430
  01/01/2013    to  12/31/2013       25.488990         32.588570          22,696.8097
  01/01/2014    to  12/31/2014       32.588570         35.058692          20,921.4926
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.806983         14.082815        16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066        18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012684          1.046433             0.0000
  01/01/2013    to  12/31/2013        1.046433          1.139546       121,309.5136
  01/01/2014    to  12/31/2014        1.139546          1.196095        59,649.8557
============   ==== ==========       =========         =========       ============
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.079996          9.664542             0.0000
  01/01/2009    to  12/31/2009        9.664542         12.211100           358.7600
  01/01/2010    to  12/31/2010       12.211100         14.287731         3,827.9669
  01/01/2011    to  12/31/2011       14.287731         12.566704         5,314.5673
  01/01/2012    to  12/31/2012       12.566704         14.222613         5,781.2129
  01/01/2013    to  12/31/2013       14.222613         18.546499         5,783.9629
  01/01/2014    to  12/31/2014       18.546499         18.992898         5,951.2371
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.854422         16.785051       418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644       377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730       338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127       285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535       258,553.7800
  01/01/2010    to  12/31/2010       20.139535         22.322745       241,801.7927
  01/01/2011    to  12/31/2011       22.322745         22.880277       212,340.3144
  01/01/2012    to  12/31/2012       22.880277         25.353812       194,343.8395
  01/01/2013    to  12/31/2013       25.353812         26.861582       165,445.7651
  01/01/2014    to  12/31/2014       26.861582         27.628783       143,889.4231
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.806983         14.082815        16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066        18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399          9.734008        10,384.0622
  01/01/2012    to  12/31/2012        9.734008          9.969859        11,760.1386
  01/01/2013    to  12/31/2013        9.969859          9.895765        10,843.9853
  01/01/2014    to  12/31/2014        9.895765          9.812226         5,435.3203
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.729080         12.099496             0.0000
  01/01/2011    to  12/31/2011       12.099496         11.832988             0.0000
  01/01/2012    to  12/31/2012       11.832988         13.267839             0.0000
  01/01/2013    to  12/31/2013       13.267839         13.153181             0.0000
  01/01/2014    to  12/31/2014       13.153181         13.052813             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.362703         12.903002       982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293       602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984       697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201       601,888.9500
  01/01/2010    to  12/31/2010        9.843201         11.251762       598,311.9581
  01/01/2011    to  12/31/2011       11.251762         10.402724       574,376.1933
  01/01/2012    to  12/31/2012       10.402724         11.914653       574,542.6876
  01/01/2013    to  12/31/2013       11.914653         15.140008       545,171.9191
  01/01/2014    to  12/31/2014       15.140008         15.610967       421,891.0537
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.950891         10.377682         2,885.8704
  01/01/2013    to  12/31/2013       10.377682         11.644752        12,076.5729
  01/01/2014    to  12/31/2014       11.644752         12.527974        20,239.7333
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077106          1.122470             0.0000
  01/01/2014    to  12/31/2014        1.122470          1.203340             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034        39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524        67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999        75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930        74,870.5751
  01/01/2012    to  12/31/2012        9.797930         11.429024        59,347.9265
  01/01/2013    to  12/31/2013       11.429024         10.655323        43,697.9889
  01/01/2014    to  12/31/2014       10.655323          9.772978        36,284.2014
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.979856         12.543118         342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096         310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567         278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126         216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051         202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584         191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702         186,638.6378
  01/01/2012    to  12/31/2012       12.102702         13.857650         172,469.4998
  01/01/2013    to  12/31/2013       13.857650         16.215302         166,321.0639
  01/01/2014    to  12/31/2014       16.215302         14.804391         145,789.2762
============   ==== ==========       =========         =========         ============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
    GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.566957          9.817471           5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526           7,508.5029
  01/01/2007    to  12/31/2007       10.439526         12.646969           8,794.8730
  01/01/2008    to  12/31/2008       12.646969          6.606950           7,438.5680
  01/01/2009    to  12/31/2009        6.606950         10.195369          22,981.4400
  01/01/2010    to  12/31/2010       10.195369         13.213470          24,775.4986
  01/01/2011    to  12/31/2011       13.213470         12.067801          25,491.8937
  01/01/2012    to  12/31/2012       12.067801         12.938431          14,338.8129
  01/01/2013    to  12/31/2013       12.938431         17.649116          14,138.2531
  01/01/2014    to  12/31/2014       17.649116         17.492538          12,847.4437
============   ==== ==========       =========         =========         ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.790599         16.098065           1,422.2099
  01/01/2006    to  12/31/2006       16.098065         18.378755           2,839.0222
  01/01/2007    to  12/31/2007       18.378755         19.160064           3,908.5093
  01/01/2008    to  12/31/2008       19.160064         11.173950           3,300.1700
  01/01/2009    to  12/31/2009       11.173950         15.327336           2,786.6600
  01/01/2010    to  12/31/2010       15.327336         17.434330           5,382.5515
  01/01/2011    to  12/31/2011       17.434330         15.668891           5,521.4738
  01/01/2012    to  12/31/2012       15.668891         18.627747           5,602.1585
  01/01/2013    to  12/31/2013       18.627747         23.232852          11,774.8658
  01/01/2014    to  12/31/2014       23.232852         23.283923          11,209.9196
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
    TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
      SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.705508         18.413863         2,128.7603
  01/01/2007    to  12/31/2007       18.413863         18.489436         4,096.4406
  01/01/2008    to  12/31/2008       18.489436         10.462470         4,366.4327
  01/01/2009    to  12/31/2009       10.462470         13.458480         3,641.6500
  01/01/2010    to  12/31/2010       13.458480         14.181769         2,194.9966
  01/01/2011    to  04/29/2011       14.181769         15.796821             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          6.546666             0.0000
  01/01/2009    to  12/31/2009        6.546666          8.518843         5,520.3700
  01/01/2010    to  12/31/2010        8.518843          8.998757         9,661.2341
  01/01/2011    to  12/31/2011        8.998757          8.220717        13,908.4197
  01/01/2012    to  12/31/2012        8.220717          9.856902        13,059.6101
  01/01/2013    to  04/26/2013        9.856902         10.462272             0.0000
============   ==== ==========       =========         =========       ============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999740          1.032019             0.0000
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.373561         12.538680       303,299.6900
  01/01/2010    to  12/31/2010       12.538680         13.257567       279,802.5113
  01/01/2011    to  12/31/2011       13.257567         14.458039       263,365.7084
  01/01/2012    to  12/31/2012       14.458039         15.479838       227,580.5466
  01/01/2013    to  12/31/2013       15.479838         13.779703       190,105.3094
  01/01/2014    to  12/31/2014       13.779703         13.911521       170,277.9624
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.863917         11.902882       646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117       585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116       542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839       525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007       437,952.3100
  01/01/2010    to  12/31/2010       14.697007         15.598687       431,203.4314
  01/01/2011    to  12/31/2011       15.598687         15.791031       412,049.5206
  01/01/2012    to  12/31/2012       15.791031         16.928614       430,198.5872
  01/01/2013    to  12/31/2013       16.928614         16.291852       333,921.5475
  01/01/2014    to  12/31/2014       16.291852         16.655315       274,386.8789
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.150191         18.462497             0.0000
  01/01/2007    to  12/31/2007       18.462497         19.019708             0.0000
  01/01/2008    to  12/31/2008       19.019708         12.532986             0.0000
  01/01/2009    to  12/31/2009       12.532986         15.234270         9,438.8300
  01/01/2010    to  12/31/2010       15.234270         17.372554        13,763.8600
  01/01/2011    to  12/31/2011       17.372554         16.271072        13,353.0325
  01/01/2012    to  12/31/2012       16.271072         17.653893        12,530.8070
  01/01/2013    to  12/31/2013       17.653893         23.051166         9,850.1642
  01/01/2014    to  12/31/2014       23.051166         25.140868         8,519.9135
============   ==== ==========       =========         =========        ===========
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
    (CLASS B))
  01/01/2005    to  12/31/2005       11.236317         11.632206        17,634.9674
  01/01/2006    to  12/31/2006       11.632206         12.536329        23,604.9966
  01/01/2007    to  12/31/2007       12.536329         12.259389        25,047.0725
  01/01/2008    to  12/31/2008       12.259389          7.167903        19,566.9589
  01/01/2009    to  05/01/2009        7.167903          7.075613             0.0000
============   ==== ==========       =========         =========        ===========
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.434985         18.050638             0.0000
  01/01/2007    to  12/31/2007       18.050638         18.886190             0.0000
  01/01/2008    to  12/31/2008       18.886190         16.539335         1,356.7035
  01/01/2009    to  12/31/2009       16.539335         21.597754         1,355.3400
  01/01/2010    to  12/31/2010       21.597754         23.771560         3,577.0175
  01/01/2011    to  12/31/2011       23.771560         24.171770         3,564.8298
  01/01/2012    to  12/31/2012       24.171770         26.471371         3,611.7388
  01/01/2013    to  12/31/2013       26.471371         26.374371         2,296.8528
  01/01/2014    to  12/31/2014       26.374371         27.064166         2,121.2731
============   ==== ==========       =========         =========        ===========
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.718421         10.847689         8,886.5983
  01/01/2013    to  12/31/2013       10.847689         10.162484             0.0000
  01/01/2014    to  12/31/2014       10.162484         10.724718             0.0000
============   ==== ==========       =========         =========        ===========
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214701         10.715574         3,255.7806
  01/01/2014    to  12/31/2014       10.715574         11.422414         3,894.2181
============   ==== ==========       =========         =========        ===========
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663          1.064484        18,092.0092
  01/01/2013    to  12/31/2013        1.064484          1.150055        20,553.5808
  01/01/2014    to  12/31/2014        1.150055          1.215740        20,364.9215
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.648611         10.333264         132,301.2500
  01/01/2010    to  12/31/2010       10.333264         11.379773         136,206.6114
  01/01/2011    to  12/31/2011       11.379773         11.284525          98,475.4672
  01/01/2012    to  12/31/2012       11.284525         12.493205          88,682.6905
  01/01/2013    to  12/31/2013       12.493205         13.843251          90,157.5915
  01/01/2014    to  12/31/2014       13.843251         14.372122          79,588.7895
============   ==== ==========       =========         =========         ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.961339          9.793017          39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839          35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663          47,673.6248
  01/01/2012    to  12/31/2012       10.533663         11.887943          36,787.4043
  01/01/2013    to  12/31/2013       11.887943         13.772250          39,500.3192
  01/01/2014    to  12/31/2014       13.772250         14.239908          23,672.8048
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.960946         47.642491         292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441         288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968         250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435         223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089         206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743         186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910         153,239.0111
  01/01/2012    to  12/31/2012       43.968910         50.892657         131,865.3781
  01/01/2013    to  12/31/2013       50.892657         66.801079         116,213.9961
  01/01/2014    to  12/31/2014       66.801079         74.248482          99,937.6450
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
    GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       44.539971         45.989065             254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969             461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079           1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605             461.1372
  01/01/2009    to  12/31/2009       28.999605         36.936453             189.3900
  01/01/2010    to  04/30/2010       36.936453         39.397638               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        6.698105          7.991560         1,340.6300
  01/01/2010    to  12/31/2010        7.991560          8.810799         3,640.4658
  01/01/2011    to  12/31/2011        8.810799          8.660451         4,766.2345
  01/01/2012    to  12/31/2012        8.660451          9.628544         4,694.0143
  01/01/2013    to  12/31/2013        9.628544         12.676067         4,107.2564
  01/01/2014    to  12/31/2014       12.676067         14.105926         4,107.2564
============   ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.609500         14.548836         4,498.4636
  01/01/2006    to  12/31/2006       14.548836         16.592341         4,479.0567
  01/01/2007    to  12/31/2007       16.592341         17.917514             0.0000
  01/01/2008    to  12/31/2008       17.917514          9.801848           625.1110
  01/01/2009    to  12/31/2009        9.801848         11.722204           625.1100
  01/01/2010    to  12/31/2010       11.722204         12.290858           625.1110
  01/01/2011    to  12/31/2011       12.290858          9.631917           625.1110
  01/01/2012    to  12/31/2012        9.631917         11.279936           625.1110
  01/01/2013    to  12/31/2013       11.279936         12.743081        12,598.7833
  01/01/2014    to  12/31/2014       12.743081         12.085198         8,576.2854
============   ==== ==========       =========         =========        ===========
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       15.645795         14.943885         9,375.5481
  01/01/2014    to  12/31/2014       14.943885         15.463191         4,052.1742
============   ==== ==========       =========         =========        ===========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       40.369489         40.408096        11,468.5021
  01/01/2006    to  12/31/2006       40.408096         41.289976        10,950.3513
  01/01/2007    to  12/31/2007       41.289976         42.948359         3,865.0606
  01/01/2008    to  12/31/2008       42.948359         40.593524         6,242.2139
  01/01/2009    to  12/31/2009       40.593524         43.487373         3,752.6900
  01/01/2010    to  12/31/2010       43.487373         46.112048         5,639.2894
  01/01/2011    to  12/31/2011       46.112048         48.098979         5,563.1659
  01/01/2012    to  12/31/2012       48.098979         50.625234         5,044.0828
  01/01/2013    to  12/31/2013       50.625234         49.171861         5,036.7412
  01/01/2014    to  12/31/2014       49.171861         51.531980         5,031.3963
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.415159         10.576973                0.0000
  01/01/2010    to  12/31/2010       10.576973         12.434974                0.0000
  01/01/2011    to  12/31/2011       12.434974         11.109835                0.0000
  01/01/2012    to  12/31/2012       11.109835         12.466267              894.9420
  01/01/2013    to  12/31/2013       12.466267         16.417327              894.9420
  01/01/2014    to  12/31/2014       16.417327         17.541626              894.9420
============   ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
    INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.706516         15.332447                0.0000
  01/01/2008    to  12/31/2008       15.332447          8.628179                0.0000
  01/01/2009    to  05/01/2009        8.628179          8.192498                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291          137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745          359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242          711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994        1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473          769,160.6400
  01/01/2010    to  12/31/2010       10.267473         10.074225          674,565.5497
  01/01/2011    to  12/31/2011       10.074225          9.885130          594,688.6211
  01/01/2012    to  12/31/2012        9.885130          9.698069          282,712.8314
  01/01/2013    to  12/31/2013        9.698069          9.515538          270,137.9449
  01/01/2014    to  12/31/2014        9.515538          9.336444          263,140.3050
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.762657          9.759505                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.621932         11.519694          397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731          361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321          327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117          283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267          280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672          270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850          237,971.4584
  01/01/2012    to  12/31/2012       11.595850         13.146384          454,811.1645
  01/01/2013    to  12/31/2013       13.146384         17.637135          408,433.1136
  01/01/2014    to  12/31/2014       17.637135         18.818245          348,080.5210
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        4.309501          3.957356                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.784877          8.424977          892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595          910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273          808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726          694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833          633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296          564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428          447,345.5818
  01/01/2012    to  04/27/2012        7.748428          8.702779                0.0000
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.219625         10.809461           30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256           16,448.9207
  01/01/2009    to  12/31/2009        6.224256          7.919452           20,326.0100
  01/01/2010    to  12/31/2010        7.919452         10.206380           18,548.6878
  01/01/2011    to  12/31/2011       10.206380         10.289595           16,060.0629
  01/01/2012    to  12/31/2012       10.289595         11.194703           14,874.6328
  01/01/2013    to  12/31/2013       11.194703         16.298229           14,615.1791
  01/01/2014    to  12/31/2014       16.298229         16.140912           14,767.2767
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.685840         14.181330                0.0000
  01/01/2010    to  12/31/2010       14.181330         17.057883              673.4023
  01/01/2011    to  12/31/2011       17.057883         14.017102            1,015.6189
  01/01/2012    to  12/31/2012       14.017102         16.214180              920.8997
  01/01/2013    to  12/31/2013       16.214180         20.300375            4,893.3457
  01/01/2014    to  12/31/2014       20.300375         18.584810            5,746.8529
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.332149         13.550342           63,288.0195
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.910122         14.251064        2,624,007.5164
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.555116         11.040211         1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478         1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449         1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887         1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442         1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503         1,530,248.3631
  01/01/2012    to  12/31/2012       11.704503         12.736086         1,481,663.6677
  01/01/2013    to  12/31/2013       12.736086         13.631012         1,349,392.9540
  01/01/2014    to  04/25/2014       13.631012         13.721523                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.963078         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293         1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178         2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371         1,917,844.5505
  01/01/2012    to  12/31/2012       11.548371         12.734194         1,815,270.2350
  01/01/2013    to  12/31/2013       12.734194         14.271995         1,677,188.0374
  01/01/2014    to  04/25/2014       14.271995         14.312622                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.304806         14.766474         2,630,275.7924
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.428580         11.996419         4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089         4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149         4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836         4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201         4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644         3,585,466.7004
  01/01/2012    to  12/31/2012       11.157644         12.471587         3,320,296.3740
  01/01/2013    to  12/31/2013       12.471587         14.613171         2,939,172.6375
  01/01/2014    to  04/25/2014       14.613171         14.610666                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.278990         14.824869         3,326,979.4763
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
    TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          7.009436            5,864.3866
  01/01/2009    to  12/31/2009        7.009436          8.841161           15,243.2600
  01/01/2010    to  12/31/2010        8.841161          9.546299           36,074.6244
  01/01/2011    to  12/31/2011        9.546299          9.202085           33,200.1687
  01/01/2012    to  12/31/2012        9.202085         10.483706           34,333.8457
  01/01/2013    to  04/26/2013       10.483706         11.268352                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.042783         12.648785        4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010        4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380        4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345        4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775        4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138        4,042,008.5957
  01/01/2012    to  12/31/2012       10.806138         12.268357        3,690,752.7639
  01/01/2013    to  12/31/2013       12.268357         15.156984        3,382,356.8704
  01/01/2014    to  04/25/2014       15.156984         15.071967                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       36.594443         36.931300            5,010.3349
  01/01/2006    to  12/31/2006       36.931300         40.562578            5,855.1558
  01/01/2007    to  12/31/2007       40.562578         41.433691            5,898.2124
  01/01/2008    to  12/31/2008       41.433691         31.566599            5,639.6123
  01/01/2009    to  12/31/2009       31.566599         36.641658            7,198.0200
  01/01/2010    to  12/31/2010       36.641658         39.474934            7,713.7945
  01/01/2011    to  12/31/2011       39.474934         39.569828            8,338.9754
  01/01/2012    to  12/31/2012       39.569828         43.211437            8,252.0160
  01/01/2013    to  12/31/2013       43.211437         50.326589            7,683.0519
  01/01/2014    to  12/31/2014       50.326589         53.509389            7,681.3478
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.219753         10.578000                0.0000
  01/01/2009    to  12/31/2009       10.578000         12.515385            3,590.1400
  01/01/2010    to  12/31/2010       12.515385         13.652775           17,098.0883
  01/01/2011    to  12/31/2011       13.652775         13.481944           18,779.1605
  01/01/2012    to  12/31/2012       13.481944         15.385394           18,627.7935
  01/01/2013    to  12/31/2013       15.385394         20.437846           52,014.1326
  01/01/2014    to  12/31/2014       20.437846         22.171216           48,760.9423
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.997918          6.577412         1,004.1733
   01/01/2009                             to  12/31/2009        6.577412          8.059563        16,371.4500
   01/01/2010                             to  12/31/2010        8.059563          8.779668        64,159.7725
   01/01/2011                             to  12/31/2011        8.779668          8.567648        64,238.6160
   01/01/2012                             to  12/31/2012        8.567648          9.575332        63,956.2691
   01/01/2013                             to  04/26/2013        9.575332         10.472267             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.825288         23.429557        66,920.2564
   01/01/2014                             to  12/31/2014       23.429557         22.919485        56,917.5191
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
    SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       14.068303         15.155264           787.0106
   01/01/2006                             to  12/31/2006       15.155264         17.044858         1,149.0406
   01/01/2007                             to  04/27/2007       17.044858         18.500037             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
    (CLASS A))
   05/01/2006                             to  12/31/2006       11.340238         11.971352             0.0000
   01/01/2007                             to  04/27/2007       11.971352         13.202176             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.191695         15.202206       127,382.0185
   01/01/2008                             to  12/31/2008       15.202206          9.202464       115,726.8586
   01/01/2009                             to  12/31/2009        9.202464         12.348579       114,170.5400
   01/01/2010                             to  12/31/2010       12.348579         14.886019       109,284.5743
   01/01/2011                             to  12/31/2011       14.886019         13.835741       107,341.0730
   01/01/2012                             to  12/31/2012       13.835741         14.291465        92,763.4835
   01/01/2013                             to  04/26/2013       14.291465         15.471275             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010       15.791157         18.610935             0.0000
   01/01/2011                             to  12/31/2011       18.610935         15.216237             0.0000
   01/01/2012                             to  12/31/2012       15.216237         15.313235             0.0000
   01/01/2013                             to  12/31/2013       15.313235         16.640946             0.0000
   01/01/2014                             to  12/31/2014       16.640946         13.254085             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.691186         12.634573         1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373         1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708           927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580           803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658           737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141           674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763           559,819.5251
  01/01/2012    to  12/31/2012       11.516763         12.734053           474,301.8288
  01/01/2013    to  12/31/2013       12.734053         16.683680           419,921.7343
  01/01/2014    to  12/31/2014       16.683680         18.079754           349,598.9289
============   ==== ==========       =========         =========         ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.148348         13.611929             7,628.0895
  01/01/2006    to  12/31/2006       13.611929         15.873366             9,619.8455
  01/01/2007    to  12/31/2007       15.873366         16.069469             9,265.9035
  01/01/2008    to  12/31/2008       16.069469         10.856102             8,543.4217
  01/01/2009    to  12/31/2009       10.856102         13.575708             6,344.7400
  01/01/2010    to  12/31/2010       13.575708         14.999589             6,100.6354
  01/01/2011    to  12/31/2011       14.999589         15.000652             5,789.3690
  01/01/2012    to  12/31/2012       15.000652         17.557982             5,033.8595
  01/01/2013    to  12/31/2013       17.557982         22.812142             4,364.6098
  01/01/2014    to  12/31/2014       22.812142         25.216597             4,340.6653
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.235947         26.149010           861.5671
  01/01/2007    to  12/31/2007       26.149010         29.641952        11,517.4827
  01/01/2008    to  12/31/2008       29.641952         18.025780        41,611.8524
  01/01/2009    to  12/31/2009       18.025780         25.320193        90,301.0800
  01/01/2010    to  12/31/2010       25.320193         27.929048       160,043.7115
  01/01/2011    to  12/31/2011       27.929048         25.119218       194,644.1105
  01/01/2012    to  12/31/2012       25.119218         30.387172       179,917.6968
  01/01/2013    to  12/31/2013       30.387172         38.746614       158,061.3288
  01/01/2014    to  12/31/2014       38.746614         39.130871       151,971.0414
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.313630         16.369128        10,521.5477
  01/01/2009    to  12/31/2009       16.369128         26.061916        23,496.3200
  01/01/2010    to  12/31/2010       26.061916         31.491718        39,475.0448
  01/01/2011    to  12/31/2011       31.491718         25.134436        57,839.0416
  01/01/2012    to  12/31/2012       25.134436         29.317829        55,910.4966
  01/01/2013    to  12/31/2013       29.317829         37.122995        49,500.8225
  01/01/2014    to  12/31/2014       37.122995         37.421343        47,690.2932
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      172.887356        100.034860         5,404.8232
  01/01/2009    to  12/31/2009      100.034860        137.659399        19,333.3600
  01/01/2010    to  12/31/2010      137.659399        161.266585        31,218.7574
  01/01/2011    to  12/31/2011      161.266585        152.379594        36,559.3434
  01/01/2012    to  12/31/2012      152.379594        177.310130        34,557.4614
  01/01/2013    to  12/31/2013      177.310130        227.705755        31,206.2381
  01/01/2014    to  12/31/2014      227.705755        243.890065        28,864.9605
============   ==== ==========      ==========        ==========       ============
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963        38,442.7246
  01/01/2013    to  12/31/2013       10.585963         11.613923        79,612.9892
  01/01/2014    to  12/31/2014       11.613923         12.306308        60,114.7498
============   ==== ==========      ==========        ==========       ============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996864          1.041127             0.0000
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699         179,700.9755
  01/01/2013    to  12/31/2013       11.580699         11.043464          85,875.1020
  01/01/2014    to  12/31/2014       11.043464         11.336607          72,005.6317
============   ==== ==========       =========         =========         ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536         210,684.7251
  01/01/2013    to  12/31/2013       10.314536         11.230860         455,726.0765
  01/01/2014    to  12/31/2014       11.230860         11.741626         455,353.3757
============   ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.607704         18.432949         126,101.1000
  01/01/2010    to  12/31/2010       18.432949         21.064711         153,932.7576
  01/01/2011    to  12/31/2011       21.064711         21.280670          75,345.9362
  01/01/2012    to  12/31/2012       21.280670         24.479242          93,020.2725
  01/01/2013    to  12/31/2013       24.479242         26.418292          97,736.2083
  01/01/2014    to  12/31/2014       26.418292         26.936384          67,198.1051
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.214073          9.419490         154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414         160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371         156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587         164,363.9824
  01/01/2012    to  12/31/2012       13.380587         16.639355         142,299.4059
  01/01/2013    to  12/31/2013       16.639355         17.006799         140,017.1389
  01/01/2014    to  12/31/2014       17.006799         19.014356         113,404.8164
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.555374          7.759761         182,272.4032
  01/01/2012    to  12/31/2012        7.759761          9.076542         185,207.8357
  01/01/2013    to  12/31/2013        9.076542         13.044951         289,589.7952
  01/01/2014    to  12/31/2014       13.044951         15.309203         388,852.6625
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.422245         11.180916          20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877          22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552          31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860          52,849.6900
  01/01/2010    to  12/31/2010        6.334860          6.711722          88,489.0988
  01/01/2011    to  04/29/2011        6.711722          7.138968               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710         1,970,136.2397
  01/01/2013    to  12/31/2013        1.048710          1.054430         1,436,191.3463
  01/01/2014    to  12/31/2014        1.054430          1.098896         1,225,097.6187
============   ==== ==========       =========         =========         ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927           508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028           730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695           586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136           582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319           654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646           694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573           660,317.2294
  01/01/2012    to  12/31/2012       10.070573         11.772115           591,194.3865
  01/01/2013    to  12/31/2013       11.772115         15.732268           551,040.8352
  01/01/2014    to  12/31/2014       15.732268         16.975188           501,354.4094
============   ==== ==========       =========         =========         ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.683379         25.259591           540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108           559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461           532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283           498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355           484,186.6300
  01/01/2010    to  12/31/2010       20.962355         25.973885           457,734.9255
  01/01/2011    to  12/31/2011       25.973885         24.690934           413,436.2833
  01/01/2012    to  12/31/2012       24.690934         27.952215           338,253.9549
  01/01/2013    to  12/31/2013       27.952215         35.952829           277,223.5128
  01/01/2014    to  12/31/2014       35.952829         38.910717           231,599.9686
============   ==== ==========       =========         =========         ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.946009         14.309969           297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510           334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167                 0.0000
============   ==== ==========       =========         =========         ==============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758           190,883.9505
  01/01/2013    to  12/31/2013        1.050758          1.151141           376,549.3488
  01/01/2014    to  12/31/2014        1.151141          1.215536           223,821.0550
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.316852          9.879708         2,385.3885
  01/01/2009    to  12/31/2009        9.879708         12.558113        17,609.4000
  01/01/2010    to  12/31/2010       12.558113         14.782097        25,578.7162
  01/01/2011    to  12/31/2011       14.782097         13.079663        28,260.0262
  01/01/2012    to  12/31/2012       13.079663         14.892696        24,367.5762
  01/01/2013    to  12/31/2013       14.892696         19.537069        19,157.5439
  01/01/2014    to  12/31/2014       19.537069         20.127726        15,890.4238
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702       612,561.6200
  01/01/2010    to  12/31/2010       21.184702         23.622434       587,544.1006
  01/01/2011    to  12/31/2011       23.622434         24.357741       519,164.0967
  01/01/2012    to  12/31/2012       24.357741         27.154250       463,516.9708
  01/01/2013    to  12/31/2013       27.154250         28.942193       334,692.1121
  01/01/2014    to  12/31/2014       28.942193         29.947945       285,075.5190
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.946009         14.309969       297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510       334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988220          9.773621        34,235.0737
  01/01/2012    to  12/31/2012        9.773621         10.070996       130,255.8768
  01/01/2013    to  12/31/2013       10.070996         10.056309       183,163.3666
  01/01/2014    to  12/31/2014       10.056309         10.031423       194,507.7146
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.800194         12.221348        27,541.0194
  01/01/2011    to  12/31/2011       12.221348         12.023913        30,025.0902
  01/01/2012    to  12/31/2012       12.023913         13.563466        29,838.4637
  01/01/2013    to  12/31/2013       13.563466         13.527178        28,861.1622
  01/01/2014    to  12/31/2014       13.527178         13.504760        25,716.0181
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.473677         13.070727         654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444         668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319       2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970       2,495,516.9500
  01/01/2010    to  12/31/2010       10.152970         11.675624       2,315,027.9721
  01/01/2011    to  12/31/2011       11.675624         10.859463       2,094,628.1203
  01/01/2012    to  12/31/2012       10.859463         12.512996       1,818,351.7610
  01/01/2013    to  12/31/2013       12.512996         15.995949       1,604,023.7150
  01/01/2014    to  12/31/2014       15.995949         16.592811       1,370,070.8118
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.011276         10.482770         137,857.5184
  01/01/2013    to  12/31/2013       10.482770         11.833440         298,480.6318
  01/01/2014    to  12/31/2014       11.833440         12.807579         322,286.2246
============   ==== ==========       =========         =========       ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.080260          1.130318          42,964.4413
  01/01/2014    to  12/31/2014        1.130318          1.219045           6,220.2549
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168         212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730         500,738.8100
  01/01/2010    to  12/31/2010       10.349730         12.632893         734,589.9684
  01/01/2011    to  12/31/2011       12.632893         10.137634         357,684.4013
  01/01/2012    to  12/31/2012       10.137634         11.896795         365,129.7129
  01/01/2013    to  12/31/2013       11.896795         11.158201         446,124.9504
  01/01/2014    to  12/31/2014       11.158201         10.295853         394,237.9879
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629         432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813         413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221         432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173         453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600         418,305.5153
  01/01/2012    to  12/31/2012       12.884600         14.842148         381,277.3753
  01/01/2013    to  12/31/2013       14.842148         17.471762         331,160.6856
  01/01/2014    to  12/31/2014       17.471762         16.047577         307,264.6719
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
    GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.792630         10.109348        86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428       118,068.5387
  01/01/2007    to  12/31/2007       10.814428         13.180398       140,614.3685
  01/01/2008    to  12/31/2008       13.180398          6.927322       125,380.9788
  01/01/2009    to  12/31/2009        6.927322         10.754041       150,014.0500
  01/01/2010    to  12/31/2010       10.754041         14.021283       176,911.7335
  01/01/2011    to  12/31/2011       14.021283         12.882517       190,889.7965
  01/01/2012    to  12/31/2012       12.882517         13.895500       181,234.8733
  01/01/2013    to  12/31/2013       13.895500         19.068593       149,233.2577
  01/01/2014    to  12/31/2014       19.068593         19.013199       130,959.5758
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.483434         16.974149        14,665.2965
  01/01/2006    to  12/31/2006       16.974149         19.495245        32,764.3849
  01/01/2007    to  12/31/2007       19.495245         20.447007        35,283.3058
  01/01/2008    to  12/31/2008       20.447007         11.996626        37,678.4671
  01/01/2009    to  12/31/2009       11.996626         16.554845        42,648.7700
  01/01/2010    to  12/31/2010       16.554845         18.943773        60,064.4788
  01/01/2011    to  12/31/2011       18.943773         17.127829        68,586.4460
  01/01/2012    to  12/31/2012       17.127829         20.485312        62,390.9625
  01/01/2013    to  12/31/2013       20.485312         25.703294       101,004.3146
  01/01/2014    to  12/31/2014       25.703294         25.914846        89,962.7334
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
    TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.006765         18.820644        24,080.0341
  01/01/2007    to  12/31/2007       18.820644         19.012256        43,957.9671
  01/01/2008    to  12/31/2008       19.012256         10.823399        38,964.7134
  01/01/2009    to  12/31/2009       10.823399         14.006550        35,409.6600
  01/01/2010    to  12/31/2010       14.006550         14.848034        32,443.0967
  01/01/2011    to  04/29/2011       14.848034         16.571327             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          6.573813         5,776.5837
  01/01/2009    to  12/31/2009        6.573813          8.605643        24,685.5000
  01/01/2010    to  12/31/2010        8.605643          9.145106        49,193.8736
  01/01/2011    to  12/31/2011        9.145106          8.404631       108,223.6557
  01/01/2012    to  12/31/2012        8.404631         10.138359       101,147.1116
  01/01/2013    to  04/26/2013       10.138359         10.781563             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999822          1.036303                0.0000
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.791417         13.050909          354,047.1100
  01/01/2010    to  12/31/2010       13.050909         13.882186          468,983.9171
  01/01/2011    to  12/31/2011       13.882186         15.230028          498,093.5271
  01/01/2012    to  12/31/2012       15.230028         16.405011          502,546.6561
  01/01/2013    to  12/31/2013       16.405011         14.691194          463,377.5753
  01/01/2014    to  12/31/2014       14.691194         14.920994          422,716.8845
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.110712         12.223413        1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070        1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910        1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677        1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765        3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947        2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768        4,369,826.5175
  01/01/2012    to  12/31/2012       16.810768         18.130822        3,621,705.7134
  01/01/2013    to  12/31/2013       18.130822         17.553861        2,480,474.9718
  01/01/2014    to  12/31/2014       17.553861         18.053464        1,701,994.2008
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.457266         19.948784              656.7938
  01/01/2007    to  12/31/2007       19.948784         20.675226            1,840.8951
  01/01/2008    to  12/31/2008       20.675226         13.706280            3,276.8055
  01/01/2009    to  12/31/2009       13.706280         16.760730          145,024.2600
  01/01/2010    to  12/31/2010       16.760730         19.228180          145,301.6829
  01/01/2011    to  12/31/2011       19.228180         18.117226          136,373.2185
  01/01/2012    to  12/31/2012       18.117226         19.775851          115,661.6843
  01/01/2013    to  12/31/2013       19.775851         25.977140           98,809.4714
  01/01/2014    to  12/31/2014       25.977140         28.502585           83,797.3055
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
    (CLASS B))
  01/01/2005    to  12/31/2005       11.417835         11.891041          368,533.7917
  01/01/2006    to  12/31/2006       11.891041         12.892189          440,098.8173
  01/01/2007    to  12/31/2007       12.892189         12.683697          422,392.8319
  01/01/2008    to  12/31/2008       12.683697          7.460889          388,134.6867
  01/01/2009    to  05/01/2009        7.460889          7.379561                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.351894         19.075652              154.3586
  01/01/2007    to  12/31/2007       19.075652         20.079392            1,103.7190
  01/01/2008    to  12/31/2008       20.079392         17.690409            1,724.1334
  01/01/2009    to  12/31/2009       17.690409         23.239747            6,778.1500
  01/01/2010    to  12/31/2010       23.239747         25.732673           14,587.6628
  01/01/2011    to  12/31/2011       25.732673         26.322918           13,168.1152
  01/01/2012    to  12/31/2012       26.322918         29.001521           11,142.3231
  01/01/2013    to  12/31/2013       29.001521         29.069147           10,595.5134
  01/01/2014    to  12/31/2014       29.069147         30.008916            9,892.0150
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.783430         10.957512           14,714.9789
  01/01/2013    to  12/31/2013       10.957512         10.327163           23,172.5086
  01/01/2014    to  12/31/2014       10.327163         10.964080           31,791.3097
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741            6,487.8784
  01/01/2014    to  12/31/2014       10.760741         11.539586           21,354.3745
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883          864,213.2742
  01/01/2013    to  12/31/2013        1.068883          1.161756        2,515,162.8295
  01/01/2014    to  12/31/2014        1.161756          1.235499        2,187,907.0806
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.837293         10.600545        3,031,686.8500
  01/01/2010    to  12/31/2010       10.600545         11.744313        3,157,363.8325
  01/01/2011    to  12/31/2011       11.744313         11.715944        3,262,408.5909
  01/01/2012    to  12/31/2012       11.715944         13.049283        3,064,343.5324
  01/01/2013    to  12/31/2013       13.049283         14.546415        2,761,173.7369
  01/01/2014    to  12/31/2014       14.546415         15.193036        2,463,195.1784
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.135072         10.046366        1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254        1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,205,631.5408
  01/01/2012    to  12/31/2012       10.936433         12.417139        1,201,084.7539
  01/01/2013    to  12/31/2013       12.417139         14.471865        1,265,991.1343
  01/01/2014    to  12/31/2014       14.471865         15.053334        1,179,114.4909
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.937816         48.925372         506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355         514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221         457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630         428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476         429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240         411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866         360,610.0337
  01/01/2012    to  12/31/2012       46.809866         54.508674         317,553.3809
  01/01/2013    to  12/31/2013       54.508674         71.977697         268,672.1838
  01/01/2014    to  12/31/2014       71.977697         80.483634         228,419.9962
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
    GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       49.298756         51.208076           3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262           3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029           6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766           6,193.7395
  01/01/2009    to  12/31/2009       32.878766         42.129339           5,489.3200
  01/01/2010    to  04/30/2010       42.129339         45.025051               0.0000
============   ==== ==========       =========         =========         ============
 WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.160666          8.577288           1,831.1200
  01/01/2010    to  12/31/2010        8.577288          9.513432          23,429.4289
  01/01/2011    to  12/31/2011        9.513432          9.407265          33,444.3547
  01/01/2012    to  12/31/2012        9.407265         10.522094          36,763.5368
  01/01/2013    to  12/31/2013       10.522094         13.935732          28,284.1617
  01/01/2014    to  12/31/2014       13.935732         15.600986          25,569.1025
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.688306         15.888294          14,865.8190
  01/01/2006    to  12/31/2006       15.888294         18.228676          12,182.1672
  01/01/2007    to  12/31/2007       18.228676         19.803643          17,265.8621
  01/01/2008    to  12/31/2008       19.803643         10.899186          18,313.6563
  01/01/2009    to  12/31/2009       10.899186         13.112987          21,864.5000
  01/01/2010    to  12/31/2010       13.112987         13.831744          23,529.9071
  01/01/2011    to  12/31/2011       13.831744         10.904646          22,923.7016
  01/01/2012    to  12/31/2012       10.904646         12.847646          14,354.6929
  01/01/2013    to  12/31/2013       12.847646         14.601457         201,491.0416
  01/01/2014    to  12/31/2014       14.601457         13.931004         240,721.1247
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.065581         16.366043           24,707.0658
  01/01/2014    to  12/31/2014       16.366043         17.036667           34,996.6086
============   ==== ==========       =========         =========        ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.981915         46.209352           88,287.5867
  01/01/2006    to  12/31/2006       46.209352         47.501189          122,438.4329
  01/01/2007    to  12/31/2007       47.501189         49.707922           77,243.1931
  01/01/2008    to  12/31/2008       49.707922         47.265989           72,186.6628
  01/01/2009    to  12/31/2009       47.265989         50.940114           90,883.4000
  01/01/2010    to  12/31/2010       50.940114         54.339551          120,265.8542
  01/01/2011    to  12/31/2011       54.339551         57.021060          130,872.4351
  01/01/2012    to  12/31/2012       57.021060         60.378957          123,226.8025
  01/01/2013    to  12/31/2013       60.378957         58.998545          126,054.4856
  01/01/2014    to  12/31/2014       58.998545         62.202337          118,651.5617
============   ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.129750         11.520590              644.7500
  01/01/2010    to  12/31/2010       11.520590         13.625764            6,047.7271
  01/01/2011    to  12/31/2011       13.625764         12.246868           10,303.1263
  01/01/2012    to  12/31/2012       12.246868         13.825231            9,848.3503
  01/01/2013    to  12/31/2013       13.825231         18.316513           17,696.2375
  01/01/2014    to  12/31/2014       18.316513         19.688662           17,634.2638
============   ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
    INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.763356         16.500598                0.0000
  01/01/2008    to  12/31/2008       16.500598          9.341744                0.0000
  01/01/2009    to  05/01/2009        9.341744          8.887754                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014           64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463          273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221          517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141        1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453        1,108,920.4500
  01/01/2010    to  12/31/2010       10.800453         10.660952          791,077.1149
  01/01/2011    to  12/31/2011       10.660952         10.523629          722,672.9733
  01/01/2012    to  12/31/2012       10.523629         10.386964          703,985.3055
  01/01/2013    to  12/31/2013       10.386964         10.252804          810,018.4087
  01/01/2014    to  12/31/2014       10.252804         10.120377          460,779.3826
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.965778          9.982068             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.787225         11.764232       523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780       613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520       417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138       409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795       442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247       411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458       355,159.3390
  01/01/2012    to  12/31/2012       12.276458         14.002167       545,620.2428
  01/01/2013    to  12/31/2013       14.002167         18.898229       497,005.9457
  01/01/2014    to  12/31/2014       18.898229         20.285133       400,668.1043
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        4.432154          4.077964           122.6102
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.962826          8.651885       466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873       614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771       537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204       510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238       458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780       442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075       394,919.7415
  01/01/2012    to  04/27/2012        8.249075          9.283200             0.0000
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.631007         11.251048       214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750       218,660.9626
  01/01/2009    to  12/31/2009        6.517750          8.342795       212,467.5500
  01/01/2010    to  12/31/2010        8.342795         10.816575       194,627.1212
  01/01/2011    to  12/31/2011       10.816575         10.970270       185,371.8803
  01/01/2012    to  12/31/2012       10.970270         12.007454       152,177.7396
  01/01/2013    to  12/31/2013       12.007454         17.586589       115,891.9172
  01/01/2014    to  12/31/2014       17.586589         17.521696       102,585.8969
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.718625         14.281201            8,620.2200
  01/01/2010    to  12/31/2010       14.281201         17.281226            8,605.4646
  01/01/2011    to  12/31/2011       17.281226         14.286034           33,564.7410
  01/01/2012    to  12/31/2012       14.286034         16.625196           22,684.1041
  01/01/2013    to  12/31/2013       16.625196         20.940119           21,070.1712
  01/01/2014    to  12/31/2014       20.940119         19.285912           24,338.1487
============   ==== ==========       =========         =========       ===============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.138773         14.428629           93,763.6618
============   ==== ==========       =========         =========       ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.522958         14.939452        6,100,832.4826
============   ==== ==========       =========         =========       ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.649911         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695        2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825        2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191        2,925,213.1822
  01/01/2012    to  12/31/2012       12.218191         13.375464        2,824,903.5159
  01/01/2013    to  12/31/2013       13.375464         14.401451        2,245,304.8176
  01/01/2014    to  04/25/2014       14.401451         14.524510                0.0000
============   ==== ==========       =========         =========       ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.061525         11.630632        1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163        2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726        3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404        3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944        4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244        4,757,301.0599
  01/01/2012    to  12/31/2012       12.055244         13.373515        4,563,756.9413
  01/01/2013    to  12/31/2013       13.373515         15.078692        4,404,433.0490
  01/01/2014    to  04/25/2014       15.078692         15.150236                0.0000
============   ==== ==========       =========         =========       ===============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.464132         16.028157       13,854,808.1444
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.531194         12.152378         3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234         5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645        12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411        14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908        16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420        16,989,816.7331
  01/01/2012    to  12/31/2012       11.647420         13.097782        16,300,284.3794
  01/01/2013    to  12/31/2013       13.097782         15.439211        15,113,912.2201
  01/01/2014    to  04/25/2014       15.439211         15.465784                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.941182         16.617936        11,420,575.8948
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
    TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          7.038489           417,605.7008
  01/01/2009    to  12/31/2009        7.038489          8.931219         1,251,328.9000
  01/01/2010    to  12/31/2010        8.931219          9.701527         1,364,370.0984
  01/01/2011    to  12/31/2011        9.701527          9.407894         1,357,682.8017
  01/01/2012    to  12/31/2012        9.407894         10.783002         1,296,829.1911
  01/01/2013    to  04/26/2013       10.783002         11.612168                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.150898         12.813215         4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565         7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740        14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495        15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337        14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553        13,717,285.7434
  01/01/2012    to  12/31/2012       11.280553         12.884423        12,456,807.1299
  01/01/2013    to  12/31/2013       12.884423         16.013844        12,676,191.6422
  01/01/2014    to  04/25/2014       16.013844         15.954170                 0.0000
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       40.689761         41.310730         110,864.8135
  01/01/2006    to  12/31/2006       41.310730         45.644853         128,873.5002
  01/01/2007    to  12/31/2007       45.644853         46.907209         131,177.4256
  01/01/2008    to  12/31/2008       46.907209         35.952599         122,762.3213
  01/01/2009    to  12/31/2009       35.952599         41.983902         123,914.6900
  01/01/2010    to  12/31/2010       41.983902         45.502285         133,180.9153
  01/01/2011    to  12/31/2011       45.502285         45.885492         121,812.8118
  01/01/2012    to  12/31/2012       45.885492         50.411416         109,698.1156
  01/01/2013    to  12/31/2013       50.411416         59.065284          96,161.8251
  01/01/2014    to  12/31/2014       59.065284         63.178641          85,528.7846
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.139546         11.263068           3,172.7078
  01/01/2009    to  12/31/2009       11.263068         13.406135          29,054.9700
  01/01/2010    to  12/31/2010       13.406135         14.712416         111,827.3428
  01/01/2011    to  12/31/2011       14.712416         14.615581         136,323.9431
  01/01/2012    to  12/31/2012       14.615581         16.779960         136,060.3641
  01/01/2013    to  12/31/2013       16.779960         22.424400         488,142.6052
  01/01/2014    to  12/31/2014       22.424400         24.472630         449,829.2883
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          6.604697          70,591.0452
  01/01/2009    to  12/31/2009        6.604697          8.141697         370,610.8500
  01/01/2010    to  12/31/2010        8.141697          8.922471         652,603.8249
  01/01/2011    to  12/31/2011        8.922471          8.759302         764,814.1768
  01/01/2012    to  12/31/2012        8.759302          9.848736         698,590.2703
  01/01/2013    to  04/26/2013        9.848736         10.791833               0.0000
============   ==== ==========       =========         =========         ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.331335         25.406323          93,561.1088
  01/01/2014    to  12/31/2014       25.406323         25.002832          81,110.6111
============   ==== ==========       =========         =========         ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
    OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.819977         16.060762          11,015.6011
  01/01/2006    to  12/31/2006       16.060762         18.171642          28,486.8134
  01/01/2007    to  04/27/2007       18.171642         19.761608               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
    SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.410889         12.093953              906.7515
  01/01/2007    to  04/27/2007       12.093953         13.363463                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.746898         15.756529          131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726          153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774          152,000.2600
  01/01/2010    to  12/31/2010       12.953774         15.709433          142,323.9004
  01/01/2011    to  12/31/2011       15.709433         14.688795          126,179.1685
  01/01/2012    to  12/31/2012       14.688795         15.264435          122,573.7035
  01/01/2013    to  04/26/2013       15.264435         16.556111                0.0000
============   ==== ==========       =========         =========        ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.934533         18.854763           23,302.8975
  01/01/2011    to  12/31/2011       18.854763         15.508279           35,580.0950
  01/01/2012    to  12/31/2012       15.508279         15.701587           38,479.6942
  01/01/2013    to  12/31/2013       15.701587         17.165667           20,598.5399
  01/01/2014    to  12/31/2014       17.165667         13.754473           24,458.8435
============   ==== ==========       =========         =========        ==============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618        1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793        1,170,765.0988
  01/01/2012    to  12/31/2012       12.260793         13.638720        1,063,171.7343
  01/01/2013    to  12/31/2013       13.638720         17.976382        1,008,459.8663
  01/01/2014    to  12/31/2014       17.976382         19.597857          869,054.2894
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.280968         13.831712         153,803.4383
  01/01/2006    to  12/31/2006       13.831712         16.226421         191,567.9772
  01/01/2007    to  12/31/2007       16.226421         16.526295         194,003.6416
  01/01/2008    to  12/31/2008       16.526295         11.232259         168,819.5194
  01/01/2009    to  12/31/2009       11.232259         14.130637         139,289.2600
  01/01/2010    to  12/31/2010       14.130637         15.706597         125,500.4311
  01/01/2011    to  12/31/2011       15.706597         15.802055         106,421.4068
  01/01/2012    to  12/31/2012       15.802055         18.607861          87,978.6670
  01/01/2013    to  12/31/2013       18.607861         24.321573          72,563.4445
  01/01/2014    to  12/31/2014       24.321573         27.046904          61,102.9386
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1,
2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund:
T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund:
Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series
Trust: Legg Mason Value Equity Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and


o Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) merged into Met Investors Series Trust: Met/

  Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B)

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)



American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:



AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)



Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife. The following Class B or, as noted, Class A portfolios are available under the contract:


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



SUBADVISER: AllianceBernstein L.P.



INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


JPMORGAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.


PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



WMC LARGE CAP RESEARCH PORTFOLIO


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.


METROPOLITAN SERIES FUND



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to the portfolios. The following portfolios are available under the contract:



BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance

Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


JENNISON GROWTH PORTFOLIO


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:



METLIFE ASSET ALLOCATION 100 PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB RIDER. When you elect to receive Annuity Payments under the GMIB, you have your choice of two fixed Annuity Options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;

     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or


o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."

APPENDIX E

LIFETIME INCOME SOLUTION EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution. (These examples use the annual increase rate for the LIS Plus II rider, 5%. If a contract was issued with certain versions of the LIS Plus I rider, the annual increase rate is 6% instead of 5%. See "Living Benefits - Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year -

     for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







    (In contrast to the LIS Plus II rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus II, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the LIS Plus II, the Income Base is applied to special, conservative
      LIS Plus II annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus II, you will have paid for the LIS Plus II although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - LIS PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) LIS Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

LIS PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;

   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The LIS Plus II rider charge may reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The LIS Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]






(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - LIS PLUS II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


   (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (b) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for

    2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


 (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)

     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                         METLIFE INSURANCE COMPANY USA


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED MAY 1, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.


SAI-0515MOVAAAB

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the         5
       Withdrawal Charge................
CALCULATION OF PERFORMANCE INFORMATION..     5
  .
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
LEGAL OR REGULATORY RESTRICTIONS ON
TRANSACTIONS............................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
     Class VA...........................    11
     Class AA...........................   119
     Class B............................   243
FINANCIAL STATEMENTS....................   347

COMPANY


MetLife USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA ("MetLife USA"). Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors Variable Annuity Account One and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2014             $41,143,098              $0
2013             $40,534,587              $0
2012             $54,914,768              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2014 ranged from $80 to $10,765,657.* The amount of commissions paid to selected selling firms during 2014 ranged from $0 to $12,096,845. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2014 ranged from $152 to $26,093,456.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, and MetLife Investors USA Insurance Company. (On November 14, 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)


The following list sets forth the names of selling firms that received additional compensation in 2014 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.

Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
H. D. Vest Investment Services, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial LLC

Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC

National Planning Corporation
NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management

Sammons Securities Company, LLC
Santander Securities, LLC
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.

U.S. Bancorp Investments, Inc.

ValMark Securities, Inc.
Voya Financial Partners, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return
  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.





LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000


(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000



(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.



FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA





                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.219284        10.568199        9,872.4945
  01/01/2013    to  12/31/2013       10.568199        11.582847       19,659.1276
  01/01/2014    to  12/31/2014       11.582847        12.261112       15,462.5411
============   ==== ==========       =========        =========      ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996850         1.040408            0.0000
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008465         7.011667      109,776.8648
  01/01/2009    to  12/31/2009        7.011667         8.941853      365,651.4700
  01/01/2010    to  12/31/2010        8.941853         9.889880      514,685.6801
  01/01/2011    to  12/31/2011        9.889880         9.545193      570,881.0633
  01/01/2012    to  12/31/2012        9.545193        10.685140      553,826.7001
  01/01/2013    to  12/31/2013       10.685140        12.489271      462,215.0924
  01/01/2014    to  12/31/2014       12.489271        13.060633      503,087.9344
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998466         6.359814       86,154.4539
  01/01/2009    to  12/31/2009        6.359814         8.406163      324,996.1000
  01/01/2010    to  12/31/2010        8.406163         9.407014      406,660.5433
  01/01/2011    to  12/31/2011        9.407014         8.837455      386,230.4869
  01/01/2012    to  12/31/2012        8.837455        10.122028      417,351.8192
  01/01/2013    to  12/31/2013       10.122028        12.487463      301,881.4066
  01/01/2014    to  12/31/2014       12.487463        13.100436      276,165.2396
============   ==== ==========       =========        =========      ============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988466         5.759683        6,724.7554
  01/01/2009    to  12/31/2009        5.759683         7.888359       32,550.8800
  01/01/2010    to  12/31/2010        7.888359         9.204295       47,993.9420
  01/01/2011    to  12/31/2011        9.204295         8.658934       31,246.2468
  01/01/2012    to  12/31/2012        8.658934        10.024592       30,241.9107
  01/01/2013    to  12/31/2013       10.024592        12.829618       30,509.1342
  01/01/2014    to  12/31/2014       12.829618        13.686586       29,701.6402
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018465         7.685380       78,370.5567
  01/01/2009    to  12/31/2009        7.685380         9.351642      125,985.2400
  01/01/2010    to  12/31/2010        9.351642        10.135248      195,172.1714
  01/01/2011    to  12/31/2011       10.135248        10.013751      172,156.6061
  01/01/2012    to  12/31/2012       10.013751        10.944060      195,774.4650
  01/01/2013    to  12/31/2013       10.944060        12.251046      157,082.3929
  01/01/2014    to  12/31/2014       12.251046        12.816991      193,689.1529
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.153421        11.560958       78,687.2378
  01/01/2013    to  12/31/2013       11.560958        11.013615       64,229.5813
  01/01/2014    to  12/31/2014       11.013615        11.294663       54,908.8288
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.974236        10.297225       65,814.7992
  01/01/2013    to  12/31/2013       10.297225        11.200807       84,971.8824
  01/01/2014    to  12/31/2014       11.200807        11.698501       83,056.3491
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.813285        12.577648          699.9205
  01/01/2009    to  12/31/2009       12.577648        18.188601        5,115.8100
  01/01/2010    to  12/31/2010       18.188601        20.764713        5,191.6772
  01/01/2011    to  12/31/2011       20.764713        20.956683       11,424.5807
  01/01/2012    to  12/31/2012       20.956683        24.082343       14,688.6481
  01/01/2013    to  12/31/2013       24.082343        25.963982       22,954.9073
  01/01/2014    to  12/31/2014       25.963982        26.446703       21,964.1523
============   ==== ==========       =========        =========      ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.833645        14.337160        1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160        19.451786        1,361,142.4992
  01/01/2007    to  12/31/2007       19.451786        16.301648          962,662.9505
  01/01/2008    to  12/31/2008       16.301648         9.375546          898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502          850,762.0600
  01/01/2010    to  12/31/2010       12.456502        14.261852          725,773.5792
  01/01/2011    to  12/31/2011       14.261852        13.278301          627,471.1486
  01/01/2012    to  12/31/2012       13.278301        16.495575          566,014.5596
  01/01/2013    to  12/31/2013       16.495575        16.842986          516,133.9085
  01/01/2014    to  12/31/2014       16.842986        18.812389          476,973.5960
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.177933         8.039394        5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394         7.790114        4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114         7.855354        3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354         4.720908        3,194,091.4869
  01/01/2009    to  12/31/2009        4.720908         6.189734        2,925,895.0400
  01/01/2010    to  12/31/2010        6.189734         7.555612        2,519,223.1312
  01/01/2011    to  12/31/2011        7.555612         7.692749        3,247,343.5164
  01/01/2012    to  12/31/2012        7.692749         8.989117        2,874,047.2420
  01/01/2013    to  12/31/2013        8.989117        12.906402        2,340,718.2792
  01/01/2014    to  12/31/2014       12.906402        15.131470        2,154,270.2554
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      151.198798       155.491489                0.0000
  01/01/2011    to  12/31/2011      155.491489       141.764919                0.0000
  01/01/2012    to  12/31/2012      141.764919       171.257403               28.3625
  01/01/2013    to  12/31/2013      171.257403       217.489397               28.1595
  01/01/2014    to  04/25/2014      217.489397       226.473177                0.0000
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247260        10.625522                0.0000
  01/01/2006    to  12/31/2006       10.625522        11.167932        2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388        1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803        1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458        1,900,175.9400
  01/01/2010    to  12/31/2010        6.308458         6.677074        1,705,574.4558
  01/01/2011    to  04/29/2011        6.677074         7.099800                0.0000
============   ==== ==========      ==========       ==========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.971801        13.285850          50,550.9383
  01/01/2006    to  12/31/2006       13.285850        15.157506          52,152.0936
  01/01/2007    to  12/31/2007       15.157506        15.408438          39,968.1001
  01/01/2008    to  12/31/2008       15.408438         9.712362          32,345.9546
  01/01/2009    to  12/31/2009        9.712362        12.671078          26,852.9200
  01/01/2010    to  12/31/2010       12.671078        15.522834          23,568.6371
  01/01/2011    to  12/31/2011       15.522834        14.344111          20,780.9140
  01/01/2012    to  12/31/2012       14.344111        16.706235          20,509.5775
  01/01/2013    to  12/31/2013       16.706235        21.852881          17,142.4750
  01/01/2014    to  12/31/2014       21.852881        24.399781          14,719.6741
============   ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.970748        15.738453         235,955.9499
  01/01/2006    to  12/31/2006       15.738453        19.997636         207,240.0193
  01/01/2007    to  12/31/2007       19.997636        19.497553         151,971.3724
  01/01/2008    to  12/31/2008       19.497553        11.365303         136,861.5043
  01/01/2009    to  12/31/2009       11.365303        17.378314         114,273.2400
  01/01/2010    to  12/31/2010       17.378314        19.950688         100,704.2470
  01/01/2011    to  12/31/2011       19.950688        16.869197          88,717.7682
  01/01/2012    to  12/31/2012       16.869197        21.499286          78,540.5291
  01/01/2013    to  12/31/2013       21.499286        27.664415          66,076.5112
  01/01/2014    to  12/31/2014       27.664415        25.700308          64,152.9512
============   ==== ==========       =========        =========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010713         1.047990         861,995.8827
  01/01/2013    to  12/31/2013        1.047990         1.052652       1,479,332.1236
  01/01/2014    to  12/31/2014        1.052652         1.095947       1,111,795.1038
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896         751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012         861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833         562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283         479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671         470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003         429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552         372,244.5892
  01/01/2012    to  12/31/2012       10.003552        11.682023         331,441.2073
  01/01/2013    to  12/31/2013       11.682023        15.596276         312,727.9147
  01/01/2014    to  12/31/2014       15.596276        16.811629         289,063.5138
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.410560        16.742026        1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916        1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287        1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513        1,324,837.8687
  01/01/2012    to  12/31/2012       24.556513        27.772107        1,184,827.2736
  01/01/2013    to  12/31/2013       27.772107        35.685485        1,010,159.8372
  01/01/2014    to  12/31/2014       35.685485        38.582772          890,433.1187
============   ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.176705        13.000440        2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440        14.638413        1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413        16.031837        1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837         9.685902          952,948.0137
  01/01/2009    to  12/31/2009        9.685902        12.781463          878,594.9100
  01/01/2010    to  12/31/2010       12.781463        15.903943          759,858.0978
  01/01/2011    to  12/31/2011       15.903943        15.513737          627,042.4898
  01/01/2012    to  12/31/2012       15.513737        18.085742          546,323.4669
  01/01/2013    to  12/31/2013       18.085742        24.999529          462,742.8333
  01/01/2014    to  12/31/2014       24.999529        26.602162          404,900.3018
============   ==== ==========       =========        =========        ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.233089        10.685407            2,393.9808
  01/01/2014    to  12/31/2014       10.685407        11.073389            4,259.6424
============   ==== ==========       =========        =========        ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038464         8.952370            1,463.5345
  01/01/2009    to  12/31/2009        8.952370         9.898027            1,457.3300
  01/01/2010    to  12/31/2010        9.898027        10.355895            1,451.5746
  01/01/2011    to  12/31/2011       10.355895        10.803464            1,445.9956
  01/01/2012    to  12/31/2012       10.803464        11.176171            3,164.2089
  01/01/2013    to  04/26/2013       11.176171        11.147420                0.0000
============   ==== ==========       =========        =========        ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036           46,916.3142
  01/01/2013    to  12/31/2013        1.050036         1.149200          123,147.5952
  01/01/2014    to  12/31/2014        1.149200         1.212274          147,803.8773
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.339483               0.0000
  01/01/2007    to  12/31/2007       10.339483        13.034716           6,056.4294
  01/01/2008    to  12/31/2008       13.034716         7.806924           1,767.5427
  01/01/2009    to  12/31/2009        7.806924        10.840694           5,079.0600
  01/01/2010    to  12/31/2010       10.840694        13.043247           6,547.8048
  01/01/2011    to  12/31/2011       13.043247        12.671555          12,446.7488
  01/01/2012    to  12/31/2012       12.671555        14.610029          11,442.3086
  01/01/2013    to  12/31/2013       14.610029        16.874573          11,080.2973
  01/01/2014    to  12/31/2014       16.874573        17.216912          10,917.7878
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.176230        17.191034       3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458       2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891       2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834       1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810       1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889       1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479       1,220,739.4138
  01/01/2012    to  12/31/2012       24.147479        26.892804       1,094,792.7197
  01/01/2013    to  12/31/2013       26.892804        28.634885         955,330.1494
  01/01/2014    to  12/31/2014       28.634885        29.600344         851,587.4555
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.998082        10.222713             925.8708
  01/01/2011    to  12/31/2011       10.222713        10.283298           3,959.9290
  01/01/2012    to  12/31/2012       10.283298        10.882908           8,679.1156
  01/01/2013    to  12/31/2013       10.882908        11.143289           8,877.4823
  01/01/2014    to  12/31/2014       11.143289        11.069251          10,302.7295
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007          22,478.3298
  01/01/2012    to  12/31/2012        9.767007        10.054067          37,926.1028
  01/01/2013    to  12/31/2013       10.054067        10.029369          31,351.5397
  01/01/2014    to  12/31/2014       10.029369         9.994549          48,996.3299
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998466        10.897166               0.0000
  01/01/2010    to  12/31/2010       10.897166        12.200953               0.0000
  01/01/2011    to  12/31/2011       12.200953        11.991877               0.0000
  01/01/2012    to  12/31/2012       11.991877        13.513736               0.0000
  01/01/2013    to  12/31/2013       13.513736        13.464108               0.0000
  01/01/2014    to  12/31/2014       13.464108        13.428355               0.0000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.691554        11.637720        402,476.4088
  01/01/2006    to  12/31/2006       11.637720        13.042619        384,247.6498
  01/01/2007    to  12/31/2007       13.042619        13.231586        317,277.2361
  01/01/2008    to  12/31/2008       13.231586         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880      3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962      2,974,570.0289
  01/01/2012    to  12/31/2012       10.781962        12.411214      2,863,186.0500
  01/01/2013    to  12/31/2013       12.411214        15.849987      3,012,187.3011
  01/01/2014    to  12/31/2014       15.849987        16.424966      2,359,252.8177
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.001185        10.465180         29,368.5301
  01/01/2013    to  12/31/2013       10.465180        11.801777        195,730.6705
  01/01/2014    to  12/31/2014       11.801777        12.760543        214,957.1040
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006         35,509.6706
  01/01/2014    to  12/31/2014        1.129006         1.216413         76,593.6832
============   ==== ==========       =========        =========      ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.321488        16.308935        459,884.6753
  01/01/2006    to  12/31/2006       16.308935        18.194563        431,706.3766
  01/01/2007    to  12/31/2007       18.194563        17.398251        329,685.5289
  01/01/2008    to  12/31/2008       17.398251        12.039391        293,653.6606
  01/01/2009    to  12/31/2009       12.039391        15.012256        272,385.8900
  01/01/2010    to  12/31/2010       15.012256        17.749214        253,220.4909
  01/01/2011    to  12/31/2011       17.749214        15.930335        222,879.8891
  01/01/2012    to  12/31/2012       15.930335        18.533118        190,630.6114
  01/01/2013    to  12/31/2013       18.533118        24.205448        163,707.1051
  01/01/2014    to  12/31/2014       24.205448        24.278381        151,636.5493
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.478532          37,972.1461
  01/01/2007    to  12/31/2007       10.478532        14.115716          36,878.6990
  01/01/2008    to  12/31/2008       14.115716         6.189533       1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678       1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888         892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204         807,068.1927
  01/01/2012    to  12/31/2012       10.080204        11.817517         771,317.6702
  01/01/2013    to  12/31/2013       11.817517        11.072761         751,255.9339
  01/01/2014    to  12/31/2014       11.072761        10.206795         746,162.6117
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.189560        12.850864       3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013       2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634       1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719       1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673       1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060       1,361,315.7117
  01/01/2012    to  12/31/2012       12.816060        14.755778       1,230,657.8745
  01/01/2013    to  12/31/2013       14.755778        17.355494       1,085,369.2547
  01/01/2014    to  12/31/2014       17.355494        15.924843       1,015,645.7276
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999808         1.035588               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.217736        11.215657         249,551.0117
  01/01/2006    to  12/31/2006       11.215657        11.102944         181,125.3837
  01/01/2007    to  12/31/2007       11.102944        12.129906         157,140.9999
  01/01/2008    to  12/31/2008       12.129906        11.136801         124,055.7089
  01/01/2009    to  12/31/2009       11.136801        12.964097         136,722.3700
  01/01/2010    to  12/31/2010       12.964097        13.776063         139,449.1644
  01/01/2011    to  12/31/2011       13.776063        15.098543         122,946.6354
  01/01/2012    to  12/31/2012       15.098543        16.247044         120,984.2065
  01/01/2013    to  12/31/2013       16.247044        14.535178          98,564.5589
  01/01/2014    to  12/31/2014       14.535178        14.747780          85,945.4712
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.090485        12.190831        8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918        6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509        4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597        4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937        3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770        3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641        3,158,874.8786
  01/01/2012    to  12/31/2012       16.665641        17.956240        2,879,622.0633
  01/01/2013    to  12/31/2013       17.956240        17.367454        2,575,386.1671
  01/01/2014    to  12/31/2014       17.367454        17.843899        2,352,106.1902
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177          456,285.7700
  01/01/2010    to  12/31/2010       16.425177        18.777287          410,268.6813
  01/01/2011    to  12/31/2011       18.777287        17.614620          369,037.8415
  01/01/2012    to  12/31/2012       17.614620        19.170865          341,233.2820
  01/01/2013    to  12/31/2013       19.170865        25.088677          308,525.1183
  01/01/2014    to  12/31/2014       25.088677        27.444340          282,319.9336
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.790141        24.988740                0.0000
  01/01/2011    to  12/31/2011       24.988740        25.494157            1,080.5694
  01/01/2012    to  12/31/2012       25.494157        28.017476            1,087.3910
  01/01/2013    to  12/31/2013       28.017476        28.017763           16,470.6157
  01/01/2014    to  12/31/2014       28.017763        28.855668           18,538.1007
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.772567        10.939129            8,532.0028
  01/01/2013    to  12/31/2013       10.939129        10.299529           18,707.4898
  01/01/2014    to  12/31/2014       10.299529        10.923814              786.2353
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216095        10.753200              661.2216
  01/01/2014    to  12/31/2014       10.753200        11.519972            2,538.2963
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.068149          116,613.3500
  01/01/2013    to  12/31/2013        1.068149         1.159797          125,181.9119
  01/01/2014    to  12/31/2014        1.159797         1.232184          119,672.2938
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.405270         8.571201        716,367.7513
  01/01/2009    to  12/31/2009        8.571201        10.555519        568,420.8200
  01/01/2010    to  12/31/2010       10.555519        11.682751        500,424.4526
  01/01/2011    to  12/31/2011       11.682751        11.642906        509,016.8278
  01/01/2012    to  12/31/2012       11.642906        12.954905        449,789.1324
  01/01/2013    to  12/31/2013       12.954905        14.426778        424,001.1963
  01/01/2014    to  12/31/2014       14.426778        15.053018        397,288.0803
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.782527         7.858087        361,516.5487
  01/01/2009    to  12/31/2009        7.858087        10.003688        337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907        415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245        404,144.2941
  01/01/2012    to  12/31/2012       10.868245        12.327324        375,677.3665
  01/01/2013    to  12/31/2013       12.327324        14.352831        386,753.4539
  01/01/2014    to  12/31/2014       14.352831        14.914593        301,255.3357
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.857828        48.795052      3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303      2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907      2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485      1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860      1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477      1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570      1,307,682.1382
  01/01/2012    to  12/31/2012       46.405570        53.983597      1,147,503.7026
  01/01/2013    to  12/31/2013       53.983597        71.213135        975,167.2712
  01/01/2014    to  12/31/2014       71.213135        79.549130        855,158.8242
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.115346         8.043025      3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410      2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155      1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712      1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983      1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662      1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966        936,112.4789
  01/01/2012    to  12/31/2012       10.164966        11.394364        867,641.7793
  01/01/2013    to  12/31/2013       11.394364        15.345991        784,285.7231
  01/01/2014    to  12/31/2014       15.345991        17.065785        696,587.9359
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.146260        15.524057        183,997.9197
  01/01/2014    to  12/31/2014       15.524057        14.796430        173,039.0410
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088462         6.054941          9,100.9693
  01/01/2009    to  12/31/2009        6.054941         8.511771         10,262.2200
  01/01/2010    to  12/31/2010        8.511771         8.972039         13,879.8073
  01/01/2011    to  12/31/2011        8.972039         7.583656          9,770.7334
  01/01/2012    to  12/31/2012        7.583656         8.781971          9,038.6957
  01/01/2013    to  04/26/2013        8.781971         9.108137              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.416992        14.922931              0.0000
  01/01/2010    to  12/31/2010       14.922931        15.547001              0.0000
  01/01/2011    to  12/31/2011       15.547001        16.427651          5,848.0505
  01/01/2012    to  12/31/2012       16.427651        16.778460          5,313.5812
  01/01/2013    to  12/31/2013       16.778460        16.119922          3,991.2349
  01/01/2014    to  12/31/2014       16.119922        16.763690          7,155.2446
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131        10.067108        652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339      1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990      1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384      2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603      1,271,921.9100
  01/01/2010    to  12/31/2010       10.728603        10.579444        827,032.2547
  01/01/2011    to  12/31/2011       10.579444        10.432759        800,182.8141
  01/01/2012    to  12/31/2012       10.432759        10.286924        543,756.9543
  01/01/2013    to  12/31/2013       10.286924        10.143906        454,324.8768
  01/01/2014    to  12/31/2014       10.143906        10.002876        336,698.0844
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.949131         9.962144              0.0000
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.021444        17.907061         13,132.0271
  01/01/2014    to  12/31/2014       17.907061        19.578596         11,302.6286
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.115049        12.205834          36,182.3091
  01/01/2006    to  12/31/2006       12.205834        12.767461          29,030.8175
  01/01/2007    to  12/31/2007       12.767461        15.629122          30,567.2481
  01/01/2008    to  12/31/2008       15.629122         7.967778          26,551.8349
  01/01/2009    to  12/31/2009        7.967778        11.562776          28,704.0600
  01/01/2010    to  12/31/2010       11.562776        14.499290          25,204.3277
  01/01/2011    to  12/31/2011       14.499290        13.230706          19,279.3904
  01/01/2012    to  12/31/2012       13.230706        13.831133          14,701.9119
  01/01/2013    to  04/26/2013       13.831133        14.924427               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.479270        11.732904       1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235         943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539         541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742         512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662         455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380         431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454         363,797.3759
  01/01/2012    to  12/31/2012       12.170454        13.867318         708,976.5909
  01/01/2013    to  12/31/2013       13.867318        18.697531         637,358.0732
  01/01/2014    to  12/31/2014       18.697531        20.049645         551,761.4615
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565560         9.983869           7,478.8783
  01/01/2008    to  12/31/2008        9.983869         5.728987           9,409.2988
  01/01/2009    to  12/31/2009        5.728987         6.962871          10,640.3700
  01/01/2010    to  12/31/2010        6.962871         7.922419          10,016.0916
  01/01/2011    to  12/31/2011        7.922419         7.512522          10,526.2778
  01/01/2012    to  12/31/2012        7.512522         8.346300          10,476.3689
  01/01/2013    to  04/26/2013        8.346300         8.969483               0.0000
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.356218         8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247        1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460        1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886        1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018          920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984          800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831          702,653.3920
  01/01/2012    to  04/27/2012        8.177831         9.200030                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       15.115774        16.353241          284,463.7173
  01/01/2006    to  12/31/2006       16.353241        18.089623          221,317.3916
  01/01/2007    to  12/31/2007       18.089623        16.574803          173,851.5563
  01/01/2008    to  12/31/2008       16.574803         8.803766          138,029.7053
  01/01/2009    to  12/31/2009        8.803766        12.257933          117,896.9800
  01/01/2010    to  12/31/2010       12.257933        13.871731          105,490.4869
  01/01/2011    to  12/31/2011       13.871731        14.567112           92,060.5931
  01/01/2012    to  12/31/2012       14.567112        16.027083           83,421.6396
  01/01/2013    to  12/31/2013       16.027083        21.574346           79,867.4137
  01/01/2014    to  12/31/2014       21.574346        21.630529           71,067.8596
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065756        10.135898                0.0000
  01/01/2009    to  12/31/2009       10.135898        14.264505            5,823.4100
  01/01/2010    to  12/31/2010       14.264505        17.243796            8,699.6544
  01/01/2011    to  12/31/2011       17.243796        14.240851            5,765.4832
  01/01/2012    to  12/31/2012       14.240851        16.555969            6,127.4973
  01/01/2013    to  12/31/2013       16.555969        20.832100           12,843.2406
  01/01/2014    to  12/31/2014       20.832100        19.167239           12,672.8324
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.947997        14.224312           32,910.0777
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.552711        14.959931        2,357,224.4496
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.111501        10.418004          74,565.6991
  01/01/2006    to  12/31/2006       10.418004        11.159705         213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090         895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270         956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490       1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115         947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028         933,875.1336
  01/01/2012    to  12/31/2012       12.131028        13.266703       1,165,345.8123
  01/01/2013    to  12/31/2013       13.266703        14.270071         926,980.6147
  01/01/2014    to  04/25/2014       14.270071        14.387473               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.231750        10.676378         487,950.4959
  01/01/2006    to  12/31/2006       10.676378        11.605616       1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713       2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939       2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654       2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831       2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236       2,310,722.6790
  01/01/2012    to  12/31/2012       11.969236        13.264763       2,224,715.5658
  01/01/2013    to  12/31/2013       13.264763        14.941129       1,858,370.6036
  01/01/2014    to  04/25/2014       14.941129        15.007289               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.965675        15.501026       5,420,296.8907
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.395455        10.981407       1,176,255.1053
  01/01/2006    to  12/31/2006       10.981407        12.126242       1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242        12.540561       1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561         8.416529       8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271       8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159       7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314       7,265,321.2544
  01/01/2012    to  12/31/2012       11.564314        12.991262       6,739,102.5150
  01/01/2013    to  12/31/2013       12.991262        15.298349       5,819,812.9422
  01/01/2014    to  04/25/2014       15.298349        15.319850               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.938744        15.562407       5,314,642.6254
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         7.033638           4,497.7500
  01/01/2009    to  12/31/2009        7.033638         8.916144           9,115.4400
  01/01/2010    to  12/31/2010        8.916144         9.675478          53,016.3512
  01/01/2011    to  12/31/2011        9.675478         9.373272          61,226.0577
  01/01/2012    to  12/31/2012        9.373272        10.732527          64,869.3635
  01/01/2013    to  04/26/2013       10.732527        11.554139               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.606431        11.413760       1,641,662.9566
  01/01/2006    to  12/31/2006       11.413760        12.785659       1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659        13.199806       1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806         8.086995       9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777       8,937,190.6700
  01/01/2010    to  12/31/2010       10.374777        11.815290       8,026,572.1466
  01/01/2011    to  12/31/2011       11.815290        11.200053       6,891,088.9527
  01/01/2012    to  12/31/2012       11.200053        12.779627       6,165,652.7323
  01/01/2013    to  12/31/2013       12.779627        15.867726       5,522,679.8106
  01/01/2014    to  04/25/2014       15.867726        15.803613               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.080797        13.811986               0.0000
  01/01/2010    to  12/31/2010       13.811986        17.150152               0.0000
  01/01/2011    to  12/31/2011       17.150152        16.533463               9.1062
  01/01/2012    to  12/31/2012       16.533463        19.117308           2,893.6119
  01/01/2013    to  12/31/2013       19.117308        25.026044               8.9691
  01/01/2014    to  12/31/2014       25.026044        26.951547               8.9209
============   ==== ==========       =========        =========       ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.366871        11.701349         275,851.6003
  01/01/2006    to  12/31/2006       11.701349        13.294095         522,238.3038
  01/01/2007    to  12/31/2007       13.294095        13.763155         523,328.8115
  01/01/2008    to  12/31/2008       13.763155         8.516314         500,367.6607
  01/01/2009    to  12/31/2009        8.516314        10.576822         499,934.2700
  01/01/2010    to  12/31/2010       10.576822        11.943557         487,576.9402
  01/01/2011    to  12/31/2011       11.943557        11.972839         442,641.6482
  01/01/2012    to  12/31/2012       11.972839        13.629727         338,539.5081
  01/01/2013    to  12/31/2013       13.629727        17.704209         302,123.2719
  01/01/2014    to  12/31/2014       17.704209        19.748818         283,995.4459
============   ==== ==========       =========        =========       ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.897313        22.080341       76,920.4237
  01/01/2014    to  12/31/2014       22.080341        24.073061       70,804.3224
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         6.600141       31,595.2696
  01/01/2009    to  12/31/2009        6.600141         8.127948      100,837.2700
  01/01/2010    to  12/31/2010        8.127948         8.898507      109,535.3959
  01/01/2011    to  12/31/2011        8.898507         8.727061      104,082.0641
  01/01/2012    to  12/31/2012        8.727061         9.802627       97,105.6402
  01/01/2013    to  04/26/2013        9.802627        10.737897            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.228298        11.891988        2,280.4800
  01/01/2010    to  12/31/2010       11.891988        12.637230        2,270.8710
  01/01/2011    to  12/31/2011       12.637230        10.885092        2,626.9832
  01/01/2012    to  12/31/2012       10.885092        12.658483        6,012.3232
  01/01/2013    to  12/31/2013       12.658483        15.158408        3,790.6189
  01/01/2014    to  12/31/2014       15.158408        14.001393        3,775.7287
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.072182        25.065607      132,425.7038
  01/01/2014    to  12/31/2014       25.065607        24.642861      124,537.8219
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.566810        14.456870       93,011.5484
  01/01/2006    to  12/31/2006       14.456870        16.348558      151,224.2132
  01/01/2007    to  12/31/2007       16.348558        15.683126      238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425      224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595      203,177.1000
  01/01/2010    to  12/31/2010       12.867595        15.589341      184,524.9258
  01/01/2011    to  12/31/2011       15.589341        14.561957      161,598.5269
  01/01/2012    to  12/31/2012       14.561957        15.117416      145,340.9191
  01/01/2013    to  04/26/2013       15.117416        16.391440            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.439470        14.080159            0.0000
  01/01/2010    to  12/31/2010       14.080159        17.570302            0.0000
  01/01/2011    to  12/31/2011       17.570302        16.576659        2,701.3235
  01/01/2012    to  12/31/2012       16.576659        18.951311        4,505.6024
  01/01/2013    to  12/31/2013       18.951311        25.811950        2,835.6858
  01/01/2014    to  12/31/2014       25.811950        26.657041        2,807.4743
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.424984        22.002126        748,591.7357
  01/01/2014    to  12/31/2014       22.002126        23.611139        650,352.6526
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.340121         4.751414         97,427.3833
  01/01/2006    to  12/31/2006        4.751414         4.936039         92,977.5223
  01/01/2007    to  12/31/2007        4.936039         6.401365         86,017.4130
  01/01/2008    to  12/31/2008        6.401365         3.506238         79,034.9855
  01/01/2009    to  12/31/2009        3.506238         5.496567         71,044.7200
  01/01/2010    to  12/31/2010        5.496567         6.921055         66,136.0702
  01/01/2011    to  12/31/2011        6.921055         6.149678         56,567.4462
  01/01/2012    to  12/31/2012        6.149678         6.798564         50,612.0659
  01/01/2013    to  04/26/2013        6.798564         7.109403              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.627576        14.787114              0.0000
  01/01/2010    to  12/31/2010       14.787114        18.813900              0.0000
  01/01/2011    to  12/31/2011       18.813900        15.459213              0.0000
  01/01/2012    to  12/31/2012       15.459213        15.636178              0.0000
  01/01/2013    to  12/31/2013       15.636178        17.077069              0.0000
  01/01/2014    to  12/31/2014       17.077069        13.669772              0.0000
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.802857        15.786672              0.0000
  01/01/2006    to  12/31/2006       15.786672        16.177236              0.0000
  01/01/2007    to  12/31/2007       16.177236        16.594510          3,287.0599
  01/01/2008    to  12/31/2008       16.594510        16.276104          9,658.2181
  01/01/2009    to  12/31/2009       16.276104        16.704705          9,607.1300
  01/01/2010    to  12/31/2010       16.704705        17.377242          3,729.9085
  01/01/2011    to  12/31/2011       17.377242        18.038617         12,646.7708
  01/01/2012    to  12/31/2012       18.038617        18.328610         11,780.5391
  01/01/2013    to  12/31/2013       18.328610        17.910177          6,839.3035
  01/01/2014    to  12/31/2014       17.910177        18.111555          6,810.4889
============   ==== ==========       =========        =========        ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.914458        12.940186        4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039        3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974        2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351        2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208        2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512        1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912        1,693,422.9569
  01/01/2012    to  12/31/2012       12.154912        13.507356        1,511,819.7715
  01/01/2013    to  12/31/2013       13.507356        17.785459        1,310,388.0076
  01/01/2014    to  12/31/2014       17.785459        19.370331        1,131,483.5115
============   ==== ==========       =========        =========        ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984        10.550465          11,814.9398
  01/01/2013    to  12/31/2013       10.550465        11.551854          21,045.4866
  01/01/2014    to  12/31/2014       11.551854        12.216082          20,935.3392
============   ==== ==========       =========        =========       ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996837         1.039690               0.0000
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008356         7.006834         388,422.9887
  01/01/2009    to  12/31/2009        7.006834         8.926760       1,303,398.7800
  01/01/2010    to  12/31/2010        8.926760         9.863326       1,490,991.1699
  01/01/2011    to  12/31/2011        9.863326         9.510068       1,469,809.8855
  01/01/2012    to  12/31/2012        9.510068        10.635126       1,449,761.3798
  01/01/2013    to  12/31/2013       10.635126        12.418392       1,211,493.4677
  01/01/2014    to  12/31/2014       12.418392        12.973529       1,197,825.7908
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998356         6.355426         437,222.6785
  01/01/2009    to  12/31/2009        6.355426         8.391968       1,239,686.7700
  01/01/2010    to  12/31/2010        8.391968         9.381751       1,345,486.6190
  01/01/2011    to  12/31/2011        9.381751         8.804928       1,376,690.5906
  01/01/2012    to  12/31/2012        8.804928        10.074643       1,388,240.1223
  01/01/2013    to  12/31/2013       10.074643        12.416587       1,551,198.5155
  01/01/2014    to  12/31/2014       12.416587        13.013058       1,558,557.7195
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988357         5.755706          79,031.8725
  01/01/2009    to  12/31/2009        5.755706         7.875033         174,331.9600
  01/01/2010    to  12/31/2010        7.875033         9.179570         197,276.9975
  01/01/2011    to  12/31/2011        9.179570         8.627058         116,434.1805
  01/01/2012    to  12/31/2012        8.627058         9.977656         111,679.5271
  01/01/2013    to  12/31/2013        9.977656        12.756792          70,853.6071
  01/01/2014    to  12/31/2014       12.756792        13.595291          98,228.0418
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018355         7.680087        337,991.9950
  01/01/2009    to  12/31/2009        7.680087         9.335863        918,227.3700
  01/01/2010    to  12/31/2010        9.335863        10.108040      1,061,596.1361
  01/01/2011    to  12/31/2011       10.108040         9.976909        958,916.8011
  01/01/2012    to  12/31/2012        9.976909        10.892841        901,178.0281
  01/01/2013    to  12/31/2013       10.892841        12.181525        640,424.7426
  01/01/2014    to  12/31/2014       12.181525        12.731520        611,016.4394
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882        11.541250         45,180.7926
  01/01/2013    to  12/31/2013       11.541250        10.983847         89,069.8353
  01/01/2014    to  12/31/2014       10.983847        11.252874         75,754.9418
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181        10.279944         50,605.5430
  01/01/2013    to  12/31/2013       10.279944        11.170834         63,211.6812
  01/01/2014    to  12/31/2014       11.170834        11.655534         56,218.5443
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.618242        12.423319          3,584.4638
  01/01/2009    to  12/31/2009       12.423319        17.947491         10,116.6600
  01/01/2010    to  12/31/2010       17.947491        20.468988         13,452.9503
  01/01/2011    to  12/31/2011       20.468988        20.637627         11,490.2482
  01/01/2012    to  12/31/2012       20.637627        23.691878         19,598.0270
  01/01/2013    to  12/31/2013       23.691878        25.517482         23,295.0321
  01/01/2014    to  12/31/2014       25.517482        25.965923         26,955.7318
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.825046        14.313282        167,563.8515
  01/01/2006    to  12/31/2006       14.313282        19.400065        149,857.8175
  01/01/2007    to  12/31/2007       19.400065        16.241955        114,636.7150
  01/01/2008    to  12/31/2008       16.241955         9.331819        119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008        123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987        105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814         96,052.4963
  01/01/2012    to  12/31/2012       13.176814        16.353057         86,701.1532
  01/01/2013    to  12/31/2013       16.353057        16.680772         80,628.9746
  01/01/2014    to  12/31/2014       16.680772        18.612590         67,232.9778
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.165960         8.017990        266,399.2212
  01/01/2006    to  12/31/2006        8.017990         7.761627        289,450.6058
  01/01/2007    to  12/31/2007        7.761627         7.818763        213,498.5595
  01/01/2008    to  12/31/2008        7.818763         4.694194        188,082.2069
  01/01/2009    to  12/31/2009        4.694194         6.148555        173,793.5300
  01/01/2010    to  12/31/2010        6.148555         7.497853        162,635.2127
  01/01/2011    to  12/31/2011        7.497853         7.626325        173,273.1284
  01/01/2012    to  12/31/2012        7.626325         8.902546        154,995.8472
  01/01/2013    to  12/31/2013        8.902546        12.769341        146,270.3948
  01/01/2014    to  12/31/2014       12.769341        14.955819        220,301.2145
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      147.003346       151.076737             51.8931
  01/01/2011    to  12/31/2011      151.076737       137.602439             81.7334
  01/01/2012    to  12/31/2012      137.602439       166.062051            690.1039
  01/01/2013    to  12/31/2013      166.062051       210.680814            650.3201
  01/01/2014    to  04/25/2014      210.680814       219.314268              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247064        10.623775              0.0000
  01/01/2006    to  12/31/2006       10.623775        11.154963         12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948         19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100         35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167         48,245.5000
  01/01/2010    to  12/31/2010        6.282167         6.642605         14,163.6602
  01/01/2011    to  04/29/2011        6.642605         7.060846              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.963775        13.263723         67,021.5141
  01/01/2006    to  12/31/2006       13.263723        15.117186         82,328.0845
  01/01/2007    to  12/31/2007       15.117186        15.352009         83,163.9880
  01/01/2008    to  12/31/2008       15.352009         9.667069         68,433.3858
  01/01/2009    to  12/31/2009        9.667069        12.599381         54,955.0100
  01/01/2010    to  12/31/2010       12.599381        15.419594         42,027.5475
  01/01/2011    to  12/31/2011       15.419594        14.234488         36,773.8485
  01/01/2012    to  12/31/2012       14.234488        16.561905         32,158.0021
  01/01/2013    to  12/31/2013       16.561905        21.642446         28,007.0350
  01/01/2014    to  12/31/2014       21.642446        24.140666         23,483.0682
============   ==== ==========      ==========       ==========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.947450        15.696557        264,254.2297
  01/01/2006    to  12/31/2006       15.696557        19.924541        245,038.3060
  01/01/2007    to  12/31/2007       19.924541        19.406759        223,460.8437
  01/01/2008    to  12/31/2008       19.406759        11.301010        210,927.1188
  01/01/2009    to  12/31/2009       11.301010        17.262728        194,041.5700
  01/01/2010    to  12/31/2010       17.262728        19.798205        176,744.0634
  01/01/2011    to  12/31/2011       19.798205        16.723543        158,215.2421
  01/01/2012    to  12/31/2012       16.723543        21.292247        146,744.8213
  01/01/2013    to  12/31/2013       21.292247        27.370640        139,441.6864
  01/01/2014    to  12/31/2014       27.370640        25.401962        130,194.6128
============   ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696         1.047269        603,296.2985
  01/01/2013    to  12/31/2013        1.047269         1.050877        728,093.1792
  01/01/2014    to  12/31/2014        1.050877         1.093005        622,223.7717
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767        10.468869        253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030        447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053        371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528        355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430        386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106        381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277        359,857.3498
  01/01/2012    to  12/31/2012        9.942277        11.607402        323,285.6258
  01/01/2013    to  12/31/2013       11.607402        15.481667        300,962.2261
  01/01/2014    to  12/31/2014       15.481667        16.671405        267,627.6763
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.917286        16.405880        450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020        452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496        398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438        359,872.7743
  01/01/2012    to  12/31/2012       23.991438        27.105776        324,670.6473
  01/01/2013    to  12/31/2013       27.105776        34.794495        275,870.0711
  01/01/2014    to  12/31/2014       34.794495        37.581838        237,824.6052
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.156391        12.965826        243,909.2927
  01/01/2006    to  12/31/2006       12.965826        14.584886        200,433.1610
  01/01/2007    to  12/31/2007       14.584886        15.957165        147,630.4668
  01/01/2008    to  12/31/2008       15.957165         9.631096        129,237.5501
  01/01/2009    to  12/31/2009        9.631096        12.696435        128,724.5100
  01/01/2010    to  12/31/2010       12.696435        15.782371        123,496.7059
  01/01/2011    to  12/31/2011       15.782371        15.379785        106,658.0867
  01/01/2012    to  12/31/2012       15.379785        17.911571         93,262.9080
  01/01/2013    to  12/31/2013       17.911571        24.734051         88,062.8827
  01/01/2014    to  12/31/2014       24.734051        26.293351         80,489.8420
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.176886        10.624777         27,352.6508
  01/01/2014    to  12/31/2014       10.624777        10.999554         49,319.1923
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038355         8.946214         10,669.3601
  01/01/2009    to  12/31/2009        8.946214         9.881337         21,156.1600
  01/01/2010    to  12/31/2010        9.881337        10.328102         37,476.7650
  01/01/2011    to  12/31/2011       10.328102        10.763731         28,451.5727
  01/01/2012    to  12/31/2012       10.763731        11.123879         34,167.9283
  01/01/2013    to  04/26/2013       11.123879        11.095140              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751         1.049314        184,118.6385
  01/01/2013    to  12/31/2013        1.049314         1.147262        224,972.5677
  01/01/2014    to  12/31/2014        1.147262         1.209021        236,695.8497
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767        10.332542          2,339.7907
  01/01/2007    to  12/31/2007       10.332542        13.012885         11,437.1083
  01/01/2008    to  12/31/2008       13.012885         7.786017         16,304.5974
  01/01/2009    to  12/31/2009        7.786017        10.800864         14,136.8900
  01/01/2010    to  12/31/2010       10.800864        12.982352         16,445.8523
  01/01/2011    to  12/31/2011       12.982352        12.599813         10,715.2177
  01/01/2012    to  12/31/2012       12.599813        14.512719         12,423.2474
  01/01/2013    to  12/31/2013       14.512719        16.745433         11,093.4274
  01/01/2014    to  12/31/2014       16.745433        17.068072         10,744.1535
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.147561        17.145239        406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781        361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333        361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573        322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878        347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748        326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057        252,962.8455
  01/01/2012    to  12/31/2012       23.939057        26.633903        225,915.0404
  01/01/2013    to  12/31/2013       26.633903        28.330869        198,210.4588
  01/01/2014    to  12/31/2014       28.330869        29.256807        173,648.5171
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997945        10.215799            292.3782
  01/01/2011    to  12/31/2011       10.215799        10.266097          7,212.0850
  01/01/2012    to  12/31/2012       10.266097        10.853788          7,582.5742
  01/01/2013    to  12/31/2013       10.853788        11.102365         13,725.4048
  01/01/2014    to  12/31/2014       11.102365        11.017574          7,687.7920
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946         9.760397          2,042.1156
  01/01/2012    to  12/31/2012        9.760397        10.037167          8,688.0927
  01/01/2013    to  12/31/2013       10.037167        10.002501         48,788.0930
  01/01/2014    to  12/31/2014       10.002501         9.957810         49,947.8144
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998356        10.889857              0.0000
  01/01/2010    to  12/31/2010       10.889857        12.180591          2,433.6947
  01/01/2011    to  12/31/2011       12.180591        11.959925          2,591.8252
  01/01/2012    to  12/31/2012       11.959925        13.464188          2,706.9911
  01/01/2013    to  12/31/2013       13.464188        13.401332          3,447.8178
  01/01/2014    to  12/31/2014       13.401332        13.352382          3,477.2677
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.689858        11.624285        671,847.5492
  01/01/2006    to  12/31/2006       11.624285        13.014582        631,072.1089
  01/01/2007    to  12/31/2007       13.014582        13.189874        580,432.8569
  01/01/2008    to  12/31/2008       13.189874         7.690011      1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645      1,377,800.6300
  01/01/2010    to  12/31/2010       10.048645        11.532589      1,270,822.2776
  01/01/2011    to  12/31/2011       11.532589        10.705026      1,182,424.8869
  01/01/2012    to  12/31/2012       10.705026        12.310273      1,093,355.7864
  01/01/2013    to  12/31/2013       12.310273        15.705375      1,029,994.3424
  01/01/2014    to  12/31/2014       15.705375        16.258835        883,453.2928
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105        10.447619         21,031.4366
  01/01/2013    to  12/31/2013       10.447619        11.770200         43,725.9168
  01/01/2014    to  12/31/2014       11.770200        12.713680         59,908.1512
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208         1.127695         25,245.8092
  01/01/2014    to  12/31/2014        1.127695         1.213787         35,437.2170
============   ==== ==========       =========        =========      ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.297607        16.265528        248,109.4350
  01/01/2006    to  12/31/2006       16.265528        18.128055        262,753.8929
  01/01/2007    to  12/31/2007       18.128055        17.317227        230,423.5292
  01/01/2008    to  12/31/2008       17.317227        11.971285        199,078.6263
  01/01/2009    to  12/31/2009       11.971285        14.912405        191,340.8200
  01/01/2010    to  12/31/2010       14.912405        17.613554        167,764.4453
  01/01/2011    to  12/31/2011       17.613554        15.792798        146,690.5676
  01/01/2012    to  12/31/2012       15.792798        18.354655        138,092.7767
  01/01/2013    to  12/31/2013       18.354655        23.948419        126,059.0029
  01/01/2014    to  12/31/2014       23.948419        23.996560        113,866.0382
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767        10.471493        5,781.4368
  01/01/2007    to  12/31/2007       10.471493        14.092068       20,160.6711
  01/01/2008    to  12/31/2008       14.092068         6.172943      237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766      230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157      244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099      225,310.3343
  01/01/2012    to  12/31/2012       10.023099        11.738767      208,233.1479
  01/01/2013    to  12/31/2013       11.738767        10.987975      210,616.6069
  01/01/2014    to  12/31/2014       10.987975        10.118507      191,073.6889
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.170897        12.812338      466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005      468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392      353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297      331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935      304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532      283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042      268,894.1347
  01/01/2012    to  12/31/2012       12.663042        14.557637      244,703.1141
  01/01/2013    to  12/31/2013       14.557637        17.102618      217,722.1802
  01/01/2014    to  12/31/2014       17.102618        15.677116      193,591.8352
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999795         1.034873            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.199010        11.185776      245,887.4780
  01/01/2006    to  12/31/2006       11.185776        11.062326      232,291.1498
  01/01/2007    to  12/31/2007       11.062326        12.073393      208,532.9702
  01/01/2008    to  12/31/2008       12.073393        11.073801      159,890.7725
  01/01/2009    to  12/31/2009       11.073801        12.877885      206,528.0600
  01/01/2010    to  12/31/2010       12.877885        13.670777      229,233.6615
  01/01/2011    to  12/31/2011       13.670777        14.968220      191,616.4487
  01/01/2012    to  12/31/2012       14.968220        16.090627      185,076.7744
  01/01/2013    to  12/31/2013       16.090627        14.380845      185,475.4602
  01/01/2014    to  12/31/2014       14.380845        14.576603      157,584.3506
============   ==== ==========       =========        =========      ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.070302        12.158353        1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956        1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424        1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967          950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824        1,064,205.4200
  01/01/2010    to  12/31/2010       15.254824        16.255590        1,064,563.1497
  01/01/2011    to  12/31/2011       16.255590        16.521798        1,050,837.2854
  01/01/2012    to  12/31/2012       16.521798        17.783373          985,274.0488
  01/01/2013    to  12/31/2013       17.783373        17.183060          922,767.7111
  01/01/2014    to  12/31/2014       17.183060        17.636801          802,358.6414
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952        16.165833           68,277.3000
  01/01/2010    to  12/31/2010       16.165833        18.462348           68,865.5610
  01/01/2011    to  12/31/2011       18.462348        17.301901           62,359.9727
  01/01/2012    to  12/31/2012       17.301901        18.811597           53,826.8133
  01/01/2013    to  12/31/2013       18.811597        24.593916           54,797.7333
  01/01/2014    to  12/31/2014       24.593916        26.876234           45,231.1975
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.797967        12.384163            1,655.1224
  01/01/2011    to  12/31/2011       12.384163        12.622049           10,678.0523
  01/01/2012    to  12/31/2012       12.622049        13.857398            9,824.2952
  01/01/2013    to  12/31/2013       13.857398        13.843687           39,725.1456
  01/01/2014    to  12/31/2014       13.843687        14.243449           61,854.0269
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.761714        10.920777            2,891.9758
  01/01/2013    to  12/31/2013       10.920777        10.271969              456.9505
  01/01/2014    to  12/31/2014       10.271969        10.883696              420.3015
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816        10.745663              820.7364
  01/01/2014    to  12/31/2014       10.745663        11.500391              815.2693
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729         1.067415          105,220.1731
  01/01/2013    to  12/31/2013        1.067415         1.157842          145,342.8286
  01/01/2014    to  12/31/2014        1.157842         1.228877          102,186.4976
============   ==== ==========       =========        =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.379115         8.543334        1,042,786.6640
  01/01/2009    to  12/31/2009        8.543334        10.510685        1,136,777.6500
  01/01/2010    to  12/31/2010       10.510685        11.621510        1,119,826.2723
  01/01/2011    to  12/31/2011       11.621510        11.570323        1,033,528.6087
  01/01/2012    to  12/31/2012       11.570323        12.861209          983,351.2189
  01/01/2013    to  12/31/2013       12.861209        14.308123          954,998.6951
  01/01/2014    to  12/31/2014       14.308123        14.914289          853,357.8596
============   ==== ==========       =========        =========        ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.758305         7.832534          497,895.0979
  01/01/2009    to  12/31/2009        7.832534         9.961190          476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872          392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482          363,056.2511
  01/01/2012    to  12/31/2012       10.800482        12.238157          350,212.5478
  01/01/2013    to  12/31/2013       12.238157        14.234775          388,287.4615
  01/01/2014    to  12/31/2014       14.234775        14.777130          272,643.6265
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.778007        48.665131          364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091          364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957          301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576          283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212          281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688          252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846          221,793.7791
  01/01/2012    to  12/31/2012       46.004846        53.463670          199,990.4817
  01/01/2013    to  12/31/2013       53.463670        70.456816          169,149.7215
  01/01/2014    to  12/31/2014       70.456816        78.625612          145,046.0384
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.103474         8.021608          740,632.1901
  01/01/2006    to  12/31/2006        8.021608         8.389616          776,406.0241
  01/01/2007    to  12/31/2007        8.389616         9.721661          554,694.0244
  01/01/2008    to  12/31/2008        9.721661         5.769878          517,904.2439
  01/01/2009    to  12/31/2009        5.769878         8.268610          505,809.0000
  01/01/2010    to  12/31/2010        8.268610        10.400548          433,724.9757
  01/01/2011    to  12/31/2011       10.400548        10.077199          390,647.1803
  01/01/2012    to  12/31/2012       10.077199        11.284630          348,179.1289
  01/01/2013    to  12/31/2013       11.284630        15.183024          329,872.5419
  01/01/2014    to  12/31/2014       15.183024        16.867677          285,643.0211
============   ==== ==========       =========        =========        ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       12.723843        13.953700       31,508.1897
  01/01/2014    to  12/31/2014       13.953700        13.286377       29,932.4997
============   ==== ==========       =========        =========      ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088353         6.050764       34,300.0304
  01/01/2009    to  12/31/2009        6.050764         8.497400       56,500.9100
  01/01/2010    to  12/31/2010        8.497400         8.947948       61,591.2192
  01/01/2011    to  12/31/2011        8.947948         7.555737       58,330.8930
  01/01/2012    to  12/31/2012        7.555737         8.740852       57,760.0550
  01/01/2013    to  04/26/2013        8.740852         9.062608            0.0000
============   ==== ==========       =========        =========      ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.266548        14.757461            0.0000
  01/01/2010    to  12/31/2010       14.757461        15.359246        2,154.4895
  01/01/2011    to  12/31/2011       15.359246        16.213088        2,268.7625
  01/01/2012    to  12/31/2012       16.213088        16.542675        2,124.5269
  01/01/2013    to  12/31/2013       16.542675        15.877502        2,795.5719
  01/01/2014    to  12/31/2014       15.877502        16.495086        1,177.5716
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177        10.040284       44,106.0766
  01/01/2006    to  12/31/2006       10.040284        10.341366      339,207.9758
  01/01/2007    to  12/31/2007       10.341366        10.677005      201,616.3369
  01/01/2008    to  12/31/2008       10.677005        10.790988      715,282.3957
  01/01/2009    to  12/31/2009       10.790988        10.657244      464,993.6500
  01/01/2010    to  12/31/2010       10.657244        10.498571      414,275.1903
  01/01/2011    to  12/31/2011       10.498571        10.342686      764,619.1805
  01/01/2012    to  12/31/2012       10.342686        10.187859      552,563.7801
  01/01/2013    to  12/31/2013       10.187859        10.036175      433,344.9027
  01/01/2014    to  12/31/2014       10.036175         9.886750      354,479.8730
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.932521         9.942272            0.0000
============   ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.886776        17.734578       33,910.6835
  01/01/2014    to  12/31/2014       17.734578        19.370628       31,777.2456
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.107592        12.185496       54,515.3652
  01/01/2006    to  12/31/2006       12.185496        12.733479       57,144.8014
  01/01/2007    to  12/31/2007       12.733479        15.571869       50,752.3593
  01/01/2008    to  12/31/2008       15.571869         7.930605       45,830.8352
  01/01/2009    to  12/31/2009        7.930605        11.497328       43,082.2900
  01/01/2010    to  12/31/2010       11.497328        14.402830       48,819.2104
  01/01/2011    to  12/31/2011       14.402830        13.129568       38,252.6482
  01/01/2012    to  12/31/2012       13.129568        13.711608       39,674.5083
  01/01/2013    to  04/26/2013       13.711608        14.790750            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.461794        11.701673      432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868      514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866      368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624      322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049      297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261      262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387      247,284.9151
  01/01/2012    to  12/31/2012       12.065387        13.733793      391,427.4677
  01/01/2013    to  12/31/2013       13.733793        18.498998      341,449.7072
  01/01/2014    to  12/31/2014       18.498998        19.816928      276,563.6259
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565243         9.982197            0.0000
  01/01/2008    to  12/31/2008        9.982197         5.722267        3,572.1645
  01/01/2009    to  12/31/2009        5.722267         6.947752        2,223.9700
  01/01/2010    to  12/31/2010        6.947752         7.897323       13,718.3566
  01/01/2011    to  12/31/2011        7.897323         7.481251        2,441.1561
  01/01/2012    to  12/31/2012        7.481251         8.303209        2,049.1484
  01/01/2013    to  04/26/2013        8.303209         8.920338            0.0000
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.342276         8.605857        491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759        559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393        484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755        420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159        393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698        365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217        316,152.4774
  01/01/2012    to  04/27/2012        8.107217         9.117621              0.0000
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       15.090555        16.309697        162,301.6846
  01/01/2006    to  12/31/2006       16.309697        18.023482        146,091.6909
  01/01/2007    to  12/31/2007       18.023482        16.497600        138,306.0015
  01/01/2008    to  12/31/2008       16.497600         8.753944        125,712.3039
  01/01/2009    to  12/31/2009        8.753944        12.176376        112,329.3100
  01/01/2010    to  12/31/2010       12.176376        13.765675        101,744.5162
  01/01/2011    to  12/31/2011       13.765675        14.441321         81,739.2408
  01/01/2012    to  12/31/2012       14.441321        15.872717         75,930.7618
  01/01/2013    to  12/31/2013       15.872717        21.345210         77,652.0461
  01/01/2014    to  12/31/2014       21.345210        21.379396         68,790.4432
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065452        10.134178              0.0000
  01/01/2009    to  12/31/2009       10.134178        14.247829              0.0000
  01/01/2010    to  12/31/2010       14.247829        17.206447          4,284.8612
  01/01/2011    to  12/31/2011       17.206447        14.195811          2,370.6587
  01/01/2012    to  12/31/2012       14.195811        16.487030          1,014.9286
  01/01/2013    to  12/31/2013       16.487030        20.724638          8,150.1794
  01/01/2014    to  12/31/2014       20.724638        19.049295          8,913.2395
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.886487        14.152003          3,375.5696
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.249987        14.638826      2,597,379.5785
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.109895        10.405971        186,722.7115
  01/01/2006    to  12/31/2006       10.405971        11.135709        185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345        272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397        838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591        860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878      1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499        993,130.1217
  01/01/2012    to  12/31/2012       12.044499        13.158840      1,061,836.9462
  01/01/2013    to  12/31/2013       13.158840        14.139905        889,036.8909
  01/01/2014    to  04/25/2014       14.139905        14.251744              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.230125        10.664048        642,215.0283
  01/01/2006    to  12/31/2006       10.664048        11.580662        958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397      1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314      1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208      2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193      2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856      2,400,059.7351
  01/01/2012    to  12/31/2012       11.883856        13.156910      2,404,835.6729
  01/01/2013    to  12/31/2013       13.156910        14.804837      2,135,396.3557
  01/01/2014    to  04/25/2014       14.804837        14.865707              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.173438        15.705589      6,200,222.6909
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.393805        10.968727      2,296,557.3085
  01/01/2006    to  12/31/2006       10.968727        12.100171      3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171        12.501027      4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027         8.381568      7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426      8,277,543.4200
  01/01/2010    to  12/31/2010       10.596426        11.856876      8,471,676.7238
  01/01/2011    to  12/31/2011       11.856876        11.481813      8,371,236.6921
  01/01/2012    to  12/31/2012       11.481813        12.885624      7,676,522.2950
  01/01/2013    to  12/31/2013       12.885624        15.158788      6,960,635.4078
  01/01/2014    to  04/25/2014       15.158788        15.175309              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.641492        16.283470      5,805,793.4610
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         7.028791        240,794.5202
  01/01/2009    to  12/31/2009        7.028791         8.901095        423,205.5200
  01/01/2010    to  12/31/2010        8.901095         9.649500        473,910.0378
  01/01/2011    to  12/31/2011        9.649500         9.338777        454,750.1250
  01/01/2012    to  12/31/2012        9.338777        10.682288        412,734.9681
  01/01/2013    to  04/26/2013       10.682288        11.496400              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.604748        11.400582      4,389,622.7490
  01/01/2006    to  12/31/2006       11.400582        12.758172      5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172        13.158195      6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195         8.053398      9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347      9,220,467.7200
  01/01/2010    to  12/31/2010       10.321347        11.742704      8,661,917.9530
  01/01/2011    to  12/31/2011       11.742704        11.120139      7,694,928.0420
  01/01/2012    to  12/31/2012       11.120139        12.675696      7,109,081.3262
  01/01/2013    to  12/31/2013       12.675696        15.722958      6,827,140.4029
  01/01/2014    to  04/25/2014       15.722958        15.654494              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.983256        13.681387          4,224.1100
  01/01/2010    to  12/31/2010       13.681387        16.971030          2,205.1868
  01/01/2011    to  12/31/2011       16.971030        16.344455         21,015.9214
  01/01/2012    to  12/31/2012       16.344455        18.879777         22,744.6858
  01/01/2013    to  12/31/2013       18.879777        24.690411         22,561.4683
  01/01/2014    to  12/31/2014       24.690411        26.563509         23,350.1919
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.347920        11.668631         53,308.9901
  01/01/2006    to  12/31/2006       11.668631        13.241076         44,339.4955
  01/01/2007    to  12/31/2007       13.241076        13.691738         43,929.8394
  01/01/2008    to  12/31/2008       13.691738         8.461905         49,406.5570
  01/01/2009    to  12/31/2009        8.461905        10.496644         47,092.0600
  01/01/2010    to  12/31/2010       10.496644        11.838816         71,841.8329
  01/01/2011    to  12/31/2011       11.838816        11.853637         49,647.7229
  01/01/2012    to  12/31/2012       11.853637        13.477764         39,936.5385
  01/01/2013    to  12/31/2013       13.477764        17.485837         42,196.9201
  01/01/2014    to  12/31/2014       17.485837        19.481836         37,767.8077
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.619904        21.741561        119,065.0672
  01/01/2014    to  12/31/2014       21.741561        23.680015        113,818.6660
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         6.595589         27,751.7725
  01/01/2009    to  12/31/2009        6.595589         8.114223         81,283.8900
  01/01/2010    to  12/31/2010        8.114223         8.874608        162,923.4627
  01/01/2011    to  12/31/2011        8.874608         8.694938        192,527.6359
  01/01/2012    to  12/31/2012        8.694938         9.756735        164,381.2023
  01/01/2013    to  04/26/2013        9.756735        10.684230              0.0000
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.131939        11.760063             92.1200
  01/01/2010    to  12/31/2010       11.760063        12.484561             91.3121
  01/01/2011    to  12/31/2011       12.484561        10.742849         25,564.5445
  01/01/2012    to  12/31/2012       10.742849        12.480517         25,409.4885
  01/01/2013    to  12/31/2013       12.480517        14.930364         25,728.1702
  01/01/2014    to  12/31/2014       14.930364        13.776962         25,165.2011
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.816384        24.729525         50,776.6449
  01/01/2014    to  12/31/2014       24.729525        24.288137         42,539.5102
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.544176        14.418376         85,037.4061
  01/01/2006    to  12/31/2006       14.418376        16.288783         73,079.0641
  01/01/2007    to  12/31/2007       16.288783        15.610081         81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441         83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003         74,735.6300
  01/01/2010    to  12/31/2010       12.782003        15.470184         70,260.6369
  01/01/2011    to  12/31/2011       15.470184        14.436229         57,994.0082
  01/01/2012    to  12/31/2012       14.436229        14.971828         55,239.1681
  01/01/2013    to  04/26/2013       14.971828        16.228423              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.320010        13.923948              0.0000
  01/01/2010    to  12/31/2010       13.923948        17.358023              0.0000
  01/01/2011    to  12/31/2011       17.358023        16.360040         15,021.2385
  01/01/2012    to  12/31/2012       16.360040        18.684873         14,934.4322
  01/01/2013    to  12/31/2013       18.684873        25.423644         20,528.6387
  01/01/2014    to  12/31/2014       25.423644        26.229772         15,936.0989
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.174486        21.671233        364,014.9660
  01/01/2014    to  12/31/2014       21.671233        23.232801        301,779.8138
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.332878         4.738761        128,111.3649
  01/01/2006    to  12/31/2006        4.738761         4.917987        125,630.0430
  01/01/2007    to  12/31/2007        4.917987         6.371552        109,984.5428
  01/01/2008    to  12/31/2008        6.371552         3.486398        108,723.6136
  01/01/2009    to  12/31/2009        3.486398         5.460004        110,560.0000
  01/01/2010    to  12/31/2010        5.460004         6.868157        108,078.6265
  01/01/2011    to  12/31/2011        6.868157         6.096585         97,685.7903
  01/01/2012    to  12/31/2012        6.096585         6.733097         88,731.7846
  01/01/2013    to  04/26/2013        6.733097         7.038704              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.621630        14.769812            336.3500
  01/01/2010    to  12/31/2010       14.769812        18.773125            715.3678
  01/01/2011    to  12/31/2011       18.773125        15.410303          1,738.1691
  01/01/2012    to  12/31/2012       15.410303        15.571040          2,586.5781
  01/01/2013    to  12/31/2013       15.571040        16.988928          2,677.6384
  01/01/2014    to  12/31/2014       16.988928        13.585593          3,145.2744
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.637653        15.611281              0.0000
  01/01/2006    to  12/31/2006       15.611281        15.981559              0.0000
  01/01/2007    to  12/31/2007       15.981559        16.377312          3,255.8265
  01/01/2008    to  12/31/2008       16.377312        16.046974          4,057.3252
  01/01/2009    to  12/31/2009       16.046974        16.453082          2,966.3700
  01/01/2010    to  12/31/2010       16.453082        17.098382          2,977.7233
  01/01/2011    to  12/31/2011       17.098382        17.731455         24,197.1499
  01/01/2012    to  12/31/2012       17.731455        17.998404         23,974.6070
  01/01/2013    to  12/31/2013       17.998404        17.569928         23,388.1278
  01/01/2014    to  12/31/2014       17.569928        17.749720         19,596.7357
============   ==== ==========       =========        =========        ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.894586        12.905737        1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670        1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968        1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576        1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607        1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184          973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965          894,456.8292
  01/01/2012    to  12/31/2012       12.049965        13.377280          809,670.5725
  01/01/2013    to  12/31/2013       13.377280        17.596592          699,262.9749
  01/01/2014    to  12/31/2014       17.596592        19.145478          596,848.1110
============   ==== ==========       =========        =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.203841        10.541615          59,524.5328
  01/01/2013    to  12/31/2013       10.541615        11.536399          36,221.8575
  01/01/2014    to  12/31/2014       11.536399        12.193645          33,023.3202
============   ==== ==========       =========        =========       ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996830         1.039332               0.0000
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301         7.004420         955,843.4372
  01/01/2009    to  12/31/2009        7.004420         8.919228       1,905,797.4800
  01/01/2010    to  12/31/2010        8.919228         9.850085       1,947,629.4852
  01/01/2011    to  12/31/2011        9.850085         9.492567       1,976,358.8441
  01/01/2012    to  12/31/2012        9.492567        10.610225       1,971,182.3490
  01/01/2013    to  12/31/2013       10.610225        12.383129       1,826,285.4143
  01/01/2014    to  12/31/2014       12.383129        12.930227       1,710,865.2948
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301         6.353235       1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235         8.384885       2,286,129.1700
  01/01/2010    to  12/31/2010        8.384885         9.369155       2,817,663.2734
  01/01/2011    to  12/31/2011        9.369155         8.788721       2,687,079.2258
  01/01/2012    to  12/31/2012        8.788721        10.051050       2,463,887.8125
  01/01/2013    to  12/31/2013       10.051050        12.381326       2,290,343.0820
  01/01/2014    to  12/31/2014       12.381326        12.969620       2,373,454.5448
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302         5.753720         146,286.6549
  01/01/2009    to  12/31/2009        5.753720         7.868382         346,028.4400
  01/01/2010    to  12/31/2010        7.868382         9.167241         314,921.7158
  01/01/2011    to  12/31/2011        9.167241         8.611175         311,322.9060
  01/01/2012    to  12/31/2012        8.611175         9.954287         272,023.2623
  01/01/2013    to  12/31/2013        9.954287        12.720561         231,132.7579
  01/01/2014    to  12/31/2014       12.720561        13.549906         203,750.2118
============   ==== ==========       =========        =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301         7.677443        1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443         9.327990        1,859,549.7100
  01/01/2010    to  12/31/2010        9.327990        10.094473        1,926,725.3738
  01/01/2011    to  12/31/2011       10.094473         9.958552        1,676,503.4235
  01/01/2012    to  12/31/2012        9.958552        10.867339        1,398,534.9254
  01/01/2013    to  12/31/2013       10.867339        12.146937        1,226,806.7707
  01/01/2014    to  12/31/2014       12.146937        12.689029        1,179,823.5161
============   ==== ==========       =========        =========        ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.136121        11.531416           68,110.7451
  01/01/2013    to  12/31/2013       11.531416        10.969004           58,404.6156
  01/01/2014    to  12/31/2014       10.969004        11.232053           55,291.4275
============   ==== ==========       =========        =========        ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.959161        10.271320           75,800.2199
  01/01/2013    to  12/31/2013       10.271320        11.155889          159,477.3147
  01/01/2014    to  12/31/2014       11.155889        11.634125          274,070.3383
============   ==== ==========       =========        =========        ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641        12.346921            1,050.4642
  01/01/2009    to  12/31/2009       12.346921        17.828224           62,347.0700
  01/01/2010    to  12/31/2010       17.828224        20.322814           96,853.0405
  01/01/2011    to  12/31/2011       20.322814        20.480040           37,350.0527
  01/01/2012    to  12/31/2012       20.480040        23.499166           36,230.1210
  01/01/2013    to  12/31/2013       23.499166        25.297280           38,151.8512
  01/01/2014    to  12/31/2014       25.297280        25.728991           38,934.9059
============   ==== ==========       =========        =========        ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.820747        14.301354          452,914.3448
  01/01/2006    to  12/31/2006       14.301354        19.374246          378,227.5818
  01/01/2007    to  12/31/2007       19.374246        16.212180          296,865.2128
  01/01/2008    to  12/31/2008       16.212180         9.310030          272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911          276,749.2300
  01/01/2010    to  12/31/2010       12.350911        14.119798          240,895.6367
  01/01/2011    to  12/31/2011       14.119798        13.126372          230,365.7004
  01/01/2012    to  12/31/2012       13.126372        16.282280          207,750.3041
  01/01/2013    to  12/31/2013       16.282280        16.600277          202,112.5575
  01/01/2014    to  12/31/2014       16.600277        18.513524          214,136.9059
============   ==== ==========       =========        =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.137295         7.981937        1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937         7.722873        1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873         7.775812        1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812         4.666062        1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062         6.108653          926,110.6800
  01/01/2010    to  12/31/2010        6.108653         7.445477          792,115.7498
  01/01/2011    to  12/31/2011        7.445477         7.569276          987,716.1050
  01/01/2012    to  12/31/2012        7.569276         8.831514          889,674.6582
  01/01/2013    to  12/31/2013        8.831514        12.661135          775,042.2623
  01/01/2014    to  12/31/2014       12.661135        14.821679          715,108.2165
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      144.950960       148.918147                0.0000
  01/01/2011    to  12/31/2011      148.918147       135.568725              295.6237
  01/01/2012    to  12/31/2012      135.568725       163.525609            1,460.4416
  01/01/2013    to  12/31/2013      163.525609       207.359268            4,776.4480
  01/01/2014    to  04/25/2014      207.359268       215.822643                0.0000
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246967        10.622902            1,563.1764
  01/01/2006    to  12/31/2006       10.622902        11.148484          505,894.7644
  01/01/2007    to  12/31/2007       11.148484        10.327747          357,208.5561
  01/01/2008    to  12/31/2008       10.327747         4.614768          397,019.5508
  01/01/2009    to  12/31/2009        4.614768         6.269067          404,485.0000
  01/01/2010    to  12/31/2010        6.269067         6.625444          357,682.8321
  01/01/2011    to  04/29/2011        6.625444         7.041458                0.0000
============   ==== ==========      ==========       ==========        ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.959762        13.252669          356,825.1071
  01/01/2006    to  12/31/2006       13.252669        15.097059          434,701.8559
  01/01/2007    to  12/31/2007       15.097059        15.323863          344,335.6135
  01/01/2008    to  12/31/2008       15.323863         9.644499          240,041.7492
  01/01/2009    to  12/31/2009        9.644499        12.563686          157,907.5200
  01/01/2010    to  12/31/2010       12.563686        15.368239          124,562.1973
  01/01/2011    to  12/31/2011       15.368239        14.180003          106,829.9427
  01/01/2012    to  12/31/2012       14.180003        16.490228          101,588.8933
  01/01/2013    to  12/31/2013       16.490228        21.538023           69,225.0241
  01/01/2014    to  12/31/2014       21.538023        24.012189           63,894.6203
============   ==== ==========      ==========       ==========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.903248        15.639015        633,028.4390
  01/01/2006    to  12/31/2006       15.639015        19.841608        708,090.9103
  01/01/2007    to  12/31/2007       19.841608        19.316263        612,651.8756
  01/01/2008    to  12/31/2008       19.316263        11.242663        424,126.3200
  01/01/2009    to  12/31/2009       11.242663        17.165018        373,920.8600
  01/01/2010    to  12/31/2010       17.165018        19.676322        339,146.0570
  01/01/2011    to  12/31/2011       19.676322        16.612290        288,623.6657
  01/01/2012    to  12/31/2012       16.612290        21.139984        261,418.3372
  01/01/2013    to  12/31/2013       21.139984        27.161345        221,913.1567
  01/01/2014    to  12/31/2014       27.161345        25.195123        219,997.1759
============   ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.046910        788,059.5045
  01/01/2013    to  12/31/2013        1.046910         1.049991      1,179,380.9298
  01/01/2014    to  12/31/2014        1.049991         1.091538      1,051,686.1128
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357        163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052        261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694        250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190        268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080        248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672        304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871        259,017.2604
  01/01/2012    to  12/31/2012        9.903871        11.548197        212,872.4303
  01/01/2013    to  12/31/2013       11.548197        15.394522        214,901.5361
  01/01/2014    to  12/31/2014       15.394522        16.569280        202,506.1390
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142312        16.548422        294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392        284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748        252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669        228,905.9807
  01/01/2012    to  12/31/2012       24.163669        27.286655        206,980.4171
  01/01/2013    to  12/31/2013       27.286655        35.009194        181,363.9431
  01/01/2014    to  12/31/2014       35.009194        37.794846        163,192.9543
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.117839        12.918267        611,055.3073
  01/01/2006    to  12/31/2006       12.918267        14.524142        553,414.3540
  01/01/2007    to  12/31/2007       14.524142        15.882719        454,153.4011
  01/01/2008    to  12/31/2008       15.882719         9.581346        412,600.5895
  01/01/2009    to  12/31/2009        9.581346        12.624541        386,283.9800
  01/01/2010    to  12/31/2010       12.624541        15.685173        333,357.9880
  01/01/2011    to  12/31/2011       15.685173        15.277443        288,892.2802
  01/01/2012    to  12/31/2012       15.277443        17.783449        247,602.7989
  01/01/2013    to  12/31/2013       17.783449        24.544872        220,633.8197
  01/01/2014    to  12/31/2014       24.544872        26.079209        191,304.8335
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.148910        10.594613        121,503.5234
  01/01/2014    to  12/31/2014       10.594613        10.962847        116,800.1888
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038300         8.943139         46,839.5498
  01/01/2009    to  12/31/2009        8.943139         9.873009        112,898.9900
  01/01/2010    to  12/31/2010        9.873009        10.314243        153,300.1883
  01/01/2011    to  12/31/2011       10.314243        10.743934        219,344.8366
  01/01/2012    to  12/31/2012       10.743934        11.097843        138,170.4775
  01/01/2013    to  04/26/2013       11.097843        11.069111              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012743         1.048954         62,070.5999
  01/01/2013    to  12/31/2013        1.048954         1.146295        222,261.1257
  01/01/2014    to  12/31/2014        1.146295         1.207398        335,719.4931
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726        10.329074          4,845.5033
  01/01/2007    to  12/31/2007       10.329074        13.001983        108,711.2677
  01/01/2008    to  12/31/2008       13.001983         7.775588        169,321.2558
  01/01/2009    to  12/31/2009        7.775588        10.781012        149,217.3400
  01/01/2010    to  12/31/2010       10.781012        12.952026        136,322.4111
  01/01/2011    to  12/31/2011       12.952026        12.564113        141,859.5060
  01/01/2012    to  12/31/2012       12.564113        14.464335        110,727.3157
  01/01/2013    to  12/31/2013       14.464335        16.681271         87,614.5439
  01/01/2014    to  12/31/2014       16.681271        16.994178         66,555.7148
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.079057        17.068231        823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828        755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149        648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699        510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373        486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413        428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160        363,408.0986
  01/01/2012    to  12/31/2012       23.760160        26.421594        324,381.2024
  01/01/2013    to  12/31/2013       26.421594        28.090996        292,012.0085
  01/01/2014    to  12/31/2014       28.090996        28.994604        251,190.3341
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997877        10.212345          6,039.9426
  01/01/2011    to  12/31/2011       10.212345        10.257514         24,923.2211
  01/01/2012    to  12/31/2012       10.257514        10.839267         27,652.8566
  01/01/2013    to  12/31/2013       10.839267        11.081973         55,509.9936
  01/01/2014    to  12/31/2014       11.081973        10.991845         39,286.8888
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878         9.757096         91,632.1430
  01/01/2012    to  12/31/2012        9.757096        10.028733         72,506.4837
  01/01/2013    to  12/31/2013       10.028733         9.989104         87,393.6539
  01/01/2014    to  12/31/2014        9.989104         9.939505        114,407.0595
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301        10.886207              0.0000
  01/01/2010    to  12/31/2010       10.886207        12.170430          5,950.1434
  01/01/2011    to  12/31/2011       12.170430        11.943992         11,007.6424
  01/01/2012    to  12/31/2012       11.943992        13.439500          9,315.4374
  01/01/2013    to  12/31/2013       13.439500        13.370076         11,030.7084
  01/01/2014    to  12/31/2014       13.370076        13.314584          9,066.3898
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.689009        11.617570        750,229.0859
  01/01/2006    to  12/31/2006       11.617570        13.000581        825,320.3725
  01/01/2007    to  12/31/2007       13.000581        13.169061        841,388.5477
  01/01/2008    to  12/31/2008       13.169061         7.674018      1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737      1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114      1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773        936,437.0345
  01/01/2012    to  12/31/2012       10.666773        12.260127        839,062.7299
  01/01/2013    to  12/31/2013       12.260127        15.633590        777,351.3200
  01/01/2014    to  12/31/2014       15.633590        16.176434        616,866.3906
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.986072        10.438856         23,487.6249
  01/01/2013    to  12/31/2013       10.438856        11.754454         95,553.5466
  01/01/2014    to  12/31/2014       11.754454        12.690330         99,759.8163
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078945         1.127041              0.0000
  01/01/2014    to  12/31/2014        1.127041         1.212477         65,724.1605
============   ==== ==========       =========        =========      ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.264232        16.219476        566,572.8777
  01/01/2006    to  12/31/2006       16.219476        18.067717        591,268.6125
  01/01/2007    to  12/31/2007       18.067717        17.250907        491,801.0641
  01/01/2008    to  12/31/2008       17.250907        11.919451        361,320.7979
  01/01/2009    to  12/31/2009       11.919451        14.840417        328,782.6600
  01/01/2010    to  12/31/2010       14.840417        17.519779        289,746.7062
  01/01/2011    to  12/31/2011       17.519779        15.700881        254,413.5291
  01/01/2012    to  12/31/2012       15.700881        18.238666        230,462.4788
  01/01/2013    to  12/31/2013       18.238666        23.785204        174,443.6760
  01/01/2014    to  12/31/2014       23.785204        23.821107        149,731.4938
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726        10.467975        291,585.4002
  01/01/2007    to  12/31/2007       10.467975        14.080259         77,966.6976
  01/01/2008    to  12/31/2008       14.080259         6.164667        364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869        410,476.1700
  01/01/2010    to  12/31/2010       10.254869        12.485909        410,275.0363
  01/01/2011    to  12/31/2011       12.485909         9.994683        382,555.7221
  01/01/2012    to  12/31/2012        9.994683        11.699610        353,069.8090
  01/01/2013    to  12/31/2013       11.699610        10.945850        349,212.7922
  01/01/2014    to  12/31/2014       10.945850        10.074676        351,407.3540
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.126240        12.759052        854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560        785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236        652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197        596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369        540,968.0700
  01/01/2010    to  12/31/2010       13.063369        14.336647        491,102.2681
  01/01/2011    to  12/31/2011       14.336647        12.610368        452,308.2946
  01/01/2012    to  12/31/2012       12.610368        14.497083        418,999.9565
  01/01/2013    to  12/31/2013       14.497083        17.025678        363,367.1525
  01/01/2014    to  12/31/2014       17.025678        15.598789        330,191.4479
============   ==== ==========       =========        =========        ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999788         1.034516              0.0000
============   ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.189656        11.170860        470,076.5019
  01/01/2006    to  12/31/2006       11.170860        11.042066        447,191.6871
  01/01/2007    to  12/31/2007       11.042066        12.045226        432,594.9317
  01/01/2008    to  12/31/2008       12.045226        11.042431        384,673.7109
  01/01/2009    to  12/31/2009       11.042431        12.834995        462,144.7100
  01/01/2010    to  12/31/2010       12.834995        13.618440        474,352.0973
  01/01/2011    to  12/31/2011       13.618440        14.903492        444,779.5970
  01/01/2012    to  12/31/2012       14.903492        16.013001        422,754.5344
  01/01/2013    to  12/31/2013       16.013001        14.304314        328,697.5153
  01/01/2014    to  12/31/2014       14.304314        14.491787        288,900.9516
============   ==== ==========       =========        =========        ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.022053        12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484        1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600        1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402        1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905        1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905        16.142116        1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116        16.398294        1,192,865.4435
  01/01/2012    to  12/31/2012       16.398294        17.641576        1,145,734.6700
  01/01/2013    to  12/31/2013       17.641576        17.037533        1,046,588.4881
  01/01/2014    to  12/31/2014       17.037533        17.478695          876,449.6340
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754        16.037793           61,906.1300
  01/01/2010    to  12/31/2010       16.037793        18.306978           42,135.0744
  01/01/2011    to  12/31/2011       18.306978        17.147741           35,679.2868
  01/01/2012    to  12/31/2012       17.147741        18.634623           34,442.5326
  01/01/2013    to  12/31/2013       18.634623        24.350383           36,693.2866
  01/01/2014    to  12/31/2014       24.350383        26.596808           25,881.8827
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.229967        24.376105            8,891.5389
  01/01/2011    to  12/31/2011       24.376105        24.831966           16,152.9711
  01/01/2012    to  12/31/2012       24.831966        27.248639           26,183.7495
  01/01/2013    to  12/31/2013       27.248639        27.208078           34,966.6484
  01/01/2014    to  12/31/2014       27.208078        27.979779           51,296.6141
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.756296        10.911620            6,476.7238
  01/01/2013    to  12/31/2013       10.911620        10.258227                0.0000
  01/01/2014    to  12/31/2014       10.258227        10.863707              786.7459
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215677        10.741899            2,754.7806
  01/01/2014    to  12/31/2014       10.741899        11.490620            7,922.8233
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721         1.067048          102,507.6832
  01/01/2013    to  12/31/2013        1.067048         1.156866           90,431.3613
  01/01/2014    to  12/31/2014        1.156866         1.227228          121,820.1471
============   ==== ==========       =========        =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366070         8.529438        115,046.5345
  01/01/2009    to  12/31/2009        8.529438        10.488347        232,249.8700
  01/01/2010    to  12/31/2010       10.488347        11.591023        287,201.3153
  01/01/2011    to  12/31/2011       11.591023        11.534218        240,756.1157
  01/01/2012    to  12/31/2012       11.534218        12.814640        200,506.0584
  01/01/2013    to  12/31/2013       12.814640        14.249194        159,708.6713
  01/01/2014    to  12/31/2014       14.249194        14.845443        154,433.3538
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746225         7.819791         35,040.3316
  01/01/2009    to  12/31/2009        7.819791         9.940016         78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483        207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774        210,262.8165
  01/01/2012    to  12/31/2012       10.766774        12.193838        170,007.8619
  01/01/2013    to  12/31/2013       12.193838        14.176143        116,431.9234
  01/01/2014    to  12/31/2014       14.176143        14.708912        157,390.2312
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.587002        48.446417        598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289        551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185        486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814        411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431        395,436.6000
  01/01/2010    to  12/31/2010       41.928431        48.309957        368,915.5742
  01/01/2011    to  12/31/2011       48.309957        45.660800        327,734.0317
  01/01/2012    to  12/31/2012       45.660800        53.037202        287,622.0925
  01/01/2013    to  12/31/2013       53.037202        69.859904        250,679.3885
  01/01/2014    to  12/31/2014       69.859904        77.920551        217,560.0163
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.075043         7.985522        911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710        906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240        663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290        573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937        597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880        562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799        503,082.1328
  01/01/2012    to  12/31/2012       10.001799        11.194572        449,918.8428
  01/01/2013    to  12/31/2013       11.194572        15.054336        415,092.9530
  01/01/2014    to  12/31/2014       15.054336        16.716356        319,662.6802
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.935607        15.277449        192,488.4935
  01/01/2014    to  12/31/2014       15.277449        14.539548        187,807.2959
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088298         6.048679         88,636.9687
  01/01/2009    to  12/31/2009        6.048679         8.490229        253,027.1900
  01/01/2010    to  12/31/2010        8.490229         8.935936        251,717.4143
  01/01/2011    to  12/31/2011        8.935936         7.541827        255,756.1243
  01/01/2012    to  12/31/2012        7.541827         8.720379        229,064.7049
  01/01/2013    to  04/26/2013        8.720379         9.039946              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.191970        14.675475          5,525.9400
  01/01/2010    to  12/31/2010       14.675475        15.266288          8,220.3652
  01/01/2011    to  12/31/2011       15.266288        16.106936         12,950.0858
  01/01/2012    to  12/31/2012       16.106936        16.426112          9,286.0906
  01/01/2013    to  12/31/2013       16.426112        15.757749         36,995.0079
  01/01/2014    to  12/31/2014       15.757749        16.362498         40,853.4368
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128        664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723        870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348      1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329      2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094      1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239      1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326        942,625.3766
  01/01/2012    to  12/31/2012       10.265326        10.106578      1,086,706.2707
  01/01/2013    to  12/31/2013       10.106578         9.951130        792,241.1538
  01/01/2014    to  12/31/2014        9.951130         9.798073        728,579.0273
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.892782         9.900879              0.0000
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.819915        17.648988         63,399.9737
  01/01/2014    to  12/31/2014       17.648988        19.267510         45,332.7249
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.103863        12.175337        112,476.1212
  01/01/2006    to  12/31/2006       12.175337        12.716515        120,339.3706
  01/01/2007    to  12/31/2007       12.716515        15.543311        134,321.4342
  01/01/2008    to  12/31/2008       15.543311         7.912081        166,760.8015
  01/01/2009    to  12/31/2009        7.912081        11.464744        131,729.3500
  01/01/2010    to  12/31/2010       11.464744        14.354847         75,894.6757
  01/01/2011    to  12/31/2011       14.354847        13.079300         95,516.9448
  01/01/2012    to  12/31/2012       13.079300        13.652250         81,391.2387
  01/01/2013    to  04/26/2013       13.652250        14.724380              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.437354        11.668521        447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506        502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182        451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513        433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236        363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181        344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148        324,999.5625
  01/01/2012    to  12/31/2012       11.995148        13.646987        544,829.0387
  01/01/2013    to  12/31/2013       13.646987        18.372896        462,359.5514
  01/01/2014    to  12/31/2014       18.372896        19.672009        405,129.0160
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565084         9.981362         50,306.4617
  01/01/2008    to  12/31/2008        9.981362         5.718913        350,930.5917
  01/01/2009    to  12/31/2009        5.718913         6.940210        194,389.4800
  01/01/2010    to  12/31/2010        6.940210         7.884813        154,646.0355
  01/01/2011    to  12/31/2011        7.884813         7.465675        218,057.8904
  01/01/2012    to  12/31/2012        7.465675         8.281762        145,710.4554
  01/01/2013    to  04/26/2013        8.281762         8.895884              0.0000
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.308913         8.567167        815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212        844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981        762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980        679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918        545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415        492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579        434,488.9432
  01/01/2012    to  04/27/2012        8.046579         9.047954              0.0000
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       15.030239        16.236413        400,291.0627
  01/01/2006    to  12/31/2006       16.236413        17.933554        397,406.9629
  01/01/2007    to  12/31/2007       17.933554        16.407030        360,709.1911
  01/01/2008    to  12/31/2008       16.407030         8.701509        297,363.5059
  01/01/2009    to  12/31/2009        8.701509        12.097394        272,777.0400
  01/01/2010    to  12/31/2010       12.097394        13.669557        225,373.0875
  01/01/2011    to  12/31/2011       13.669557        14.333336        234,294.1868
  01/01/2012    to  12/31/2012       14.333336        15.746118        196,773.5114
  01/01/2013    to  12/31/2013       15.746118        21.164392        184,312.5602
  01/01/2014    to  12/31/2014       21.164392        21.187694        151,309.0082
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301        10.133319              0.0000
  01/01/2009    to  12/31/2009       10.133319        14.239504              0.0000
  01/01/2010    to  12/31/2010       14.239504        17.187816          3,017.5166
  01/01/2011    to  12/31/2011       17.187816        14.173361          5,191.3554
  01/01/2012    to  12/31/2012       14.173361        16.452693          5,247.6354
  01/01/2013    to  12/31/2013       16.452693        20.671154          8,103.1670
  01/01/2014    to  12/31/2014       20.671154        18.990638          6,421.8870
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.760325        14.018688          3,221.2296
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.356889        14.743659      4,407,926.8676
============   ==== ==========       =========        =========      ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.109092        10.399957          513,441.3181
  01/01/2006    to  12/31/2006       10.399957        11.123726          823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009        1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519        2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254        2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937        2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477        2,115,155.9229
  01/01/2012    to  12/31/2012       12.001477        13.105255        2,297,530.1270
  01/01/2013    to  12/31/2013       13.105255        14.075290        1,879,942.8260
  01/01/2014    to  04/25/2014       14.075290        14.184385                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.229313        10.657886        1,548,912.2565
  01/01/2006    to  12/31/2006       10.657886        11.568201        2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278        3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057        3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096        3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096        12.040052        3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052        11.841405        3,935,094.1230
  01/01/2012    to  12/31/2012       11.841405        13.103329        3,530,442.6122
  01/01/2013    to  12/31/2013       13.103329        14.737182        3,171,181.0548
  01/01/2014    to  04/25/2014       14.737182        14.795444                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.764283        15.276918        7,087,722.8999
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.392980        10.962390        5,274,938.1462
  01/01/2006    to  12/31/2006       10.962390        12.087152        7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152        12.481300        9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300         8.364141       10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112       10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112        11.820410        9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410        11.440794        9,159,590.7551
  01/01/2012    to  12/31/2012       11.440794        12.833143        8,345,063.0100
  01/01/2013    to  12/31/2013       12.833143        15.089511        7,600,157.5873
  01/01/2014    to  04/25/2014       15.089511        15.103578                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.737691        15.337387        9,384,594.2136
============   ==== ==========       =========        =========       ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         7.026370          586,127.7145
  01/01/2009    to  12/31/2009        7.026370         8.893585          877,303.5700
  01/01/2010    to  12/31/2010        8.893585         9.636546        1,095,803.9949
  01/01/2011    to  12/31/2011        9.636546         9.321590          950,200.6864
  01/01/2012    to  12/31/2012        9.321590        10.657275          978,490.6907
  01/01/2013    to  04/26/2013       10.657275        11.467659                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.603907        11.393996        5,439,760.9416
  01/01/2006    to  12/31/2006       11.393996        12.744446        8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446        13.137431       11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585       11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407       10,438,656.6604
  01/01/2012    to  12/31/2012       11.080407        12.624065        9,999,961.7509
  01/01/2013    to  12/31/2013       12.624065        15.651096       10,020,906.3295
  01/01/2014    to  04/25/2014       15.651096        15.580490                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843        13.616598                0.0000
  01/01/2010    to  12/31/2010       13.616598        16.882236            2,093.8174
  01/01/2011    to  12/31/2011       16.882236        16.250831            6,628.1527
  01/01/2012    to  12/31/2012       16.250831        18.762206            8,509.7577
  01/01/2013    to  12/31/2013       18.762206        24.524407            8,608.0435
  01/01/2014    to  12/31/2014       24.524407        26.371729           15,135.3832
============   ==== ==========       =========        =========       ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.311929        11.627388          229,626.4664
  01/01/2006    to  12/31/2006       11.627388        13.190324          213,766.2941
  01/01/2007    to  12/31/2007       13.190324        13.635141          221,264.4210
  01/01/2008    to  12/31/2008       13.635141         8.424388          216,440.5197
  01/01/2009    to  12/31/2009        8.424388        10.446974          190,401.0500
  01/01/2010    to  12/31/2010       10.446974        11.779268          168,592.6342
  01/01/2011    to  12/31/2011       11.779268        11.790488          177,264.0412
  01/01/2012    to  12/31/2012       11.790488        13.401926          146,636.0088
  01/01/2013    to  12/31/2013       13.401926        17.382241           96,688.3209
  01/01/2014    to  12/31/2014       17.382241        19.360613          110,598.1876
============   ==== ==========       =========        =========       ===============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.482830        21.574246       97,607.7969
  01/01/2014    to  12/31/2014       21.574246        23.486045       91,526.4498
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         6.593315       37,172.7960
  01/01/2009    to  12/31/2009        6.593315         8.107374      132,880.4000
  01/01/2010    to  12/31/2010        8.107374         8.862691      172,740.9336
  01/01/2011    to  12/31/2011        8.862691         8.678933      201,264.2905
  01/01/2012    to  12/31/2012        8.678933         9.733885      173,253.4134
  01/01/2013    to  04/26/2013        9.733885        10.657517            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.084172        11.694698            0.0000
  01/01/2010    to  12/31/2010       11.694698        12.408974        1,637.9808
  01/01/2011    to  12/31/2011       12.408974        10.672477        1,743.8301
  01/01/2012    to  12/31/2012       10.672477        12.392538            0.0000
  01/01/2013    to  12/31/2013       12.392538        14.817713            0.0000
  01/01/2014    to  12/31/2014       14.817713        13.666180        4,931.6370
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.689669        24.563132       61,532.2303
  01/01/2014    to  12/31/2014       24.563132        24.112658       55,751.6903
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.501246        14.365513      137,230.5751
  01/01/2006    to  12/31/2006       14.365513        16.220973      134,582.3983
  01/01/2007    to  12/31/2007       16.220973        15.537282      137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452      122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651      133,468.2100
  01/01/2010    to  12/31/2010       12.709651        15.374940      133,230.1827
  01/01/2011    to  12/31/2011       15.374940        14.340195      101,338.5884
  01/01/2012    to  12/31/2012       14.340195        14.864760       84,563.8075
  01/01/2013    to  04/26/2013       14.864760        16.109809            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792        13.846549            0.0000
  01/01/2010    to  12/31/2010       13.846549        17.252923        4,759.2141
  01/01/2011    to  12/31/2011       17.252923        16.252871        1,396.6129
  01/01/2012    to  12/31/2012       16.252871        18.553158          458.4027
  01/01/2013    to  12/31/2013       18.553158        25.231826        5,375.8055
  01/01/2014    to  12/31/2014       25.231826        26.018865        7,576.8983
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.050592        21.507664        251,683.9892
  01/01/2014    to  12/31/2014       21.507664        23.045926        246,563.2527
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.315511         4.717416        188,547.0776
  01/01/2006    to  12/31/2006        4.717416         4.893393        180,050.3606
  01/01/2007    to  12/31/2007        4.893393         6.336505        282,587.0288
  01/01/2008    to  12/31/2008        6.336505         3.465479        368,809.9524
  01/01/2009    to  12/31/2009        3.465479         5.424533        317,879.3700
  01/01/2010    to  12/31/2010        5.424533         6.820134        320,664.4901
  01/01/2011    to  12/31/2011        6.820134         6.050937        354,105.7174
  01/01/2012    to  12/31/2012        6.050937         6.679328        280,696.4979
  01/01/2013    to  04/26/2013        6.679328         6.981386              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661        14.761175          6,395.6400
  01/01/2010    to  12/31/2010       14.761175        18.752786          6,699.3213
  01/01/2011    to  12/31/2011       18.752786        15.385924          7,572.2550
  01/01/2012    to  12/31/2012       15.385924        15.538597          7,769.1703
  01/01/2013    to  12/31/2013       15.538597        16.945060         15,135.0075
  01/01/2014    to  12/31/2014       16.945060        13.543729         19,102.5613
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699        15.524317            590.2826
  01/01/2006    to  12/31/2006       15.524317        15.884610            956.2114
  01/01/2007    to  12/31/2007       15.884610        16.269782          1,574.9014
  01/01/2008    to  12/31/2008       16.269782        15.933627          7,981.1337
  01/01/2009    to  12/31/2009       15.933627        16.328707         46,000.8400
  01/01/2010    to  12/31/2010       16.328707        16.960653         52,317.2259
  01/01/2011    to  12/31/2011       16.960653        17.579867         17,883.7229
  01/01/2012    to  12/31/2012       17.579867        17.835571         14,057.1652
  01/01/2013    to  12/31/2013       17.835571        17.402272         11,054.6297
  01/01/2014    to  12/31/2014       17.402272        17.571568          8,437.0857
============   ==== ==========       =========        =========        ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.847038        12.847742        1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087        1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819        1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125        1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436        1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051        1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860        1,027,299.5651
  01/01/2012    to  12/31/2012       11.959860        13.270583          935,096.9332
  01/01/2013    to  12/31/2013       13.270583        17.447529          772,027.7312
  01/01/2014    to  12/31/2014       17.447529        18.973811          645,530.0514
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.193556        10.523925       23,150.1404
  01/01/2013    to  12/31/2013       10.523925        11.505530       36,296.3676
  01/01/2014    to  12/31/2014       11.505530        12.148862       38,075.9934
============   ==== ==========       =========        =========      ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996816         1.038614            0.0000
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592      262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173      293,594.3300
  01/01/2010    to  12/31/2010        8.904173         9.823637      437,715.0320
  01/01/2011    to  12/31/2011        9.823637         9.457635      619,858.7223
  01/01/2012    to  12/31/2012        9.457635        10.560561      527,047.5359
  01/01/2013    to  12/31/2013       10.560561        12.312852      466,188.9874
  01/01/2014    to  12/31/2014       12.312852        12.843992      437,931.4081
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852      301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726      348,859.9500
  01/01/2010    to  12/31/2010        8.370726         9.343994      362,485.6331
  01/01/2011    to  12/31/2011        9.343994         8.756372      392,835.4769
  01/01/2012    to  12/31/2012        8.756372        10.003997      364,710.5667
  01/01/2013    to  12/31/2013       10.003997        12.311051      282,300.6189
  01/01/2014    to  12/31/2014       12.311051        12.883114      326,789.5242
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746       25,049.8499
  01/01/2009    to  12/31/2009        5.749746         7.855089      111,585.8100
  01/01/2010    to  12/31/2010        7.855089         9.142614      112,723.6956
  01/01/2011    to  12/31/2011        9.142614         8.579473       90,193.6176
  01/01/2012    to  12/31/2012        8.579473         9.907680       98,695.1822
  01/01/2013    to  12/31/2013        9.907680        12.648353       96,409.1616
  01/01/2014    to  12/31/2014       12.648353        13.459522       97,023.6090
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156        185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251        227,932.0100
  01/01/2010    to  12/31/2010        9.312251        10.067374        281,795.4560
  01/01/2011    to  12/31/2011       10.067374         9.921913        303,799.5328
  01/01/2012    to  12/31/2012        9.921913        10.816479        310,701.3148
  01/01/2013    to  12/31/2013       10.816479        12.078006        130,408.4905
  01/01/2014    to  12/31/2014       12.078006        12.604410        120,193.7737
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.124600        11.511758         50,000.7473
  01/01/2013    to  12/31/2013       11.511758        10.939356         48,950.7582
  01/01/2014    to  12/31/2014       10.939356        11.190495         39,458.9681
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.949122        10.254082         40,627.4999
  01/01/2013    to  12/31/2013       10.254082        11.126036         98,345.1228
  01/01/2014    to  12/31/2014       11.126036        11.591394         97,126.7225
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423          2,261.7523
  01/01/2009    to  12/31/2009       12.195423        17.591890         17,794.7400
  01/01/2010    to  12/31/2010       17.591890        20.033380         46,153.6390
  01/01/2011    to  12/31/2011       20.033380        20.168240         30,105.1747
  01/01/2012    to  12/31/2012       20.168240        23.118155         34,319.3431
  01/01/2013    to  12/31/2013       23.118155        24.862243         45,700.9973
  01/01/2014    to  12/31/2014       24.862243        25.261255         44,085.8275
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.812153        14.277527        535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711        431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793        318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596        283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998        264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858        235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028        215,937.4181
  01/01/2012    to  12/31/2012       13.026028        16.141583        204,531.3882
  01/01/2013    to  12/31/2013       16.141583        16.440377        185,105.4259
  01/01/2014    to  12/31/2014       16.440377        18.316874        172,852.7576
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.110320         7.943847        1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353        1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216        1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841        1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174        1,124,474.5500
  01/01/2010    to  12/31/2010        6.055174         7.372926          962,269.7439
  01/01/2011    to  12/31/2011        7.372926         7.488041          959,691.6583
  01/01/2012    to  12/31/2012        7.488041         8.727953          829,658.2845
  01/01/2013    to  12/31/2013        8.727953        12.500172          705,742.6383
  01/01/2014    to  12/31/2014       12.500172        14.618625          624,157.2520
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      140.928841       144.689994               15.9878
  01/01/2011    to  12/31/2011      144.689994       131.588146              985.7678
  01/01/2012    to  12/31/2012      131.588146       158.564774              979.6271
  01/01/2013    to  12/31/2013      158.564774       200.867763              747.7896
  01/01/2014    to  04/25/2014      200.867763       209.000348                0.0000
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246771        10.621157                0.0000
  01/01/2006    to  12/31/2006       10.621157        11.135542          274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387          214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138          213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944          197,464.6700
  01/01/2010    to  12/31/2010        6.242944         6.591246          197,210.7906
  01/01/2011    to  04/29/2011        6.591246         7.002829                0.0000
============   ==== ==========      ==========       ==========        ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.951741        13.230588          192,469.8754
  01/01/2006    to  12/31/2006       13.230588        15.056884          196,663.5853
  01/01/2007    to  12/31/2007       15.056884        15.267724          183,925.9084
  01/01/2008    to  12/31/2008       15.267724         9.599510          145,317.0505
  01/01/2009    to  12/31/2009        9.599510        12.492580          135,131.6800
  01/01/2010    to  12/31/2010       12.492580        15.266007          115,778.2577
  01/01/2011    to  12/31/2011       15.266007        14.071615          110,467.2548
  01/01/2012    to  12/31/2012       14.071615        16.347741           96,113.1603
  01/01/2013    to  12/31/2013       16.347741        21.330590           79,129.1149
  01/01/2014    to  12/31/2014       21.330590        23.757158           77,071.9942
============   ==== ==========      ==========       ==========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.858377        15.573010        541,506.2615
  01/01/2006    to  12/31/2006       15.573010        19.738183        508,578.8353
  01/01/2007    to  12/31/2007       19.738183        19.196255        468,248.8267
  01/01/2008    to  12/31/2008       19.196255        11.161587        397,748.9575
  01/01/2009    to  12/31/2009       11.161587        17.024193        370,385.6300
  01/01/2010    to  12/31/2010       17.024193        19.495409        349,291.8637
  01/01/2011    to  12/31/2011       19.495409        16.443106        324,112.2935
  01/01/2012    to  12/31/2012       16.443106        20.903672        283,076.1862
  01/01/2013    to  12/31/2013       20.903672        26.830898        254,564.4469
  01/01/2014    to  12/31/2014       26.830898        24.863707        226,173.5527
============   ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010672         1.046190        669,786.3310
  01/01/2013    to  12/31/2013        1.046190         1.048221        504,790.7826
  01/01/2014    to  12/31/2014        1.048221         1.088609        425,075.7141
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209        308,485.8477
  01/01/2012    to  12/31/2012        9.843209        11.474433        247,968.6637
  01/01/2013    to  12/31/2013       11.474433        15.281396        261,124.0450
  01/01/2014    to  12/31/2014       15.281396        16.431078        233,052.5696
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232        376,060.7178
  01/01/2012    to  12/31/2012       23.905232        26.967694        331,954.8656
  01/01/2013    to  12/31/2013       26.967694        34.565396        282,119.9241
  01/01/2014    to  12/31/2014       34.565396        37.278435        247,815.7705
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.078766        12.863783        950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465        777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081        623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270        522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996        494,629.7400
  01/01/2010    to  12/31/2010       12.520996        15.540993        430,112.0260
  01/01/2011    to  12/31/2011       15.540993        15.121905        381,242.4072
  01/01/2012    to  12/31/2012       15.121905        17.584715        319,962.5374
  01/01/2013    to  12/31/2013       17.584715        24.246340        283,830.4420
  01/01/2014    to  12/31/2014       24.246340        25.736259        263,370.8828
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.093127        10.534498         21,127.3761
  01/01/2014    to  12/31/2014       10.534498        10.889748         21,064.9923
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038190         8.936988         26,327.2864
  01/01/2009    to  12/31/2009        8.936988         9.856360         53,615.6600
  01/01/2010    to  12/31/2010        9.856360        10.286561         44,248.9136
  01/01/2011    to  12/31/2011       10.286561        10.704420         41,767.8518
  01/01/2012    to  12/31/2012       10.704420        11.045917         43,928.8479
  01/01/2013    to  04/26/2013       11.045917        11.017198              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012726         1.048233        253,930.9724
  01/01/2013    to  12/31/2013        1.048233         1.144363        340,694.7303
  01/01/2014    to  12/31/2014        1.144363         1.204158        373,318.1139
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.322142              0.0000
  01/01/2007    to  12/31/2007       10.322142        12.980214         26,979.7464
  01/01/2008    to  12/31/2008       12.980214         7.754770         39,834.4196
  01/01/2009    to  12/31/2009        7.754770        10.741407         44,736.6600
  01/01/2010    to  12/31/2010       10.741407        12.891564         53,991.6914
  01/01/2011    to  12/31/2011       12.891564        12.492986         72,580.5568
  01/01/2012    to  12/31/2012       12.492986        14.368003         44,582.6411
  01/01/2013    to  12/31/2013       14.368003        16.553618         42,733.4063
  01/01/2014    to  12/31/2014       16.553618        16.847273         42,020.4666
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.014558        16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141        1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056        1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076          875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701          788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466          714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333          631,248.8694
  01/01/2012    to  12/31/2012       23.505333        26.111964          576,708.8517
  01/01/2013    to  12/31/2013       26.111964        27.734056          500,702.0517
  01/01/2014    to  12/31/2014       27.734056        28.597570          459,829.4242
============   ==== ==========       =========        =========        ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997740        10.205438              974.7689
  01/01/2011    to  12/31/2011       10.205438        10.240357           13,455.9965
  01/01/2012    to  12/31/2012       10.240357        10.810264           14,160.0906
  01/01/2013    to  12/31/2013       10.810264        11.041274           27,394.7725
  01/01/2014    to  12/31/2014       11.041274        10.940529           26,315.6341
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493          100,515.5377
  01/01/2012    to  12/31/2012        9.750493        10.011875           99,181.1616
  01/01/2013    to  12/31/2013       10.011875         9.962344          129,648.9158
  01/01/2014    to  12/31/2014        9.962344         9.902968          132,106.8158
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904                0.0000
  01/01/2010    to  12/31/2010       10.878904        12.150119              373.6083
  01/01/2011    to  12/31/2011       12.150119        11.912168                0.0000
  01/01/2012    to  12/31/2012       11.912168        13.390224                0.0000
  01/01/2013    to  12/31/2013       13.390224        13.307738                0.0000
  01/01/2014    to  12/31/2014       13.307738        13.239254                0.0000
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.687313        11.604154        899,364.1233
  01/01/2006    to  12/31/2006       11.604154        12.972623        932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531        801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126      1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104      1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466      1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647      1,475,021.8225
  01/01/2012    to  12/31/2012       10.590647        12.160401      1,278,085.9257
  01/01/2013    to  12/31/2013       12.160401        15.490933      1,155,739.8757
  01/01/2014    to  12/31/2014       15.490933        16.012798      1,011,415.4208
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.976006        10.421339         59,460.1030
  01/01/2013    to  12/31/2013       10.421339        11.723002        112,796.5477
  01/01/2014    to  12/31/2014       11.723002        12.643725        123,840.1809
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078419         1.125733        129,725.2076
  01/01/2014    to  12/31/2014        1.125733         1.209859        137,530.2281
============   ==== ==========       =========        =========      ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.226210        16.160130        675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664        622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385        554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161        453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955        437,967.3100
  01/01/2010    to  12/31/2010       14.726955        17.368472        409,640.4970
  01/01/2011    to  12/31/2011       17.368472        15.549747        357,783.6433
  01/01/2012    to  12/31/2012       15.549747        18.044960        288,839.3804
  01/01/2013    to  12/31/2013       18.044960        23.509085        255,435.4932
  01/01/2014    to  12/31/2014       23.509085        23.521029        222,151.9762
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946           4,310.7289
  01/01/2007    to  12/31/2007       10.460946        14.056678          37,369.9794
  01/01/2008    to  12/31/2008       14.056678         6.148147         299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171         519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597         536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069         323,403.4527
  01/01/2012    to  12/31/2012        9.938069        11.621652         288,183.6798
  01/01/2013    to  12/31/2013       11.621652        10.862041         274,993.3699
  01/01/2014    to  12/31/2014       10.862041         9.987536         275,583.2739
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782         811,492.2697
  01/01/2012    to  12/31/2012       12.484782        14.338294         687,157.9602
  01/01/2013    to  12/31/2013       14.338294        16.822371         610,656.1413
  01/01/2014    to  12/31/2014       16.822371        15.397104         578,378.3784
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999774         1.033802               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.170963        11.141080         579,488.0413
  01/01/2006    to  12/31/2006       11.141080        11.001649         528,394.1723
  01/01/2007    to  12/31/2007       11.001649        11.989080         474,331.6052
  01/01/2008    to  12/31/2008       11.989080        10.979939         761,461.4361
  01/01/2009    to  12/31/2009       10.979939        12.749612         402,376.5800
  01/01/2010    to  12/31/2010       12.749612        13.514326         372,861.4424
  01/01/2011    to  12/31/2011       13.514326        14.774818         336,942.7620
  01/01/2012    to  12/31/2012       14.774818        15.858800         293,165.4416
  01/01/2013    to  12/31/2013       15.858800        14.152398         264,576.1643
  01/01/2014    to  12/31/2014       14.152398        14.323547         247,595.1862
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.976661        12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425        2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264        2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346        1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943        1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440        1,653,302.6824
  01/01/2012    to  12/31/2012       16.222440        17.434855        1,568,092.3363
  01/01/2013    to  12/31/2013       17.434855        16.821055        1,338,467.6090
  01/01/2014    to  12/31/2014       16.821055        17.239364        1,249,745.7591
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564          219,658.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926          193,556.9963
  01/01/2011    to  12/31/2011       17.999926        16.843308          179,021.9674
  01/01/2012    to  12/31/2012       16.843308        18.285402          168,066.6978
  01/01/2013    to  12/31/2013       18.285402        23.870178          154,882.1120
  01/01/2014    to  12/31/2014       23.870178        26.046242          145,909.0723
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.765934        12.338270            5,385.0076
  01/01/2011    to  12/31/2011       12.338270        12.556481           12,044.9653
  01/01/2012    to  12/31/2012       12.556481        13.764649           18,855.9154
  01/01/2013    to  12/31/2013       13.764649        13.730420           69,708.9116
  01/01/2014    to  12/31/2014       13.730420        14.105743           71,568.7731
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.745460        10.893314            4,955.6568
  01/01/2013    to  12/31/2013       10.893314        10.230778            3,513.9544
  01/01/2014    to  12/31/2014       10.230778        10.823809            3,495.1243
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215398        10.734370           21,814.0123
  01/01/2014    to  12/31/2014       10.734370        11.471089           32,324.1856
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315          298,319.2848
  01/01/2013    to  12/31/2013        1.066315         1.154916          156,767.4677
  01/01/2014    to  12/31/2014        1.154916         1.223934          150,451.6988
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714        544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805        516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272        560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321        522,587.2322
  01/01/2012    to  12/31/2012       11.462321        12.721967        482,602.3095
  01/01/2013    to  12/31/2013       12.721967        14.132010        467,216.0600
  01/01/2014    to  12/31/2014       14.132010        14.708639        406,843.8429
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369        186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797        178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919        177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652        153,429.2823
  01/01/2012    to  12/31/2012       10.699652        12.105646        145,000.0383
  01/01/2013    to  12/31/2013       12.105646        14.059551        142,856.3683
  01/01/2014    to  12/31/2014       14.059551        14.573355        138,199.5291
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263      1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706        874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455        782,558.3000
  01/01/2010    to  12/31/2010       41.561455        47.839303        706,253.3098
  01/01/2011    to  12/31/2011       47.839303        45.170832        618,072.9799
  01/01/2012    to  12/31/2012       45.170832        52.415371        547,941.5018
  01/01/2013    to  12/31/2013       52.415371        68.971868        468,775.4611
  01/01/2014    to  12/31/2014       68.971868        76.853157        420,126.1036
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279        837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490        733,821.4112
  01/01/2012    to  12/31/2012        9.894490        11.063337        658,232.3926
  01/01/2013    to  12/31/2013       11.063337        14.862995        606,844.5772
  01/01/2014    to  12/31/2014       14.862995        16.487394        542,874.2550
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.796888        15.115190          61,158.8364
  01/01/2014    to  12/31/2014       15.115190        14.370740          56,692.1644
============   ==== ==========       =========        =========       ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088188         6.044506          11,722.8093
  01/01/2009    to  12/31/2009        6.044506         8.475894          57,516.1200
  01/01/2010    to  12/31/2010        8.475894         8.911941          53,555.2900
  01/01/2011    to  12/31/2011        8.911941         7.514062          53,624.4003
  01/01/2012    to  12/31/2012        7.514062         8.679548          51,986.8353
  01/01/2013    to  04/26/2013        8.679548         8.994758               0.0000
============   ==== ==========       =========        =========       ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.043873        14.512748           2,041.9700
  01/01/2010    to  12/31/2010       14.512748        15.081921           6,757.4909
  01/01/2011    to  12/31/2011       15.081921        15.896561           7,581.7872
  01/01/2012    to  12/31/2012       15.896561        16.195277          10,220.8642
  01/01/2013    to  12/31/2013       16.195277        15.520773          10,129.0344
  01/01/2014    to  12/31/2014       15.520773        16.100319           5,985.1965
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155       2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489       1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729         945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238       1,214,459.0350
  01/01/2012    to  12/31/2012       10.155238         9.988143         892,305.6608
  01/01/2013    to  12/31/2013        9.988143         9.824685         577,217.0945
  01/01/2014    to  12/31/2014        9.824685         9.663903         522,085.6698
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.855432         9.860283           3,411.3696
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.687034        17.478966          59,830.4083
  01/01/2014    to  12/31/2014       17.478966        19.062820          56,133.4893
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.096411        12.155042        124,124.2139
  01/01/2006    to  12/31/2006       12.155042        12.682656        117,467.0038
  01/01/2007    to  12/31/2007       12.682656        15.486352        123,761.6709
  01/01/2008    to  12/31/2008       15.486352         7.875156        102,702.5502
  01/01/2009    to  12/31/2009        7.875156        11.399836         90,192.5100
  01/01/2010    to  12/31/2010       11.399836        14.259327         80,395.3952
  01/01/2011    to  12/31/2011       14.259327        12.979302         71,339.3562
  01/01/2012    to  12/31/2012       12.979302        13.534252         65,044.2462
  01/01/2013    to  04/26/2013       13.534252        14.592475              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.409513        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
  01/01/2012    to  12/31/2012       11.879673        13.502034        844,344.0528
  01/01/2013    to  12/31/2013       13.502034        18.159587        715,700.7992
  01/01/2014    to  12/31/2014       18.159587        19.424182        629,057.1084
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564767         9.979690          7,434.6246
  01/01/2008    to  12/31/2008        9.979690         5.712205          6,548.0307
  01/01/2009    to  12/31/2009        5.712205         6.925141         13,045.5300
  01/01/2010    to  12/31/2010        6.925141         7.859835         15,819.5373
  01/01/2011    to  12/31/2011        7.859835         7.434600         17,173.6182
  01/01/2012    to  12/31/2012        7.434600         8.239005         10,868.1339
  01/01/2013    to  04/26/2013        8.239005         8.847142              0.0000
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (
 FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.277517         8.526290        1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889        1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899        1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779        1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579        1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676        1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229          875,468.2427
  01/01/2012    to  04/27/2012        7.960229         8.947945                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.973492        16.158995          867,876.2326
  01/01/2006    to  12/31/2006       16.158995        17.830257          790,359.5308
  01/01/2007    to  12/31/2007       17.830257        16.296121          695,047.3958
  01/01/2008    to  12/31/2008       16.296121         8.633994          587,616.1037
  01/01/2009    to  12/31/2009        8.633994        11.991528          533,008.4500
  01/01/2010    to  12/31/2010       11.991528        13.536401          472,901.3782
  01/01/2011    to  12/31/2011       13.536401        14.179556          412,917.1867
  01/01/2012    to  12/31/2012       14.179556        15.561525          354,196.6635
  01/01/2013    to  12/31/2013       15.561525        20.895389          315,248.5277
  01/01/2014    to  12/31/2014       20.895389        20.897477          288,216.0374
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600                0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857            7,447.7100
  01/01/2010    to  12/31/2010       14.222857        17.150588           11,503.4759
  01/01/2011    to  12/31/2011       17.150588        14.128534           10,247.1880
  01/01/2012    to  12/31/2012       14.128534        16.384184            7,465.5032
  01/01/2013    to  12/31/2013       16.384184        20.564521           12,430.6973
  01/01/2014    to  12/31/2014       20.564521        18.873780           11,528.2453
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.636606        13.883247           14,939.6581
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.227798        14.601206        2,582,265.6023
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.107486        10.387940        619,534.0776
  01/01/2006    to  12/31/2006       10.387940        11.099798        639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424        812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871      1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781      1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368      1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859      1,125,532.9140
  01/01/2012    to  12/31/2012       11.915859        12.998689      1,102,021.9047
  01/01/2013    to  12/31/2013       12.998689        13.946884        815,412.3193
  01/01/2014    to  04/25/2014       13.946884        14.050555              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.227688        10.645573      1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573        11.543319      1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129      2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651      2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073      2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086      2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922      2,225,206.7572
  01/01/2012    to  12/31/2012       11.756922        12.996773      2,054,478.6658
  01/01/2013    to  12/31/2013       12.996773        14.602732      1,995,052.8777
  01/01/2014    to  04/25/2014       14.602732        14.655843              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.631519        15.129302      4,250,427.4195
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.391330        10.949726      5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726        12.061156      5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938      5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388      7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679      6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788      6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161      5,911,435.3614
  01/01/2012    to  12/31/2012       11.359161        12.728775      5,356,591.1512
  01/01/2013    to  12/31/2013       12.728775        14.951838      4,685,909.5109
  01/01/2014    to  04/25/2014       14.951838        14.961059              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.605151        15.189172      3,750,437.9274
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         7.021527          43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574          85,141.7900
  01/01/2010    to  12/31/2010        8.878574         9.610672          96,192.0851
  01/01/2011    to  12/31/2011        9.610672         9.287285         104,732.7225
  01/01/2012    to  12/31/2012        9.287285        10.607388          95,756.4444
  01/01/2013    to  04/26/2013       10.607388        11.410352               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.602224        11.380836       5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836        12.717038       5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001       5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254       6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709       5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653       5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334       4,778,559.5779
  01/01/2012    to  12/31/2012       11.001334        12.521385       4,354,971.7371
  01/01/2013    to  12/31/2013       12.521385        15.508286       3,988,892.2947
  01/01/2014    to  04/25/2014       15.508286        15.433457               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845             127.5600
  01/01/2010    to  12/31/2010       13.487845        16.705911           4,123.6530
  01/01/2011    to  12/31/2011       16.705911        16.065053           2,222.2364
  01/01/2012    to  12/31/2012       16.065053        18.529086           2,301.6225
  01/01/2013    to  12/31/2013       18.529086        24.195498           3,238.1755
  01/01/2014    to  12/31/2014       24.195498        25.992035           6,213.9955
============   ==== ==========       =========        =========       ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.275442        11.578333         515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585         414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452         357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648         320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283         308,103.0700
  01/01/2010    to  12/31/2010       10.361283        11.670983         289,250.9270
  01/01/2011    to  12/31/2011       11.670983        11.670447         267,489.2266
  01/01/2012    to  12/31/2012       11.670447        13.252153         277,518.4338
  01/01/2013    to  12/31/2013       13.252153        17.170817         257,283.8514
  01/01/2014    to  12/31/2014       17.170817        19.106012         230,239.7692
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.211505        21.243229        106,449.1197
  01/01/2014    to  12/31/2014       21.243229        23.102581         94,844.1570
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         6.588767         21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684         81,813.5000
  01/01/2010    to  12/31/2010        8.093684         8.838888        136,426.8294
  01/01/2011    to  12/31/2011        8.838888         8.646988        149,614.6077
  01/01/2012    to  12/31/2012        8.646988         9.688314        133,951.7523
  01/01/2013    to  04/26/2013        9.688314        10.604251              0.0000
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.989316        11.564961          3,803.6000
  01/01/2010    to  12/31/2010       11.564961        12.259062          4,968.6757
  01/01/2011    to  12/31/2011       12.259062        10.533011          4,951.9829
  01/01/2012    to  12/31/2012       10.533011        12.218310          3,294.9689
  01/01/2013    to  12/31/2013       12.218310        14.594792          6,948.9767
  01/01/2014    to  12/31/2014       14.594792        13.447120          3,947.3730
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.438744        24.233785        131,735.2864
  01/01/2014    to  12/31/2014       24.233785        23.765563        114,009.9385
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.457712        14.304925        355,196.8526
  01/01/2006    to  12/31/2006       14.304925        16.136462        303,858.9772
  01/01/2007    to  12/31/2007       16.136462        15.440795        309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413        281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418        255,106.3100
  01/01/2010    to  12/31/2010       12.605418        15.233624        215,961.8954
  01/01/2011    to  12/31/2011       15.233624        14.194208        200,774.4400
  01/01/2012    to  12/31/2012       14.194208        14.698643        164,834.7569
  01/01/2013    to  04/26/2013       14.698643        15.924716              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928          1,673.3300
  01/01/2010    to  12/31/2010       13.692928        17.044476          1,777.6741
  01/01/2011    to  12/31/2011       17.044476        16.040482          5,757.5793
  01/01/2012    to  12/31/2012       16.040482        18.292316          4,949.2061
  01/01/2013    to  12/31/2013       18.292316        24.852244         13,370.3666
  01/01/2014    to  12/31/2014       24.852244        25.601821          9,481.0081
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.805417        21.184132        266,346.0086
  01/01/2014    to  12/31/2014       21.184132        22.676564        242,893.9827
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.299219         4.694924        368,658.4428
  01/01/2006    to  12/31/2006        4.694924         4.865207        307,457.7590
  01/01/2007    to  12/31/2007        4.865207         6.293680        250,181.0592
  01/01/2008    to  12/31/2008        6.293680         3.438596        197,910.0021
  01/01/2009    to  12/31/2009        3.438596         5.377075        193,617.5000
  01/01/2010    to  12/31/2010        5.377075         6.753719        171,381.7171
  01/01/2011    to  12/31/2011        6.753719         5.986033        162,238.9517
  01/01/2012    to  12/31/2012        5.986033         6.601045        142,451.8593
  01/01/2013    to  04/26/2013        6.601045         6.897369              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903              0.0000
  01/01/2010    to  12/31/2010       14.743903        18.712143              0.0000
  01/01/2011    to  12/31/2011       18.712143        15.337245          2,902.0366
  01/01/2012    to  12/31/2012       15.337245        15.473865          2,886.1056
  01/01/2013    to  12/31/2013       15.473865        16.857599          2,871.5116
  01/01/2014    to  12/31/2014       16.857599        13.460325          2,856.3423
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902              0.0000
  01/01/2006    to  12/31/2006       15.351902        15.692541            943.5295
  01/01/2007    to  12/31/2007       15.692541        16.056909          1,017.6624
  01/01/2008    to  12/31/2008       16.056909        15.709391         20,514.5850
  01/01/2009    to  12/31/2009       15.709391        16.082823         18,391.6300
  01/01/2010    to  12/31/2010       16.082823        16.688556         23,973.3426
  01/01/2011    to  12/31/2011       16.688556        17.280596         38,713.6887
  01/01/2012    to  12/31/2012       17.280596        17.514328         40,078.5139
  01/01/2013    to  12/31/2013       17.514328        17.071751         36,872.8382
  01/01/2014    to  12/31/2014       17.071751        17.220600         16,075.1454
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.802287        12.786459        3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697        3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208        2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293        2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672        2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562        1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530        1,730,378.7213
  01/01/2012    to  12/31/2012       11.831530        13.115000        1,475,057.6244
  01/01/2013    to  12/31/2013       13.115000        17.225755        1,299,516.7289
  01/01/2014    to  12/31/2014       17.225755        18.713913        1,119,764.9789
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.183282        10.506265          31,029.1224
  01/01/2013    to  12/31/2013       10.506265        11.474744          36,091.9456
  01/01/2014    to  12/31/2014       11.474744        12.104244          44,076.9478
============   ==== ==========       =========        =========       ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996802         1.037898          17,424.8035
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082         6.994767         667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143       1,154,563.1900
  01/01/2010    to  12/31/2010        8.889143         9.797260       1,295,316.1893
  01/01/2011    to  12/31/2011        9.797260         9.422832       1,005,057.3599
  01/01/2012    to  12/31/2012        9.422832        10.511129         953,918.5500
  01/01/2013    to  12/31/2013       10.511129        12.242973         901,954.2521
  01/01/2014    to  12/31/2014       12.242973        12.758332         899,395.7867
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082         6.344471       1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591       1,867,799.3600
  01/01/2010    to  12/31/2010        8.356591         9.318900       1,776,916.6631
  01/01/2011    to  12/31/2011        9.318900         8.724143       1,712,550.8998
  01/01/2012    to  12/31/2012        8.724143         9.957163       1,744,580.8279
  01/01/2013    to  12/31/2013        9.957163        12.241176       1,674,526.9680
  01/01/2014    to  12/31/2014       12.241176        12.797185       1,661,958.7401
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083         5.745775         109,505.6773
  01/01/2009    to  12/31/2009        5.745775         7.841818         126,551.0800
  01/01/2010    to  12/31/2010        7.841818         9.118054         139,983.8891
  01/01/2011    to  12/31/2011        9.118054         8.547889         109,005.9439
  01/01/2012    to  12/31/2012        8.547889         9.861290         107,148.6625
  01/01/2013    to  12/31/2013        9.861290        12.576555          99,333.7083
  01/01/2014    to  12/31/2014       12.576555        13.369741          93,337.6115
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081         7.666872        491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538        554,818.2400
  01/01/2010    to  12/31/2010        9.296538        10.040347        638,957.9001
  01/01/2011    to  12/31/2011       10.040347         9.885409        880,141.5031
  01/01/2012    to  12/31/2012        9.885409        10.765856        691,926.6017
  01/01/2013    to  12/31/2013       10.765856        12.009466        650,243.2326
  01/01/2014    to  12/31/2014       12.009466        12.520354        730,545.9736
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.113091        11.492134         71,701.8372
  01/01/2013    to  12/31/2013       11.492134        10.909788         95,116.5795
  01/01/2014    to  12/31/2014       10.909788        11.149090         43,316.9079
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.939093        10.236873         71,453.8968
  01/01/2013    to  12/31/2013       10.236873        11.096263        115,584.2918
  01/01/2014    to  12/31/2014       11.096263        11.548820         88,643.3037
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545        12.045782          5,023.4703
  01/01/2009    to  12/31/2009       12.045782        17.358689         39,039.9500
  01/01/2010    to  12/31/2010       17.358689        19.748068         49,295.1134
  01/01/2011    to  12/31/2011       19.748068        19.861185         56,842.9674
  01/01/2012    to  12/31/2012       19.861185        22.743320         52,997.7712
  01/01/2013    to  12/31/2013       22.743320        24.434687         47,972.7311
  01/01/2014    to  12/31/2014       24.434687        24.802021         42,821.1384
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.803566        14.253740        136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313        157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623        149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364        132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480        120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543        109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451        113,252.4378
  01/01/2012    to  12/31/2012       12.926451        16.002101        115,994.8532
  01/01/2013    to  12/31/2013       16.002101        16.282017         99,005.8233
  01/01/2014    to  12/31/2014       16.282017        18.122311         89,107.6789
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.136100         7.964706        525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836        495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995        422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049        422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778        398,419.7700
  01/01/2010    to  12/31/2010        6.046778         7.355352        358,059.8286
  01/01/2011    to  12/31/2011        7.355352         7.462739        368,564.6284
  01/01/2012    to  12/31/2012        7.462739         8.689722        317,272.3757
  01/01/2013    to  12/31/2013        8.689722        12.432991        325,312.5013
  01/01/2014    to  12/31/2014       12.432991        14.525528        287,273.9499
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      137.018308       140.581867            295.6292
  01/01/2011    to  12/31/2011      140.581867       127.724425            299.9336
  01/01/2012    to  12/31/2012      127.724425       153.754409            953.2243
  01/01/2013    to  12/31/2013      153.754409       194.579444          1,684.6768
  01/01/2014    to  04/25/2014      194.579444       202.393676              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246575        10.619411              0.0000
  01/01/2006    to  12/31/2006       10.619411        11.122610         59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068         71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552         73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925         85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220         75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.943726        13.208544        307,360.8379
  01/01/2006    to  12/31/2006       13.208544        15.016817        418,104.5508
  01/01/2007    to  12/31/2007       15.016817        15.211790        415,804.5835
  01/01/2008    to  12/31/2008       15.211790         9.554730        254,830.4232
  01/01/2009    to  12/31/2009        9.554730        12.421876        229,511.8600
  01/01/2010    to  12/31/2010       12.421876        15.164455        192,975.6214
  01/01/2011    to  12/31/2011       15.164455        13.964054        180,120.7616
  01/01/2012    to  12/31/2012       13.964054        16.206485        156,667.9715
  01/01/2013    to  12/31/2013       16.206485        21.125154        139,166.5819
  01/01/2014    to  12/31/2014       21.125154        23.504834        114,646.0234
============   ==== ==========      ==========       ==========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.889348        15.592262        643,962.4400
  01/01/2006    to  12/31/2006       15.592262        19.742895        742,984.0450
  01/01/2007    to  12/31/2007       19.742895        19.181531        687,008.4094
  01/01/2008    to  12/31/2008       19.181531        11.141818        564,235.6196
  01/01/2009    to  12/31/2009       11.141818        16.977047        508,991.5300
  01/01/2010    to  12/31/2010       16.977047        19.422008        454,241.5700
  01/01/2011    to  12/31/2011       19.422008        16.364832        414,357.2483
  01/01/2012    to  12/31/2012       16.364832        20.783269        358,846.1129
  01/01/2013    to  12/31/2013       20.783269        26.649710        300,712.2169
  01/01/2014    to  12/31/2014       26.649710        24.671106        269,112.2705
============   ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010655         1.045471        870,604.5617
  01/01/2013    to  12/31/2013        1.045471         1.046454      1,101,485.8331
  01/01/2014    to  12/31/2014        1.046454         1.085687      1,060,375.4543
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325         22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227         85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472         96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079         93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174         92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738         80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703         71,491.0091
  01/01/2012    to  12/31/2012        9.777703        11.386622         68,898.6629
  01/01/2013    to  12/31/2013       11.386622        15.149305         83,203.8816
  01/01/2014    to  12/31/2014       15.149305        16.272764         68,325.4971
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921        15.945964         27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088         31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039         35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786         32,560.8482
  01/01/2012    to  12/31/2012       23.144786        26.083594         25,600.6525
  01/01/2013    to  12/31/2013       26.083594        33.398816         22,944.6427
  01/01/2014    to  12/31/2014       33.398816        35.984283         22,776.6929
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.105739        12.879664        362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878        329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940        291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398        256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292        243,029.7000
  01/01/2010    to  12/31/2010       12.486292        15.482445        208,698.8797
  01/01/2011    to  12/31/2011       15.482445        15.049903        185,562.7308
  01/01/2012    to  12/31/2012       15.049903        17.483404        157,912.6788
  01/01/2013    to  12/31/2013       17.483404        24.082576        167,252.7136
  01/01/2014    to  12/31/2014       24.082576        25.536874        115,875.8922
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.037623        10.474723        133,885.6834
  01/01/2014    to  12/31/2014       10.474723        10.817135        134,972.2857
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038080         8.930842         55,376.9498
  01/01/2009    to  12/31/2009        8.930842         9.839740        153,912.6600
  01/01/2010    to  12/31/2010        9.839740        10.258953        159,176.7273
  01/01/2011    to  12/31/2011       10.258953        10.665052        146,729.2690
  01/01/2012    to  12/31/2012       10.665052        10.994233        162,643.6537
  01/01/2013    to  04/26/2013       10.994233        10.965528              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513        327,423.8083
  01/01/2013    to  12/31/2013        1.047513         1.142433        366,115.0998
  01/01/2014    to  12/31/2014        1.142433         1.200926        321,919.3070
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.315213          2,215.1197
  01/01/2007    to  12/31/2007       10.315213        12.958474        117,424.9721
  01/01/2008    to  12/31/2008       12.958474         7.734002        104,320.5870
  01/01/2009    to  12/31/2009        7.734002        10.701942         73,976.5100
  01/01/2010    to  12/31/2010       10.701942        12.831376         51,774.3616
  01/01/2011    to  12/31/2011       12.831376        12.422254         66,490.0724
  01/01/2012    to  12/31/2012       12.422254        14.272304         63,901.6760
  01/01/2013    to  12/31/2013       14.272304        16.426933         54,335.8725
  01/01/2014    to  12/31/2014       16.426933        16.701626         48,833.4875
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826        375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811        329,853.8532
  01/01/2012    to  12/31/2012       23.425811        25.997480        291,789.8651
  01/01/2013    to  12/31/2013       25.997480        27.584862        243,330.3864
  01/01/2014    to  12/31/2014       27.584862        28.415302        202,093.7975
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997603        10.198534         13,141.2160
  01/01/2011    to  12/31/2011       10.198534        10.223228         29,236.7254
  01/01/2012    to  12/31/2012       10.223228        10.781338         24,813.5919
  01/01/2013    to  12/31/2013       10.781338        11.000723         42,792.1088
  01/01/2014    to  12/31/2014       11.000723        10.889452         44,001.1552
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895         59,388.9181
  01/01/2012    to  12/31/2012        9.743895         9.995045         54,762.5323
  01/01/2013    to  12/31/2013        9.995045         9.935655         61,446.3903
  01/01/2014    to  12/31/2014        9.935655         9.866566        114,378.6806
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082        10.871607              0.0000
  01/01/2010    to  12/31/2010       10.871607        12.129841          4,428.0608
  01/01/2011    to  12/31/2011       12.129841        11.880428          3,873.9002
  01/01/2012    to  12/31/2012       11.880428        13.341128          3,773.9392
  01/01/2013    to  12/31/2013       13.341128        13.245689          2,677.9329
  01/01/2014    to  12/31/2014       13.245689        13.164349          2,660.0450
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.685617        11.590752        933,205.2691
  01/01/2006    to  12/31/2006       11.590752        12.944726      1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132      1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366        968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738        798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251        785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063        672,452.9061
  01/01/2012    to  12/31/2012       10.515063        12.061485        624,437.4984
  01/01/2013    to  12/31/2013       12.061485        15.349577        545,952.9916
  01/01/2014    to  12/31/2014       15.349577        15.850816        405,827.7474
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.965951        10.403852         51,556.7285
  01/01/2013    to  12/31/2013       10.403852        11.691635         52,482.9362
  01/01/2014    to  12/31/2014       11.691635        12.597290        116,038.8671
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077893         1.124426              0.0000
  01/01/2014    to  12/31/2014        1.124426         1.207247         49,847.1348
============   ==== ==========       =========        =========      ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.238069        16.157491        582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804        632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257        590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663        437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635        418,089.9400
  01/01/2010    to  12/31/2010       14.665635        17.278883        368,966.8417
  01/01/2011    to  12/31/2011       17.278883        15.454099        336,817.3198
  01/01/2012    to  12/31/2012       15.454099        17.915950        287,712.2079
  01/01/2013    to  12/31/2013       17.915950        23.317695        252,238.2662
  01/01/2014    to  12/31/2014       23.317695        23.306215        210,135.5073
============   ==== ==========       =========        =========      ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.453918        3,471.4578
  01/01/2007    to  12/31/2007       10.453918        14.033128       81,889.3680
  01/01/2008    to  12/31/2008       14.033128         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549      101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769       99,680.7897
  01/01/2012    to  12/31/2012        9.881769        11.544206      102,516.4283
  01/01/2013    to  12/31/2013       11.544206        10.778868      102,476.3881
  01/01/2014    to  12/31/2014       10.778868         9.901143       92,466.7325
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990      269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447      244,579.7269
  01/01/2012    to  12/31/2012       12.391447        14.209664      220,477.7478
  01/01/2013    to  12/31/2013       14.209664        16.652151      185,842.6330
  01/01/2014    to  12/31/2014       16.652151        15.226062      164,715.9065
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999760         1.033089            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.152314        11.111391      778,414.1933
  01/01/2006    to  12/31/2006       11.111391        10.961391      713,291.4137
  01/01/2007    to  12/31/2007       10.961391        11.933208      682,836.8400
  01/01/2008    to  12/31/2008       11.933208        10.917813      746,570.3257
  01/01/2009    to  12/31/2009       10.917813        12.664811      767,252.0900
  01/01/2010    to  12/31/2010       12.664811        13.411023      678,447.8767
  01/01/2011    to  12/31/2011       13.411023        14.647270      596,849.5573
  01/01/2012    to  12/31/2012       14.647270        15.706100      525,494.4515
  01/01/2013    to  12/31/2013       15.706100        14.002111      452,641.9792
  01/01/2014    to  12/31/2014       14.002111        14.157275      390,061.1226
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.019969        12.077499        699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736        849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413        719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178        776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440        831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750        794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547        708,451.2157
  01/01/2012    to  12/31/2012       16.167547        17.358401        739,517.6239
  01/01/2013    to  12/31/2013       17.358401        16.730551        594,401.3562
  01/01/2014    to  12/31/2014       16.730551        17.129470        435,842.0337
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332          1,350.1000
  01/01/2010    to  12/31/2010       15.535332        17.698021          1,910.3273
  01/01/2011    to  12/31/2011       17.698021        16.544278          3,503.5063
  01/01/2012    to  12/31/2012       16.544278        17.942723          7,439.4556
  01/01/2013    to  12/31/2013       17.942723        23.399440          7,507.9566
  01/01/2014    to  12/31/2014       23.399440        25.507070          9,166.0406
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.744622        12.307762         17,086.2352
  01/01/2011    to  12/31/2011       12.307762        12.512948         26,272.7059
  01/01/2012    to  12/31/2012       12.512948        13.703146         32,377.6128
  01/01/2013    to  12/31/2013       13.703146        13.655406         49,208.4362
  01/01/2014    to  12/31/2014       13.655406        14.014656         45,306.4237
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.734635        10.875038              0.0000
  01/01/2013    to  12/31/2013       10.875038        10.203401            986.7498
  01/01/2014    to  12/31/2014       10.203401        10.784057          5,735.9521
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215119        10.726847              0.0000
  01/01/2014    to  12/31/2014       10.726847        11.451591              0.0000
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.065582        258,640.0773
  01/01/2013    to  12/31/2013        1.065582         1.152969        348,195.6300
  01/01/2014    to  12/31/2014        1.152969         1.220650        393,651.1257
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090         8.474073        149,883.3162
  01/01/2009    to  12/31/2009        8.474073        10.399444        202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830        356,814.0129
  01/01/2011    to  12/31/2011       11.469830        11.390862        333,380.5036
  01/01/2012    to  12/31/2012       11.390862        12.629955        367,489.4500
  01/01/2013    to  12/31/2013       12.629955        14.015779        320,485.5401
  01/01/2014    to  12/31/2014       14.015779        14.573082        328,691.8477
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088         7.769023        196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748        229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654        301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939        323,285.5117
  01/01/2012    to  12/31/2012       10.632939        12.018082        317,245.9004
  01/01/2013    to  12/31/2013       12.018082        13.943906        300,367.1935
  01/01/2014    to  12/31/2014       13.943906        14.439035        300,427.1988
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.578964        48.341721        351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181        341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330        308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748        276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643        246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049        224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980        189,666.0920
  01/01/2012    to  12/31/2012       45.017980        52.185524        165,676.9770
  01/01/2013    to  12/31/2013       52.185524        68.600824        139,740.4447
  01/01/2014    to  12/31/2014       68.600824        76.363310        120,381.6396
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.073886         7.968314        522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116        501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835        502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596        413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775        420,798.9300
  01/01/2010    to  12/31/2010        8.131775        10.202924        359,703.0932
  01/01/2011    to  12/31/2011       10.202924         9.861078        313,697.5017
  01/01/2012    to  12/31/2012        9.861078        11.014898        311,855.3561
  01/01/2013    to  12/31/2013       11.014898        14.783140        285,261.3124
  01/01/2014    to  12/31/2014       14.783140        16.382421        238,563.9669
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       12.042406        13.184184          53,487.1039
  01/01/2014    to  12/31/2014       13.184184        12.522304          44,203.2866
============   ==== ==========       =========        =========       ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088078         6.040337          51,496.4654
  01/01/2009    to  12/31/2009        6.040337         8.461583          82,197.8900
  01/01/2010    to  12/31/2010        8.461583         8.888011         169,326.3736
  01/01/2011    to  12/31/2011        8.888011         7.486399          80,367.3845
  01/01/2012    to  12/31/2012        7.486399         8.638908          79,170.0802
  01/01/2013    to  04/26/2013        8.638908         8.949795               0.0000
============   ==== ==========       =========        =========       ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.897321        14.351824           7,009.5700
  01/01/2010    to  12/31/2010       14.351824        14.899780          12,383.0597
  01/01/2011    to  12/31/2011       14.899780        15.688931          11,446.0520
  01/01/2012    to  12/31/2012       15.688931        15.967684           3,990.1293
  01/01/2013    to  12/31/2013       15.967684        15.287359           3,711.0506
  01/01/2014    to  12/31/2014       15.287359        15.842341           8,356.5897
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519         458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024         687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046       1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004       2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908       1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080         984,184.5748
  01/01/2011    to  12/31/2011       10.299080        10.120891         954,968.6629
  01/01/2012    to  12/31/2012       10.120891         9.944355         789,474.8498
  01/01/2013    to  12/31/2013        9.944355         9.771836         894,623.3298
  01/01/2014    to  12/31/2014        9.771836         9.602309         644,095.2523
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.891100         9.892743               0.0000
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.555344        17.310581          70,025.9106
  01/01/2014    to  12/31/2014       17.310581        18.860303          63,655.3725
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.088963        12.134782        122,346.8702
  01/01/2006    to  12/31/2006       12.134782        12.648888        121,994.0982
  01/01/2007    to  12/31/2007       12.648888        15.429601        147,231.5203
  01/01/2008    to  12/31/2008       15.429601         7.838404        128,201.1462
  01/01/2009    to  12/31/2009        7.838404        11.335295        123,258.8700
  01/01/2010    to  12/31/2010       11.335295        14.164443         99,628.3543
  01/01/2011    to  12/31/2011       14.164443        12.880067         87,881.4331
  01/01/2012    to  12/31/2012       12.880067        13.417273         79,920.2742
  01/01/2013    to  04/26/2013       13.417273        14.461751              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.418212        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634        341,698.1771
  01/01/2012    to  12/31/2012       11.806634        13.405541        573,878.2571
  01/01/2013    to  12/31/2013       13.405541        18.011796        497,065.2384
  01/01/2014    to  12/31/2014       18.011796        19.246841        430,129.4489
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564450         9.978019          6,824.1118
  01/01/2008    to  12/31/2008        9.978019         5.705506         48,998.3368
  01/01/2009    to  12/31/2009        5.705506         6.910104         62,900.3900
  01/01/2010    to  12/31/2010        6.910104         7.834937         45,829.0696
  01/01/2011    to  12/31/2011        7.834937         7.403653         42,488.3276
  01/01/2012    to  12/31/2012        7.403653         8.196467         35,289.6277
  01/01/2013    to  04/26/2013        8.196467         8.798666              0.0000
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.307522         8.548668        994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556        971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174        883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685        799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002        718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111        634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327        548,945.5013
  01/01/2012    to  04/27/2012        7.933327         8.914802              0.0000
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       15.027679        16.201314        750,785.7937
  01/01/2006    to  12/31/2006       16.201314        17.859135        844,703.5159
  01/01/2007    to  12/31/2007       17.859135        16.306100        761,548.8160
  01/01/2008    to  12/31/2008       16.306100         8.630590        596,165.5651
  01/01/2009    to  12/31/2009        8.630590        11.974815        552,762.9400
  01/01/2010    to  12/31/2010       11.974815        13.504035        423,839.8849
  01/01/2011    to  12/31/2011       13.504035        14.131542        368,727.8436
  01/01/2012    to  12/31/2012       14.131542        15.493246        320,597.7553
  01/01/2013    to  12/31/2013       15.493246        20.782927        289,823.6577
  01/01/2014    to  12/31/2014       20.782927        20.764218        243,650.0651
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695        10.129881              0.0000
  01/01/2009    to  12/31/2009       10.129881        14.206229         12,094.9100
  01/01/2010    to  12/31/2010       14.206229        17.113440         12,830.2236
  01/01/2011    to  12/31/2011       17.113440        14.083849         13,442.8182
  01/01/2012    to  12/31/2012       14.083849        16.315960          8,951.9780
  01/01/2013    to  12/31/2013       16.315960        20.458437         11,794.4508
  01/01/2014    to  12/31/2014       20.458437        18.757640         11,751.4509
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.513985        13.749101         27,036.8575
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.099853        14.460114      5,671,288.9305
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.105881        10.375938          551,207.4189
  01/01/2006    to  12/31/2006       10.375938        11.075921          918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954        1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380        2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598        3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251        3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850        3,134,392.9778
  01/01/2012    to  12/31/2012       11.830850        12.892990        2,599,081.9165
  01/01/2013    to  12/31/2013       12.892990        13.819648        2,078,044.7723
  01/01/2014    to  04/25/2014       13.819648        13.917987                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.226064        10.633274        2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574        5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042        5,174,824.2332
  01/01/2012    to  12/31/2012       11.673042        12.891083        5,005,159.5240
  01/01/2013    to  12/31/2013       12.891083        14.469509        4,578,043.0577
  01/01/2014    to  04/25/2014       14.469509        14.517559                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.499935        14.983098        7,356,198.7900
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.389680        10.937077        7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077        12.035216       10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700       12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780       12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525       11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611       10,244,528.3509
  01/01/2011    to  12/31/2011       11.675611        11.278110        9,314,825.5411
  01/01/2012    to  12/31/2012       11.278110        12.625255        8,806,011.0562
  01/01/2013    to  12/31/2013       12.625255        14.815420        7,934,744.4925
  01/01/2014    to  04/25/2014       14.815420        14.819885                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.473789        15.042373        8,364,902.4338
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         7.016687          271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588          353,417.2600
  01/01/2010    to  12/31/2010        8.863588         9.584867          376,771.3664
  01/01/2011    to  12/31/2011        9.584867         9.253106          375,161.9153
  01/01/2012    to  12/31/2012        9.253106        10.557734          386,597.9056
  01/01/2013    to  04/26/2013       10.557734        11.353330                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.600541        11.367691        6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691        12.689689        9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701       12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996       12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952       11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163       10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825        9,605,719.2984
  01/01/2012    to  12/31/2012       10.922825        12.419539        9,249,643.1260
  01/01/2013    to  12/31/2013       12.419539        15.366779        8,823,513.3710
  01/01/2014    to  04/25/2014       15.366779        15.287812                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176        13.360309            3,115.8800
  01/01/2010    to  12/31/2010       13.360309        16.531427           12,392.3620
  01/01/2011    to  12/31/2011       16.531427        15.881398            8,726.6061
  01/01/2012    to  12/31/2012       15.881398        18.298861           10,435.4501
  01/01/2013    to  12/31/2013       18.298861        23.871000            9,502.0884
  01/01/2014    to  12/31/2014       23.871000        25.617806           15,557.8972
============   ==== ==========       =========        =========       ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.300646        11.591091          396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340          392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831          377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698          293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933          296,264.1000
  01/01/2010    to  12/31/2010       10.322933        11.613853          282,084.1790
  01/01/2011    to  12/31/2011       11.613853        11.599419          238,876.2858
  01/01/2012    to  12/31/2012       11.599419        13.155623          252,965.0713
  01/01/2013    to  12/31/2013       13.155623        17.025313          236,418.9244
  01/01/2014    to  12/31/2014       17.025313        18.921391          190,682.8736
============   ==== ==========       =========        =========       ===============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.944162        20.917289       51,971.7468
  01/01/2014    to  12/31/2014       20.917289        22.725377       37,514.7262
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         6.584222       19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016       72,148.1900
  01/01/2010    to  12/31/2010        8.080016         8.815149       88,995.4743
  01/01/2011    to  12/31/2011        8.815149         8.615160       96,513.4404
  01/01/2012    to  12/31/2012        8.615160         9.642956      100,159.9254
  01/01/2013    to  04/26/2013        9.642956        10.551252            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.895451        11.436663        4,403.1900
  01/01/2010    to  12/31/2010       11.436663        12.110959       11,105.3737
  01/01/2011    to  12/31/2011       12.110959        10.395367        7,808.0383
  01/01/2012    to  12/31/2012       10.395367        12.046530       15,074.2341
  01/01/2013    to  12/31/2013       12.046530        14.375224       14,872.7791
  01/01/2014    to  12/31/2014       14.375224        13.231571       13,105.5635
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.190964        23.908788       53,467.7487
  01/01/2014    to  12/31/2014       23.908788        23.423399       43,657.1548
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.487739        14.322557      160,332.2470
  01/01/2006    to  12/31/2006       14.322557        16.140250      154,272.9954
  01/01/2007    to  12/31/2007       16.140250        15.428895      144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781      129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466      118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218      102,264.7989
  01/01/2011    to  12/31/2011       15.176218        14.126604       97,665.7380
  01/01/2012    to  12/31/2012       14.126604        14.613933       75,288.0230
  01/01/2013    to  04/26/2013       14.613933        15.827907            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831        13.541011        1,041.4200
  01/01/2010    to  12/31/2010       13.541011        16.838547        5,418.5337
  01/01/2011    to  12/31/2011       16.838547        15.830866        3,297.7268
  01/01/2012    to  12/31/2012       15.830866        18.035140        9,276.9370
  01/01/2013    to  12/31/2013       18.035140        24.478371        9,453.0474
  01/01/2014    to  12/31/2014       24.478371        25.191460        7,720.6808
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.563767        20.865466       87,034.6666
  01/01/2014    to  12/31/2014       20.865466        22.313121       75,221.8665
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.314826         4.707273      199,315.4728
  01/01/2006    to  12/31/2006        4.707273         4.873139      208,861.1208
  01/01/2007    to  12/31/2007        4.873139         6.297612      297,168.9507
  01/01/2008    to  12/31/2008        6.297612         3.437283      217,688.2786
  01/01/2009    to  12/31/2009        3.437283         5.369652      217,662.8500
  01/01/2010    to  12/31/2010        5.369652         6.737666      191,266.8939
  01/01/2011    to  12/31/2011        6.737666         5.965845      180,162.4399
  01/01/2012    to  12/31/2012        5.965845         6.572172      143,664.0905
  01/01/2013    to  04/26/2013        6.572172         6.865017            0.0000
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782        14.726652          198.8200
  01/01/2010    to  12/31/2010       14.726652        18.671588        2,093.0731
  01/01/2011    to  12/31/2011       18.671588        15.288720        2,321.7774
  01/01/2012    to  12/31/2012       15.288720        15.409403        2,010.5636
  01/01/2013    to  12/31/2013       15.409403        16.770589        2,102.3810
  01/01/2014    to  12/31/2014       16.770589        13.377435        1,066.6443
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212        15.181339          490.4303
  01/01/2006    to  12/31/2006       15.181339        15.502724       25,596.8450
  01/01/2007    to  12/31/2007       15.502724        15.846744       29,409.6249
  01/01/2008    to  12/31/2008       15.846744        15.488235      134,097.4692
  01/01/2009    to  12/31/2009       15.488235        15.840564       90,533.8500
  01/01/2010    to  12/31/2010       15.840564        16.420744       89,900.7356
  01/01/2011    to  12/31/2011       16.420744        16.986337       86,984.1514
  01/01/2012    to  12/31/2012       16.986337        17.198787       84,251.4841
  01/01/2013    to  12/31/2013       17.198787        16.747425       37,599.6927
  01/01/2014    to  12/31/2014       16.747425        16.876560       21,516.3540
============   ==== ==========       =========        =========      ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.845032        12.819984        1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047        1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310        1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857        1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812        1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598          891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509          801,517.5740
  01/01/2012    to  12/31/2012       11.791509        13.057507          645,466.4688
  01/01/2013    to  12/31/2013       13.057507        17.133113          580,374.7381
  01/01/2014    to  12/31/2014       17.133113        18.594661          470,387.1638
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446           5,189.9526
  01/01/2013    to  12/31/2013       10.497446        11.459381          29,163.0295
  01/01/2014    to  12/31/2014       11.459381        12.081996          58,095.9200
============   ==== ==========       =========        =========       ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996796         1.037539               0.0000
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356       1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638       3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098       3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479       3,720,487.5387
  01/01/2012    to  12/31/2012        9.405479        10.486500       3,636,994.6124
  01/01/2013    to  12/31/2013       10.486500        12.208182       3,440,159.9043
  01/01/2014    to  12/31/2014       12.208182        12.715716       3,237,064.4371
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282       1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533       2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378       2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073       2,613,840.2336
  01/01/2012    to  12/31/2012        8.708073         9.933828       2,387,465.9683
  01/01/2013    to  12/31/2013        9.933828        12.206386       2,213,019.1547
  01/01/2014    to  12/31/2014       12.206386        12.754435       2,176,189.9736
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791         128,385.4757
  01/01/2009    to  12/31/2009        5.743791         7.835191         275,571.9900
  01/01/2010    to  12/31/2010        7.835191         9.105799         265,875.7822
  01/01/2011    to  12/31/2011        9.105799         8.532140         251,752.5607
  01/01/2012    to  12/31/2012        8.532140         9.838177         222,989.5897
  01/01/2013    to  12/31/2013        9.838177        12.540809         210,768.5145
  01/01/2014    to  12/31/2014       12.540809        13.325075         224,367.2955
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231        681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692      1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861      1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207      1,178,660.4354
  01/01/2012    to  12/31/2012        9.867207        10.740633      1,153,882.2955
  01/01/2013    to  12/31/2013       10.740633        11.975342      1,086,841.1016
  01/01/2014    to  12/31/2014       11.975342        12.478537      1,051,979.2246
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334         62,539.1831
  01/01/2013    to  12/31/2013       11.482334        10.895034        134,695.0142
  01/01/2014    to  12/31/2014       10.895034        11.128446        145,068.0627
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279         25,787.9890
  01/01/2013    to  12/31/2013       10.228279        11.081407        106,154.1305
  01/01/2014    to  12/31/2014       11.081407        11.527592        149,704.3644
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652         11,511.4523
  01/01/2009    to  12/31/2009       11.971652        17.243250         30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939         64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415         63,772.1105
  01/01/2012    to  12/31/2012       19.709415        22.558187         64,114.9242
  01/01/2013    to  12/31/2013       22.558187        24.223673         65,832.9796
  01/01/2014    to  12/31/2014       24.223673        24.575543         62,651.1808
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.799274        14.241861        441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665        320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120        249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824        233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868        226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119        203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948        181,275.4715
  01/01/2012    to  12/31/2012       12.876948        15.932812        173,902.1391
  01/01/2013    to  12/31/2013       15.932812        16.203410        168,721.1437
  01/01/2014    to  12/31/2014       16.203410        18.025806        149,686.7665
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.070062         7.887068        1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069        1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002        1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046          889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843          818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437          729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833          835,271.7525
  01/01/2012    to  12/31/2012        7.367833         8.574900          766,531.6980
  01/01/2013    to  12/31/2013        8.574900        12.262580          676,170.6117
  01/01/2014    to  12/31/2014       12.262580        14.319275          596,554.9374
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      135.103915       138.571745              104.9272
  01/01/2011    to  12/31/2011      138.571745       125.835311              505.6277
  01/01/2012    to  12/31/2012      125.835311       151.404221            1,120.6220
  01/01/2013    to  12/31/2013      151.404221       191.509486              748.4861
  01/01/2014    to  04/25/2014      191.509486       199.169061                0.0000
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538           28,040.4414
  01/01/2006    to  12/31/2006       10.618538        11.116150          367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927          243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276          255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956          280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272          272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274                0.0000
============   ==== ==========      ==========       ==========        ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.939720        13.197536          349,356.2707
  01/01/2006    to  12/31/2006       13.197536        14.996823          366,355.5134
  01/01/2007    to  12/31/2007       14.996823        15.183900          272,368.6003
  01/01/2008    to  12/31/2008       15.183900         9.532418          195,491.9278
  01/01/2009    to  12/31/2009        9.532418        12.386674          165,034.7800
  01/01/2010    to  12/31/2010       12.386674        15.113932          152,386.6406
  01/01/2011    to  12/31/2011       15.113932        13.910583          120,617.2515
  01/01/2012    to  12/31/2012       13.910583        16.136315          106,272.5651
  01/01/2013    to  12/31/2013       16.136315        21.023179           97,683.5078
  01/01/2014    to  12/31/2014       21.023179        23.379678           82,000.4297
============   ==== ==========      ==========       ==========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.791399        15.474588        837,023.8301
  01/01/2006    to  12/31/2006       15.474588        19.584134        745,520.9303
  01/01/2007    to  12/31/2007       19.584134        19.017716        627,653.5260
  01/01/2008    to  12/31/2008       19.017716        11.041112        460,978.6793
  01/01/2009    to  12/31/2009       11.041112        16.815186        436,066.6800
  01/01/2010    to  12/31/2010       16.815186        19.227231        375,253.8749
  01/01/2011    to  12/31/2011       19.227231        16.192619        340,157.1260
  01/01/2012    to  12/31/2012       16.192619        20.554229        302,938.1809
  01/01/2013    to  12/31/2013       20.554229        26.342855        280,422.8714
  01/01/2014    to  12/31/2014       26.342855        24.374836        242,136.9359
============   ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010647         1.045112      2,063,757.0497
  01/01/2013    to  12/31/2013        1.045112         1.045571      1,893,930.5170
  01/01/2014    to  12/31/2014        1.045571         1.084229      1,601,080.0032
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819         73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290        147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215        160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860        135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076        210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751        222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920        203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525        190,693.4822
  01/01/2013    to  12/31/2013       11.328525        15.064004        203,976.4960
  01/01/2014    to  12/31/2014       15.064004        16.173046        178,040.3917
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660        189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985        255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818        234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724        155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199        145,101.9986
  01/01/2013    to  12/31/2013       26.496199        33.910186        177,908.4943
  01/01/2014    to  12/31/2014       33.910186        36.516974        169,571.5388
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.020385        12.782480        817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678        626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262        585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582        507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259        466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193        398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553        376,693.7405
  01/01/2012    to  12/31/2012       14.891553        17.290758        262,322.7907
  01/01/2013    to  12/31/2013       17.290758        23.805318        319,630.3724
  01/01/2014    to  12/31/2014       23.805318        25.230252        219,059.4686
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.009975        10.444963         85,438.0167
  01/01/2014    to  12/31/2014       10.444963        10.781011         83,817.6709
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038026         8.927771         28,139.0758
  01/01/2009    to  12/31/2009        8.927771         9.831441         98,998.2100
  01/01/2010    to  12/31/2010        9.831441        10.245177         91,375.3237
  01/01/2011    to  12/31/2011       10.245177        10.645421         85,889.9308
  01/01/2012    to  12/31/2012       10.645421        10.968482         81,720.2668
  01/01/2013    to  04/26/2013       10.968482        10.939784              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153         60,756.8599
  01/01/2013    to  12/31/2013        1.047153         1.141470        214,830.1202
  01/01/2014    to  12/31/2014        1.141470         1.199313        856,267.8665
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750            156.2923
  01/01/2007    to  12/31/2007       10.311750        12.947617         80,801.0690
  01/01/2008    to  12/31/2008       12.947617         7.723640         67,446.3153
  01/01/2009    to  12/31/2009        7.723640        10.682263         87,508.4400
  01/01/2010    to  12/31/2010       10.682263        12.801388        124,628.4800
  01/01/2011    to  12/31/2011       12.801388        12.387038        148,487.6007
  01/01/2012    to  12/31/2012       12.387038        14.224693        106,257.2654
  01/01/2013    to  12/31/2013       14.224693        16.363954        101,570.1525
  01/01/2014    to  12/31/2014       16.363954        16.629275         86,688.3877
============   ==== ==========       =========        =========        ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.918301        16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789          883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602          722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411          584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210          519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192          465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254          405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361          378,187.8879
  01/01/2013    to  12/31/2013       25.654361        27.207186          345,391.5204
  01/01/2014    to  12/31/2014       27.207186        28.012247          323,726.4175
============   ==== ==========       =========        =========        ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084            6,394.0405
  01/01/2011    to  12/31/2011       10.195084        10.214674           10,143.5481
  01/01/2012    to  12/31/2012       10.214674        10.766904           27,171.1595
  01/01/2013    to  12/31/2013       10.766904        10.980504           34,886.3694
  01/01/2014    to  12/31/2014       10.980504        10.864003           21,439.5310
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597           41,153.0489
  01/01/2012    to  12/31/2012        9.740597         9.986641           57,949.6640
  01/01/2013    to  12/31/2013        9.986641         9.922338           69,384.5257
  01/01/2014    to  12/31/2014        9.922338         9.848415           51,876.2920
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960                0.0000
  01/01/2010    to  12/31/2010       10.867960        12.119715            2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590            2,056.6735
  01/01/2012    to  12/31/2012       11.864590        13.316647           17,103.0465
  01/01/2013    to  12/31/2013       13.316647        13.214774           19,298.3165
  01/01/2014    to  12/31/2014       13.214774        13.127056            2,806.8004
============   ==== ==========       =========        =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.684769        11.584057        1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057        12.930800        1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482        1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535        2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153        1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306        1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473        1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329        1,276,477.5885
  01/01/2013    to  12/31/2013       12.012329        15.279383        1,244,756.5605
  01/01/2014    to  12/31/2014       15.279383        15.770441        1,113,539.5382
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119            3,960.2735
  01/01/2013    to  12/31/2013       10.395119        11.675982          411,154.7260
  01/01/2014    to  12/31/2014       11.675982        12.574137          478,506.7046
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774           31,337.6918
  01/01/2014    to  12/31/2014        1.123774         1.205943          135,426.8925
============   ==== ==========       =========        =========        ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.169346        16.071495          750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290          704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110          491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197          501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366          376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934          424,169.6817
  01/01/2011    to  12/31/2011       17.143934        15.325747          368,891.8414
  01/01/2012    to  12/31/2012       15.325747        17.758225          248,306.0224
  01/01/2013    to  12/31/2013       17.758225        23.100870          300,564.8186
  01/01/2014    to  12/31/2014       23.100870        23.077950          271,303.7736
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           9,664.2596
  01/01/2007    to  12/31/2007       10.450406        14.021368          75,218.3346
  01/01/2008    to  12/31/2008       14.021368         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627         251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738         251,780.4865
  01/01/2012    to  12/31/2012        9.853738        11.505677         395,265.7499
  01/01/2013    to  12/31/2013       11.505677        10.737520         275,804.4530
  01/01/2014    to  12/31/2014       10.737520         9.858227         268,805.2783
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
  01/01/2012    to  12/31/2012       12.274831        14.075937         557,370.7408
  01/01/2013    to  12/31/2013       14.075937        16.489817         399,200.6228
  01/01/2014    to  12/31/2014       16.489817        15.070088         365,759.8138
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999754         1.032732               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.142998        11.096573       1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573        10.941314         951,956.8605
  01/01/2007    to  12/31/2007       10.941314        11.905367         761,114.7117
  01/01/2008    to  12/31/2008       11.905367        10.886879         628,379.5045
  01/01/2009    to  12/31/2009       10.886879        12.622618         612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664         615,557.8327
  01/01/2011    to  12/31/2011       13.359664        14.583906         522,777.4984
  01/01/2012    to  12/31/2012       14.583906        15.630297         458,817.4301
  01/01/2013    to  12/31/2013       15.630297        13.927562         448,389.8588
  01/01/2014    to  12/31/2014       13.927562        14.074860         414,385.7765
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.908891        11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020        1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672        1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043        1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182        1,321,654.2392
  01/01/2012    to  12/31/2012       15.962182        17.129299        1,204,297.3140
  01/01/2013    to  12/31/2013       17.129299        16.501480        1,104,260.1509
  01/01/2014    to  12/31/2014       16.501480        16.886492          989,574.6569
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194           67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973           62,413.3547
  01/01/2011    to  12/31/2011       17.548973        16.396759           55,261.9462
  01/01/2012    to  12/31/2012       16.396759        17.773798           51,422.9335
  01/01/2013    to  12/31/2013       17.773798        23.167563           51,819.0742
  01/01/2014    to  12/31/2014       23.167563        25.241683           49,647.7236
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535            2,020.2594
  01/01/2011    to  12/31/2011       12.292535        12.491238           16,762.6537
  01/01/2012    to  12/31/2012       12.491238        13.672498           71,298.7942
  01/01/2013    to  12/31/2013       13.672498        13.618052           86,765.1833
  01/01/2014    to  12/31/2014       13.618052        13.969333           56,442.5192
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912           40,902.4915
  01/01/2013    to  12/31/2013       10.865912        10.189740           39,474.2888
  01/01/2014    to  12/31/2014       10.189740        10.764236           17,646.5389
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214980        10.723087          123,980.0761
  01/01/2014    to  12/31/2014       10.723087        11.441855          181,280.1454
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216          489,598.0398
  01/01/2013    to  12/31/2013        1.065216         1.151996          930,018.6103
  01/01/2014    to  12/31/2014        1.151996         1.219011          977,785.6248
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286          87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335         310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728         415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300         517,220.4676
  01/01/2012    to  12/31/2012       11.355300        12.584198         425,526.0812
  01/01/2013    to  12/31/2013       12.584198        13.958021         425,456.7987
  01/01/2014    to  12/31/2014       13.958021        14.505773         368,391.9583
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380          57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791         188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635         240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738         286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538         294,720.9772
  01/01/2013    to  12/31/2013       11.974538        13.886441         307,667.6569
  01/01/2014    to  12/31/2014       13.886441        14.372340         309,739.1988
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.138957        47.870784         706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470         634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292         488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100         423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004         400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906         366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719         335,102.1328
  01/01/2012    to  12/31/2012       44.445719        51.496264         329,415.0186
  01/01/2013    to  12/31/2013       51.496264        67.660932         263,824.3044
  01/01/2014    to  12/31/2014       67.660932        75.279414         266,658.1850
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.008410         7.890626       1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961         894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627         924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666         627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369         780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183         716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655         607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334         572,135.0898
  01/01/2013    to  12/31/2013       10.869334        14.580492         528,126.6336
  01/01/2014    to  12/31/2014       14.580492        16.149772         353,334.2371
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.591377        14.875007          70,935.5639
  01/01/2014    to  12/31/2014       14.875007        14.121177          70,552.8620
============   ==== ==========       =========        =========       ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088023         6.038254          39,234.0356
  01/01/2009    to  12/31/2009        6.038254         8.454436         111,257.9200
  01/01/2010    to  12/31/2010        8.454436         8.876070         126,813.5087
  01/01/2011    to  12/31/2011        8.876070         7.472605         120,514.0081
  01/01/2012    to  12/31/2012        7.472605         8.618659         106,573.4907
  01/01/2013    to  04/26/2013        8.618659         8.927398               0.0000
============   ==== ==========       =========        =========       ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.824619        14.272032           1,981.4300
  01/01/2010    to  12/31/2010       14.272032        14.809536           8,268.9298
  01/01/2011    to  12/31/2011       14.809536        15.586135          11,688.6909
  01/01/2012    to  12/31/2012       15.586135        15.855089          15,848.2219
  01/01/2013    to  12/31/2013       15.855089        15.171972           9,739.7190
  01/01/2014    to  12/31/2014       15.171972        15.714905          11,614.2995
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390         447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173         864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815         856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575       1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072       1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286         945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289       1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061       1,144,877.0364
  01/01/2013    to  12/31/2013        9.813061         9.637997         734,027.6940
  01/01/2014    to  12/31/2014        9.637997         9.466058         676,585.0545
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.799660         9.799690           2,245.9017
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.489942        17.226997          69,223.6879
  01/01/2014    to  12/31/2014       17.226997        18.759852          57,054.4151
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.085242        12.124664        136,071.5114
  01/01/2006    to  12/31/2006       12.124664        12.632037        137,547.2820
  01/01/2007    to  12/31/2007       12.632037        15.401303        129,885.6461
  01/01/2008    to  12/31/2008       15.401303         7.820092        115,997.7577
  01/01/2009    to  12/31/2009        7.820092        11.303161        114,728.7400
  01/01/2010    to  12/31/2010       11.303161        14.117238         94,445.7320
  01/01/2011    to  12/31/2011       14.117238        12.830735         75,490.4088
  01/01/2012    to  12/31/2012       12.830735        13.359163         76,085.4478
  01/01/2013    to  04/26/2013       13.359163        14.396828              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.367887        11.562016        829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913        734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327        586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920        527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438        487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387        441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536        391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480        770,040.2188
  01/01/2013    to  12/31/2013       13.287480        17.844249        688,823.4226
  01/01/2014    to  12/31/2014       17.844249        19.058273        687,221.2642
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564292         9.977183          9,938.1847
  01/01/2008    to  12/31/2008        9.977183         5.702159        213,804.3003
  01/01/2009    to  12/31/2009        5.702159         6.902598        208,651.7600
  01/01/2010    to  12/31/2010        6.902598         7.822517         23,794.2214
  01/01/2011    to  12/31/2011        7.822517         7.388228        222,381.5193
  01/01/2012    to  12/31/2012        7.388228         8.175281         21,753.4939
  01/01/2013    to  04/26/2013        8.175281         8.774528              0.0000
============   ==== ==========       =========        =========        ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.230659         8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168        1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099          993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685          905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054          803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451          686,579.4063
  01/01/2012    to  04/27/2012        7.832451         8.800013                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.888758        16.043544          672,683.9022
  01/01/2006    to  12/31/2006       16.043544        17.676407          585,909.8382
  01/01/2007    to  12/31/2007       17.676407        16.131145          436,474.4776
  01/01/2008    to  12/31/2008       16.131145         8.533693          377,907.7540
  01/01/2009    to  12/31/2009        8.533693        11.834451          331,123.6300
  01/01/2010    to  12/31/2010       11.834451        13.339080          280,224.7819
  01/01/2011    to  12/31/2011       13.339080        13.951958          230,214.7237
  01/01/2012    to  12/31/2012       13.951958        15.288669          227,434.9548
  01/01/2013    to  12/31/2013       15.288669        20.498259          226,140.7731
  01/01/2014    to  12/31/2014       20.498259        20.469564          203,587.8705
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022              151.0011
  01/01/2009    to  12/31/2009       10.129022        14.197922           14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897           14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559            6,668.7874
  01/01/2012    to  12/31/2012       14.061559        16.281954            7,454.5487
  01/01/2013    to  12/31/2013       16.281954        20.405601           12,789.2166
  01/01/2014    to  12/31/2014       20.405601        18.699838           12,444.6349
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.453089        13.682515           13,981.2944
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.036313        14.390080        5,445,938.2373
============   ==== ==========       =========        =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.105078        10.369941          410,833.9250
  01/01/2006    to  12/31/2006       10.369941        11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693        1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616        2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861        3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574        3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462        2,862,196.1934
  01/01/2013    to  12/31/2013       12.840462        13.756466        2,091,940.1540
  01/01/2014    to  04/25/2014       13.756466        13.852173                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.225252        10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326        4,847,688.4421
  01/01/2012    to  12/31/2012       11.631326        12.838561        4,531,143.4256
  01/01/2013    to  12/31/2013       12.838561        14.403353        3,999,718.6892
  01/01/2014    to  04/25/2014       14.403353        14.448906                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.434587        14.910526       12,394,479.9853
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.388855        10.930758       10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758        12.022266       13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127       16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530       17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553       17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689       16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801       15,303,664.1037
  01/01/2012    to  12/31/2012       11.237801        12.573811       14,405,559.8417
  01/01/2013    to  12/31/2013       12.573811        14.747678       13,359,110.2385
  01/01/2014    to  04/25/2014       14.747678        14.749798                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.408551        14.969507       11,007,746.8515
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         7.014269          378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104          557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990          567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064          544,047.1713
  01/01/2012    to  12/31/2012        9.236064        10.532994          526,519.1755
  01/01/2013    to  04/26/2013       10.532994        11.324926                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.599700        11.361125        8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125        12.676036       11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100       15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419       16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676       15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582       13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780       12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927       11,785,991.4468
  01/01/2013    to  12/31/2013       12.368927        15.296509       11,423,391.3074
  01/01/2014    to  04/25/2014       15.296509        15.215505                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994           10,904.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869            5,312.0442
  01/01/2011    to  12/31/2011       16.444869        15.790359            5,068.6268
  01/01/2012    to  12/31/2012       15.790359        18.184822            5,444.2590
  01/01/2013    to  12/31/2013       18.184822        23.710385            9,137.4498
  01/01/2014    to  12/31/2014       23.710385        25.432717           13,020.8327
============   ==== ==========       =========        =========       ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.220948        11.505159          288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175          345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435          284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378          270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088          290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447          246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700          244,933.6841
  01/01/2012    to  12/31/2012       11.492700        13.030657          238,255.2995
  01/01/2013    to  12/31/2013       13.030657        16.858533          221,661.6539
  01/01/2014    to  12/31/2014       16.858533        18.730418          197,774.5182
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.811965        20.756199        105,176.6217
  01/01/2014    to  12/31/2014       20.756199        22.539090         67,111.9496
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         6.581951         28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191        214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303        224,220.4211
  01/01/2011    to  12/31/2011        8.803303         8.599289        234,873.0590
  01/01/2012    to  12/31/2012        8.599289         9.620356        220,738.7279
  01/01/2013    to  04/26/2013        9.620356        10.524851              0.0000
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.848886        11.373048            108.5900
  01/01/2010    to  12/31/2010       11.373048        12.037580          1,154.5455
  01/01/2011    to  12/31/2011       12.037580        10.327221            818.1329
  01/01/2012    to  12/31/2012       10.327221        11.961547          1,570.5152
  01/01/2013    to  12/31/2013       11.961547        14.266681          4,280.1639
  01/01/2014    to  12/31/2014       14.266681        13.125095          5,624.9478
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.068260        23.747926        123,293.2154
  01/01/2014    to  12/31/2014       23.747926        23.254168        116,048.6904
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.392661        14.214507        308,960.7342
  01/01/2006    to  12/31/2006       14.214507        16.010503        278,322.4644
  01/01/2007    to  12/31/2007       16.010503        15.297171        242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262        172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655        219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065        188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994        168,160.1761
  01/01/2012    to  12/31/2012       13.977994        14.452926        162,175.7777
  01/01/2013    to  04/26/2013       14.452926        15.651038              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685         10,925.9700
  01/01/2010    to  12/31/2010       13.465685        16.736517         11,728.3571
  01/01/2011    to  12/31/2011       16.736517        15.727087          5,294.0475
  01/01/2012    to  12/31/2012       15.727087        17.907911          7,143.4603
  01/01/2013    to  12/31/2013       17.907911        24.293548         17,911.7560
  01/01/2014    to  12/31/2014       24.293548        24.988752         21,042.0136
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.444247        20.707934        157,219.9614
  01/01/2014    to  12/31/2014       20.707934        22.133589        152,526.2287
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.274839         4.661325        372,468.2153
  01/01/2006    to  12/31/2006        4.661325         4.823166        339,909.0895
  01/01/2007    to  12/31/2007        4.823166         6.229901        296,934.7843
  01/01/2008    to  12/31/2008        6.229901         3.398616        201,977.2869
  01/01/2009    to  12/31/2009        3.398616         5.306594        275,558.0900
  01/01/2010    to  12/31/2010        5.306594         6.655218        206,138.7608
  01/01/2011    to  12/31/2011        6.655218         5.889901        165,476.5989
  01/01/2012    to  12/31/2012        5.889901         6.485249        137,184.1621
  01/01/2013    to  04/26/2013        6.485249         6.773144              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034              0.0000
  01/01/2010    to  12/31/2010       14.718034        18.651343          8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514          6,758.6347
  01/01/2012    to  12/31/2012       15.264514        15.377272          3,585.4584
  01/01/2013    to  12/31/2013       15.377272        16.727253          3,077.9265
  01/01/2014    to  12/31/2014       16.727253        13.336181          2,896.0062
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769              0.0000
  01/01/2006    to  12/31/2006       15.096769        15.408678         12,178.5029
  01/01/2007    to  12/31/2007       15.408678        15.742695         18,483.9709
  01/01/2008    to  12/31/2008       15.742695        15.378827         14,224.6665
  01/01/2009    to  12/31/2009       15.378827        15.720806         29,969.4600
  01/01/2010    to  12/31/2010       15.720806        16.288453         32,170.8658
  01/01/2011    to  12/31/2011       16.288453        16.841092         41,783.1302
  01/01/2012    to  12/31/2012       16.841092        17.043155         34,672.0779
  01/01/2013    to  12/31/2013       17.043155        16.587579         28,701.0380
  01/01/2014    to  12/31/2014       16.587579        16.707126         21,981.5391
============   ==== ==========       =========        =========        ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.735525        12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570        1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624        1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080        1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222        1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630        1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659          987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091          857,991.0856
  01/01/2013    to  12/31/2013       12.885091        16.898436          754,758.6576
  01/01/2014    to  12/31/2014       16.898436        18.330797          664,359.8467
============   ==== ==========       =========        =========        ==============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS AA





                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.362600        14.376903       66,070.9012
  01/01/2006    to  12/31/2006       14.376903        18.180489       68,472.2828
  01/01/2007    to  12/31/2007       18.180489        20.559009       49,045.1493
  01/01/2008    to  12/31/2008       20.559009        12.089678       39,057.5895
  01/01/2009    to  12/31/2009       12.089678        16.123098       29,914.2300
  01/01/2010    to  12/31/2010       16.123098        17.944243       25,658.5638
  01/01/2011    to  12/31/2011       17.944243        16.502309       20,197.6082
  01/01/2012    to  12/31/2012       16.502309        18.799138       17,539.3485
  01/01/2013    to  12/31/2013       18.799138        22.062525       10,966.3777
  01/01/2014    to  12/31/2014       22.062525        21.827884       10,159.2298
============   ==== ==========       =========        =========      ============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       12.265257        14.236421      205,094.0893
  01/01/2006    to  12/31/2006       14.236421        17.953306      159,703.7512
  01/01/2007    to  12/31/2007       17.953306        20.253814       92,205.7561
  01/01/2008    to  12/31/2008       20.253814        11.877065       83,417.3222
  01/01/2009    to  12/31/2009       11.877065        15.800848       80,862.6600
  01/01/2010    to  12/31/2010       15.800848        17.545849       82,664.3488
  01/01/2011    to  12/31/2011       17.545849        16.092555       70,232.1735
  01/01/2012    to  12/31/2012       16.092555        18.288288       73,311.0573
  01/01/2013    to  12/31/2013       18.288288        21.409633       71,183.5926
  01/01/2014    to  12/31/2014       21.409633        21.130937       69,559.0511
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2005    to  12/31/2005       12.801496        13.327240        226,031.4563
  01/01/2006    to  12/31/2006       13.327240        15.761654        215,478.7936
  01/01/2007    to  12/31/2007       15.761654        15.739100        208,895.1439
  01/01/2008    to  12/31/2008       15.739100         8.875095        167,864.2867
  01/01/2009    to  12/31/2009        8.875095        11.367046        146,006.6900
  01/01/2010    to  12/31/2010       11.367046        12.881212        132,926.4747
  01/01/2011    to  12/31/2011       12.881212        12.785677        126,203.6059
  01/01/2012    to  12/31/2012       12.785677        14.757185        128,325.9566
  01/01/2013    to  12/31/2013       14.757185        18.601567        117,204.4805
  01/01/2014    to  12/31/2014       18.601567        19.898361        118,340.9249
============   ==== ==========       =========        =========      ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       10.912970        11.856027      2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027        14.198986      1,712,855.8537
  01/01/2007    to  12/31/2007       14.198986        16.164643      1,094,311.3935
  01/01/2008    to  12/31/2008       16.164643         9.503099        930,983.3379
  01/01/2009    to  12/31/2009        9.503099        12.842236        856,851.5200
  01/01/2010    to  12/31/2010       12.842236        13.728420        784,849.5232
  01/01/2011    to  12/31/2011       13.728420        12.098150        691,218.7736
  01/01/2012    to  12/31/2012       12.098150        14.104148        658,394.0752
  01/01/2013    to  12/31/2013       14.104148        17.102922        579,564.1519
  01/01/2014    to  12/31/2014       17.102922        14.987713        546,717.9939
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.219284        10.568199          9,872.4945
  01/01/2013    to  12/31/2013       10.568199        11.582847         19,659.1276
  01/01/2014    to  12/31/2014       11.582847        12.261112         15,462.5411
============   ==== ==========       =========        =========      ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996850         1.040408              0.0000
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.045581         7.011667        109,776.8648
  01/01/2009    to  12/31/2009        7.011667         8.941853        365,651.4700
  01/01/2010    to  12/31/2010        8.941853         9.889880        514,685.6801
  01/01/2011    to  12/31/2011        9.889880         9.545193        570,881.0633
  01/01/2012    to  12/31/2012        9.545193        10.685140        553,826.7001
  01/01/2013    to  12/31/2013       10.685140        12.489271        462,215.0924
  01/01/2014    to  12/31/2014       12.489271        13.060633        503,087.9344
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.450129         6.359814         86,154.4539
  01/01/2009    to  12/31/2009        6.359814         8.406163        324,996.1000
  01/01/2010    to  12/31/2010        8.406163         9.407014        406,660.5433
  01/01/2011    to  12/31/2011        9.407014         8.837455        386,230.4869
  01/01/2012    to  12/31/2012        8.837455        10.122028        417,351.8192
  01/01/2013    to  12/31/2013       10.122028        12.487463        301,881.4066
  01/01/2014    to  12/31/2014       12.487463        13.100436        276,165.2396
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.650957         7.685380         78,370.5567
  01/01/2009    to  12/31/2009        7.685380         9.351642        125,985.2400
  01/01/2010    to  12/31/2010        9.351642        10.135248        195,172.1714
  01/01/2011    to  12/31/2011       10.135248        10.013751        172,156.6061
  01/01/2012    to  12/31/2012       10.013751        10.944060        195,774.4650
  01/01/2013    to  12/31/2013       10.944060        12.251046        157,082.3929
  01/01/2014    to  12/31/2014       12.251046        12.816991        193,689.1529
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.153421        11.560958         78,687.2378
  01/01/2013    to  12/31/2013       11.560958        11.013615         64,229.5813
  01/01/2014    to  12/31/2014       11.013615        11.294663         54,908.8288
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.974236        10.297225         65,814.7992
  01/01/2013    to  12/31/2013       10.297225        11.200807         84,971.8824
  01/01/2014    to  12/31/2014       11.200807        11.698501         83,056.3491
============   ==== ==========       =========        =========        ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.486848        14.337160        1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160        19.451786        1,361,142.4992
  01/01/2007    to  12/31/2007       19.451786        16.301648          962,662.9505
  01/01/2008    to  12/31/2008       16.301648         9.375546          898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502          850,762.0600
  01/01/2010    to  12/31/2010       12.456502        14.261852          725,773.5792
  01/01/2011    to  12/31/2011       14.261852        13.278301          627,471.1486
  01/01/2012    to  12/31/2012       13.278301        16.495575          566,014.5596
  01/01/2013    to  12/31/2013       16.495575        16.842986          516,133.9085
  01/01/2014    to  12/31/2014       16.842986        18.812389          476,973.5960
============   ==== ==========       =========        =========        ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       18.804577        18.035334                0.0000
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.177933         8.039394        5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394         7.790114        4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114         7.855354        3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354         4.720908        3,194,091.4869
  01/01/2009    to  12/31/2009        4.720908         6.189734        2,925,895.0400
  01/01/2010    to  12/31/2010        6.189734         7.555612        2,519,223.1312
  01/01/2011    to  12/31/2011        7.555612         7.692749        3,247,343.5164
  01/01/2012    to  12/31/2012        7.692749         8.989117        2,874,047.2420
  01/01/2013    to  12/31/2013        8.989117        12.906402        2,340,718.2792
  01/01/2014    to  12/31/2014       12.906402        15.131470        2,154,270.2554
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC.
- MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.885772        11.475744        2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744        11.993749        2,261,675.0287
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.417047        11.167932        2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388        1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803        1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458        1,900,175.9400
  01/01/2010    to  12/31/2010        6.308458         6.677074        1,705,574.4558
  01/01/2011    to  04/29/2011        6.677074         7.099800                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010713         1.047990        861,995.8827
  01/01/2013    to  12/31/2013        1.047990         1.052652      1,479,332.1236
  01/01/2014    to  12/31/2014        1.052652         1.095947      1,111,795.1038
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896        751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012        861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833        562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283        479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671        470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003        429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552        372,244.5892
  01/01/2012    to  12/31/2012       10.003552        11.682023        331,441.2073
  01/01/2013    to  12/31/2013       11.682023        15.596276        312,727.9147
  01/01/2014    to  12/31/2014       15.596276        16.811629        289,063.5138
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       23.866772        25.484343        195,146.9237
  01/01/2006    to  12/31/2006       25.484343        28.270682        160,298.5746
  01/01/2007    to  12/31/2007       28.270682        28.125704        135,922.7822
  01/01/2008    to  12/31/2008       28.125704        17.012216        120,939.4366
  01/01/2009    to  12/31/2009       17.012216        21.281712        105,115.5000
  01/01/2010    to  12/31/2010       21.281712        26.409726         79,816.4349
  01/01/2011    to  12/31/2011       26.409726        25.141956         67,243.5832
  01/01/2012    to  12/31/2012       25.141956        28.508025         55,401.9888
  01/01/2013    to  12/31/2013       28.508025        36.721384         46,509.6939
  01/01/2014    to  12/31/2014       36.721384        39.816677         41,935.2433
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.719979        25.273416      3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416        27.957521      2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521        27.732058      2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287      1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513      1,324,837.8687
  01/01/2012    to  12/31/2012       24.556513        27.772107      1,184,827.2736
  01/01/2013    to  12/31/2013       27.772107        35.685485      1,010,159.8372
  01/01/2014    to  12/31/2014       35.685485        38.582772        890,433.1187
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.425372        13.000440        2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440        14.638413        1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413        16.031837        1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837         9.685902          952,948.0137
  01/01/2009    to  12/31/2009        9.685902        12.781463          878,594.9100
  01/01/2010    to  12/31/2010       12.781463        15.903943          759,858.0978
  01/01/2011    to  12/31/2011       15.903943        15.513737          627,042.4898
  01/01/2012    to  12/31/2012       15.513737        18.085742          546,323.4669
  01/01/2013    to  12/31/2013       18.085742        24.999529          462,742.8333
  01/01/2014    to  12/31/2014       24.999529        26.602162          404,900.3018
============   ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  04/30/2005        7.451877         6.399259                0.0000
============   ==== ==========       =========        =========        ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036           46,916.3142
  01/01/2013    to  12/31/2013        1.050036         1.149200          123,147.5952
  01/01/2014    to  12/31/2014        1.149200         1.212274          147,803.8773
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       17.331204        17.400043           31,739.2252
  01/01/2006    to  12/31/2006       17.400043        18.763978           22,140.1477
  01/01/2007    to  12/31/2007       18.763978        19.768898           18,560.8540
  01/01/2008    to  12/31/2008       19.768898        15.906610           10,480.7584
  01/01/2009    to  12/31/2009       15.906610        21.508475            8,430.3900
  01/01/2010    to  12/31/2010       21.508475        24.004328            6,128.8893
  01/01/2011    to  12/31/2011       24.004328        24.813737            5,868.9044
  01/01/2012    to  12/31/2012       24.813737        27.694943            4,604.2346
  01/01/2013    to  12/31/2013       27.694943        29.540727            4,348.8631
  01/01/2014    to  12/31/2014       29.540727        30.621618            4,160.0625
============   ==== ==========       =========        =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.176230        17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458        2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891        2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834        1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810        1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889        1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479        1,220,739.4138
  01/01/2012    to  12/31/2012       24.147479        26.892804        1,094,792.7197
  01/01/2013    to  12/31/2013       26.892804        28.634885          955,330.1494
  01/01/2014    to  12/31/2014       28.634885        29.600344          851,587.4555
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  01/01/2005    to  04/30/2005       12.393944        11.919231                0.0000
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2005    to  04/30/2005       11.988395        11.606763                0.0000
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007           22,478.3298
  01/01/2012    to  12/31/2012        9.767007        10.054067           37,926.1028
  01/01/2013    to  12/31/2013       10.054067        10.029369           31,351.5397
  01/01/2014    to  12/31/2014       10.029369         9.994549           48,996.3299
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        7.823082         7.722094        3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668        3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880        3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962        2,974,570.0289
  01/01/2012    to  12/31/2012       10.781962        12.411214        2,863,186.0500
  01/01/2013    to  12/31/2013       12.411214        15.849987        3,012,187.3011
  01/01/2014    to  12/31/2014       15.849987        16.424966        2,359,252.8177
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.314193        2,573,392.7073
  01/01/2007    to  12/31/2007       10.314193        11.064093        4,889,736.3181
  01/01/2008    to  11/07/2008       11.064093         6.710003                0.0000
============   ==== ==========       =========        =========        ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.001185        10.465180       29,368.5301
  01/01/2013    to  12/31/2013       10.465180        11.801777      195,730.6705
  01/01/2014    to  12/31/2014       11.801777        12.760543      214,957.1040
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006       35,509.6706
  01/01/2014    to  12/31/2014        1.129006         1.216413       76,593.6832
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2005    to  12/31/2005       15.238612        18.076806       26,076.7492
  01/01/2006    to  12/31/2006       18.076806        18.373348       25,895.7423
  01/01/2007    to  12/31/2007       18.373348        19.372606       23,438.5045
  01/01/2008    to  12/31/2008       19.372606        13.431072       18,857.2111
  01/01/2009    to  12/31/2009       13.431072        16.796043       17,087.9900
  01/01/2010    to  12/31/2010       16.796043        19.899465       13,013.3584
  01/01/2011    to  12/31/2011       19.899465        17.916631       10,342.6919
  01/01/2012    to  12/31/2012       17.916631        20.894995        5,625.0333
  01/01/2013    to  12/31/2013       20.894995        27.365591        5,430.4123
  01/01/2014    to  12/31/2014       27.365591        27.515295        4,326.2379
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.321488        16.308935      459,884.6753
  01/01/2006    to  12/31/2006       16.308935        18.194563      431,706.3766
  01/01/2007    to  12/31/2007       18.194563        17.398251      329,685.5289
  01/01/2008    to  12/31/2008       17.398251        12.039391      293,653.6606
  01/01/2009    to  12/31/2009       12.039391        15.012256      272,385.8900
  01/01/2010    to  12/31/2010       15.012256        17.749214      253,220.4909
  01/01/2011    to  12/31/2011       17.749214        15.930335      222,879.8891
  01/01/2012    to  12/31/2012       15.930335        18.533118      190,630.6114
  01/01/2013    to  12/31/2013       18.533118        24.205448      163,707.1051
  01/01/2014    to  12/31/2014       24.205448        24.278381      151,636.5493
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT SVS
DREMAN SMALL
 CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2005    to  04/30/2005       16.097777        15.119831            0.0000
============   ==== ==========       =========        =========      ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533        1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678        1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888          892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204          807,068.1927
  01/01/2012    to  12/31/2012       10.080204        11.817517          771,317.6702
  01/01/2013    to  12/31/2013       11.817517        11.072761          751,255.9339
  01/01/2014    to  12/31/2014       11.072761        10.206795          746,162.6117
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       12.746084        16.016930        1,419,387.9749
  01/01/2006    to  12/31/2006       16.016930        20.231568          989,345.1918
  01/01/2007    to  12/31/2007       20.231568        25.691211          630,239.4306
  01/01/2008    to  04/25/2008       25.691211        23.386805                0.0000
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       11.267259        12.974461           18,054.0106
  01/01/2006    to  12/31/2006       12.974461        16.237795           16,068.5701
  01/01/2007    to  12/31/2007       16.237795        18.189039           15,521.5147
  01/01/2008    to  12/31/2008       18.189039        10.356497           12,347.6321
  01/01/2009    to  12/31/2009       10.356497        13.473503            5,881.8400
  01/01/2010    to  12/31/2010       13.473503        14.834696            5,775.1770
  01/01/2011    to  12/31/2011       14.834696        13.101868            5,630.7615
  01/01/2012    to  12/31/2012       13.101868        15.111446            3,448.0475
  01/01/2013    to  12/31/2013       15.111446        17.818925            1,940.8876
  01/01/2014    to  12/31/2014       17.818925        16.387643            1,893.2039
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.189560        12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013        2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775        2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634        1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719        1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673        1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060        1,361,315.7117
  01/01/2012    to  12/31/2012       12.816060        14.755778        1,230,657.8745
  01/01/2013    to  12/31/2013       14.755778        17.355494        1,085,369.2547
  01/01/2014    to  12/31/2014       17.355494        15.924843        1,015,645.7276
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  01/01/2005    to  04/30/2005       15.245624        14.807213            1,071.7993
============   ==== ==========       =========        =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.753649        10.059071        1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071        10.749914        1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914        13.088605          962,079.3573
  01/01/2008    to  12/31/2008       13.088605         6.872158          820,745.1277
  01/01/2009    to  12/31/2009        6.872158        10.657745          735,115.9400
  01/01/2010    to  12/31/2010       10.657745        13.881861          635,207.3291
  01/01/2011    to  12/31/2011       13.881861        12.741688          528,116.2523
  01/01/2012    to  12/31/2012       12.741688        13.729784          479,524.0023
  01/01/2013    to  12/31/2013       13.729784        18.822369          417,637.0411
  01/01/2014    to  12/31/2014       18.822369        18.748923          364,092.6956
============   ==== ==========       =========        =========        ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999808         1.035588                0.0000
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.090485        12.190831        8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918        6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509        4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597        4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937        3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770        3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641        3,158,874.8786
  01/01/2012    to  12/31/2012       16.665641        17.956240        2,879,622.0633
  01/01/2013    to  12/31/2013       17.956240        17.367454        2,575,386.1671
  01/01/2014    to  12/31/2014       17.367454        17.843899        2,352,106.1902
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  01/01/2005    to  12/31/2005       13.240421        13.377174          815,445.9772
  01/01/2006    to  12/31/2006       13.377174        13.699800          661,358.3611
  01/01/2007    to  12/31/2007       13.699800        14.691420          513,038.0102
  01/01/2008    to  12/31/2008       14.691420        15.181226          389,099.1782
  01/01/2009    to  05/01/2009       15.181226        15.695887                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177          456,285.7700
  01/01/2010    to  12/31/2010       16.425177        18.777287          410,268.6813
  01/01/2011    to  12/31/2011       18.777287        17.614620          369,037.8415
  01/01/2012    to  12/31/2012       17.614620        19.170865          341,233.2820
  01/01/2013    to  12/31/2013       19.170865        25.088677          308,525.1183
  01/01/2014    to  12/31/2014       25.088677        27.444340          282,319.9336
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS
(Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  12/31/2005       10.586787        11.173251        608,315.1598
  01/01/2006    to  12/31/2006       11.173251        12.416839        485,878.7345
  01/01/2007    to  04/27/2007       12.416839        13.135180              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.387381        11.847505      1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505        12.832183      1,736,516.9146
  01/01/2007    to  12/31/2007       12.832183        12.611970      1,866,339.3225
  01/01/2008    to  12/31/2008       12.611970         7.411236      1,539,768.7032
  01/01/2009    to  05/01/2009        7.411236         7.328008              0.0000
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.772567        10.939129          8,532.0028
  01/01/2013    to  12/31/2013       10.939129        10.299529         18,707.4898
  01/01/2014    to  12/31/2014       10.299529        10.923814            786.2353
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216095        10.753200            661.2216
  01/01/2014    to  12/31/2014       10.753200        11.519972          2,538.2963
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.068149        116,613.3500
  01/01/2013    to  12/31/2013        1.068149         1.159797        125,181.9119
  01/01/2014    to  12/31/2014        1.159797         1.232184        119,672.2938
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.130031        177,567.9882
  01/01/2006    to  12/31/2006       10.130031        11.160973        628,400.9759
  01/01/2007    to  12/31/2007       11.160973        11.599133        629,566.1126
  01/01/2008    to  12/31/2008       11.599133         8.571201        716,367.7513
  01/01/2009    to  12/31/2009        8.571201        10.555519        568,420.8200
  01/01/2010    to  12/31/2010       10.555519        11.682751        500,424.4526
  01/01/2011    to  12/31/2011       11.682751        11.642906        509,016.8278
  01/01/2012    to  12/31/2012       11.642906        12.954905        449,789.1324
  01/01/2013    to  12/31/2013       12.954905        14.426778        424,001.1963
  01/01/2014    to  12/31/2014       14.426778        15.053018        397,288.0803
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.168205        536,049.7619
  01/01/2006    to  12/31/2006       10.168205        11.415778        998,190.3026
  01/01/2007    to  12/31/2007       11.415778        11.888698        787,476.0600
  01/01/2008    to  12/31/2008       11.888698         7.858087        361,516.5487
  01/01/2009    to  12/31/2009        7.858087        10.003688        337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907        415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245        404,144.2941
  01/01/2012    to  12/31/2012       10.868245        12.327324        375,677.3665
  01/01/2013    to  12/31/2013       12.327324        14.352831        386,753.4539
  01/01/2014    to  12/31/2014       14.352831        14.914593        301,255.3357
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       48.171871        49.250312        663,334.8802
  01/01/2006    to  12/31/2006       49.250312        57.322718        549,747.6577
  01/01/2007    to  12/31/2007       57.322718        58.790098        462,648.1547
  01/01/2008    to  12/31/2008       58.790098        36.989355        408,615.4821
  01/01/2009    to  12/31/2009       36.989355        43.286415        373,523.2900
  01/01/2010    to  12/31/2010       43.286415        50.081055        334,645.6953
  01/01/2011    to  12/31/2011       50.081055        47.525399        290,480.7679
  01/01/2012    to  12/31/2012       47.525399        55.423980        249,711.0096
  01/01/2013    to  12/31/2013       55.423980        73.285175        210,015.6826
  01/01/2014    to  12/31/2014       73.285175        82.069803        180,558.8692
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.857828        48.795052      3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303      2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907      2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485      1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860      1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477      1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570      1,307,682.1382
  01/01/2012    to  12/31/2012       46.405570        53.983597      1,147,503.7026
  01/01/2013    to  12/31/2013       53.983597        71.213135        975,167.2712
  01/01/2014    to  12/31/2014       71.213135        79.549130        855,158.8242
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.338602        12.803698        121,771.8162
  01/01/2006    to  12/31/2006       12.803698        14.635138        100,475.7681
  01/01/2007    to  12/31/2007       14.635138        13.559101         91,862.4833
  01/01/2008    to  12/31/2008       13.559101         8.196072         68,269.2161
  01/01/2009    to  12/31/2009        8.196072        10.491570         65,403.4300
  01/01/2010    to  04/30/2010       10.491570        11.209019              0.0000
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005        7.192372         8.147300      1,318,451.0896
  01/01/2006    to  12/31/2006        8.147300         8.561663      1,086,644.0805
  01/01/2007    to  12/31/2007        8.561663         9.949271        875,356.2201
  01/01/2008    to  12/31/2008        9.949271         5.922995        758,992.5253
  01/01/2009    to  12/31/2009        5.922995         8.518548        628,615.8800
  01/01/2010    to  12/31/2010        8.518548        10.758434        527,548.4919
  01/01/2011    to  12/31/2011       10.758434        10.460864        432,915.1818
  01/01/2012    to  12/31/2012       10.460864        11.751467        382,781.4126
  01/01/2013    to  12/31/2013       11.751467        15.871222        323,354.5795
  01/01/2014    to  12/31/2014       15.871222        17.691616        279,544.4671
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.115346         8.043025      3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410      2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155      1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712      1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983      1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662      1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966        936,112.4789
  01/01/2012    to  12/31/2012       10.164966        11.394364        867,641.7793
  01/01/2013    to  12/31/2013       11.394364        15.345991        784,285.7231
  01/01/2014    to  12/31/2014       15.345991        17.065785        696,587.9359
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.684894        17.028072        487,634.3940
  01/01/2006    to  12/31/2006       17.028072        19.516872        369,894.8808
  01/01/2007    to  12/31/2007       19.516872        21.181830        237,900.4983
  01/01/2008    to  12/31/2008       21.181830        11.645978        233,944.9914
  01/01/2009    to  12/31/2009       11.645978        13.997455        245,727.7800
  01/01/2010    to  12/31/2010       13.997455        14.749953        236,344.4745
  01/01/2011    to  12/31/2011       14.749953        11.616925        214,734.2561
  01/01/2012    to  12/31/2012       11.616925        13.673094        207,647.2451
  01/01/2013    to  12/31/2013       13.673094        15.524057        183,997.9197
  01/01/2014    to  12/31/2014       15.524057        14.796430        173,039.0410
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       44.856392        45.187527        183,962.7720
  01/01/2006    to  12/31/2006       45.187527        46.404498        181,627.5359
  01/01/2007    to  12/31/2007       46.404498        48.511491         77,062.2091
  01/01/2008    to  12/31/2008       48.511491        46.082096         67,919.6938
  01/01/2009    to  12/31/2009       46.082096        49.614569         66,289.4300
  01/01/2010    to  12/31/2010       49.614569        52.872659         64,680.4054
  01/01/2011    to  12/31/2011       52.872659        55.426490         57,357.3936
  01/01/2012    to  12/31/2012       55.426490        58.631517         60,291.0528
  01/01/2013    to  12/31/2013       58.631517        57.233781         46,733.6523
  01/01/2014    to  12/31/2014       57.233781        60.281435         41,236.9592
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.006542        11.357631        158,964.4200
  01/01/2010    to  12/31/2010       11.357631        13.419616        160,666.6038
  01/01/2011    to  12/31/2011       13.419616        12.049544        135,978.0988
  01/01/2012    to  12/31/2012       12.049544        13.588812        118,749.6096
  01/01/2013    to  12/31/2013       13.588812        17.985305        103,372.0092
  01/01/2014    to  12/31/2014       17.985305        19.313315         95,418.6070
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.940428        14.770303          6,123.9905
  01/01/2007    to  12/31/2007       14.770303        16.299852        196,512.1398
  01/01/2008    to  12/31/2008       16.299852         9.218816        156,944.7812
  01/01/2009    to  05/01/2009        9.218816         8.767882              0.0000
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       15.305213        15.996159          28,616.4484
  01/01/2008    to  12/31/2008       15.996159         9.035026          22,387.8925
  01/01/2009    to  05/01/2009        9.035026         8.588237               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  01/01/2005    to  12/31/2005       11.129593        11.916798          52,869.8159
  01/01/2006    to  12/31/2006       11.916798        12.463475          48,572.8375
  01/01/2007    to  04/27/2007       12.463475        13.292608               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131        10.067108         652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339       1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990       1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384       2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603       1,271,921.9100
  01/01/2010    to  12/31/2010       10.728603        10.579444         827,032.2547
  01/01/2011    to  12/31/2011       10.579444        10.432759         800,182.8141
  01/01/2012    to  12/31/2012       10.432759        10.286924         543,756.9543
  01/01/2013    to  12/31/2013       10.286924        10.143906         454,324.8768
  01/01/2014    to  12/31/2014       10.143906        10.002876         336,698.0844
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.949131         9.962144               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.479270        11.732904       1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235         943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539         541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742         512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662         455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380         431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454         363,797.3759
  01/01/2012    to  12/31/2012       12.170454        13.867318         708,976.5909
  01/01/2013    to  12/31/2013       13.867318        18.697531         637,358.0732
  01/01/2014    to  12/31/2014       18.697531        20.049645         551,761.4615
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.356218         8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247        1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460        1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886        1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018          920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984          800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831          702,653.3920
  01/01/2012    to  04/27/2012        8.177831         9.200030                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.755269        10.042441          735,246.9211
  01/01/2006    to  12/31/2006       10.042441        10.865781          620,468.0717
  01/01/2007    to  12/31/2007       10.865781        11.176208          279,360.3341
  01/01/2008    to  12/31/2008       11.176208         6.467885          269,026.5994
  01/01/2009    to  12/31/2009        6.467885         8.270691          249,470.7800
  01/01/2010    to  12/31/2010        8.270691        10.712388          211,043.0950
  01/01/2011    to  12/31/2011       10.712388        10.853762          172,959.0012
  01/01/2012    to  12/31/2012       10.853762        11.867994          152,441.3182
  01/01/2013    to  12/31/2013       11.867994        17.364975          133,454.5143
  01/01/2014    to  12/31/2014       17.364975        17.283597          111,937.5032
============   ==== ==========       =========        =========        ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2005    to  12/31/2005       11.201681        12.022461          302,133.2442
  01/01/2006    to  12/31/2006       12.022461        12.602674          262,539.9468
  01/01/2007    to  04/27/2007       12.602674        13.454401                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.947997        14.224312           32,910.0777
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.552711        14.959931        2,357,224.4496
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.634052        11.159705        213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090        895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270        956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490      1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115        947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028        933,875.1336
  01/01/2012    to  12/31/2012       12.131028        13.266703      1,165,345.8123
  01/01/2013    to  12/31/2013       13.266703        14.270071        926,980.6147
  01/01/2014    to  04/25/2014       14.270071        14.387473              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.045054        11.605616      1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713      2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939      2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654      2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831      2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236      2,310,722.6790
  01/01/2012    to  12/31/2012       11.969236        13.264763      2,224,715.5658
  01/01/2013    to  12/31/2013       13.264763        14.941129      1,858,370.6036
  01/01/2014    to  04/25/2014       14.941129        15.007289              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.965675        15.501026      5,420,296.8907
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
B) AND BEFORE
 THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.200224      4,366,436.6538
  01/01/2007    to  12/31/2007       10.200224        10.703447      9,193,974.8452
  01/01/2008    to  11/07/2008       10.703447         7.367243              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
B))
  11/10/2008    to  12/31/2008        8.467831         8.416529      8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271      8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159      7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314      7,265,321.2544
  01/01/2012    to  12/31/2012       11.564314        12.991262      6,739,102.5150
  01/01/2013    to  12/31/2013       12.991262        15.298349      5,819,812.9422
  01/01/2014    to  04/25/2014       15.298349        15.319850              0.0000
============   ==== ==========       =========        =========      ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.938744        15.562407        5,314,642.6254
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.236515        4,679,836.7018
   01/01/2007                             to  12/31/2007       10.236515        10.895268        9,943,580.4210
   01/01/2008                             to  11/07/2008       10.895268         6.955191                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        8.171240         8.086995        9,548,418.2379
   01/01/2009                             to  12/31/2009        8.086995        10.374777        8,937,190.6700
   01/01/2010                             to  12/31/2010       10.374777        11.815290        8,026,572.1466
   01/01/2011                             to  12/31/2011       11.815290        11.200053        6,891,088.9527
   01/01/2012                             to  12/31/2012       11.200053        12.779627        6,165,652.7323
   01/01/2013                             to  12/31/2013       12.779627        15.867726        5,522,679.8106
   01/01/2014                             to  04/25/2014       15.867726        15.803613                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       10.894299        11.701349          275,851.6003
   01/01/2006                             to  12/31/2006       11.701349        13.294095          522,238.3038
   01/01/2007                             to  12/31/2007       13.294095        13.763155          523,328.8115
   01/01/2008                             to  12/31/2008       13.763155         8.516314          500,367.6607
   01/01/2009                             to  12/31/2009        8.516314        10.576822          499,934.2700
   01/01/2010                             to  12/31/2010       10.576822        11.943557          487,576.9402
   01/01/2011                             to  12/31/2011       11.943557        11.972839          442,641.6482
   01/01/2012                             to  12/31/2012       11.972839        13.629727          338,539.5081
   01/01/2013                             to  12/31/2013       13.629727        17.704209          302,123.2719
   01/01/2014                             to  12/31/2014       17.704209        19.748818          283,995.4459
=============                            ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   01/01/2005                             to  04/30/2005        8.362426         7.978882                0.0000
=============                            ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       18.125728        18.573296        100,960.2315
  01/01/2006    to  12/31/2006       18.573296        21.327353         60,098.7036
  01/01/2007    to  12/31/2007       21.327353        20.252939         45,506.0212
  01/01/2008    to  12/31/2008       20.252939        12.270789         42,525.2736
  01/01/2009    to  12/31/2009       12.270789        13.653164         42,299.5200
  01/01/2010    to  12/31/2010       13.653164        16.336763         47,285.1039
  01/01/2011    to  12/31/2011       16.336763        16.997232         38,728.2015
  01/01/2012    to  12/31/2012       16.997232        18.394335         34,550.7447
  01/01/2013    to  12/31/2013       18.394335        25.065607        132,425.7038
  01/01/2014    to  12/31/2014       25.065607        24.642861        124,537.8219
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.357674        17.709541         73,011.7709
  01/01/2006    to  12/31/2006       17.709541        20.017152         83,759.6956
  01/01/2007    to  04/27/2007       20.017152        21.761503              0.0000
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.676092        15.683126        238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425        224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595        203,177.1000
  01/01/2010    to  12/31/2010       12.867595        15.589341        184,524.9258
  01/01/2011    to  12/31/2011       15.589341        14.561957        161,598.5269
  01/01/2012    to  12/31/2012       14.561957        15.117416        145,340.9191
  01/01/2013    to  04/26/2013       15.117416        16.391440              0.0000
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.100728        12.688022      1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022        14.123929      2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929        15.207568      1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568         8.697349      1,365,435.5781
  01/01/2009    to  12/31/2009        8.697349        12.267470      1,233,179.5400
  01/01/2010    to  12/31/2010       12.267470        14.122483      1,067,736.8364
  01/01/2011    to  12/31/2011       14.122483        13.740600        911,275.1699
  01/01/2012    to  12/31/2012       13.740600        16.078756        843,220.3481
  01/01/2013    to  12/31/2013       16.078756        22.002126        748,591.7357
  01/01/2014    to  12/31/2014       22.002126        23.611139        650,352.6526
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2005    to  12/31/2005       11.520218        11.985630        2,727,644.5888
  01/01/2006    to  04/30/2006       11.985630        12.521875        2,788,548.2197
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.805075        16.250019            5,008.4670
  01/01/2008    to  12/31/2008       16.250019        10.224081            4,682.9116
  01/01/2009    to  12/31/2009       10.224081        14.010631            4,608.0000
  01/01/2010    to  12/31/2010       14.010631        18.637580            2,669.5336
  01/01/2011    to  12/31/2011       18.637580        18.704144            2,657.0911
  01/01/2012    to  12/31/2012       18.704144        21.425983            1,053.3977
  01/01/2013    to  12/31/2013       21.425983        30.542077            1,049.0404
  01/01/2014    to  12/31/2014       30.542077        32.197299            1,032.7682
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005        9.022074         9.526020            7,719.8572
  01/01/2006    to  12/31/2006        9.526020         9.888667            7,844.0205
  01/01/2007    to  04/27/2007        9.888667        10.592883                0.0000
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.200126        14.411949          294,096.7410
  01/01/2006    to  12/31/2006       14.411949        14.727785          257,991.3721
  01/01/2007    to  12/31/2007       14.727785        15.906297          229,887.7466
  01/01/2008    to  12/31/2008       15.906297         9.988194          198,964.6469
  01/01/2009    to  12/31/2009        9.988194        13.654627          189,293.9000
  01/01/2010    to  12/31/2010       13.654627        18.132218          178,492.0684
  01/01/2011    to  12/31/2011       18.132218        18.139410          152,937.8073
  01/01/2012    to  12/31/2012       18.139410        20.731411          151,077.4732
  01/01/2013    to  12/31/2013       20.731411        29.473380          132,492.8432
  01/01/2014    to  12/31/2014       29.473380        30.995321          114,573.6278
============   ==== ==========       =========        =========        ==============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       19.779469        20.004902          163,369.5918
  01/01/2006    to  12/31/2006       20.004902        20.679426          141,622.4557
  01/01/2007    to  12/31/2007       20.679426        21.145631          128,216.8750
  01/01/2008    to  12/31/2008       21.145631        17.676708          120,541.9136
  01/01/2009    to  12/31/2009       17.676708        22.990282          104,725.4000
  01/01/2010    to  12/31/2010       22.990282        25.494438           97,960.6253
  01/01/2011    to  12/31/2011       25.494438        26.607899          263,476.3272
  01/01/2012    to  12/31/2012       26.607899        29.199052          193,535.5598
  01/01/2013    to  12/31/2013       29.199052        29.031198          118,800.6868
  01/01/2014    to  12/31/2014       29.031198        30.141735          138,155.8087
============   ==== ==========       =========        =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.914458        12.940186        4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039        3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974        2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351        2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208        2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512        1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912        1,693,422.9569
  01/01/2012    to  12/31/2012       12.154912        13.507356        1,511,819.7715
  01/01/2013    to  12/31/2013       13.507356        17.785459        1,310,388.0076
  01/01/2014    to  12/31/2014       17.785459        19.370331        1,131,483.5115
============   ==== ==========       =========        =========        ==============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.701643        13.042286          389,208.3496
  01/01/2006    to  12/31/2006       13.042286        14.032539          408,676.3055
  01/01/2007    to  12/31/2007       14.032539        14.321915          221,541.1596
  01/01/2008    to  12/31/2008       14.321915        10.802056          184,813.9157
  01/01/2009    to  12/31/2009       10.802056        14.940894          363,311.3600
  01/01/2010    to  12/31/2010       14.940894        16.864342          363,895.6664
  01/01/2011    to  12/31/2011       16.864342        17.185833          150,925.4190
  01/01/2012    to  12/31/2012       17.185833        19.368597          151,598.8977
  01/01/2013    to  12/31/2013       19.368597        20.194576          132,345.5625
  01/01/2014    to  12/31/2014       20.194576        20.578907          121,820.1619
============   ==== ==========       =========        =========        ==============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.141475        12.094474          445,701.1339
  01/01/2006    to  12/31/2006       12.094474        12.401200          394,133.7153
  01/01/2007    to  12/31/2007       12.401200        13.129534          330,804.8474
  01/01/2008    to  12/31/2008       13.129534        12.892421          312,492.2106
  01/01/2009    to  12/31/2009       12.892421        14.406672          309,707.1300
  01/01/2010    to  12/31/2010       14.406672        14.957736          312,514.0098
  01/01/2011    to  12/31/2011       14.957736        14.913796          276,624.8148
  01/01/2012    to  12/31/2012       14.913796        15.565947          272,785.5897
  01/01/2013    to  12/31/2013       15.565947        15.328778          214,261.9823
  01/01/2014    to  12/31/2014       15.328778        15.244354          205,183.3319
============   ==== ==========       =========        =========        ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005        8.962166         9.146194       78,777.9577
  01/01/2006    to  12/31/2006        9.146194        10.363197       81,131.6033
  01/01/2007    to  12/31/2007       10.363197        10.919044       73,551.2373
  01/01/2008    to  12/31/2008       10.919044         6.176874      103,519.5978
  01/01/2009    to  07/17/2009        6.176874         6.144296            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.442014        12.960845       14,765.5039
  01/01/2011    to  12/31/2011       12.960845        12.131349       17,318.8792
  01/01/2012    to  12/31/2012       12.131349        13.966644       17,164.2351
  01/01/2013    to  12/31/2013       13.966644        18.791247       12,410.5732
  01/01/2014    to  12/31/2014       18.791247        21.029628       11,744.4398
============   ==== ==========       =========        =========      ============
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       11.599128        12.827966       31,038.9079
  01/01/2006    to  12/31/2006       12.827966        13.339755       23,859.6423
  01/01/2007    to  12/31/2007       13.339755        13.654353       18,999.8112
  01/01/2008    to  12/31/2008       13.654353         7.331628       18,062.2105
  01/01/2009    to  12/31/2009        7.331628        10.031050       20,184.8300
  01/01/2010    to  09/24/2010       10.031050        11.480861            0.0000
============   ==== ==========       =========        =========      ============
DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       13.456753        13.611711       34,465.5288
  01/01/2006    to  12/31/2006       13.611711        13.981782       31,781.9318
  01/01/2007    to  12/31/2007       13.981782        14.606853       21,031.3978
  01/01/2008    to  12/31/2008       14.606853        15.114072       17,153.5610
  01/01/2009    to  12/31/2009       15.114072        16.107936       14,541.9000
  01/01/2010    to  12/31/2010       16.107936        16.934586       13,333.8901
  01/01/2011    to  12/31/2011       16.934586        17.946412       11,083.0441
  01/01/2012    to  12/31/2012       17.946412        18.213200       10,443.5259
  01/01/2013    to  12/31/2013       18.213200        17.413361        9,895.8544
  01/01/2014    to  12/31/2014       17.413361        18.080298        8,516.7469
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       17.786584        20.624526       43,459.2840
  01/01/2006    to  12/31/2006       20.624526        25.983329       53,920.0984
  01/01/2007    to  12/31/2007       25.983329        29.283341       36,246.8022
  01/01/2008    to  12/31/2008       29.283341        17.154829       31,625.5839
  01/01/2009    to  12/31/2009       17.154829        22.799402       28,854.0100
  01/01/2010    to  12/31/2010       22.799402        25.292025       25,278.3745
  01/01/2011    to  12/31/2011       25.292025        23.173968       23,605.4297
  01/01/2012    to  12/31/2012       23.173968        26.309466       23,481.4517
  01/01/2013    to  12/31/2013       26.309466        30.769049       20,405.3122
  01/01/2014    to  12/31/2014       30.769049        30.338152       18,621.5040
============   ==== ==========       =========        =========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2005    to  12/31/2005       51.437589        53.496731        3,433.4825
  01/01/2006    to  12/31/2006       53.496731        63.205667        3,967.8870
  01/01/2007    to  12/31/2007       63.205667        63.051798        6,951.6479
  01/01/2008    to  12/31/2008       63.051798        35.518412        8,724.0628
  01/01/2009    to  12/31/2009       35.518412        45.445792       10,191.6600
  01/01/2010    to  12/31/2010       45.445792        51.448042        7,176.5131
  01/01/2011    to  12/31/2011       51.448042        51.015521        8,925.1004
  01/01/2012    to  12/31/2012       51.015521        58.822791        9,060.7472
  01/01/2013    to  12/31/2013       58.822791        74.072604        6,646.9523
  01/01/2014    to  12/31/2014       74.072604        79.157310        5,909.4542
============   ==== ==========       =========        =========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       25.693100        27.885593      158,057.5721
  01/01/2006    to  12/31/2006       27.885593        33.363009      158,265.8506
  01/01/2007    to  12/31/2007       33.363009        37.943515      108,100.4282
  01/01/2008    to  12/31/2008       37.943515        22.284359       98,151.4518
  01/01/2009    to  12/31/2009       22.284359        30.084394       95,728.0900
  01/01/2010    to  12/31/2010       30.084394        32.128267       84,980.2903
  01/01/2011    to  12/31/2011       32.128267        28.284710       81,947.9964
  01/01/2012    to  12/31/2012       28.284710        32.941481       76,747.8824
  01/01/2013    to  12/31/2013       32.941481        39.905483       66,725.4171
  01/01/2014    to  12/31/2014       39.905483        34.935168       57,945.6715
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984        10.550465          11,814.9398
  01/01/2013    to  12/31/2013       10.550465        11.551854          21,045.4866
  01/01/2014    to  12/31/2014       11.551854        12.216082          20,935.3392
============   ==== ==========       =========        =========       ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996837         1.039690               0.0000
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.041709         7.006834         388,422.9887
  01/01/2009    to  12/31/2009        7.006834         8.926760       1,303,398.7800
  01/01/2010    to  12/31/2010        8.926760         9.863326       1,490,991.1699
  01/01/2011    to  12/31/2011        9.863326         9.510068       1,469,809.8855
  01/01/2012    to  12/31/2012        9.510068        10.635126       1,449,761.3798
  01/01/2013    to  12/31/2013       10.635126        12.418392       1,211,493.4677
  01/01/2014    to  12/31/2014       12.418392        12.973529       1,197,825.7908
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.446581         6.355426         437,222.6785
  01/01/2009    to  12/31/2009        6.355426         8.391968       1,239,686.7700
  01/01/2010    to  12/31/2010        8.391968         9.381751       1,345,486.6190
  01/01/2011    to  12/31/2011        9.381751         8.804928       1,376,690.5906
  01/01/2012    to  12/31/2012        8.804928        10.074643       1,388,240.1223
  01/01/2013    to  12/31/2013       10.074643        12.416587       1,551,198.5155
  01/01/2014    to  12/31/2014       12.416587        13.013058       1,558,557.7195
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.646757         7.680087         337,991.9950
  01/01/2009    to  12/31/2009        7.680087         9.335863         918,227.3700
  01/01/2010    to  12/31/2010        9.335863        10.108040       1,061,596.1361
  01/01/2011    to  12/31/2011       10.108040         9.976909         958,916.8011
  01/01/2012    to  12/31/2012        9.976909        10.892841         901,178.0281
  01/01/2013    to  12/31/2013       10.892841        12.181525         640,424.7426
  01/01/2014    to  12/31/2014       12.181525        12.731520         611,016.4394
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882        11.541250          45,180.7926
  01/01/2013    to  12/31/2013       11.541250        10.983847          89,069.8353
  01/01/2014    to  12/31/2014       10.983847        11.252874          75,754.9418
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181        10.279944       50,605.5430
  01/01/2013    to  12/31/2013       10.279944        11.170834       63,211.6812
  01/01/2014    to  12/31/2014       11.170834        11.655534       56,218.5443
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.474308        14.313282      167,563.8515
  01/01/2006    to  12/31/2006       14.313282        19.400065      149,857.8175
  01/01/2007    to  12/31/2007       19.400065        16.241955      114,636.7150
  01/01/2008    to  12/31/2008       16.241955         9.331819      119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008      123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987      105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814       96,052.4963
  01/01/2012    to  12/31/2012       13.176814        16.353057       86,701.1532
  01/01/2013    to  12/31/2013       16.353057        16.680772       80,628.9746
  01/01/2014    to  12/31/2014       16.680772        18.612590       67,232.9778
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       20.711273        19.857551            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.165960         8.017990      266,399.2212
  01/01/2006    to  12/31/2006        8.017990         7.761627      289,450.6058
  01/01/2007    to  12/31/2007        7.761627         7.818763      213,498.5595
  01/01/2008    to  12/31/2008        7.818763         4.694194      188,082.2069
  01/01/2009    to  12/31/2009        4.694194         6.148555      173,793.5300
  01/01/2010    to  12/31/2010        6.148555         7.497853      162,635.2127
  01/01/2011    to  12/31/2011        7.497853         7.626325      173,273.1284
  01/01/2012    to  12/31/2012        7.626325         8.902546      154,995.8472
  01/01/2013    to  12/31/2013        8.902546        12.769341      146,270.3948
  01/01/2014    to  12/31/2014       12.769341        14.955819      220,301.2145
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND,
INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.476841         8.927355       10,384.2329
  01/01/2006    to  04/30/2006        8.927355         9.327315       10,369.6762
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.411851        11.154963       12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948       19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100       35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167       48,245.5000
  01/01/2010    to  12/31/2010        6.282167         6.642605       14,163.6602
  01/01/2011    to  04/29/2011        6.642605         7.060846            0.0000
============   ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696         1.047269      603,296.2985
  01/01/2013    to  12/31/2013        1.047269         1.050877      728,093.1792
  01/01/2014    to  12/31/2014        1.050877         1.093005      622,223.7717
============   ==== ==========       =========        =========      ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767        10.468869      253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030      447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053      371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528      355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430      386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106      381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277      359,857.3498
  01/01/2012    to  12/31/2012        9.942277        11.607402      323,285.6258
  01/01/2013    to  12/31/2013       11.607402        15.481667      300,962.2261
  01/01/2014    to  12/31/2014       15.481667        16.671405      267,627.6763
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.336992        24.840578      427,820.2025
  01/01/2006    to  12/31/2006       24.840578        27.451333      490,929.7185
  01/01/2007    to  12/31/2007       27.451333        27.202590      468,634.0222
  01/01/2008    to  12/31/2008       27.202590        16.405880      450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020      452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496      398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438      359,872.7743
  01/01/2012    to  12/31/2012       23.991438        27.105776      324,670.6473
  01/01/2013    to  12/31/2013       27.105776        34.794495      275,870.0711
  01/01/2014    to  12/31/2014       34.794495        37.581838      237,824.6052
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.402499        12.965826        243,909.2927
  01/01/2006    to  12/31/2006       12.965826        14.584886        200,433.1610
  01/01/2007    to  12/31/2007       14.584886        15.957165        147,630.4668
  01/01/2008    to  12/31/2008       15.957165         9.631096        129,237.5501
  01/01/2009    to  12/31/2009        9.631096        12.696435        128,724.5100
  01/01/2010    to  12/31/2010       12.696435        15.782371        123,496.7059
  01/01/2011    to  12/31/2011       15.782371        15.379785        106,658.0867
  01/01/2012    to  12/31/2012       15.379785        17.911571         93,262.9080
  01/01/2013    to  12/31/2013       17.911571        24.734051         88,062.8827
  01/01/2014    to  12/31/2014       24.734051        26.293351         80,489.8420
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  04/30/2005       14.372612        12.338375              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751         1.049314        184,118.6385
  01/01/2013    to  12/31/2013        1.049314         1.147262        224,972.5677
  01/01/2014    to  12/31/2014        1.147262         1.209021        236,695.8497
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.147561        17.145239        406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781        361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333        361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573        322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878        347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748        326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057        252,962.8455
  01/01/2012    to  12/31/2012       23.939057        26.633903        225,915.0404
  01/01/2013    to  12/31/2013       26.633903        28.330869        198,210.4588
  01/01/2014    to  12/31/2014       28.330869        29.256807        173,648.5171
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  01/01/2005    to  04/30/2005       17.210010        16.545435              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2005    to  04/30/2005       15.358021        14.864274              0.0000
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946         9.760397           2,042.1156
  01/01/2012    to  12/31/2012        9.760397        10.037167           8,688.0927
  01/01/2013    to  12/31/2013       10.037167        10.002501          48,788.0930
  01/01/2014    to  12/31/2014       10.002501         9.957810          49,947.8144
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        7.791671         7.690011       1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645       1,377,800.6300
  01/01/2010    to  12/31/2010       10.048645        11.532589       1,270,822.2776
  01/01/2011    to  12/31/2011       11.532589        10.705026       1,182,424.8869
  01/01/2012    to  12/31/2012       10.705026        12.310273       1,093,355.7864
  01/01/2013    to  12/31/2013       12.310273        15.705375       1,029,994.3424
  01/01/2014    to  12/31/2014       15.705375        16.258835         883,453.2928
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.312809         642,393.5748
  01/01/2007    to  12/31/2007       10.312809        11.051489       1,615,769.2707
  01/01/2008    to  11/07/2008       11.051489         6.696614               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105        10.447619          21,031.4366
  01/01/2013    to  12/31/2013       10.447619        11.770200          43,725.9168
  01/01/2014    to  12/31/2014       11.770200        12.713680          59,908.1512
============   ==== ==========       =========        =========       ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208         1.127695          25,245.8092
  01/01/2014    to  12/31/2014        1.127695         1.213787          35,437.2170
============   ==== ==========       =========        =========       ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.297607        16.265528         248,109.4350
  01/01/2006    to  12/31/2006       16.265528        18.128055         262,753.8929
  01/01/2007    to  12/31/2007       18.128055        17.317227         230,423.5292
  01/01/2008    to  12/31/2008       17.317227        11.971285         199,078.6263
  01/01/2009    to  12/31/2009       11.971285        14.912405         191,340.8200
  01/01/2010    to  12/31/2010       14.912405        17.613554         167,764.4453
  01/01/2011    to  12/31/2011       17.613554        15.792798         146,690.5676
  01/01/2012    to  12/31/2012       15.792798        18.354655         138,092.7767
  01/01/2013    to  12/31/2013       18.354655        23.948419         126,059.0029
  01/01/2014    to  12/31/2014       23.948419        23.996560         113,866.0382
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450         6.172943        237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766        230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157        244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099        225,310.3343
  01/01/2012    to  12/31/2012       10.023099        11.738767        208,233.1479
  01/01/2013    to  12/31/2013       11.738767        10.987975        210,616.6069
  01/01/2014    to  12/31/2014       10.987975        10.118507        191,073.6889
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005        8.407970        10.555071        241,982.5724
  01/01/2006    to  12/31/2006       10.555071        13.319212        269,268.4127
  01/01/2007    to  12/31/2007       13.319212        16.896519        184,371.7766
  01/01/2008    to  04/25/2008       16.896519        15.376061              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.170897        12.812338        466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005        468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392        353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297        331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935        304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532        283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042        268,894.1347
  01/01/2012    to  12/31/2012       12.663042        14.557637        244,703.1141
  01/01/2013    to  12/31/2013       14.557637        17.102618        217,722.1802
  01/01/2014    to  12/31/2014       17.102618        15.677116        193,591.8352
============   ==== ==========       =========        =========        ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.716826        10.011111         58,534.9431
  01/01/2006    to  12/31/2006       10.011111        10.687997         66,336.3304
  01/01/2007    to  12/31/2007       10.687997        13.000146         69,038.9889
  01/01/2008    to  12/31/2008       13.000146         6.818846         65,637.5654
  01/01/2009    to  12/31/2009        6.818846        10.564501         72,675.5000
  01/01/2010    to  12/31/2010       10.564501        13.746673         83,078.1180
  01/01/2011    to  12/31/2011       13.746673        12.605011         86,893.1584
  01/01/2012    to  12/31/2012       12.605011        13.568856         78,610.2070
  01/01/2013    to  12/31/2013       13.568856        18.583175         63,548.3696
  01/01/2014    to  12/31/2014       18.583175        18.492153         56,212.4415
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999795         1.034873               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.070302        12.158353       1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956       1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424       1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967         950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824       1,064,205.4200
  01/01/2010    to  12/31/2010       15.254824        16.255590       1,064,563.1497
  01/01/2011    to  12/31/2011       16.255590        16.521798       1,050,837.2854
  01/01/2012    to  12/31/2012       16.521798        17.783373         985,274.0488
  01/01/2013    to  12/31/2013       17.783373        17.183060         922,767.7111
  01/01/2014    to  12/31/2014       17.183060        17.636801         802,358.6414
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952        16.165833          68,277.3000
  01/01/2010    to  12/31/2010       16.165833        18.462348          68,865.5610
  01/01/2011    to  12/31/2011       18.462348        17.301901          62,359.9727
  01/01/2012    to  12/31/2012       17.301901        18.811597          53,826.8133
  01/01/2013    to  12/31/2013       18.811597        24.593916          54,797.7333
  01/01/2014    to  12/31/2014       24.593916        26.876234          45,231.1975
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.357010        11.804135         219,351.0393
  01/01/2006    to  12/31/2006       11.804135        12.772469         254,169.9468
  01/01/2007    to  12/31/2007       12.772469        12.540664         278,990.0395
  01/01/2008    to  12/31/2008       12.540664         7.361924         270,392.5777
  01/01/2009    to  05/01/2009        7.361924         7.276825               0.0000
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.761714        10.920777           2,891.9758
  01/01/2013    to  12/31/2013       10.920777        10.271969             456.9505
  01/01/2014    to  12/31/2014       10.271969        10.883696             420.3015
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816        10.745663             820.7364
  01/01/2014    to  12/31/2014       10.745663        11.500391             815.2693
============   ==== ==========       =========        =========       ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729         1.067415         105,220.1731
  01/01/2013    to  12/31/2013        1.067415         1.157842         145,342.8286
  01/01/2014    to  12/31/2014        1.157842         1.228877         102,186.4976
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.127506          43,246.1495
  01/01/2006    to  12/31/2006       10.127506        11.147068         374,324.5676
  01/01/2007    to  12/31/2007       11.147068        11.573039         871,562.2204
  01/01/2008    to  12/31/2008       11.573039         8.543334       1,042,786.6640
  01/01/2009    to  12/31/2009        8.543334        10.510685       1,136,777.6500
  01/01/2010    to  12/31/2010       10.510685        11.621510       1,119,826.2723
  01/01/2011    to  12/31/2011       11.621510        11.570323       1,033,528.6087
  01/01/2012    to  12/31/2012       11.570323        12.861209         983,351.2189
  01/01/2013    to  12/31/2013       12.861209        14.308123         954,998.6951
  01/01/2014    to  12/31/2014       14.308123        14.914289         853,357.8596
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.165670         103,277.5711
  01/01/2006    to  12/31/2006       10.165670        11.401556         387,878.6347
  01/01/2007    to  12/31/2007       11.401556        11.861953         586,604.8994
  01/01/2008    to  12/31/2008       11.861953         7.832534         497,895.0979
  01/01/2009    to  12/31/2009        7.832534         9.961190         476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872         392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482         363,056.2511
  01/01/2012    to  12/31/2012       10.800482        12.238157         350,212.5478
  01/01/2013    to  12/31/2013       12.238157        14.234775         388,287.4615
  01/01/2014    to  12/31/2014       14.234775        14.777130         272,643.6265
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.778007        48.665131         364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091         364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957         301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576         283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212         281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688         252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846         221,793.7791
  01/01/2012    to  12/31/2012       46.004846        53.463670         199,990.4817
  01/01/2013    to  12/31/2013       53.463670        70.456816         169,149.7215
  01/01/2014    to  12/31/2014       70.456816        78.625612         145,046.0384
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       47.658643        49.405839          980.0529
  01/01/2006    to  12/31/2006       49.405839        56.416590          893.3883
  01/01/2007    to  12/31/2007       56.416590        52.216062          927.5822
  01/01/2008    to  12/31/2008       52.216062        31.531321          871.7125
  01/01/2009    to  12/31/2009       31.531321        40.322043          625.0800
  01/01/2010    to  04/30/2010       40.322043        43.065273            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.103474         8.021608      740,632.1901
  01/01/2006    to  12/31/2006        8.021608         8.389616      776,406.0241
  01/01/2007    to  12/31/2007        8.389616         9.721661      554,694.0244
  01/01/2008    to  12/31/2008        9.721661         5.769878      517,904.2439
  01/01/2009    to  12/31/2009        5.769878         8.268610      505,809.0000
  01/01/2010    to  12/31/2010        8.268610        10.400548      433,724.9757
  01/01/2011    to  12/31/2011       10.400548        10.077199      390,647.1803
  01/01/2012    to  12/31/2012       10.077199        11.284630      348,179.1289
  01/01/2013    to  12/31/2013       11.284630        15.183024      329,872.5419
  01/01/2014    to  12/31/2014       15.183024        16.867677      285,643.0211
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.318846        15.428671        1,873.7348
  01/01/2006    to  12/31/2006       15.428671        17.666084        3,306.5965
  01/01/2007    to  12/31/2007       17.666084        19.153890        6,532.4971
  01/01/2008    to  12/31/2008       19.153890        10.520417        4,543.4481
  01/01/2009    to  12/31/2009       10.520417        12.631987        3,689.4100
  01/01/2010    to  12/31/2010       12.631987        13.297789        5,678.6974
  01/01/2011    to  12/31/2011       13.297789        10.462752        5,058.7844
  01/01/2012    to  12/31/2012       10.462752        12.302266        4,941.0733
  01/01/2013    to  12/31/2013       12.302266        13.953700       31,508.1897
  01/01/2014    to  12/31/2014       13.953700        13.286377       29,932.4997
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       43.908593        44.188654       74,302.8705
  01/01/2006    to  12/31/2006       44.188654        45.333507       92,692.1192
  01/01/2007    to  12/31/2007       45.333507        47.344271       59,039.2640
  01/01/2008    to  12/31/2008       47.344271        44.928249       55,411.6887
  01/01/2009    to  12/31/2009       44.928249        48.323937       64,201.7700
  01/01/2010    to  12/31/2010       48.323937        51.445814       66,130.7520
  01/01/2011    to  12/31/2011       51.445814        53.876982       63,984.3173
  01/01/2012    to  12/31/2012       53.876982        56.935146       55,387.1832
  01/01/2013    to  12/31/2013       56.935146        55.522287       53,495.4388
  01/01/2014    to  12/31/2014       55.522287        58.420361       45,760.5514
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.885022        11.197009        1,749.3000
  01/01/2010    to  12/31/2010       11.197009        13.216624        4,640.0731
  01/01/2011    to  12/31/2011       13.216624        11.855434       15,061.1061
  01/01/2012    to  12/31/2012       11.855434        13.356475        6,030.7815
  01/01/2013    to  12/31/2013       13.356475        17.660136        5,583.5197
  01/01/2014    to  12/31/2014       17.660136        18.945178        3,746.6424
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.783359        14.605328          153.8109
  01/01/2007    to  12/31/2007       14.605328        16.101595          143.4410
  01/01/2008    to  12/31/2008       16.101595         9.097531          155.2289
  01/01/2009    to  05/01/2009        9.097531         8.649652            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       15.129274        15.801668          993.0739
  01/01/2008    to  12/31/2008       15.801668         8.916200        1,075.9992
  01/01/2009    to  05/01/2009        8.916200         8.472468            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  01/01/2005    to  12/31/2005       20.761338        22.207661          188.8630
  01/01/2006    to  12/31/2006       22.207661        23.203277          629.6322
  01/01/2007    to  04/27/2007       23.203277        24.738816            0.0000
============   ==== ==========       =========        =========       ===========

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177        10.040284       44,106.0766
  01/01/2006    to  12/31/2006       10.040284        10.341366      339,207.9758
  01/01/2007    to  12/31/2007       10.341366        10.677005      201,616.3369
  01/01/2008    to  12/31/2008       10.677005        10.790988      715,282.3957
  01/01/2009    to  12/31/2009       10.790988        10.657244      464,993.6500
  01/01/2010    to  12/31/2010       10.657244        10.498571      414,275.1903
  01/01/2011    to  12/31/2011       10.498571        10.342686      764,619.1805
  01/01/2012    to  12/31/2012       10.342686        10.187859      552,563.7801
  01/01/2013    to  12/31/2013       10.187859        10.036175      433,344.9027
  01/01/2014    to  12/31/2014       10.036175         9.886750      354,479.8730
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.932521         9.942272            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.461794        11.701673      432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868      514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866      368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624      322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049      297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261      262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387      247,284.9151
  01/01/2012    to  12/31/2012       12.065387        13.733793      391,427.4677
  01/01/2013    to  12/31/2013       13.733793        18.498998      341,449.7072
  01/01/2014    to  12/31/2014       18.498998        19.816928      276,563.6259
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.342276         8.605857      491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759      559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393      484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755      420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159      393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698      365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217      316,152.4774
  01/01/2012    to  04/27/2012        8.107217         9.117621            0.0000
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.719514         9.995667        234,723.2231
  01/01/2006    to  12/31/2006        9.995667        10.804390        326,998.5634
  01/01/2007    to  12/31/2007       10.804390        11.101894        212,824.2154
  01/01/2008    to  12/31/2008       11.101894         6.418417        219,421.2715
  01/01/2009    to  12/31/2009        6.418417         8.199228        219,408.2500
  01/01/2010    to  12/31/2010        8.199228        10.609230        178,396.7417
  01/01/2011    to  12/31/2011       10.609230        10.738517        158,304.2922
  01/01/2012    to  12/31/2012       10.738517        11.730182        144,694.5167
  01/01/2013    to  12/31/2013       11.730182        17.146193        117,818.6091
  01/01/2014    to  12/31/2014       17.146193        17.048775         92,029.1881
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.886487        14.152003          3,375.5696
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.249987        14.638826      2,597,379.5785
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.618221        11.135709        185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345        272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397        838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591        860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878      1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499        993,130.1217
  01/01/2012    to  12/31/2012       12.044499        13.158840      1,061,836.9462
  01/01/2013    to  12/31/2013       13.158840        14.139905        889,036.8909
  01/01/2014    to  04/25/2014       14.139905        14.251744              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.028614        11.580662        958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397      1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314      1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208      2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193      2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856      2,400,059.7351
  01/01/2012    to  12/31/2012       11.883856        13.156910      2,404,835.6729
  01/01/2013    to  12/31/2013       13.156910        14.804837      2,135,396.3557
  01/01/2014    to  04/25/2014       14.804837        14.865707              0.0000
============   ==== ==========       =========        =========      ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.173438        15.705589        6,200,222.6909
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.198856        1,255,121.3078
   01/01/2007                             to  12/31/2007       10.198856        10.691255        4,084,956.5468
   01/01/2008                             to  11/07/2008       10.691255         7.352549                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        8.433837         8.381568        7,963,229.5620
   01/01/2009                             to  12/31/2009        8.381568        10.596426        8,277,543.4200
   01/01/2010                             to  12/31/2010       10.596426        11.856876        8,471,676.7238
   01/01/2011                             to  12/31/2011       11.856876        11.481813        8,371,236.6921
   01/01/2012                             to  12/31/2012       11.481813        12.885624        7,676,522.2950
   01/01/2013                             to  12/31/2013       12.885624        15.158788        6,960,635.4078
   01/01/2014                             to  04/25/2014       15.158788        15.175309                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.641492        16.283470        5,805,793.4610
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.235141          688,455.1861
   01/01/2007                             to  12/31/2007       10.235141        10.882857        3,028,538.1411
   01/01/2008                             to  11/07/2008       10.882857         6.941316                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        8.138433         8.053398        9,481,073.2135
   01/01/2009                             to  12/31/2009        8.053398        10.321347        9,220,467.7200
   01/01/2010                             to  12/31/2010       10.321347        11.742704        8,661,917.9530
   01/01/2011                             to  12/31/2011       11.742704        11.120139        7,694,928.0420
   01/01/2012                             to  12/31/2012       11.120139        12.675696        7,109,081.3262
   01/01/2013                             to  12/31/2013       12.675696        15.722958        6,827,140.4029
   01/01/2014                             to  04/25/2014       15.722958        15.654494                0.0000
=============                            ==== ==========       =========        =========        ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.872477        11.668631       53,308.9901
  01/01/2006    to  12/31/2006       11.668631        13.241076       44,339.4955
  01/01/2007    to  12/31/2007       13.241076        13.691738       43,929.8394
  01/01/2008    to  12/31/2008       13.691738         8.461905       49,406.5570
  01/01/2009    to  12/31/2009        8.461905        10.496644       47,092.0600
  01/01/2010    to  12/31/2010       10.496644        11.838816       71,841.8329
  01/01/2011    to  12/31/2011       11.838816        11.853637       49,647.7229
  01/01/2012    to  12/31/2012       11.853637        13.477764       39,936.5385
  01/01/2013    to  12/31/2013       13.477764        17.485837       42,196.9201
  01/01/2014    to  12/31/2014       17.485837        19.481836       37,767.8077
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       18.044500        18.471644       27,456.8359
  01/01/2006    to  12/31/2006       18.471644        21.189493       23,969.7421
  01/01/2007    to  12/31/2007       21.189493        20.101794       22,832.9443
  01/01/2008    to  12/31/2008       20.101794        12.166969       18,027.3569
  01/01/2009    to  12/31/2009       12.166969        13.524105       17,968.3400
  01/01/2010    to  12/31/2010       13.524105        16.166179       13,008.4395
  01/01/2011    to  12/31/2011       16.166179        16.802976       11,371.4818
  01/01/2012    to  12/31/2012       16.802976        18.165841       10,997.9998
  01/01/2013    to  12/31/2013       18.165841        24.729525       50,776.6449
  01/01/2014    to  12/31/2014       24.729525        24.288137       42,539.5102
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.565078        15.753095        9,231.8931
  01/01/2006    to  12/31/2006       15.753095        17.788034       15,288.6656
  01/01/2007    to  04/27/2007       17.788034        19.331836            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.605583        15.610081       81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441       83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003       74,735.6300
  01/01/2010    to  12/31/2010       12.782003        15.470184       70,260.6369
  01/01/2011    to  12/31/2011       15.470184        14.436229       57,994.0082
  01/01/2012    to  12/31/2012       14.436229        14.971828       55,239.1681
  01/01/2013    to  04/26/2013       14.971828        16.228423            0.0000
============   ==== ==========       =========        =========       ===========

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.026561        12.597694        381,939.9241
  01/01/2006    to  12/31/2006       12.597694        14.009405        941,427.1815
  01/01/2007    to  12/31/2007       14.009405        15.069101        578,756.1300
  01/01/2008    to  12/31/2008       15.069101         8.609495        539,689.8282
  01/01/2009    to  12/31/2009        8.609495        12.131423        503,464.9400
  01/01/2010    to  12/31/2010       12.131423        13.951918        440,730.1852
  01/01/2011    to  12/31/2011       13.951918        13.561104        415,713.4093
  01/01/2012    to  12/31/2012       13.561104        15.852780        363,203.7895
  01/01/2013    to  12/31/2013       15.852780        21.671233        364,014.9660
  01/01/2014    to  12/31/2014       21.671233        23.232801        301,779.8138
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2005    to  12/31/2005       51.290314        53.309267        135,608.4182
  01/01/2006    to  04/30/2006       53.309267        55.676368        159,450.8399
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.097077        14.285200         10,330.9892
  01/01/2006    to  12/31/2006       14.285200        14.583703          7,615.0347
  01/01/2007    to  12/31/2007       14.583703        15.734859         10,172.8863
  01/01/2008    to  12/31/2008       15.734859         9.870610         13,417.5619
  01/01/2009    to  12/31/2009        9.870610        13.480393         16,634.6000
  01/01/2010    to  12/31/2010       13.480393        17.882982         17,763.7849
  01/01/2011    to  12/31/2011       17.882982        17.872224         19,912.5159
  01/01/2012    to  12/31/2012       17.872224        20.405526         15,155.7782
  01/01/2013    to  12/31/2013       20.405526        28.981113         17,138.6388
  01/01/2014    to  12/31/2014       28.981113        30.447166         15,023.5256
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       19.579325        19.782744          6,912.5974
  01/01/2006    to  12/31/2006       19.782744        20.429400          9,747.8805
  01/01/2007    to  12/31/2007       20.429400        20.868984         14,810.0625
  01/01/2008    to  12/31/2008       20.868984        17.427953         10,019.0316
  01/01/2009    to  12/31/2009       17.427953        22.644120         10,833.3600
  01/01/2010    to  12/31/2010       22.644120        25.085484         12,107.3028
  01/01/2011    to  12/31/2011       25.085484        26.154990         89,065.4725
  01/01/2012    to  12/31/2012       26.154990        28.673203         61,674.3637
  01/01/2013    to  12/31/2013       28.673203        28.479873         30,465.1401
  01/01/2014    to  12/31/2014       28.479873        29.539765         32,812.1769
============   ==== ==========       =========        =========        ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.894586        12.905737        1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670        1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968        1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576        1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607        1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184          973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965          894,456.8292
  01/01/2012    to  12/31/2012       12.049965        13.377280          809,670.5725
  01/01/2013    to  12/31/2013       13.377280        17.596592          699,262.9749
  01/01/2014    to  12/31/2014       17.596592        19.145478          596,848.1110
============   ==== ==========       =========        =========        ==============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.776191        13.105759           87,830.7267
  01/01/2006    to  12/31/2006       13.105759        14.086782          149,683.7292
  01/01/2007    to  12/31/2007       14.086782        14.362833          103,994.2898
  01/01/2008    to  12/31/2008       14.362833        10.822050           84,923.9622
  01/01/2009    to  12/31/2009       10.822050        14.953603          139,401.4500
  01/01/2010    to  12/31/2010       14.953603        16.861824          147,335.8690
  01/01/2011    to  12/31/2011       16.861824        17.166133           69,902.4080
  01/01/2012    to  12/31/2012       17.166133        19.326959           70,912.8187
  01/01/2013    to  12/31/2013       19.326959        20.131020           62,522.0272
  01/01/2014    to  12/31/2014       20.131020        20.493636           52,135.8019
============   ==== ==========       =========        =========        ==============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.097844        12.039003           50,576.4933
  01/01/2006    to  12/31/2006       12.039003        12.332021           40,029.2648
  01/01/2007    to  12/31/2007       12.332021        13.043176           25,610.4077
  01/01/2008    to  12/31/2008       13.043176        12.794786           39,970.3373
  01/01/2009    to  12/31/2009       12.794786        14.283284           53,008.6200
  01/01/2010    to  12/31/2010       14.283284        14.814807           61,600.4736
  01/01/2011    to  12/31/2011       14.814807        14.756561           50,048.8221
  01/01/2012    to  12/31/2012       14.756561        15.386358           44,012.2316
  01/01/2013    to  12/31/2013       15.386358        15.136779           36,176.0651
  01/01/2014    to  12/31/2014       15.136779        15.038364           26,460.2382
============   ==== ==========       =========        =========        ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.969860        13.222995        3,399.2965
  01/01/2006    to  12/31/2006       13.222995        14.967535        3,607.2288
  01/01/2007    to  12/31/2007       14.967535        15.754499        3,619.3054
  01/01/2008    to  12/31/2008       15.754499         8.903322        3,707.9994
  01/01/2009    to  07/17/2009        8.903322         8.851550            0.0000
============   ==== ==========       =========        =========        ==========
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       13.642537        15.449452          451.8551
  01/01/2011    to  12/31/2011       15.449452        14.446255          432.9033
  01/01/2012    to  12/31/2012       14.446255        16.615054        2,027.5661
  01/01/2013    to  12/31/2013       16.615054        22.332189          396.6089
  01/01/2014    to  12/31/2014       22.332189        24.967382          382.1580
============   ==== ==========       =========        =========        ==========
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       13.909535        15.367824          149.7068
  01/01/2006    to  12/31/2006       15.367824        15.965015          460.1982
  01/01/2007    to  12/31/2007       15.965015        16.325104          458.6957
  01/01/2008    to  12/31/2008       16.325104         8.756857          457.0120
  01/01/2009    to  12/31/2009        8.756857        11.969051          454.0600
  01/01/2010    to  09/24/2010       11.969051        13.688968            0.0000
============   ==== ==========       =========        =========        ==========

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.293226        14.274871        7,499.8053
  01/01/2006    to  12/31/2006       14.274871        18.024497        5,609.4322
  01/01/2007    to  12/31/2007       18.024497        20.351898        4,135.0796
  01/01/2008    to  12/31/2008       20.351898        11.949861          953.4015
  01/01/2009    to  12/31/2009       11.949861        15.912758          882.9200
  01/01/2010    to  12/31/2010       15.912758        17.683633          866.8424
  01/01/2011    to  12/31/2011       17.683633        16.238299          845.4581
  01/01/2012    to  12/31/2012       16.238299        18.470526          826.1057
  01/01/2013    to  12/31/2013       18.470526        21.644399          812.6321
  01/01/2014    to  12/31/2014       21.644399        21.382101          787.6282
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       12.196445        14.135404       34,299.3580
  01/01/2006    to  12/31/2006       14.135404        17.799285       29,069.0638
  01/01/2007    to  12/31/2007       17.799285        20.049801       26,124.1477
  01/01/2008    to  12/31/2008       20.049801        11.739720       19,739.8303
  01/01/2009    to  12/31/2009       11.739720        15.594730       17,636.0500
  01/01/2010    to  12/31/2010       15.594730        17.291044       17,503.5134
  01/01/2011    to  12/31/2011       17.291044        15.835117       11,269.3760
  01/01/2012    to  12/31/2012       15.835117        17.968625       13,377.9853
  01/01/2013    to  12/31/2013       17.968625        21.003902       13,614.6657
  01/01/2014    to  12/31/2014       21.003902        20.699409       11,855.7864
============   ==== ==========       =========        =========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2005    to  12/31/2005       12.730934        13.233978       20,503.4485
  01/01/2006    to  12/31/2006       13.233978        15.627974       19,928.9073
  01/01/2007    to  12/31/2007       15.627974        15.582092       11,798.5862
  01/01/2008    to  12/31/2008       15.582092         8.773310       18,015.9941
  01/01/2009    to  12/31/2009        8.773310        11.219836       20,054.6100
  01/01/2010    to  12/31/2010       11.219836        12.695356       16,861.8526
  01/01/2011    to  12/31/2011       12.695356        12.582349       17,888.2694
  01/01/2012    to  12/31/2012       12.582349        14.500633       17,586.2036
  01/01/2013    to  12/31/2013       14.500633        18.250808       16,658.3877
  01/01/2014    to  12/31/2014       18.250808        19.493889       12,353.4227
============   ==== ==========       =========        =========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       10.851748        11.771900        371,490.7625
  01/01/2006    to  12/31/2006       11.771900        14.077172        285,948.7640
  01/01/2007    to  12/31/2007       14.077172        16.001824        196,053.6713
  01/01/2008    to  12/31/2008       16.001824         9.393208        162,276.4491
  01/01/2009    to  12/31/2009        9.393208        12.674712        146,268.9000
  01/01/2010    to  12/31/2010       12.674712        13.529051        136,464.2161
  01/01/2011    to  12/31/2011       13.529051        11.904603        126,515.1475
  01/01/2012    to  12/31/2012       11.904603        13.857607        116,741.7349
  01/01/2013    to  12/31/2013       13.857607        16.778798        111,694.7970
  01/01/2014    to  12/31/2014       16.778798        14.681617        102,754.9015
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.203841        10.541615         59,524.5328
  01/01/2013    to  12/31/2013       10.541615        11.536399         36,221.8575
  01/01/2014    to  12/31/2014       11.536399        12.193645         33,023.3202
============   ==== ==========       =========        =========      ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996830         1.039332              0.0000
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.039775         7.004420        955,843.4372
  01/01/2009    to  12/31/2009        7.004420         8.919228      1,905,797.4800
  01/01/2010    to  12/31/2010        8.919228         9.850085      1,947,629.4852
  01/01/2011    to  12/31/2011        9.850085         9.492567      1,976,358.8441
  01/01/2012    to  12/31/2012        9.492567        10.610225      1,971,182.3490
  01/01/2013    to  12/31/2013       10.610225        12.383129      1,826,285.4143
  01/01/2014    to  12/31/2014       12.383129        12.930227      1,710,865.2948
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.444809         6.353235      1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235         8.384885      2,286,129.1700
  01/01/2010    to  12/31/2010        8.384885         9.369155      2,817,663.2734
  01/01/2011    to  12/31/2011        9.369155         8.788721      2,687,079.2258
  01/01/2012    to  12/31/2012        8.788721        10.051050      2,463,887.8125
  01/01/2013    to  12/31/2013       10.051050        12.381326      2,290,343.0820
  01/01/2014    to  12/31/2014       12.381326        12.969620      2,373,454.5448
============   ==== ==========       =========        =========      ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.644659         7.677443        1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443         9.327990        1,859,549.7100
  01/01/2010    to  12/31/2010        9.327990        10.094473        1,926,725.3738
  01/01/2011    to  12/31/2011       10.094473         9.958552        1,676,503.4235
  01/01/2012    to  12/31/2012        9.958552        10.867339        1,398,534.9254
  01/01/2013    to  12/31/2013       10.867339        12.146937        1,226,806.7707
  01/01/2014    to  12/31/2014       12.146937        12.689029        1,179,823.5161
============   ==== ==========       =========        =========        ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.136121        11.531416           68,110.7451
  01/01/2013    to  12/31/2013       11.531416        10.969004           58,404.6156
  01/01/2014    to  12/31/2014       10.969004        11.232053           55,291.4275
============   ==== ==========       =========        =========        ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.959161        10.271320           75,800.2199
  01/01/2013    to  12/31/2013       10.271320        11.155889          159,477.3147
  01/01/2014    to  12/31/2014       11.155889        11.634125          274,070.3383
============   ==== ==========       =========        =========        ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.468040        14.301354          452,914.3448
  01/01/2006    to  12/31/2006       14.301354        19.374246          378,227.5818
  01/01/2007    to  12/31/2007       19.374246        16.212180          296,865.2128
  01/01/2008    to  12/31/2008       16.212180         9.310030          272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911          276,749.2300
  01/01/2010    to  12/31/2010       12.350911        14.119798          240,895.6367
  01/01/2011    to  12/31/2011       14.119798        13.126372          230,365.7004
  01/01/2012    to  12/31/2012       13.126372        16.282280          207,750.3041
  01/01/2013    to  12/31/2013       16.282280        16.600277          202,112.5575
  01/01/2014    to  12/31/2014       16.600277        18.513524          214,136.9059
============   ==== ==========       =========        =========        ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       18.700545        17.926779              585.1498
============   ==== ==========       =========        =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.137295         7.981937        1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937         7.722873        1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873         7.775812        1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812         4.666062        1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062         6.108653          926,110.6800
  01/01/2010    to  12/31/2010        6.108653         7.445477          792,115.7498
  01/01/2011    to  12/31/2011        7.445477         7.569276          987,716.1050
  01/01/2012    to  12/31/2012        7.569276         8.831514          889,674.6582
  01/01/2013    to  12/31/2013        8.831514        12.661135          775,042.2623
  01/01/2014    to  12/31/2014       12.661135        14.821679          715,108.2165
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC.
- MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.842241        11.412777          466,886.2052
  01/01/2006    to  04/30/2006       11.412777        11.922161          460,018.0948
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.409254        11.148484          505,894.7644
  01/01/2007    to  12/31/2007       11.148484        10.327747          357,208.5561
  01/01/2008    to  12/31/2008       10.327747         4.614768          397,019.5508
  01/01/2009    to  12/31/2009        4.614768         6.269067          404,485.0000
  01/01/2010    to  12/31/2010        6.269067         6.625444          357,682.8321
  01/01/2011    to  04/29/2011        6.625444         7.041458                0.0000
============   ==== ==========       =========        =========        ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.046910          788,059.5045
  01/01/2013    to  12/31/2013        1.046910         1.049991        1,179,380.9298
  01/01/2014    to  12/31/2014        1.049991         1.091538        1,051,686.1128
============   ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357          163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052          261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694          250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190          268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080          248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672          304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871          259,017.2604
  01/01/2012    to  12/31/2012        9.903871        11.548197          212,872.4303
  01/01/2013    to  12/31/2013       11.548197        15.394522          214,901.5361
  01/01/2014    to  12/31/2014       15.394522        16.569280          202,506.1390
============   ==== ==========       =========        =========        ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       23.604478        25.166617       24,602.7916
  01/01/2006    to  12/31/2006       25.166617        27.876495       21,481.4594
  01/01/2007    to  12/31/2007       27.876495        27.691743       17,241.1582
  01/01/2008    to  12/31/2008       27.691743        16.724493       16,434.7417
  01/01/2009    to  12/31/2009       16.724493        20.890417       16,395.3300
  01/01/2010    to  12/31/2010       20.890417        25.885342       12,415.4255
  01/01/2011    to  12/31/2011       25.885342        24.605872       10,498.0642
  01/01/2012    to  12/31/2012       24.605872        27.858141        9,266.5167
  01/01/2013    to  12/31/2013       27.858141        35.830520        8,621.6236
  01/01/2014    to  12/31/2014       35.830520        38.792498        7,897.5585
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.586938        25.094115      466,906.7623
  01/01/2006    to  12/31/2006       25.094115        27.717692      400,653.9647
  01/01/2007    to  12/31/2007       27.717692        27.452727      320,433.3148
  01/01/2008    to  12/31/2008       27.452727        16.548422      294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392      284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748      252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669      228,905.9807
  01/01/2012    to  12/31/2012       24.163669        27.286655      206,980.4171
  01/01/2013    to  12/31/2013       27.286655        35.009194      181,363.9431
  01/01/2014    to  12/31/2014       35.009194        37.794846      163,192.9543
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.364438        12.918267      611,055.3073
  01/01/2006    to  12/31/2006       12.918267        14.524142      553,414.3540
  01/01/2007    to  12/31/2007       14.524142        15.882719      454,153.4011
  01/01/2008    to  12/31/2008       15.882719         9.581346      412,600.5895
  01/01/2009    to  12/31/2009        9.581346        12.624541      386,283.9800
  01/01/2010    to  12/31/2010       12.624541        15.685173      333,357.9880
  01/01/2011    to  12/31/2011       15.685173        15.277443      288,892.2802
  01/01/2012    to  12/31/2012       15.277443        17.783449      247,602.7989
  01/01/2013    to  12/31/2013       17.783449        24.544872      220,633.8197
  01/01/2014    to  12/31/2014       24.544872        26.079209      191,304.8335
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  04/30/2005        7.410317         6.360454        2,071.2503
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012743         1.048954       62,070.5999
  01/01/2013    to  12/31/2013        1.048954         1.146295      222,261.1257
  01/01/2014    to  12/31/2014        1.146295         1.207398      335,719.4931
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       17.107155        17.149437        6,373.5577
  01/01/2006    to  12/31/2006       17.149437        18.466094        5,455.1517
  01/01/2007    to  12/31/2007       18.466094        19.425752        4,237.6156
  01/01/2008    to  12/31/2008       19.425752        15.607000        3,820.0258
  01/01/2009    to  12/31/2009       15.607000        21.071758        3,369.1100
  01/01/2010    to  12/31/2010       21.071758        23.481713        3,081.9476
  01/01/2011    to  12/31/2011       23.481713        24.237222        1,232.3385
  01/01/2012    to  12/31/2012       24.237222        27.010743        1,087.1944
  01/01/2013    to  12/31/2013       27.010743        28.767758        1,075.7453
  01/01/2014    to  12/31/2014       28.767758        29.775680        1,034.3108
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.079057        17.068231      823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828      755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149      648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699      510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373      486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413      428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160      363,408.0986
  01/01/2012    to  12/31/2012       23.760160        26.421594      324,381.2024
  01/01/2013    to  12/31/2013       26.421594        28.090996      292,012.0085
  01/01/2014    to  12/31/2014       28.090996        28.994604      251,190.3341
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  01/01/2005    to  04/30/2005       12.325648        11.847753            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2005    to  04/30/2005       11.921553        11.536404            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878         9.757096       91,632.1430
  01/01/2012    to  12/31/2012        9.757096        10.028733       72,506.4837
  01/01/2013    to  12/31/2013       10.028733         9.989104       87,393.6539
  01/01/2014    to  12/31/2014        9.989104         9.939505      114,407.0595
============   ==== ==========       =========        =========      ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        7.776010         7.674018        1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737        1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114        1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773          936,437.0345
  01/01/2012    to  12/31/2012       10.666773        12.260127          839,062.7299
  01/01/2013    to  12/31/2013       12.260127        15.633590          777,351.3200
  01/01/2014    to  12/31/2014       15.633590        16.176434          616,866.3906
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.312117          206,323.8684
  01/01/2007    to  12/31/2007       10.312117        11.045193          566,449.1321
  01/01/2008    to  11/07/2008       11.045193         6.689933                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.986072        10.438856           23,487.6249
  01/01/2013    to  12/31/2013       10.438856        11.754454           95,553.5466
  01/01/2014    to  12/31/2014       11.754454        12.690330           99,759.8163
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078945         1.127041                0.0000
  01/01/2014    to  12/31/2014        1.127041         1.212477           65,724.1605
============   ==== ==========       =========        =========        ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2005    to  12/31/2005       15.146228        17.949379            1,412.6446
  01/01/2006    to  12/31/2006       17.949379        20.039432              784.5100
  01/01/2007    to  12/31/2007       20.039432        19.178322              547.3458
  01/01/2008    to  12/31/2008       19.178322        13.276348              586.6379
  01/01/2009    to  12/31/2009       13.276348        16.577666              721.9800
  01/01/2010    to  12/31/2010       16.577666        19.611335              682.4220
  01/01/2011    to  12/31/2011       19.611335        17.630789              642.7361
  01/01/2012    to  12/31/2012       17.630789        20.530672              693.8114
  01/01/2013    to  12/31/2013       20.530672        26.848182              641.3639
  01/01/2014    to  12/31/2014       26.848182        26.954588              602.8138
============   ==== ==========       =========        =========        ==============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       14.264232        16.219476        566,572.8777
   01/01/2006                             to  12/31/2006       16.219476        18.067717        591,268.6125
   01/01/2007                             to  12/31/2007       18.067717        17.250907        491,801.0641
   01/01/2008                             to  12/31/2008       17.250907        11.919451        361,320.7979
   01/01/2009                             to  12/31/2009       11.919451        14.840417        328,782.6600
   01/01/2010                             to  12/31/2010       14.840417        17.519779        289,746.7062
   01/01/2011                             to  12/31/2011       17.519779        15.700881        254,413.5291
   01/01/2012                             to  12/31/2012       15.700881        18.238666        230,462.4788
   01/01/2013                             to  12/31/2013       18.238666        23.785204        174,443.6760
   01/01/2014                             to  12/31/2014       23.785204        23.821107        149,731.4938
=============                            ==== ==========       =========        =========        ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT SVS DREMAN SMALL
 CAP VALUE SUB-ACCOUNT (SERIES II))
   01/01/2005                             to  04/30/2005       16.008213        15.028352              0.0000
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.452971         6.164667        364,125.2526
   01/01/2009                             to  12/31/2009        6.164667        10.254869        410,476.1700
   01/01/2010                             to  12/31/2010       10.254869        12.485909        410,275.0363
   01/01/2011                             to  12/31/2011       12.485909         9.994683        382,555.7221
   01/01/2012                             to  12/31/2012        9.994683        11.699610        353,069.8090
   01/01/2013                             to  12/31/2013       11.699610        10.945850        349,212.7922
   01/01/2014                             to  12/31/2014       10.945850        10.074676        351,407.3540
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
   01/01/2005                             to  12/31/2005       12.675041        15.903877        235,862.9330
   01/01/2006                             to  12/31/2006       15.903877        20.058751        178,766.9301
   01/01/2007                             to  12/31/2007       20.058751        25.433396        115,973.4641
   01/01/2008                             to  04/25/2008       25.433396        23.141049              0.0000
=============                            ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       11.201776        12.879788            0.0000
  01/01/2006    to  12/31/2006       12.879788        16.095230            0.0000
  01/01/2007    to  12/31/2007       16.095230        18.002175            0.0000
  01/01/2008    to  12/31/2008       18.002175        10.234654            0.0000
  01/01/2009    to  12/31/2009       10.234654        13.295030            0.0000
  01/01/2010    to  12/31/2010       13.295030        14.616284            0.0000
  01/01/2011    to  12/31/2011       14.616284        12.889638            0.0000
  01/01/2012    to  12/31/2012       12.889638        14.844273            0.0000
  01/01/2013    to  12/31/2013       14.844273        17.477665            0.0000
  01/01/2014    to  12/31/2014       17.477665        16.049691            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.126240        12.759052      854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560      785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236      652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197      596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369      540,968.0700
  01/01/2010    to  12/31/2010       13.063369        14.336647      491,102.2681
  01/01/2011    to  12/31/2011       14.336647        12.610368      452,308.2946
  01/01/2012    to  12/31/2012       12.610368        14.497083      418,999.9565
  01/01/2013    to  12/31/2013       14.497083        17.025678      363,367.1525
  01/01/2014    to  12/31/2014       17.025678        15.598789      330,191.4479
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  01/01/2005    to  04/30/2005       15.160593        14.717424            4.8013
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.698886         9.987647      178,636.5559
  01/01/2006    to  12/31/2006        9.987647        10.657629      151,577.3219
  01/01/2007    to  12/31/2007       10.657629        12.956695      138,882.9322
  01/01/2008    to  12/31/2008       12.956695         6.792639      126,998.1829
  01/01/2009    to  12/31/2009        6.792639        10.518643      120,262.9800
  01/01/2010    to  12/31/2010       10.518643        13.680173      111,543.7762
  01/01/2011    to  12/31/2011       13.680173        12.537777      100,444.8613
  01/01/2012    to  12/31/2012       12.537777        13.489703       89,032.0444
  01/01/2013    to  12/31/2013       13.489703        18.465551       80,258.1766
  01/01/2014    to  12/31/2014       18.465551        18.365921       71,105.6697
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999788         1.034516            0.0000
============   ==== ==========       =========        =========      ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.022053        12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484        1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600        1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402        1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905        1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905        16.142116        1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116        16.398294        1,192,865.4435
  01/01/2012    to  12/31/2012       16.398294        17.641576        1,145,734.6700
  01/01/2013    to  12/31/2013       17.641576        17.037533        1,046,588.4881
  01/01/2014    to  12/31/2014       17.037533        17.478695          876,449.6340
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  01/01/2005    to  12/31/2005       13.166581        13.282689          128,038.3992
  01/01/2006    to  12/31/2006       13.282689        13.582705          115,813.8481
  01/01/2007    to  12/31/2007       13.582705        14.543906           93,812.1339
  01/01/2008    to  12/31/2008       14.543906        15.006218           76,262.8760
  01/01/2009    to  05/01/2009       15.006218        15.507238                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754        16.037793           61,906.1300
  01/01/2010    to  12/31/2010       16.037793        18.306978           42,135.0744
  01/01/2011    to  12/31/2011       18.306978        17.147741           35,679.2868
  01/01/2012    to  12/31/2012       17.147741        18.634623           34,442.5326
  01/01/2013    to  12/31/2013       18.634623        24.350383           36,693.2866
  01/01/2014    to  12/31/2014       24.350383        26.596808           25,881.8827
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  12/31/2005       10.527754        11.094348           69,388.2257
  01/01/2006    to  12/31/2006       11.094348        12.310731           58,746.2721
  01/01/2007    to  04/27/2007       12.310731        13.016566                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.341842        11.782494          184,554.5275
  01/01/2006    to  12/31/2006       11.782494        12.742697          180,788.2114
  01/01/2007    to  12/31/2007       12.742697        12.505142          211,505.2505
  01/01/2008    to  12/31/2008       12.505142         7.337382          194,297.1720
  01/01/2009    to  05/01/2009        7.337382         7.251359                0.0000
============   ==== ==========       =========        =========        ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.756296        10.911620        6,476.7238
  01/01/2013    to  12/31/2013       10.911620        10.258227            0.0000
  01/01/2014    to  12/31/2014       10.258227        10.863707          786.7459
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215677        10.741899        2,754.7806
  01/01/2014    to  12/31/2014       10.741899        11.490620        7,922.8233
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721         1.067048      102,507.6832
  01/01/2013    to  12/31/2013        1.067048         1.156866       90,431.3613
  01/01/2014    to  12/31/2014        1.156866         1.227228      121,820.1471
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.126243        6,396.5747
  01/01/2006    to  12/31/2006       10.126243        11.140122       85,945.8897
  01/01/2007    to  12/31/2007       11.140122        11.560014      109,732.5272
  01/01/2008    to  12/31/2008       11.560014         8.529438      115,046.5345
  01/01/2009    to  12/31/2009        8.529438        10.488347      232,249.8700
  01/01/2010    to  12/31/2010       10.488347        11.591023      287,201.3153
  01/01/2011    to  12/31/2011       11.591023        11.534218      240,756.1157
  01/01/2012    to  12/31/2012       11.534218        12.814640      200,506.0584
  01/01/2013    to  12/31/2013       12.814640        14.249194      159,708.6713
  01/01/2014    to  12/31/2014       14.249194        14.845443      154,433.3538
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.164403        3,169.9323
  01/01/2006    to  12/31/2006       10.164403        11.394452       17,863.0635
  01/01/2007    to  12/31/2007       11.394452        11.848603       27,473.3963
  01/01/2008    to  12/31/2008       11.848603         7.819791       35,040.3316
  01/01/2009    to  12/31/2009        7.819791         9.940016       78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483      207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774      210,262.8165
  01/01/2012    to  12/31/2012       10.766774        12.193838      170,007.8619
  01/01/2013    to  12/31/2013       12.193838        14.176143      116,431.9234
  01/01/2014    to  12/31/2014       14.176143        14.708912      157,390.2312
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       47.094351        48.076720        109,490.5367
  01/01/2006    to  12/31/2006       48.076720        55.873170         98,312.9154
  01/01/2007    to  12/31/2007       55.873170        57.217089         78,541.9271
  01/01/2008    to  12/31/2008       57.217089        35.945369         70,664.6477
  01/01/2009    to  12/31/2009       35.945369        42.001620         65,317.6500
  01/01/2010    to  12/31/2010       42.001620        48.521828         57,080.8793
  01/01/2011    to  12/31/2011       48.521828        45.976848         51,302.4826
  01/01/2012    to  12/31/2012       45.976848        53.537308         46,173.8147
  01/01/2013    to  12/31/2013       53.537308        70.684477         39,999.8555
  01/01/2014    to  12/31/2014       70.684477        79.038744         35,023.3800
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.587002        48.446417        598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289        551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185        486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814        411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431        395,436.6000
  01/01/2010    to  12/31/2010       41.928431        48.309957        368,915.5742
  01/01/2011    to  12/31/2011       48.309957        45.660800        327,734.0317
  01/01/2012    to  12/31/2012       45.660800        53.037202        287,622.0925
  01/01/2013    to  12/31/2013       53.037202        69.859904        250,679.3885
  01/01/2014    to  12/31/2014       69.859904        77.920551        217,560.0163
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.269782        12.713260          9,790.8194
  01/01/2006    to  12/31/2006       12.713260        14.510053          9,760.3126
  01/01/2007    to  12/31/2007       14.510053        13.422945          8,721.9245
  01/01/2008    to  12/31/2008       13.422945         8.101541          8,459.1850
  01/01/2009    to  12/31/2009        8.101541        10.355020          8,711.8200
  01/01/2010    to  04/30/2010       10.355020        11.057691              0.0000
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005        7.150545         8.087822        237,607.1380
  01/01/2006    to  12/31/2006        8.087822         8.486453        219,087.3759
  01/01/2007    to  12/31/2007        8.486453         9.847016        158,209.7064
  01/01/2008    to  12/31/2008        9.847016         5.853285        132,734.2134
  01/01/2009    to  12/31/2009        5.853285         8.405675        118,497.5700
  01/01/2010    to  12/31/2010        8.405675        10.599992         95,336.2119
  01/01/2011    to  12/31/2011       10.599992        10.291384         81,755.2947
  01/01/2012    to  12/31/2012       10.291384        11.543661         75,534.2234
  01/01/2013    to  12/31/2013       11.543661        15.567219         66,265.6485
  01/01/2014    to  12/31/2014       15.567219        17.326741         57,829.8823
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.075043         7.985522        911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710        906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240        663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290        573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937        597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880        562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799        503,082.1328
  01/01/2012    to  12/31/2012       10.001799        11.194572        449,918.8428
  01/01/2013    to  12/31/2013       11.194572        15.054336        415,092.9530
  01/01/2014    to  12/31/2014       15.054336        16.716356        319,662.6802
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.648163        16.960108        122,497.7134
  01/01/2006    to  12/31/2006       16.960108        19.409923         90,858.7149
  01/01/2007    to  12/31/2007       19.409923        21.034015         58,372.0478
  01/01/2008    to  12/31/2008       21.034015        11.547289         53,674.1681
  01/01/2009    to  12/31/2009       11.547289        13.858037         56,566.5300
  01/01/2010    to  12/31/2010       13.858037        14.581182         49,731.5591
  01/01/2011    to  12/31/2011       14.581182        11.466803         50,886.1046
  01/01/2012    to  12/31/2012       11.466803        13.476078         52,961.8014
  01/01/2013    to  12/31/2013       13.476078        15.277449        192,488.4935
  01/01/2014    to  12/31/2014       15.277449        14.539548        187,807.2959
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       43.442059        43.697348       42,002.0432
  01/01/2006    to  12/31/2006       43.697348        44.807124       29,860.4135
  01/01/2007    to  12/31/2007       44.807124        46.771027       13,273.4790
  01/01/2008    to  12/31/2008       46.771027        44.362024       14,874.9784
  01/01/2009    to  12/31/2009       44.362024        47.691089       12,880.0500
  01/01/2010    to  12/31/2010       47.691089        50.746727       12,329.1861
  01/01/2011    to  12/31/2011       50.746727        53.118389       14,461.8272
  01/01/2012    to  12/31/2012       53.118389        56.105308       14,721.0168
  01/01/2013    to  12/31/2013       56.105308        54.685705       15,254.1241
  01/01/2014    to  12/31/2014       54.685705        57.511374       15,367.9291
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.824883        11.117560       20,068.7100
  01/01/2010    to  12/31/2010       11.117560        13.116297       14,817.2674
  01/01/2011    to  12/31/2011       13.116297        11.759572       14,746.4019
  01/01/2012    to  12/31/2012       11.759572        13.241824       15,313.4279
  01/01/2013    to  12/31/2013       13.241824        17.499801       15,534.9852
  01/01/2014    to  12/31/2014       17.499801        18.763797       12,650.2157
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.705444        14.523533            0.0000
  01/01/2007    to  12/31/2007       14.523533        16.003372       21,720.7189
  01/01/2008    to  12/31/2008       16.003372         9.037492       16,380.6371
  01/01/2009    to  05/01/2009        9.037492         8.591140            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       15.042033        15.705276          808.2122
  01/01/2008    to  12/31/2008       15.705276         8.857358          803.0493
  01/01/2009    to  05/01/2009        8.857358         8.415155            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  01/01/2005    to  12/31/2005       11.067135        11.832220        5,353.9389
  01/01/2006    to  12/31/2006       11.832220        12.356518        5,311.8763
  01/01/2007    to  04/27/2007       12.356518        13.172097            0.0000
============   ==== ==========       =========        =========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128        664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723        870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348      1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329      2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094      1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239      1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326        942,625.3766
  01/01/2012    to  12/31/2012       10.265326        10.106578      1,086,706.2707
  01/01/2013    to  12/31/2013       10.106578         9.951130        792,241.1538
  01/01/2014    to  12/31/2014        9.951130         9.798073        728,579.0273
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.892782         9.900879              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.437354        11.668521        447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506        502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182        451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513        433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236        363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181        344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148        324,999.5625
  01/01/2012    to  12/31/2012       11.995148        13.646987        544,829.0387
  01/01/2013    to  12/31/2013       13.646987        18.372896        462,359.5514
  01/01/2014    to  12/31/2014       18.372896        19.672009        405,129.0160
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.308913         8.567167        815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212        844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981        762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980        679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918        545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415        492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579        434,488.9432
  01/01/2012    to  04/27/2012        8.046579         9.047954              0.0000
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.701665         9.972336        112,100.6194
  01/01/2006    to  12/31/2006        9.972336        10.773791         99,766.5818
  01/01/2007    to  12/31/2007       10.773791        11.064882         57,726.9769
  01/01/2008    to  12/31/2008       11.064882         6.393804         44,227.0586
  01/01/2009    to  12/31/2009        6.393804         8.163706         39,882.1000
  01/01/2010    to  12/31/2010        8.163706        10.557998         34,064.2697
  01/01/2011    to  12/31/2011       10.557998        10.681332         30,396.0044
  01/01/2012    to  12/31/2012       10.681332        11.661856         27,647.4458
  01/01/2013    to  12/31/2013       11.661856        17.037814         27,114.5290
  01/01/2014    to  12/31/2014       17.037814        16.932545         23,360.3662
============   ==== ==========       =========        =========      ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2005    to  12/31/2005       11.138793        11.937104         34,686.6865
  01/01/2006    to  12/31/2006       11.937104        12.494493         30,835.0569
  01/01/2007    to  04/27/2007       12.494493        13.332392              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.760325        14.018688          3,221.2296
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.356889        14.743659      4,407,926.8676
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.610312        11.123726        823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009      1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519      2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254      2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937      2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477      2,115,155.9229
  01/01/2012    to  12/31/2012       12.001477        13.105255      2,297,530.1270
  01/01/2013    to  12/31/2013       13.105255        14.075290      1,879,942.8260
  01/01/2014    to  04/25/2014       14.075290        14.184385              0.0000
============   ==== ==========       =========        =========      ==============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       11.020400        11.568201        2,333,121.2151
   01/01/2007                             to  12/31/2007       11.568201        12.096278        3,288,268.4774
   01/01/2008                             to  12/31/2008       12.096278         8.763057        3,598,191.9541
   01/01/2009                             to  12/31/2009        8.763057        10.879096        3,979,307.5900
   01/01/2010                             to  12/31/2010       10.879096        12.040052        3,901,048.6063
   01/01/2011                             to  12/31/2011       12.040052        11.841405        3,935,094.1230
   01/01/2012                             to  12/31/2012       11.841405        13.103329        3,530,442.6122
   01/01/2013                             to  12/31/2013       13.103329        14.737182        3,171,181.0548
   01/01/2014                             to  04/25/2014       14.737182        14.795444                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.764283        15.276918        7,087,722.8999
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.198171          905,699.0692
   01/01/2007                             to  12/31/2007       10.198171        10.685165        2,079,619.8562
   01/01/2008                             to  11/07/2008       10.685165         7.345216                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        8.416890         8.364141       10,849,770.5766
   01/01/2009                             to  12/31/2009        8.364141        10.569112       10,269,763.0200
   01/01/2010                             to  12/31/2010       10.569112        11.820410        9,751,532.9934
   01/01/2011                             to  12/31/2011       11.820410        11.440794        9,159,590.7551
   01/01/2012                             to  12/31/2012       11.440794        12.833143        8,345,063.0100
   01/01/2013                             to  12/31/2013       12.833143        15.089511        7,600,157.5873
   01/01/2014                             to  04/25/2014       15.089511        15.103578                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.737691        15.337387        9,384,594.2136
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.234454          924,036.5004
   01/01/2007                             to  12/31/2007       10.234454        10.876657        1,685,044.0214
   01/01/2008                             to  11/07/2008       10.876657         6.934392                0.0000
=============                            ==== ==========       =========        =========       ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        8.122077         8.036651        12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738        11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585        11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407        10,438,656.6604
  01/01/2012    to  12/31/2012       11.080407        12.624065         9,999,961.7509
  01/01/2013    to  12/31/2013       12.624065        15.651096        10,020,906.3295
  01/01/2014    to  04/25/2014       15.651096        15.580490                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.836205        11.627388           229,626.4664
  01/01/2006    to  12/31/2006       11.627388        13.190324           213,766.2941
  01/01/2007    to  12/31/2007       13.190324        13.635141           221,264.4210
  01/01/2008    to  12/31/2008       13.635141         8.424388           216,440.5197
  01/01/2009    to  12/31/2009        8.424388        10.446974           190,401.0500
  01/01/2010    to  12/31/2010       10.446974        11.779268           168,592.6342
  01/01/2011    to  12/31/2011       11.779268        11.790488           177,264.0412
  01/01/2012    to  12/31/2012       11.790488        13.401926           146,636.0088
  01/01/2013    to  12/31/2013       13.401926        17.382241            96,688.3209
  01/01/2014    to  12/31/2014       17.382241        19.360613           110,598.1876
============   ==== ==========       =========        =========        ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  01/01/2005    to  04/30/2005        8.315793         7.930507                 0.0000
============   ==== ==========       =========        =========        ===============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       18.003978        18.420972             9,676.9174
  01/01/2006    to  12/31/2006       18.420972        21.120822             6,898.2604
  01/01/2007    to  12/31/2007       21.120822        20.026565             6,180.9406
  01/01/2008    to  12/31/2008       20.026565        12.115344            10,431.6315
  01/01/2009    to  12/31/2009       12.115344        13.459989             5,834.8300
  01/01/2010    to  12/31/2010       13.459989        16.081509             4,889.6614
  01/01/2011    to  12/31/2011       16.081509        16.706638             4,359.9331
  01/01/2012    to  12/31/2012       16.706638        18.052621             2,559.4623
  01/01/2013    to  12/31/2013       18.052621        24.563132            61,532.2303
  01/01/2014    to  12/31/2014       24.563132        24.112658            55,751.6903
============   ==== ==========       =========        =========        ===============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.265910        17.583892       11,654.3965
  01/01/2006    to  12/31/2006       17.583892        19.845430        9,725.1508
  01/01/2007    to  04/27/2007       19.845430        21.564278            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.529364        15.537282      137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452      122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651      133,468.2100
  01/01/2010    to  12/31/2010       12.709651        15.374940      133,230.1827
  01/01/2011    to  12/31/2011       15.374940        14.340195      101,338.5884
  01/01/2012    to  12/31/2012       14.340195        14.864760       84,563.8075
  01/01/2013    to  04/26/2013       14.864760        16.109809            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.989635        12.552755      246,302.6888
  01/01/2006    to  12/31/2006       12.552755        13.952471      439,265.1349
  01/01/2007    to  12/31/2007       13.952471        15.000316      264,461.4917
  01/01/2008    to  12/31/2008       15.000316         8.565889      235,877.1157
  01/01/2009    to  12/31/2009        8.565889        12.063953      196,474.3600
  01/01/2010    to  12/31/2010       12.063953        13.867398      197,226.7222
  01/01/2011    to  12/31/2011       13.867398        13.472232      165,852.1545
  01/01/2012    to  12/31/2012       13.472232        15.740985      147,469.2941
  01/01/2013    to  12/31/2013       15.740985        21.507664      251,683.9892
  01/01/2014    to  12/31/2014       21.507664        23.045926      246,563.2527
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2005    to  12/31/2005       11.456686        11.901724      457,872.5966
  01/01/2006    to  04/30/2006       11.901724        12.428190      470,788.2910
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.565882        15.987986            0.0000
  01/01/2008    to  12/31/2008       15.987986        10.044058            0.0000
  01/01/2009    to  12/31/2009       10.044058        13.743308            0.0000
  01/01/2010    to  12/31/2010       13.743308        18.254617            0.0000
  01/01/2011    to  12/31/2011       18.254617        18.292408            0.0000
  01/01/2012    to  12/31/2012       18.292408        20.922771            0.0000
  01/01/2013    to  12/31/2013       20.922771        29.780120            0.0000
  01/01/2014    to  12/31/2014       29.780120        31.346995            0.0000
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005        8.971822         9.458814           4,285.7918
  01/01/2006    to  12/31/2006        9.458814         9.804220           3,858.0911
  01/01/2007    to  04/27/2007        9.804220        10.497292               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.045836        14.222221          53,148.5530
  01/01/2006    to  12/31/2006       14.222221        14.512166          51,763.9701
  01/01/2007    to  12/31/2007       14.512166        15.649804          44,635.1328
  01/01/2008    to  12/31/2008       15.649804         9.812323          39,934.8018
  01/01/2009    to  12/31/2009        9.812323        13.394095          39,050.9400
  01/01/2010    to  12/31/2010       13.394095        17.759636          33,415.7570
  01/01/2011    to  12/31/2011       17.759636        17.740102          33,114.5954
  01/01/2012    to  12/31/2012       17.740102        20.244507          29,657.2940
  01/01/2013    to  12/31/2013       20.244507        28.738078          23,834.4772
  01/01/2014    to  12/31/2014       28.738078        30.176753          21,215.6751
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       19.479977        19.672551          28,192.4281
  01/01/2006    to  12/31/2006       19.672551        20.305478          24,285.4613
  01/01/2007    to  12/31/2007       20.305478        20.731972          21,314.2674
  01/01/2008    to  12/31/2008       20.731972        17.304856          17,207.4943
  01/01/2009    to  12/31/2009       17.304856        22.472961          12,661.3200
  01/01/2010    to  12/31/2010       22.472961        24.883441           9,884.7482
  01/01/2011    to  12/31/2011       24.883441        25.931410          11,094.4543
  01/01/2012    to  12/31/2012       25.931410        28.413824          11,461.0308
  01/01/2013    to  12/31/2013       28.413824        28.208143          10,129.5021
  01/01/2014    to  12/31/2014       28.208143        29.243308          10,535.1894
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051       1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860       1,027,299.5651
  01/01/2012    to  12/31/2012       11.959860        13.270583         935,096.9332
  01/01/2013    to  12/31/2013       13.270583        17.447529         772,027.7312
  01/01/2014    to  12/31/2014       17.447529        18.973811         645,530.0514
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.630823        12.950182       65,855.7978
  01/01/2006    to  12/31/2006       12.950182        13.912621       64,547.8404
  01/01/2007    to  12/31/2007       13.912621        14.178129       36,121.6125
  01/01/2008    to  12/31/2008       14.178129        10.677524       32,164.1754
  01/01/2009    to  12/31/2009       10.677524        14.746539       37,667.1000
  01/01/2010    to  12/31/2010       14.746539        16.620034       29,989.7769
  01/01/2011    to  12/31/2011       16.620034        16.911548       28,617.1458
  01/01/2012    to  12/31/2012       16.911548        19.030767       28,823.0342
  01/01/2013    to  12/31/2013       19.030767        19.812604       25,692.3110
  01/01/2014    to  12/31/2014       19.812604        20.159409       21,098.4511
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.073754        12.009040      114,722.2043
  01/01/2006    to  12/31/2006       12.009040        12.295196      114,992.1634
  01/01/2007    to  12/31/2007       12.295196        12.997692      109,777.0478
  01/01/2008    to  12/31/2008       12.997692        12.743783      102,277.4874
  01/01/2009    to  12/31/2009       12.743783        14.219242       95,295.5800
  01/01/2010    to  12/31/2010       14.219242        14.741016       94,650.3432
  01/01/2011    to  12/31/2011       14.741016        14.675744       78,811.2102
  01/01/2012    to  12/31/2012       14.675744        15.294408       77,790.4993
  01/01/2013    to  12/31/2013       15.294408        15.038802       70,814.8149
  01/01/2014    to  12/31/2014       15.038802        14.933560       67,079.4309
============   ==== ==========       =========        =========      ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005        8.912156         9.081567        6,964.3199
  01/01/2006    to  12/31/2006        9.081567        10.274596        2,922.1691
  01/01/2007    to  12/31/2007       10.274596        10.809378        2,418.9539
  01/01/2008    to  12/31/2008       10.809378         6.105623        2,139.2563
  01/01/2009    to  07/17/2009        6.105623         6.068471            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.280565        12.772985            0.0000
  01/01/2011    to  12/31/2011       12.772985        11.937626          198.0970
  01/01/2012    to  12/31/2012       11.937626        13.722915          197.2608
  01/01/2013    to  12/31/2013       13.722915        18.435675          555.5427
  01/01/2014    to  12/31/2014       18.435675        20.600787          195.7128
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       11.534411        12.737341        3,528.4884
  01/01/2006    to  12/31/2006       12.737341        13.225713        3,019.0467
  01/01/2007    to  12/31/2007       13.225713        13.517219            0.0000
  01/01/2008    to  12/31/2008       13.517219         7.247051            0.0000
  01/01/2009    to  12/31/2009        7.247051         9.900467            0.0000
  01/01/2010    to  09/24/2010        9.900467        11.319005            0.0000
============   ==== ==========       =========        =========        ==========
DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       13.381848        13.515712        5,891.0229
  01/01/2006    to  12/31/2006       13.515712        13.862424        6,087.5486
  01/01/2007    to  12/31/2007       13.862424        14.460341        2,365.4901
  01/01/2008    to  12/31/2008       14.460341        14.939991        2,142.4909
  01/01/2009    to  12/31/2009       14.939991        15.898552        2,022.1400
  01/01/2010    to  12/31/2010       15.898552        16.689411        1,126.9916
  01/01/2011    to  12/31/2011       16.689411        17.660159        1,215.1862
  01/01/2012    to  12/31/2012       17.660159        17.895688          968.8732
  01/01/2013    to  12/31/2013       17.895688        17.084145        1,087.6310
  01/01/2014    to  12/31/2014       17.084145        17.711892        1,174.8447
============   ==== ==========       =========        =========        ==========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.247186        14.207240       47,755.8352
  01/01/2006    to  12/31/2006       14.207240        17.921227       50,790.8117
  01/01/2007    to  12/31/2007       17.921227        20.214957       36,880.8166
  01/01/2008    to  12/31/2008       20.214957        11.857530       29,471.1785
  01/01/2009    to  12/31/2009       11.857530        15.774029       19,369.0000
  01/01/2010    to  12/31/2010       15.774029        17.511963       14,011.0783
  01/01/2011    to  12/31/2011       17.511963        16.064605       13,543.8777
  01/01/2012    to  12/31/2012       16.064605        18.254602       12,162.0005
  01/01/2013    to  12/31/2013       18.254602        21.370000        9,093.5691
  01/01/2014    to  12/31/2014       21.370000        21.089918        8,808.5184
============   ==== ==========       =========        =========      ============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       12.150742        14.068404       54,617.4258
  01/01/2006    to  12/31/2006       14.068404        17.697268       73,302.3844
  01/01/2007    to  12/31/2007       17.697268        19.914851       53,030.3550
  01/01/2008    to  12/31/2008       19.914851        11.648988       27,488.8165
  01/01/2009    to  12/31/2009       11.648988        15.458740       29,294.3300
  01/01/2010    to  12/31/2010       15.458740        17.123148       33,580.8300
  01/01/2011    to  12/31/2011       17.123148        15.665702       28,467.8445
  01/01/2012    to  12/31/2012       15.665702        17.758529       26,998.7056
  01/01/2013    to  12/31/2013       17.758529        20.737577       30,257.4562
  01/01/2014    to  12/31/2014       20.737577        20.416509       37,864.9199
============   ==== ==========       =========        =========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2005    to  12/31/2005       12.684101        13.172154      110,525.0374
  01/01/2006    to  12/31/2006       13.172154        15.539467      103,197.5894
  01/01/2007    to  12/31/2007       15.539467        15.478270       89,206.9095
  01/01/2008    to  12/31/2008       15.478270         8.706088       59,696.4490
  01/01/2009    to  12/31/2009        8.706088        11.122735       55,908.4700
  01/01/2010    to  12/31/2010       11.122735        12.572917       47,180.2091
  01/01/2011    to  12/31/2011       12.572917        12.448567       39,894.4089
  01/01/2012    to  12/31/2012       12.448567        14.332044       50,788.7440
  01/01/2013    to  12/31/2013       14.332044        18.020599       56,188.0136
  01/01/2014    to  12/31/2014       18.020599        19.228759       61,525.9728
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       10.811123        11.716144        545,087.2610
  01/01/2006    to  12/31/2006       11.716144        13.996535        522,118.4870
  01/01/2007    to  12/31/2007       13.996535        15.894176        307,514.3107
  01/01/2008    to  12/31/2008       15.894176         9.320644        240,638.8416
  01/01/2009    to  12/31/2009        9.320644        12.564228        247,392.2000
  01/01/2010    to  12/31/2010       12.564228        13.397728        250,146.9904
  01/01/2011    to  12/31/2011       13.397728        11.777274        200,705.6958
  01/01/2012    to  12/31/2012       11.777274        13.695616        185,396.1462
  01/01/2013    to  12/31/2013       13.695616        16.566096        177,717.7887
  01/01/2014    to  12/31/2014       16.566096        14.480996        166,212.3351
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.193556        10.523925         23,150.1404
  01/01/2013    to  12/31/2013       10.523925        11.505530         36,296.3676
  01/01/2014    to  12/31/2014       11.505530        12.148862         38,075.9934
============   ==== ==========       =========        =========        ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996816         1.038614              0.0000
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.035907         6.999592        262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173        293,594.3300
  01/01/2010    to  12/31/2010        8.904173         9.823637        437,715.0320
  01/01/2011    to  12/31/2011        9.823637         9.457635        619,858.7223
  01/01/2012    to  12/31/2012        9.457635        10.560561        527,047.5359
  01/01/2013    to  12/31/2013       10.560561        12.312852        466,188.9874
  01/01/2014    to  12/31/2014       12.312852        12.843992        437,931.4081
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.441263         6.348852        301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726        348,859.9500
  01/01/2010    to  12/31/2010        8.370726         9.343994        362,485.6331
  01/01/2011    to  12/31/2011        9.343994         8.756372        392,835.4769
  01/01/2012    to  12/31/2012        8.756372        10.003997        364,710.5667
  01/01/2013    to  12/31/2013       10.003997        12.311051        282,300.6189
  01/01/2014    to  12/31/2014       12.311051        12.883114        326,789.5242
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.640462         7.672156        185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251        227,932.0100
  01/01/2010    to  12/31/2010        9.312251        10.067374        281,795.4560
  01/01/2011    to  12/31/2011       10.067374         9.921913        303,799.5328
  01/01/2012    to  12/31/2012        9.921913        10.816479        310,701.3148
  01/01/2013    to  12/31/2013       10.816479        12.078006        130,408.4905
  01/01/2014    to  12/31/2014       12.078006        12.604410        120,193.7737
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.124600        11.511758         50,000.7473
  01/01/2013    to  12/31/2013       11.511758        10.939356         48,950.7582
  01/01/2014    to  12/31/2014       10.939356        11.190495         39,458.9681
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.949122        10.254082         40,627.4999
  01/01/2013    to  12/31/2013       10.254082        11.126036         98,345.1228
  01/01/2014    to  12/31/2014       11.126036        11.591394         97,126.7225
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.455514        14.277527        535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711        431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793        318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596        283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998        264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858        235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028        215,937.4181
  01/01/2012    to  12/31/2012       13.026028        16.141583        204,531.3882
  01/01/2013    to  12/31/2013       16.141583        16.440377        185,105.4259
  01/01/2014    to  12/31/2014       16.440377        18.316874        172,852.7576
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       18.631496        17.854757            272.9518
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.110320         7.943847        1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353        1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216        1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841        1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174        1,124,474.5500
  01/01/2010    to  12/31/2010        6.055174         7.372926          962,269.7439
  01/01/2011    to  12/31/2011        7.372926         7.488041          959,691.6583
  01/01/2012    to  12/31/2012        7.488041         8.727953          829,658.2845
  01/01/2013    to  12/31/2013        8.727953        12.500172          705,742.6383
  01/01/2014    to  12/31/2014       12.500172        14.618625          624,157.2520
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC.
- MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.813315        11.370986          275,435.2714
  01/01/2006    to  04/30/2006       11.370986        11.874667          267,085.5308
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.404063        11.135542          274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387          214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138          213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944          197,464.6700
  01/01/2010    to  12/31/2010        6.242944         6.591246          197,210.7906
  01/01/2011    to  04/29/2011        6.591246         7.002829                0.0000
============   ==== ==========       =========        =========        ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010672         1.046190          669,786.3310
  01/01/2013    to  12/31/2013        1.046190         1.048221          504,790.7826
  01/01/2014    to  12/31/2014        1.048221         1.088609          425,075.7141
============   ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340          233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126          432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048          396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589          344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134          353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246          335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209          308,485.8477
  01/01/2012    to  12/31/2012        9.843209        11.474433          247,968.6637
  01/01/2013    to  12/31/2013       11.474433        15.281396          261,124.0450
  01/01/2014    to  12/31/2014       15.281396        16.431078          233,052.5696
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       23.431176        24.956952       88,530.1878
  01/01/2006    to  12/31/2006       24.956952        27.616698       74,991.5946
  01/01/2007    to  12/31/2007       27.616698        27.406091       59,908.4972
  01/01/2008    to  12/31/2008       27.406091        16.535340       50,553.2354
  01/01/2009    to  12/31/2009       16.535340        20.633495       49,173.8200
  01/01/2010    to  12/31/2010       20.633495        25.541466       42,359.7678
  01/01/2011    to  12/31/2011       25.541466        24.254762       36,917.9096
  01/01/2012    to  12/31/2012       24.254762        27.433033       35,246.4689
  01/01/2013    to  12/31/2013       27.433033        35.248506       31,234.9308
  01/01/2014    to  12/31/2014       35.248506        38.124224       29,147.0390
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.498662        24.975286      819,096.4932
  01/01/2006    to  12/31/2006       24.975286        27.558940      756,528.8061
  01/01/2007    to  12/31/2007       27.558940        27.268055      637,582.4729
  01/01/2008    to  12/31/2008       27.268055        16.420585      538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665      503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389      433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232      376,060.7178
  01/01/2012    to  12/31/2012       23.905232        26.967694      331,954.8656
  01/01/2013    to  12/31/2013       26.967694        34.565396      282,119.9241
  01/01/2014    to  12/31/2014       34.565396        37.278435      247,815.7705
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.324007        12.863783      950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465      777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081      623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270      522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996      494,629.7400
  01/01/2010    to  12/31/2010       12.520996        15.540993      430,112.0260
  01/01/2011    to  12/31/2011       15.540993        15.121905      381,242.4072
  01/01/2012    to  12/31/2012       15.121905        17.584715      319,962.5374
  01/01/2013    to  12/31/2013       17.584715        24.246340      283,830.4420
  01/01/2014    to  12/31/2014       24.246340        25.736259      263,370.8828
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  04/30/2005        7.382727         6.334705          196.7287
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012726         1.048233        253,930.9724
  01/01/2013    to  12/31/2013        1.048233         1.144363        340,694.7303
  01/01/2014    to  12/31/2014        1.144363         1.204158        373,318.1139
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       16.959364        16.984334         27,004.0732
  01/01/2006    to  12/31/2006       16.984334        18.270268         22,350.7028
  01/01/2007    to  12/31/2007       18.270268        19.200437         19,911.6651
  01/01/2008    to  12/31/2008       19.200437        15.410505         13,362.8786
  01/01/2009    to  12/31/2009       15.410505        20.785684         11,310.6300
  01/01/2010    to  12/31/2010       20.785684        23.139782          9,363.8038
  01/01/2011    to  12/31/2011       23.139782        23.860480          9,263.6296
  01/01/2012    to  12/31/2012       23.860480        26.564177          8,685.1997
  01/01/2013    to  12/31/2013       26.564177        28.263867          8,588.0626
  01/01/2014    to  12/31/2014       28.263867        29.224896          8,467.0881
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.014558        16.986823      1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141      1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056      1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076        875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701        788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466        714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333        631,248.8694
  01/01/2012    to  12/31/2012       23.505333        26.111964        576,708.8517
  01/01/2013    to  12/31/2013       26.111964        27.734056        500,702.0517
  01/01/2014    to  12/31/2014       27.734056        28.597570        459,829.4242
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  01/01/2005    to  04/30/2005       12.280336        11.800348              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2005    to  04/30/2005       11.877216        11.489750            152.8616
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493        100,515.5377
  01/01/2012    to  12/31/2012        9.750493        10.011875         99,181.1616
  01/01/2013    to  12/31/2013       10.011875         9.962344        129,648.9158
  01/01/2014    to  12/31/2014        9.962344         9.902968        132,106.8158
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        7.744779         7.642126        1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104        1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466        1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647        1,475,021.8225
  01/01/2012    to  12/31/2012       10.590647        12.160401        1,278,085.9257
  01/01/2013    to  12/31/2013       12.160401        15.490933        1,155,739.8757
  01/01/2014    to  12/31/2014       15.490933        16.012798        1,011,415.4208
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.310734          619,084.2645
  01/01/2007    to  12/31/2007       10.310734        11.032615        1,742,070.9617
  01/01/2008    to  11/07/2008       11.032615         6.676587                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.976006        10.421339           59,460.1030
  01/01/2013    to  12/31/2013       10.421339        11.723002          112,796.5477
  01/01/2014    to  12/31/2014       11.723002        12.643725          123,840.1809
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078419         1.125733          129,725.2076
  01/01/2014    to  12/31/2014        1.125733         1.209859          137,530.2281
============   ==== ==========       =========        =========        ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2005    to  12/31/2005       15.084961        17.864943            6,383.4048
  01/01/2006    to  12/31/2006       17.864943        19.925290            6,111.0118
  01/01/2007    to  12/31/2007       19.925290        19.049914            5,605.2946
  01/01/2008    to  12/31/2008       19.049914        13.174208            2,549.2727
  01/01/2009    to  12/31/2009       13.174208        16.433678              958.7000
  01/01/2010    to  12/31/2010       16.433678        19.421587              968.3948
  01/01/2011    to  12/31/2011       19.421587        17.442776              957.9818
  01/01/2012    to  12/31/2012       17.442776        20.291332              967.7296
  01/01/2013    to  12/31/2013       20.291332        26.508691              242.5867
  01/01/2014    to  12/31/2014       26.508691        26.587141              254.8198
============   ==== ==========       =========        =========        ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       14.226210        16.160130        675,892.4241
   01/01/2006                             to  12/31/2006       16.160130        17.983664        622,328.8281
   01/01/2007                             to  12/31/2007       17.983664        17.153385        554,229.9754
   01/01/2008                             to  12/31/2008       17.153385        11.840161        453,622.6730
   01/01/2009                             to  12/31/2009       11.840161        14.726955        437,967.3100
   01/01/2010                             to  12/31/2010       14.726955        17.368472        409,640.4970
   01/01/2011                             to  12/31/2011       17.368472        15.549747        357,783.6433
   01/01/2012                             to  12/31/2012       15.549747        18.044960        288,839.3804
   01/01/2013                             to  12/31/2013       18.044960        23.509085        255,435.4932
   01/01/2014                             to  12/31/2014       23.509085        23.521029        222,151.9762
=============                            ==== ==========       =========        =========        ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT SVS DREMAN SMALL
 CAP VALUE SUB-ACCOUNT (SERIES II))
   01/01/2005                             to  04/30/2005       15.948792        14.967683              0.0000
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.426056         6.148147        299,044.2081
   01/01/2009                             to  12/31/2009        6.148147        10.217171        519,731.2100
   01/01/2010                             to  12/31/2010       10.217171        12.427597        536,022.3710
   01/01/2011                             to  12/31/2011       12.427597         9.938069        323,403.4527
   01/01/2012                             to  12/31/2012        9.938069        11.621652        288,183.6798
   01/01/2013                             to  12/31/2013       11.621652        10.862041        274,993.3699
   01/01/2014                             to  12/31/2014       10.862041         9.987536        275,583.2739
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
   01/01/2005                             to  12/31/2005       12.627869        15.828910        360,961.3270
   01/01/2006                             to  12/31/2006       15.828910        19.944302        293,553.0337
   01/01/2007                             to  12/31/2007       19.944302        25.262878        192,494.2104
   01/01/2008                             to  04/25/2008       25.262878        22.978574              0.0000
=============                            ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       11.158321        12.817041           5,064.6875
  01/01/2006    to  12/31/2006       12.817041        16.000859           4,278.6032
  01/01/2007    to  12/31/2007       16.000859        17.878636           3,667.9659
  01/01/2008    to  12/31/2008       17.878636        10.154203             790.5610
  01/01/2009    to  12/31/2009       10.154203        13.177333             767.3300
  01/01/2010    to  12/31/2010       13.177333        14.472429             561.3400
  01/01/2011    to  12/31/2011       14.472429        12.750029             567.7788
  01/01/2012    to  12/31/2012       12.750029        14.668744             602.7540
  01/01/2013    to  12/31/2013       14.668744        17.253741             603.7106
  01/01/2014    to  12/31/2014       17.253741        15.828216             599.1843
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782         811,492.2697
  01/01/2012    to  12/31/2012       12.484782        14.338294         687,157.9602
  01/01/2013    to  12/31/2013       14.338294        16.822371         610,656.1413
  01/01/2014    to  12/31/2014       16.822371        15.397104         578,378.3784
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  01/01/2005    to  04/30/2005       15.104135        14.657833             490.1258
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.662589         9.940352         312,261.9803
  01/01/2006    to  12/31/2006        9.940352        10.596585         294,259.9442
  01/01/2007    to  12/31/2007       10.596585        12.869538         259,720.8437
  01/01/2008    to  12/31/2008       12.869538         6.740158         216,898.3079
  01/01/2009    to  12/31/2009        6.740158        10.426948         204,011.0200
  01/01/2010    to  12/31/2010       10.426948        13.547381         226,159.9724
  01/01/2011    to  12/31/2011       13.547381        12.403682         192,479.8321
  01/01/2012    to  12/31/2012       12.403682        13.332013         172,098.7118
  01/01/2013    to  12/31/2013       13.332013        18.231471         154,467.2395
  01/01/2014    to  12/31/2014       18.231471        18.114972         135,975.3189
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999774         1.033802               0.0000
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.976661        12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425        2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264        2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346        1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943        1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440        1,653,302.6824
  01/01/2012    to  12/31/2012       16.222440        17.434855        1,568,092.3363
  01/01/2013    to  12/31/2013       17.434855        16.821055        1,338,467.6090
  01/01/2014    to  12/31/2014       16.821055        17.239364        1,249,745.7591
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  01/01/2005    to  12/31/2005       13.117550        13.220032          359,512.0677
  01/01/2006    to  12/31/2006       13.220032        13.505156          302,257.5079
  01/01/2007    to  12/31/2007       13.505156        14.446339          243,062.7124
  01/01/2008    to  12/31/2008       14.446339        14.890614          149,351.8435
  01/01/2009    to  05/01/2009       14.890614        15.382678                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564          219,658.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926          193,556.9963
  01/01/2011    to  12/31/2011       17.999926        16.843308          179,021.9674
  01/01/2012    to  12/31/2012       16.843308        18.285402          168,066.6978
  01/01/2013    to  12/31/2013       18.285402        23.870178          154,882.1120
  01/01/2014    to  12/31/2014       23.870178        26.046242          145,909.0723
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  12/31/2005       10.488555        11.042024          295,259.3803
  01/01/2006    to  12/31/2006       11.042024        12.240458          256,459.4396
  01/01/2007    to  04/27/2007       12.240458        12.938045                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.311583        11.739347          526,151.6279
  01/01/2006    to  12/31/2006       11.739347        12.683378          447,355.9250
  01/01/2007    to  12/31/2007       12.683378        12.434415          656,291.1625
  01/01/2008    to  12/31/2008       12.434415         7.288546          568,911.4393
  01/01/2009    to  05/01/2009        7.288546         7.200696                0.0000
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.745460        10.893314        4,955.6568
  01/01/2013    to  12/31/2013       10.893314        10.230778        3,513.9544
  01/01/2014    to  12/31/2014       10.230778        10.823809        3,495.1243
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215398        10.734370       21,814.0123
  01/01/2014    to  12/31/2014       10.734370        11.471089       32,324.1856
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315      298,319.2848
  01/01/2013    to  12/31/2013        1.066315         1.154916      156,767.4677
  01/01/2014    to  12/31/2014        1.154916         1.223934      150,451.6988
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.123720       61,392.6747
  01/01/2006    to  12/31/2006       10.123720        11.126248      240,308.1896
  01/01/2007    to  12/31/2007       11.126248        11.534018      516,594.7209
  01/01/2008    to  12/31/2008       11.534018         8.501714      544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805      516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272      560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321      522,587.2322
  01/01/2012    to  12/31/2012       11.462321        12.721967      482,602.3095
  01/01/2013    to  12/31/2013       12.721967        14.132010      467,216.0600
  01/01/2014    to  12/31/2014       14.132010        14.708639      406,843.8429
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.161869       15,946.1925
  01/01/2006    to  12/31/2006       10.161869        11.380262      149,556.1052
  01/01/2007    to  12/31/2007       11.380262        11.821958      212,240.7929
  01/01/2008    to  12/31/2008       11.821958         7.794369      186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797      178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919      177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652      153,429.2823
  01/01/2012    to  12/31/2012       10.699652        12.105646      145,000.0383
  01/01/2013    to  12/31/2013       12.105646        14.059551      142,856.3683
  01/01/2014    to  12/31/2014       14.059551        14.573355      138,199.5291
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       46.389254        47.309714        191,057.9232
  01/01/2006    to  12/31/2006       47.309714        54.926993        158,234.1416
  01/01/2007    to  12/31/2007       54.926993        56.191616        131,311.4828
  01/01/2008    to  12/31/2008       56.191616        35.265632        108,537.9079
  01/01/2009    to  12/31/2009       35.265632        41.166141        102,178.2400
  01/01/2010    to  12/31/2010       41.166141        47.509158         92,859.0254
  01/01/2011    to  12/31/2011       47.509158        44.972368         81,906.1511
  01/01/2012    to  12/31/2012       44.972368        52.315042         73,267.2927
  01/01/2013    to  12/31/2013       52.315042        69.001742         61,927.3592
  01/01/2014    to  12/31/2014       69.001742        77.080006         57,354.4721
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263      1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706        874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455        782,558.3000
  01/01/2010    to  12/31/2010       41.561455        47.839303        706,253.3098
  01/01/2011    to  12/31/2011       47.839303        45.170832        618,072.9799
  01/01/2012    to  12/31/2012       45.170832        52.415371        547,941.5018
  01/01/2013    to  12/31/2013       52.415371        68.971868        468,775.4611
  01/01/2014    to  12/31/2014       68.971868        76.853157        420,126.1036
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.224123        12.653328         44,117.6739
  01/01/2006    to  12/31/2006       12.653328        14.427259         39,337.2097
  01/01/2007    to  12/31/2007       14.427259        13.332933         35,811.4851
  01/01/2008    to  12/31/2008       13.332933         8.039124         39,496.6097
  01/01/2009    to  12/31/2009        8.039124        10.264969         31,285.0300
  01/01/2010    to  04/30/2010       10.264969        10.957935              0.0000
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005        7.122789         8.048401        407,960.8926
  01/01/2006    to  12/31/2006        8.048401         8.436668        323,670.0621
  01/01/2007    to  12/31/2007        8.436668         9.779413        252,933.1013
  01/01/2008    to  12/31/2008        9.779413         5.807257        203,697.7265
  01/01/2009    to  12/31/2009        5.807257         8.331240        180,801.6200
  01/01/2010    to  12/31/2010        8.331240        10.495637        153,989.1572
  01/01/2011    to  12/31/2011       10.495637        10.179898        133,379.7981
  01/01/2012    to  12/31/2012       10.179898        11.407135        122,650.1921
  01/01/2013    to  12/31/2013       11.407135        15.367744        107,608.4321
  01/01/2014    to  12/31/2014       15.367744        17.087623         98,692.1323
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279        837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490        733,821.4112
  01/01/2012    to  12/31/2012        9.894490        11.063337        658,232.3926
  01/01/2013    to  12/31/2013       11.063337        14.862995        606,844.5772
  01/01/2014    to  12/31/2014       14.862995        16.487394        542,874.2550
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.623726        16.914945         52,315.0958
  01/01/2006    to  12/31/2006       16.914945        19.338940         40,980.3165
  01/01/2007    to  12/31/2007       19.338940        20.936031         35,723.1353
  01/01/2008    to  12/31/2008       20.936031        11.481951         33,675.4969
  01/01/2009    to  12/31/2009       11.481951        13.765846         44,030.8400
  01/01/2010    to  12/31/2010       13.765846        14.469721         40,591.6019
  01/01/2011    to  12/31/2011       14.469721        11.367781         41,896.5184
  01/01/2012    to  12/31/2012       11.367781        13.346288         39,155.2083
  01/01/2013    to  12/31/2013       13.346288        15.115190         61,158.8364
  01/01/2014    to  12/31/2014       15.115190        14.370740         56,692.1644
============   ==== ==========       =========        =========      ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       42.523806        42.731058       63,880.1102
  01/01/2006    to  12/31/2006       42.731058        43.772618       89,526.7024
  01/01/2007    to  12/31/2007       43.772618        45.645270       36,456.1555
  01/01/2008    to  12/31/2008       45.645270        43.250853       29,661.1502
  01/01/2009    to  12/31/2009       43.250853        46.450072       32,262.9300
  01/01/2010    to  12/31/2010       46.450072        49.376805       35,378.6806
  01/01/2011    to  12/31/2011       49.376805        51.632937       32,925.3476
  01/01/2012    to  12/31/2012       51.632937        54.481531       31,458.1362
  01/01/2013    to  12/31/2013       54.481531        53.049924       30,186.1530
  01/01/2014    to  12/31/2014       53.049924        55.735312       32,459.0448
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.705852        10.960381       55,634.4600
  01/01/2010    to  12/31/2010       10.960381        12.917949       54,656.9177
  01/01/2011    to  12/31/2011       12.917949        11.570182       44,822.6028
  01/01/2012    to  12/31/2012       11.570182        13.015476       41,808.4431
  01/01/2013    to  12/31/2013       13.015476        17.183484       29,276.8822
  01/01/2014    to  12/31/2014       17.183484        18.406213       27,631.3870
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.550900        14.361373            0.0000
  01/01/2007    to  12/31/2007       14.361373        15.808790       80,909.9467
  01/01/2008    to  12/31/2008       15.808790         8.918631       57,985.6124
  01/01/2009    to  05/01/2009        8.918631         8.475329            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       14.869055        15.514252       11,524.1754
  01/01/2008    to  12/31/2008       15.514252         8.740830        8,953.9659
  01/01/2009    to  05/01/2009        8.740830         8.301682            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  01/01/2005    to  12/31/2005       11.025703        11.776177       13,942.5769
  01/01/2006    to  12/31/2006       11.776177        12.285730       13,899.8899
  01/01/2007    to  04/27/2007       12.285730        13.092370            0.0000
============   ==== ==========       =========        =========       ===========

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469        573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456        815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583      1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155      2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489      1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729        945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238      1,214,459.0350
  01/01/2012    to  12/31/2012       10.155238         9.988143        892,305.6608
  01/01/2013    to  12/31/2013        9.988143         9.824685        577,217.0945
  01/01/2014    to  12/31/2014        9.824685         9.663903        522,085.6698
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.855432         9.860283          3,411.3696
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.409513        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
  01/01/2012    to  12/31/2012       11.879673        13.502034        844,344.0528
  01/01/2013    to  12/31/2013       13.502034        18.159587        715,700.7992
  01/01/2014    to  12/31/2014       18.159587        19.424182        629,057.1084
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.277517         8.526290      1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889      1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899      1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779      1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579      1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676      1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229        875,468.2427
  01/01/2012    to  04/27/2012        7.960229         8.947945              0.0000
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.666106         9.925888        184,281.7557
  01/01/2006    to  12/31/2006        9.925888        10.712919        247,852.9500
  01/01/2007    to  12/31/2007       10.712919        10.991307        111,440.0886
  01/01/2008    to  12/31/2008       10.991307         6.344902         98,039.8458
  01/01/2009    to  12/31/2009        6.344902         8.093167         99,092.4000
  01/01/2010    to  12/31/2010        8.093167        10.456325         86,541.6251
  01/01/2011    to  12/31/2011       10.456325        10.567916         72,171.0379
  01/01/2012    to  12/31/2012       10.567916        11.526436         64,952.5098
  01/01/2013    to  12/31/2013       11.526436        16.823153         59,231.6614
  01/01/2014    to  12/31/2014       16.823153        16.702489         51,786.9038
============   ==== ==========       =========        =========      ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2005    to  12/31/2005       11.097097        11.880570        115,484.0864
  01/01/2006    to  12/31/2006       11.880570        12.422921        105,707.2667
  01/01/2007    to  04/27/2007       12.422921        13.251701              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.636606        13.883247         14,939.6581
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.227798        14.601206      2,582,265.6023
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.594511        11.099798        639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424        812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871      1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781      1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368      1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859      1,125,532.9140
  01/01/2012    to  12/31/2012       11.915859        12.998689      1,102,021.9047
  01/01/2013    to  12/31/2013       12.998689        13.946884        815,412.3193
  01/01/2014    to  04/25/2014       13.946884        14.050555              0.0000
============   ==== ==========       =========        =========      ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       11.003990        11.543319        1,830,936.8523
   01/01/2007                             to  12/31/2007       11.543319        12.058129        2,371,941.0372
   01/01/2008                             to  12/31/2008       12.058129         8.726651        2,408,636.9381
   01/01/2009                             to  12/31/2009        8.726651        10.823073        2,375,970.5400
   01/01/2010                             to  12/31/2010       10.823073        11.966086        2,284,647.5834
   01/01/2011                             to  12/31/2011       11.966086        11.756922        2,225,206.7572
   01/01/2012                             to  12/31/2012       11.756922        12.996773        2,054,478.6658
   01/01/2013                             to  12/31/2013       12.996773        14.602732        1,995,052.8777
   01/01/2014                             to  04/25/2014       14.602732        14.655843                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.631519        15.129302        4,250,427.4195
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.196803          966,996.9332
   01/01/2007                             to  12/31/2007       10.196803        10.672997        3,077,273.9544
   01/01/2008                             to  11/07/2008       10.672997         7.330569                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        8.383091         8.329388        7,247,411.5696
   01/01/2009                             to  12/31/2009        8.329388        10.514679        6,968,832.9000
   01/01/2010                             to  12/31/2010       10.514679        11.747788        6,787,554.0376
   01/01/2011                             to  12/31/2011       11.747788        11.359161        5,911,435.3614
   01/01/2012                             to  12/31/2012       11.359161        12.728775        5,356,591.1512
   01/01/2013                             to  12/31/2013       12.728775        14.951838        4,685,909.5109
   01/01/2014                             to  04/25/2014       14.951838        14.961059                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.605151        15.189172        3,750,437.9274
=============                            ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.233081          934,270.4072
   01/01/2007                             to  12/31/2007       10.233081        10.864272        2,413,971.1083
   01/01/2008                             to  11/07/2008       10.864272         6.920561                0.0000
=============                            ==== ==========       =========        =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        8.089458         8.003254        6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709        5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653        5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334        4,778,559.5779
  01/01/2012    to  12/31/2012       11.001334        12.521385        4,354,971.7371
  01/01/2013    to  12/31/2013       12.521385        15.508286        3,988,892.2947
  01/01/2014    to  04/25/2014       15.508286        15.433457                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.797642        11.578333          515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585          414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452          357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648          320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283          308,103.0700
  01/01/2010    to  12/31/2010       10.361283        11.670983          289,250.9270
  01/01/2011    to  12/31/2011       11.670983        11.670447          267,489.2266
  01/01/2012    to  12/31/2012       11.670447        13.252153          277,518.4338
  01/01/2013    to  12/31/2013       13.252153        17.170817          257,283.8514
  01/01/2014    to  12/31/2014       17.170817        19.106012          230,239.7692
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  01/01/2005    to  04/30/2005        8.284811         7.898384                0.0000
============   ==== ==========       =========        =========        ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       17.923294        18.320153           29,885.8421
  01/01/2006    to  12/31/2006       18.320153        20.984296           20,210.7196
  01/01/2007    to  12/31/2007       20.984296        19.877108           16,536.7039
  01/01/2008    to  12/31/2008       19.877108        12.012838           27,608.9224
  01/01/2009    to  12/31/2009       12.012838        13.332755           13,333.3300
  01/01/2010    to  12/31/2010       13.332755        15.913589           14,994.4197
  01/01/2011    to  12/31/2011       15.913589        16.515701           10,739.4600
  01/01/2012    to  12/31/2012       16.515701        17.828371           10,135.7902
  01/01/2013    to  12/31/2013       17.828371        24.233785          131,735.2864
  01/01/2014    to  12/31/2014       24.233785        23.765563          114,009.9385
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.204999        17.500594       24,012.1791
  01/01/2006    to  12/31/2006       17.500594        19.731732       23,215.6881
  01/01/2007    to  04/27/2007       19.731732        21.433748            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.432213        15.440795      309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413      281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418      255,106.3100
  01/01/2010    to  12/31/2010       12.605418        15.233624      215,961.8954
  01/01/2011    to  12/31/2011       15.233624        14.194208      200,774.4400
  01/01/2012    to  12/31/2012       14.194208        14.698643      164,834.7569
  01/01/2013    to  04/26/2013       14.698643        15.924716            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.916121        12.463356      358,599.2107
  01/01/2006    to  12/31/2006       12.463356        13.839295      926,229.4134
  01/01/2007    to  12/31/2007       13.839295        14.863686      481,785.6339
  01/01/2008    to  12/31/2008       14.863686         8.479334      410,606.5430
  01/01/2009    to  12/31/2009        8.479334        11.930121      343,575.8300
  01/01/2010    to  12/31/2010       11.930121        13.699866      312,262.8290
  01/01/2011    to  12/31/2011       13.699866        13.296195      285,112.2405
  01/01/2012    to  12/31/2012       13.296195        15.519702      240,117.6370
  01/01/2013    to  12/31/2013       15.519702        21.184132      266,346.0086
  01/01/2014    to  12/31/2014       21.184132        22.676564      242,893.9827
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2005    to  12/31/2005       11.414530        11.846113      716,247.0255
  01/01/2006    to  04/30/2006       11.846113        12.366121      796,449.7342
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.408395        15.815606        1,886.9703
  01/01/2008    to  12/31/2008       15.815606         9.925778        1,881.7418
  01/01/2009    to  12/31/2009        9.925778        13.567889        1,878.8000
  01/01/2010    to  12/31/2010       13.567889        18.003627        1,849.0639
  01/01/2011    to  12/31/2011       18.003627        18.022898        1,837.5920
  01/01/2012    to  12/31/2012       18.022898        20.593797        1,810.7788
  01/01/2013    to  12/31/2013       20.593797        29.282616        1,125.8094
  01/01/2014    to  12/31/2014       29.282616        30.792501        1,121.9511
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005        8.938491         9.414286           3,872.2733
  01/01/2006    to  12/31/2006        9.414286         9.748334           3,956.4057
  01/01/2007    to  04/27/2007        9.748334        10.434056               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.943954        14.097094          69,253.6304
  01/01/2006    to  12/31/2006       14.097094        14.370140          50,638.6844
  01/01/2007    to  12/31/2007       14.370140        15.481068          43,212.6297
  01/01/2008    to  12/31/2008       15.481068         9.696770          32,402.9397
  01/01/2009    to  12/31/2009        9.696770        13.223132          32,216.5000
  01/01/2010    to  12/31/2010       13.223132        17.515450          46,391.1798
  01/01/2011    to  12/31/2011       17.515450        17.478727          43,421.3853
  01/01/2012    to  12/31/2012       17.478727        19.926195          39,368.8228
  01/01/2013    to  12/31/2013       19.926195        28.257977          37,227.9924
  01/01/2014    to  12/31/2014       28.257977        29.642954          32,612.5818
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       19.282790        19.454003          27,228.1395
  01/01/2006    to  12/31/2006       19.454003        20.059883          25,891.2896
  01/01/2007    to  12/31/2007       20.059883        20.460637          33,844.4100
  01/01/2008    to  12/31/2008       20.460637        17.061250          26,564.4977
  01/01/2009    to  12/31/2009       17.061250        22.134480          24,385.9400
  01/01/2010    to  12/31/2010       22.134480        24.484167          12,910.3383
  01/01/2011    to  12/31/2011       24.484167        25.489891          13,051.1363
  01/01/2012    to  12/31/2012       25.489891        27.901978          12,552.5897
  01/01/2013    to  12/31/2013       27.901978        27.672311          13,106.1269
  01/01/2014    to  12/31/2014       27.672311        28.659139          13,542.6856
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.802287        12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208       2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293       2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672       2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562       1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530       1,730,378.7213
  01/01/2012    to  12/31/2012       11.831530        13.115000       1,475,057.6244
  01/01/2013    to  12/31/2013       13.115000        17.225755       1,299,516.7289
  01/01/2014    to  12/31/2014       17.225755        18.713913       1,119,764.9789
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.583819        12.889127        126,517.2656
  01/01/2006    to  12/31/2006       12.889127        13.833228        133,274.8406
  01/01/2007    to  12/31/2007       13.833228        14.083053         59,537.6737
  01/01/2008    to  12/31/2008       14.083053        10.595283         50,591.5852
  01/01/2009    to  12/31/2009       10.595283        14.618345         53,085.5300
  01/01/2010    to  12/31/2010       14.618345        16.459094         65,007.0651
  01/01/2011    to  12/31/2011       16.459094        16.731085         46,420.9273
  01/01/2012    to  12/31/2012       16.731085        18.808774         48,318.3687
  01/01/2013    to  12/31/2013       18.808774        19.561919         32,663.3438
  01/01/2014    to  12/31/2014       19.561919        19.884440         24,688.3948
============   ==== ==========       =========        =========        ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.028821        11.952419         85,716.4855
  01/01/2006    to  12/31/2006       11.952419        12.225028         72,170.0846
  01/01/2007    to  12/31/2007       12.225028        12.910528         74,654.0026
  01/01/2008    to  12/31/2008       12.910528        12.645635         69,826.3876
  01/01/2009    to  12/31/2009       12.645635        14.095632        159,588.9700
  01/01/2010    to  12/31/2010       14.095632        14.598266        176,379.8066
  01/01/2011    to  12/31/2011       14.598266        14.519137        141,459.0490
  01/01/2012    to  12/31/2012       14.519137        15.115992        149,294.4234
  01/01/2013    to  12/31/2013       15.115992        14.848510         93,874.6657
  01/01/2014    to  12/31/2014       14.848510        14.729860         85,115.3165
============   ==== ==========       =========        =========        ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005        8.878981         9.038745         13,381.7611
  01/01/2006    to  12/31/2006        9.038745        10.215956         11,109.5334
  01/01/2007    to  12/31/2007       10.215956        10.736884         18,432.2007
  01/01/2008    to  12/31/2008       10.736884         6.058581         14,225.0516
  01/01/2009    to  07/17/2009        6.058581         6.018442              0.0000
============   ==== ==========       =========        =========        ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.174176        12.649231          3,457.0728
  01/01/2011    to  12/31/2011       12.649231        11.810168          3,074.5142
  01/01/2012    to  12/31/2012       11.810168        13.562758          2,974.5545
  01/01/2013    to  12/31/2013       13.562758        18.202318          3,088.5450
  01/01/2014    to  12/31/2014       18.202318        20.319694            699.3811
============   ==== ==========       =========        =========        ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       11.491458        12.677266        5,493.5986
  01/01/2006    to  12/31/2006       12.677266        13.150210        6,023.3772
  01/01/2007    to  12/31/2007       13.150210        13.426542        5,062.0546
  01/01/2008    to  12/31/2008       13.426542         7.191196        4,142.9182
  01/01/2009    to  12/31/2009        7.191196         9.814337        3,066.5500
  01/01/2010    to  09/24/2010        9.814337        11.212345            0.0000
============   ==== ==========       =========        =========       ===========
DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       13.332140        13.452082       13,049.7365
  01/01/2006    to  12/31/2006       13.452082        13.783408        7,236.5885
  01/01/2007    to  12/31/2007       13.783408        14.363468        6,263.1676
  01/01/2008    to  12/31/2008       14.363468        14.825033        5,500.6087
  01/01/2009    to  12/31/2009       14.825033        15.760454        4,675.2700
  01/01/2010    to  12/31/2010       15.760454        16.527907        4,880.6282
  01/01/2011    to  12/31/2011       16.527907        17.471830        2,717.5078
  01/01/2012    to  12/31/2012       17.471830        17.687054        2,525.8879
  01/01/2013    to  12/31/2013       17.687054        16.868091        1,069.3763
  01/01/2014    to  12/31/2014       16.868091        17.470419        1,051.5355
============   ==== ==========       =========        =========       ===========

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       17.275317        19.981824        1,672.7500
  01/01/2006    to  12/31/2006       19.981824        25.110974        6,558.6946
  01/01/2007    to  12/31/2007       25.110974        28.229144        4,272.4482
  01/01/2008    to  12/31/2008       28.229144        16.495759        2,418.6140
  01/01/2009    to  12/31/2009       16.495759        21.868752        2,213.1400
  01/01/2010    to  12/31/2010       21.868752        24.199124        2,230.4325
  01/01/2011    to  12/31/2011       24.199124        22.117299        2,282.6826
  01/01/2012    to  12/31/2012       22.117299        25.046830        2,480.2585
  01/01/2013    to  12/31/2013       25.046830        29.219290        2,131.6700
  01/01/2014    to  12/31/2014       29.219290        28.738140        2,146.8063
============   ==== ==========       =========        =========        ==========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2005    to  12/31/2005       49.145328        50.985461            0.0000
  01/01/2006    to  12/31/2006       50.985461        60.088685          189.8466
  01/01/2007    to  12/31/2007       60.088685        59.791878          180.8673
  01/01/2008    to  12/31/2008       59.791878        33.597410          171.9041
  01/01/2009    to  12/31/2009       33.597410        42.880498          159.8100
  01/01/2010    to  12/31/2010       42.880498        48.422852          247.8629
  01/01/2011    to  12/31/2011       48.422852        47.896096          238.1913
  01/01/2012    to  12/31/2012       47.896096        55.087416          228.7981
  01/01/2013    to  12/31/2013       55.087416        69.195756          220.2210
  01/01/2014    to  12/31/2014       69.195756        73.761058          193.9828
============   ==== ==========       =========        =========        ==========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       24.891707        26.948561        6,772.5151
  01/01/2006    to  12/31/2006       26.948561        32.161659        9,091.3419
  01/01/2007    to  12/31/2007       32.161659        36.485419        5,032.3614
  01/01/2008    to  12/31/2008       36.485419        21.374242        3,552.9511
  01/01/2009    to  12/31/2009       21.374242        28.783681        4,012.5400
  01/01/2010    to  12/31/2010       28.783681        30.662514        3,458.8037
  01/01/2011    to  12/31/2011       30.662514        26.926963        3,534.7628
  01/01/2012    to  12/31/2012       26.926963        31.281508        2,640.2397
  01/01/2013    to  12/31/2013       31.281508        37.800041        2,369.8677
  01/01/2014    to  12/31/2014       37.800041        33.009258        2,402.6270
============   ==== ==========       =========        =========        ==========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.183282        10.506265          31,029.1224
  01/01/2013    to  12/31/2013       10.506265        11.474744          36,091.9456
  01/01/2014    to  12/31/2014       11.474744        12.104244          44,076.9478
============   ==== ==========       =========        =========       ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996802         1.037898          17,424.8035
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.032040         6.994767         667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143       1,154,563.1900
  01/01/2010    to  12/31/2010        8.889143         9.797260       1,295,316.1893
  01/01/2011    to  12/31/2011        9.797260         9.422832       1,005,057.3599
  01/01/2012    to  12/31/2012        9.422832        10.511129         953,918.5500
  01/01/2013    to  12/31/2013       10.511129        12.242973         901,954.2521
  01/01/2014    to  12/31/2014       12.242973        12.758332         899,395.7867
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.437720         6.344471       1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591       1,867,799.3600
  01/01/2010    to  12/31/2010        8.356591         9.318900       1,776,916.6631
  01/01/2011    to  12/31/2011        9.318900         8.724143       1,712,550.8998
  01/01/2012    to  12/31/2012        8.724143         9.957163       1,744,580.8279
  01/01/2013    to  12/31/2013        9.957163        12.241176       1,674,526.9680
  01/01/2014    to  12/31/2014       12.241176        12.797185       1,661,958.7401
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.636267         7.666872         491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538         554,818.2400
  01/01/2010    to  12/31/2010        9.296538        10.040347         638,957.9001
  01/01/2011    to  12/31/2011       10.040347         9.885409         880,141.5031
  01/01/2012    to  12/31/2012        9.885409        10.765856         691,926.6017
  01/01/2013    to  12/31/2013       10.765856        12.009466         650,243.2326
  01/01/2014    to  12/31/2014       12.009466        12.520354         730,545.9736
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.113091        11.492134          71,701.8372
  01/01/2013    to  12/31/2013       11.492134        10.909788          95,116.5795
  01/01/2014    to  12/31/2014       10.909788        11.149090          43,316.9079
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.939093        10.236873       71,453.8968
  01/01/2013    to  12/31/2013       10.236873        11.096263      115,584.2918
  01/01/2014    to  12/31/2014       11.096263        11.548820       88,643.3037
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.443000        14.253740      136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313      157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623      149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364      132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480      120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543      109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451      113,252.4378
  01/01/2012    to  12/31/2012       12.926451        16.002101      115,994.8532
  01/01/2013    to  12/31/2013       16.002101        16.282017       99,005.8233
  01/01/2014    to  12/31/2014       16.282017        18.122311       89,107.6789
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       20.521158        19.659220            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.136100         7.964706      525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836      495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995      422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049      422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778      398,419.7700
  01/01/2010    to  12/31/2010        6.046778         7.355352      358,059.8286
  01/01/2011    to  12/31/2011        7.355352         7.462739      368,564.6284
  01/01/2012    to  12/31/2012        7.462739         8.689722      317,272.3757
  01/01/2013    to  12/31/2013        8.689722        12.432991      325,312.5013
  01/01/2014    to  12/31/2014       12.432991        14.525528      287,273.9499
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND,
INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.357337         8.779589            0.0000
  01/01/2006    to  04/30/2006        8.779589         9.165521            0.0000
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.398874        11.122610          59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068          71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552          73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925          85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220          75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406               0.0000
============   ==== ==========       =========        =========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010655         1.045471         870,604.5617
  01/01/2013    to  12/31/2013        1.045471         1.046454       1,101,485.8331
  01/01/2014    to  12/31/2014        1.046454         1.085687       1,060,375.4543
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325          22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227          85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472          96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079          93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174          92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738          80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703          71,491.0091
  01/01/2012    to  12/31/2012        9.777703        11.386622          68,898.6629
  01/01/2013    to  12/31/2013       11.386622        15.149305          83,203.8816
  01/01/2014    to  12/31/2014       15.149305        16.272764          68,325.4971
============   ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       22.911042        24.326474          25,702.6111
  01/01/2006    to  12/31/2006       24.326474        26.816252          27,033.5655
  01/01/2007    to  12/31/2007       26.816252        26.506534          24,856.0192
  01/01/2008    to  12/31/2008       26.506534        15.945964          27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088          31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039          35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786          32,560.8482
  01/01/2012    to  12/31/2012       23.144786        26.083594          25,600.6525
  01/01/2013    to  12/31/2013       26.083594        33.398816          22,944.6427
  01/01/2014    to  12/31/2014       33.398816        35.984283          22,776.6929
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.345499        12.879664        362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878        329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940        291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398        256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292        243,029.7000
  01/01/2010    to  12/31/2010       12.486292        15.482445        208,698.8797
  01/01/2011    to  12/31/2011       15.482445        15.049903        185,562.7308
  01/01/2012    to  12/31/2012       15.049903        17.483404        157,912.6788
  01/01/2013    to  12/31/2013       17.483404        24.082576        167,252.7136
  01/01/2014    to  12/31/2014       24.082576        25.536874        115,875.8922
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  04/30/2005       14.134511        12.124073              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513        327,423.8083
  01/01/2013    to  12/31/2013        1.047513         1.142433        366,115.0998
  01/01/2014    to  12/31/2014        1.142433         1.200926        321,919.3070
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826        375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811        329,853.8532
  01/01/2012    to  12/31/2012       23.425811        25.997480        291,789.8651
  01/01/2013    to  12/31/2013       25.997480        27.584862        243,330.3864
  01/01/2014    to  12/31/2014       27.584862        28.415302        202,093.7975
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  01/01/2005    to  04/30/2005       16.399617        15.753483              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2005    to  04/30/2005       14.999825        14.505759              0.0000
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895       59,388.9181
  01/01/2012    to  12/31/2012        9.743895         9.995045       54,762.5323
  01/01/2013    to  12/31/2013        9.995045         9.935655       61,446.3903
  01/01/2014    to  12/31/2014        9.935655         9.866566      114,378.6806
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        7.713673         7.610366      968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738      798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251      785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063      672,452.9061
  01/01/2012    to  12/31/2012       10.515063        12.061485      624,437.4984
  01/01/2013    to  12/31/2013       12.061485        15.349577      545,952.9916
  01/01/2014    to  12/31/2014       15.349577        15.850816      405,827.7474
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.309350      102,188.3658
  01/01/2007    to  12/31/2007       10.309350        11.020047      220,541.4618
  01/01/2008    to  11/07/2008       11.020047         6.663265            0.0000
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.965951        10.403852       51,556.7285
  01/01/2013    to  12/31/2013       10.403852        11.691635       52,482.9362
  01/01/2014    to  12/31/2014       11.691635        12.597290      116,038.8671
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077893         1.124426            0.0000
  01/01/2014    to  12/31/2014        1.124426         1.207247       49,847.1348
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.238069        16.157491      582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804      632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257      590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663      437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635      418,089.9400
  01/01/2010    to  12/31/2010       14.665635        17.278883      368,966.8417
  01/01/2011    to  12/31/2011       17.278883        15.454099      336,817.3198
  01/01/2012    to  12/31/2012       15.454099        17.915950      287,712.2079
  01/01/2013    to  12/31/2013       17.915950        23.317695      252,238.2662
  01/01/2014    to  12/31/2014       23.317695        23.306215      210,135.5073
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549      101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769       99,680.7897
  01/01/2012    to  12/31/2012        9.881769        11.544206      102,516.4283
  01/01/2013    to  12/31/2013       11.544206        10.778868      102,476.3881
  01/01/2014    to  12/31/2014       10.778868         9.901143       92,466.7325
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005        8.224201        10.298691       16,933.9559
  01/01/2006    to  12/31/2006       10.298691        12.963337       17,313.1101
  01/01/2007    to  12/31/2007       12.963337        16.403794        8,174.9941
  01/01/2008    to  04/25/2008       16.403794        14.915784            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990      269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447      244,579.7269
  01/01/2012    to  12/31/2012       12.391447        14.209664      220,477.7478
  01/01/2013    to  12/31/2013       14.209664        16.652151      185,842.6330
  01/01/2014    to  12/31/2014       16.652151        15.226062      164,715.9065
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.622877         9.889633        6,276.6601
  01/01/2006    to  12/31/2006        9.889633        10.532005        4,318.5228
  01/01/2007    to  12/31/2007       10.532005        12.778253          813.6337
  01/01/2008    to  12/31/2008       12.778253         6.685618        2,564.2626
  01/01/2009    to  12/31/2009        6.685618        10.332240        4,619.5000
  01/01/2010    to  12/31/2010       10.332240        13.410930        5,042.4082
  01/01/2011    to  12/31/2011       13.410930        12.266496        3,213.3027
  01/01/2012    to  12/31/2012       12.266496        13.171308        2,939.6230
  01/01/2013    to  12/31/2013       13.171308        17.993720        2,585.5852
  01/01/2014    to  12/31/2014       17.993720        17.860862        2,402.8326
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999760         1.033089            0.0000
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.019969        12.077499      699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736      849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413      719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178      776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440      831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750      794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547      708,451.2157
  01/01/2012    to  12/31/2012       16.167547        17.358401      739,517.6239
  01/01/2013    to  12/31/2013       17.358401        16.730551      594,401.3562
  01/01/2014    to  12/31/2014       16.730551        17.129470      435,842.0337
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332        1,350.1000
  01/01/2010    to  12/31/2010       15.535332        17.698021        1,910.3273
  01/01/2011    to  12/31/2011       17.698021        16.544278        3,503.5063
  01/01/2012    to  12/31/2012       16.544278        17.942723        7,439.4556
  01/01/2013    to  12/31/2013       17.942723        23.399440        7,507.9566
  01/01/2014    to  12/31/2014       23.399440        25.507070        9,166.0406
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.281419        11.696374       10,930.0985
  01/01/2006    to  12/31/2006       11.696374        12.624352       12,990.4301
  01/01/2007    to  12/31/2007       12.624352        12.364105       10,859.2398
  01/01/2008    to  12/31/2008       12.364105         7.240045        8,554.2837
  01/01/2009    to  05/01/2009        7.240045         7.150397            0.0000
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.734635        10.875038            0.0000
  01/01/2013    to  12/31/2013       10.875038        10.203401          986.7498
  01/01/2014    to  12/31/2014       10.203401        10.784057        5,735.9521
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215119        10.726847            0.0000
  01/01/2014    to  12/31/2014       10.726847        11.451591            0.0000
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.065582      258,640.0773
  01/01/2013    to  12/31/2013        1.065582         1.152969      348,195.6300
  01/01/2014    to  12/31/2014        1.152969         1.220650      393,651.1257
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.121196            0.0000
  01/01/2006    to  12/31/2006       10.121196        11.112386       14,328.8819
  01/01/2007    to  12/31/2007       11.112386        11.508070      150,118.4312
  01/01/2008    to  12/31/2008       11.508070         8.474073      149,883.3162
  01/01/2009    to  12/31/2009        8.474073        10.399444      202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830      356,814.0129
  01/01/2011    to  12/31/2011       11.469830        11.390862      333,380.5036
  01/01/2012    to  12/31/2012       11.390862        12.629955      367,489.4500
  01/01/2013    to  12/31/2013       12.629955        14.015779      320,485.5401
  01/01/2014    to  12/31/2014       14.015779        14.573082      328,691.8477
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.159336            0.0000
  01/01/2006    to  12/31/2006       10.159336        11.366084       21,566.2409
  01/01/2007    to  12/31/2007       11.366084        11.795362      168,132.8559
  01/01/2008    to  12/31/2008       11.795362         7.769023      196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748      229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654      301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939      323,285.5117
  01/01/2012    to  12/31/2012       10.632939        12.018082      317,245.9004
  01/01/2013    to  12/31/2013       12.018082        13.943906      300,367.1935
  01/01/2014    to  12/31/2014       13.943906        14.439035      300,427.1988
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.578964        48.341721      351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181      341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330      308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748      276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643      246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049      224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980      189,666.0920
  01/01/2012    to  12/31/2012       45.017980        52.185524      165,676.9770
  01/01/2013    to  12/31/2013       52.185524        68.600824      139,740.4447
  01/01/2014    to  12/31/2014       68.600824        76.363310      120,381.6396
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       45.684643        47.241564          949.0122
  01/01/2006    to  12/31/2006       47.241564        53.810906          949.6890
  01/01/2007    to  12/31/2007       53.810906        49.679272          944.0276
  01/01/2008    to  12/31/2008       49.679272        29.924124          735.5068
  01/01/2009    to  12/31/2009       29.924124        38.171215          735.4300
  01/01/2010    to  04/30/2010       38.171215        40.734708            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.073886         7.968314      522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116      501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835      502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596      413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775      420,798.9300
  01/01/2010    to  12/31/2010        8.131775        10.202924      359,703.0932
  01/01/2011    to  12/31/2011       10.202924         9.861078      313,697.5017
  01/01/2012    to  12/31/2012        9.861078        11.014898      311,855.3561
  01/01/2013    to  12/31/2013       11.014898        14.783140      285,261.3124
  01/01/2014    to  12/31/2014       14.783140        16.382421      238,563.9669
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.870928        14.872688            0.0000
  01/01/2006    to  12/31/2006       14.872688        16.987067            0.0000
  01/01/2007    to  12/31/2007       16.987067        18.371448            0.0000
  01/01/2008    to  12/31/2008       18.371448        10.065335            0.0000
  01/01/2009    to  12/31/2009       10.065335        12.055383            0.0000
  01/01/2010    to  12/31/2010       12.055383        12.659148            0.0000
  01/01/2011    to  12/31/2011       12.659148         9.935414            0.0000
  01/01/2012    to  12/31/2012        9.935414        11.652908            0.0000
  01/01/2013    to  12/31/2013       11.652908        13.184184       53,487.1039
  01/01/2014    to  12/31/2014       13.184184        12.522304       44,203.2866
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       41.624957        41.786131         858.5974
  01/01/2006    to  12/31/2006       41.786131        42.761992       1,863.3280
  01/01/2007    to  12/31/2007       42.761992        44.546603       1,726.2236
  01/01/2008    to  12/31/2008       44.546603        42.167509       1,488.3367
  01/01/2009    to  12/31/2009       42.167509        45.241342       1,220.8600
  01/01/2010    to  12/31/2010       45.241342        48.043857       1,749.8790
  01/01/2011    to  12/31/2011       48.043857        50.189017       2,417.4757
  01/01/2012    to  12/31/2012       50.189017        52.904741       2,280.3961
  01/01/2013    to  12/31/2013       52.904741        51.463065       2,187.2565
  01/01/2014    to  12/31/2014       51.463065        54.014090       1,676.3925
============   ==== ==========       =========        =========       ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.588388        10.805375           0.0000
  01/01/2010    to  12/31/2010       10.805375        12.722543         603.7132
  01/01/2011    to  12/31/2011       12.722543        11.383792         603.7132
  01/01/2012    to  12/31/2012       11.383792        12.792938         603.7132
  01/01/2013    to  12/31/2013       12.792938        16.872808         603.7132
  01/01/2014    to  12/31/2014       16.872808        18.055361         603.7132
============   ==== ==========       =========        =========       ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.397924        14.200964           0.0000
  01/01/2007    to  12/31/2007       14.200964        15.616502           0.0000
  01/01/2008    to  12/31/2008       15.616502         8.801294           0.0000
  01/01/2009    to  05/01/2009        8.801294         8.361042           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       14.698065        15.325550           0.0000
  01/01/2008    to  12/31/2008       15.325550         8.625833           0.0000
  01/01/2009    to  05/01/2009        8.625833         8.189738           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  01/01/2005    to  12/31/2005       20.164452        21.515502           0.0000
  01/01/2006    to  12/31/2006       21.515502        22.424094           0.0000
  01/01/2007    to  04/27/2007       22.424094        23.888599           0.0000
============   ==== ==========       =========        =========       ==========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519        458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024        687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046      1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004      2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908      1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080        984,184.5748
  01/01/2011    to  12/31/2011       10.299080        10.120891        954,968.6629
  01/01/2012    to  12/31/2012       10.120891         9.944355        789,474.8498
  01/01/2013    to  12/31/2013        9.944355         9.771836        894,623.3298
  01/01/2014    to  12/31/2014        9.771836         9.602309        644,095.2523
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.891100         9.892743              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.418212        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634        341,698.1771
  01/01/2012    to  12/31/2012       11.806634        13.405541        573,878.2571
  01/01/2013    to  12/31/2013       13.405541        18.011796        497,065.2384
  01/01/2014    to  12/31/2014       18.011796        19.246841        430,129.4489
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.307522         8.548668        994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556        971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174        883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685        799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002        718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111        634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327        548,945.5013
  01/01/2012    to  04/27/2012        7.933327         8.914802              0.0000
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.630663         9.879639          10,210.4079
  01/01/2006    to  12/31/2006        9.879639        10.652369          19,584.6011
  01/01/2007    to  12/31/2007       10.652369        10.918194          11,804.0478
  01/01/2008    to  12/31/2008       10.918194         6.296359           7,008.7941
  01/01/2009    to  12/31/2009        6.296359         8.023219           8,108.2500
  01/01/2010    to  12/31/2010        8.023219        10.355607           7,883.1323
  01/01/2011    to  12/31/2011       10.355607        10.455680           7,227.8272
  01/01/2012    to  12/31/2012       10.455680        11.392560           7,978.3797
  01/01/2013    to  12/31/2013       11.392560        16.611155           7,351.2877
  01/01/2014    to  12/31/2014       16.611155        16.475519           7,049.5143
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.513985        13.749101          27,036.8575
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.099853        14.460114       5,671,288.9305
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.578733        11.075921         918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954       1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380       2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598       3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251       3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850       3,134,392.9778
  01/01/2012    to  12/31/2012       11.830850        12.892990       2,599,081.9165
  01/01/2013    to  12/31/2013       12.892990        13.819648       2,078,044.7723
  01/01/2014    to  04/25/2014       13.819648        13.917987               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.987604        11.518490       3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101       4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395       5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338       5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574       5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042       5,174,824.2332
  01/01/2012    to  12/31/2012       11.673042        12.891083       5,005,159.5240
  01/01/2013    to  12/31/2013       12.891083        14.469509       4,578,043.0577
  01/01/2014    to  04/25/2014       14.469509        14.517559               0.0000
============   ==== ==========       =========        =========       ==============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.499935        14.983098        7,356,198.7900
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.195435                0.0000
   01/01/2007                             to  12/31/2007       10.195435        10.660840           42,862.0745
   01/01/2008                             to  11/07/2008       10.660840         7.315949                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        8.349428         8.294780       12,007,765.4631
   01/01/2009                             to  12/31/2009        8.294780        10.460525       11,096,666.4800
   01/01/2010                             to  12/31/2010       10.460525        11.675611       10,244,528.3509
   01/01/2011                             to  12/31/2011       11.675611        11.278110        9,314,825.5411
   01/01/2012                             to  12/31/2012       11.278110        12.625255        8,806,011.0562
   01/01/2013                             to  12/31/2013       12.625255        14.815420        7,934,744.4925
   01/01/2014                             to  04/25/2014       14.815420        14.819885                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.473789        15.042373        8,364,902.4338
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.231708           78,249.2082
   01/01/2007                             to  12/31/2007       10.231708        10.851897          153,831.2474
   01/01/2008                             to  11/07/2008       10.851897         6.906755                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        8.056970         7.969996       12,276,103.0249
   01/01/2009                             to  12/31/2009        7.969996        10.188952       11,051,940.8700
   01/01/2010                             to  12/31/2010       10.188952        11.563163       10,591,086.7099
   01/01/2011                             to  12/31/2011       11.563163        10.922825        9,605,719.2984
   01/01/2012                             to  12/31/2012       10.922825        12.419539        9,249,643.1260
   01/01/2013                             to  12/31/2013       12.419539        15.366779        8,823,513.3710
   01/01/2014                             to  04/25/2014       15.366779        15.287812                0.0000
=============                            ==== ==========       =========        =========       ===============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.818137        11.591091        396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340        392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831        377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698        293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933        296,264.1000
  01/01/2010    to  12/31/2010       10.322933        11.613853        282,084.1790
  01/01/2011    to  12/31/2011       11.613853        11.599419        238,876.2858
  01/01/2012    to  12/31/2012       11.599419        13.155623        252,965.0713
  01/01/2013    to  12/31/2013       13.155623        17.025313        236,418.9244
  01/01/2014    to  12/31/2014       17.025313        18.921391        190,682.8736
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       17.842943        18.219848          2,078.4602
  01/01/2006    to  12/31/2006       18.219848        20.848602            958.7108
  01/01/2007    to  12/31/2007       20.848602        19.728713            485.3890
  01/01/2008    to  12/31/2008       19.728713        11.911167            295.3913
  01/01/2009    to  12/31/2009       11.911167        13.206687            355.3700
  01/01/2010    to  12/31/2010       13.206687        15.747378            284.6130
  01/01/2011    to  12/31/2011       15.747378        16.326901            258.6594
  01/01/2012    to  12/31/2012       16.326901        17.606857              0.0000
  01/01/2013    to  12/31/2013       17.606857        23.908788         53,467.7487
  01/01/2014    to  12/31/2014       23.908788        23.423399         43,657.1548
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.252550        15.376713             40.9022
  01/01/2006    to  12/31/2006       15.376713        17.319799          2,108.5351
  01/01/2007    to  04/27/2007       17.319799        18.807638              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.430482        15.428895        144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781        129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466        118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218        102,264.7989
  01/01/2011    to  12/31/2011       15.176218        14.126604         97,665.7380
  01/01/2012    to  12/31/2012       14.126604        14.613933         75,288.0230
  01/01/2013    to  04/26/2013       14.613933        15.827907              0.0000
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.843058        12.374594       15,562.6811
  01/01/2006    to  12/31/2006       12.374594        13.727037       44,402.7810
  01/01/2007    to  12/31/2007       13.727037        14.728300       21,926.1400
  01/01/2008    to  12/31/2008       14.728300         8.393653       14,894.8659
  01/01/2009    to  12/31/2009        8.393653        11.797774       15,049.3600
  01/01/2010    to  12/31/2010       11.797774        13.534357       13,702.4974
  01/01/2011    to  12/31/2011       13.534357        13.122459       13,403.4495
  01/01/2012    to  12/31/2012       13.122459        15.301528       13,259.9710
  01/01/2013    to  12/31/2013       15.301528        20.865466       87,034.6666
  01/01/2014    to  12/31/2014       20.865466        22.313121       75,221.8665
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2005    to  12/31/2005       49.003651        50.805801        7,591.4427
  01/01/2006    to  04/30/2006       50.805801        53.018881       10,270.5856
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.842867        13.973068            0.0000
  01/01/2006    to  12/31/2006       13.973068        14.229504            0.0000
  01/01/2007    to  12/31/2007       14.229504        15.314151        1,245.1952
  01/01/2008    to  12/31/2008       15.314151         9.582578            0.0000
  01/01/2009    to  12/31/2009        9.582578        13.054350            0.0000
  01/01/2010    to  12/31/2010       13.054350        17.274621            0.0000
  01/01/2011    to  12/31/2011       17.274621        17.221202            0.0000
  01/01/2012    to  12/31/2012       17.221202        19.612887        1,852.1629
  01/01/2013    to  12/31/2013       19.612887        27.785894        1,852.1629
  01/01/2014    to  12/31/2014       27.785894        29.118595        1,852.1629
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       19.087598        19.237881            0.0000
  01/01/2006    to  12/31/2006       19.237881        19.817257            0.0000
  01/01/2007    to  12/31/2007       19.817257        20.192852            0.0000
  01/01/2008    to  12/31/2008       20.192852        16.821073            0.0000
  01/01/2009    to  12/31/2009       16.821073        21.801095          440.4100
  01/01/2010    to  12/31/2010       21.801095        24.091298          354.8360
  01/01/2011    to  12/31/2011       24.091298        25.055886          354.1677
  01/01/2012    to  12/31/2012       25.055886        27.399350          353.5043
  01/01/2013    to  12/31/2013       27.399350        27.146656          352.8746
  01/01/2014    to  12/31/2014       27.146656        28.086636          352.3096
============   ==== ==========       =========        =========       ===========

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.845032        12.819984        1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047        1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310        1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857        1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812        1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598          891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509          801,517.5740
  01/01/2012    to  12/31/2012       11.791509        13.057507          645,466.4688
  01/01/2013    to  12/31/2013       13.057507        17.133113          580,374.7381
  01/01/2014    to  12/31/2014       17.133113        18.594661          470,387.1638
============   ==== ==========       =========        =========        ==============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.564699        12.856712              622.4767
  01/01/2006    to  12/31/2006       12.856712        13.784686            3,596.1214
  01/01/2007    to  12/31/2007       13.784686        14.019530            2,101.7424
  01/01/2008    to  12/31/2008       14.019530        10.536911            1,880.2065
  01/01/2009    to  12/31/2009       10.536911        14.523293            2,232.7600
  01/01/2010    to  12/31/2010       14.523293        16.335736            1,358.2622
  01/01/2011    to  12/31/2011       16.335736        16.589131            1,368.7972
  01/01/2012    to  12/31/2012       16.589131        18.630454            1,348.6412
  01/01/2013    to  12/31/2013       18.630454        19.357091            1,358.7161
  01/01/2014    to  12/31/2014       19.357091        19.656567            1,421.0111
============   ==== ==========       =========        =========        ==============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       11.921395        11.833866            2,523.5005
  01/01/2006    to  12/31/2006       11.833866        12.091706            2,523.5005
  01/01/2007    to  12/31/2007       12.091706        12.756898            2,523.5005
  01/01/2008    to  12/31/2008       12.756898        12.482633            2,523.5005
  01/01/2009    to  12/31/2009       12.482633        13.900037            2,837.4500
  01/01/2010    to  12/31/2010       13.900037        14.381309            2,619.8829
  01/01/2011    to  12/31/2011       14.381309        14.289095            2,619.5300
  01/01/2012    to  12/31/2012       14.289095        14.861544            3,796.7051
  01/01/2013    to  12/31/2013       14.861544        14.583970            3,796.3687
  01/01/2014    to  12/31/2014       14.583970        14.452972            3,796.0633
============   ==== ==========       =========        =========        ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.744690        12.961081           0.0000
  01/01/2006    to  12/31/2006       12.961081        14.634540           0.0000
  01/01/2007    to  12/31/2007       14.634540        15.365318       1,044.4922
  01/01/2008    to  12/31/2008       15.365318         8.661590           0.0000
  01/01/2009    to  07/17/2009        8.661590         8.599528           0.0000
============   ==== ==========       =========        =========       ==========
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       13.181600        14.917767           0.0000
  01/01/2011    to  12/31/2011       14.917767        13.914326           0.0000
  01/01/2012    to  12/31/2012       13.914326        15.963114           0.0000
  01/01/2013    to  12/31/2013       15.963114        21.402391           0.0000
  01/01/2014    to  12/31/2014       21.402391        23.868137           0.0000
============   ==== ==========       =========        =========       ==========
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       13.633986        15.025898           0.0000
  01/01/2006    to  12/31/2006       15.025898        15.570921           0.0000
  01/01/2007    to  12/31/2007       15.570921        15.882139           0.0000
  01/01/2008    to  12/31/2008       15.882139         8.497848           0.0000
  01/01/2009    to  12/31/2009        8.497848        11.586019           0.0000
  01/01/2010    to  09/24/2010       11.586019        13.226735           0.0000
============   ==== ==========       =========        =========       ==========

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.178466        14.106414       28,552.8247
  01/01/2006    to  12/31/2006       14.106414        17.767455       26,254.5036
  01/01/2007    to  12/31/2007       17.767455        20.011300       17,782.0321
  01/01/2008    to  12/31/2008       20.011300        11.720386       12,808.5813
  01/01/2009    to  12/31/2009       11.720386        15.568221       11,361.9700
  01/01/2010    to  12/31/2010       15.568221        17.257600        6,931.0409
  01/01/2011    to  12/31/2011       17.257600        15.807563        6,295.3833
  01/01/2012    to  12/31/2012       15.807563        17.935463        5,741.4633
  01/01/2013    to  12/31/2013       17.935463        20.964937        4,360.6939
  01/01/2014    to  12/31/2014       20.964937        20.659138        4,295.9851
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       12.082586        13.968589       19,705.2451
  01/01/2006    to  12/31/2006       13.968589        17.545449        7,089.8248
  01/01/2007    to  12/31/2007       17.545449        19.714252        8,782.6948
  01/01/2008    to  12/31/2008       19.714252        11.514275        2,795.4215
  01/01/2009    to  12/31/2009       11.514275        15.257072        3,507.6900
  01/01/2010    to  12/31/2010       15.257072        16.874461        5,958.5805
  01/01/2011    to  12/31/2011       16.874461        15.415068        4,401.4023
  01/01/2012    to  12/31/2012       15.415068        17.448091        4,153.8172
  01/01/2013    to  12/31/2013       17.448091        20.344534        1,625.5021
  01/01/2014    to  12/31/2014       20.344534        19.999517        1,614.6119
============   ==== ==========       =========        =========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2005    to  12/31/2005       12.614180        13.079966       95,175.2572
  01/01/2006    to  12/31/2006       13.079966        15.407653       75,716.0116
  01/01/2007    to  12/31/2007       15.407653        15.323839       54,998.1029
  01/01/2008    to  12/31/2008       15.323839         8.606224       40,913.3101
  01/01/2009    to  12/31/2009        8.606224        10.978662       43,905.1300
  01/01/2010    to  12/31/2010       10.978662        12.391475       28,776.1175
  01/01/2011    to  12/31/2011       12.391475        12.250561       31,785.5840
  01/01/2012    to  12/31/2012       12.250561        14.082833       26,454.0811
  01/01/2013    to  12/31/2013       14.082833        17.680725       26,695.9091
  01/01/2014    to  12/31/2014       17.680725        18.837817       25,936.4280
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       10.750454        11.632986        277,553.6036
  01/01/2006    to  12/31/2006       11.632986        13.876424        176,821.3254
  01/01/2007    to  12/31/2007       13.876424        15.734037        116,483.2021
  01/01/2008    to  12/31/2008       15.734037         9.212835        100,088.1869
  01/01/2009    to  12/31/2009        9.212835        12.400287         90,000.6700
  01/01/2010    to  12/31/2010       12.400287        13.203110         82,070.5314
  01/01/2011    to  12/31/2011       13.203110        11.588810         69,009.1728
  01/01/2012    to  12/31/2012       11.588810        13.456152         69,092.6107
  01/01/2013    to  12/31/2013       13.456152        16.252062         61,196.2545
  01/01/2014    to  12/31/2014       16.252062        14.185172         60,774.8863
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446          5,189.9526
  01/01/2013    to  12/31/2013       10.497446        11.459381         29,163.0295
  01/01/2014    to  12/31/2014       11.459381        12.081996         58,095.9200
============   ==== ==========       =========        =========      ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996796         1.037539              0.0000
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.030108         6.992356      1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638      3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098      3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479      3,720,487.5387
  01/01/2012    to  12/31/2012        9.405479        10.486500      3,636,994.6124
  01/01/2013    to  12/31/2013       10.486500        12.208182      3,440,159.9043
  01/01/2014    to  12/31/2014       12.208182        12.715716      3,237,064.4371
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.435949         6.342282      1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533      2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378      2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073      2,613,840.2336
  01/01/2012    to  12/31/2012        8.708073         9.933828      2,387,465.9683
  01/01/2013    to  12/31/2013        9.933828        12.206386      2,213,019.1547
  01/01/2014    to  12/31/2014       12.206386        12.754435      2,176,189.9736
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.634170         7.664231        681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692      1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861      1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207      1,178,660.4354
  01/01/2012    to  12/31/2012        9.867207        10.740633      1,153,882.2955
  01/01/2013    to  12/31/2013       10.740633        11.975342      1,086,841.1016
  01/01/2014    to  12/31/2014       11.975342        12.478537      1,051,979.2246
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334         62,539.1831
  01/01/2013    to  12/31/2013       11.482334        10.895034        134,695.0142
  01/01/2014    to  12/31/2014       10.895034        11.128446        145,068.0627
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279         25,787.9890
  01/01/2013    to  12/31/2013       10.228279        11.081407        106,154.1305
  01/01/2014    to  12/31/2014       11.081407        11.527592        149,704.3644
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.436748        14.241861        441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665        320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120        249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824        233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868        226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119        203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948        181,275.4715
  01/01/2012    to  12/31/2012       12.876948        15.932812        173,902.1391
  01/01/2013    to  12/31/2013       15.932812        16.203410        168,721.1437
  01/01/2014    to  12/31/2014       16.203410        18.025806        149,686.7665
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       18.528381        17.747247              0.0000
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.070062         7.887068        1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069        1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002        1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046          889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843          818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437          729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833          835,271.7525
  01/01/2012    to  12/31/2012        7.367833         8.574900          766,531.6980
  01/01/2013    to  12/31/2013        8.574900        12.262580          676,170.6117
  01/01/2014    to  12/31/2014       12.262580        14.319275          596,554.9374
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC.
- MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.770073        11.308589          335,028.4967
  01/01/2006    to  04/30/2006       11.308589        11.803783          331,487.3950
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.396280        11.116150          367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927          243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276          255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956          280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272          272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274                0.0000
============   ==== ==========       =========        =========        ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010647         1.045112        2,063,757.0497
  01/01/2013    to  12/31/2013        1.045112         1.045571        1,893,930.5170
  01/01/2014    to  12/31/2014        1.045571         1.084229        1,601,080.0032
============   ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819           73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290          147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215          160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860          135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076          210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751          222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920          203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525          190,693.4822
  01/01/2013    to  12/31/2013       11.328525        15.064004          203,976.4960
  01/01/2014    to  12/31/2014       15.064004        16.173046          178,040.3917
============   ==== ==========       =========        =========        ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       23.173605        24.645723       58,469.8719
  01/01/2006    to  12/31/2006       24.645723        27.231533       46,338.7516
  01/01/2007    to  12/31/2007       27.231533        26.983126       36,801.0511
  01/01/2008    to  12/31/2008       26.983126        16.255612       33,204.2585
  01/01/2009    to  12/31/2009       16.255612        20.254023       29,050.7800
  01/01/2010    to  12/31/2010       20.254023        25.034194       25,469.9760
  01/01/2011    to  12/31/2011       25.034194        23.737464       22,996.7732
  01/01/2012    to  12/31/2012       23.737464        26.807498       21,317.5023
  01/01/2013    to  12/31/2013       26.807498        34.393158       19,471.2072
  01/01/2014    to  12/31/2014       34.393158        37.143332       17,001.1956
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.366842        24.798069      326,477.3988
  01/01/2006    to  12/31/2006       24.798069        26.691009      252,440.4570
  01/01/2007    to  12/31/2007       26.691009        26.993344      204,311.9135
  01/01/2008    to  12/31/2008       26.993344        16.230660      189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985      255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818      234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724      155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199      145,101.9986
  01/01/2013    to  12/31/2013       26.496199        33.910186      177,908.4943
  01/01/2014    to  12/31/2014       33.910186        36.516974      169,571.5388
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.263622        12.782480      817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678      626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262      585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582      507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259      466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193      398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553      376,693.7405
  01/01/2012    to  12/31/2012       14.891553        17.290758      262,322.7907
  01/01/2013    to  12/31/2013       17.290758        23.805318      319,630.3724
  01/01/2014    to  12/31/2014       23.805318        25.230252      219,059.4686
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  04/30/2005        7.341529         6.296271            0.0000
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153          60,756.8599
  01/01/2013    to  12/31/2013        1.047153         1.141470         214,830.1202
  01/01/2014    to  12/31/2014        1.141470         1.199313         856,267.8665
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       16.740068        16.739654           9,923.2631
  01/01/2006    to  12/31/2006       16.739654        17.979973           8,443.2032
  01/01/2007    to  12/31/2007       17.979973        18.866890           5,644.1237
  01/01/2008    to  12/31/2008       18.866890        15.120018           4,684.3309
  01/01/2009    to  12/31/2009       15.120018        20.363337           2,604.0200
  01/01/2010    to  12/31/2010       20.363337        22.635640           2,265.2094
  01/01/2011    to  12/31/2011       22.635640        23.305744           1,205.0008
  01/01/2012    to  12/31/2012       23.305744        25.907494             988.5328
  01/01/2013    to  12/31/2013       25.907494        27.523853           1,077.6955
  01/01/2014    to  12/31/2014       27.523853        28.417062           1,104.7136
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192         465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254         405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361         378,187.8879
  01/01/2013    to  12/31/2013       25.654361        27.207186         345,391.5204
  01/01/2014    to  12/31/2014       27.207186        28.012247         323,726.4175
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  01/01/2005    to  04/30/2005       12.212649        11.729565               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2005    to  04/30/2005       11.810963        11.420069               0.0000
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597          41,153.0489
  01/01/2012    to  12/31/2012        9.740597         9.986641          57,949.6640
  01/01/2013    to  12/31/2013        9.986641         9.922338          69,384.5257
  01/01/2014    to  12/31/2014        9.922338         9.848415          51,876.2920
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        7.698167         7.594535        2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153        1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306        1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473        1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329        1,276,477.5885
  01/01/2013    to  12/31/2013       12.012329        15.279383        1,244,756.5605
  01/01/2014    to  12/31/2014       15.279383        15.770441        1,113,539.5382
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.308659        1,239,595.4628
  01/01/2007    to  12/31/2007       10.308659        11.013769        1,420,878.2105
  01/01/2008    to  11/07/2008       11.013769         6.656614                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119            3,960.2735
  01/01/2013    to  12/31/2013       10.395119        11.675982          411,154.7260
  01/01/2014    to  12/31/2014       11.675982        12.574137          478,506.7046
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774           31,337.6918
  01/01/2014    to  12/31/2014        1.123774         1.205943          135,426.8925
============   ==== ==========       =========        =========        ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2005    to  12/31/2005       14.993458        17.738948            6,346.7858
  01/01/2006    to  12/31/2006       17.738948        19.755188            3,922.1882
  01/01/2007    to  12/31/2007       19.755188        18.858801            2,073.3883
  01/01/2008    to  12/31/2008       18.858801        13.022393            1,613.2378
  01/01/2009    to  12/31/2009       13.022393        16.219943            1,254.9500
  01/01/2010    to  12/31/2010       16.219943        19.140287                0.0000
  01/01/2011    to  12/31/2011       19.140287        17.164407                0.0000
  01/01/2012    to  12/31/2012       17.164407        19.937426                0.0000
  01/01/2013    to  12/31/2013       19.937426        26.007332                0.0000
  01/01/2014    to  12/31/2014       26.007332        26.045187                0.0000
============   ==== ==========       =========        =========        ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       14.169346        16.071495        750,702.2762
   01/01/2006                             to  12/31/2006       16.071495        17.858290        704,913.6963
   01/01/2007                             to  12/31/2007       17.858290        17.008110        491,512.3578
   01/01/2008                             to  12/31/2008       17.008110        11.722197        501,050.8223
   01/01/2009                             to  12/31/2009       11.722197        14.558366        376,337.5900
   01/01/2010                             to  12/31/2010       14.558366        17.143934        424,169.6817
   01/01/2011                             to  12/31/2011       17.143934        15.325747        368,891.8414
   01/01/2012                             to  12/31/2012       15.325747        17.758225        248,306.0224
   01/01/2013                             to  12/31/2013       17.758225        23.100870        300,564.8186
   01/01/2014                             to  12/31/2014       23.100870        23.077950        271,303.7736
=============                            ==== ==========       =========        =========        ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT SVS DREMAN SMALL
 CAP VALUE SUB-ACCOUNT (SERIES II))
   01/01/2005                             to  04/30/2005       15.860004        14.877073              0.0000
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.385773         6.123445        217,663.3260
   01/01/2009                             to  12/31/2009        6.123445        10.160875        298,255.9400
   01/01/2010                             to  12/31/2010       10.160875        12.340627        251,991.7111
   01/01/2011                             to  12/31/2011       12.340627         9.853738        251,780.4865
   01/01/2012                             to  12/31/2012        9.853738        11.505677        395,265.7499
   01/01/2013                             to  12/31/2013       11.505677        10.737520        275,804.4530
   01/01/2014                             to  12/31/2014       10.737520         9.858227        268,805.2783
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
   01/01/2005                             to  12/31/2005       12.557490        15.717185        245,427.9309
   01/01/2006                             to  12/31/2006       15.717185        19.773932        147,239.8530
   01/01/2007                             to  12/31/2007       19.773932        25.009344        102,861.1378
   01/01/2008                             to  04/25/2008       25.009344        22.737088              0.0000
=============                            ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       11.093455        12.723493             580.2941
  01/01/2006    to  12/31/2006       12.723493        15.860338             504.6129
  01/01/2007    to  12/31/2007       15.860338        17.694914             453.4129
  01/01/2008    to  12/31/2008       17.694914        10.034710             522.7916
  01/01/2009    to  12/31/2009       10.034710        13.002739             471.8400
  01/01/2010    to  12/31/2010       13.002739        14.259296             529.2102
  01/01/2011    to  12/31/2011       14.259296        12.543446             566.9474
  01/01/2012    to  12/31/2012       12.543446        14.409333             580.5609
  01/01/2013    to  12/31/2013       14.409333        16.923221             637.9745
  01/01/2014    to  12/31/2014       16.923221        15.501718             719.0682
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
  01/01/2012    to  12/31/2012       12.274831        14.075937         557,370.7408
  01/01/2013    to  12/31/2013       14.075937        16.489817         399,200.6228
  01/01/2014    to  12/31/2014       16.489817        15.070088         365,759.8138
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  01/01/2005    to  04/30/2005       15.019852        14.568909               0.0000
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.608357         9.869788         108,544.5194
  01/01/2006    to  12/31/2006        9.869788        10.505630         103,433.6886
  01/01/2007    to  12/31/2007       10.505630        12.739847          98,665.4468
  01/01/2008    to  12/31/2008       12.739847         6.662170          93,515.7637
  01/01/2009    to  12/31/2009        6.662170        10.290859          85,049.8000
  01/01/2010    to  12/31/2010       10.290859        13.350550          74,115.1862
  01/01/2011    to  12/31/2011       13.350550        12.205173          63,069.4841
  01/01/2012    to  12/31/2012       12.205173        13.098874          62,685.7496
  01/01/2013    to  12/31/2013       13.098874        17.885829          62,860.3621
  01/01/2014    to  12/31/2014       17.885829        17.744888          59,624.6029
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999754         1.032732               0.0000
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.908891        11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020        1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672        1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043        1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182        1,321,654.2392
  01/01/2012    to  12/31/2012       15.962182        17.129299        1,204,297.3140
  01/01/2013    to  12/31/2013       17.129299        16.501480        1,104,260.1509
  01/01/2014    to  12/31/2014       16.501480        16.886492          989,574.6569
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  01/01/2005    to  12/31/2005       13.044403        13.126659          198,854.6016
  01/01/2006    to  12/31/2006       13.126659        13.389721          142,537.6271
  01/01/2007    to  12/31/2007       13.389721        14.301278          109,016.5766
  01/01/2008    to  12/31/2008       14.301278        14.718941           81,312.0332
  01/01/2009    to  05/01/2009       14.718941        15.197777                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194           67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973           62,413.3547
  01/01/2011    to  12/31/2011       17.548973        16.396759           55,261.9462
  01/01/2012    to  12/31/2012       16.396759        17.773798           51,422.9335
  01/01/2013    to  12/31/2013       17.773798        23.167563           51,819.0742
  01/01/2014    to  12/31/2014       23.167563        25.241683           49,647.7236
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
  01/01/2005    to  12/31/2005       10.430031        10.964002          174,417.5238
  01/01/2006    to  12/31/2006       10.964002        12.135801          116,574.5115
  01/01/2007    to  04/27/2007       12.135801        12.821151                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.266366        11.674945          130,091.6037
  01/01/2006    to  12/31/2006       11.674945        12.594941          133,851.2532
  01/01/2007    to  12/31/2007       12.594941        12.329097          213,548.9644
  01/01/2008    to  12/31/2008       12.329097         7.215915          206,888.9397
  01/01/2009    to  05/01/2009        7.215915         7.125379                0.0000
============   ==== ==========       =========        =========        ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912       40,902.4915
  01/01/2013    to  12/31/2013       10.865912        10.189740       39,474.2888
  01/01/2014    to  12/31/2014       10.189740        10.764236       17,646.5389
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214980        10.723087      123,980.0761
  01/01/2014    to  12/31/2014       10.723087        11.441855      181,280.1454
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216      489,598.0398
  01/01/2013    to  12/31/2013        1.065216         1.151996      930,018.6103
  01/01/2014    to  12/31/2014        1.151996         1.219011      977,785.6248
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.119934            0.0000
  01/01/2006    to  12/31/2006       10.119934        11.105461        9,772.1730
  01/01/2007    to  12/31/2007       11.105461        11.495118       95,243.1354
  01/01/2008    to  12/31/2008       11.495118         8.460286       87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335      310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728      415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300      517,220.4676
  01/01/2012    to  12/31/2012       11.355300        12.584198      425,526.0812
  01/01/2013    to  12/31/2013       12.584198        13.958021      425,456.7987
  01/01/2014    to  12/31/2014       13.958021        14.505773      368,391.9583
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.158070            0.0000
  01/01/2006    to  12/31/2006       10.158070        11.359002       33,120.0469
  01/01/2007    to  12/31/2007       11.359002        11.782087       45,992.5393
  01/01/2008    to  12/31/2008       11.782087         7.756380       57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791      188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635      240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738      286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538      294,720.9772
  01/01/2013    to  12/31/2013       11.974538        13.886441      307,667.6569
  01/01/2014    to  12/31/2014       13.886441        14.372340      309,739.1988
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       45.351346        46.182080        135,425.3018
  01/01/2006    to  12/31/2006       46.182080        53.537677        111,644.0358
  01/01/2007    to  12/31/2007       53.537677        54.687755         83,716.1735
  01/01/2008    to  12/31/2008       54.687755        34.270046         71,962.2722
  01/01/2009    to  12/31/2009       34.270046        39.943971         65,681.7300
  01/01/2010    to  12/31/2010       39.943971        46.029633         61,003.9945
  01/01/2011    to  12/31/2011       46.029633        43.506636         57,106.0096
  01/01/2012    to  12/31/2012       43.506636        50.533753         51,015.5267
  01/01/2013    to  12/31/2013       50.533753        66.552437         41,204.0648
  01/01/2014    to  12/31/2014       66.552437        74.232519         36,345.3044
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.138957        47.870784        706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470        634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292        488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100        423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004        400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906        366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719        335,102.1328
  01/01/2012    to  12/31/2012       44.445719        51.496264        329,415.0186
  01/01/2013    to  12/31/2013       51.496264        67.660932        263,824.3044
  01/01/2014    to  12/31/2014       67.660932        75.279414        266,658.1850
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.155928        12.563934          9,217.3195
  01/01/2006    to  12/31/2006       12.563934        14.303923          7,866.1786
  01/01/2007    to  12/31/2007       14.303923        13.199018          5,148.5976
  01/01/2008    to  12/31/2008       13.199018         7.946382          5,400.6317
  01/01/2009    to  12/31/2009        7.946382        10.131337          4,529.7600
  01/01/2010    to  04/30/2010       10.131337        10.809962              0.0000
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005        7.081356         7.989630        253,568.4037
  01/01/2006    to  12/31/2006        7.989630         8.362537        208,475.0506
  01/01/2007    to  12/31/2007        8.362537         9.678877        152,895.3103
  01/01/2008    to  12/31/2008        9.678877         5.738892        128,077.9923
  01/01/2009    to  12/31/2009        5.738892         8.220821        106,062.7200
  01/01/2010    to  12/31/2010        8.220821        10.341026         91,380.1797
  01/01/2011    to  12/31/2011       10.341026        10.014929         79,731.2050
  01/01/2012    to  12/31/2012       10.014929        11.205366         74,355.1959
  01/01/2013    to  12/31/2013       11.205366        15.073310         61,743.4953
  01/01/2014    to  12/31/2014       15.073310        16.735115         54,035.8310
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.008410         7.890626      1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961        894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627        924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666        627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369        780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183        716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655        607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334        572,135.0898
  01/01/2013    to  12/31/2013       10.869334        14.580492        528,126.6336
  01/01/2014    to  12/31/2014       14.580492        16.149772        353,334.2371
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.587130        16.847404         66,110.0315
  01/01/2006    to  12/31/2006       16.847404        19.232927         43,611.1346
  01/01/2007    to  12/31/2007       19.232927        20.789882         21,147.5437
  01/01/2008    to  12/31/2008       20.789882        11.384621         23,802.7985
  01/01/2009    to  12/31/2009       11.384621        13.628692         23,082.5700
  01/01/2010    to  12/31/2010       13.628692        14.304106         18,418.9868
  01/01/2011    to  12/31/2011       14.304106        11.220835         15,113.9477
  01/01/2012    to  12/31/2012       11.220835        13.153924         15,265.5663
  01/01/2013    to  12/31/2013       13.153924        14.875007         70,935.5639
  01/01/2014    to  12/31/2014       14.875007        14.121177         70,552.8620
============   ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       41.182681        41.321531       22,826.5561
  01/01/2006    to  12/31/2006       41.321531        42.265461       18,760.9537
  01/01/2007    to  12/31/2007       42.265461        44.007225       11,185.1738
  01/01/2008    to  12/31/2008       44.007225        41.636053        9,194.3193
  01/01/2009    to  12/31/2009       41.636053        44.648821        6,998.5000
  01/01/2010    to  12/31/2010       44.648821        47.390936        7,064.7905
  01/01/2011    to  12/31/2011       47.390936        49.482268        6,027.4945
  01/01/2012    to  12/31/2012       49.482268        52.133539        5,380.5383
  01/01/2013    to  12/31/2013       52.133539        50.687522        4,691.3680
  01/01/2014    to  12/31/2014       50.687522        53.173512        4,455.1144
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.530251        10.728696       28,648.6800
  01/01/2010    to  12/31/2010       10.728696        12.625951       25,506.8341
  01/01/2011    to  12/31/2011       12.625951        11.291725       25,042.0740
  01/01/2012    to  12/31/2012       11.291725        12.683100       23,714.7021
  01/01/2013    to  12/31/2013       12.683100        16.719582       22,713.1306
  01/01/2014    to  12/31/2014       16.719582        17.882451       20,599.7929
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.322039        14.121432          456.9937
  01/01/2007    to  12/31/2007       14.121432        15.521237       40,492.2846
  01/01/2008    to  12/31/2008       15.521237         8.743205       29,937.6525
  01/01/2009    to  05/01/2009        8.743205         8.304478            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       14.613309        15.232061        2,243.4975
  01/01/2008    to  12/31/2008       15.232061         8.568904        2,287.4982
  01/01/2009    to  05/01/2009        8.568904         8.134333            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  01/01/2005    to  12/31/2005       10.963802        11.692564        3,144.4153
  01/01/2006    to  12/31/2006       11.692564        12.180260        2,848.0241
  01/01/2007    to  04/27/2007       12.180260        12.973632            0.0000
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390        447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173        864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815        856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575      1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072      1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286        945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289      1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061      1,144,877.0364
  01/01/2013    to  12/31/2013        9.813061         9.637997        734,027.6940
  01/01/2014    to  12/31/2014        9.637997         9.466058        676,585.0545
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.799660         9.799690          2,245.9017
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.367887        11.562016        829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913        734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327        586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920        527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438        487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387        441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536        391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480        770,040.2188
  01/01/2013    to  12/31/2013       13.287480        17.844249        688,823.4226
  01/01/2014    to  12/31/2014       17.844249        19.058273        687,221.2642
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.230659         8.465353      1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983      1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168      1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099        993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685        905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054        803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451        686,579.4063
  01/01/2012    to  04/27/2012        7.832451         8.800013              0.0000
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.612991         9.856596          63,336.9307
  01/01/2006    to  12/31/2006        9.856596        10.622222          65,390.6136
  01/01/2007    to  12/31/2007       10.622222        10.881820          41,756.2479
  01/01/2008    to  12/31/2008       10.881820         6.272226          38,451.0476
  01/01/2009    to  12/31/2009        6.272226         7.988471          36,107.3900
  01/01/2010    to  12/31/2010        7.988471        10.305612          31,147.3644
  01/01/2011    to  12/31/2011       10.305612        10.400009          23,857.7688
  01/01/2012    to  12/31/2012       10.400009        11.326206          21,264.5951
  01/01/2013    to  12/31/2013       11.326206        16.506159          19,732.4225
  01/01/2014    to  12/31/2014       16.506159        16.363193          19,033.3494
============   ==== ==========       =========        =========       ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2005    to  12/31/2005       11.034807        11.796229          58,473.1054
  01/01/2006    to  12/31/2006       11.796229        12.316286          51,628.2980
  01/01/2007    to  04/27/2007       12.316286        13.131532               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.453089        13.682515          13,981.2944
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.036313        14.390080       5,445,938.2373
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.570853        11.064002         614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762       1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693       1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616       2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861       3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574       3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462       2,862,196.1934
  01/01/2013    to  12/31/2013       12.840462        13.756466       2,091,940.1540
  01/01/2014    to  04/25/2014       13.756466        13.852173               0.0000
============   ==== ==========       =========        =========       ==============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.979421        11.506096        3,802,320.2469
   01/01/2007                             to  12/31/2007       11.506096        12.001131        4,928,840.2004
   01/01/2008                             to  12/31/2008       12.001131         8.672324        4,853,593.9947
   01/01/2009                             to  12/31/2009        8.672324        10.739578        5,717,505.2500
   01/01/2010                             to  12/31/2010       10.739578        11.855988        5,193,032.7145
   01/01/2011                             to  12/31/2011       11.855988        11.631326        4,847,688.4421
   01/01/2012                             to  12/31/2012       11.631326        12.838561        4,531,143.4256
   01/01/2013                             to  12/31/2013       12.838561        14.403353        3,999,718.6892
   01/01/2014                             to  04/25/2014       14.403353        14.448906                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.434587        14.910526       12,394,479.9853
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.194751          580,987.0175
   01/01/2007                             to  12/31/2007       10.194751        10.654766        1,286,017.5048
   01/01/2008                             to  11/07/2008       10.654766         7.308650                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   11/10/2008                             to  12/31/2008        8.332647         8.277530       17,988,455.9112
   01/01/2009                             to  12/31/2009        8.277530        10.433553       17,343,593.7200
   01/01/2010                             to  12/31/2010       10.433553        11.639689       16,601,085.3712
   01/01/2011                             to  12/31/2011       11.639689        11.237801       15,303,664.1037
   01/01/2012                             to  12/31/2012       11.237801        12.573811       14,405,559.8417
   01/01/2013                             to  12/31/2013       12.573811        14.747678       13,359,110.2385
   01/01/2014                             to  04/25/2014       14.747678        14.749798                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.408551        14.969507       11,007,746.8515
=============                            ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.231021          468,496.4610
   01/01/2007                             to  12/31/2007       10.231021        10.845714        1,032,987.8457
   01/01/2008                             to  11/07/2008       10.845714         6.899862                0.0000
=============                            ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  11/10/2008    to  12/31/2008        8.040775         7.953419        16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676        15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582        13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780        12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927        11,785,991.4468
  01/01/2013    to  12/31/2013       12.368927        15.296509        11,423,391.3074
  01/01/2014    to  04/25/2014       15.296509        15.215505                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.740070        11.505159           288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175           345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435           284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378           270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088           290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447           246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700           244,933.6841
  01/01/2012    to  12/31/2012       11.492700        13.030657           238,255.2995
  01/01/2013    to  12/31/2013       13.030657        16.858533           221,661.6539
  01/01/2014    to  12/31/2014       16.858533        18.730418           197,774.5182
============   ==== ==========       =========        =========        ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  01/01/2005    to  04/30/2005        8.238601         7.850487                 0.0000
============   ==== ==========       =========        =========        ===============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       17.802902        18.169902            18,280.1631
  01/01/2006    to  12/31/2006       18.169902        20.781085             6,074.2373
  01/01/2007    to  12/31/2007       20.781085        19.654931             4,790.7314
  01/01/2008    to  12/31/2008       19.654931        11.860654             5,319.2526
  01/01/2009    to  12/31/2009       11.860654        13.144101             5,373.3100
  01/01/2010    to  12/31/2010       13.144101        15.664925             5,332.7165
  01/01/2011    to  12/31/2011       15.664925        16.233312             3,813.7350
  01/01/2012    to  12/31/2012       16.233312        17.497134             4,843.2606
  01/01/2013    to  12/31/2013       17.497134        23.747926           123,293.2154
  01/01/2014    to  12/31/2014       23.747926        23.254168           116,048.6904
============   ==== ==========       =========        =========        ===============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.114072        17.376400       20,894.9824
  01/01/2006    to  12/31/2006       17.376400        19.562422       16,151.1848
  01/01/2007    to  04/27/2007       19.562422        21.239450            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.287476        15.297171      242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262      172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655      219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065      188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994      168,160.1761
  01/01/2012    to  12/31/2012       13.977994        14.452926      162,175.7777
  01/01/2013    to  04/26/2013       14.452926        15.651038            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.806694        12.330450      161,329.3225
  01/01/2006    to  12/31/2006       12.330450        13.671249      288,347.4815
  01/01/2007    to  12/31/2007       13.671249        14.661070      181,191.0535
  01/01/2008    to  12/31/2008       14.661070         8.351138      155,208.2045
  01/01/2009    to  12/31/2009        8.351138        11.732152      138,554.2100
  01/01/2010    to  12/31/2010       11.732152        13.452354      145,468.9307
  01/01/2011    to  12/31/2011       13.452354        13.036443      122,075.6401
  01/01/2012    to  12/31/2012       13.036443        15.193594      110,026.6603
  01/01/2013    to  12/31/2013       15.193594        20.707934      157,219.9614
  01/01/2014    to  12/31/2014       20.707934        22.133589      152,526.2287
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2005    to  12/31/2005       11.351579        11.763177      348,692.3678
  01/01/2006    to  04/30/2006       11.763177        12.273593      349,028.7031
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.175146        15.560513          158.6289
  01/01/2008    to  12/31/2008       15.560513         9.750963          151.3195
  01/01/2009    to  12/31/2009        9.750963        13.308948           73.8000
  01/01/2010    to  12/31/2010       13.308948        17.633597           67.6507
  01/01/2011    to  12/31/2011       17.633597        17.626057            0.0000
  01/01/2012    to  12/31/2012       17.626057        20.110006            0.0000
  01/01/2013    to  12/31/2013       20.110006        28.551894            0.0000
  01/01/2014    to  12/31/2014       28.551894        29.979091            0.0000
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005        8.888694         9.347852           1,529.7055
  01/01/2006    to  12/31/2006        9.347852         9.665065             243.6568
  01/01/2007    to  04/27/2007        9.665065        10.339877               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.792619        13.911464          44,077.4394
  01/01/2006    to  12/31/2006       13.911464        14.159703          39,135.0211
  01/01/2007    to  12/31/2007       14.159703        15.231368          31,249.2727
  01/01/2008    to  12/31/2008       15.231368         9.525987          29,404.3293
  01/01/2009    to  12/31/2009        9.525987        12.970768          27,287.3700
  01/01/2010    to  12/31/2010       12.970768        17.155450          19,354.8764
  01/01/2011    to  12/31/2011       17.155450        17.093865          19,290.9924
  01/01/2012    to  12/31/2012       17.093865        19.458084          18,501.6996
  01/01/2013    to  12/31/2013       19.458084        27.552818          16,828.0540
  01/01/2014    to  12/31/2014       27.552818        28.859903          17,090.6603
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       18.990743        19.130722          24,111.4899
  01/01/2006    to  12/31/2006       19.130722        19.697047          23,988.6400
  01/01/2007    to  12/31/2007       19.697047        20.060276          15,670.9445
  01/01/2008    to  12/31/2008       20.060276        16.702254          14,289.2433
  01/01/2009    to  12/31/2009       16.702254        21.636289          12,885.0700
  01/01/2010    to  12/31/2010       21.636289        23.897233          11,853.1904
  01/01/2011    to  12/31/2011       23.897233        24.841662          11,559.5784
  01/01/2012    to  12/31/2012       24.841662        27.151441          10,794.1947
  01/01/2013    to  12/31/2013       27.151441        26.887583           9,960.6024
  01/01/2014    to  12/31/2014       26.887583        27.804687           9,632.5113
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630       1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659         987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091         857,991.0856
  01/01/2013    to  12/31/2013       12.885091        16.898436         754,758.6576
  01/01/2014    to  12/31/2014       16.898436        18.330797         664,359.8467
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       12.513638        12.798080       32,595.3996
  01/01/2006    to  12/31/2006       12.798080        13.714983       39,844.4490
  01/01/2007    to  12/31/2007       13.714983        13.941628       29,514.0131
  01/01/2008    to  12/31/2008       13.941628        10.473103       30,740.5388
  01/01/2009    to  12/31/2009       10.473103        14.428137       26,794.0700
  01/01/2010    to  12/31/2010       14.428137        16.220596       23,959.1280
  01/01/2011    to  12/31/2011       16.220596        16.463990       20,947.3074
  01/01/2012    to  12/31/2012       16.463990        18.480624       27,846.9283
  01/01/2013    to  12/31/2013       18.480624        19.191818       18,580.1384
  01/01/2014    to  12/31/2014       19.191818        19.478994       14,749.1943
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005       11.961732        11.867987       85,883.1782
  01/01/2006    to  12/31/2006       11.867987        12.120524       88,099.4950
  01/01/2007    to  12/31/2007       12.120524        12.780874       84,160.1456
  01/01/2008    to  12/31/2008       12.780874        12.499825      110,824.8541
  01/01/2009    to  12/31/2009       12.499825        13.912225      105,908.8100
  01/01/2010    to  12/31/2010       13.912225        14.386725      109,191.0070
  01/01/2011    to  12/31/2011       14.386725        14.287350       93,933.7013
  01/01/2012    to  12/31/2012       14.287350        14.852260       91,471.6493
  01/01/2013    to  12/31/2013       14.852260        14.567572       95,074.3214
  01/01/2014    to  12/31/2014       14.567572        14.429504       93,757.5009
============   ==== ==========       =========        =========      ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2005    to  12/31/2005        8.829449         8.974888       15,196.9689
  01/01/2006    to  12/31/2006        8.974888        10.128622       11,540.9034
  01/01/2007    to  12/31/2007       10.128622        10.629051       11,368.9046
  01/01/2008    to  12/31/2008       10.629051         5.988695        3,910.3153
  01/01/2009    to  07/17/2009        5.988695         5.944169            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.016462        12.465835          572.6625
  01/01/2011    to  12/31/2011       12.465835        11.621520       10,711.6126
  01/01/2012    to  12/31/2012       11.621520        13.326010        5,297.3511
  01/01/2013    to  12/31/2013       13.326010        17.857793        1,308.7319
  01/01/2014    to  12/31/2014       17.857793        19.905215        1,912.8135
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       11.427320        12.587676        9,213.1932
  01/01/2006    to  12/31/2006       12.587676        13.037754        6,174.1131
  01/01/2007    to  12/31/2007       13.037754        13.291656        5,784.1932
  01/01/2008    to  12/31/2008       13.291656         7.108215        3,547.7018
  01/01/2009    to  12/31/2009        7.108215         9.686538        3,402.3300
  01/01/2010    to  09/24/2010        9.686538        11.054229            0.0000
============   ==== ==========       =========        =========        ==========
DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II))
  01/01/2005    to  12/31/2005       13.257919        13.357193        5,361.4223
  01/01/2006    to  12/31/2006       13.357193        13.665722        4,941.5038
  01/01/2007    to  12/31/2007       13.665722        14.219370        4,079.0467
  01/01/2008    to  12/31/2008       14.219370        14.654247        3,452.8266
  01/01/2009    to  12/31/2009       14.654247        15.555545        3,161.0800
  01/01/2010    to  12/31/2010       15.555545        16.288569        3,244.6122
  01/01/2011    to  12/31/2011       16.288569        17.193088        1,960.5250
  01/01/2012    to  12/31/2012       17.193088        17.378647        1,259.2567
  01/01/2013    to  12/31/2013       17.378647        16.549114        1,229.6985
  01/01/2014    to  12/31/2014       16.549114        17.114361        1,178.6779
============   ==== ==========       =========        =========        ==========

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS B





                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.362600        14.376903       66,070.9012
  01/01/2006    to  12/31/2006       14.376903        18.180489       68,472.2828
  01/01/2007    to  12/31/2007       18.180489        20.559009       49,045.1493
  01/01/2008    to  12/31/2008       20.559009        12.089678       39,057.5895
  01/01/2009    to  12/31/2009       12.089678        16.123098       29,914.2300
  01/01/2010    to  12/31/2010       16.123098        17.944243       25,658.5638
  01/01/2011    to  12/31/2011       17.944243        16.502309       20,197.6082
  01/01/2012    to  12/31/2012       16.502309        18.799138       17,539.3485
  01/01/2013    to  12/31/2013       18.799138        22.062525       10,966.3777
  01/01/2014    to  12/31/2014       22.062525        21.827884       10,159.2298
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.996230        25.897358          637.1521
  01/01/2007    to  12/31/2007       25.897358        29.327190       31,550.3058
  01/01/2008    to  12/31/2008       29.327190        17.816451       42,840.2070
  01/01/2009    to  12/31/2009       17.816451        25.001149       42,063.4800
  01/01/2010    to  12/31/2010       25.001149        27.549595       43,756.5613
  01/01/2011    to  12/31/2011       27.549595        24.753205       37,263.4254
  01/01/2012    to  12/31/2012       24.753205        29.914327       35,085.2840
  01/01/2013    to  12/31/2013       29.914327        38.105586       29,987.7879
  01/01/2014    to  12/31/2014       38.105586        38.445013       23,180.4141
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.991996        16.195181        2,636.0768
  01/01/2009    to  12/31/2009       16.195181        25.759215        7,106.8100
  01/01/2010    to  12/31/2010       25.759215        31.094880        7,742.4220
  01/01/2011    to  12/31/2011       31.094880        24.792918        8,354.7054
  01/01/2012    to  12/31/2012       24.792918        28.890418        8,567.9413
  01/01/2013    to  12/31/2013       28.890418        36.545260        7,199.7767
  01/01/2014    to  12/31/2014       36.545260        36.802126        7,211.0985
============   ==== ==========       =========        =========       ===========

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       168.747676       97.573231           2,637.5240
  01/01/2009    to  12/31/2009        97.573231      134.137714           6,155.7400
  01/01/2010    to  12/31/2010       134.137714      156.984055           8,384.3304
  01/01/2011    to  12/31/2011       156.984055      148.185068           7,102.3029
  01/01/2012    to  12/31/2012       148.185068      172.256160           6,913.7774
  01/01/2013    to  12/31/2013       172.256160      220.994344           6,909.3133
  01/01/2014    to  12/31/2014       220.994344      236.465020           4,826.0248
============   ==== ==========       ==========      ==========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005        10.912970       11.856027       2,233,624.4401
  01/01/2006    to  12/31/2006        11.856027       14.198986       1,712,855.8537
  01/01/2007    to  12/31/2007        14.198986       16.164643       1,094,311.3935
  01/01/2008    to  12/31/2008        16.164643        9.503099         930,983.3379
  01/01/2009    to  12/31/2009         9.503099       12.842236         856,851.5200
  01/01/2010    to  12/31/2010        12.842236       13.728420         784,849.5232
  01/01/2011    to  12/31/2011        13.728420       12.098150         691,218.7736
  01/01/2012    to  12/31/2012        12.098150       14.104148         658,394.0752
  01/01/2013    to  12/31/2013        14.104148       17.102922         579,564.1519
  01/01/2014    to  12/31/2014        17.102922       14.987713         546,717.9939
============   ==== ==========       ==========      ==========       ==============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.219284       10.568199           9,872.4945
  01/01/2013    to  12/31/2013        10.568199       11.582847          19,659.1276
  01/01/2014    to  12/31/2014        11.582847       12.261112          15,462.5411
============   ==== ==========       ==========      ==========       ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014         0.996850        1.040408               0.0000
============   ==== ==========       ==========      ==========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        11.153421       11.560958          78,687.2378
  01/01/2013    to  12/31/2013        11.560958       11.013615          64,229.5813
  01/01/2014    to  12/31/2014        11.013615       11.294663          54,908.8288
============   ==== ==========       ==========      ==========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         9.974236       10.297225          65,814.7992
  01/01/2013    to  12/31/2013        10.297225       11.200807          84,971.8824
  01/01/2014    to  12/31/2014        11.200807       11.698501          83,056.3491
============   ==== ==========       ==========      ==========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.423572        18.188601           5,115.8100
  01/01/2010    to  12/31/2010       18.188601        20.764713           5,191.6772
  01/01/2011    to  12/31/2011       20.764713        20.956683          11,424.5807
  01/01/2012    to  12/31/2012       20.956683        24.082343          14,688.6481
  01/01/2013    to  12/31/2013       24.082343        25.963982          22,954.9073
  01/01/2014    to  12/31/2014       25.963982        26.446703          21,964.1523
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.145432         9.375546         898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502         850,762.0600
  01/01/2010    to  12/31/2010       12.456502        14.261852         725,773.5792
  01/01/2011    to  12/31/2011       14.261852        13.278301         627,471.1486
  01/01/2012    to  12/31/2012       13.278301        16.495575         566,014.5596
  01/01/2013    to  12/31/2013       16.495575        16.842986         516,133.9085
  01/01/2014    to  12/31/2014       16.842986        18.812389         476,973.5960
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.487126         7.692749       3,247,343.5164
  01/01/2012    to  12/31/2012        7.692749         8.989117       2,874,047.2420
  01/01/2013    to  12/31/2013        8.989117        12.906402       2,340,718.2792
  01/01/2014    to  12/31/2014       12.906402        15.131470       2,154,270.2554
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND,
INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.885772        11.475744       2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744        11.993749       2,261,675.0287
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.417047        11.167932       2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388       1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803       1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458       1,900,175.9400
  01/01/2010    to  12/31/2010        6.308458         6.677074       1,705,574.4558
  01/01/2011    to  04/29/2011        6.677074         7.099800               0.0000
============   ==== ==========       =========        =========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010713         1.047990         861,995.8827
  01/01/2013    to  12/31/2013        1.047990         1.052652       1,479,332.1236
  01/01/2014    to  12/31/2014        1.052652         1.095947       1,111,795.1038
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896        751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012        861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833        562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283        479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671        470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003        429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552        372,244.5892
  01/01/2012    to  12/31/2012       10.003552        11.682023        331,441.2073
  01/01/2013    to  12/31/2013       11.682023        15.596276        312,727.9147
  01/01/2014    to  12/31/2014       15.596276        16.811629        289,063.5138
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.719979        25.273416      3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416        27.957521      2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521        27.732058      2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287      1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513      1,324,837.8687
  01/01/2012    to  12/31/2012       24.556513        27.772107      1,184,827.2736
  01/01/2013    to  12/31/2013       27.772107        35.685485      1,010,159.8372
  01/01/2014    to  12/31/2014       35.685485        38.582772        890,433.1187
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.922739        14.271853        346,671.2497
  01/01/2006    to  12/31/2006       14.271853        16.150224        356,583.2946
  01/01/2007    to  04/27/2007       16.150224        17.207373              0.0000
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036         46,916.3142
  01/01/2013    to  12/31/2013        1.050036         1.149200        123,147.5952
  01/01/2014    to  12/31/2014        1.149200         1.212274        147,803.8773
============   ==== ==========       =========        =========      ==============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.277076         9.843513          1,377.2908
  01/01/2009    to  12/31/2009        9.843513        12.499594          5,064.7600
  01/01/2010    to  12/31/2010       12.499594        14.698521          7,082.1213
  01/01/2011    to  12/31/2011       14.698521        12.992729          5,391.8162
  01/01/2012    to  12/31/2012       12.992729        14.778850          6,154.1433
  01/01/2013    to  12/31/2013       14.778850        19.368355          4,611.5104
  01/01/2014    to  12/31/2014       19.368355        19.933964          4,439.2310
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.176230        17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458        2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891        2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834        1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810        1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889        1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479        1,220,739.4138
  01/01/2012    to  12/31/2012       24.147479        26.892804        1,094,792.7197
  01/01/2013    to  12/31/2013       26.892804        28.634885          955,330.1494
  01/01/2014    to  12/31/2014       28.634885        29.600344          851,587.4555
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.922739        14.271853          346,671.2497
  01/01/2006    to  12/31/2006       14.271853        16.150224          356,583.2946
  01/01/2007    to  04/27/2007       16.150224        17.207373                0.0000
============   ==== ==========       =========        =========        ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2005    to  12/31/2005       11.201681        12.022461          302,133.2442
  01/01/2006    to  12/31/2006       12.022461        12.602674          262,539.9468
  01/01/2007    to  04/27/2007       12.602674        13.454401                0.0000
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007           22,478.3298
  01/01/2012    to  12/31/2012        9.767007        10.054067           37,926.1028
  01/01/2013    to  12/31/2013       10.054067        10.029369           31,351.5397
  01/01/2014    to  12/31/2014       10.029369         9.994549           48,996.3299
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.788310        12.200953                0.0000
  01/01/2011    to  12/31/2011       12.200953        11.991877                0.0000
  01/01/2012    to  12/31/2012       11.991877        13.513736                0.0000
  01/01/2013    to  12/31/2013       13.513736        13.464108                0.0000
  01/01/2014    to  12/31/2014       13.464108        13.428355                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.455111        13.042619        384,247.6498
  01/01/2007    to  12/31/2007       13.042619        13.231586        317,277.2361
  01/01/2008    to  12/31/2008       13.231586         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880      3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962      2,974,570.0289
  01/01/2012    to  12/31/2012       10.781962        12.411214      2,863,186.0500
  01/01/2013    to  12/31/2013       12.411214        15.849987      3,012,187.3011
  01/01/2014    to  12/31/2014       15.849987        16.424966      2,359,252.8177
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.001185        10.465180         29,368.5301
  01/01/2013    to  12/31/2013       10.465180        11.801777        195,730.6705
  01/01/2014    to  12/31/2014       11.801777        12.760543        214,957.1040
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006         35,509.6706
  01/01/2014    to  12/31/2014        1.129006         1.216413         76,593.6832
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533      1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678      1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888        892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204        807,068.1927
  01/01/2012    to  12/31/2012       10.080204        11.817517        771,317.6702
  01/01/2013    to  12/31/2013       11.817517        11.072761        751,255.9339
  01/01/2014    to  12/31/2014       11.072761        10.206795        746,162.6117
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.189560        12.850864      3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013      2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775      2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634      1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719      1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673      1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060      1,361,315.7117
  01/01/2012    to  12/31/2012       12.816060        14.755778      1,230,657.8745
  01/01/2013    to  12/31/2013       14.755778        17.355494      1,085,369.2547
  01/01/2014    to  12/31/2014       17.355494        15.924843      1,015,645.7276
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.753649        10.059071        1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071        10.749914        1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914        13.088605          962,079.3573
  01/01/2008    to  12/31/2008       13.088605         6.872158          820,745.1277
  01/01/2009    to  12/31/2009        6.872158        10.657745          735,115.9400
  01/01/2010    to  12/31/2010       10.657745        13.881861          635,207.3291
  01/01/2011    to  12/31/2011       13.881861        12.741688          528,116.2523
  01/01/2012    to  12/31/2012       12.741688        13.729784          479,524.0023
  01/01/2013    to  12/31/2013       13.729784        18.822369          417,637.0411
  01/01/2014    to  12/31/2014       18.822369        18.748923          364,092.6956
============   ==== ==========       =========        =========        ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.365585        16.824885           16,865.1203
  01/01/2006    to  12/31/2006       16.824885        19.304552           44,608.5775
  01/01/2007    to  12/31/2007       19.304552        20.226655           56,892.9112
  01/01/2008    to  12/31/2008       20.226655        11.855415           45,162.6395
  01/01/2009    to  12/31/2009       11.855415        16.343625           41,975.9500
  01/01/2010    to  12/31/2010       16.343625        18.683400           40,065.1329
  01/01/2011    to  12/31/2011       18.683400        16.875548           28,798.6598
  01/01/2012    to  12/31/2012       16.875548        20.163307           25,662.9198
  01/01/2013    to  12/31/2013       20.163307        25.273996           53,220.8822
  01/01/2014    to  12/31/2014       25.273996        25.456537           47,589.7111
============   ==== ==========       =========        =========        ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       15.513927        16.654863           61,346.2509
  01/01/2006    to  12/31/2006       16.654863        20.005792           78,123.9879
  01/01/2007    to  12/31/2007       20.005792        20.189157           86,591.4665
  01/01/2008    to  12/31/2008       20.189157        11.481842           70,704.2828
  01/01/2009    to  12/31/2009       11.481842        14.843788           57,382.9500
  01/01/2010    to  12/31/2010       14.843788        15.719856           51,837.0673
  01/01/2011    to  04/29/2011       15.719856        17.538619                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         6.569280           7,784.9071
  01/01/2009    to  12/31/2009        6.569280         8.591113          18,647.4400
  01/01/2010    to  12/31/2010        8.591113         9.120547          13,964.0239
  01/01/2011    to  12/31/2011        9.120547         8.373692          90,429.4051
  01/01/2012    to  12/31/2012        8.373692        10.090892          77,112.3056
  01/01/2013    to  04/26/2013       10.090892        10.727673               0.0000
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999808         1.035588               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.720714        12.964097         136,722.3700
  01/01/2010    to  12/31/2010       12.964097        13.776063         139,449.1644
  01/01/2011    to  12/31/2011       13.776063        15.098543         122,946.6354
  01/01/2012    to  12/31/2012       15.098543        16.247044         120,984.2065
  01/01/2013    to  12/31/2013       16.247044        14.535178          98,564.5589
  01/01/2014    to  12/31/2014       14.535178        14.747780          85,945.4712
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.090485        12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918       6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509       4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597       4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937       3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770       3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641       3,158,874.8786
  01/01/2012    to  12/31/2012       16.665641        17.956240       2,879,622.0633
  01/01/2013    to  12/31/2013       17.956240        17.367454       2,575,386.1671
  01/01/2014    to  12/31/2014       17.367454        17.843899       2,352,106.1902
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.232689        19.692998           1,061.0685
  01/01/2007    to  12/31/2007       19.692998        20.389610           1,920.2283
  01/01/2008    to  12/31/2008       20.389610        13.503357           2,728.7651
  01/01/2009    to  12/31/2009       13.503357        16.496076         309,507.3500
  01/01/2010    to  12/31/2010       16.496076        18.905667         269,289.3650
  01/01/2011    to  12/31/2011       18.905667        17.795573         230,997.2588
  01/01/2012    to  12/31/2012       17.795573        19.405234         204,998.3097
  01/01/2013    to  12/31/2013       19.405234        25.464845         173,253.9292
  01/01/2014    to  12/31/2014       25.464845        27.912558         145,791.3374
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.387381        11.847505        1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505        12.832183        1,736,516.9146
  01/01/2007    to  12/31/2007       12.832183        12.611970        1,866,339.3225
  01/01/2008    to  12/31/2008       12.611970         7.411236        1,539,768.7032
  01/01/2009    to  05/01/2009        7.411236         7.328008                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.498247        19.215033            1,321.4963
  01/01/2007    to  12/31/2007       19.215033        20.205784            8,016.5064
  01/01/2008    to  12/31/2008       20.205784        17.783915           11,457.4822
  01/01/2009    to  12/31/2009       17.783915        23.339258           11,398.8100
  01/01/2010    to  12/31/2010       23.339258        25.817038           12,605.5013
  01/01/2011    to  12/31/2011       25.817038        26.382895           13,872.2609
  01/01/2012    to  12/31/2012       26.382895        29.038399           15,902.5844
  01/01/2013    to  12/31/2013       29.038399        29.077016           12,571.5891
  01/01/2014    to  12/31/2014       29.077016        29.987037           12,388.8397
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.772567        10.939129            8,532.0028
  01/01/2013    to  12/31/2013       10.939129        10.299529           18,707.4898
  01/01/2014    to  12/31/2014       10.299529        10.923814              786.2353
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216095        10.753200              661.2216
  01/01/2014    to  12/31/2014       10.753200        11.519972            2,538.2963
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.068149          116,613.3500
  01/01/2013    to  12/31/2013        1.068149         1.159797          125,181.9119
  01/01/2014    to  12/31/2014        1.159797         1.232184          119,672.2938
============   ==== ==========       =========        =========        ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.805560        10.555519          568,420.8200
  01/01/2010    to  12/31/2010       10.555519        11.682751          500,424.4526
  01/01/2011    to  12/31/2011       11.682751        11.642906          509,016.8278
  01/01/2012    to  12/31/2012       11.642906        12.954905          449,789.1324
  01/01/2013    to  12/31/2013       12.954905        14.426778          424,001.1963
  01/01/2014    to  12/31/2014       14.426778        15.053018          397,288.0803
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.105854        10.003688        337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907        415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245        404,144.2941
  01/01/2012    to  12/31/2012       10.868245        12.327324        375,677.3665
  01/01/2013    to  12/31/2013       12.327324        14.352831        386,753.4539
  01/01/2014    to  12/31/2014       14.352831        14.914593        301,255.3357
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       48.171871        49.250312        663,334.8802
  01/01/2006    to  12/31/2006       49.250312        57.322718        549,747.6577
  01/01/2007    to  12/31/2007       57.322718        58.790098        462,648.1547
  01/01/2008    to  12/31/2008       58.790098        36.989355        408,615.4821
  01/01/2009    to  12/31/2009       36.989355        43.286415        373,523.2900
  01/01/2010    to  12/31/2010       43.286415        50.081055        334,645.6953
  01/01/2011    to  12/31/2011       50.081055        47.525399        290,480.7679
  01/01/2012    to  12/31/2012       47.525399        55.423980        249,711.0096
  01/01/2013    to  12/31/2013       55.423980        73.285175        210,015.6826
  01/01/2014    to  12/31/2014       73.285175        82.069803        180,558.8692
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.857828        48.795052      3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303      2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907      2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485      1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860      1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477      1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570      1,307,682.1382
  01/01/2012    to  12/31/2012       46.405570        53.983597      1,147,503.7026
  01/01/2013    to  12/31/2013       53.983597        71.213135        975,167.2712
  01/01/2014    to  12/31/2014       71.213135        79.549130        855,158.8242
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.338602        12.803698        121,771.8162
  01/01/2006    to  12/31/2006       12.803698        14.635138        100,475.7681
  01/01/2007    to  12/31/2007       14.635138        13.559101         91,862.4833
  01/01/2008    to  12/31/2008       13.559101         8.196072         68,269.2161
  01/01/2009    to  12/31/2009        8.196072        10.491570         65,403.4300
  01/01/2010    to  04/30/2010       10.491570        11.209019              0.0000
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.115346         8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410        2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155        1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712        1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983        1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662        1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966          936,112.4789
  01/01/2012    to  12/31/2012       10.164966        11.394364          867,641.7793
  01/01/2013    to  12/31/2013       11.394364        15.345991          784,285.7231
  01/01/2014    to  12/31/2014       15.345991        17.065785          696,587.9359
============   ==== ==========       =========        =========        ==============
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.081403         8.476756            1,213.6500
  01/01/2010    to  12/31/2010        8.476756         9.392538            2,752.8959
  01/01/2011    to  12/31/2011        9.392538         9.278453            1,076.5609
  01/01/2012    to  12/31/2012        9.278453        10.367592            1,582.8394
  01/01/2013    to  12/31/2013       10.367592        13.717390            7,828.0789
  01/01/2014    to  12/31/2014       13.717390        15.341207            4,873.7284
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.684894        17.028072          487,634.3940
  01/01/2006    to  12/31/2006       17.028072        19.516872          369,894.8808
  01/01/2007    to  12/31/2007       19.516872        21.181830          237,900.4983
  01/01/2008    to  12/31/2008       21.181830        11.645978          233,944.9914
  01/01/2009    to  12/31/2009       11.645978        13.997455          245,727.7800
  01/01/2010    to  12/31/2010       13.997455        14.749953          236,344.4745
  01/01/2011    to  12/31/2011       14.749953        11.616925          214,734.2561
  01/01/2012    to  12/31/2012       11.616925        13.673094          207,647.2451
  01/01/2013    to  12/31/2013       13.673094        15.524057          183,997.9197
  01/01/2014    to  12/31/2014       15.524057        14.796430          173,039.0410
============   ==== ==========       =========        =========        ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.820278        16.119922            3,991.2349
  01/01/2014    to  12/31/2014       16.119922        16.763690            7,155.2446
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.994946        45.187527        183,962.7720
  01/01/2006    to  12/31/2006       45.187527        46.404498        181,627.5359
  01/01/2007    to  12/31/2007       46.404498        48.511491         77,062.2091
  01/01/2008    to  12/31/2008       48.511491        46.082096         67,919.6938
  01/01/2009    to  12/31/2009       46.082096        49.614569         66,289.4300
  01/01/2010    to  12/31/2010       49.614569        52.872659         64,680.4054
  01/01/2011    to  12/31/2011       52.872659        55.426490         57,357.3936
  01/01/2012    to  12/31/2012       55.426490        58.631517         60,291.0528
  01/01/2013    to  12/31/2013       58.631517        57.233781         46,733.6523
  01/01/2014    to  12/31/2014       57.233781        60.281435         41,236.9592
============   ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.006542        11.357631        158,964.4200
  01/01/2010    to  12/31/2010       11.357631        13.419616        160,666.6038
  01/01/2011    to  12/31/2011       13.419616        12.049544        135,978.0988
  01/01/2012    to  12/31/2012       12.049544        13.588812        118,749.6096
  01/01/2013    to  12/31/2013       13.588812        17.985305        103,372.0092
  01/01/2014    to  12/31/2014       17.985305        19.313315         95,418.6070
============   ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.582037        16.299852        196,512.1398
  01/01/2008    to  12/31/2008       16.299852         9.218816        156,944.7812
  01/01/2009    to  05/01/2009        9.218816         8.767882              0.0000
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131        10.067108        652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339      1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990      1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384      2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603      1,271,921.9100
  01/01/2010    to  12/31/2010       10.728603        10.579444        827,032.2547
  01/01/2011    to  12/31/2011       10.579444        10.432759        800,182.8141
  01/01/2012    to  12/31/2012       10.432759        10.286924        543,756.9543
  01/01/2013    to  12/31/2013       10.286924        10.143906        454,324.8768
  01/01/2014    to  12/31/2014       10.143906        10.002876        336,698.0844
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.949131         9.962144              0.0000
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.767628        11.732904        1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235          943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539          541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742          512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662          455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380          431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454          363,797.3759
  01/01/2012    to  12/31/2012       12.170454        13.867318          708,976.5909
  01/01/2013    to  12/31/2013       13.867318        18.697531          637,358.0732
  01/01/2014    to  12/31/2014       18.697531        20.049645          551,761.4615
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       12.108329        11.137070                0.0000
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.946876         8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247        1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460        1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886        1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018          920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984          800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831          702,653.3920
  01/01/2012    to  04/27/2012        8.177831         9.200030                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.561403        11.176208          279,360.3341
  01/01/2008    to  12/31/2008       11.176208         6.467885          269,026.5994
  01/01/2009    to  12/31/2009        6.467885         8.270691          249,470.7800
  01/01/2010    to  12/31/2010        8.270691        10.712388          211,043.0950
  01/01/2011    to  12/31/2011       10.712388        10.853762          172,959.0012
  01/01/2012    to  12/31/2012       10.853762        11.867994          152,441.3182
  01/01/2013    to  12/31/2013       11.867994        17.364975          133,454.5143
  01/01/2014    to  12/31/2014       17.364975        17.283597          111,937.5032
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.713153        14.264505           5,823.4100
  01/01/2010    to  12/31/2010       14.264505        17.243796           8,699.6544
  01/01/2011    to  12/31/2011       17.243796        14.240851           5,765.4832
  01/01/2012    to  12/31/2012       14.240851        16.555969           6,127.4973
  01/01/2013    to  12/31/2013       16.555969        20.832100          12,843.2406
  01/01/2014    to  12/31/2014       20.832100        19.167239          12,672.8324
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.947997        14.224312          32,910.0777
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.552711        14.959931       2,357,224.4496
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.634052        11.159705         213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090         895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270         956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490       1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115         947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028         933,875.1336
  01/01/2012    to  12/31/2012       12.131028        13.266703       1,165,345.8123
  01/01/2013    to  12/31/2013       13.266703        14.270071         926,980.6147
  01/01/2014    to  04/25/2014       14.270071        14.387473               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.045054        11.605616       1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713       2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939       2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654       2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831       2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236       2,310,722.6790
  01/01/2012    to  12/31/2012       11.969236        13.264763       2,224,715.5658
  01/01/2013    to  12/31/2013       13.264763        14.941129       1,858,370.6036
  01/01/2014    to  04/25/2014       14.941129        15.007289               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.965675        15.501026       5,420,296.8907
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.514026        12.126242        1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242        12.540561        1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561         8.416529        8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271        8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159        7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314        7,265,321.2544
  01/01/2012    to  12/31/2012       11.564314        12.991262        6,739,102.5150
  01/01/2013    to  12/31/2013       12.991262        15.298349        5,819,812.9422
  01/01/2014    to  04/25/2014       15.298349        15.319850                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.938744        15.562407        5,314,642.6254
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         7.033638            4,497.7500
  01/01/2009    to  12/31/2009        7.033638         8.916144            9,115.4400
  01/01/2010    to  12/31/2010        8.916144         9.675478           53,016.3512
  01/01/2011    to  12/31/2011        9.675478         9.373272           61,226.0577
  01/01/2012    to  12/31/2012        9.373272        10.732527           64,869.3635
  01/01/2013    to  04/26/2013       10.732527        11.554139                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.132810        12.785659        1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659        13.199806        1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806         8.086995        9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777        8,937,190.6700
  01/01/2010    to  12/31/2010       10.374777        11.815290        8,026,572.1466
  01/01/2011    to  12/31/2011       11.815290        11.200053        6,891,088.9527
  01/01/2012    to  12/31/2012       11.200053        12.779627        6,165,652.7323
  01/01/2013    to  12/31/2013       12.779627        15.867726        5,522,679.8106
  01/01/2014    to  04/25/2014       15.867726        15.803613                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.493282        11.657051        620,232.2080
  01/01/2006    to  12/31/2006       11.657051        12.867217        599,012.5193
  01/01/2007    to  12/31/2007       12.867217        13.209784        569,525.9290
  01/01/2008    to  12/31/2008       13.209784        10.114637        484,924.5747
  01/01/2009    to  12/31/2009       10.114637        11.799634        448,795.2600
  01/01/2010    to  12/31/2010       11.799634        12.775706        401,419.8278
  01/01/2011    to  12/31/2011       12.775706        12.870452        353,499.8014
  01/01/2012    to  12/31/2012       12.870452        14.125725        307,095.4676
  01/01/2013    to  12/31/2013       14.125725        16.534079        268,241.9579
  01/01/2014    to  12/31/2014       16.534079        17.667850        242,540.0388
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.982457        11.145871          7,070.1581
  01/01/2009    to  12/31/2009       11.145871        13.253374         14,732.4200
  01/01/2010    to  12/31/2010       13.253374        14.530243         23,267.6144
  01/01/2011    to  12/31/2011       14.530243        14.420207         28,797.0102
  01/01/2012    to  12/31/2012       14.420207        16.539022         29,135.9243
  01/01/2013    to  12/31/2013       16.539022        22.080341         76,920.4237
  01/01/2014    to  12/31/2014       22.080341        24.073061         70,804.3224
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         6.600141         31,595.2696
  01/01/2009    to  12/31/2009        6.600141         8.127948        100,837.2700
  01/01/2010    to  12/31/2010        8.127948         8.898507        109,535.3959
  01/01/2011    to  12/31/2011        8.898507         8.727061        104,082.0641
  01/01/2012    to  12/31/2012        8.727061         9.802627         97,105.6402
  01/01/2013    to  04/26/2013        9.802627        10.737897              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.072182        25.065607        132,425.7038
  01/01/2014    to  12/31/2014       25.065607        24.642861        124,537.8219
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.357674        17.709541         73,011.7709
  01/01/2006    to  12/31/2006       17.709541        20.017152         83,759.6956
  01/01/2007    to  04/27/2007       20.017152        21.761503              0.0000
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  05/01/2006    to  12/31/2006       11.399082        12.073431               0.0000
  01/01/2007    to  04/27/2007       12.073431        13.336444               0.0000
============   ==== ==========       =========        =========       ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.676092        15.683126         238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425         224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595         203,177.1000
  01/01/2010    to  12/31/2010       12.867595        15.589341         184,524.9258
  01/01/2011    to  12/31/2011       15.589341        14.561957         161,598.5269
  01/01/2012    to  12/31/2012       14.561957        15.117416         145,340.9191
  01/01/2013    to  04/26/2013       15.117416        16.391440               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.100728        12.688022       1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022        14.123929       2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929        15.207568       1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568         8.697349       1,365,435.5781
  01/01/2009    to  12/31/2009        8.697349        12.267470       1,233,179.5400
  01/01/2010    to  12/31/2010       12.267470        14.122483       1,067,736.8364
  01/01/2011    to  12/31/2011       14.122483        13.740600         911,275.1699
  01/01/2012    to  12/31/2012       13.740600        16.078756         843,220.3481
  01/01/2013    to  12/31/2013       16.078756        22.002126         748,591.7357
  01/01/2014    to  12/31/2014       22.002126        23.611139         650,352.6526
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.200126        14.411949         294,096.7410
  01/01/2006    to  12/31/2006       14.411949        14.727785         257,991.3721
  01/01/2007    to  12/31/2007       14.727785        15.906297         229,887.7466
  01/01/2008    to  12/31/2008       15.906297         9.988194         198,964.6469
  01/01/2009    to  12/31/2009        9.988194        13.654627         189,293.9000
  01/01/2010    to  12/31/2010       13.654627        18.132218         178,492.0684
  01/01/2011    to  12/31/2011       18.132218        18.139410         152,937.8073
  01/01/2012    to  12/31/2012       18.139410        20.731411         151,077.4732
  01/01/2013    to  12/31/2013       20.731411        29.473380         132,492.8432
  01/01/2014    to  12/31/2014       29.473380        30.995321         114,573.6278
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.910544        18.813900               0.0000
  01/01/2011    to  12/31/2011       18.813900        15.459213               0.0000
  01/01/2012    to  12/31/2012       15.459213        15.636178               0.0000
  01/01/2013    to  12/31/2013       15.636178        17.077069               0.0000
  01/01/2014    to  12/31/2014       17.077069        13.669772               0.0000
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.914458        12.940186       4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039       3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974       2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351       2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208       2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512       1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912       1,693,422.9569
  01/01/2012    to  12/31/2012       12.154912        13.507356       1,511,819.7715
  01/01/2013    to  12/31/2013       13.507356        17.785459       1,310,388.0076
  01/01/2014    to  12/31/2014       17.785459        19.370331       1,131,483.5115
============   ==== ==========       =========        =========       ==============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.272548        13.809168         109,463.1126
  01/01/2006    to  12/31/2006       13.809168        16.183832         117,689.0897
  01/01/2007    to  12/31/2007       16.183832        16.466350         122,252.2043
  01/01/2008    to  12/31/2008       16.466350        11.180272          95,573.7492
  01/01/2009    to  12/31/2009       11.180272        14.051174          71,605.3100
  01/01/2010    to  12/31/2010       14.051174        15.602673          64,392.3712
  01/01/2011    to  12/31/2011       15.602673        15.681839          53,149.4556
  01/01/2012    to  12/31/2012       15.681839        18.447751          44,166.9111
  01/01/2013    to  12/31/2013       18.447751        24.088215          32,285.3015
  01/01/2014    to  12/31/2014       24.088215        26.760624          28,795.7932
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.758789        25.648127          197.5775
  01/01/2007    to  12/31/2007       25.648127        29.015768        7,287.9249
  01/01/2008    to  12/31/2008       29.015768        17.609553       16,560.8155
  01/01/2009    to  12/31/2009       17.609553        24.686123       33,698.6800
  01/01/2010    to  12/31/2010       24.686123        27.175296       56,871.6009
  01/01/2011    to  12/31/2011       27.175296        24.392523       76,681.7296
  01/01/2012    to  12/31/2012       24.392523        29.448836       72,803.3023
  01/01/2013    to  12/31/2013       29.448836        37.475161       64,058.6101
  01/01/2014    to  12/31/2014       37.475161        37.771172       60,564.2115
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.673561        16.023082        4,775.8293
  01/01/2009    to  12/31/2009       16.023082        25.460029       13,393.2000
  01/01/2010    to  12/31/2010       25.460029        30.703040       22,480.2509
  01/01/2011    to  12/31/2011       30.703040        24.456039       31,041.7147
  01/01/2012    to  12/31/2012       24.456039        28.469236       30,073.9907
  01/01/2013    to  12/31/2013       28.469236        35.976513       25,411.0037
  01/01/2014    to  12/31/2014       35.976513        36.193153       25,410.8494
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      164.707097        95.172164        1,817.9992
  01/01/2009    to  12/31/2009       95.172164       130.706105        6,031.5400
  01/01/2010    to  12/31/2010      130.706105       152.815227       11,308.1341
  01/01/2011    to  12/31/2011      152.815227       144.105982       12,893.7884
  01/01/2012    to  12/31/2012      144.105982       167.346219       12,305.9186
  01/01/2013    to  12/31/2013      167.346219       214.480710       10,963.9128
  01/01/2014    to  12/31/2014      214.480710       229.265986        9,948.3311
============   ==== ==========      ==========       ==========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984        10.550465       11,814.9398
  01/01/2013    to  12/31/2013       10.550465        11.551854       21,045.4866
  01/01/2014    to  12/31/2014       11.551854        12.216082       20,935.3392
============   ==== ==========      ==========       ==========       ===========
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996837         1.039690            0.0000
============   ==== ==========      ==========       ==========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882        11.541250       45,180.7926
  01/01/2013    to  12/31/2013       11.541250        10.983847       89,069.8353
  01/01/2014    to  12/31/2014       10.983847        11.252874       75,754.9418
============   ==== ==========      ==========       ==========       ===========

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181        10.279944       50,605.5430
  01/01/2013    to  12/31/2013       10.279944        11.170834       63,211.6812
  01/01/2014    to  12/31/2014       11.170834        11.655534       56,218.5443
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.241760        17.947491       10,116.6600
  01/01/2010    to  12/31/2010       17.947491        20.468988       13,452.9503
  01/01/2011    to  12/31/2011       20.468988        20.637627       11,490.2482
  01/01/2012    to  12/31/2012       20.637627        23.691878       19,598.0270
  01/01/2013    to  12/31/2013       23.691878        25.517482       23,295.0321
  01/01/2014    to  12/31/2014       25.517482        25.965923       26,955.7318
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.077087         9.331819      119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008      123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987      105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814       96,052.4963
  01/01/2012    to  12/31/2012       13.176814        16.353057       86,701.1532
  01/01/2013    to  12/31/2013       16.353057        16.680772       80,628.9746
  01/01/2014    to  12/31/2014       16.680772        18.612590       67,232.9778
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.419433         7.626325      173,273.1284
  01/01/2012    to  12/31/2012        7.626325         8.902546      154,995.8472
  01/01/2013    to  12/31/2013        8.902546        12.769341      146,270.3948
  01/01/2014    to  12/31/2014       12.769341        14.955819      220,301.2145
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.411851        11.154963       12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948       19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100       35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167       48,245.5000
  01/01/2010    to  12/31/2010        6.282167         6.642605       14,163.6602
  01/01/2011    to  04/29/2011        6.642605         7.060846            0.0000
============   ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696         1.047269      603,296.2985
  01/01/2013    to  12/31/2013        1.047269         1.050877      728,093.1792
  01/01/2014    to  12/31/2014        1.050877         1.093005      622,223.7717
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767        10.468869        253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030        447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053        371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528        355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430        386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106        381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277        359,857.3498
  01/01/2012    to  12/31/2012        9.942277        11.607402        323,285.6258
  01/01/2013    to  12/31/2013       11.607402        15.481667        300,962.2261
  01/01/2014    to  12/31/2014       15.481667        16.671405        267,627.6763
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.336992        24.840578        427,820.2025
  01/01/2006    to  12/31/2006       24.840578        27.451333        490,929.7185
  01/01/2007    to  12/31/2007       27.451333        27.202590        468,634.0222
  01/01/2008    to  12/31/2008       27.202590        16.405880        450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020        452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496        398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438        359,872.7743
  01/01/2012    to  12/31/2012       23.991438        27.105776        324,670.6473
  01/01/2013    to  12/31/2013       27.105776        34.794495        275,870.0711
  01/01/2014    to  12/31/2014       34.794495        37.581838        237,824.6052
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.899516        14.233852        177,714.3705
  01/01/2006    to  12/31/2006       14.233852        16.091175        184,713.9656
  01/01/2007    to  04/27/2007       16.091175        17.138877              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751         1.049314        184,118.6385
  01/01/2013    to  12/31/2013        1.049314         1.147262        224,972.5677
  01/01/2014    to  12/31/2014        1.147262         1.209021        236,695.8497
============   ==== ==========       =========        =========        ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.237418         9.807451              0.0000
  01/01/2009    to  12/31/2009        9.807451        12.441347          2,578.0700
  01/01/2010    to  12/31/2010       12.441347        14.615417          5,820.0796
  01/01/2011    to  12/31/2011       14.615417        12.906372          8,075.8486
  01/01/2012    to  12/31/2012       12.906372        14.665874          7,708.8041
  01/01/2013    to  12/31/2013       14.665874        19.201098          7,080.4952
  01/01/2014    to  12/31/2014       19.201098        19.742067          7,010.7180
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.147561        17.145239        406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781        361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333        361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573        322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878        347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748        326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057        252,962.8455
  01/01/2012    to  12/31/2012       23.939057        26.633903        225,915.0404
  01/01/2013    to  12/31/2013       26.633903        28.330869        198,210.4588
  01/01/2014    to  12/31/2014       28.330869        29.256807        173,648.5171
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.899516        14.233852        177,714.3705
  01/01/2006    to  12/31/2006       14.233852        16.091175        184,713.9656
  01/01/2007    to  04/27/2007       16.091175        17.138877              0.0000
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946         9.760397          2,042.1156
  01/01/2012    to  12/31/2012        9.760397        10.037167          8,688.0927
  01/01/2013    to  12/31/2013       10.037167        10.002501         48,788.0930
  01/01/2014    to  12/31/2014       10.002501         9.957810         49,947.8144
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.776439        12.180591          2,433.6947
  01/01/2011    to  12/31/2011       12.180591        11.959925          2,591.8252
  01/01/2012    to  12/31/2012       11.959925        13.464188          2,706.9911
  01/01/2013    to  12/31/2013       13.464188        13.401332          3,447.8178
  01/01/2014    to  12/31/2014       13.401332        13.352382          3,477.2677
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.436578        13.014582        631,072.1089
  01/01/2007    to  12/31/2007       13.014582        13.189874        580,432.8569
  01/01/2008    to  12/31/2008       13.189874         7.690011      1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645      1,377,800.6300
  01/01/2010    to  12/31/2010       10.048645        11.532589      1,270,822.2776
  01/01/2011    to  12/31/2011       11.532589        10.705026      1,182,424.8869
  01/01/2012    to  12/31/2012       10.705026        12.310273      1,093,355.7864
  01/01/2013    to  12/31/2013       12.310273        15.705375      1,029,994.3424
  01/01/2014    to  12/31/2014       15.705375        16.258835        883,453.2928
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105        10.447619       21,031.4366
  01/01/2013    to  12/31/2013       10.447619        11.770200       43,725.9168
  01/01/2014    to  12/31/2014       11.770200        12.713680       59,908.1512
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208         1.127695       25,245.8092
  01/01/2014    to  12/31/2014        1.127695         1.213787       35,437.2170
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450         6.172943      237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766      230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157      244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099      225,310.3343
  01/01/2012    to  12/31/2012       10.023099        11.738767      208,233.1479
  01/01/2013    to  12/31/2013       11.738767        10.987975      210,616.6069
  01/01/2014    to  12/31/2014       10.987975        10.118507      191,073.6889
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.170897        12.812338      466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005      468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392      353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297      331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935      304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532      283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042      268,894.1347
  01/01/2012    to  12/31/2012       12.663042        14.557637      244,703.1141
  01/01/2013    to  12/31/2013       14.557637        17.102618      217,722.1802
  01/01/2014    to  12/31/2014       17.102618        15.677116      193,591.8352
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.716826        10.011111       58,534.9431
  01/01/2006    to  12/31/2006       10.011111        10.687997       66,336.3304
  01/01/2007    to  12/31/2007       10.687997        13.000146       69,038.9889
  01/01/2008    to  12/31/2008       13.000146         6.818846       65,637.5654
  01/01/2009    to  12/31/2009        6.818846        10.564501       72,675.5000
  01/01/2010    to  12/31/2010       10.564501        13.746673       83,078.1180
  01/01/2011    to  12/31/2011       13.746673        12.605011       86,893.1584
  01/01/2012    to  12/31/2012       12.605011        13.568856       78,610.2070
  01/01/2013    to  12/31/2013       13.568856        18.583175       63,548.3696
  01/01/2014    to  12/31/2014       18.583175        18.492153       56,212.4415
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.248694        16.676933       10,305.5086
  01/01/2006    to  12/31/2006       16.676933        19.115723       25,997.4015
  01/01/2007    to  12/31/2007       19.115723        20.008676       22,834.5526
  01/01/2008    to  12/31/2008       20.008676        11.715866       21,171.3087
  01/01/2009    to  12/31/2009       11.715866        16.135099       22,277.3100
  01/01/2010    to  12/31/2010       16.135099        18.426604       26,652.5688
  01/01/2011    to  12/31/2011       18.426604        16.626982       25,584.7608
  01/01/2012    to  12/31/2012       16.626982        19.846361       24,930.8316
  01/01/2013    to  12/31/2013       19.846361        24.851865       36,836.1273
  01/01/2014    to  12/31/2014       24.851865        25.006332       33,669.3261
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.905742        18.684055       12,473.6892
  01/01/2007    to  12/31/2007       18.684055        18.836352       22,224.2986
  01/01/2008    to  12/31/2008       18.836352        10.701719       20,143.8381
  01/01/2009    to  12/31/2009       10.701719        13.821411       17,925.7300
  01/01/2010    to  12/31/2010       13.821411        14.622522       16,688.0760
  01/01/2011    to  04/29/2011       14.622522        16.309009            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         6.564751        3,300.0033
  01/01/2009    to  12/31/2009        6.564751         8.576608        6,987.2500
  01/01/2010    to  12/31/2010        8.576608         9.096055       13,252.8149
  01/01/2011    to  12/31/2011        9.096055         8.342866       38,087.7024
  01/01/2012    to  12/31/2012        8.342866        10.043648       33,956.7163
  01/01/2013    to  04/26/2013       10.043648        10.674053            0.0000
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999795         1.034873            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.650457        12.877885      206,528.0600
  01/01/2010    to  12/31/2010       12.877885        13.670777      229,233.6615
  01/01/2011    to  12/31/2011       13.670777        14.968220      191,616.4487
  01/01/2012    to  12/31/2012       14.968220        16.090627      185,076.7744
  01/01/2013    to  12/31/2013       16.090627        14.380845      185,475.4602
  01/01/2014    to  12/31/2014       14.380845        14.576603      157,584.3506
============   ==== ==========       =========        =========      ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.070302        12.158353        1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956        1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424        1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967          950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824        1,064,205.4200
  01/01/2010    to  12/31/2010       15.254824        16.255590        1,064,563.1497
  01/01/2011    to  12/31/2011       16.255590        16.521798        1,050,837.2854
  01/01/2012    to  12/31/2012       16.521798        17.783373          985,274.0488
  01/01/2013    to  12/31/2013       17.783373        17.183060          922,767.7111
  01/01/2014    to  12/31/2014       17.183060        17.636801          802,358.6414
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.010843        19.440490                0.0000
  01/01/2007    to  12/31/2007       19.440490        20.107937                0.0000
  01/01/2008    to  12/31/2008       20.107937        13.303438              422.3245
  01/01/2009    to  12/31/2009       13.303438        16.235601           93,222.4500
  01/01/2010    to  12/31/2010       16.235601        18.588562           84,743.0339
  01/01/2011    to  12/31/2011       18.588562        17.479629           79,978.7134
  01/01/2012    to  12/31/2012       17.479629        19.041561           69,843.8087
  01/01/2013    to  12/31/2013       19.041561        24.962649           59,788.0661
  01/01/2014    to  12/31/2014       24.962649        27.334742           52,226.7389
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.357010        11.804135          219,351.0393
  01/01/2006    to  12/31/2006       11.804135        12.772469          254,169.9468
  01/01/2007    to  12/31/2007       12.772469        12.540664          278,990.0395
  01/01/2008    to  12/31/2008       12.540664         7.361924          270,392.5777
  01/01/2009    to  05/01/2009        7.361924         7.276825                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.280518        18.976282            1,259.8377
  01/01/2007    to  12/31/2007       18.976282        19.934673            1,105.8896
  01/01/2008    to  12/31/2008       19.934673        17.527708            1,304.8099
  01/01/2009    to  12/31/2009       17.527708        22.980047            7,105.5900
  01/01/2010    to  12/31/2010       22.980047        25.394296            9,437.9967
  01/01/2011    to  12/31/2011       25.394296        25.925019            8,698.4399
  01/01/2012    to  12/31/2012       25.925019        28.505772            7,483.6631
  01/01/2013    to  12/31/2013       28.505772        28.515147            7,900.0696
  01/01/2014    to  12/31/2014       28.515147        29.378191            7,036.7936
============   ==== ==========       =========        =========        ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.761714        10.920777           2,891.9758
  01/01/2013    to  12/31/2013       10.920777        10.271969             456.9505
  01/01/2014    to  12/31/2014       10.271969        10.883696             420.3015
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816        10.745663             820.7364
  01/01/2014    to  12/31/2014       10.745663        11.500391             815.2693
============   ==== ==========       =========        =========       ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729         1.067415         105,220.1731
  01/01/2013    to  12/31/2013        1.067415         1.157842         145,342.8286
  01/01/2014    to  12/31/2014        1.157842         1.228877         102,186.4976
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.773942        10.510685       1,136,777.6500
  01/01/2010    to  12/31/2010       10.510685        11.621510       1,119,826.2723
  01/01/2011    to  12/31/2011       11.621510        11.570323       1,033,528.6087
  01/01/2012    to  12/31/2012       11.570323        12.861209         983,351.2189
  01/01/2013    to  12/31/2013       12.861209        14.308123         954,998.6951
  01/01/2014    to  12/31/2014       14.308123        14.914289         853,357.8596
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.076740         9.961190         476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872         392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482         363,056.2511
  01/01/2012    to  12/31/2012       10.800482        12.238157         350,212.5478
  01/01/2013    to  12/31/2013       12.238157        14.234775         388,287.4615
  01/01/2014    to  12/31/2014       14.234775        14.777130         272,643.6265
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.778007        48.665131         364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091         364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957         301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576         283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212         281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688         252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846         221,793.7791
  01/01/2012    to  12/31/2012       46.004846        53.463670         199,990.4817
  01/01/2013    to  12/31/2013       53.463670        70.456816         169,149.7215
  01/01/2014    to  12/31/2014       70.456816        78.625612         145,046.0384
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       47.658643        49.405839          980.0529
  01/01/2006    to  12/31/2006       49.405839        56.416590          893.3883
  01/01/2007    to  12/31/2007       56.416590        52.216062          927.5822
  01/01/2008    to  12/31/2008       52.216062        31.531321          871.7125
  01/01/2009    to  12/31/2009       31.531321        40.322043          625.0800
  01/01/2010    to  04/30/2010       40.322043        43.065273            0.0000
============   ==== ==========       =========        =========       ===========
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.003017         8.377402        1,790.7700
  01/01/2010    to  12/31/2010        8.377402         9.273180        8,112.7188
  01/01/2011    to  12/31/2011        9.273180         9.151405       12,188.8026
  01/01/2012    to  12/31/2012        9.151405        10.215357       14,708.7523
  01/01/2013    to  12/31/2013       10.215357        13.502469       14,657.5540
  01/01/2014    to  12/31/2014       13.502469        15.085751       13,868.9990
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.318846        15.428671        1,873.7348
  01/01/2006    to  12/31/2006       15.428671        17.666084        3,306.5965
  01/01/2007    to  12/31/2007       17.666084        19.153890        6,532.4971
  01/01/2008    to  12/31/2008       19.153890        10.520417        4,543.4481
  01/01/2009    to  12/31/2009       10.520417        12.631987        3,689.4100
  01/01/2010    to  12/31/2010       12.631987        13.297789        5,678.6974
  01/01/2011    to  12/31/2011       13.297789        10.462752        5,058.7844
  01/01/2012    to  12/31/2012       10.462752        12.302266        4,941.0733
  01/01/2013    to  12/31/2013       12.302266        13.953700       31,508.1897
  01/01/2014    to  12/31/2014       13.953700        13.286377       29,932.4997
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.578499        15.877502        2,795.5719
  01/01/2014    to  12/31/2014       15.877502        16.495086        1,177.5716
============   ==== ==========       =========        =========       ===========

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.029505        44.188654       74,302.8705
  01/01/2006    to  12/31/2006       44.188654        45.333507       92,692.1192
  01/01/2007    to  12/31/2007       45.333507        47.344271       59,039.2640
  01/01/2008    to  12/31/2008       47.344271        44.928249       55,411.6887
  01/01/2009    to  12/31/2009       44.928249        48.323937       64,201.7700
  01/01/2010    to  12/31/2010       48.323937        51.445814       66,130.7520
  01/01/2011    to  12/31/2011       51.445814        53.876982       63,984.3173
  01/01/2012    to  12/31/2012       53.876982        56.935146       55,387.1832
  01/01/2013    to  12/31/2013       56.935146        55.522287       53,495.4388
  01/01/2014    to  12/31/2014       55.522287        58.420361       45,760.5514
============   ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.885022        11.197009        1,749.3000
  01/01/2010    to  12/31/2010       11.197009        13.216624        4,640.0731
  01/01/2011    to  12/31/2011       13.216624        11.855434       15,061.1061
  01/01/2012    to  12/31/2012       11.855434        13.356475        6,030.7815
  01/01/2013    to  12/31/2013       13.356475        17.660136        5,583.5197
  01/01/2014    to  12/31/2014       17.660136        18.945178        3,746.6424
============   ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.402848        16.101595          143.4410
  01/01/2008    to  12/31/2008       16.101595         9.097531          155.2289
  01/01/2009    to  05/01/2009        9.097531         8.649652            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177        10.040284       44,106.0766
  01/01/2006    to  12/31/2006       10.040284        10.341366      339,207.9758
  01/01/2007    to  12/31/2007       10.341366        10.677005      201,616.3369
  01/01/2008    to  12/31/2008       10.677005        10.790988      715,282.3957
  01/01/2009    to  12/31/2009       10.790988        10.657244      464,993.6500
  01/01/2010    to  12/31/2010       10.657244        10.498571      414,275.1903
  01/01/2011    to  12/31/2011       10.498571        10.342686      764,619.1805
  01/01/2012    to  12/31/2012       10.342686        10.187859      552,563.7801
  01/01/2013    to  12/31/2013       10.187859        10.036175      433,344.9027
  01/01/2014    to  12/31/2014       10.036175         9.886750      354,479.8730
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.932521         9.942272            0.0000
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.748079        11.701673        432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868        514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866        368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624        322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049        297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261        262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387        247,284.9151
  01/01/2012    to  12/31/2012       12.065387        13.733793        391,427.4677
  01/01/2013    to  12/31/2013       13.733793        18.498998        341,449.7072
  01/01/2014    to  12/31/2014       18.498998        19.816928        276,563.6259
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        4.390890         4.037361              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.930965         8.605857        491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759        559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393        484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755        420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159        393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698        365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217        316,152.4774
  01/01/2012    to  04/27/2012        8.107217         9.117621              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.492241        11.101894        212,824.2154
  01/01/2008    to  12/31/2008       11.101894         6.418417        219,421.2715
  01/01/2009    to  12/31/2009        6.418417         8.199228        219,408.2500
  01/01/2010    to  12/31/2010        8.199228        10.609230        178,396.7417
  01/01/2011    to  12/31/2011       10.609230        10.738517        158,304.2922
  01/01/2012    to  12/31/2012       10.738517        11.730182        144,694.5167
  01/01/2013    to  12/31/2013       11.730182        17.146193        117,818.6091
  01/01/2014    to  12/31/2014       17.146193        17.048775         92,029.1881
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.707684        14.247829               0.0000
  01/01/2010    to  12/31/2010       14.247829        17.206447           4,284.8612
  01/01/2011    to  12/31/2011       17.206447        14.195811           2,370.6587
  01/01/2012    to  12/31/2012       14.195811        16.487030           1,014.9286
  01/01/2013    to  12/31/2013       16.487030        20.724638           8,150.1794
  01/01/2014    to  12/31/2014       20.724638        19.049295           8,913.2395
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.886487        14.152003           3,375.5696
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.249987        14.638826       2,597,379.5785
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.618221        11.135709         185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345         272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397         838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591         860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878       1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499         993,130.1217
  01/01/2012    to  12/31/2012       12.044499        13.158840       1,061,836.9462
  01/01/2013    to  12/31/2013       13.158840        14.139905         889,036.8909
  01/01/2014    to  04/25/2014       14.139905        14.251744               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.028614        11.580662         958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397       1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314       1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208       2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193       2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856       2,400,059.7351
  01/01/2012    to  12/31/2012       11.883856        13.156910       2,404,835.6729
  01/01/2013    to  12/31/2013       13.156910        14.804837       2,135,396.3557
  01/01/2014    to  04/25/2014       14.804837        14.865707               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.173438        15.705589       6,200,222.6909
============   ==== ==========       =========        =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.496890        12.100171        3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171        12.501027        4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027         8.381568        7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426        8,277,543.4200
  01/01/2010    to  12/31/2010       10.596426        11.856876        8,471,676.7238
  01/01/2011    to  12/31/2011       11.856876        11.481813        8,371,236.6921
  01/01/2012    to  12/31/2012       11.481813        12.885624        7,676,522.2950
  01/01/2013    to  12/31/2013       12.885624        15.158788        6,960,635.4078
  01/01/2014    to  04/25/2014       15.158788        15.175309                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.641492        16.283470        5,805,793.4610
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         7.028791          240,794.5202
  01/01/2009    to  12/31/2009        7.028791         8.901095          423,205.5200
  01/01/2010    to  12/31/2010        8.901095         9.649500          473,910.0378
  01/01/2011    to  12/31/2011        9.649500         9.338777          454,750.1250
  01/01/2012    to  12/31/2012        9.338777        10.682288          412,734.9681
  01/01/2013    to  04/26/2013       10.682288        11.496400                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.114755        12.758172        5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172        13.158195        6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195         8.053398        9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347        9,220,467.7200
  01/01/2010    to  12/31/2010       10.321347        11.742704        8,661,917.9530
  01/01/2011    to  12/31/2011       11.742704        11.120139        7,694,928.0420
  01/01/2012    to  12/31/2012       11.120139        12.675696        7,109,081.3262
  01/01/2013    to  12/31/2013       12.675696        15.722958        6,827,140.4029
  01/01/2014    to  04/25/2014       15.722958        15.654494                0.0000
============   ==== ==========       =========        =========        ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       39.276210        39.796170       46,848.0953
  01/01/2006    to  12/31/2006       39.796170        43.883806       53,098.2004
  01/01/2007    to  12/31/2007       43.883806        45.006877       51,939.8649
  01/01/2008    to  12/31/2008       45.006877        34.426851       49,857.3941
  01/01/2009    to  12/31/2009       34.426851        40.121884       52,419.7200
  01/01/2010    to  12/31/2010       40.121884        43.397388       51,325.7909
  01/01/2011    to  12/31/2011       43.397388        43.675633       46,782.1550
  01/01/2012    to  12/31/2012       43.675633        47.887220       41,962.0492
  01/01/2013    to  12/31/2013       47.887220        55.995706       37,413.6564
  01/01/2014    to  12/31/2014       55.995706        59.775624       33,619.9896
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.826896        11.029892        1,337.5785
  01/01/2009    to  12/31/2009       11.029892        13.102354       12,044.8900
  01/01/2010    to  12/31/2010       13.102354        14.350325       26,124.9891
  01/01/2011    to  12/31/2011       14.350325        14.227444       33,416.2084
  01/01/2012    to  12/31/2012       14.227444        16.301543       32,932.0225
  01/01/2013    to  12/31/2013       16.301543        21.741561      119,065.0672
  01/01/2014    to  12/31/2014       21.741561        23.680015      113,818.6660
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         6.595589       27,751.7725
  01/01/2009    to  12/31/2009        6.595589         8.114223       81,283.8900
  01/01/2010    to  12/31/2010        8.114223         8.874608      162,923.4627
  01/01/2011    to  12/31/2011        8.874608         8.694938      192,527.6359
  01/01/2012    to  12/31/2012        8.694938         9.756735      164,381.2023
  01/01/2013    to  04/26/2013        9.756735        10.684230            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.816384        24.729525       50,776.6449
  01/01/2014    to  12/31/2014       24.729525        24.288137       42,539.5102
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.565078        15.753095        9,231.8931
  01/01/2006    to  12/31/2006       15.753095        17.788034       15,288.6656
  01/01/2007    to  04/27/2007       17.788034        19.331836            0.0000
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  05/01/2006    to  12/31/2006       11.387288        12.052945               0.0000
  01/01/2007    to  04/27/2007       12.052945        13.309480               0.0000
============   ==== ==========       =========        =========       ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.605583        15.610081          81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441          83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003          74,735.6300
  01/01/2010    to  12/31/2010       12.782003        15.470184          70,260.6369
  01/01/2011    to  12/31/2011       15.470184        14.436229          57,994.0082
  01/01/2012    to  12/31/2012       14.436229        14.971828          55,239.1681
  01/01/2013    to  04/26/2013       14.971828        16.228423               0.0000
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.886592        18.773125             715.3678
  01/01/2011    to  12/31/2011       18.773125        15.410303           1,738.1691
  01/01/2012    to  12/31/2012       15.410303        15.571040           2,586.5781
  01/01/2013    to  12/31/2013       15.571040        16.988928           2,677.6384
  01/01/2014    to  12/31/2014       16.988928        13.585593           3,145.2744
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.894586        12.905737       1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670       1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968       1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576       1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607       1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184         973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965         894,456.8292
  01/01/2012    to  12/31/2012       12.049965        13.377280         809,670.5725
  01/01/2013    to  12/31/2013       13.377280        17.596592         699,262.9749
  01/01/2014    to  12/31/2014       17.596592        19.145478         596,848.1110
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.236617        13.758065       62,193.2345
  01/01/2006    to  12/31/2006       13.758065        16.107881       73,398.4950
  01/01/2007    to  12/31/2007       16.107881        16.372605       71,129.9347
  01/01/2008    to  12/31/2008       16.372605        11.105452       62,190.1508
  01/01/2009    to  12/31/2009       11.105452        13.943187       54,470.2500
  01/01/2010    to  12/31/2010       13.943187        15.467300       49,379.0478
  01/01/2011    to  12/31/2011       15.467300        15.530269       44,251.6284
  01/01/2012    to  12/31/2012       15.530269        18.251097       37,687.4699
  01/01/2013    to  12/31/2013       18.251097        23.807630       32,419.3950
  01/01/2014    to  12/31/2014       23.807630        26.422473       27,424.5813
============   ==== ==========       =========        =========       ===========

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.293226        14.274871        7,499.8053
  01/01/2006    to  12/31/2006       14.274871        18.024497        5,609.4322
  01/01/2007    to  12/31/2007       18.024497        20.351898        4,135.0796
  01/01/2008    to  12/31/2008       20.351898        11.949861          953.4015
  01/01/2009    to  12/31/2009       11.949861        15.912758          882.9200
  01/01/2010    to  12/31/2010       15.912758        17.683633          866.8424
  01/01/2011    to  12/31/2011       17.683633        16.238299          845.4581
  01/01/2012    to  12/31/2012       16.238299        18.470526          826.1057
  01/01/2013    to  12/31/2013       18.470526        21.644399          812.6321
  01/01/2014    to  12/31/2014       21.644399        21.382101          787.6282
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.640915        25.524411            0.0000
  01/01/2007    to  12/31/2007       25.524411        28.861300        4,394.7047
  01/01/2008    to  12/31/2008       28.861300        17.507013        5,232.3262
  01/01/2009    to  12/31/2009       17.507013        24.530121        8,875.0000
  01/01/2010    to  12/31/2010       24.530121        26.990087       11,733.1907
  01/01/2011    to  12/31/2011       26.990087        24.214193       18,252.5316
  01/01/2012    to  12/31/2012       24.214193        29.218868       18,217.6392
  01/01/2013    to  12/31/2013       29.218868        37.163951       18,641.5343
  01/01/2014    to  12/31/2014       37.163951        37.438790       16,948.3167
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.515648        15.937781           16.7023
  01/01/2009    to  12/31/2009       15.937781        25.311848          620.6900
  01/01/2010    to  12/31/2010       25.311848        30.509116        1,115.0407
  01/01/2011    to  12/31/2011       30.509116        24.289441        2,295.8170
  01/01/2012    to  12/31/2012       24.289441        28.261104        2,311.8733
  01/01/2013    to  12/31/2013       28.261104        35.695670        2,068.5992
  01/01/2014    to  12/31/2014       35.695670        35.892673        2,337.0081
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      162.724666        93.994729          344.3839
  01/01/2009    to  12/31/2009       93.994729       129.024577          361.4000
  01/01/2010    to  12/31/2010      129.024577       150.773987          840.0676
  01/01/2011    to  12/31/2011      150.773987       142.110181        2,200.0884
  01/01/2012    to  12/31/2012      142.110181       164.945713        2,060.5600
  01/01/2013    to  12/31/2013      164.945713       211.298539        2,183.2155
  01/01/2014    to  12/31/2014      211.298539       225.751612        2,137.3852
============   ==== ==========      ==========       ==========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       10.851748        11.771900        371,490.7625
  01/01/2006    to  12/31/2006       11.771900        14.077172        285,948.7640
  01/01/2007    to  12/31/2007       14.077172        16.001824        196,053.6713
  01/01/2008    to  12/31/2008       16.001824         9.393208        162,276.4491
  01/01/2009    to  12/31/2009        9.393208        12.674712        146,268.9000
  01/01/2010    to  12/31/2010       12.674712        13.529051        136,464.2161
  01/01/2011    to  12/31/2011       13.529051        11.904603        126,515.1475
  01/01/2012    to  12/31/2012       11.904603        13.857607        116,741.7349
  01/01/2013    to  12/31/2013       13.857607        16.778798        111,694.7970
  01/01/2014    to  12/31/2014       16.778798        14.681617        102,754.9015
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.203841        10.541615         59,524.5328
  01/01/2013    to  12/31/2013       10.541615        11.536399         36,221.8575
  01/01/2014    to  12/31/2014       11.536399        12.193645         33,023.3202
============   ==== ==========       =========        =========        ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996830         1.039332              0.0000
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.136121        11.531416         68,110.7451
  01/01/2013    to  12/31/2013       11.531416        10.969004         58,404.6156
  01/01/2014    to  12/31/2014       10.969004        11.232053         55,291.4275
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.959161        10.271320         75,800.2199
  01/01/2013    to  12/31/2013       10.271320        11.155889        159,477.3147
  01/01/2014    to  12/31/2014       11.155889        11.634125        274,070.3383
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.151781        17.828224         62,347.0700
  01/01/2010    to  12/31/2010       17.828224        20.322814         96,853.0405
  01/01/2011    to  12/31/2011       20.322814        20.480040         37,350.0527
  01/01/2012    to  12/31/2012       20.480040        23.499166         36,230.1210
  01/01/2013    to  12/31/2013       23.499166        25.297280         38,151.8512
  01/01/2014    to  12/31/2014       25.297280        25.728991         38,934.9059
============   ==== ==========       =========        =========        ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.043008         9.310030        272,766.8610
   01/01/2009                             to  12/31/2009        9.310030        12.350911        276,749.2300
   01/01/2010                             to  12/31/2010       12.350911        14.119798        240,895.6367
   01/01/2011                             to  12/31/2011       14.119798        13.126372        230,365.7004
   01/01/2012                             to  12/31/2012       13.126372        16.282280        207,750.3041
   01/01/2013                             to  12/31/2013       16.282280        16.600277        202,112.5575
   01/01/2014                             to  12/31/2014       16.600277        18.513524        214,136.9059
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        8.359225         7.569276        987,716.1050
   01/01/2012                             to  12/31/2012        7.569276         8.831514        889,674.6582
   01/01/2013                             to  12/31/2013        8.831514        12.661135        775,042.2623
   01/01/2014                             to  12/31/2014       12.661135        14.821679        715,108.2165
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       10.842241        11.412777        466,886.2052
   01/01/2006                             to  04/30/2006       11.412777        11.922161        460,018.0948
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.409254        11.148484        505,894.7644
   01/01/2007                             to  12/31/2007       11.148484        10.327747        357,208.5561
   01/01/2008                             to  12/31/2008       10.327747         4.614768        397,019.5508
   01/01/2009                             to  12/31/2009        4.614768         6.269067        404,485.0000
   01/01/2010                             to  12/31/2010        6.269067         6.625444        357,682.8321
   01/01/2011                             to  04/29/2011        6.625444         7.041458              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010688         1.046910        788,059.5045
   01/01/2013                             to  12/31/2013        1.046910         1.049991      1,179,380.9298
   01/01/2014                             to  12/31/2014        1.049991         1.091538      1,051,686.1128
=============                            ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357        163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052        261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694        250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190        268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080        248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672        304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871        259,017.2604
  01/01/2012    to  12/31/2012        9.903871        11.548197        212,872.4303
  01/01/2013    to  12/31/2013       11.548197        15.394522        214,901.5361
  01/01/2014    to  12/31/2014       15.394522        16.569280        202,506.1390
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.586938        25.094115        466,906.7623
  01/01/2006    to  12/31/2006       25.094115        27.717692        400,653.9647
  01/01/2007    to  12/31/2007       27.717692        27.452727        320,433.3148
  01/01/2008    to  12/31/2008       27.452727        16.548422        294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392        284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748        252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669        228,905.9807
  01/01/2012    to  12/31/2012       24.163669        27.286655        206,980.4171
  01/01/2013    to  12/31/2013       27.286655        35.009194        181,363.9431
  01/01/2014    to  12/31/2014       35.009194        37.794846        163,192.9543
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.887916        14.214885         66,910.7851
  01/01/2006    to  12/31/2006       14.214885        16.061724         60,290.1599
  01/01/2007    to  04/27/2007       16.061724        17.104722              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012743         1.048954         62,070.5999
  01/01/2013    to  12/31/2013        1.048954         1.146295        222,261.1257
  01/01/2014    to  12/31/2014        1.146295         1.207398        335,719.4931
============   ==== ==========       =========        =========        ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.217648         9.789482            592.4558
  01/01/2009    to  12/31/2009        9.789482        12.412346            589.9000
  01/01/2010    to  12/31/2010       12.412346        14.574072            875.1120
  01/01/2011    to  12/31/2011       14.574072        12.863440          1,843.1733
  01/01/2012    to  12/31/2012       12.863440        14.609750          1,476.4703
  01/01/2013    to  12/31/2013       14.609750        19.118072            911.1575
  01/01/2014    to  12/31/2014       19.118072        19.646881            888.9016
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.079057        17.068231        823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828        755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149        648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699        510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373        486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413        428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160        363,408.0986
  01/01/2012    to  12/31/2012       23.760160        26.421594        324,381.2024
  01/01/2013    to  12/31/2013       26.421594        28.090996        292,012.0085
  01/01/2014    to  12/31/2014       28.090996        28.994604        251,190.3341
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.887916        14.214885         66,910.7851
  01/01/2006    to  12/31/2006       14.214885        16.061724         60,290.1599
  01/01/2007    to  04/27/2007       16.061724        17.104722              0.0000
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2005    to  12/31/2005       11.138793        11.937104         34,686.6865
  01/01/2006    to  12/31/2006       11.937104        12.494493         30,835.0569
  01/01/2007    to  04/27/2007       12.494493        13.332392              0.0000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878         9.757096         91,632.1430
  01/01/2012    to  12/31/2012        9.757096        10.028733         72,506.4837
  01/01/2013    to  12/31/2013       10.028733         9.989104         87,393.6539
  01/01/2014    to  12/31/2014        9.989104         9.939505        114,407.0595
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.770512        12.170430          5,950.1434
  01/01/2011    to  12/31/2011       12.170430        11.943992         11,007.6424
  01/01/2012    to  12/31/2012       11.943992        13.439500          9,315.4374
  01/01/2013    to  12/31/2013       13.439500        13.370076         11,030.7084
  01/01/2014    to  12/31/2014       13.370076        13.314584          9,066.3898
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.427319        13.000581        825,320.3725
  01/01/2007    to  12/31/2007       13.000581        13.169061        841,388.5477
  01/01/2008    to  12/31/2008       13.169061         7.674018      1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737      1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114      1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773        936,437.0345
  01/01/2012    to  12/31/2012       10.666773        12.260127        839,062.7299
  01/01/2013    to  12/31/2013       12.260127        15.633590        777,351.3200
  01/01/2014    to  12/31/2014       15.633590        16.176434        616,866.3906
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.986072        10.438856         23,487.6249
  01/01/2013    to  12/31/2013       10.438856        11.754454         95,553.5466
  01/01/2014    to  12/31/2014       11.754454        12.690330         99,759.8163
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078945         1.127041              0.0000
  01/01/2014    to  12/31/2014        1.127041         1.212477         65,724.1605
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971         6.164667        364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869        410,476.1700
  01/01/2010    to  12/31/2010       10.254869        12.485909        410,275.0363
  01/01/2011    to  12/31/2011       12.485909         9.994683        382,555.7221
  01/01/2012    to  12/31/2012        9.994683        11.699610        353,069.8090
  01/01/2013    to  12/31/2013       11.699610        10.945850        349,212.7922
  01/01/2014    to  12/31/2014       10.945850        10.074676        351,407.3540
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.126240        12.759052        854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560        785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236        652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197        596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369        540,968.0700
  01/01/2010    to  12/31/2010       13.063369        14.336647        491,102.2681
  01/01/2011    to  12/31/2011       14.336647        12.610368        452,308.2946
  01/01/2012    to  12/31/2012       12.610368        14.497083        418,999.9565
  01/01/2013    to  12/31/2013       14.497083        17.025678        363,367.1525
  01/01/2014    to  12/31/2014       17.025678        15.598789        330,191.4479
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.698886         9.987647        178,636.5559
  01/01/2006    to  12/31/2006        9.987647        10.657629        151,577.3219
  01/01/2007    to  12/31/2007       10.657629        12.956695        138,882.9322
  01/01/2008    to  12/31/2008       12.956695         6.792639        126,998.1829
  01/01/2009    to  12/31/2009        6.792639        10.518643        120,262.9800
  01/01/2010    to  12/31/2010       10.518643        13.680173        111,543.7762
  01/01/2011    to  12/31/2011       13.680173        12.537777        100,444.8613
  01/01/2012    to  12/31/2012       12.537777        13.489703         89,032.0444
  01/01/2013    to  12/31/2013       13.489703        18.465551         80,258.1766
  01/01/2014    to  12/31/2014       18.465551        18.365921         71,105.6697
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.190605        16.603445            414.0341
  01/01/2006    to  12/31/2006       16.603445        19.022002          6,280.9643
  01/01/2007    to  12/31/2007       19.022002        19.900569          9,143.3551
  01/01/2008    to  12/31/2008       19.900569        11.646713          8,688.1437
  01/01/2009    to  12/31/2009       11.646713        16.031847          8,631.5600
  01/01/2010    to  12/31/2010       16.031847        18.299553          8,697.5393
  01/01/2011    to  12/31/2011       18.299553        16.504100          9,035.3661
  01/01/2012    to  12/31/2012       16.504100        19.689797          8,850.4002
  01/01/2013    to  12/31/2013       19.689797        24.643505         18,805.7270
  01/01/2014    to  12/31/2014       24.643505        24.784287         17,611.1672
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       15.426876        16.536666          5,945.3501
  01/01/2006    to  12/31/2006       16.536666        18.650066          7,401.7946
  01/01/2007    to  12/31/2007       18.650066        19.985768         12,642.5194
  01/01/2008    to  12/31/2008       19.985768        11.349048         11,111.0542
  01/01/2009    to  12/31/2009       11.349048        14.650123          9,563.6800
  01/01/2010    to  12/31/2010       14.650123        15.491531          8,579.4180
  01/01/2011    to  04/29/2011       15.491531        17.275432              0.0000
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         6.562488           2,663.6584
  01/01/2009    to  12/31/2009        6.562488         8.569370           4,737.5700
  01/01/2010    to  12/31/2010        8.569370         9.083842           6,520.8902
  01/01/2011    to  12/31/2011        9.083842         8.327508          19,779.6387
  01/01/2012    to  12/31/2012        8.327508        10.020125          17,419.4751
  01/01/2013    to  04/26/2013       10.020125        10.647362               0.0000
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999788         1.034516               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.615484        12.834995         462,144.7100
  01/01/2010    to  12/31/2010       12.834995        13.618440         474,352.0973
  01/01/2011    to  12/31/2011       13.618440        14.903492         444,779.5970
  01/01/2012    to  12/31/2012       14.903492        16.013001         422,754.5344
  01/01/2013    to  12/31/2013       16.013001        14.304314         328,697.5153
  01/01/2014    to  12/31/2014       14.304314        14.491787         288,900.9516
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.022053        12.103714       1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484       1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600       1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402       1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905       1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905        16.142116       1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116        16.398294       1,192,865.4435
  01/01/2012    to  12/31/2012       16.398294        17.641576       1,145,734.6700
  01/01/2013    to  12/31/2013       17.641576        17.037533       1,046,588.4881
  01/01/2014    to  12/31/2014       17.037533        17.478695         876,449.6340
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.900934        19.315452             297.5903
  01/01/2007    to  12/31/2007       19.315452        19.968564             296.0240
  01/01/2008    to  12/31/2008       19.968564        13.204595             293.5339
  01/01/2009    to  12/31/2009       13.204595        16.106921          44,833.3200
  01/01/2010    to  12/31/2010       16.106921        18.432029          38,349.7564
  01/01/2011    to  12/31/2011       18.432029        17.323792          35,585.8832
  01/01/2012    to  12/31/2012       17.323792        18.862322          33,393.9142
  01/01/2013    to  12/31/2013       18.862322        24.715332          29,404.3688
  01/01/2014    to  12/31/2014       24.715332        27.050404          27,038.4840
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.341842        11.782494        184,554.5275
  01/01/2006    to  12/31/2006       11.782494        12.742697        180,788.2114
  01/01/2007    to  12/31/2007       12.742697        12.505142        211,505.2505
  01/01/2008    to  12/31/2008       12.505142         7.337382        194,297.1720
  01/01/2009    to  05/01/2009        7.337382         7.251359              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.172616        18.858020              0.0000
  01/01/2007    to  12/31/2007       18.858020        19.800484              0.0000
  01/01/2008    to  12/31/2008       19.800484        17.400998          2,947.4451
  01/01/2009    to  12/31/2009       17.400998        22.802536          2,934.5000
  01/01/2010    to  12/31/2010       22.802536        25.185555          3,299.1651
  01/01/2011    to  12/31/2011       25.185555        25.699107          4,190.1282
  01/01/2012    to  12/31/2012       25.699107        28.243184          4,173.0994
  01/01/2013    to  12/31/2013       28.243184        28.238359          3,605.2230
  01/01/2014    to  12/31/2014       28.238359        29.078492          3,494.9556
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.756296        10.911620          6,476.7238
  01/01/2013    to  12/31/2013       10.911620        10.258227              0.0000
  01/01/2014    to  12/31/2014       10.258227        10.863707            786.7459
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215677        10.741899          2,754.7806
  01/01/2014    to  12/31/2014       10.741899        11.490620          7,922.8233
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721         1.067048        102,507.6832
  01/01/2013    to  12/31/2013        1.067048         1.156866         90,431.3613
  01/01/2014    to  12/31/2014        1.156866         1.227228        121,820.1471
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.758179        10.488347        232,249.8700
  01/01/2010    to  12/31/2010       10.488347        11.591023        287,201.3153
  01/01/2011    to  12/31/2011       11.591023        11.534218        240,756.1157
  01/01/2012    to  12/31/2012       11.534218        12.814640        200,506.0584
  01/01/2013    to  12/31/2013       12.814640        14.249194        159,708.6713
  01/01/2014    to  12/31/2014       14.249194        14.845443        154,433.3538
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.062226         9.940016       78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483      207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774      210,262.8165
  01/01/2012    to  12/31/2012       10.766774        12.193838      170,007.8619
  01/01/2013    to  12/31/2013       12.193838        14.176143      116,431.9234
  01/01/2014    to  12/31/2014       14.176143        14.708912      157,390.2312
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       47.094351        48.076720      109,490.5367
  01/01/2006    to  12/31/2006       48.076720        55.873170       98,312.9154
  01/01/2007    to  12/31/2007       55.873170        57.217089       78,541.9271
  01/01/2008    to  12/31/2008       57.217089        35.945369       70,664.6477
  01/01/2009    to  12/31/2009       35.945369        42.001620       65,317.6500
  01/01/2010    to  12/31/2010       42.001620        48.521828       57,080.8793
  01/01/2011    to  12/31/2011       48.521828        45.976848       51,302.4826
  01/01/2012    to  12/31/2012       45.976848        53.537308       46,173.8147
  01/01/2013    to  12/31/2013       53.537308        70.684477       39,999.8555
  01/01/2014    to  12/31/2014       70.684477        79.038744       35,023.3800
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.587002        48.446417      598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289      551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185      486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814      411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431      395,436.6000
  01/01/2010    to  12/31/2010       41.928431        48.309957      368,915.5742
  01/01/2011    to  12/31/2011       48.309957        45.660800      327,734.0317
  01/01/2012    to  12/31/2012       45.660800        53.037202      287,622.0925
  01/01/2013    to  12/31/2013       53.037202        69.859904      250,679.3885
  01/01/2014    to  12/31/2014       69.859904        77.920551      217,560.0163
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.269782        12.713260        9,790.8194
  01/01/2006    to  12/31/2006       12.713260        14.510053        9,760.3126
  01/01/2007    to  12/31/2007       14.510053        13.422945        8,721.9245
  01/01/2008    to  12/31/2008       13.422945         8.101541        8,459.1850
  01/01/2009    to  12/31/2009        8.101541        10.355020        8,711.8200
  01/01/2010    to  04/30/2010       10.355020        11.057691            0.0000
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.075043         7.985522        911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710        906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240        663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290        573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937        597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880        562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799        503,082.1328
  01/01/2012    to  12/31/2012       10.001799        11.194572        449,918.8428
  01/01/2013    to  12/31/2013       11.194572        15.054336        415,092.9530
  01/01/2014    to  12/31/2014       15.054336        16.716356        319,662.6802
============   ==== ==========       =========        =========        ============
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        6.964178         8.328199              0.0000
  01/01/2010    to  12/31/2010        8.328199         9.214113          2,302.4146
  01/01/2011    to  12/31/2011        9.214113         9.088580          4,556.9248
  01/01/2012    to  12/31/2012        9.088580        10.140135          4,865.2644
  01/01/2013    to  12/31/2013       10.140135        13.396351          4,543.1584
  01/01/2014    to  12/31/2014       13.396351        14.959715          4,282.2193
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.648163        16.960108        122,497.7134
  01/01/2006    to  12/31/2006       16.960108        19.409923         90,858.7149
  01/01/2007    to  12/31/2007       19.409923        21.034015         58,372.0478
  01/01/2008    to  12/31/2008       21.034015        11.547289         53,674.1681
  01/01/2009    to  12/31/2009       11.547289        13.858037         56,566.5300
  01/01/2010    to  12/31/2010       13.858037        14.581182         49,731.5591
  01/01/2011    to  12/31/2011       14.581182        11.466803         50,886.1046
  01/01/2012    to  12/31/2012       11.466803        13.476078         52,961.8014
  01/01/2013    to  12/31/2013       13.476078        15.277449        192,488.4935
  01/01/2014    to  12/31/2014       15.277449        14.539548        187,807.2959
============   ==== ==========       =========        =========        ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.459002        15.757749         36,995.0079
  01/01/2014    to  12/31/2014       15.757749        16.362498         40,853.4368
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       43.554407        43.697348          42,002.0432
  01/01/2006    to  12/31/2006       43.697348        44.807124          29,860.4135
  01/01/2007    to  12/31/2007       44.807124        46.771027          13,273.4790
  01/01/2008    to  12/31/2008       46.771027        44.362024          14,874.9784
  01/01/2009    to  12/31/2009       44.362024        47.691089          12,880.0500
  01/01/2010    to  12/31/2010       47.691089        50.746727          12,329.1861
  01/01/2011    to  12/31/2011       50.746727        53.118389          14,461.8272
  01/01/2012    to  12/31/2012       53.118389        56.105308          14,721.0168
  01/01/2013    to  12/31/2013       56.105308        54.685705          15,254.1241
  01/01/2014    to  12/31/2014       54.685705        57.511374          15,367.9291
============   ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.824883        11.117560          20,068.7100
  01/01/2010    to  12/31/2010       11.117560        13.116297          14,817.2674
  01/01/2011    to  12/31/2011       13.116297        11.759572          14,746.4019
  01/01/2012    to  12/31/2012       11.759572        13.241824          15,313.4279
  01/01/2013    to  12/31/2013       13.241824        17.499801          15,534.9852
  01/01/2014    to  12/31/2014       17.499801        18.763797          12,650.2157
============   ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.314028        16.003372          21,720.7189
  01/01/2008    to  12/31/2008       16.003372         9.037492          16,380.6371
  01/01/2009    to  05/01/2009        9.037492         8.591140               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329       2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094       1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239       1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326         942,625.3766
  01/01/2012    to  12/31/2012       10.265326        10.106578       1,086,706.2707
  01/01/2013    to  12/31/2013       10.106578         9.951130         792,241.1538
  01/01/2014    to  12/31/2014        9.951130         9.798073         728,579.0273
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.892782         9.900879               0.0000
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.723681        11.668521        447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506        502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182        451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513        433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236        363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181        344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148        324,999.5625
  01/01/2012    to  12/31/2012       11.995148        13.646987        544,829.0387
  01/01/2013    to  12/31/2013       13.646987        18.372896        462,359.5514
  01/01/2014    to  12/31/2014       18.372896        19.672009        405,129.0160
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       12.078039        11.103774              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.897927         8.567167        815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212        844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981        762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980        679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918        545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415        492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579        434,488.9432
  01/01/2012    to  04/27/2012        8.046579         9.047954              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.457777        11.064882         57,726.9769
  01/01/2008    to  12/31/2008       11.064882         6.393804         44,227.0586
  01/01/2009    to  12/31/2009        6.393804         8.163706         39,882.1000
  01/01/2010    to  12/31/2010        8.163706        10.557998         34,064.2697
  01/01/2011    to  12/31/2011       10.557998        10.681332         30,396.0044
  01/01/2012    to  12/31/2012       10.681332        11.661856         27,647.4458
  01/01/2013    to  12/31/2013       11.661856        17.037814         27,114.5290
  01/01/2014    to  12/31/2014       17.037814        16.932545         23,360.3662
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.704953        14.239504               0.0000
  01/01/2010    to  12/31/2010       14.239504        17.187816           3,017.5166
  01/01/2011    to  12/31/2011       17.187816        14.173361           5,191.3554
  01/01/2012    to  12/31/2012       14.173361        16.452693           5,247.6354
  01/01/2013    to  12/31/2013       16.452693        20.671154           8,103.1670
  01/01/2014    to  12/31/2014       20.671154        18.990638           6,421.8870
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.760325        14.018688           3,221.2296
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.356889        14.743659       4,407,926.8676
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.610312        11.123726         823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009       1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519       2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254       2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937       2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477       2,115,155.9229
  01/01/2012    to  12/31/2012       12.001477        13.105255       2,297,530.1270
  01/01/2013    to  12/31/2013       13.105255        14.075290       1,879,942.8260
  01/01/2014    to  04/25/2014       14.075290        14.184385               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.020400        11.568201       2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278       3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057       3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096       3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096        12.040052       3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052        11.841405       3,935,094.1230
  01/01/2012    to  12/31/2012       11.841405        13.103329       3,530,442.6122
  01/01/2013    to  12/31/2013       13.103329        14.737182       3,171,181.0548
  01/01/2014    to  04/25/2014       14.737182        14.795444               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.764283        15.276918       7,087,722.8999
============   ==== ==========       =========        =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.488328        12.087152        7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152        12.481300        9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300         8.364141       10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112       10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112        11.820410        9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410        11.440794        9,159,590.7551
  01/01/2012    to  12/31/2012       11.440794        12.833143        8,345,063.0100
  01/01/2013    to  12/31/2013       12.833143        15.089511        7,600,157.5873
  01/01/2014    to  04/25/2014       15.089511        15.103578                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.737691        15.337387        9,384,594.2136
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         7.026370          586,127.7145
  01/01/2009    to  12/31/2009        7.026370         8.893585          877,303.5700
  01/01/2010    to  12/31/2010        8.893585         9.636546        1,095,803.9949
  01/01/2011    to  12/31/2011        9.636546         9.321590          950,200.6864
  01/01/2012    to  12/31/2012        9.321590        10.657275          978,490.6907
  01/01/2013    to  04/26/2013       10.657275        11.467659                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.105734        12.744446        8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446        13.137431       11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585       11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407       10,438,656.6604
  01/01/2012    to  12/31/2012       11.080407        12.624065        9,999,961.7509
  01/01/2013    to  12/31/2013       12.624065        15.651096       10,020,906.3295
  01/01/2014    to  04/25/2014       15.651096        15.580490                0.0000
============   ==== ==========       =========        =========       ===============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.447329        11.593093       68,773.2473
  01/01/2006    to  12/31/2006       11.593093        12.777498       67,553.7176
  01/01/2007    to  12/31/2007       12.777498        13.097912       75,175.2006
  01/01/2008    to  12/31/2008       13.097912        10.013885       67,779.8134
  01/01/2009    to  12/31/2009       10.013885        11.664595       68,068.3900
  01/01/2010    to  12/31/2010       11.664595        12.610579       66,611.3850
  01/01/2011    to  12/31/2011       12.610579        12.685108       56,327.6986
  01/01/2012    to  12/31/2012       12.685108        13.901334       53,846.7338
  01/01/2013    to  12/31/2013       13.901334        16.247055       46,624.5283
  01/01/2014    to  12/31/2014       16.247055        17.335128       42,390.8038
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.749741        10.972398            0.0000
  01/01/2009    to  12/31/2009       10.972398        13.027544        2,642.5200
  01/01/2010    to  12/31/2010       13.027544        14.261268        8,802.4312
  01/01/2011    to  12/31/2011       14.261268        14.132100       17,344.5879
  01/01/2012    to  12/31/2012       14.132100        16.184171       16,364.2397
  01/01/2013    to  12/31/2013       16.184171        21.574246       97,607.7969
  01/01/2014    to  12/31/2014       21.574246        23.486045       91,526.4498
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         6.593315       37,172.7960
  01/01/2009    to  12/31/2009        6.593315         8.107374      132,880.4000
  01/01/2010    to  12/31/2010        8.107374         8.862691      172,740.9336
  01/01/2011    to  12/31/2011        8.862691         8.678933      201,264.2905
  01/01/2012    to  12/31/2012        8.678933         9.733885      173,253.4134
  01/01/2013    to  04/26/2013        9.733885        10.657517            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.689669        24.563132       61,532.2303
  01/01/2014    to  12/31/2014       24.563132        24.112658       55,751.6903
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.265910        17.583892       11,654.3965
  01/01/2006    to  12/31/2006       17.583892        19.845430        9,725.1508
  01/01/2007    to  04/27/2007       19.845430        21.564278            0.0000
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  05/01/2006    to  12/31/2006       11.381396        12.042715            0.0000
  01/01/2007    to  04/27/2007       12.042715        13.296019            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.529364        15.537282      137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452      122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651      133,468.2100
  01/01/2010    to  12/31/2010       12.709651        15.374940      133,230.1827
  01/01/2011    to  12/31/2011       15.374940        14.340195      101,338.5884
  01/01/2012    to  12/31/2012       14.340195        14.864760       84,563.8075
  01/01/2013    to  04/26/2013       14.864760        16.109809            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.989635        12.552755      246,302.6888
  01/01/2006    to  12/31/2006       12.552755        13.952471      439,265.1349
  01/01/2007    to  12/31/2007       13.952471        15.000316      264,461.4917
  01/01/2008    to  12/31/2008       15.000316         8.565889      235,877.1157
  01/01/2009    to  12/31/2009        8.565889        12.063953      196,474.3600
  01/01/2010    to  12/31/2010       12.063953        13.867398      197,226.7222
  01/01/2011    to  12/31/2011       13.867398        13.472232      165,852.1545
  01/01/2012    to  12/31/2012       13.472232        15.740985      147,469.2941
  01/01/2013    to  12/31/2013       15.740985        21.507664      251,683.9892
  01/01/2014    to  12/31/2014       21.507664        23.045926      246,563.2527
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.045836        14.222221       53,148.5530
  01/01/2006    to  12/31/2006       14.222221        14.512166       51,763.9701
  01/01/2007    to  12/31/2007       14.512166        15.649804       44,635.1328
  01/01/2008    to  12/31/2008       15.649804         9.812323       39,934.8018
  01/01/2009    to  12/31/2009        9.812323        13.394095       39,050.9400
  01/01/2010    to  12/31/2010       13.394095        17.759636       33,415.7570
  01/01/2011    to  12/31/2011       17.759636        17.740102       33,114.5954
  01/01/2012    to  12/31/2012       17.740102        20.244507       29,657.2940
  01/01/2013    to  12/31/2013       20.244507        28.738078       23,834.4772
  01/01/2014    to  12/31/2014       28.738078        30.176753       21,215.6751
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.874637        18.752786           6,699.3213
  01/01/2011    to  12/31/2011       18.752786        15.385924           7,572.2550
  01/01/2012    to  12/31/2012       15.385924        15.538597           7,769.1703
  01/01/2013    to  12/31/2013       15.538597        16.945060          15,135.0075
  01/01/2014    to  12/31/2014       16.945060        13.543729          19,102.5613
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051       1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860       1,027,299.5651
  01/01/2012    to  12/31/2012       11.959860        13.270583         935,096.9332
  01/01/2013    to  12/31/2013       13.270583        17.447529         772,027.7312
  01/01/2014    to  12/31/2014       17.447529        18.973811         645,530.0514
============   ==== ==========       =========        =========       ==============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.239350        13.754048          10,394.7453
  01/01/2006    to  12/31/2006       13.754048        16.095153          10,706.5191
  01/01/2007    to  12/31/2007       16.095153        16.351444          16,964.8316
  01/01/2008    to  12/31/2008       16.351444        11.085529          15,194.6944
  01/01/2009    to  12/31/2009       11.085529        13.911220          11,193.7600
  01/01/2010    to  12/31/2010       13.911220        15.424136           9,977.3437
  01/01/2011    to  12/31/2011       15.424136        15.479208           9,092.1975
  01/01/2012    to  12/31/2012       15.479208        18.181958           8,330.8612
  01/01/2013    to  12/31/2013       18.181958        23.705602           7,068.1518
  01/01/2014    to  12/31/2014       23.705602        26.296098           5,352.1641
============   ==== ==========       =========        =========       ==============

CLASS B





                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.247186        14.207240       47,755.8352
  01/01/2006    to  12/31/2006       14.207240        17.921227       50,790.8117
  01/01/2007    to  12/31/2007       17.921227        20.214957       36,880.8166
  01/01/2008    to  12/31/2008       20.214957        11.857530       29,471.1785
  01/01/2009    to  12/31/2009       11.857530        15.774029       19,369.0000
  01/01/2010    to  12/31/2010       15.774029        17.511963       14,011.0783
  01/01/2011    to  12/31/2011       17.511963        16.064605       13,543.8777
  01/01/2012    to  12/31/2012       16.064605        18.254602       12,162.0005
  01/01/2013    to  12/31/2013       18.254602        21.370000        9,093.5691
  01/01/2014    to  12/31/2014       21.370000        21.089918        8,808.5184
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.406932        25.278856        1,475.4841
  01/01/2007    to  12/31/2007       25.278856        28.554934       13,506.2041
  01/01/2008    to  12/31/2008       28.554934        17.303773       18,245.0621
  01/01/2009    to  12/31/2009       17.303773        24.221121       21,831.2200
  01/01/2010    to  12/31/2010       24.221121        26.623489       26,186.3861
  01/01/2011    to  12/31/2011       26.623489        23.861454       25,349.4634
  01/01/2012    to  12/31/2012       23.861454        28.764307       27,898.0226
  01/01/2013    to  12/31/2013       28.764307        36.549240       28,790.1235
  01/01/2014    to  12/31/2014       36.549240        36.782723       26,646.8490
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.201952        15.768416          402.3475
  01/01/2009    to  12/31/2009       15.768416        25.017855        2,141.7700
  01/01/2010    to  12/31/2010       25.017855        30.124654        3,499.7678
  01/01/2011    to  12/31/2011       30.124654        23.959400        4,221.0181
  01/01/2012    to  12/31/2012       23.959400        27.849093        5,696.5579
  01/01/2013    to  12/31/2013       27.849093        35.140140        5,274.2630
  01/01/2014    to  12/31/2014       35.140140        35.298744        4,801.3951
============   ==== ==========       =========        =========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       158.828273       91.681703        1,257.7424
  01/01/2009    to  12/31/2009        91.681703      125.723749        2,250.9600
  01/01/2010    to  12/31/2010       125.723749      146.770040        5,025.9823
  01/01/2011    to  12/31/2011       146.770040      138.198287        5,454.0285
  01/01/2012    to  12/31/2012       138.198287      160.244109        5,654.6641
  01/01/2013    to  12/31/2013       160.244109      205.070632        5,158.0900
  01/01/2014    to  12/31/2014       205.070632      218.878686        4,641.7582
============   ==== ==========       ==========      ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005        10.811123       11.716144      545,087.2610
  01/01/2006    to  12/31/2006        11.716144       13.996535      522,118.4870
  01/01/2007    to  12/31/2007        13.996535       15.894176      307,514.3107
  01/01/2008    to  12/31/2008        15.894176        9.320644      240,638.8416
  01/01/2009    to  12/31/2009         9.320644       12.564228      247,392.2000
  01/01/2010    to  12/31/2010        12.564228       13.397728      250,146.9904
  01/01/2011    to  12/31/2011        13.397728       11.777274      200,705.6958
  01/01/2012    to  12/31/2012        11.777274       13.695616      185,396.1462
  01/01/2013    to  12/31/2013        13.695616       16.566096      177,717.7887
  01/01/2014    to  12/31/2014        16.566096       14.480996      166,212.3351
============   ==== ==========       ==========      ==========      ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.193556       10.523925       23,150.1404
  01/01/2013    to  12/31/2013        10.523925       11.505530       36,296.3676
  01/01/2014    to  12/31/2014        11.505530       12.148862       38,075.9934
============   ==== ==========       ==========      ==========      ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014         0.996816        1.038614            0.0000
============   ==== ==========       ==========      ==========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        11.124600       11.511758       50,000.7473
  01/01/2013    to  12/31/2013        11.511758       10.939356       48,950.7582
  01/01/2014    to  12/31/2014        10.939356       11.190495       39,458.9681
============   ==== ==========       ==========      ==========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         9.949122       10.254082       40,627.4999
  01/01/2013    to  12/31/2013        10.254082       11.126036       98,345.1228
  01/01/2014    to  12/31/2014        11.126036       11.591394       97,126.7225
============   ==== ==========       ==========      ==========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.973394        17.591890       17,794.7400
  01/01/2010    to  12/31/2010       17.591890        20.033380       46,153.6390
  01/01/2011    to  12/31/2011       20.033380        20.168240       30,105.1747
  01/01/2012    to  12/31/2012       20.168240        23.118155       34,319.3431
  01/01/2013    to  12/31/2013       23.118155        24.862243       45,700.9973
  01/01/2014    to  12/31/2014       24.862243        25.261255       44,085.8275
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.975049         9.266596      283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998      264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858      235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028      215,937.4181
  01/01/2012    to  12/31/2012       13.026028        16.141583      204,531.3882
  01/01/2013    to  12/31/2013       16.141583        16.440377      185,105.4259
  01/01/2014    to  12/31/2014       16.440377        18.316874      172,852.7576
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.275005         7.488041      959,691.6583
  01/01/2012    to  12/31/2012        7.488041         8.727953      829,658.2845
  01/01/2013    to  12/31/2013        8.727953        12.500172      705,742.6383
  01/01/2014    to  12/31/2014       12.500172        14.618625      624,157.2520
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND,
INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.813315        11.370986      275,435.2714
  01/01/2006    to  04/30/2006       11.370986        11.874667      267,085.5308
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.404063        11.135542      274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387      214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138      213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944      197,464.6700
  01/01/2010    to  12/31/2010        6.242944         6.591246      197,210.7906
  01/01/2011    to  04/29/2011        6.591246         7.002829            0.0000
============   ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010672         1.046190      669,786.3310
  01/01/2013    to  12/31/2013        1.046190         1.048221      504,790.7826
  01/01/2014    to  12/31/2014        1.048221         1.088609      425,075.7141
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209        308,485.8477
  01/01/2012    to  12/31/2012        9.843209        11.474433        247,968.6637
  01/01/2013    to  12/31/2013       11.474433        15.281396        261,124.0450
  01/01/2014    to  12/31/2014       15.281396        16.431078        233,052.5696
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.498662        24.975286        819,096.4932
  01/01/2006    to  12/31/2006       24.975286        27.558940        756,528.8061
  01/01/2007    to  12/31/2007       27.558940        27.268055        637,582.4729
  01/01/2008    to  12/31/2008       27.268055        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232        376,060.7178
  01/01/2012    to  12/31/2012       23.905232        26.967694        331,954.8656
  01/01/2013    to  12/31/2013       26.967694        34.565396        282,119.9241
  01/01/2014    to  12/31/2014       34.565396        37.278435        247,815.7705
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.864733        14.177012         97,821.4361
  01/01/2006    to  12/31/2006       14.177012        16.002966        108,458.7611
  01/01/2007    to  04/27/2007       16.002966        17.036598              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012726         1.048233        253,930.9724
  01/01/2013    to  12/31/2013        1.048233         1.144363        340,694.7303
  01/01/2014    to  12/31/2014        1.144363         1.204158        373,318.1139
============   ==== ==========       =========        =========        ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.178168         9.753617            353.1440
  01/01/2009    to  12/31/2009        9.753617        12.354505            559.3000
  01/01/2010    to  12/31/2010       12.354505        14.491671          8,106.8239
  01/01/2011    to  12/31/2011       14.491671        12.777942         10,242.7930
  01/01/2012    to  12/31/2012       12.777942        14.498066         12,659.4681
  01/01/2013    to  12/31/2013       14.498066        18.952975         12,055.3217
  01/01/2014    to  12/31/2014       18.952975        19.457746          6,831.9918
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.014558        16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141        1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056        1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076          875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701          788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466          714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333          631,248.8694
  01/01/2012    to  12/31/2012       23.505333        26.111964          576,708.8517
  01/01/2013    to  12/31/2013       26.111964        27.734056          500,702.0517
  01/01/2014    to  12/31/2014       27.734056        28.597570          459,829.4242
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.864733        14.177012           97,821.4361
  01/01/2006    to  12/31/2006       14.177012        16.002966          108,458.7611
  01/01/2007    to  04/27/2007       16.002966        17.036598                0.0000
============   ==== ==========       =========        =========        ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2005    to  12/31/2005       11.097097        11.880570          115,484.0864
  01/01/2006    to  12/31/2006       11.880570        12.422921          105,707.2667
  01/01/2007    to  04/27/2007       12.422921        13.251701                0.0000
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493          100,515.5377
  01/01/2012    to  12/31/2012        9.750493        10.011875           99,181.1616
  01/01/2013    to  12/31/2013       10.011875         9.962344          129,648.9158
  01/01/2014    to  12/31/2014        9.962344         9.902968          132,106.8158
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.758658        12.150119              373.6083
  01/01/2011    to  12/31/2011       12.150119        11.912168                0.0000
  01/01/2012    to  12/31/2012       11.912168        13.390224                0.0000
  01/01/2013    to  12/31/2013       13.390224        13.307738                0.0000
  01/01/2014    to  12/31/2014       13.307738        13.239254                0.0000
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.408821        12.972623        932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531        801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126      1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104      1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466      1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647      1,475,021.8225
  01/01/2012    to  12/31/2012       10.590647        12.160401      1,278,085.9257
  01/01/2013    to  12/31/2013       12.160401        15.490933      1,155,739.8757
  01/01/2014    to  12/31/2014       15.490933        16.012798      1,011,415.4208
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.976006        10.421339         59,460.1030
  01/01/2013    to  12/31/2013       10.421339        11.723002        112,796.5477
  01/01/2014    to  12/31/2014       11.723002        12.643725        123,840.1809
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078419         1.125733        129,725.2076
  01/01/2014    to  12/31/2014        1.125733         1.209859        137,530.2281
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056         6.148147        299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171        519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597        536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069        323,403.4527
  01/01/2012    to  12/31/2012        9.938069        11.621652        288,183.6798
  01/01/2013    to  12/31/2013       11.621652        10.862041        274,993.3699
  01/01/2014    to  12/31/2014       10.862041         9.987536        275,583.2739
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.084222        12.698204      1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203      1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923      1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772        996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129        923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054        879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782        811,492.2697
  01/01/2012    to  12/31/2012       12.484782        14.338294        687,157.9602
  01/01/2013    to  12/31/2013       14.338294        16.822371        610,656.1413
  01/01/2014    to  12/31/2014       16.822371        15.397104        578,378.3784
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.662589         9.940352        312,261.9803
  01/01/2006    to  12/31/2006        9.940352        10.596585        294,259.9442
  01/01/2007    to  12/31/2007       10.596585        12.869538        259,720.8437
  01/01/2008    to  12/31/2008       12.869538         6.740158        216,898.3079
  01/01/2009    to  12/31/2009        6.740158        10.426948        204,011.0200
  01/01/2010    to  12/31/2010       10.426948        13.547381        226,159.9724
  01/01/2011    to  12/31/2011       13.547381        12.403682        192,479.8321
  01/01/2012    to  12/31/2012       12.403682        13.332013        172,098.7118
  01/01/2013    to  12/31/2013       13.332013        18.231471        154,467.2395
  01/01/2014    to  12/31/2014       18.231471        18.114972        135,975.3189
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.075179        16.457492          6,398.4830
  01/01/2006    to  12/31/2006       16.457492        18.836003         22,835.9704
  01/01/2007    to  12/31/2007       18.836003        19.686179         27,297.4513
  01/01/2008    to  12/31/2008       19.686179        11.509665         20,912.6683
  01/01/2009    to  12/31/2009       11.509665        15.827360         19,232.9800
  01/01/2010    to  12/31/2010       15.827360        18.048102         23,318.7416
  01/01/2011    to  12/31/2011       18.048102        16.261067         21,651.3021
  01/01/2012    to  12/31/2012       16.261067        19.380368         19,587.9286
  01/01/2013    to  12/31/2013       19.380368        24.231996         46,423.7834
  01/01/2014    to  12/31/2014       24.231996        24.346062         41,009.0834
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       15.369147        16.458365         17,116.1759
  01/01/2006    to  12/31/2006       16.458365        19.720558         27,860.5634
  01/01/2007    to  12/31/2007       19.720558        19.851342         36,784.8167
  01/01/2008    to  12/31/2008       19.851342        11.261386         34,265.6031
  01/01/2009    to  12/31/2009       11.261386        14.522432         30,273.0700
  01/01/2010    to  12/31/2010       14.522432        15.341169         27,594.6962
  01/01/2011    to  04/29/2011       15.341169        17.102182              0.0000
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         6.557963           9,215.5822
  01/01/2009    to  12/31/2009        6.557963         8.554902          14,337.9900
  01/01/2010    to  12/31/2010        8.554902         9.059448          25,507.7074
  01/01/2011    to  12/31/2011        9.059448         8.296852          63,681.6963
  01/01/2012    to  12/31/2012        8.296852         9.973212          58,342.1036
  01/01/2013    to  04/26/2013        9.973212        10.594142               0.0000
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999774         1.033802               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.545830        12.749612         402,376.5800
  01/01/2010    to  12/31/2010       12.749612        13.514326         372,861.4424
  01/01/2011    to  12/31/2011       13.514326        14.774818         336,942.7620
  01/01/2012    to  12/31/2012       14.774818        15.858800         293,165.4416
  01/01/2013    to  12/31/2013       15.858800        14.152398         264,576.1643
  01/01/2014    to  12/31/2014       14.152398        14.323547         247,595.1862
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.976661        12.045993       2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722       2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425       2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264       2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346       1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943       1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440       1,653,302.6824
  01/01/2012    to  12/31/2012       16.222440        17.434855       1,568,092.3363
  01/01/2013    to  12/31/2013       17.434855        16.821055       1,338,467.6090
  01/01/2014    to  12/31/2014       16.821055        17.239364       1,249,745.7591
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.683202        19.067873           2,230.4680
  01/01/2007    to  12/31/2007       19.067873        19.692805             210.6586
  01/01/2008    to  12/31/2008       19.692805        13.009163           2,604.3026
  01/01/2009    to  12/31/2009       13.009163        15.852668          87,966.1600
  01/01/2010    to  12/31/2010       15.852668        18.122957          82,508.5555
  01/01/2011    to  12/31/2011       18.122957        17.016307          75,763.6687
  01/01/2012    to  12/31/2012       17.016307        18.508914          68,987.0188
  01/01/2013    to  12/31/2013       18.508914        24.228036          60,452.6750
  01/01/2014    to  12/31/2014       24.228036        26.490564          53,849.1395
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.311583        11.739347        526,151.6279
  01/01/2006    to  12/31/2006       11.739347        12.683378        447,355.9250
  01/01/2007    to  12/31/2007       12.683378        12.434415        656,291.1625
  01/01/2008    to  12/31/2008       12.434415         7.288546        568,911.4393
  01/01/2009    to  05/01/2009        7.288546         7.200696              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.958794        18.623787            514.0850
  01/01/2007    to  12/31/2007       18.623787        19.534903          2,408.1784
  01/01/2008    to  12/31/2008       19.534903        17.150388          1,385.7801
  01/01/2009    to  12/31/2009       17.150388        22.451691          1,641.1800
  01/01/2010    to  12/31/2010       22.451691        24.773268          2,892.0481
  01/01/2011    to  12/31/2011       24.773268        25.253217          2,789.5389
  01/01/2012    to  12/31/2012       25.253217        27.725273          3,170.1960
  01/01/2013    to  12/31/2013       27.725273        27.692825          3,017.0016
  01/01/2014    to  12/31/2014       27.692825        28.488225          2,721.1763
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.745460        10.893314          4,955.6568
  01/01/2013    to  12/31/2013       10.893314        10.230778          3,513.9544
  01/01/2014    to  12/31/2014       10.230778        10.823809          3,495.1243
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215398        10.734370         21,814.0123
  01/01/2014    to  12/31/2014       10.734370        11.471089         32,324.1856
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315        298,319.2848
  01/01/2013    to  12/31/2013        1.066315         1.154916        156,767.4677
  01/01/2014    to  12/31/2014        1.154916         1.223934        150,451.6988
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.726737        10.443805        516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272        560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321        522,587.2322
  01/01/2012    to  12/31/2012       11.462321        12.721967        482,602.3095
  01/01/2013    to  12/31/2013       12.721967        14.132010        467,216.0600
  01/01/2014    to  12/31/2014       14.132010        14.708639        406,843.8429
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.033275         9.897797        178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919        177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652        153,429.2823
  01/01/2012    to  12/31/2012       10.699652        12.105646        145,000.0383
  01/01/2013    to  12/31/2013       12.105646        14.059551        142,856.3683
  01/01/2014    to  12/31/2014       14.059551        14.573355        138,199.5291
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       46.389254        47.309714        191,057.9232
  01/01/2006    to  12/31/2006       47.309714        54.926993        158,234.1416
  01/01/2007    to  12/31/2007       54.926993        56.191616        131,311.4828
  01/01/2008    to  12/31/2008       56.191616        35.265632        108,537.9079
  01/01/2009    to  12/31/2009       35.265632        41.166141        102,178.2400
  01/01/2010    to  12/31/2010       41.166141        47.509158         92,859.0254
  01/01/2011    to  12/31/2011       47.509158        44.972368         81,906.1511
  01/01/2012    to  12/31/2012       44.972368        52.315042         73,267.2927
  01/01/2013    to  12/31/2013       52.315042        69.001742         61,927.3592
  01/01/2014    to  12/31/2014       69.001742        77.080006         57,354.4721
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263      1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706        874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455        782,558.3000
  01/01/2010    to  12/31/2010       41.561455        47.839303        706,253.3098
  01/01/2011    to  12/31/2011       47.839303        45.170832        618,072.9799
  01/01/2012    to  12/31/2012       45.170832        52.415371        547,941.5018
  01/01/2013    to  12/31/2013       52.415371        68.971868        468,775.4611
  01/01/2014    to  12/31/2014       68.971868        76.853157        420,126.1036
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.224123        12.653328         44,117.6739
  01/01/2006    to  12/31/2006       12.653328        14.427259         39,337.2097
  01/01/2007    to  12/31/2007       14.427259        13.332933         35,811.4851
  01/01/2008    to  12/31/2008       13.332933         8.039124         39,496.6097
  01/01/2009    to  12/31/2009        8.039124        10.264969         31,285.0300
  01/01/2010    to  04/30/2010       10.264969        10.957935              0.0000
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.048322         7.947436        1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611        1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874        1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788          981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047          927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279          837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490          733,821.4112
  01/01/2012    to  12/31/2012        9.894490        11.063337          658,232.3926
  01/01/2013    to  12/31/2013       11.063337        14.862995          606,844.5772
  01/01/2014    to  12/31/2014       14.862995        16.487394          542,874.2550
============   ==== ==========       =========        =========        ==============
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        6.887089         8.230585                0.0000
  01/01/2010    to  12/31/2010        8.230585         9.097021              628.6261
  01/01/2011    to  12/31/2011        9.097021         8.964130            1,510.1700
  01/01/2012    to  12/31/2012        8.964130         9.991239            6,501.5301
  01/01/2013    to  12/31/2013        9.991239        13.186457            5,456.9559
  01/01/2014    to  12/31/2014       13.186457        14.710610            1,204.3463
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.623726        16.914945           52,315.0958
  01/01/2006    to  12/31/2006       16.914945        19.338940           40,980.3165
  01/01/2007    to  12/31/2007       19.338940        20.936031           35,723.1353
  01/01/2008    to  12/31/2008       20.936031        11.481951           33,675.4969
  01/01/2009    to  12/31/2009       11.481951        13.765846           44,030.8400
  01/01/2010    to  12/31/2010       13.765846        14.469721           40,591.6019
  01/01/2011    to  12/31/2011       14.469721        11.367781           41,896.5184
  01/01/2012    to  12/31/2012       11.367781        13.346288           39,155.2083
  01/01/2013    to  12/31/2013       13.346288        15.115190           61,158.8364
  01/01/2014    to  12/31/2014       15.115190        14.370740           56,692.1644
============   ==== ==========       =========        =========        ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.222415        15.520773           10,129.0344
  01/01/2014    to  12/31/2014       15.520773        16.100319            5,985.1965
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       42.619530        42.731058          63,880.1102
  01/01/2006    to  12/31/2006       42.731058        43.772618          89,526.7024
  01/01/2007    to  12/31/2007       43.772618        45.645270          36,456.1555
  01/01/2008    to  12/31/2008       45.645270        43.250853          29,661.1502
  01/01/2009    to  12/31/2009       43.250853        46.450072          32,262.9300
  01/01/2010    to  12/31/2010       46.450072        49.376805          35,378.6806
  01/01/2011    to  12/31/2011       49.376805        51.632937          32,925.3476
  01/01/2012    to  12/31/2012       51.632937        54.481531          31,458.1362
  01/01/2013    to  12/31/2013       54.481531        53.049924          30,186.1530
  01/01/2014    to  12/31/2014       53.049924        55.735312          32,459.0448
============   ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.705852        10.960381          55,634.4600
  01/01/2010    to  12/31/2010       10.960381        12.917949          54,656.9177
  01/01/2011    to  12/31/2011       12.917949        11.570182          44,822.6028
  01/01/2012    to  12/31/2012       11.570182        13.015476          41,808.4431
  01/01/2013    to  12/31/2013       13.015476        17.183484          29,276.8822
  01/01/2014    to  12/31/2014       17.183484        18.406213          27,631.3870
============   ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.137983        15.808790          80,909.9467
  01/01/2008    to  12/31/2008       15.808790         8.918631          57,985.6124
  01/01/2009    to  05/01/2009        8.918631         8.475329               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155       2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489       1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729         945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238       1,214,459.0350
  01/01/2012    to  12/31/2012       10.155238         9.988143         892,305.6608
  01/01/2013    to  12/31/2013        9.988143         9.824685         577,217.0945
  01/01/2014    to  12/31/2014        9.824685         9.663903         522,085.6698
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.855432         9.860283           3,411.3696
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.694501        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
  01/01/2012    to  12/31/2012       11.879673        13.502034        844,344.0528
  01/01/2013    to  12/31/2013       13.502034        18.159587        715,700.7992
  01/01/2014    to  12/31/2014       18.159587        19.424182        629,057.1084
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       12.057889        11.081632              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.865453         8.526290      1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889      1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899      1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779      1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579      1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676      1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229        875,468.2427
  01/01/2012    to  04/27/2012        7.960229         8.947945              0.0000
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.389234        10.991307        111,440.0886
  01/01/2008    to  12/31/2008       10.991307         6.344902         98,039.8458
  01/01/2009    to  12/31/2009        6.344902         8.093167         99,092.4000
  01/01/2010    to  12/31/2010        8.093167        10.456325         86,541.6251
  01/01/2011    to  12/31/2011       10.456325        10.567916         72,171.0379
  01/01/2012    to  12/31/2012       10.567916        11.526436         64,952.5098
  01/01/2013    to  12/31/2013       11.526436        16.823153         59,231.6614
  01/01/2014    to  12/31/2014       16.823153        16.702489         51,786.9038
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.699488        14.222857           7,447.7100
  01/01/2010    to  12/31/2010       14.222857        17.150588          11,503.4759
  01/01/2011    to  12/31/2011       17.150588        14.128534          10,247.1880
  01/01/2012    to  12/31/2012       14.128534        16.384184           7,465.5032
  01/01/2013    to  12/31/2013       16.384184        20.564521          12,430.6973
  01/01/2014    to  12/31/2014       20.564521        18.873780          11,528.2453
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.636606        13.883247          14,939.6581
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.227798        14.601206       2,582,265.6023
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.594511        11.099798         639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424         812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871       1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781       1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368       1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859       1,125,532.9140
  01/01/2012    to  12/31/2012       11.915859        12.998689       1,102,021.9047
  01/01/2013    to  12/31/2013       12.998689        13.946884         815,412.3193
  01/01/2014    to  04/25/2014       13.946884        14.050555               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.003990        11.543319       1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129       2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651       2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073       2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086       2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922       2,225,206.7572
  01/01/2012    to  12/31/2012       11.756922        12.996773       2,054,478.6658
  01/01/2013    to  12/31/2013       12.996773        14.602732       1,995,052.8777
  01/01/2014    to  04/25/2014       14.602732        14.655843               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.631519        15.129302       4,250,427.4195
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.471224        12.061156        5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938        5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388        7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679        6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788        6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161        5,911,435.3614
  01/01/2012    to  12/31/2012       11.359161        12.728775        5,356,591.1512
  01/01/2013    to  12/31/2013       12.728775        14.951838        4,685,909.5109
  01/01/2014    to  04/25/2014       14.951838        14.961059                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.605151        15.189172        3,750,437.9274
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         7.021527           43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574           85,141.7900
  01/01/2010    to  12/31/2010        8.878574         9.610672           96,192.0851
  01/01/2011    to  12/31/2011        9.610672         9.287285          104,732.7225
  01/01/2012    to  12/31/2012        9.287285        10.607388           95,756.4444
  01/01/2013    to  04/26/2013       10.607388        11.410352                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.087713        12.717038        5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001        5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254        6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709        5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653        5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334        4,778,559.5779
  01/01/2012    to  12/31/2012       11.001334        12.521385        4,354,971.7371
  01/01/2013    to  12/31/2013       12.521385        15.508286        3,988,892.2947
  01/01/2014    to  04/25/2014       15.508286        15.433457                0.0000
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.416784        11.550635        138,420.8319
  01/01/2006    to  12/31/2006       11.550635        12.718014        147,041.3036
  01/01/2007    to  12/31/2007       12.718014        13.023835        151,802.9167
  01/01/2008    to  12/31/2008       13.023835         9.947255        145,120.6649
  01/01/2009    to  12/31/2009        9.947255        11.575401        140,553.5700
  01/01/2010    to  12/31/2010       11.575401        12.501651        138,692.9987
  01/01/2011    to  12/31/2011       12.501651        12.562996        114,786.6058
  01/01/2012    to  12/31/2012       12.562996        13.753682        101,421.4243
  01/01/2013    to  12/31/2013       13.753682        16.058427         95,922.2653
  01/01/2014    to  12/31/2014       16.058427        17.116742         86,241.5427
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.596445        10.858225          1,591.7148
  01/01/2009    to  12/31/2009       10.858225        12.879096          7,037.9400
  01/01/2010    to  12/31/2010       12.879096        14.084679         33,087.1686
  01/01/2011    to  12/31/2011       14.084679        13.943188         36,928.2851
  01/01/2012    to  12/31/2012       13.943188        15.951786         37,484.4092
  01/01/2013    to  12/31/2013       15.951786        21.243229        106,449.1197
  01/01/2014    to  12/31/2014       21.243229        23.102581         94,844.1570
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         6.588767         21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684         81,813.5000
  01/01/2010    to  12/31/2010        8.093684         8.838888        136,426.8294
  01/01/2011    to  12/31/2011        8.838888         8.646988        149,614.6077
  01/01/2012    to  12/31/2012        8.646988         9.688314        133,951.7523
  01/01/2013    to  04/26/2013        9.688314        10.604251              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.438744        24.233785        131,735.2864
  01/01/2014    to  12/31/2014       24.233785        23.765563        114,009.9385
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.204999        17.500594         24,012.1791
  01/01/2006    to  12/31/2006       17.500594        19.731732         23,215.6881
  01/01/2007    to  04/27/2007       19.731732        21.433748              0.0000
============   ==== ==========       =========        =========        ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  05/01/2006    to  12/31/2006       11.369624        12.022287            0.0000
  01/01/2007    to  04/27/2007       12.022287        13.269146            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.432213        15.440795      309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413      281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418      255,106.3100
  01/01/2010    to  12/31/2010       12.605418        15.233624      215,961.8954
  01/01/2011    to  12/31/2011       15.233624        14.194208      200,774.4400
  01/01/2012    to  12/31/2012       14.194208        14.698643      164,834.7569
  01/01/2013    to  04/26/2013       14.698643        15.924716            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.916121        12.463356      358,599.2107
  01/01/2006    to  12/31/2006       12.463356        13.839295      926,229.4134
  01/01/2007    to  12/31/2007       13.839295        14.863686      481,785.6339
  01/01/2008    to  12/31/2008       14.863686         8.479334      410,606.5430
  01/01/2009    to  12/31/2009        8.479334        11.930121      343,575.8300
  01/01/2010    to  12/31/2010       11.930121        13.699866      312,262.8290
  01/01/2011    to  12/31/2011       13.699866        13.296195      285,112.2405
  01/01/2012    to  12/31/2012       13.296195        15.519702      240,117.6370
  01/01/2013    to  12/31/2013       15.519702        21.184132      266,346.0086
  01/01/2014    to  12/31/2014       21.184132        22.676564      242,893.9827
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.943954        14.097094       69,253.6304
  01/01/2006    to  12/31/2006       14.097094        14.370140       50,638.6844
  01/01/2007    to  12/31/2007       14.370140        15.481068       43,212.6297
  01/01/2008    to  12/31/2008       15.481068         9.696770       32,402.9397
  01/01/2009    to  12/31/2009        9.696770        13.223132       32,216.5000
  01/01/2010    to  12/31/2010       13.223132        17.515450       46,391.1798
  01/01/2011    to  12/31/2011       17.515450        17.478727       43,421.3853
  01/01/2012    to  12/31/2012       17.478727        19.926195       39,368.8228
  01/01/2013    to  12/31/2013       19.926195        28.257977       37,227.9924
  01/01/2014    to  12/31/2014       28.257977        29.642954       32,612.5818
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.850739        18.712143               0.0000
  01/01/2011    to  12/31/2011       18.712143        15.337245           2,902.0366
  01/01/2012    to  12/31/2012       15.337245        15.473865           2,886.1056
  01/01/2013    to  12/31/2013       15.473865        16.857599           2,871.5116
  01/01/2014    to  12/31/2014       16.857599        13.460325           2,856.3423
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.802287        12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208       2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293       2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672       2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562       1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530       1,730,378.7213
  01/01/2012    to  12/31/2012       11.831530        13.115000       1,475,057.6244
  01/01/2013    to  12/31/2013       13.115000        17.225755       1,299,516.7289
  01/01/2014    to  12/31/2014       17.225755        18.713913       1,119,764.9789
============   ==== ==========       =========        =========       ==============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.217257        13.717413          49,629.5889
  01/01/2006    to  12/31/2006       13.717413        16.036286          52,069.4195
  01/01/2007    to  12/31/2007       16.036286        16.275265          53,734.0353
  01/01/2008    to  12/31/2008       16.275265        11.022796          43,956.4594
  01/01/2009    to  12/31/2009       11.022796        13.818668          39,517.9000
  01/01/2010    to  12/31/2010       13.818668        15.306216          33,428.0117
  01/01/2011    to  12/31/2011       15.306216        15.345542          28,095.0909
  01/01/2012    to  12/31/2012       15.345542        18.006847          23,720.9666
  01/01/2013    to  12/31/2013       18.006847        23.453843          22,109.8836
  01/01/2014    to  12/31/2014       23.453843        25.990823          19,072.6259
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.175086        25.035574          299.5594
  01/01/2007    to  12/31/2007       25.035574        28.251709          460.5152
  01/01/2008    to  12/31/2008       28.251709        17.102826        1,148.9490
  01/01/2009    to  12/31/2009       17.102826        23.915921        1,471.0200
  01/01/2010    to  12/31/2010       23.915921        26.261768        1,798.9594
  01/01/2011    to  12/31/2011       26.261768        23.513761        1,784.7353
  01/01/2012    to  12/31/2012       23.513761        28.316706        1,869.0195
  01/01/2013    to  12/31/2013       28.316706        35.944555        1,772.5434
  01/01/2014    to  12/31/2014       35.944555        36.138009        1,211.3814
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.891376        15.600850            0.0000
  01/01/2009    to  12/31/2009       15.600850        24.727275          765.7300
  01/01/2010    to  12/31/2010       24.727275        29.745035          218.5441
  01/01/2011    to  12/31/2011       29.745035        23.633842          251.9061
  01/01/2012    to  12/31/2012       23.633842        27.443086          208.9927
  01/01/2013    to  12/31/2013       27.443086        34.593253           66.8482
  01/01/2014    to  12/31/2014       34.593253        34.714639           34.6953
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      155.025157        89.425584           60.6883
  01/01/2009    to  12/31/2009       89.425584       122.507349          265.0200
  01/01/2010    to  12/31/2010      122.507349       142.872401          344.9206
  01/01/2011    to  12/31/2011      142.872401       134.394056          519.4763
  01/01/2012    to  12/31/2012      134.394056       155.676496          346.5961
  01/01/2013    to  12/31/2013      155.676496       199.026256          538.1582
  01/01/2014    to  12/31/2014      199.026256       212.214969          540.8561
============   ==== ==========      ==========       ==========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.183282        10.506265       31,029.1224
  01/01/2013    to  12/31/2013       10.506265        11.474744       36,091.9456
  01/01/2014    to  12/31/2014       11.474744        12.104244       44,076.9478
============   ==== ==========      ==========       ==========       ===========
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996802         1.037898       17,424.8035
============   ==== ==========      ==========       ==========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.113091        11.492134       71,701.8372
  01/01/2013    to  12/31/2013       11.492134        10.909788       95,116.5795
  01/01/2014    to  12/31/2014       10.909788        11.149090       43,316.9079
============   ==== ==========      ==========       ==========       ===========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.939093        10.236873          71,453.8968
  01/01/2013    to  12/31/2013       10.236873        11.096263         115,584.2918
  01/01/2014    to  12/31/2014       11.096263        11.548820          88,643.3037
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.797256        17.358689          39,039.9500
  01/01/2010    to  12/31/2010       17.358689        19.748068          49,295.1134
  01/01/2011    to  12/31/2011       19.748068        19.861185          56,842.9674
  01/01/2012    to  12/31/2012       19.861185        22.743320          52,997.7712
  01/01/2013    to  12/31/2013       22.743320        24.434687          47,972.7311
  01/01/2014    to  12/31/2014       24.434687        24.802021          42,821.1384
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.907360         9.223364         132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480         120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543         109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451         113,252.4378
  01/01/2012    to  12/31/2012       12.926451        16.002101         115,994.8532
  01/01/2013    to  12/31/2013       16.002101        16.282017          99,005.8233
  01/01/2014    to  12/31/2014       16.282017        18.122311          89,107.6789
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.252524         7.462739         368,564.6284
  01/01/2012    to  12/31/2012        7.462739         8.689722         317,272.3757
  01/01/2013    to  12/31/2013        8.689722        12.432991         325,312.5013
  01/01/2014    to  12/31/2014       12.432991        14.525528         287,273.9499
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.398874        11.122610          59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068          71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552          73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925          85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220          75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406               0.0000
============   ==== ==========       =========        =========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010655         1.045471         870,604.5617
  01/01/2013    to  12/31/2013        1.045471         1.046454       1,101,485.8331
  01/01/2014    to  12/31/2014        1.046454         1.085687       1,060,375.4543
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325       22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227       85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472       96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079       93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174       92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738       80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703       71,491.0091
  01/01/2012    to  12/31/2012        9.777703        11.386622       68,898.6629
  01/01/2013    to  12/31/2013       11.386622        15.149305       83,203.8816
  01/01/2014    to  12/31/2014       15.149305        16.272764       68,325.4971
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       22.911042        24.326474       25,702.6111
  01/01/2006    to  12/31/2006       24.326474        26.816252       27,033.5655
  01/01/2007    to  12/31/2007       26.816252        26.506534       24,856.0192
  01/01/2008    to  12/31/2008       26.506534        15.945964       27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088       31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039       35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786       32,560.8482
  01/01/2012    to  12/31/2012       23.144786        26.083594       25,600.6525
  01/01/2013    to  12/31/2013       26.083594        33.398816       22,944.6427
  01/01/2014    to  12/31/2014       33.398816        35.984283       22,776.6929
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.841605        14.139257       14,201.5084
  01/01/2006    to  12/31/2006       14.139257        15.944443       15,333.5632
  01/01/2007    to  04/27/2007       15.944443        16.968765            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513      327,423.8083
  01/01/2013    to  12/31/2013        1.047513         1.142433      366,115.0998
  01/01/2014    to  12/31/2014        1.142433         1.200926      321,919.3070
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.138805         9.717884            0.0000
  01/01/2009    to  12/31/2009        9.717884        12.296934          178.6700
  01/01/2010    to  12/31/2010       12.296934        14.409736          178.4220
  01/01/2011    to  12/31/2011       14.409736        12.693012          178.1930
  01/01/2012    to  12/31/2012       12.693012        14.387235          177.9813
  01/01/2013    to  12/31/2013       14.387235        18.789303           77.6887
  01/01/2014    to  12/31/2014       18.789303        19.270430           77.6077
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826        375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811        329,853.8532
  01/01/2012    to  12/31/2012       23.425811        25.997480        291,789.8651
  01/01/2013    to  12/31/2013       25.997480        27.584862        243,330.3864
  01/01/2014    to  12/31/2014       27.584862        28.415302        202,093.7975
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.841605        14.139257         14,201.5084
  01/01/2006    to  12/31/2006       14.139257        15.944443         15,333.5632
  01/01/2007    to  04/27/2007       15.944443        16.968765              0.0000
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895         59,388.9181
  01/01/2012    to  12/31/2012        9.743895         9.995045         54,762.5323
  01/01/2013    to  12/31/2013        9.995045         9.935655         61,446.3903
  01/01/2014    to  12/31/2014        9.935655         9.866566        114,378.6806
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.746816        12.129841          4,428.0608
  01/01/2011    to  12/31/2011       12.129841        11.880428          3,873.9002
  01/01/2012    to  12/31/2012       11.880428        13.341128          3,773.9392
  01/01/2013    to  12/31/2013       13.341128        13.245689          2,677.9329
  01/01/2014    to  12/31/2014       13.245689        13.164349          2,660.0450
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.390351        12.944726      1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132      1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366        968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738        798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251        785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063        672,452.9061
  01/01/2012    to  12/31/2012       10.515063        12.061485        624,437.4984
  01/01/2013    to  12/31/2013       12.061485        15.349577        545,952.9916
  01/01/2014    to  12/31/2014       15.349577        15.850816        405,827.7474
============   ==== ==========       =========        =========      ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.965951        10.403852       51,556.7285
  01/01/2013    to  12/31/2013       10.403852        11.691635       52,482.9362
  01/01/2014    to  12/31/2014       11.691635        12.597290      116,038.8671
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077893         1.124426            0.0000
  01/01/2014    to  12/31/2014        1.124426         1.207247       49,847.1348
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549      101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769       99,680.7897
  01/01/2012    to  12/31/2012        9.881769        11.544206      102,516.4283
  01/01/2013    to  12/31/2013       11.544206        10.778868      102,476.3881
  01/01/2014    to  12/31/2014       10.778868         9.901143       92,466.7325
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990      269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447      244,579.7269
  01/01/2012    to  12/31/2012       12.391447        14.209664      220,477.7478
  01/01/2013    to  12/31/2013       14.209664        16.652151      185,842.6330
  01/01/2014    to  12/31/2014       16.652151        15.226062      164,715.9065
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.622877         9.889633        6,276.6601
  01/01/2006    to  12/31/2006        9.889633        10.532005        4,318.5228
  01/01/2007    to  12/31/2007       10.532005        12.778253          813.6337
  01/01/2008    to  12/31/2008       12.778253         6.685618        2,564.2626
  01/01/2009    to  12/31/2009        6.685618        10.332240        4,619.5000
  01/01/2010    to  12/31/2010       10.332240        13.410930        5,042.4082
  01/01/2011    to  12/31/2011       13.410930        12.266496        3,213.3027
  01/01/2012    to  12/31/2012       12.266496        13.171308        2,939.6230
  01/01/2013    to  12/31/2013       13.171308        17.993720        2,585.5852
  01/01/2014    to  12/31/2014       17.993720        17.860862        2,402.8326
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.960650        16.312769          432.6820
  01/01/2006    to  12/31/2006       16.312769        18.651755        2,292.6798
  01/01/2007    to  12/31/2007       18.651755        19.474022        2,290.8776
  01/01/2008    to  12/31/2008       19.474022        11.374184        2,288.5687
  01/01/2009    to  12/31/2009       11.374184        15.625418        2,285.7400
  01/01/2010    to  12/31/2010       15.625418        17.800035        3,706.9553
  01/01/2011    to  12/31/2011       17.800035        16.021549        2,280.8632
  01/01/2012    to  12/31/2012       16.021549        19.075725        2,278.7210
  01/01/2013    to  12/31/2013       19.075725        23.827264        2,690.0810
  01/01/2014    to  12/31/2014       23.827264        23.915490        2,610.2376
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.780324        18.514734          620.1999
  01/01/2007    to  12/31/2007       18.514734        18.618787        1,496.7762
  01/01/2008    to  12/31/2008       18.618787        10.551561        1,514.8605
  01/01/2009    to  12/31/2009       10.551561        13.593456        1,289.9200
  01/01/2010    to  12/31/2010       13.593456        14.345478        1,302.5041
  01/01/2011    to  04/29/2011       14.345478        15.986985            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         6.553441            0.0000
  01/01/2009    to  12/31/2009        6.553441         8.540458          382.5800
  01/01/2010    to  12/31/2010        8.540458         9.035119          319.2303
  01/01/2011    to  12/31/2011        9.035119         8.266309        2,632.8880
  01/01/2012    to  12/31/2012        8.266309         9.926517        1,283.7589
  01/01/2013    to  04/26/2013        9.926517        10.541188            0.0000
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999760         1.033089            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.476607        12.664811      767,252.0900
  01/01/2010    to  12/31/2010       12.664811        13.411023      678,447.8767
  01/01/2011    to  12/31/2011       13.411023        14.647270      596,849.5573
  01/01/2012    to  12/31/2012       14.647270        15.706100      525,494.4515
  01/01/2013    to  12/31/2013       15.706100        14.002111      452,641.9792
  01/01/2014    to  12/31/2014       14.002111        14.157275      390,061.1226
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.019969        12.077499        699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736        849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413        719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178        776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440        831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750        794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547        708,451.2157
  01/01/2012    to  12/31/2012       16.167547        17.358401        739,517.6239
  01/01/2013    to  12/31/2013       17.358401        16.730551        594,401.3562
  01/01/2014    to  12/31/2014       16.730551        17.129470        435,842.0337
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.468039        18.823377              0.0000
  01/01/2007    to  12/31/2007       18.823377        19.420755              0.0000
  01/01/2008    to  12/31/2008       19.420755        12.816558            474.0838
  01/01/2009    to  12/31/2009       12.816558        15.602348          5,565.8800
  01/01/2010    to  12/31/2010       15.602348        17.818976          3,999.6473
  01/01/2011    to  12/31/2011       17.818976        16.714193          3,360.9222
  01/01/2012    to  12/31/2012       16.714193        18.162033          3,471.7730
  01/01/2013    to  12/31/2013       18.162033        23.750225          3,204.8080
  01/01/2014    to  12/31/2014       23.750225        25.942177          2,894.9517
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.281419        11.696374         10,930.0985
  01/01/2006    to  12/31/2006       11.696374        12.624352         12,990.4301
  01/01/2007    to  12/31/2007       12.624352        12.364105         10,859.2398
  01/01/2008    to  12/31/2008       12.364105         7.240045          8,554.2837
  01/01/2009    to  05/01/2009        7.240045         7.150397              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.747410        18.392377              0.0000
  01/01/2007    to  12/31/2007       18.392377        19.272788              0.0000
  01/01/2008    to  12/31/2008       19.272788        16.903303              0.0000
  01/01/2009    to  12/31/2009       16.903303        22.106133              0.0000
  01/01/2010    to  12/31/2010       22.106133        24.367609            186.4405
  01/01/2011    to  12/31/2011       24.367609        24.814938            535.6637
  01/01/2012    to  12/31/2012       24.814938        27.216721            535.4762
  01/01/2013    to  12/31/2013       27.216721        27.157692            483.1051
  01/01/2014    to  12/31/2014       27.157692        27.909798            482.9979
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.734635        10.875038            0.0000
  01/01/2013    to  12/31/2013       10.875038        10.203401          986.7498
  01/01/2014    to  12/31/2014       10.203401        10.784057        5,735.9521
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215119        10.726847            0.0000
  01/01/2014    to  12/31/2014       10.726847        11.451591            0.0000
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.065582      258,640.0773
  01/01/2013    to  12/31/2013        1.065582         1.152969      348,195.6300
  01/01/2014    to  12/31/2014        1.152969         1.220650      393,651.1257
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.695401        10.399444      202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830      356,814.0129
  01/01/2011    to  12/31/2011       11.469830        11.390862      333,380.5036
  01/01/2012    to  12/31/2012       11.390862        12.629955      367,489.4500
  01/01/2013    to  12/31/2013       12.629955        14.015779      320,485.5401
  01/01/2014    to  12/31/2014       14.015779        14.573082      328,691.8477
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.004421         9.855748      229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654      301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939      323,285.5117
  01/01/2012    to  12/31/2012       10.632939        12.018082      317,245.9004
  01/01/2013    to  12/31/2013       12.018082        13.943906      300,367.1935
  01/01/2014    to  12/31/2014       13.943906        14.439035      300,427.1988
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.578964        48.341721      351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181      341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330      308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748      276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643      246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049      224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980      189,666.0920
  01/01/2012    to  12/31/2012       45.017980        52.185524      165,676.9770
  01/01/2013    to  12/31/2013       52.185524        68.600824      139,740.4447
  01/01/2014    to  12/31/2014       68.600824        76.363310      120,381.6396
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       45.684643        47.241564          949.0122
  01/01/2006    to  12/31/2006       47.241564        53.810906          949.6890
  01/01/2007    to  12/31/2007       53.810906        49.679272          944.0276
  01/01/2008    to  12/31/2008       49.679272        29.924124          735.5068
  01/01/2009    to  12/31/2009       29.924124        38.171215          735.4300
  01/01/2010    to  04/30/2010       38.171215        40.734708            0.0000
============   ==== ==========       =========        =========       ===========
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        6.810853         8.134115            0.0000
  01/01/2010    to  12/31/2010        8.134115         8.981417        1,305.8726
  01/01/2011    to  12/31/2011        8.981417         8.841384        1,305.8726
  01/01/2012    to  12/31/2012        8.841384         9.844529        1,305.8726
  01/01/2013    to  12/31/2013        9.844529        12.979852        1,305.8726
  01/01/2014    to  12/31/2014       12.979852        14.465652        1,305.8726
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.870928        14.872688            0.0000
  01/01/2006    to  12/31/2006       14.872688        16.987067            0.0000
  01/01/2007    to  12/31/2007       16.987067        18.371448            0.0000
  01/01/2008    to  12/31/2008       18.371448        10.065335            0.0000
  01/01/2009    to  12/31/2009       10.065335        12.055383            0.0000
  01/01/2010    to  12/31/2010       12.055383        12.659148            0.0000
  01/01/2011    to  12/31/2011       12.659148         9.935414            0.0000
  01/01/2012    to  12/31/2012        9.935414        11.652908            0.0000
  01/01/2013    to  12/31/2013       11.652908        13.184184       53,487.1039
  01/01/2014    to  12/31/2014       13.184184        12.522304       44,203.2866
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       15.989227        15.287359        3,711.0506
  01/01/2014    to  12/31/2014       15.287359        15.842341        8,356.5897
============   ==== ==========       =========        =========       ===========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.704715        41.786131             858.5974
  01/01/2006    to  12/31/2006       41.786131        42.761992           1,863.3280
  01/01/2007    to  12/31/2007       42.761992        44.546603           1,726.2236
  01/01/2008    to  12/31/2008       44.546603        42.167509           1,488.3367
  01/01/2009    to  12/31/2009       42.167509        45.241342           1,220.8600
  01/01/2010    to  12/31/2010       45.241342        48.043857           1,749.8790
  01/01/2011    to  12/31/2011       48.043857        50.189017           2,417.4757
  01/01/2012    to  12/31/2012       50.189017        52.904741           2,280.3961
  01/01/2013    to  12/31/2013       52.904741        51.463065           2,187.2565
  01/01/2014    to  12/31/2014       51.463065        54.014090           1,676.3925
============   ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.588388        10.805375               0.0000
  01/01/2010    to  12/31/2010       10.805375        12.722543             603.7132
  01/01/2011    to  12/31/2011       12.722543        11.383792             603.7132
  01/01/2012    to  12/31/2012       11.383792        12.792938             603.7132
  01/01/2013    to  12/31/2013       12.792938        16.872808             603.7132
  01/01/2014    to  12/31/2014       16.872808        18.055361             603.7132
============   ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.963899        15.616502               0.0000
  01/01/2008    to  12/31/2008       15.616502         8.801294               0.0000
  01/01/2009    to  05/01/2009        8.801294         8.361042               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519         458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024         687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046       1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004       2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908       1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080         984,184.5748
  01/01/2011    to  12/31/2011       10.299080        10.120891         954,968.6629
  01/01/2012    to  12/31/2012       10.120891         9.944355         789,474.8498
  01/01/2013    to  12/31/2013        9.944355         9.771836         894,623.3298
  01/01/2014    to  12/31/2014        9.771836         9.602309         644,095.2523
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.891100         9.892743               0.0000
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699357        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634        341,698.1771
  01/01/2012    to  12/31/2012       11.806634        13.405541        573,878.2571
  01/01/2013    to  12/31/2013       13.405541        18.011796        497,065.2384
  01/01/2014    to  12/31/2014       18.011796        19.246841        430,129.4489
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        4.339839         3.987166              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.891325         8.548668        994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556        971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174        883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685        799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002        718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111        634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327        548,945.5013
  01/01/2012    to  04/27/2012        7.933327         8.914802              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.321075        10.918194         11,804.0478
  01/01/2008    to  12/31/2008       10.918194         6.296359          7,008.7941
  01/01/2009    to  12/31/2009        6.296359         8.023219          8,108.2500
  01/01/2010    to  12/31/2010        8.023219        10.355607          7,883.1323
  01/01/2011    to  12/31/2011       10.355607        10.455680          7,227.8272
  01/01/2012    to  12/31/2012       10.455680        11.392560          7,978.3797
  01/01/2013    to  12/31/2013       11.392560        16.611155          7,351.2877
  01/01/2014    to  12/31/2014       16.611155        16.475519          7,049.5143
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.694026        14.206229          12,094.9100
  01/01/2010    to  12/31/2010       14.206229        17.113440          12,830.2236
  01/01/2011    to  12/31/2011       17.113440        14.083849          13,442.8182
  01/01/2012    to  12/31/2012       14.083849        16.315960           8,951.9780
  01/01/2013    to  12/31/2013       16.315960        20.458437          11,794.4508
  01/01/2014    to  12/31/2014       20.458437        18.757640          11,751.4509
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.513985        13.749101          27,036.8575
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.099853        14.460114       5,671,288.9305
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.578733        11.075921         918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954       1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380       2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598       3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251       3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850       3,134,392.9778
  01/01/2012    to  12/31/2012       11.830850        12.892990       2,599,081.9165
  01/01/2013    to  12/31/2013       12.892990        13.819648       2,078,044.7723
  01/01/2014    to  04/25/2014       13.819648        13.917987               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.987604        11.518490       3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101       4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395       5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338       5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574       5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042       5,174,824.2332
  01/01/2012    to  12/31/2012       11.673042        12.891083       5,005,159.5240
  01/01/2013    to  12/31/2013       12.891083        14.469509       4,578,043.0577
  01/01/2014    to  04/25/2014       14.469509        14.517559               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.499935        14.983098       7,356,198.7900
============   ==== ==========       =========        =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.454145        12.035216        10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700        12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780        12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525        11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611        10,244,528.3509
  01/01/2011    to  12/31/2011       11.675611        11.278110         9,314,825.5411
  01/01/2012    to  12/31/2012       11.278110        12.625255         8,806,011.0562
  01/01/2013    to  12/31/2013       12.625255        14.815420         7,934,744.4925
  01/01/2014    to  04/25/2014       14.815420        14.819885                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.473789        15.042373         8,364,902.4338
============   ==== ==========       =========        =========        ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         7.016687           271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588           353,417.2600
  01/01/2010    to  12/31/2010        8.863588         9.584867           376,771.3664
  01/01/2011    to  12/31/2011        9.584867         9.253106           375,161.9153
  01/01/2012    to  12/31/2012        9.253106        10.557734           386,597.9056
  01/01/2013    to  04/26/2013       10.557734        11.353330                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.069718        12.689689         9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701        12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996        12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952        11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163        10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825         9,605,719.2984
  01/01/2012    to  12/31/2012       10.922825        12.419539         9,249,643.1260
  01/01/2013    to  12/31/2013       12.419539        15.366779         8,823,513.3710
  01/01/2014    to  04/25/2014       15.366779        15.287812                 0.0000
============   ==== ==========       =========        =========        ===============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       37.577802        37.980470        3,090.7193
  01/01/2006    to  12/31/2006       37.980470        41.777333        3,701.0354
  01/01/2007    to  12/31/2007       41.777333        42.738930        6,110.2597
  01/01/2008    to  12/31/2008       42.738930        32.610080        5,267.0222
  01/01/2009    to  12/31/2009       32.610080        37.909706        5,017.7800
  01/01/2010    to  12/31/2010       37.909706        40.902295        2,632.6998
  01/01/2011    to  12/31/2011       40.902295        41.062011        2,586.9741
  01/01/2012    to  12/31/2012       41.062011        44.908591        2,316.4052
  01/01/2013    to  12/31/2013       44.908591        52.381664        2,073.1495
  01/01/2014    to  12/31/2014       52.381664        55.778020        2,288.4754
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.444640        10.745239            0.0000
  01/01/2009    to  12/31/2009       10.745239        12.732339          306.0800
  01/01/2010    to  12/31/2010       12.732339        13.910277          698.3172
  01/01/2011    to  12/31/2011       13.910277        13.756800        1,141.0604
  01/01/2012    to  12/31/2012       13.756800        15.722736        1,119.1223
  01/01/2013    to  12/31/2013       15.722736        20.917289       51,971.7468
  01/01/2014    to  12/31/2014       20.917289        22.725377       37,514.7262
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         6.584222       19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016       72,148.1900
  01/01/2010    to  12/31/2010        8.080016         8.815149       88,995.4743
  01/01/2011    to  12/31/2011        8.815149         8.615160       96,513.4404
  01/01/2012    to  12/31/2012        8.615160         9.642956      100,159.9254
  01/01/2013    to  04/26/2013        9.642956        10.551252            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.190964        23.908788       53,467.7487
  01/01/2014    to  12/31/2014       23.908788        23.423399       43,657.1548
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.252550        15.376713           40.9022
  01/01/2006    to  12/31/2006       15.376713        17.319799        2,108.5351
  01/01/2007    to  04/27/2007       17.319799        18.807638            0.0000
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  05/01/2006    to  12/31/2006       11.357861        12.001887               0.0000
  01/01/2007    to  04/27/2007       12.001887        13.242317               0.0000
============   ==== ==========       =========        =========       ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.430482        15.428895         144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781         129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466         118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218         102,264.7989
  01/01/2011    to  12/31/2011       15.176218        14.126604          97,665.7380
  01/01/2012    to  12/31/2012       14.126604        14.613933          75,288.0230
  01/01/2013    to  04/26/2013       14.613933        15.827907               0.0000
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.826875        18.671588           2,093.0731
  01/01/2011    to  12/31/2011       18.671588        15.288720           2,321.7774
  01/01/2012    to  12/31/2012       15.288720        15.409403           2,010.5636
  01/01/2013    to  12/31/2013       15.409403        16.770589           2,102.3810
  01/01/2014    to  12/31/2014       16.770589        13.377435           1,066.6443
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.845032        12.819984       1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047       1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310       1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857       1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812       1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598         891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509         801,517.5740
  01/01/2012    to  12/31/2012       11.791509        13.057507         645,466.4688
  01/01/2013    to  12/31/2013       13.057507        17.133113         580,374.7381
  01/01/2014    to  12/31/2014       17.133113        18.594661         470,387.1638
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.181375        13.666539        7,196.6007
  01/01/2006    to  12/31/2006       13.666539        15.960893        9,327.3672
  01/01/2007    to  12/31/2007       15.960893        16.182465        8,764.0370
  01/01/2008    to  12/31/2008       16.182465        10.948933        4,435.1434
  01/01/2009    to  12/31/2009       10.948933        13.712348        4,289.9700
  01/01/2010    to  12/31/2010       13.712348        15.173281        4,281.7613
  01/01/2011    to  12/31/2011       15.173281        15.197088        3,610.4222
  01/01/2012    to  12/31/2012       15.197088        17.814735        1,948.5482
  01/01/2013    to  12/31/2013       17.814735        23.180442        1,589.3856
  01/01/2014    to  12/31/2014       23.180442        25.662172        1,528.8516
============   ==== ==========       =========        =========        ==========

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.178466        14.106414       28,552.8247
  01/01/2006    to  12/31/2006       14.106414        17.767455       26,254.5036
  01/01/2007    to  12/31/2007       17.767455        20.011300       17,782.0321
  01/01/2008    to  12/31/2008       20.011300        11.720386       12,808.5813
  01/01/2009    to  12/31/2009       11.720386        15.568221       11,361.9700
  01/01/2010    to  12/31/2010       15.568221        17.257600        6,931.0409
  01/01/2011    to  12/31/2011       17.257600        15.807563        6,295.3833
  01/01/2012    to  12/31/2012       15.807563        17.935463        5,741.4633
  01/01/2013    to  12/31/2013       17.935463        20.964937        4,360.6939
  01/01/2014    to  12/31/2014       20.964937        20.659138        4,295.9851
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.059989        24.914811            0.0000
  01/01/2007    to  12/31/2007       24.914811        28.101305        4,282.5320
  01/01/2008    to  12/31/2008       28.101305        17.003228        5,058.0983
  01/01/2009    to  12/31/2009       17.003228        23.764765        4,236.5200
  01/01/2010    to  12/31/2010       23.764765        26.082753        4,346.6792
  01/01/2011    to  12/31/2011       26.082753        23.341819        4,636.1805
  01/01/2012    to  12/31/2012       23.341819        28.095523        4,600.2664
  01/01/2013    to  12/31/2013       28.095523        35.645973        7,583.0879
  01/01/2014    to  12/31/2014       35.645973        35.819901        7,826.8581
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.737249        15.517735            0.0000
  01/01/2009    to  12/31/2009       15.517735        24.583253          477.2900
  01/01/2010    to  12/31/2010       24.583253        29.557023          675.3220
  01/01/2011    to  12/31/2011       29.557023        23.472725        1,051.2856
  01/01/2012    to  12/31/2012       23.472725        27.242307        1,048.5768
  01/01/2013    to  12/31/2013       27.242307        34.323009        1,396.1069
  01/01/2014    to  12/31/2014       34.323009        34.426220        1,162.2127
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      153.157879        88.318426            0.0000
  01/01/2009    to  12/31/2009       88.318426       120.930132          358.4400
  01/01/2010    to  12/31/2010      120.930132       140.962562          477.5351
  01/01/2011    to  12/31/2011      140.962562       132.531385          449.1940
  01/01/2012    to  12/31/2012      132.531385       153.441738          529.0095
  01/01/2013    to  12/31/2013      153.441738       196.071196          878.0574
  01/01/2014    to  12/31/2014      196.071196       208.959565          881.1460
============   ==== ==========      ==========       ==========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       10.750454        11.632986        277,553.6036
  01/01/2006    to  12/31/2006       11.632986        13.876424        176,821.3254
  01/01/2007    to  12/31/2007       13.876424        15.734037        116,483.2021
  01/01/2008    to  12/31/2008       15.734037         9.212835        100,088.1869
  01/01/2009    to  12/31/2009        9.212835        12.400287         90,000.6700
  01/01/2010    to  12/31/2010       12.400287        13.203110         82,070.5314
  01/01/2011    to  12/31/2011       13.203110        11.588810         69,009.1728
  01/01/2012    to  12/31/2012       11.588810        13.456152         69,092.6107
  01/01/2013    to  12/31/2013       13.456152        16.252062         61,196.2545
  01/01/2014    to  12/31/2014       16.252062        14.185172         60,774.8863
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446          5,189.9526
  01/01/2013    to  12/31/2013       10.497446        11.459381         29,163.0295
  01/01/2014    to  12/31/2014       11.459381        12.081996         58,095.9200
============   ==== ==========       =========        =========        ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996796         1.037539              0.0000
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334         62,539.1831
  01/01/2013    to  12/31/2013       11.482334        10.895034        134,695.0142
  01/01/2014    to  12/31/2014       10.895034        11.128446        145,068.0627
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279         25,787.9890
  01/01/2013    to  12/31/2013       10.228279        11.081407        106,154.1305
  01/01/2014    to  12/31/2014       11.081407        11.527592        149,704.3644
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.710020        17.243250         30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939         64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415         63,772.1105
  01/01/2012    to  12/31/2012       19.709415        22.558187         64,114.9242
  01/01/2013    to  12/31/2013       22.558187        24.223673         65,832.9796
  01/01/2014    to  12/31/2014       24.223673        24.575543         62,651.1808
============   ==== ==========       =========        =========        ============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.873616         9.201824        233,787.8379
   01/01/2009                             to  12/31/2009        9.201824        12.176868        226,420.8600
   01/01/2010                             to  12/31/2010       12.176868        13.886119        203,887.4580
   01/01/2011                             to  12/31/2011       13.886119        12.876948        181,275.4715
   01/01/2012                             to  12/31/2012       12.876948        15.932812        173,902.1391
   01/01/2013                             to  12/31/2013       15.932812        16.203410        168,721.1437
   01/01/2014                             to  12/31/2014       16.203410        18.025806        149,686.7665
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        8.150279         7.367833        835,271.7525
   01/01/2012                             to  12/31/2012        7.367833         8.574900        766,531.6980
   01/01/2013                             to  12/31/2013        8.574900        12.262580        676,170.6117
   01/01/2014                             to  12/31/2014       12.262580        14.319275        596,554.9374
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       10.770073        11.308589        335,028.4967
   01/01/2006                             to  04/30/2006       11.308589        11.803783        331,487.3950
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.396280        11.116150        367,326.8825
   01/01/2007                             to  12/31/2007       11.116150        10.271927        243,054.4120
   01/01/2008                             to  12/31/2008       10.271927         4.578276        255,592.6761
   01/01/2009                             to  12/31/2009        4.578276         6.203956        280,709.8600
   01/01/2010                             to  12/31/2010        6.203956         6.540272        272,006.9936
   01/01/2011                             to  04/29/2011        6.540272         6.945274              0.0000
=============                            ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010647         1.045112      2,063,757.0497
   01/01/2013                             to  12/31/2013        1.045112         1.045571      1,893,930.5170
   01/01/2014                             to  12/31/2014        1.045571         1.084229      1,601,080.0032
=============                            ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819       73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290      147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215      160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860      135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076      210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751      222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920      203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525      190,693.4822
  01/01/2013    to  12/31/2013       11.328525        15.064004      203,976.4960
  01/01/2014    to  12/31/2014       15.064004        16.173046      178,040.3917
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.366842        24.798069      326,477.3988
  01/01/2006    to  12/31/2006       24.798069        26.691009      252,440.4570
  01/01/2007    to  12/31/2007       26.691009        26.993344      204,311.9135
  01/01/2008    to  12/31/2008       26.993344        16.230660      189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985      255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818      234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724      155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199      145,101.9986
  01/01/2013    to  12/31/2013       26.496199        33.910186      177,908.4943
  01/01/2014    to  12/31/2014       33.910186        36.516974      169,571.5388
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.830052        14.120413       29,549.6688
  01/01/2006    to  12/31/2006       14.120413        15.915256       31,017.0373
  01/01/2007    to  04/27/2007       15.915256        16.934945            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153       60,756.8599
  01/01/2013    to  12/31/2013        1.047153         1.141470      214,830.1202
  01/01/2014    to  12/31/2014        1.141470         1.199313      856,267.8665
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.119168         9.700066            0.0000
  01/01/2009    to  12/31/2009        9.700066        12.268249            0.0000
  01/01/2010    to  12/31/2010       12.268249        14.368942            0.0000
  01/01/2011    to  12/31/2011       14.368942        12.650759            0.0000
  01/01/2012    to  12/31/2012       12.650759        14.332137            0.0000
  01/01/2013    to  12/31/2013       14.332137        18.707998            0.0000
  01/01/2014    to  12/31/2014       18.707998        19.177449            0.0000
============   ==== ==========       =========        =========      ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.918301        16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789          883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602          722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411          584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210          519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192          465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254          405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361          378,187.8879
  01/01/2013    to  12/31/2013       25.654361        27.207186          345,391.5204
  01/01/2014    to  12/31/2014       27.207186        28.012247          323,726.4175
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.830052        14.120413           29,549.6688
  01/01/2006    to  12/31/2006       14.120413        15.915256           31,017.0373
  01/01/2007    to  04/27/2007       15.915256        16.934945                0.0000
============   ==== ==========       =========        =========        ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2005    to  12/31/2005       11.034807        11.796229           58,473.1054
  01/01/2006    to  12/31/2006       11.796229        12.316286           51,628.2980
  01/01/2007    to  04/27/2007       12.316286        13.131532                0.0000
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597           41,153.0489
  01/01/2012    to  12/31/2012        9.740597         9.986641           57,949.6640
  01/01/2013    to  12/31/2013        9.986641         9.922338           69,384.5257
  01/01/2014    to  12/31/2014        9.922338         9.848415           51,876.2920
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.740900        12.119715            2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590            2,056.6735
  01/01/2012    to  12/31/2012       11.864590        13.316647           17,103.0465
  01/01/2013    to  12/31/2013       13.316647        13.214774           19,298.3165
  01/01/2014    to  12/31/2014       13.214774        13.127056            2,806.8004
============   ==== ==========       =========        =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.381126        12.930800        1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482        1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535        2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153        1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306        1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473        1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329        1,276,477.5885
  01/01/2013    to  12/31/2013       12.012329        15.279383        1,244,756.5605
  01/01/2014    to  12/31/2014       15.279383        15.770441        1,113,539.5382
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119            3,960.2735
  01/01/2013    to  12/31/2013       10.395119        11.675982          411,154.7260
  01/01/2014    to  12/31/2014       11.675982        12.574137          478,506.7046
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774           31,337.6918
  01/01/2014    to  12/31/2014        1.123774         1.205943          135,426.8925
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773         6.123445          217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875          298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627          251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738          251,780.4865
  01/01/2012    to  12/31/2012        9.853738        11.505677          395,265.7499
  01/01/2013    to  12/31/2013       11.505677        10.737520          275,804.4530
  01/01/2014    to  12/31/2014       10.737520         9.858227          268,805.2783
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.021453        12.607434        1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393        1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683          828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817          588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445          544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078          503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831          477,435.5115
  01/01/2012    to  12/31/2012       12.274831        14.075937          557,370.7408
  01/01/2013    to  12/31/2013       14.075937        16.489817          399,200.6228
  01/01/2014    to  12/31/2014       16.489817        15.070088          365,759.8138
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.608357         9.869788        108,544.5194
  01/01/2006    to  12/31/2006        9.869788        10.505630        103,433.6886
  01/01/2007    to  12/31/2007       10.505630        12.739847         98,665.4468
  01/01/2008    to  12/31/2008       12.739847         6.662170         93,515.7637
  01/01/2009    to  12/31/2009        6.662170        10.290859         85,049.8000
  01/01/2010    to  12/31/2010       10.290859        13.350550         74,115.1862
  01/01/2011    to  12/31/2011       13.350550        12.205173         63,069.4841
  01/01/2012    to  12/31/2012       12.205173        13.098874         62,685.7496
  01/01/2013    to  12/31/2013       13.098874        17.885829         62,860.3621
  01/01/2014    to  12/31/2014       17.885829        17.744888         59,624.6029
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.903735        16.240884              0.0000
  01/01/2006    to  12/31/2006       16.240884        18.560308          1,205.1141
  01/01/2007    to  12/31/2007       18.560308        19.368802          1,204.9552
  01/01/2008    to  12/31/2008       19.368802        11.307042          1,204.7785
  01/01/2009    to  12/31/2009       11.307042        15.525415              0.0000
  01/01/2010    to  12/31/2010       15.525415        17.677282            321.1372
  01/01/2011    to  12/31/2011       17.677282        15.903115            321.1372
  01/01/2012    to  12/31/2012       15.903115        18.925203            860.3008
  01/01/2013    to  12/31/2013       18.925203        23.627439          1,749.8660
  01/01/2014    to  12/31/2014       23.627439        23.703067          1,713.0000
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       15.282910        16.341558          2,673.0305
  01/01/2006    to  12/31/2006       16.341558        18.481049          2,807.6561
  01/01/2007    to  12/31/2007       18.481049        19.651335          2,842.4302
  01/01/2008    to  12/31/2008       19.651335        11.131126          2,849.3721
  01/01/2009    to  12/31/2009       11.131126        14.332933          2,377.5700
  01/01/2010    to  12/31/2010       14.332933        15.118310          1,728.2926
  01/01/2011    to  04/29/2011       15.118310        16.845504              0.0000
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         6.551182               0.0000
  01/01/2009    to  12/31/2009        6.551182         8.533245           1,420.4100
  01/01/2010    to  12/31/2010        8.533245         9.022979           1,533.6458
  01/01/2011    to  12/31/2011        9.022979         8.251080           2,831.4383
  01/01/2012    to  12/31/2012        8.251080         9.903252           2,468.4873
  01/01/2013    to  04/26/2013        9.903252        10.514810               0.0000
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999754         1.032732               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.442148        12.622618         612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664         615,557.8327
  01/01/2011    to  12/31/2011       13.359664        14.583906         522,777.4984
  01/01/2012    to  12/31/2012       14.583906        15.630297         458,817.4301
  01/01/2013    to  12/31/2013       15.630297        13.927562         448,389.8588
  01/01/2014    to  12/31/2014       13.927562        14.074860         414,385.7765
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.908891        11.959923       1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851       1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788       1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020       1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672       1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043       1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182       1,321,654.2392
  01/01/2012    to  12/31/2012       15.962182        17.129299       1,204,297.3140
  01/01/2013    to  12/31/2013       17.129299        16.501480       1,104,260.1509
  01/01/2014    to  12/31/2014       16.501480        16.886492         989,574.6569
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.361441        18.702307               0.0000
  01/01/2007    to  12/31/2007       18.702307        19.286142           1,411.7552
  01/01/2008    to  12/31/2008       19.286142        12.721327           1,411.7552
  01/01/2009    to  12/31/2009       12.721327        15.478674          44,306.7700
  01/01/2010    to  12/31/2010       15.478674        17.668902          39,334.9706
  01/01/2011    to  12/31/2011       17.668902        16.565154          30,880.7126
  01/01/2012    to  12/31/2012       16.565154        17.991038          29,842.3216
  01/01/2013    to  12/31/2013       17.991038        23.514864          25,317.2119
  01/01/2014    to  12/31/2014       23.514864        25.672254          25,219.3146
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.266366        11.674945        130,091.6037
  01/01/2006    to  12/31/2006       11.674945        12.594941        133,851.2532
  01/01/2007    to  12/31/2007       12.594941        12.329097        213,548.9644
  01/01/2008    to  12/31/2008       12.329097         7.215915        206,888.9397
  01/01/2009    to  05/01/2009        7.215915         7.125379              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.642651        18.277751              0.0000
  01/01/2007    to  12/31/2007       18.277751        19.143051          2,156.5649
  01/01/2008    to  12/31/2008       19.143051        16.781097          2,145.5949
  01/01/2009    to  12/31/2009       16.781097        21.935352          2,135.9800
  01/01/2010    to  12/31/2010       21.935352        24.167275          2,126.6894
  01/01/2011    to  12/31/2011       24.167275        24.598658          2,117.0173
  01/01/2012    to  12/31/2012       24.598658        26.965952          2,107.7093
  01/01/2013    to  12/31/2013       26.965952        26.894015          2,099.0343
  01/01/2014    to  12/31/2014       26.894015        27.625003          2,090.3905
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912         40,902.4915
  01/01/2013    to  12/31/2013       10.865912        10.189740         39,474.2888
  01/01/2014    to  12/31/2014       10.189740        10.764236         17,646.5389
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214980        10.723087        123,980.0761
  01/01/2014    to  12/31/2014       10.723087        11.441855        181,280.1454
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216        489,598.0398
  01/01/2013    to  12/31/2013        1.065216         1.151996        930,018.6103
  01/01/2014    to  12/31/2014        1.151996         1.219011        977,785.6248
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.679775        10.377335        310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728        415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300        517,220.4676
  01/01/2012    to  12/31/2012       11.355300        12.584198        425,526.0812
  01/01/2013    to  12/31/2013       12.584198        13.958021        425,456.7987
  01/01/2014    to  12/31/2014       13.958021        14.505773        368,391.9583
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.990033         9.834791        188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635        240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738        286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538        294,720.9772
  01/01/2013    to  12/31/2013       11.974538        13.886441        307,667.6569
  01/01/2014    to  12/31/2014       13.886441        14.372340        309,739.1988
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       45.351346        46.182080        135,425.3018
  01/01/2006    to  12/31/2006       46.182080        53.537677        111,644.0358
  01/01/2007    to  12/31/2007       53.537677        54.687755         83,716.1735
  01/01/2008    to  12/31/2008       54.687755        34.270046         71,962.2722
  01/01/2009    to  12/31/2009       34.270046        39.943971         65,681.7300
  01/01/2010    to  12/31/2010       39.943971        46.029633         61,003.9945
  01/01/2011    to  12/31/2011       46.029633        43.506636         57,106.0096
  01/01/2012    to  12/31/2012       43.506636        50.533753         51,015.5267
  01/01/2013    to  12/31/2013       50.533753        66.552437         41,204.0648
  01/01/2014    to  12/31/2014       66.552437        74.232519         36,345.3044
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.138957        47.870784        706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470        634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292        488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100        423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004        400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906        366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719        335,102.1328
  01/01/2012    to  12/31/2012       44.445719        51.496264        329,415.0186
  01/01/2013    to  12/31/2013       51.496264        67.660932        263,824.3044
  01/01/2014    to  12/31/2014       67.660932        75.279414        266,658.1850
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.155928        12.563934          9,217.3195
  01/01/2006    to  12/31/2006       12.563934        14.303923          7,866.1786
  01/01/2007    to  12/31/2007       14.303923        13.199018          5,148.5976
  01/01/2008    to  12/31/2008       13.199018         7.946382          5,400.6317
  01/01/2009    to  12/31/2009        7.946382        10.131337          4,529.7600
  01/01/2010    to  04/30/2010       10.131337        10.809962              0.0000
============   ==== ==========       =========        =========        ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.008410         7.890626        1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961          894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627          924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666          627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369          780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183          716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655          607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334          572,135.0898
  01/01/2013    to  12/31/2013       10.869334        14.580492          528,126.6336
  01/01/2014    to  12/31/2014       14.580492        16.149772          353,334.2371
============   ==== ==========       =========        =========        ==============
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        6.773052         8.086305                0.0000
  01/01/2010    to  12/31/2010        8.086305         8.924167                0.0000
  01/01/2011    to  12/31/2011        8.924167         8.780642                0.0000
  01/01/2012    to  12/31/2012        8.780642         9.771984                0.0000
  01/01/2013    to  12/31/2013        9.771984        12.877765                0.0000
  01/01/2014    to  12/31/2014       12.877765        14.344706                0.0000
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.587130        16.847404           66,110.0315
  01/01/2006    to  12/31/2006       16.847404        19.232927           43,611.1346
  01/01/2007    to  12/31/2007       19.232927        20.789882           21,147.5437
  01/01/2008    to  12/31/2008       20.789882        11.384621           23,802.7985
  01/01/2009    to  12/31/2009       11.384621        13.628692           23,082.5700
  01/01/2010    to  12/31/2010       13.628692        14.304106           18,418.9868
  01/01/2011    to  12/31/2011       14.304106        11.220835           15,113.9477
  01/01/2012    to  12/31/2012       11.220835        13.153924           15,265.5663
  01/01/2013    to  12/31/2013       13.153924        14.875007           70,935.5639
  01/01/2014    to  12/31/2014       14.875007        14.121177           70,552.8620
============   ==== ==========       =========        =========        ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       15.873892        15.171972            9,739.7190
  01/01/2014    to  12/31/2014       15.171972        15.714905           11,614.2995
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.254696        41.321531          22,826.5561
  01/01/2006    to  12/31/2006       41.321531        42.265461          18,760.9537
  01/01/2007    to  12/31/2007       42.265461        44.007225          11,185.1738
  01/01/2008    to  12/31/2008       44.007225        41.636053           9,194.3193
  01/01/2009    to  12/31/2009       41.636053        44.648821           6,998.5000
  01/01/2010    to  12/31/2010       44.648821        47.390936           7,064.7905
  01/01/2011    to  12/31/2011       47.390936        49.482268           6,027.4945
  01/01/2012    to  12/31/2012       49.482268        52.133539           5,380.5383
  01/01/2013    to  12/31/2013       52.133539        50.687522           4,691.3680
  01/01/2014    to  12/31/2014       50.687522        53.173512           4,455.1144
============   ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.530251        10.728696          28,648.6800
  01/01/2010    to  12/31/2010       10.728696        12.625951          25,506.8341
  01/01/2011    to  12/31/2011       12.625951        11.291725          25,042.0740
  01/01/2012    to  12/31/2012       11.291725        12.683100          23,714.7021
  01/01/2013    to  12/31/2013       12.683100        16.719582          22,713.1306
  01/01/2014    to  12/31/2014       16.719582        17.882451          20,599.7929
============   ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.877608        15.521237          40,492.2846
  01/01/2008    to  12/31/2008       15.521237         8.743205          29,937.6525
  01/01/2009    to  05/01/2009        8.743205         8.304478               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390         447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173         864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815         856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575       1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072       1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286         945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289       1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061       1,144,877.0364
  01/01/2013    to  12/31/2013        9.813061         9.637997         734,027.6940
  01/01/2014    to  12/31/2014        9.637997         9.466058         676,585.0545
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.799660         9.799690           2,245.9017
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.650892        11.562016        829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913        734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327        586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920        527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438        487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387        441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536        391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480        770,040.2188
  01/01/2013    to  12/31/2013       13.287480        17.844249        688,823.4226
  01/01/2014    to  12/31/2014       17.844249        19.058273        687,221.2642
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       12.027712        11.048488              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.817006         8.465353      1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983      1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168      1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099        993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685        905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054        803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451        686,579.4063
  01/01/2012    to  04/27/2012        7.832451         8.800013              0.0000
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.287149        10.881820         41,756.2479
  01/01/2008    to  12/31/2008       10.881820         6.272226         38,451.0476
  01/01/2009    to  12/31/2009        6.272226         7.988471         36,107.3900
  01/01/2010    to  12/31/2010        7.988471        10.305612         31,147.3644
  01/01/2011    to  12/31/2011       10.305612        10.400009         23,857.7688
  01/01/2012    to  12/31/2012       10.400009        11.326206         21,264.5951
  01/01/2013    to  12/31/2013       11.326206        16.506159         19,732.4225
  01/01/2014    to  12/31/2014       16.506159        16.363193         19,033.3494
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.691296        14.197922          14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897          14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559           6,668.7874
  01/01/2012    to  12/31/2012       14.061559        16.281954           7,454.5487
  01/01/2013    to  12/31/2013       16.281954        20.405601          12,789.2166
  01/01/2014    to  12/31/2014       20.405601        18.699838          12,444.6349
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.453089        13.682515          13,981.2944
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.036313        14.390080       5,445,938.2373
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.570853        11.064002         614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762       1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693       1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616       2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861       3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574       3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462       2,862,196.1934
  01/01/2013    to  12/31/2013       12.840462        13.756466       2,091,940.1540
  01/01/2014    to  04/25/2014       13.756466        13.852173               0.0000
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.979421        11.506096       3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131       4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324       4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578       5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988       5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326       4,847,688.4421
  01/01/2012    to  12/31/2012       11.631326        12.838561       4,531,143.4256
  01/01/2013    to  12/31/2013       12.838561        14.403353       3,999,718.6892
  01/01/2014    to  04/25/2014       14.403353        14.448906               0.0000
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.434587        14.910526      12,394,479.9853
============   ==== ==========       =========        =========      ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.445615        12.022266        13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127        16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530        17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553        17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689        16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801        15,303,664.1037
  01/01/2012    to  12/31/2012       11.237801        12.573811        14,405,559.8417
  01/01/2013    to  12/31/2013       12.573811        14.747678        13,359,110.2385
  01/01/2014    to  04/25/2014       14.747678        14.749798                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.408551        14.969507        11,007,746.8515
============   ==== ==========       =========        =========        ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         7.014269           378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104           557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990           567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064           544,047.1713
  01/01/2012    to  12/31/2012        9.236064        10.532994           526,519.1755
  01/01/2013    to  04/26/2013       10.532994        11.324926                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.060731        12.676036        11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100        15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419        16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676        15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582        13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780        12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927        11,785,991.4468
  01/01/2013    to  12/31/2013       12.368927        15.296509        11,423,391.3074
  01/01/2014    to  04/25/2014       15.296509        15.215505                 0.0000
============   ==== ==========       =========        =========        ===============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.371128        11.487247       61,315.9763
  01/01/2006    to  12/31/2006       11.487247        12.629315       60,259.6990
  01/01/2007    to  12/31/2007       12.629315        12.913512       54,874.2925
  01/01/2008    to  12/31/2008       12.913512         9.848147       50,362.0820
  01/01/2009    to  12/31/2009        9.848147        11.442896       47,027.2100
  01/01/2010    to  12/31/2010       11.442896        12.340029       36,412.3790
  01/01/2011    to  12/31/2011       12.340029        12.382036       39,258.9125
  01/01/2012    to  12/31/2012       12.382036        13.535148       39,162.4583
  01/01/2013    to  12/31/2013       13.535148        15.779593       38,159.4139
  01/01/2014    to  12/31/2014       15.779593        16.794321       37,721.7324
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.369293        10.689187        1,509.5094
  01/01/2009    to  12/31/2009       10.689187        12.659589            0.0000
  01/01/2010    to  12/31/2010       12.659589        13.823887          395.9519
  01/01/2011    to  12/31/2011       13.823887        13.664542          386.8603
  01/01/2012    to  12/31/2012       13.664542        15.609448          370.5569
  01/01/2013    to  12/31/2013       15.609448        20.756199      105,176.6217
  01/01/2014    to  12/31/2014       20.756199        22.539090       67,111.9496
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         6.581951       28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191      214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303      224,220.4211
  01/01/2011    to  12/31/2011        8.803303         8.599289      234,873.0590
  01/01/2012    to  12/31/2012        8.599289         9.620356      220,738.7279
  01/01/2013    to  04/26/2013        9.620356        10.524851            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.068260        23.747926      123,293.2154
  01/01/2014    to  12/31/2014       23.747926        23.254168      116,048.6904
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.114072        17.376400       20,894.9824
  01/01/2006    to  12/31/2006       17.376400        19.562422       16,151.1848
  01/01/2007    to  04/27/2007       19.562422        21.239450            0.0000
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  05/01/2006    to  12/31/2006       11.351983        11.991700            0.0000
  01/01/2007    to  04/27/2007       11.991700        13.228923            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.287476        15.297171      242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262      172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655      219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065      188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994      168,160.1761
  01/01/2012    to  12/31/2012       13.977994        14.452926      162,175.7777
  01/01/2013    to  04/26/2013       14.452926        15.651038            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.806694        12.330450      161,329.3225
  01/01/2006    to  12/31/2006       12.330450        13.671249      288,347.4815
  01/01/2007    to  12/31/2007       13.671249        14.661070      181,191.0535
  01/01/2008    to  12/31/2008       14.661070         8.351138      155,208.2045
  01/01/2009    to  12/31/2009        8.351138        11.732152      138,554.2100
  01/01/2010    to  12/31/2010       11.732152        13.452354      145,468.9307
  01/01/2011    to  12/31/2011       13.452354        13.036443      122,075.6401
  01/01/2012    to  12/31/2012       13.036443        15.193594      110,026.6603
  01/01/2013    to  12/31/2013       15.193594        20.707934      157,219.9614
  01/01/2014    to  12/31/2014       20.707934        22.133589      152,526.2287
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.792619        13.911464       44,077.4394
  01/01/2006    to  12/31/2006       13.911464        14.159703       39,135.0211
  01/01/2007    to  12/31/2007       14.159703        15.231368       31,249.2727
  01/01/2008    to  12/31/2008       15.231368         9.525987       29,404.3293
  01/01/2009    to  12/31/2009        9.525987        12.970768       27,287.3700
  01/01/2010    to  12/31/2010       12.970768        17.155450       19,354.8764
  01/01/2011    to  12/31/2011       17.155450        17.093865       19,290.9924
  01/01/2012    to  12/31/2012       17.093865        19.458084       18,501.6996
  01/01/2013    to  12/31/2013       19.458084        27.552818       16,828.0540
  01/01/2014    to  12/31/2014       27.552818        28.859903       17,090.6603
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.814957        18.651343           8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514           6,758.6347
  01/01/2012    to  12/31/2012       15.264514        15.377272           3,585.4584
  01/01/2013    to  12/31/2013       15.377272        16.727253           3,077.9265
  01/01/2014    to  12/31/2014       16.727253        13.336181           2,896.0062
============   ==== ==========       =========        =========       ==============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630       1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659         987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091         857,991.0856
  01/01/2013    to  12/31/2013       12.885091        16.898436         754,758.6576
  01/01/2014    to  12/31/2014       16.898436        18.330797         664,359.8467
============   ==== ==========       =========        =========       ==============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.184189        13.662644          12,226.0340
  01/01/2006    to  12/31/2006       13.662644        15.948392          15,280.4506
  01/01/2007    to  12/31/2007       15.948392        16.161662          15,645.9280
  01/01/2008    to  12/31/2008       16.161662        10.929363          15,419.3632
  01/01/2009    to  12/31/2009       10.929363        13.680994          13,959.8100
  01/01/2010    to  12/31/2010       13.680994        15.131025          13,313.9541
  01/01/2011    to  12/31/2011       15.131025        15.147205          13,121.5387
  01/01/2012    to  12/31/2012       15.147205        17.747339          12,923.9836
  01/01/2013    to  12/31/2013       17.747339        23.081210          10,231.5511
  01/01/2014    to  12/31/2014       23.081210        25.539544          10,105.8077
============   ==== ==========       =========        =========       ==============

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Variable Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                      AMERICAN FUNDS                                DEUTSCHE II
                                               AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH         CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $       115,995,343   $        28,663,854   $        142,491,728   $           406,092
   Due from MetLife Insurance
     Company USA...........................                   --                    --                     --                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Assets........................          115,995,343            28,663,854            142,491,728               406,092
                                             -------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   53                    66                     66                    31
   Due to MetLife Insurance
     Company USA...........................                    9                    14                     10                     5
                                             -------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   62                    80                     76                    36
                                             -------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $       115,995,281   $        28,663,774   $        142,491,652   $           406,056
                                             ===================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $       115,995,281   $        28,663,774   $        142,470,434   $           405,896
   Net assets from contracts in payout.....                   --                    --                 21,218                   160
                                             -------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $       115,995,281   $        28,663,774   $        142,491,652   $           406,056
                                             ===================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH           FTVIPT TEMPLETON       INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES          FOREIGN VIP     INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,294,546  $           138,699  $        23,774,569  $          5,988,507
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             6,294,546              138,699           23,774,569             5,988,507
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    62                   10                   69                    96
   Due to MetLife Insurance
     Company USA........................                     7                    1                   11                    15
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    69                   11                   80                   111
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          6,294,477  $           138,688  $        23,774,489  $          5,988,396
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,294,477  $           138,688  $        23,717,831  $          5,956,302
   Net assets from contracts in payout..                    --                   --               56,658                32,094
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          6,294,477  $           138,688  $        23,774,489  $          5,988,396
                                          ====================  ===================  ===================  ====================

                                                  MIST                 MIST
                                            ALLIANCEBERNSTEIN     ALLIANZ GLOBAL         MIST AMERICAN        MIST AMERICAN
                                             GLOBAL DYNAMIC      INVESTORS DYNAMIC      FUNDS BALANCED        FUNDS GROWTH
                                               ALLOCATION        MULTI-ASSET PLUS         ALLOCATION           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         33,083,896  $           165,205  $       253,918,699  $        264,823,572
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            33,083,896              165,205          253,918,699           264,823,572
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    67                   14                   38                    49
   Due to MetLife Insurance
     Company USA........................                    15                    1                   22                    28
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    82                   15                   60                    77
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
                                          ====================  ===================  ===================  ====================


                                                                   MIST AMERICAN
                                             MIST AMERICAN        FUNDS MODERATE
                                             FUNDS GROWTH           ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        31,030,992  $       120,682,668
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           31,030,992          120,682,668
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   85                   37
   Due to MetLife Insurance
     Company USA........................                   21                   17
                                          -------------------  -------------------
       Total Liabilities................                  106                   54
                                          -------------------  -------------------

NET ASSETS..............................  $        31,030,886  $       120,682,614
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,030,886  $       120,682,614
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        31,030,886  $       120,682,614
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                   MIST BLACKROCK
                                              MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                               RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,331,544  $        64,277,338  $        16,004,642  $        39,064,452
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           13,331,544           64,277,338           16,004,642           39,064,452
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  105                   80                  105                  177
   Due to MetLife Insurance
     Company USA..........................                   21                   21                   30                   29
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  126                  101                  135                  206
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        13,331,418  $        64,277,237  $        16,004,507  $        39,064,246
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,331,418  $        64,277,237  $        16,004,507  $        39,010,976
   Net assets from contracts in payout....                   --                   --                   --               53,270
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        13,331,418  $        64,277,237  $        16,004,507  $        39,064,246
                                            ===================  ===================  ===================  ===================


                                                                                            MIST HARRIS        MIST INVESCO
                                              MIST CLEARBRIDGE    MIST GOLDMAN SACHS          OAKMARK          BALANCED-RISK
                                              AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       118,710,228  $        19,070,745   $        63,129,052  $        18,299,685
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          118,710,228           19,070,745            63,129,052           18,299,685
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  127                  118                    80                   91
   Due to MetLife Insurance
     Company USA..........................                   25                   27                    26                   21
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                  152                  145                   106                  112
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       118,710,076  $        19,070,600   $        63,128,946  $        18,299,573
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       118,614,223  $        19,063,213   $        63,102,384  $        18,299,573
   Net assets from contracts in payout....               95,853                7,387                26,562                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       118,710,076  $        19,070,600   $        63,128,946  $        18,299,573
                                            ===================  ====================  ===================  ===================



                                               MIST INVESCO         MIST INVESCO
                                                 COMSTOCK           MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       126,997,353  $       198,152,374
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          126,997,353          198,152,374
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  127                  138
   Due to MetLife Insurance
     Company USA..........................                   25                   20
                                            -------------------  -------------------
       Total Liabilities..................                  152                  158
                                            -------------------  -------------------

NET ASSETS................................  $       126,997,201  $       198,152,216
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       126,793,243  $       197,078,390
   Net assets from contracts in payout....              203,958            1,073,826
                                            -------------------  -------------------
       Total Net Assets...................  $       126,997,201  $       198,152,216
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        53,534,613  $        13,974,718  $        12,428,917  $         9,322,746
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           53,534,613           13,974,718           12,428,917            9,322,746
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  104                   87                   68                   98
   Due to MetLife Insurance
     Company USA..........................                   16                   25                   13                   14
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  120                  112                   81                  112
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        53,534,493  $        13,974,606  $        12,428,836  $         9,322,634
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        53,453,205  $        13,974,606  $        12,428,836  $         9,318,616
   Net assets from contracts in payout....               81,288                   --                   --                4,018
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        53,534,493  $        13,974,606  $        12,428,836  $         9,322,634
                                            ===================  ===================  ===================  ===================

                                                                                                            MIST MET/FRANKLIN
                                            MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON     LOW DURATION TOTAL
                                              GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE        RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        14,577,527  $       214,939,189  $         4,103,983  $        30,718,976
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           14,577,527          214,939,189            4,103,983           30,718,976
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   59                  159                   83                  115
   Due to MetLife Insurance
     Company USA..........................                   18                   59                   19                   21
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   77                  218                  102                  136
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        14,577,450  $       214,938,971  $         4,103,881  $        30,718,840
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        14,577,450  $       213,826,910  $         4,103,881  $        30,718,840
   Net assets from contracts in payout....                   --            1,112,061                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        14,577,450  $       214,938,971  $         4,103,881  $        30,718,840
                                            ===================  ===================  ===================  ===================


                                            MIST MET/TEMPLETON       MIST METLIFE
                                            INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         5,173,701   $       190,098,757
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Assets.......................            5,173,701           190,098,757
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   61                    43
   Due to MetLife Insurance
     Company USA..........................                    9                    23
                                            -------------------  --------------------
       Total Liabilities..................                   70                    66
                                            -------------------  --------------------

NET ASSETS................................  $         5,173,631   $       190,098,691
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,173,631   $       190,092,018
   Net assets from contracts in payout....                   --                 6,673
                                            -------------------  --------------------
       Total Net Assets...................  $         5,173,631   $       190,098,691
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                    MIST METLIFE
                                               MIST METLIFE          MULTI-INDEX         MIST METLIFE      MIST MFS EMERGING
                                               BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE     MARKETS EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       130,987,783  $        1,706,055  $        52,562,532  $        47,209,572
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          130,987,783           1,706,055           52,562,532           47,209,572
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   81                  64                   99                  139
   Due to MetLife Insurance
     Company USA..........................                   23                   2                   24                   25
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  104                  66                  123                  164
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       130,987,679  $        1,705,989  $        52,562,409  $        47,209,408
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       130,987,679  $        1,705,989  $        52,503,911  $        47,019,560
   Net assets from contracts in payout....                   --                  --               58,498              189,848
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       130,987,679  $        1,705,989  $        52,562,409  $        47,209,408
                                            ===================  ==================  ===================  ===================

                                                                                                              MIST PANAGORA
                                              MIST MFS RESEARCH  MIST MORGAN STANLEY   MIST OPPENHEIMER    GLOBAL DIVERSIFIED
                                                INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY            RISK
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       119,840,282  $        66,846,370  $       47,270,790  $            91,111
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................          119,840,282           66,846,370          47,270,790               91,111
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  188                  102                 121                   12
   Due to MetLife Insurance
     Company USA..........................                   37                   18                  19                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  225                  120                 140                   13
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $       119,840,057  $        66,846,250  $       47,270,650  $            91,098
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       119,466,071  $        66,692,255  $       47,198,242  $            91,098
   Net assets from contracts in payout....              373,986              153,995              72,408                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $       119,840,057  $        66,846,250  $       47,270,650  $            91,098
                                            ===================  ===================  ==================  ===================

                                                 MIST PIMCO
                                             INFLATION PROTECTED      MIST PIMCO
                                                    BOND             TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        94,603,257   $       459,097,791
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................           94,603,257           459,097,791
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  135                   107
   Due to MetLife Insurance
     Company USA..........................                   36                    48
                                            --------------------  -------------------
       Total Liabilities..................                  171                   155
                                            --------------------  -------------------

NET ASSETS................................  $        94,603,086   $       459,097,636
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        94,575,600   $       458,218,136
   Net assets from contracts in payout....               27,486               879,500
                                            --------------------  -------------------
       Total Net Assets...................  $        94,603,086   $       459,097,636
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                                    MIST PIONEER        MIST PYRAMIS         MIST PYRAMIS
                                             MIST PIONEER FUND    STRATEGIC INCOME    GOVERNMENT INCOME      MANAGED RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       93,861,471  $        18,060,197  $         5,010,682  $        5,915,978
   Due from MetLife Insurance
     Company USA..........................                  37                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          93,861,508           18,060,197            5,010,682           5,915,978
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 181                  141                   72                  58
   Due to MetLife Insurance
     Company USA..........................                  --                   38                   14                  12
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 181                  179                   86                  70
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       93,861,327  $        18,060,018  $         5,010,596  $        5,915,908
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       93,271,828  $        18,060,018  $         5,010,596  $        5,915,908
   Net assets from contracts in payout....             589,499                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       93,861,327  $        18,060,018  $         5,010,596  $        5,915,908
                                            ==================  ===================  ===================  ==================

                                              MIST SCHRODERS
                                                  GLOBAL          MIST SSGA GROWTH         MIST SSGA      MIST T. ROWE PRICE
                                                MULTI-ASSET        AND INCOME ETF         GROWTH ETF        LARGE CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         9,869,897  $      161,695,133  $        56,855,988  $       637,622,124
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            9,869,897         161,695,133           56,855,988          637,622,124
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   80                  54                   80                  147
   Due to MetLife Insurance
     Company USA..........................                   18                  24                   27                   14
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   98                  78                  107                  161
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         9,869,799  $      161,695,055  $        56,855,881  $       637,621,963
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,869,799  $      161,695,055  $        56,855,881  $       632,244,559
   Net assets from contracts in payout....                   --                  --                   --            5,377,404
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         9,869,799  $      161,695,055  $        56,855,881  $       637,621,963
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE        MIST WMC
                                              MID CAP GROWTH     LARGE CAP RESEARCH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       81,905,345  $         7,846,114
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          81,905,345            7,846,114
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 128                   63
   Due to MetLife Insurance
     Company USA..........................                  27                    4
                                            ------------------  -------------------
       Total Liabilities..................                 155                   67
                                            ------------------  -------------------

NET ASSETS................................  $       81,905,190  $         7,846,047
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       81,831,613  $         7,846,047
   Net assets from contracts in payout....              73,577                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       81,905,190  $         7,846,047
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                             MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        18,395,455   $         4,853,000   $        97,653,539  $        10,873,947
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  --------------------
       Total Assets.......................           18,395,455             4,853,000            97,653,539           10,873,947
                                            --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   73                   118                    92                   94
   Due to MetLife Insurance
     Company USA..........................                   22                    20                    15                   12
                                            --------------------  --------------------  -------------------  --------------------
       Total Liabilities..................                   95                   138                   107                  106
                                            --------------------  --------------------  -------------------  --------------------

NET ASSETS................................  $        18,395,360   $         4,852,862   $        97,653,432  $        10,873,841
                                            ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,395,360   $         4,852,862   $        97,600,548  $        10,854,533
   Net assets from contracts in payout....                   --                    --                52,884               19,308
                                            --------------------  --------------------  -------------------  --------------------
       Total Net Assets...................  $        18,395,360   $         4,852,862   $        97,653,432  $        10,873,841
                                            ====================  ====================  ===================  ====================


                                               MSF BLACKROCK        MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH           GROWTH          SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        79,776,858  $         9,719,874  $       137,871,484  $        16,438,020
   Due from MetLife Insurance
     Company USA..........................                   23                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           79,776,881            9,719,874          137,871,484           16,438,020
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                  100                  119                  106
   Due to MetLife Insurance
     Company USA..........................                   --                   10                   35                   14
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  178                  110                  154                  120
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        79,776,703  $         9,719,764  $       137,871,330  $        16,437,900
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        79,458,990  $         9,712,412  $       137,590,647  $        16,435,300
   Net assets from contracts in payout....              317,713                7,352              280,683                2,600
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        79,776,703  $         9,719,764  $       137,871,330  $        16,437,900
                                            ===================  ===================  ===================  ===================

                                                                 MSF MET/DIMENSIONAL
                                              MSF MET/ARTISAN    INTERNATIONAL SMALL
                                               MID CAP VALUE           COMPANY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        41,046,591  $        3,407,506
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  -------------------
       Total Assets.......................           41,046,591           3,407,506
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  112                 137
   Due to MetLife Insurance
     Company USA..........................                   16                  20
                                            -------------------  -------------------
       Total Liabilities..................                  128                 157
                                            -------------------  -------------------

NET ASSETS................................  $        41,046,463  $        3,407,349
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        40,999,382  $        3,407,349
   Net assets from contracts in payout....               47,081                  --
                                            -------------------  -------------------
       Total Net Assets...................  $        41,046,463  $        3,407,349
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $         6,509,160   $     1,268,860,986   $     2,696,471,075   $     1,801,099,996
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................            6,509,160         1,268,860,986         2,696,471,075         1,801,099,996
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   31                    50                    54                    39
   Due to MetLife Insurance
     Company USA..........................                    7                    41                    42                    29
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                   38                    91                    96                    68
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $         6,509,122   $     1,268,860,895   $     2,696,470,979   $     1,801,099,928
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         6,509,122   $     1,268,677,822   $     2,695,872,907   $     1,800,450,340
   Net assets from contracts in payout....                   --               183,073               598,072               649,588
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $         6,509,122   $     1,268,860,895   $     2,696,470,979   $     1,801,099,928
                                            ====================  ====================  ====================  ====================

                                                MSF METLIFE          MSF METLIFE            MSF MFS
                                            MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN         MSF MFS VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,502,850  $        45,315,829  $       102,016,070  $       192,673,002
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            5,502,850           45,315,829          102,016,070          192,673,002
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   66                   47                   89                  114
   Due to MetLife Insurance
     Company USA..........................                    6                   10                   23                   10
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   72                   57                  112                  124
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         5,502,778  $        45,315,772  $       102,015,958  $       192,672,878
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,502,778  $        45,281,761  $       101,642,569  $       192,623,128
   Net assets from contracts in payout....                   --               34,011              373,389               49,750
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         5,502,778  $        45,315,772  $       102,015,958  $       192,672,878
                                            ===================  ===================  ===================  ===================

                                                 MSF MSCI           MSF NEUBERGER
                                                EAFE INDEX         BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $         2,553,087  $       45,538,215
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................            2,553,087          45,538,215
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   67                 186
   Due to MetLife Insurance
     Company USA..........................                   11                  24
                                            -------------------  ------------------
       Total Liabilities..................                   78                 210
                                            -------------------  ------------------

NET ASSETS................................  $         2,553,009  $       45,538,005
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         2,553,009  $       45,451,597
   Net assets from contracts in payout....                   --              86,408
                                            -------------------  ------------------
       Total Net Assets...................  $         2,553,009  $       45,538,005
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX         LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $         5,229,359  $        66,005,278  $        11,725,147  $        4,214,087
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................            5,229,359           66,005,278           11,725,147           4,214,089
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   58                  117                   85                  68
   Due to MetLife Insurance
     Company USA..........................                    6                   13                    8                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   64                  130                   93                  68
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $         5,229,295  $        66,005,148  $        11,725,054  $        4,214,021
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,229,295  $        65,775,008  $        11,721,596  $        4,214,021
   Net assets from contracts in payout....                   --              230,140                3,458                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $         5,229,295  $        66,005,148  $        11,725,054  $        4,214,021
                                            ===================  ===================  ===================  ==================

                                              MSF WESTERN ASSET    MSF WESTERN ASSET      MSF WMC CORE
                                            MANAGEMENT STRATEGIC      MANAGEMENT             EQUITY              PIMCO VIT
                                             BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES         HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............   $         7,431,770  $         6,249,973  $      215,500,457  $         6,384,677
   Due from MetLife Insurance
     Company USA..........................                    --                   --                 183                   --
                                            --------------------  -------------------  ------------------  -------------------
       Total Assets.......................             7,431,770            6,249,973         215,500,640            6,384,677
                                            --------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    50                   93                 100                   66
   Due to MetLife Insurance
     Company USA..........................                    12                   17                  --                    8
                                            --------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                    62                  110                 100                   74
                                            --------------------  -------------------  ------------------  -------------------

NET ASSETS................................   $         7,431,708  $         6,249,863  $      215,500,540  $         6,384,603
                                            ====================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         7,426,211  $         6,208,193  $      215,061,664  $         6,384,283
   Net assets from contracts in payout....                 5,497               41,670             438,876                  320
                                            --------------------  -------------------  ------------------  -------------------
       Total Net Assets...................   $         7,431,708  $         6,249,863  $      215,500,540  $         6,384,603
                                            ====================  ===================  ==================  ===================


                                                  PIMCO VIT           PUTNAM VT
                                                LOW DURATION        EQUITY INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         8,692,878  $        25,431,791
   Due from MetLife Insurance
     Company USA..........................                   --                  231
                                            -------------------  -------------------
       Total Assets.......................            8,692,878           25,432,022
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   46                   99
   Due to MetLife Insurance
     Company USA..........................                   10                   --
                                            -------------------  -------------------
       Total Liabilities..................                   56                   99
                                            -------------------  -------------------

NET ASSETS................................  $         8,692,822  $        25,431,923
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         8,692,822  $        25,263,335
   Net assets from contracts in payout....                   --              168,588
                                            -------------------  -------------------
       Total Net Assets...................  $         8,692,822  $        25,431,923
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                PUTNAM VT        RUSSELL AGGRESSIVE                          RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH           EQUITY           RUSSELL CORE BOND     ESTATE SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,136,383  $          1,533,033  $          6,459,216  $          1,024,019
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,136,383             1,533,033             6,459,216             1,024,019
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    54                    14                    14                    11
   Due to MetLife Insurance
     Company USA........................                     8                     5                     2                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    62                    19                    16                    12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,136,321  $          1,533,014  $          6,459,200  $          1,024,007
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,090,723  $          1,495,584  $          6,455,217  $          1,023,103
   Net assets from contracts in payout..                45,598                37,430                 3,983                   904
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,136,321  $          1,533,014  $          6,459,200  $          1,024,007
                                          ====================  ====================  ====================  ====================

                                           RUSSELL MULTI-STYLE
                                                 EQUITY          RUSSELL NON-U.S.
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          8,598,170  $         3,086,088
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................             8,598,170            3,086,088
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    13                    7
   Due to MetLife Insurance
     Company USA........................                     1                    2
                                          --------------------  -------------------
        Total Liabilities...............                    14                    9
                                          --------------------  -------------------

NET ASSETS..............................  $          8,598,156  $         3,086,079
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,294,773  $         3,084,982
   Net assets from contracts in payout..               303,383                1,097
                                          --------------------  -------------------
        Total Net Assets................  $          8,598,156  $         3,086,079
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                     AMERICAN FUNDS                                DEUTSCHE II
                                                 AMERICAN FUNDS       GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                  GLOBAL GROWTH      CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         1,354,417  $            35,737  $          1,117,173  $            10,387
                                              -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................              737,543              185,934               907,220                5,472
      Administrative charges................              295,629               72,661               359,011                  887
                                              -------------------  -------------------  --------------------  -------------------
        Total expenses......................            1,033,172              258,595             1,266,231                6,359
                                              -------------------  -------------------  --------------------  -------------------
           Net investment income (loss).....              321,245            (222,858)             (149,058)                4,028
                                              -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           11,685,012              130,119             7,043,915                   --
      Realized gains (losses) on sale of
        investments.........................            3,711,174            1,016,520             8,091,910              (4,303)
                                              -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses)......           15,396,186            1,146,639            15,135,825              (4,303)
                                              -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................         (14,053,067)            (528,776)           (4,495,305)               17,537
                                              -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            1,343,119              617,863            10,640,520               13,234
                                              -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,664,364  $           395,005  $         10,491,462  $            17,262
                                              ===================  ===================  ====================  ===================


                                                                        FIDELITY VIP
                                                  FIDELITY VIP             GROWTH         FTVIPT TEMPLETON        INVESCO V.I.
                                                  EQUITY-INCOME         OPPORTUNITIES        FOREIGN VIP      INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            166,238  $               298  $           530,037  $             88,314
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                77,460                1,614              337,046                77,082
      Administrative charges................                14,392                  192               63,114                14,031
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                91,852                1,806              400,160                91,113
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....                74,386              (1,508)              129,877               (2,799)
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                87,368                  128                   --                    --
      Realized gains (losses) on sale of
        investments.........................                91,167                2,307              678,465               312,760
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               178,535                2,435              678,465               312,760
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               161,627               12,219          (4,188,097)             (371,667)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               340,162               14,654          (3,509,632)              (58,907)
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            414,548  $            13,146  $       (3,379,755)  $           (61,706)
                                              ====================  ===================  ===================  ====================

                                                      MIST            MIST ALLIANZ
                                                ALLIANCEBERNSTEIN   GLOBAL INVESTORS
                                                 GLOBAL DYNAMIC          DYNAMIC
                                                   ALLOCATION       MULTI-ASSET PLUS
                                                   SUB-ACCOUNT       SUB-ACCOUNT (a)
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           554,156  $               494
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................              211,599                  438
      Administrative charges................               75,941                   97
                                              -------------------  -------------------
        Total expenses......................              287,540                  535
                                              -------------------  -------------------
           Net investment income (loss).....              266,616                 (41)
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              551,736                1,041
      Realized gains (losses) on sale of
        investments.........................              245,719                (444)
                                              -------------------  -------------------
           Net realized gains (losses)......              797,455                  597
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              745,872                  561
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            1,543,327                1,158
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,809,943  $             1,117
                                              ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST AMERICAN        MIST AMERICAN                             MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE
                                                  ALLOCATION           ALLOCATION          FUNDS GROWTH          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,199,855  $         2,651,754  $           164,832  $         1,758,294
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            3,394,309            3,481,558              401,515            1,613,011
      Administrative charges...............              631,959              652,774               74,291              302,121
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,026,268            4,134,332              475,806            1,915,132
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (826,413)          (1,482,578)            (310,974)            (156,838)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           24,431,324           39,323,565            1,744,866           10,464,516
      Realized gains (losses) on sale of
        investments........................            4,313,157            5,915,240            1,346,545            2,274,935
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           28,744,481           45,238,805            3,091,411           12,739,451
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (17,077,711)         (31,548,405)            (842,561)          (7,326,802)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           11,666,770           13,690,400            2,248,850            5,412,649
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,840,357  $        12,207,822  $         1,937,876  $         5,255,811
                                             ===================  ===================  ===================  ===================

                                                                    MIST BLACKROCK
                                               MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                                RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           671,532  $         1,009,854  $           633,581
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              161,163              498,940              202,616              497,140
      Administrative charges...............               34,824              153,385               42,529               94,972
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              195,987              652,325              245,145              592,112
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (195,987)               19,207              764,709               41,469
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               63,557            3,167,305              772,130                   --
      Realized gains (losses) on sale of
        investments........................             (54,700)              389,512              109,424             (58,437)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                8,857            3,556,817              881,554             (58,437)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              546,171            (706,291)          (1,295,309)            4,319,005
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              555,028            2,850,526            (413,755)            4,260,568
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           359,041  $         2,869,733  $           350,954  $         4,302,037
                                             ===================  ===================  ===================  ===================


                                              MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                              AGGRESSIVE GROWTH      MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           151,069  $           106,754
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,442,088              283,168
      Administrative charges...............              264,052               48,264
                                             -------------------  -------------------
        Total expenses.....................            1,706,140              331,432
                                             -------------------  -------------------
          Net investment income (loss).....          (1,555,071)            (224,678)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            3,456,283
      Realized gains (losses) on sale of
        investments........................            9,587,615              732,718
                                             -------------------  -------------------
          Net realized gains (losses)......            9,587,615            4,189,001
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,115,804          (1,897,493)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           18,703,419            2,291,508
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,148,348  $         2,066,830
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                  MIST HARRIS        MIST INVESCO
                                                    OAKMARK          BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                 INTERNATIONAL        ALLOCATION            COMSTOCK           MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         1,649,014  $                --  $         1,204,692  $        1,045,474
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              985,470              212,283            1,049,463           1,993,650
      Administrative charges...............              171,799               47,139              314,609             478,899
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            1,157,269              259,422            1,364,072           2,472,549
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....              491,745            (259,422)            (159,380)         (1,427,075)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,644,886              847,086                   --          36,095,438
      Realized gains (losses) on sale of
        investments........................            1,465,844               90,124            5,739,660           3,083,527
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            8,110,730              937,210            5,739,660          39,178,965
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,760,779)               49,535            4,397,569        (21,461,678)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,650,049)              986,745           10,137,229          17,717,287
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,158,304)  $           727,323  $         9,977,849  $       16,290,212
                                             ===================  ===================  ===================  ==================

                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           180,768  $          127,250  $            79,725
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              751,683              169,967              99,931               59,426
      Administrative charges...............              133,927               32,028              29,178               22,692
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              885,610              201,995             129,109               82,118
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (885,610)             (21,227)             (1,859)              (2,393)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,611,171               68,526             347,382            1,102,163
      Realized gains (losses) on sale of
        investments........................            3,489,493             (30,600)             127,310              337,962
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           10,100,664               37,926             474,692            1,440,125
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,093,075)              418,376             163,520          (1,103,827)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,007,589              456,302             638,212              336,298
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,121,979  $           435,075  $          636,353  $           333,905
                                             ===================  ===================  ==================  ===================


                                              MIST LOOMIS SAYLES    MIST LORD ABBETT
                                                GLOBAL MARKETS       BOND DEBENTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           297,682  $        13,024,604
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              205,152            2,436,543
      Administrative charges...............               36,732              532,363
                                             -------------------  -------------------
        Total expenses.....................              241,884            2,968,906
                                             -------------------  -------------------
          Net investment income (loss).....               55,798           10,055,698
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            6,292,809
      Realized gains (losses) on sale of
        investments........................              496,655            2,792,194
                                             -------------------  -------------------
          Net realized gains (losses)......              496,655            9,085,003
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (296,654)         (10,865,295)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              200,001          (1,780,292)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           255,799  $         8,275,406
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                   MIST MET/FRANKLIN
                                               MIST MET/EATON     LOW DURATION TOTAL   MIST MET/TEMPLETON       MIST METLIFE
                                             VANCE FLOATING RATE        RETURN         INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           147,734  $           624,063  $           243,649   $         1,480,453
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               63,733              258,176               37,310             2,602,802
      Administrative charges...............               10,980               73,781               13,372               507,790
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               74,713              331,957               50,682             3,110,592
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               73,021              292,106              192,967           (1,630,139)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               18,365                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................                7,292              (3,080)             (14,347)            13,760,757
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......               25,657              (3,080)             (14,347)            13,760,757
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (138,311)            (317,484)            (164,409)           (5,330,053)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (112,654)            (320,564)            (178,756)             8,430,704
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (39,633)  $          (28,458)  $            14,211   $         6,800,565
                                             ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                                BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,177,978  $                --  $            25,663  $           444,835
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              893,140               11,305              771,642              572,584
      Administrative charges...............              311,830                2,371              134,980              127,712
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,204,970               13,676              906,622              700,296
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              973,008             (13,676)            (880,959)            (255,461)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            9,655,367                2,100            2,290,432                   --
      Realized gains (losses) on sale of
        investments........................              716,281                4,496            2,875,733            (365,297)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           10,371,648                6,596            5,166,165            (365,297)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,068,248)               67,067          (4,301,082)          (3,418,655)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,303,400               73,663              865,083          (3,783,952)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,276,408  $            59,987  $          (15,876)  $       (4,039,413)
                                             ===================  ===================  ===================  ===================


                                               MIST MFS RESEARCH   MIST MORGAN STANLEY
                                                 INTERNATIONAL       MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,022,351  $             4,634
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,478,685              596,179
      Administrative charges...............              306,124              169,525
                                             -------------------  --------------------
        Total expenses.....................            1,784,809              765,704
                                             -------------------  --------------------
          Net investment income (loss).....            1,237,542            (761,070)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              525,696            4,666,583
                                             -------------------  --------------------
          Net realized gains (losses)......              525,696            4,666,583
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (12,489,803)          (3,909,127)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (11,964,107)              757,456
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (10,726,565)  $           (3,614)
                                             ===================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                      MIST PANAGORA        MIST PIMCO
                                              MIST OPPENHEIMER     GLOBAL DIVERSIFIED  INFLATION PROTECTED      MIST PIMCO
                                                GLOBAL EQUITY             RISK                BOND             TOTAL RETURN
                                                 SUB-ACCOUNT         SUB-ACCOUNT (a)       SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           408,457  $               242  $         1,555,147  $       11,519,521
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              302,821                  411            1,047,290           4,622,282
      Administrative charges...............              120,446                   80              251,660           1,189,568
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              423,267                  491            1,298,950           5,811,850
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (14,810)                (249)              256,197           5,707,671
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,487,618                1,755                   --                  --
      Realized gains (losses) on sale of
        investments........................            1,192,192                  (7)            (991,678)             956,244
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            2,679,810                1,748            (991,678)             956,244
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,035,878)              (2,721)            2,532,632           7,841,358
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              643,932                (973)            1,540,954           8,797,602
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           629,122  $           (1,222)  $         1,797,151  $       14,505,273
                                             ===================  ===================  ===================  ==================


                                                                     MIST PIONEER         MIST PYRAMIS         MIST PYRAMIS
                                              MIST PIONEER FUND    STRATEGIC INCOME     GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,605,833  $          858,221  $           116,653  $                --
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              941,302             180,650               32,186               73,479
      Administrative charges...............              214,313              43,945               11,551               13,216
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,155,615             224,595               43,737               86,695
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              450,218             633,626               72,916             (86,695)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,262,530             173,998                   --               18,111
      Realized gains (losses) on sale of
        investments........................            4,347,299              72,948             (35,799)               51,235
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           31,609,829             246,946             (35,799)               69,346
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (23,145,529)           (356,441)              252,141              369,924
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,464,300           (109,495)              216,342              439,270
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,914,518  $          524,131  $           289,258  $           352,575
                                             ===================  ==================  ===================  ===================

                                               MIST SCHRODERS
                                                   GLOBAL          MIST SSGA GROWTH
                                                 MULTI-ASSET        AND INCOME ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          121,845  $         3,767,126
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              99,003            1,566,665
      Administrative charges...............              23,669              415,854
                                             ------------------  -------------------
        Total expenses.....................             122,672            1,982,519
                                             ------------------  -------------------
          Net investment income (loss).....               (827)            1,784,607
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             333,145            9,951,383
      Realized gains (losses) on sale of
        investments........................             134,525            2,324,852
                                             ------------------  -------------------
          Net realized gains (losses)......             467,670           12,276,235
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             109,832          (6,564,620)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             577,502            5,711,615
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          576,675  $         7,496,222
                                             ==================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                  MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE        MIST WMC
                                                 GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH     LARGE CAP RESEARCH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,089,552  $        9,210,755  $                --  $            55,337
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              705,122           7,300,353            1,089,755               48,688
      Administrative charges...............              144,663           1,384,059              200,915               19,150
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................              849,785           8,684,412            1,290,670               67,838
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              239,767             526,343          (1,290,670)             (12,501)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,596,406                  --            8,062,005                   --
      Realized gains (losses) on sale of
        investments........................            1,261,496          34,042,595            4,516,154              489,502
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            4,857,902          34,042,595           12,578,159              489,502
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,905,732)          38,037,637          (2,825,058)              434,852
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,952,170          72,080,232            9,753,101              924,354
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,191,937  $       72,606,575  $         8,462,431  $           911,853
                                             ===================  ==================  ===================  ===================


                                             MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          236,862   $           101,693   $         3,111,380   $            7,126
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................             245,434                46,923               685,540              113,419
      Administrative charges...............              47,763                 9,586               231,467               23,621
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................             293,197                56,509               917,007              137,040
                                             -------------------  --------------------  -------------------  --------------------
          Net investment income (loss).....            (56,335)                45,184             2,194,373            (129,914)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                    --                    --                   --
      Realized gains (losses) on sale of
        investments........................              98,238               (5,716)               165,354              928,788
                                             -------------------  --------------------  -------------------  --------------------
          Net realized gains (losses)......              98,238               (5,716)               165,354              928,788
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (976,258)               107,404             3,019,349             (22,620)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (878,020)               101,688             3,184,703              906,168
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (934,355)   $           146,872   $         5,379,076   $          776,254
                                             ===================  ====================  ===================  ====================


                                                 MSF BLACKROCK        MSF FRONTIER
                                                 MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,162,094              142,473
      Administrative charges...............              217,384               24,642
                                             -------------------  -------------------
        Total expenses.....................            1,379,478              167,115
                                             -------------------  -------------------
          Net investment income (loss).....          (1,379,478)            (167,115)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --              931,814
      Realized gains (losses) on sale of
        investments........................                   --              278,651
                                             -------------------  -------------------
          Net realized gains (losses)......                   --            1,210,465
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --            (182,874)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --            1,027,591
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,379,478)  $           860,476
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                             MSF MET/DIMENSIONAL
                                                MSF JENNISON        MSF LOOMIS SAYLES    MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                   GROWTH           SMALL CAP GROWTH      MID CAP VALUE            COMPANY
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            73,214  $                --  $           231,490  $            76,634
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,826,920              153,248              638,694               41,871
      Administrative charges...............              341,133               42,145              109,097                9,310
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            2,168,053              195,393              747,791               51,181
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (2,094,839)            (195,393)            (516,301)               25,453
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,718,139            2,113,236                   --              133,433
      Realized gains (losses) on sale of
        investments........................            6,153,759              919,543            1,227,467               74,609
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           13,871,898            3,032,779            1,227,467              208,042
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,046,864)          (2,916,364)            (701,669)            (529,530)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           11,825,034              116,415              525,798            (321,488)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,730,195  $          (78,978)  $             9,497  $         (296,035)
                                             ===================  ===================  ===================  ====================


                                                  MSF METLIFE          MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20  ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                SUB-ACCOUNT (a)      SUB-ACCOUNT (a)       SUB-ACCOUNT (a)      SUB-ACCOUNT (a)
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --  $                 --  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                37,977            9,471,003            18,272,772           15,096,764
      Administrative charges...............                 7,617            2,260,543             4,730,937            3,177,420
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                45,594           11,731,546            23,003,709           18,274,184
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (45,594)         (11,731,546)          (23,003,709)         (18,274,184)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                10,244            3,392,280             6,453,981            5,986,736
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                10,244            3,392,280             6,453,981            5,986,736
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                88,287           46,153,818           117,617,432           87,045,272
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                98,531           49,546,098           124,071,413           93,032,008
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             52,937  $        37,814,552  $        101,067,704  $        74,757,824
                                             ====================  ===================  ====================  ===================


                                                  MSF METLIFE          MSF METLIFE
                                              MID CAP STOCK INDEX      STOCK INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             37,287  $           642,311
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                73,364              605,164
      Administrative charges...............                12,114              106,179
                                             --------------------  -------------------
        Total expenses.....................                85,478              711,343
                                             --------------------  -------------------
           Net investment income (loss)....              (48,191)             (69,032)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               228,350            1,085,762
      Realized gains (losses) on sale of
        investments........................               209,876            1,887,800
                                             --------------------  -------------------
           Net realized gains (losses).....               438,226            2,973,562
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (7,639)            1,642,182
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               430,587            4,615,744
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            382,396  $         4,546,712
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                                TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,299,320  $        3,002,153  $            46,693  $           122,506
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              748,100           1,357,091               29,529              556,419
      Administrative charges...............              254,435             483,091                5,690              105,429
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,002,535           1,840,182               35,219              661,848
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            1,296,785           1,161,971               11,474            (539,342)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           9,392,764                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,741,270           5,409,093               37,576            1,266,728
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            2,741,270          14,801,857               37,576            1,266,728
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,340,335           1,615,852            (269,308)          (1,636,960)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,081,605          16,417,709            (231,732)            (370,232)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,378,390  $       17,579,680  $         (220,258)  $         (909,574)
                                             ===================  ==================  ===================  ===================


                                              MSF RUSSELL 2000     MSF T. ROWE PRICE   MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH    SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           48,646  $             6,316  $               753  $            11,746
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              74,144              827,660              143,999               34,076
      Administrative charges...............              12,712              153,601               25,164               11,217
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................              86,856              981,261              169,163               45,293
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (38,210)            (974,945)            (168,410)             (33,547)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             118,491            4,614,611              911,746               73,970
      Realized gains (losses) on sale of
        investments........................             280,721            4,054,428              737,901                6,696
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             399,212            8,669,039            1,649,647               80,666
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (207,370)          (3,126,532)            (898,328)            (918,083)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             191,842            5,542,507              751,319            (837,417)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          153,632  $         4,567,562  $           582,909  $         (870,964)
                                             ==================  ===================  ===================  ===================

                                               MSF WESTERN ASSET     MSF WESTERN ASSET
                                             MANAGEMENT STRATEGIC       MANAGEMENT
                                              BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          383,159   $           119,334
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               88,261                97,170
      Administrative charges...............               17,302                17,251
                                             --------------------  -------------------
        Total expenses.....................              105,563               114,421
                                             --------------------  -------------------
          Net investment income (loss).....              277,596                 4,913
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................               94,178               (1,480)
                                             --------------------  -------------------
          Net realized gains (losses)......               94,178               (1,480)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (107,925)                59,929
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (13,747)                58,449
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          263,849   $            63,362
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MSF WMC CORE
                                                    EQUITY              PIMCO VIT            PIMCO VIT            PUTNAM VT
                                                 OPPORTUNITIES         HIGH YIELD          LOW DURATION         EQUITY INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,253,706  $           366,775  $            102,596  $           468,801
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            2,524,285               84,087               116,345              201,627
      Administrative charges...............              541,118               17,291                22,371               64,117
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,065,403              101,378               138,716              265,744
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (1,811,697)              265,397              (36,120)              203,057
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,782,216                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................           11,831,394               98,338                32,947            1,866,886
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           30,613,610               98,338                32,947            1,866,886
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (10,562,213)            (228,246)              (55,569)              794,179
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           20,051,397            (129,908)              (22,622)            2,661,065
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,239,700  $           135,489  $           (58,742)  $         2,864,122
                                             ===================  ===================  ====================  ===================


                                                   PUTNAM VT       RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL
                                               MULTI-CAP GROWTH          EQUITY           RUSSELL CORE BOND    ESTATE SECURITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             11,609  $             3,859  $           104,605  $            32,484
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                28,414               19,112               83,695               12,659
      Administrative charges...............                 3,754                2,290               10,040                1,516
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                32,168               21,402               93,735               14,175
                                             --------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....              (20,559)             (17,543)               10,870               18,309
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              147,563              124,722               42,864
      Realized gains (losses) on sale of
        investments........................               285,228               23,217               29,335                6,785
                                             --------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......               285,228              170,780              154,057               49,649
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (7,854)            (151,869)               97,689               58,154
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               277,374               18,911              251,746              107,803
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            256,815  $             1,368  $           262,616  $           126,112
                                             ====================  ===================  ===================  ====================


                                              RUSSELL MULTI-STYLE
                                                    EQUITY          RUSSELL NON-U.S.
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             98,859  $            65,251
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               105,102               41,419
      Administrative charges...............                12,610                4,967
                                             --------------------  -------------------
        Total expenses.....................               117,712               46,386
                                             --------------------  -------------------
          Net investment income (loss).....              (18,853)               18,865
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,138,870                   --
      Realized gains (losses) on sale of
        investments........................               208,645               29,254
                                             --------------------  -------------------
          Net realized gains (losses)......             1,347,515               29,254
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (516,811)            (238,963)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               830,704            (209,709)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            811,851  $         (190,844)
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                AMERICAN FUNDS
                                    AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  -----------------------------------
                                       2014               2013               2014              2013
                                 ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        321,245  $         408,503  $       (222,858)  $        (5,831)
   Net realized gains
     (losses)..................        15,396,186          4,192,451          1,146,639         1,017,142
   Change in unrealized
     gains (losses) on
     investments...............      (14,053,067)         23,703,654          (528,776)         5,661,018
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         1,664,364         28,304,608            395,005         6,672,329
                                 ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         1,163,562          1,668,920            274,800           335,561
   Net transfers (including
     fixed account)............            11,486        (7,201,174)            559,083       (1,840,055)
   Contract charges............         (940,178)          (880,990)          (237,153)         (222,817)
   Transfers for contract
     benefits and
     terminations..............       (8,833,811)        (5,784,392)        (2,004,973)       (1,246,573)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (8,598,941)       (12,197,636)        (1,408,243)       (2,973,884)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........       (6,934,577)         16,106,972        (1,013,238)         3,698,445
NET ASSETS:
   Beginning of year...........       122,929,858        106,822,886         29,677,012        25,978,567
                                 ----------------  -----------------  -----------------  ----------------
   End of year.................  $    115,995,281  $     122,929,858  $      28,663,774  $     29,677,012
                                 ================  =================  =================  ================

                                                                          DEUTSCHE II GOVERNMENT &
                                       AMERICAN FUNDS GROWTH                  AGENCY SECURITIES
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                 ----------------------------------  -----------------------------------
                                       2014              2013              2014               2013
                                 ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (149,058)  $         61,134  $           4,028  $          9,203
   Net realized gains
     (losses)..................        15,135,825         7,384,758            (4,303)            20,029
   Change in unrealized
     gains (losses) on
     investments...............       (4,495,305)        27,933,318             17,537          (55,900)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........        10,491,462        35,379,210             17,262          (26,668)
                                 ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         1,341,949         2,049,516                509               506
   Net transfers (including
     fixed account)............       (4,521,216)       (9,594,962)           (20,436)             9,599
   Contract charges............       (1,118,135)       (1,052,562)              (610)             (726)
   Transfers for contract
     benefits and
     terminations..............      (11,635,163)       (8,280,530)           (72,681)         (193,705)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........      (15,932,565)      (16,878,538)           (93,218)         (184,326)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........       (5,441,103)        18,500,672           (75,956)         (210,994)
NET ASSETS:
   Beginning of year...........       147,932,755       129,432,083            482,012           693,006
                                 ----------------  ----------------  -----------------  ----------------
   End of year.................  $    142,491,652  $    147,932,755  $         406,056  $        482,012
                                 ================  ================  =================  ================


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP GROWTH OPPORTUNITIES
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                 ----------------------------------  -----------------------------------
                                       2014              2013              2014               2013
                                 ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $         74,386  $         45,576  $        (1,508)  $         (1,315)
   Net realized gains
     (losses)..................           178,535           447,050             2,435              6,058
   Change in unrealized
     gains (losses) on
     investments...............           161,627           798,810            12,219             31,463
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........           414,548         1,291,436            13,146             36,206
                                 ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            10,714            25,632             2,500                 --
   Net transfers (including
     fixed account)............           444,146           179,929             (361)           (15,520)
   Contract charges............          (19,520)          (18,366)             (104)              (129)
   Transfers for contract
     benefits and
     terminations..............         (588,511)         (527,633)           (3,373)            (2,977)
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (153,171)         (340,438)           (1,338)           (18,626)
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..........           261,377           950,998            11,808             17,580
NET ASSETS:
   Beginning of year...........         6,033,100         5,082,102           126,880            109,300
                                 ----------------  ----------------  ----------------  -----------------
   End of year.................  $      6,294,477  $      6,033,100  $        138,688  $         126,880
                                 ================  ================  ================  =================

                                          FTVIPT TEMPLETON
                                             FOREIGN VIP
                                             SUB-ACCOUNT
                                 ----------------------------------
                                       2014              2013
                                 ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        129,877  $        276,649
   Net realized gains
     (losses)..................           678,465           425,385
   Change in unrealized
     gains (losses) on
     investments...............       (4,188,097)         4,864,366
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........       (3,379,755)         5,566,400
                                 ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           122,584           157,499
   Net transfers (including
     fixed account)............            25,952         (463,897)
   Contract charges............          (83,868)          (90,008)
   Transfers for contract
     benefits and
     terminations..............       (3,011,538)       (3,121,814)
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (2,946,870)       (3,518,220)
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets..........       (6,326,625)         2,048,180
NET ASSETS:
   Beginning of year...........        30,101,114        28,052,934
                                 ----------------  ----------------
   End of year.................  $     23,774,489  $     30,101,114
                                 ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                           MIST ALLIANZ
                                                                                                         GLOBAL INVESTORS
                                                                       MIST ALLIANCEBERNSTEIN GLOBAL          DYNAMIC
                                  INVESCO V.I. INTERNATIONAL GROWTH         DYNAMIC ALLOCATION           MULTI-ASSET PLUS
                                             SUB-ACCOUNT                        SUB-ACCOUNT                 SUB-ACCOUNT
                                 ----------------------------------  ----------------------------------  ----------------
                                       2014              2013              2014              2013            2014 (a)
                                 ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        (2,799)  $       (22,265)  $        266,616  $         75,766  $           (41)
   Net realized gains
     (losses)..................           312,760           242,759           797,455           679,659               597
   Change in unrealized
     gains (losses) on
     investments...............         (371,667)           765,351           745,872         1,608,358               561
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          (61,706)           985,845         1,809,943         2,363,783             1,117
                                 ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            16,503            18,558           374,180           668,511                --
   Net transfers (including
     fixed account)............           306,718           233,063         4,945,881         3,473,455           164,882
   Contract charges............          (18,773)          (19,604)         (281,105)         (233,655)             (197)
   Transfers for contract
     benefits and
     terminations..............         (812,609)         (918,764)       (1,228,246)         (682,012)             (612)
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (508,161)         (686,747)         3,810,710         3,226,299           164,073
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........         (569,867)           299,098         5,620,653         5,590,082           165,190
NET ASSETS:
   Beginning of year...........         6,558,263         6,259,165        27,463,161        21,873,079                --
                                 ----------------  ----------------  ----------------  ----------------  ----------------
   End of year.................  $      5,988,396  $      6,558,263  $     33,083,814  $     27,463,161  $        165,190
                                 ================  ================  ================  ================  ================



                                         MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION                   GROWTH ALLOCATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------
                                       2014               2013              2014              2013
                                 -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (826,413)  $      (504,314)  $    (1,482,578)  $    (1,336,914)
   Net realized gains
     (losses)..................         28,744,481        21,595,900        45,238,805        23,104,972
   Change in unrealized
     gains (losses) on
     investments...............       (17,077,711)        15,798,540      (31,548,405)        28,587,618
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         10,840,357        36,890,126        12,207,822        50,355,676
                                 -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            340,616         1,212,531           976,339           500,867
   Net transfers (including
     fixed account)............          9,259,825       (7,319,294)        11,208,199       (2,920,195)
   Contract charges............        (2,478,682)       (2,255,799)       (2,551,053)       (2,362,897)
   Transfers for contract
     benefits and
     terminations..............       (14,231,661)      (13,503,951)      (14,585,517)      (13,777,227)
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........        (7,109,902)      (21,866,513)       (4,952,032)      (18,559,452)
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........          3,730,455        15,023,613         7,255,790        31,796,224
NET ASSETS:
   Beginning of year...........        250,188,184       235,164,571       257,567,705       225,771,481
                                 -----------------  ----------------  ----------------  ----------------
   End of year.................  $     253,918,639  $    250,188,184  $    264,823,495  $    257,567,705
                                 =================  ================  ================  ================



                                                                              MIST AMERICAN FUNDS
                                     MIST AMERICAN FUNDS GROWTH               MODERATE ALLOCATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------
                                       2014               2013              2014              2013
                                 ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (310,974)  $       (317,617)  $      (156,838)  $        112,294
   Net realized gains
     (losses)..................         3,091,411          3,382,812        12,739,451        11,172,542
   Change in unrealized
     gains (losses) on
     investments...............         (842,561)          3,693,791       (7,326,802)         2,212,586
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         1,937,876          6,758,986         5,255,811        13,497,422
                                 ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            35,665            128,099           435,055           387,979
   Net transfers (including
     fixed account)............         1,430,823          (974,001)         3,857,591       (8,727,361)
   Contract charges............         (271,323)          (240,073)       (1,234,985)       (1,244,900)
   Transfers for contract
     benefits and
     terminations..............       (1,755,073)        (1,756,950)       (8,151,277)      (10,202,089)
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (559,908)        (2,842,925)       (5,093,616)      (19,786,371)
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........         1,377,968          3,916,061           162,195       (6,288,949)
NET ASSETS:
   Beginning of year...........        29,652,918         25,736,857       120,520,419       126,809,368
                                 ----------------  -----------------  ----------------  ----------------
   End of year.................  $     31,030,886  $      29,652,918  $    120,682,614  $    120,520,419
                                 ================  =================  ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             MIST BLACKROCK
                                  MIST AQR GLOBAL RISK BALANCED        GLOBAL TACTICAL STRATEGIES
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (195,987)  $        149,421  $         19,207  $        143,441
   Net realized gains
     (losses).................             8,857           247,052         3,556,817         1,503,976
   Change in unrealized
     gains (losses) on
     investments..............           546,171       (1,503,984)         (706,291)         2,882,847
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           359,041       (1,107,511)         2,869,733         4,530,264
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            15,630            99,288           137,909           801,466
   Net transfers (including
     fixed account)...........         (798,299)           384,530         6,706,596        11,503,843
   Contract charges...........         (123,780)         (155,503)         (581,115)         (473,454)
   Transfers for contract
     benefits and
     terminations.............         (661,774)         (696,634)       (2,945,823)       (2,710,262)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,568,223)         (368,319)         3,317,567         9,121,593
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,209,182)       (1,475,830)         6,187,300        13,651,857
NET ASSETS:
   Beginning of year..........        14,540,600        16,016,430        58,089,937        44,438,080
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     13,331,418  $     14,540,600  $     64,277,237  $     58,089,937
                                ================  ================  ================  ================

                                         MIST BLACKROCK
                                           HIGH YIELD                MIST CLARION GLOBAL REAL ESTATE
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        764,709  $        833,208  $         41,469  $      2,150,527
   Net realized gains
     (losses).................           881,554           616,314          (58,437)         (324,916)
   Change in unrealized
     gains (losses) on
     investments..............       (1,295,309)         (181,934)         4,319,005       (1,020,469)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           350,954         1,267,588         4,302,037           805,142
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           106,217            88,643           135,806           137,245
   Net transfers (including
     fixed account)...........            26,774         1,281,118           771,267         1,662,004
   Contract charges...........         (107,615)         (116,116)         (166,574)         (168,758)
   Transfers for contract
     benefits and
     terminations.............       (1,635,393)       (1,501,711)       (4,330,851)       (3,599,195)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,610,017)         (248,066)       (3,590,352)       (1,968,704)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,259,063)         1,019,522           711,685       (1,163,562)
NET ASSETS:
   Beginning of year..........        17,263,570        16,244,048        38,352,561        39,516,123
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     16,004,507  $     17,263,570  $     39,064,246  $     38,352,561
                                ================  ================  ================  ================


                                MIST CLEARBRIDGE AGGRESSIVE GROWTH   MIST GOLDMAN SACHS MID CAP VALUE
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                      2014              2013               2014              2013
                                ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,555,071)  $     (1,184,773)  $      (224,678)  $      (152,789)
   Net realized gains
     (losses).................         9,587,615          5,254,385         4,189,001         1,319,903
   Change in unrealized
     gains (losses) on
     investments..............         9,115,804         28,494,295       (1,897,493)         3,772,355
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        17,148,348         32,563,907         2,066,830         4,939,469
                                ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           367,376            249,687            67,093            30,495
   Net transfers (including
     fixed account)...........        10,722,732        (1,368,153)          (55,389)         (443,972)
   Contract charges...........         (422,427)          (347,251)          (82,948)          (83,810)
   Transfers for contract
     benefits and
     terminations.............      (10,834,777)        (8,690,461)       (2,563,125)       (1,872,506)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (167,096)       (10,156,178)       (2,634,369)       (2,369,793)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........        16,981,252         22,407,729         (567,539)         2,569,676
NET ASSETS:
   Beginning of year..........       101,728,824         79,321,095        19,638,139        17,068,463
                                ----------------  -----------------  ----------------  ----------------
   End of year................  $    118,710,076  $     101,728,824  $     19,070,600  $     19,638,139
                                ================  =================  ================  ================


                                 MIST HARRIS OAKMARK INTERNATIONAL
                                            SUB-ACCOUNT
                                -----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        491,745  $        529,960
   Net realized gains
     (losses).................         8,110,730         1,833,456
   Change in unrealized
     gains (losses) on
     investments..............      (13,760,779)        14,288,746
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........       (5,158,304)        16,652,162
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           115,558           192,165
   Net transfers (including
     fixed account)...........         3,134,370         1,807,599
   Contract charges...........         (335,361)         (328,352)
   Transfers for contract
     benefits and
     terminations.............       (7,506,659)       (6,239,448)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (4,592,092)       (4,568,036)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (9,750,396)        12,084,126
NET ASSETS:
   Beginning of year..........        72,879,342        60,795,216
                                ----------------  ----------------
   End of year................  $     63,128,946  $     72,879,342
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           MIST INVESCO
                                     BALANCED-RISK ALLOCATION              MIST INVESCO COMSTOCK
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (259,422)  $      (298,226)  $      (159,380)   $        26,285
   Net realized gains
     (losses).................           937,210           241,466         5,739,660         3,243,609
   Change in unrealized
     gains (losses) on
     investments..............            49,535            28,016         4,397,569        30,821,728
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           727,323          (28,744)         9,977,849        34,091,622
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            67,407           221,822           889,439         1,112,181
   Net transfers (including
     fixed account)...........         (752,691)         2,482,249       (1,292,261)         1,551,821
   Contract charges...........         (174,152)         (188,666)         (661,823)         (602,828)
   Transfers for contract
     benefits and
     terminations.............       (1,235,440)       (1,225,379)      (12,318,737)      (10,189,892)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (2,094,876)         1,290,026      (13,383,382)       (8,128,718)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,367,553)         1,261,282       (3,405,533)        25,962,904
NET ASSETS:
   Beginning of year..........        19,667,126        18,405,844       130,402,734       104,439,830
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     18,299,573  $     19,667,126  $    126,997,201   $   130,402,734
                                ================  ================  ================  ================


                                   MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,427,075)  $      (902,353)  $      (885,610)  $      (727,499)
   Net realized gains
     (losses).................        39,178,965         2,802,789        10,100,664         5,731,374
   Change in unrealized
     gains (losses) on
     investments..............      (21,461,678)        48,920,722       (6,093,075)        11,841,418
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        16,290,212        50,821,158         3,121,979        16,845,293
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................         1,079,121         1,095,938           211,473           156,924
   Net transfers (including
     fixed account)...........       (4,822,640)       (6,640,721)       (4,012,326)         1,634,040
   Contract charges...........         (752,209)         (755,153)         (223,856)         (222,057)
   Transfers for contract
     benefits and
     terminations.............      (23,946,291)      (21,888,781)       (5,150,111)       (5,290,947)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (28,442,019)      (28,188,717)       (9,174,820)       (3,722,040)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (12,151,807)        22,632,441       (6,052,841)        13,123,253
NET ASSETS:
   Beginning of year..........       210,304,023       187,671,582        59,587,334        46,464,081
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    198,152,216  $    210,304,023  $     53,534,493  $     59,587,334
                                ================  ================  ================  ================

                                                                              MIST JPMORGAN
                                     MIST JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ---------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (21,227)  $      (184,853)  $        (1,859)  $      (89,706)
   Net realized gains
     (losses).................            37,926         1,463,868           474,692          259,191
   Change in unrealized
     gains (losses) on
     investments..............           418,376       (1,951,764)           163,520          627,553
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........           435,075         (672,749)           636,353          797,038
                                ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             9,505            36,885            49,578          332,957
   Net transfers (including
     fixed account)...........         2,346,290       (2,413,631)         2,111,814        2,367,278
   Contract charges...........         (131,538)         (159,882)          (97,449)         (81,370)
   Transfers for contract
     benefits and
     terminations.............       (1,190,960)       (1,022,054)         (789,277)        (269,275)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         1,033,297       (3,558,682)         1,274,666        2,349,590
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..........         1,468,372       (4,231,431)         1,911,019        3,146,628
NET ASSETS:
   Beginning of year..........        12,506,234        16,737,665        10,517,817        7,371,189
                                ----------------  ----------------  ----------------  ---------------
   End of year................  $     13,974,606  $     12,506,234  $     12,428,836  $    10,517,817
                                ================  ================  ================  ===============


                                  MIST JPMORGAN SMALL CAP VALUE
                                           SUB-ACCOUNT
                                --------------------------------
                                      2014             2013
                                ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (2,393)  $      (36,696)
   Net realized gains
     (losses).................        1,440,125          426,468
   Change in unrealized
     gains (losses) on
     investments..............      (1,103,827)        2,016,956
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........          333,905        2,406,728
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          105,549          144,887
   Net transfers (including
     fixed account)...........          253,908        (438,705)
   Contract charges...........         (60,631)         (57,706)
   Transfers for contract
     benefits and
     terminations.............        (840,832)        (442,324)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........        (542,006)        (793,848)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets..........        (208,101)        1,612,880
NET ASSETS:
   Beginning of year..........        9,530,735        7,917,855
                                ---------------  ---------------
   End of year................  $     9,322,634  $     9,530,735
                                ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         55,798  $        108,595  $     10,055,698  $     13,403,077
   Net realized gains
     (losses).................           496,655           726,882         9,085,003         3,279,512
   Change in unrealized
     gains (losses) on
     investments..............         (296,654)         1,299,077      (10,865,295)         (991,494)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           255,799         2,134,554         8,275,406        15,691,095
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            96,656           233,011         1,412,713         1,146,012
   Net transfers (including
     fixed account)...........           792,874         (609,275)       (1,073,570)       (2,172,367)
   Contract charges...........         (119,999)         (114,781)         (795,569)         (851,511)
   Transfers for contract
     benefits and
     terminations.............       (1,645,429)       (1,423,422)      (29,170,042)      (29,989,841)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (875,898)       (1,914,467)      (29,626,468)      (31,867,707)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (620,099)           220,087      (21,351,062)      (16,176,612)
NET ASSETS:
   Beginning of year..........        15,197,549        14,977,462       236,290,033       252,466,645
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     14,577,450  $     15,197,549  $    214,938,971  $    236,290,033
                                ================  ================  ================  ================

                                         MIST MET/EATON               MIST MET/FRANKLIN LOW DURATION
                                       VANCE FLOATING RATE                     TOTAL RETURN
                                           SUB-ACCOUNT                          SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         73,021  $         69,337  $        292,106  $         54,904
   Net realized gains
     (losses).................            25,657            32,113           (3,080)            16,310
   Change in unrealized
     gains (losses) on
     investments..............         (138,311)          (21,021)         (317,484)          (43,087)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........          (39,633)            80,429          (28,458)            28,127
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            34,702             3,022           212,558           910,966
   Net transfers (including
     fixed account)...........         (106,686)         1,944,025         6,043,206        11,532,199
   Contract charges...........          (25,962)          (25,417)         (220,462)         (150,046)
   Transfers for contract
     benefits and
     terminations.............         (638,752)         (555,741)       (3,105,044)       (2,350,066)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (736,698)         1,365,889         2,930,258         9,943,053
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (776,331)         1,446,318         2,901,800         9,971,180
NET ASSETS:
   Beginning of year..........         4,880,212         3,433,894        27,817,040        17,845,860
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      4,103,881  $      4,880,212  $     30,718,840  $     27,817,040
                                ================  ================  ================  ================

                                        MIST MET/TEMPLETON                  MIST METLIFE ASSET
                                        INTERNATIONAL BOND                    ALLOCATION 100
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                      2014               2013              2014              2013
                                ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        192,967  $          53,472  $    (1,630,139)  $    (1,575,211)
   Net realized gains
     (losses).................          (14,347)             21,392        13,760,757         7,431,029
   Change in unrealized
     gains (losses) on
     investments..............         (164,409)           (75,084)       (5,330,053)        43,217,486
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            14,211              (220)         6,800,565        49,073,304
                                ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            46,508            112,645           788,634         1,338,844
   Net transfers (including
     fixed account)...........          (64,848)            469,137       (9,141,571)         9,652,811
   Contract charges...........          (55,577)           (55,463)         (988,986)         (990,665)
   Transfers for contract
     benefits and
     terminations.............         (345,374)          (428,708)      (24,436,537)      (20,336,120)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (419,291)             97,611      (33,778,460)      (10,335,130)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (405,080)             97,391      (26,977,895)        38,738,174
NET ASSETS:
   Beginning of year..........         5,578,711          5,481,320       217,076,586       178,338,412
                                ----------------  -----------------  ----------------  ----------------
   End of year................  $      5,173,631  $       5,578,711  $    190,098,691  $    217,076,586
                                ================  =================  ================  ================


                                    MIST METLIFE BALANCED PLUS
                                            SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        973,008  $        248,742
   Net realized gains
     (losses).................        10,371,648         2,441,789
   Change in unrealized
     gains (losses) on
     investments..............       (1,068,248)         9,701,355
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        10,276,408        12,391,886
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           604,721         1,509,097
   Net transfers (including
     fixed account)...........        10,599,640        25,689,084
   Contract charges...........       (1,110,254)         (879,933)
   Transfers for contract
     benefits and
     terminations.............       (6,051,973)       (2,826,956)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         4,042,134        23,491,292
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........        14,318,542        35,883,178
NET ASSETS:
   Beginning of year..........       116,669,137        80,785,959
                                ----------------  ----------------
   End of year................  $    130,987,679  $    116,669,137
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                            MIST METLIFE
                                      MULTI-INDEX TARGETED RISK          MIST METLIFE SMALL CAP VALUE
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  -----------------------------------
                                       2014            2013 (b)              2014              2013
                                 ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (13,676)  $           (950)  $       (880,959)  $      (381,967)
   Net realized gains
     (losses)..................             6,596              6,795          5,166,165         2,139,900
   Change in unrealized
     gains (losses) on
     investments...............            67,067             15,751        (4,301,082)        12,668,658
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            59,987             21,596           (15,876)        14,426,591
                                 ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            11,000             16,217            153,551            94,990
   Net transfers (including
     fixed account)............         1,263,487            712,961          (553,890)         1,026,215
   Contract charges............           (6,346)            (1,098)          (248,368)         (262,156)
   Transfers for contract
     benefits and
     terminations..............                --          (371,815)        (6,028,315)       (5,678,193)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         1,268,141            356,265        (6,677,022)       (4,819,144)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........         1,328,128            377,861        (6,692,898)         9,607,447
NET ASSETS:
   Beginning of year...........           377,861                 --         59,255,307        49,647,860
                                 ----------------  -----------------  -----------------  ----------------
   End of year.................  $      1,705,989  $         377,861  $      52,562,409  $     59,255,307
                                 ================  =================  =================  ================


                                             MIST MFS
                                      EMERGING MARKETS EQUITY          MIST MFS RESEARCH INTERNATIONAL
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                 ----------------------------------  ----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (255,461)  $      (148,414)  $      1,237,542  $      1,695,572
   Net realized gains
     (losses)..................         (365,297)         (106,047)           525,696         (739,940)
   Change in unrealized
     gains (losses) on
     investments...............       (3,418,655)       (3,220,289)      (12,489,803)        21,259,599
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........       (4,039,413)       (3,474,750)      (10,726,565)        22,215,231
                                 ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           273,250           451,625         1,000,508           911,365
   Net transfers (including
     fixed account)............       (3,784,632)        11,484,678         2,863,392       (2,178,495)
   Contract charges............         (320,775)         (320,562)         (488,313)         (499,783)
   Transfers for contract
     benefits and
     terminations..............       (4,211,605)       (5,032,865)      (13,909,511)      (12,763,098)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (8,043,762)         6,582,876      (10,533,924)      (14,530,011)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........      (12,083,175)         3,108,126      (21,260,489)         7,685,220
NET ASSETS:
   Beginning of year...........        59,292,583        56,184,457       141,100,546       133,415,326
                                 ----------------  ----------------  ----------------  ----------------
   End of year.................  $     47,209,408  $     59,292,583  $    119,840,057  $    141,100,546
                                 ================  ================  ================  ================

                                                                                                                 MIST
                                         MIST MORGAN STANLEY                                                PANAGORA GLOBAL
                                           MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY     DIVERSIFIED RISK
                                             SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------  -----------------
                                       2014              2013               2014              2013             2014 (a)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (761,070)  $       (299,295)  $       (14,810)  $         62,676  $           (249)
   Net realized gains
     (losses)..................         4,666,583          3,405,175         2,679,810           840,499              1,748
   Change in unrealized
     gains (losses) on
     investments...............       (3,909,127)         19,016,467       (2,035,878)         8,213,059            (2,721)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........           (3,614)         22,122,347           629,122         9,116,234            (1,222)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           435,982            490,377           415,021           408,596                 --
   Net transfers (including
     fixed account)............       (1,451,176)        (3,417,223)           169,507        23,708,528             92,388
   Contract charges............         (283,613)          (277,366)         (252,309)         (202,603)               (66)
   Transfers for contract
     benefits and
     terminations..............       (7,981,909)        (6,130,487)       (4,842,969)       (3,820,874)                (2)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (9,280,716)        (9,334,699)       (4,510,750)        20,093,647             92,320
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..........       (9,284,330)         12,787,648       (3,881,628)        29,209,881             91,098
NET ASSETS:
   Beginning of year...........        76,130,580         63,342,932        51,152,278        21,942,397                 --
                                 ----------------  -----------------  ----------------  ----------------  -----------------
   End of year.................  $     66,846,250  $      76,130,580  $     47,270,650  $     51,152,278  $          91,098
                                 ================  =================  ================  ================  =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST PIMCO INFLATION
                                          PROTECTED BOND                  MIST PIMCO TOTAL RETURN
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                       2014              2013             2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        256,197  $        944,980  $      5,707,671  $     16,582,134
   Net realized gains
     (losses).................         (991,678)         5,797,375           956,244        12,506,099
   Change in unrealized
     gains (losses) on
     investments..............         2,532,632      (19,255,424)         7,841,358      (46,315,981)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         1,797,151      (12,513,069)        14,505,273      (17,227,748)
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           924,626           805,138         3,000,068         4,231,688
   Net transfers (including
     fixed account)...........       (1,000,516)         2,426,339      (16,485,181)         (712,856)
   Contract charges...........         (757,081)         (850,797)       (3,203,373)       (3,393,099)
   Transfers for contract
     benefits and
     terminations.............       (9,304,940)       (8,424,200)      (47,523,421)      (46,671,789)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (10,137,911)       (6,043,520)      (64,211,907)      (46,546,056)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (8,340,760)      (18,556,589)      (49,706,634)      (63,773,804)
NET ASSETS:
   Beginning of year..........       102,943,846       121,500,435       508,804,270       572,578,074
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     94,603,086  $    102,943,846  $    459,097,636  $    508,804,270
                                ================  ================  ================  ================


                                        MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        450,218  $      1,934,211  $        633,626  $        525,122
   Net realized gains
     (losses).................        31,609,829         6,108,159           246,946           194,995
   Change in unrealized
     gains (losses) on
     investments..............      (23,145,529)        17,649,916         (356,441)         (641,291)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         8,914,518        25,692,286           524,131            78,826
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           753,938           679,652           119,502           234,042
   Net transfers (including
     fixed account)...........       (3,600,856)       (3,335,591)         2,241,562         2,918,462
   Contract charges...........         (275,394)         (279,399)          (97,588)          (86,896)
   Transfers for contract
     benefits and
     terminations.............      (11,774,881)      (10,312,377)       (1,369,085)       (1,139,453)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (14,897,193)      (13,247,715)           894,391         1,926,155
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (5,982,675)        12,444,571         1,418,522         2,004,981
NET ASSETS:
   Beginning of year..........        99,844,002        87,399,431        16,641,496        14,636,515
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     93,861,327  $     99,844,002  $     18,060,018  $     16,641,496
                                ================  ================  ================  ================


                                  MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014             2013 (c)
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         72,916  $         31,101  $       (86,695)  $         11,916
   Net realized gains
     (losses).................          (35,799)          (36,559)            69,346            68,549
   Change in unrealized
     gains (losses) on
     investments..............           252,141         (326,499)           369,924            82,837
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           289,258         (331,957)           352,575           163,302
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             4,246            69,300                --                --
   Net transfers (including
     fixed account)...........           594,993         (588,151)         2,425,320         3,448,561
   Contract charges...........          (41,625)          (51,887)          (40,004)          (11,166)
   Transfers for contract
     benefits and
     terminations.............         (407,247)         (523,331)         (380,018)          (42,662)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           150,367       (1,094,069)         2,005,298         3,394,733
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........           439,625       (1,426,026)         2,357,873         3,558,035
NET ASSETS:
   Beginning of year..........         4,570,971         5,996,997         3,558,035                --
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      5,010,596  $      4,570,971  $      5,915,908  $      3,558,035
                                ================  ================  ================  ================


                                MIST SCHRODERS GLOBAL MULTI-ASSET
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $          (827)  $      (100,602)
   Net realized gains
     (losses).................           467,670            95,857
   Change in unrealized
     gains (losses) on
     investments..............           109,832           649,309
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           576,675           644,564
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             5,680           234,324
   Net transfers (including
     fixed account)...........           141,749         3,869,180
   Contract charges...........          (81,084)          (64,902)
   Transfers for contract
     benefits and
     terminations.............         (477,890)         (375,716)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (411,545)         3,662,886
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........           165,130         4,307,450
NET ASSETS:
   Beginning of year..........         9,704,669         5,397,219
                                ----------------  ----------------
   End of year................  $      9,869,799  $      9,704,669
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                  MIST SSGA GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013               2014             2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      1,784,607  $      2,162,631  $        239,767  $        320,208
   Net realized gains
     (losses).................        12,276,235         6,192,450         4,857,902         3,293,604
   Change in unrealized
     gains (losses) on
     investments..............       (6,564,620)         9,798,640       (2,905,732)         4,682,523
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         7,496,222        18,153,721         2,191,937         8,296,335
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           702,269         1,238,245           210,067           461,726
   Net transfers (including
     fixed account)...........         (327,110)       (3,285,782)         2,479,363         2,759,800
   Contract charges...........       (1,401,550)       (1,386,415)         (443,210)         (394,751)
   Transfers for contract
     benefits and
     terminations.............      (13,262,591)       (8,684,391)       (6,391,223)       (3,064,348)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (14,288,982)      (12,118,343)       (4,145,003)         (237,573)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (6,792,760)         6,035,378       (1,953,066)         8,058,762
NET ASSETS:
   Beginning of year..........       168,487,815       162,452,437        58,808,947        50,750,185
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    161,695,055  $    168,487,815  $     56,855,881  $     58,808,947
                                ================  ================  ================  ================


                                MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                -----------------------------------  -----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................   $        526,343  $     1,888,397   $    (1,290,670)  $    (1,078,899)
   Net realized gains
     (losses).................         34,042,595       18,386,497         12,578,159         7,052,512
   Change in unrealized
     gains (losses) on
     investments..............         38,037,637      155,015,468        (2,825,058)        17,372,198
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         72,606,575      175,290,362          8,462,431        23,345,811
                                 ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          3,595,499        3,223,343            170,575           192,465
   Net transfers (including
     fixed account)...........       (16,849,259)     (24,078,380)        (4,203,356)           931,039
   Contract charges...........        (1,755,410)      (1,762,392)          (375,801)         (379,268)
   Transfers for contract
     benefits and
     terminations.............       (81,670,358)     (77,733,473)        (8,619,286)       (8,019,554)
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (96,679,528)    (100,350,902)       (13,027,868)       (7,275,318)
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (24,072,953)       74,939,460        (4,565,437)        16,070,493
NET ASSETS:
   Beginning of year..........        661,694,916      586,755,456         86,470,627        70,400,134
                                 ----------------  ---------------   ----------------  ----------------
   End of year................   $    637,621,963  $   661,694,916   $     81,905,190  $     86,470,627
                                 ================  ===============   ================  ================

                                                                           MSF BAILLIE GIFFORD
                                    MIST WMC LARGE CAP RESEARCH            INTERNATIONAL STOCK
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (12,501)  $         21,909  $       (56,335)  $      (147,695)
   Net realized gains
     (losses).................           489,502           357,801            98,238          (45,289)
   Change in unrealized
     gains (losses) on
     investments..............           434,852         1,681,665         (976,258)         2,223,929
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           911,853         2,061,375         (934,355)         2,030,945
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           101,797           180,710            47,880            47,827
   Net transfers (including
     fixed account)...........         (617,434)         (604,610)         1,319,067        13,267,324
   Contract charges...........          (58,067)          (55,673)         (161,876)         (122,929)
   Transfers for contract
     benefits and
     terminations.............         (371,563)         (311,478)       (1,358,238)       (1,195,571)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (945,267)         (791,051)         (153,167)        11,996,651
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........          (33,414)         1,270,324       (1,087,522)        14,027,596
NET ASSETS:
   Beginning of year..........         7,879,461         6,609,137        19,482,882         5,455,286
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      7,846,047  $      7,879,461  $     18,395,360  $     19,482,882
                                ================  ================  ================  ================

                                     MSF BARCLAYS AGGREGATE
                                           BOND INDEX
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         45,184  $         43,669
   Net realized gains
     (losses).................           (5,716)          (39,211)
   Change in unrealized
     gains (losses) on
     investments..............           107,404         (131,964)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           146,872         (127,506)
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            15,299            45,965
   Net transfers (including
     fixed account)...........         1,609,749           501,057
   Contract charges...........          (31,893)          (21,222)
   Transfers for contract
     benefits and
     terminations.............         (217,627)         (177,129)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         1,375,528           348,671
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........         1,522,400           221,165
NET ASSETS:
   Beginning of year..........         3,330,462         3,109,297
                                ----------------  ----------------
   End of year................  $      4,852,862  $      3,330,462
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                     MSF BLACKROCK BOND INCOME      MSF BLACKROCK CAPITAL APPRECIATION
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  -----------------------------------
                                       2014              2013             2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      2,194,373  $      2,618,659  $      (129,914)  $       (42,934)
   Net realized gains
     (losses).................           165,354         2,435,742           928,788           622,643
   Change in unrealized
     gains (losses) on
     investments..............         3,019,349       (6,914,788)          (22,620)         2,451,903
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         5,379,076       (1,860,387)           776,254         3,031,612
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           772,317         1,176,445            39,458            75,601
   Net transfers (including
     fixed account)...........         6,991,164         8,342,784         (453,839)         (190,804)
   Contract charges...........         (667,120)         (612,520)          (38,087)          (37,783)
   Transfers for contract
     benefits and
     terminations.............       (8,750,281)       (6,860,769)       (1,198,677)         (999,064)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,653,920)         2,045,940       (1,651,145)       (1,152,050)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         3,725,156           185,553         (874,891)         1,879,562
NET ASSETS:
   Beginning of year..........        93,928,276        93,742,723        11,748,732         9,869,170
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     97,653,432  $     93,928,276  $     10,873,841  $     11,748,732
                                ================  ================  ================  ================


                                   MSF BLACKROCK MONEY MARKET          MSF FRONTIER MID CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014            2013 (c)
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,379,478)  $    (1,606,253)  $      (167,115)  $      (113,889)
   Net realized gains
     (losses).................                --                --         1,210,465           111,302
   Change in unrealized
     gains (losses) on
     investments..............                --                --         (182,874)         1,787,082
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........       (1,379,478)       (1,606,253)           860,476         1,784,495
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           882,579         1,158,969            27,332            19,407
   Net transfers (including
     fixed account)...........        16,690,364        19,196,658         (506,721)         9,264,140
   Contract charges...........         (702,102)         (774,547)          (55,335)          (40,609)
   Transfers for contract
     benefits and
     terminations.............      (33,542,364)      (38,424,992)         (966,643)         (666,778)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (16,671,523)      (18,843,912)       (1,501,367)         8,576,160
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (18,051,001)      (20,450,165)         (640,891)        10,360,655
NET ASSETS:
   Beginning of year..........        97,827,704       118,277,869        10,360,655                --
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     79,776,703  $     97,827,704  $      9,719,764  $     10,360,655
                                ================  ================  ================  ================

                                                                             MSF LOOMIS SAYLES
                                        MSF JENNISON GROWTH                  SMALL CAP GROWTH
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014               2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (2,094,839)  $    (1,740,862)  $      (195,393)  $      (197,866)
   Net realized gains
     (losses).................        13,871,898         4,241,445         3,032,779         1,235,848
   Change in unrealized
     gains (losses) on
     investments..............       (2,046,864)        38,020,336       (2,916,364)         5,362,656
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         9,730,195        40,520,919          (78,978)         6,400,638
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           480,472           614,388            99,747            93,646
   Net transfers (including
     fixed account)...........       (4,241,291)       (1,834,515)          (59,532)         (475,171)
   Contract charges...........         (570,987)         (552,882)          (80,208)          (79,032)
   Transfers for contract
     benefits and
     terminations.............      (15,947,164)      (14,176,634)       (2,042,367)       (2,054,275)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (20,278,970)      (15,949,643)       (2,082,360)       (2,514,832)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (10,548,775)        24,571,276       (2,161,338)         3,885,806
NET ASSETS:
   Beginning of year..........       148,420,105       123,848,829        18,599,238        14,713,432
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    137,871,330  $    148,420,105  $     16,437,900  $     18,599,238
                                ================  ================  ================  ================


                                  MSF MET/ARTISAN MID CAP VALUE
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (516,301)  $      (407,360)
   Net realized gains
     (losses).................         1,227,467           486,945
   Change in unrealized
     gains (losses) on
     investments..............         (701,669)        12,204,394
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........             9,497        12,283,979
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           140,161            70,991
   Net transfers (including
     fixed account)...........         (679,867)         1,631,499
   Contract charges...........         (185,802)         (187,703)
   Transfers for contract
     benefits and
     terminations.............       (4,903,120)       (4,237,454)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (5,628,628)       (2,722,667)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (5,619,131)         9,561,312
NET ASSETS:
   Beginning of year..........        46,665,594        37,104,282
                                ----------------  ----------------
   End of year................  $     41,046,463  $     46,665,594
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                  MSF MET/DIMENSIONAL INTERNATIONAL     MSF METLIFE ASSET   MSF METLIFE ASSET  MSF METLIFE ASSET
                                            SMALL COMPANY                 ALLOCATION 20       ALLOCATION 40      ALLOCATION 60
                                             SUB-ACCOUNT                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                 ------------------------------------  ------------------  ------------------  -----------------
                                       2014               2013              2014 (a)            2014 (a)           2014 (a)
                                 -----------------  -----------------  ------------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $          25,453  $           2,779  $        (45,594)   $    (11,731,546)   $    (23,003,709)
   Net realized gains
     (losses)..................            208,042             92,170             10,244           3,392,280           6,453,981
   Change in unrealized
     gains (losses) on
     investments...............          (529,530)            621,901             88,287          46,153,818         117,617,432
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          (296,035)            716,850             52,937          37,814,552         101,067,704
                                 -----------------  -----------------  ------------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................             59,583             10,738            191,940           4,144,770           8,465,312
   Net transfers (including
     fixed account)............            291,025            982,252          6,588,043       1,316,222,826       2,775,713,502
   Contract charges............           (24,722)           (18,004)           (24,947)         (6,720,423)        (14,895,704)
   Transfers for contract
     benefits and
     terminations..............          (380,541)          (143,113)          (298,851)        (82,600,830)       (173,879,835)
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........           (54,655)            831,873          6,456,185       1,231,046,343       2,595,403,275
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets..........          (350,690)          1,548,723          6,509,122       1,268,860,895       2,696,470,979
NET ASSETS:
   Beginning of year...........          3,758,039          2,209,316                 --                  --                  --
                                 -----------------  -----------------  ------------------  ------------------  -----------------
   End of year.................  $       3,407,349  $       3,758,039  $       6,509,122   $   1,268,860,895   $   2,696,470,979
                                 =================  =================  ==================  ==================  =================

                                  MSF METLIFE ASSET
                                    ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                     SUB-ACCOUNT                  SUB-ACCOUNT                          SUB-ACCOUNT
                                 ------------------  ------------------------------------  ------------------------------------
                                      2014 (a)              2014              2013               2014               2013
                                 ------------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $    (18,274,184)   $        (48,191)  $        (30,164)  $        (69,032)  $         (4,877)
   Net realized gains
     (losses)..................          5,986,736             438,226            270,306          2,973,562          1,802,388
   Change in unrealized
     gains (losses) on
     investments...............         87,045,272             (7,639)            678,992          1,642,182          8,303,585
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         74,757,824             382,396            919,134          4,546,712         10,101,096
                                 ------------------  -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          5,307,100                  --             47,692             59,127            241,420
   Net transfers (including
     fixed account)............      1,856,515,039           1,057,638            640,383          2,294,016            608,964
   Contract charges............        (9,483,492)            (27,172)           (20,278)          (191,363)          (180,525)
   Transfers for contract
     benefits and
     terminations..............      (125,996,543)           (218,897)          (163,944)        (4,332,990)        (3,088,336)
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........      1,726,342,104             811,569            503,853        (2,171,210)        (2,418,477)
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..........      1,801,099,928           1,193,965          1,422,987          2,375,502          7,682,619
NET ASSETS:
   Beginning of year...........                 --           4,308,813          2,885,826         42,940,270         35,257,651
                                 ------------------  -----------------  -----------------  -----------------  -----------------
   End of year.................  $   1,801,099,928   $       5,502,778  $       4,308,813  $      45,315,772  $      42,940,270
                                 ==================  =================  =================  =================  =================


                                        MSF MFS TOTAL RETURN                      MSF MFS VALUE
                                             SUB-ACCOUNT                           SUB-ACCOUNT
                                 ------------------------------------  ----------------------------------
                                       2014               2013               2014              2013
                                 -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       1,296,785  $       1,527,946  $      1,161,971  $      (422,135)
   Net realized gains
     (losses)..................          2,741,270          1,634,403        14,801,857         4,891,701
   Change in unrealized
     gains (losses) on
     investments...............          3,340,335         13,776,442         1,615,852        34,235,330
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          7,378,390         16,938,791        17,579,680        38,704,896
                                 -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            840,829            746,671         1,736,335         1,815,827
   Net transfers (including
     fixed account)............            501,694        (1,737,239)       (9,422,505)       116,840,915
   Contract charges............          (487,092)          (474,363)       (1,396,361)         (964,614)
   Transfers for contract
     benefits and
     terminations..............       (12,508,199)       (10,526,527)      (15,634,410)       (8,143,659)
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (11,652,768)       (11,991,458)      (24,716,941)       109,548,469
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........        (4,274,378)          4,947,333       (7,137,261)       148,253,365
NET ASSETS:
   Beginning of year...........        106,290,336        101,343,003       199,810,139        51,556,774
                                 -----------------  -----------------  ----------------  ----------------
   End of year.................  $     102,015,958  $     106,290,336  $    192,672,878  $    199,810,139
                                 =================  =================  ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                        MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         11,474  $         14,226  $      (539,342)  $      (457,979)
   Net realized gains
     (losses).................            37,576            66,296         1,266,728           676,206
   Change in unrealized
     gains (losses) on
     investments..............         (269,308)           212,770       (1,636,960)        10,963,148
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         (220,258)           293,292         (909,574)        11,181,375
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................               453            49,653           220,877           138,015
   Net transfers (including
     fixed account)...........         1,138,304           337,165         (444,455)        41,438,782
   Contract charges...........          (17,303)          (10,630)         (189,999)         (127,565)
   Transfers for contract
     benefits and
     terminations.............         (323,317)         (122,567)       (4,528,395)       (2,809,390)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           798,137           253,621       (4,941,972)        38,639,842
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........           577,879           546,913       (5,851,546)        49,821,217
NET ASSETS:
   Beginning of year..........         1,975,130         1,428,217        51,389,551         1,568,334
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      2,553,009  $      1,975,130  $     45,538,005  $     51,389,551
                                ================  ================  ================  ================


                                     MSF RUSSELL 2000 INDEX         MSF T. ROWE PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                          SUB-ACCOUNT
                                ----------------------------------  -----------------------------------
                                      2014              2013               2014              2013
                                ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (38,210)  $       (22,934)   $      (974,945)  $      (862,504)
   Net realized gains
     (losses).................           399,212           168,240          8,669,039         4,832,780
   Change in unrealized
     gains (losses) on
     investments..............         (207,370)           857,104        (3,126,532)        15,737,023
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           153,632         1,002,410          4,567,562        19,707,299
                                ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             6,453           107,993            402,463           168,580
   Net transfers (including
     fixed account)...........           496,959         1,947,760          (266,047)        11,742,592
   Contract charges...........          (28,908)          (18,330)          (250,060)         (207,086)
   Transfers for contract
     benefits and
     terminations.............         (450,653)         (184,549)        (7,623,070)       (6,938,278)
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........            23,851         1,852,874        (7,736,714)         4,765,808
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..........           177,483         2,855,284        (3,169,152)        24,473,107
NET ASSETS:
   Beginning of year..........         5,051,812         2,196,528         69,174,300        44,701,193
                                ----------------  ----------------   ----------------  ----------------
   End of year................  $      5,229,295  $      5,051,812   $     66,005,148  $     69,174,300
                                ================  ================   ================  ================

                                                                         MSF VAN ECK GLOBAL NATURAL
                                MSF T. ROWE PRICE SMALL CAP GROWTH                RESOURCES
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................   $      (168,410)  $      (139,724)  $       (33,547)  $       (18,869)
   Net realized gains
     (losses).................          1,649,647         1,401,784            80,666         (155,834)
   Change in unrealized
     gains (losses) on
     investments..............          (898,328)         2,766,639         (918,083)           651,165
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            582,909         4,028,699         (870,964)           476,462
                                 ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             32,897            23,238            33,410            28,007
   Net transfers (including
     fixed account)...........          (694,440)           184,230           680,942         (431,277)
   Contract charges...........           (28,465)          (29,571)          (46,205)          (46,646)
   Transfers for contract
     benefits and
     terminations.............          (928,322)       (1,631,450)         (256,432)         (324,390)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........        (1,618,330)       (1,453,553)           411,715         (774,306)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........        (1,035,421)         2,575,146         (459,249)         (297,844)
NET ASSETS:
   Beginning of year..........         12,760,475        10,185,329         4,673,270         4,971,114
                                 ----------------  ----------------  ----------------  ----------------
   End of year................   $     11,725,054  $     12,760,475  $      4,214,021  $      4,673,270
                                 ================  ================  ================  ================

                                   MSF WESTERN ASSET MANAGEMENT
                                   STRATEGIC BOND OPPORTUNITIES
                                            SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        277,596  $        247,044
   Net realized gains
     (losses).................            94,178           335,486
   Change in unrealized
     gains (losses) on
     investments..............         (107,925)         (619,172)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           263,849          (36,642)
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             7,528             8,440
   Net transfers (including
     fixed account)...........         1,039,149       (2,890,763)
   Contract charges...........          (25,999)          (26,196)
   Transfers for contract
     benefits and
     terminations.............         (526,307)         (530,404)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           494,371       (3,438,923)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........           758,220       (3,475,565)
NET ASSETS:
   Beginning of year..........         6,673,488        10,149,053
                                ----------------  ----------------
   End of year................  $      7,431,708  $      6,673,488
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                  MSF WESTERN ASSET MANAGEMENT               MSF WMC CORE
                                         U.S. GOVERNMENT                 EQUITY OPPORTUNITIES
                                           SUB-ACCOUNT                        SUB-ACCOUNT
                                ---------------------------------  ----------------------------------
                                      2014              2013             2014              2013
                                ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $          4,913  $        44,133  $    (1,811,697)  $      (300,175)
   Net realized gains
     (losses).................           (1,480)           18,328        30,613,610        12,961,320
   Change in unrealized
     gains (losses) on
     investments..............            59,929        (329,701)      (10,562,213)        46,955,909
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            63,362        (267,240)        18,239,700        59,617,054
                                ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            62,699           31,260           649,685         1,236,542
   Net transfers (including
     fixed account)...........         (227,444)      (3,442,106)       (9,423,541)       (5,999,050)
   Contract charges...........          (49,753)         (89,101)       (1,066,121)       (1,070,903)
   Transfers for contract
     benefits and
     terminations.............       (1,229,916)        (635,578)      (24,621,015)      (21,697,716)
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,444,414)      (4,135,525)      (34,460,992)      (27,531,127)
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,381,052)      (4,402,765)      (16,221,292)        32,085,927
NET ASSETS:
   Beginning of year..........         7,630,915       12,033,680       231,721,832       199,635,905
                                ----------------  ---------------  ----------------  ----------------
   End of year................  $      6,249,863  $     7,630,915  $    215,500,540  $    231,721,832
                                ================  ===============  ================  ================


                                       PIMCO VIT HIGH YIELD              PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                ----------------------------------  ---------------------------------
                                      2014              2013              2014             2013
                                ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        265,397  $        311,983  $       (36,120)  $       (5,478)
   Net realized gains
     (losses).................            98,338           128,731            32,947           94,642
   Change in unrealized
     gains (losses) on
     investments..............         (228,246)         (124,190)          (55,569)        (272,620)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........           135,489           316,524          (58,742)        (183,456)
                                ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            19,131             8,911            55,381            1,500
   Net transfers (including
     fixed account)...........         (122,345)         (483,985)            46,928        (753,067)
   Contract charges...........          (27,590)          (32,552)          (37,905)         (47,439)
   Transfers for contract
     benefits and
     terminations.............         (871,958)         (867,025)         (613,566)      (1,410,959)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,002,762)       (1,374,651)         (549,162)      (2,209,965)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..........         (867,273)       (1,058,127)         (607,904)      (2,393,421)
NET ASSETS:
   Beginning of year..........         7,251,876         8,310,003         9,300,726       11,694,147
                                ----------------  ----------------  ----------------  ---------------
   End of year................  $      6,384,603  $      7,251,876  $      8,692,822  $     9,300,726
                                ================  ================  ================  ===============


                                     PUTNAM VT EQUITY INCOME           PUTNAM VT MULTI-CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ---------------------------------  ----------------------------------
                                     2014              2013              2014              2013
                                ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       203,057  $        260,267  $       (20,559)  $       (15,752)
   Net realized gains
     (losses).................        1,866,886         1,187,492           285,228           127,321
   Change in unrealized
     gains (losses) on
     investments..............          794,179         5,626,689           (7,854)           570,168
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        2,864,122         7,074,448           256,815           681,737
                                ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          104,556               334            31,595            31,300
   Net transfers (including
     fixed account)...........        (370,305)         (782,300)         (240,192)         (156,321)
   Contract charges...........         (64,318)          (68,212)           (1,308)           (1,302)
   Transfers for contract
     benefits and
     terminations.............      (4,263,986)       (3,667,255)         (370,067)         (291,750)
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (4,594,053)       (4,517,433)         (579,972)         (418,073)
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (1,729,931)         2,557,015         (323,157)           263,664
NET ASSETS:
   Beginning of year..........       27,161,854        24,604,839         2,459,478         2,195,814
                                ---------------  ----------------  ----------------  ----------------
   End of year................  $    25,431,923  $     27,161,854  $      2,136,321  $      2,459,478
                                ===============  ================  ================  ================


                                    RUSSELL AGGRESSIVE EQUITY
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (17,543)  $       (15,441)
   Net realized gains
     (losses).................           170,780           184,427
   Change in unrealized
     gains (losses) on
     investments..............         (151,869)           339,515
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........             1,368           508,501
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................               125             7,877
   Net transfers (including
     fixed account)...........            39,788         (101,699)
   Contract charges...........             (446)             (508)
   Transfers for contract
     benefits and
     terminations.............         (125,781)         (365,236)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........          (86,314)         (459,566)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........          (84,946)            48,935
NET ASSETS:
   Beginning of year..........         1,617,960         1,569,025
                                ----------------  ----------------
   End of year................  $      1,533,014  $      1,617,960
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          RUSSELL CORE BOND            RUSSELL GLOBAL REAL ESTATE SECURITIES
                                             SUB-ACCOUNT                            SUB-ACCOUNT
                                 ------------------------------------  --------------------------------------
                                       2014               2013                2014               2013
                                 -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $          10,870  $             936   $          18,309  $          28,064
   Net realized gains
     (losses)..................            154,057            105,775              49,649             56,694
   Change in unrealized
     gains (losses) on
     investments...............             97,689          (316,686)              58,154           (53,084)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            262,616          (209,975)             126,112             31,674
                                 -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................              3,324              3,080                 125                116
   Net transfers (including
     fixed account)............           (92,926)            246,498              16,477             15,404
   Contract charges............            (1,426)            (1,736)               (168)              (208)
   Transfers for contract
     benefits and
     terminations..............          (571,916)        (1,923,479)           (101,930)          (250,890)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........          (662,944)        (1,675,637)            (85,496)          (235,578)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets..........          (400,328)        (1,885,612)              40,616          (203,904)
NET ASSETS:
   Beginning of year...........          6,859,528          8,745,140             983,391          1,187,295
                                 -----------------  -----------------   -----------------  -----------------
   End of year.................  $       6,459,200  $       6,859,528   $       1,024,007  $         983,391
                                 =================  =================   =================  =================

                                     RUSSELL MULTI-STYLE EQUITY                  RUSSELL NON-U.S.
                                             SUB-ACCOUNT                            SUB-ACCOUNT
                                 ------------------------------------  ------------------------------------
                                       2014               2013               2014                2013
                                 -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        (18,853)  $        (13,110)  $          18,865  $          23,160
   Net realized gains
     (losses)..................          1,347,515            858,026             29,254           (14,344)
   Change in unrealized
     gains (losses) on
     investments...............          (516,811)          1,407,178          (238,963)            634,307
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            811,851          2,252,094          (190,844)            643,123
                                 -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................                749             46,751                333              1,818
   Net transfers (including
     fixed account)............           (55,582)          (164,837)             16,136           (49,970)
   Contract charges............            (2,181)            (2,523)              (896)            (1,049)
   Transfers for contract
     benefits and
     terminations..............          (648,792)        (2,002,389)          (247,944)          (854,780)
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........          (705,806)        (2,122,998)          (232,371)          (903,981)
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..........            106,045            129,096          (423,215)          (260,858)
NET ASSETS:
   Beginning of year...........          8,492,111          8,363,015          3,509,294          3,770,152
                                 -----------------  -----------------  -----------------  -----------------
   End of year.................  $       8,598,156  $       8,492,111  $       3,086,079  $       3,509,294
                                 =================  =================  =================  =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged into MetLife Insurance Company of Connecticut, which subsequently changed its name to MetLife Insurance Company USA and its state of domicile to Delaware, and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Deutsche Variable Series II ("Deutsche II")                Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2014:

American Funds Global Growth Sub-Account                 MIST American Funds Growth Allocation
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account                                           MIST American Funds Growth Sub-Account
American Funds Growth Sub-Account                        MIST American Funds Moderate Allocation
Deutsche II Government & Agency Securities                  Sub-Account
   Sub-Account                                           MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Equity-Income Sub-Account (a)               MIST BlackRock Global Tactical Strategies
Fidelity VIP Growth Opportunities Sub-Account               Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             MIST BlackRock High Yield Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Clarion Global Real Estate Sub-Account (a)
MIST AllianceBernstein Global Dynamic Allocation         MIST ClearBridge Aggressive Growth Sub-Account (a)
   Sub-Account                                           MIST Goldman Sachs Mid Cap Value Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST Harris Oakmark International Sub-Account
   Plus Sub-Account (b)                                  MIST Invesco Balanced-Risk Allocation Sub-Account
MIST American Funds Balanced Allocation                  MIST Invesco Comstock Sub-Account
   Sub-Account                                           MIST Invesco Mid Cap Value Sub-Account (a)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST Invesco Small Cap Growth Sub-Account (a)            MSF BlackRock Bond Income Sub-Account (a)
MIST JPMorgan Core Bond Sub-Account                      MSF BlackRock Capital Appreciation Sub-Account
MIST JPMorgan Global Active Allocation                   MSF BlackRock Money Market Sub-Account (a)
   Sub-Account                                           MSF Frontier Mid Cap Growth Sub-Account
MIST JPMorgan Small Cap Value Sub-Account                MSF Jennison Growth Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account            MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account (a)          MSF Met/Artisan Mid Cap Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account           MSF Met/Dimensional International Small Company
MIST Met/Franklin Low Duration Total Return                Sub-Account
   Sub-Account                                           MSF MetLife Asset Allocation 20 Sub-Account (b)
MIST Met/Templeton International Bond Sub-Account        MSF MetLife Asset Allocation 40 Sub-Account (b)
MIST MetLife Asset Allocation 100 Sub-Account            MSF MetLife Asset Allocation 60 Sub-Account (b)
MIST MetLife Balanced Plus Sub-Account                   MSF MetLife Asset Allocation 80 Sub-Account (b)
MIST MetLife Multi-Index Targeted Risk                   MSF MetLife Mid Cap Stock Index Sub-Account
   Sub-Account                                           MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)             MSF MFS Total Return Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account (a)         MSF MFS Value Sub-Account
MIST MFS Research International Sub-Account (a)          MSF MSCI EAFE Index Sub-Account
MIST Morgan Stanley Mid Cap Growth                       MSF Neuberger Berman Genesis Sub-Account (a)
   Sub-Account (a)                                       MSF Russell 2000 Index Sub-Account
MIST Oppenheimer Global Equity Sub-Account (a)           MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PanAgora Global Diversified Risk                    MSF T. Rowe Price Small Cap Growth Sub-Account (a)
   Sub-Account (b)                                       MSF Van Eck Global Natural Resources Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account          MSF Western Asset Management Strategic Bond
MIST PIMCO Total Return Sub-Account (a)                    Opportunities Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                        MSF Western Asset Management U.S. Government
MIST Pioneer Strategic Income Sub-Account (a)              Sub-Account
MIST Pyramis Government Income Sub-Account               MSF WMC Core Equity Opportunities
MIST Pyramis Managed Risk Sub-Account                      Sub-Account (a)
MIST Schroders Global Multi-Asset Sub-Account            PIMCO VIT High Yield Sub-Account
MIST SSgA Growth and Income ETF Sub-Account              PIMCO VIT Low Duration Sub-Account
MIST SSgA Growth ETF Sub-Account                         Putnam VT Equity Income Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)       Putnam VT Multi-Cap Growth Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account (a)        Russell Aggressive Equity Sub-Account
MIST WMC Large Cap Research Sub-Account                  Russell Core Bond Sub-Account
MSF Baillie Gifford International Stock                  Russell Global Real Estate Securities Sub-Account
   Sub-Account (a)                                       Russell Multi-Style Equity Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account            Russell Non-U.S. Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2014:

MIST ClearBridge Aggressive Growth II Sub-Account    MIST MetLife Growth Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account           MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Defensive Strategy Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

TRUST NAME CHANGE:

Former Name                                                New Name

DWS Variable Series II                                     Deutsche Variable Series II

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.20% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      4,248,914        84,582,615        15,267,269       11,859,942
     American Funds Global Small Capitalization Sub-Account.....      1,117,935        19,357,213         1,471,079        2,972,052
     American Funds Growth Sub-Account..........................      1,784,716        81,187,511         9,600,944       18,638,653
     Deutsche II Government & Agency Securities Sub-Account.....         34,415           417,961            19,469          108,650
     Fidelity VIP Equity-Income Sub-Account.....................        263,790         5,642,878           858,166          849,576
     Fidelity VIP Growth Opportunities Sub-Account..............          4,139            76,035             3,042            5,759
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,573,306        22,360,350         1,222,776        4,039,746
     Invesco V.I. International Growth Sub-Account..............        173,223         4,618,625           637,695        1,148,658
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................      2,794,248        29,593,568         7,171,728        2,542,660
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (a)..........................................         15,719           164,644           190,846           25,759
     MIST American Funds Balanced Allocation Sub-Account........     23,598,392       205,722,641        37,827,692       21,332,682
     MIST American Funds Growth Allocation Sub-Account..........     25,611,564       218,459,291        59,785,091       26,896,123
     MIST American Funds Growth Sub-Account.....................      2,466,693        21,292,184         5,070,242        4,196,249
     MIST American Funds Moderate Allocation Sub-Account........     11,439,115       102,133,421        19,011,806       13,797,751
     MIST AQR Global Risk Balanced Sub-Account..................      1,225,326        13,658,707         1,222,930        2,923,560
     MIST BlackRock Global Tactical Strategies Sub-Account......      5,875,442        60,043,784        11,997,745        5,493,650
     MIST BlackRock High Yield Sub-Account......................      1,968,591        16,311,616         4,232,303        4,305,467
     MIST Clarion Global Real Estate Sub-Account................      3,159,114        37,751,076         2,068,595        5,617,429
     MIST ClearBridge Aggressive Growth Sub-Account.............      7,598,612        66,848,355        20,103,523       21,825,676
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,170,703        16,038,294         4,804,228        4,206,984
     MIST Harris Oakmark International Sub-Account..............      4,031,229        57,996,656        11,426,233        8,881,666
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      1,719,895        17,986,513         3,878,510        5,385,701
     MIST Invesco Comstock Sub-Account..........................      8,078,712        80,669,151         3,432,070       16,974,804
     MIST Invesco Mid Cap Value Sub-Account.....................      9,871,861       180,931,322        37,560,370       31,334,033
     MIST Invesco Small Cap Growth Sub-Account..................      2,826,911        39,952,593        10,564,377       14,013,617
     MIST JPMorgan Core Bond Sub-Account........................      1,337,293        13,975,882         2,960,520        1,879,897
     MIST JPMorgan Global Active Allocation Sub-Account.........      1,048,854        11,385,545         3,241,205        1,621,019
     MIST JPMorgan Small Cap Value Sub-Account..................        519,663         6,934,700         1,796,642        1,238,859
     MIST Loomis Sayles Global Markets Sub-Account..............        972,483        11,824,583         1,751,824        2,571,917
     MIST Lord Abbett Bond Debenture Sub-Account................     16,629,158       200,496,712        20,443,237       33,721,154
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        400,780         4,161,145           868,916        1,514,227
     MIST Met/Franklin Low Duration Total Return Sub-Account....      3,096,671        30,842,175         6,816,708        3,594,331
     MIST Met/Templeton International Bond Sub-Account..........        460,294         5,369,310           588,638          814,941
     MIST MetLife Asset Allocation 100 Sub-Account..............     13,597,908       121,910,216         4,672,400       40,080,995
     MIST MetLife Balanced Plus Sub-Account.....................     11,195,537       117,627,730        22,469,177        7,798,639
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........        139,384         1,623,238         1,360,823          104,230
     MIST MetLife Small Cap Value Sub-Account...................      2,581,107        38,510,131         5,112,931       10,380,517
     MIST MFS Emerging Markets Equity Sub-Account...............      4,951,371        51,569,959         7,412,344       15,711,534
     MIST MFS Research International Sub-Account................     11,046,136       124,685,639         6,924,193       16,220,553
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............      4,180,556        39,506,657         1,391,091       11,432,882
     MIST Oppenheimer Global Equity Sub-Account.................      2,336,361        38,647,547         3,093,553        6,131,460
     MIST PanAgora Global Diversified Risk Sub-Account (a)......          8,837            93,833            94,385              546
     MIST PIMCO Inflation Protected Bond Sub-Account............      9,450,875       103,056,257         3,679,350       13,561,020
     MIST PIMCO Total Return Sub-Account........................     38,573,780       449,435,482        16,743,173       75,247,379
     MIST Pioneer Fund Sub-Account..............................      6,494,496        72,943,495        29,489,288       16,673,794
     MIST Pioneer Strategic Income Sub-Account..................      1,654,789        17,758,201         4,137,507        2,435,476
     MIST Pyramis Government Income Sub-Account.................        463,952         5,022,956         1,798,984        1,575,678
     MIST Pyramis Managed Risk Sub-Account......................        516,228         5,463,218         3,112,936        1,176,208
     MIST Schroders Global Multi-Asset Sub-Account..............        833,606         9,021,637         1,658,645        1,737,867
     MIST SSgA Growth and Income ETF Sub-Account................     12,904,639       141,235,005        16,116,243       18,669,221
     MIST SSgA Growth ETF Sub-Account...........................      4,559,422        49,366,443         8,747,658        9,056,472
     MIST T. Rowe Price Large Cap Value Sub-Account.............     17,809,058       424,417,204        20,708,905      116,862,116

(a)  For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                 -------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------     -------------    --------------
     MIST T. Rowe Price Mid Cap Growth Sub-Account.............      6,808,325        57,845,849         9,914,193       16,170,736
     MIST WMC Large Cap Research Sub-Account...................        550,604         4,965,776           538,820        1,496,585
     MSF Baillie Gifford International Stock Sub-Account.......      1,856,103        18,132,828         1,925,632        2,135,153
     MSF Barclays Aggregate Bond Index Sub-Account.............        442,388         4,814,027         2,577,748        1,157,019
     MSF BlackRock Bond Income Sub-Account.....................        893,881        94,058,811         8,430,721        7,890,255
     MSF BlackRock Capital Appreciation Sub-Account............        263,995         5,665,301           302,361        2,083,405
     MSF BlackRock Money Market Sub-Account....................        797,769        79,776,858        31,703,242       49,754,214
     MSF Frontier Mid Cap Growth Sub-Account...................        278,906         8,115,665         1,049,483        1,786,156
     MSF Jennison Growth Sub-Account...........................      8,582,086       101,654,036        10,564,165       25,219,828
     MSF Loomis Sayles Small Cap Growth Sub-Account............      1,164,991        11,565,272         2,759,534        2,924,048
     MSF Met/Artisan Mid Cap Value Sub-Account.................        155,186        33,581,284           659,337        6,804,244
     MSF Met/Dimensional International Small Company
       Sub-Account.............................................        230,705         3,397,767           842,578          738,345
     MSF MetLife Asset Allocation 20 Sub-Account (a)...........        565,522         6,420,873         8,259,986        1,849,358
     MSF MetLife Asset Allocation 40 Sub-Account (a)...........    100,384,572     1,222,707,168     1,359,770,902      140,456,014
     MSF MetLife Asset Allocation 60 Sub-Account (a)...........    199,443,127     2,578,853,643     2,779,495,493      207,095,831
     MSF MetLife Asset Allocation 80 Sub-Account (a)...........    121,204,576     1,714,054,724     1,874,639,217      166,571,229
     MSF MetLife Mid Cap Stock Index Sub-Account...............        294,270         4,572,085         2,168,546        1,176,814
     MSF MetLife Stock Index Sub-Account.......................      1,012,843        32,230,988         5,890,625        7,045,103
     MSF MFS Total Return Sub-Account..........................        597,740        80,138,104         4,114,157       14,470,129
     MSF MFS Value Sub-Account.................................     10,574,808       147,914,681        13,244,320       27,406,541
     MSF MSCI EAFE Index Sub-Account...........................        206,560         2,533,282         1,403,546          593,920
     MSF Neuberger Berman Genesis Sub-Account..................      2,552,315        36,283,787         1,436,029        6,917,307
     MSF Russell 2000 Index Sub-Account........................        266,125         4,373,051         1,937,855        1,833,717
     MSF T. Rowe Price Large Cap Growth Sub-Account............      2,688,804        43,758,063         8,176,325       12,273,368
     MSF T. Rowe Price Small Cap Growth Sub-Account............        516,994         7,672,605         1,239,740        2,114,749
     MSF Van Eck Global Natural Resources Sub-Account..........        374,586         5,262,253         1,241,324          789,182
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account.............................................        555,950         7,177,376         2,688,633        1,916,657
     MSF Western Asset Management U.S. Government
       Sub-Account.............................................        518,670         6,227,999           544,813        1,984,289
     MSF WMC Core Equity Opportunities Sub-Account.............      5,026,300       144,534,316        21,054,840       38,545,522
     PIMCO VIT High Yield Sub-Account..........................        807,165         6,094,105           665,159        1,402,515
     PIMCO VIT Low Duration Sub-Account........................        821,633         8,511,209           589,437        1,174,711
     Putnam VT Equity Income Sub-Account.......................      1,126,297        15,711,478           900,478        5,291,708
     Putnam VT Multi-Cap Growth Sub-Account....................         61,102         1,206,684           111,457          711,987
     Russell Aggressive Equity Sub-Account.....................         98,842         1,337,171           187,990          144,276
     Russell Core Bond Sub-Account.............................        605,930         6,237,273           248,941          776,285
     Russell Global Real Estate Securities Sub-Account.........         65,516           973,878            97,782          122,105
     Russell Multi-Style Equity Sub-Account....................        474,775         7,050,736         1,265,576          851,356
     Russell Non-U.S. Sub-Account..............................        267,425         2,968,490           100,557          314,062

(a)  For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                        AMERICAN FUNDS                 AMERICAN FUNDS                 AMERICAN FUNDS
                                         GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014            2013           2014           2013            2014           2013
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........       2,956,878      3,288,744         749,861        834,626        574,333         647,004
Units issued and transferred
   from other funding options..         193,982        180,806          75,648         60,793         29,171          31,649
Units redeemed and transferred
   to other funding options....       (399,679)      (512,672)       (109,704)      (145,558)       (88,528)       (104,320)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............       2,751,181      2,956,878         715,805        749,861        514,976         574,333
                                 ==============  =============  ==============  =============  =============  ==============


                                    DEUTSCHE II GOVERNMENT &             FIDELITY VIP                   FIDELITY VIP
                                        AGENCY SECURITIES                EQUITY-INCOME              GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013            2014           2013           2014            2013
                                 --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........          27,802          38,203        284,993         296,910          8,546          10,011
Units issued and transferred
   from other funding options..             629           1,231         31,624          29,300            170               2
Units redeemed and transferred
   to other funding options....         (5,843)        (11,632)       (34,721)        (41,217)          (273)         (1,467)
                                 --------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............          22,588          27,802        281,896         284,993          8,443           8,546
                                 ==============  ==============  =============  ==============  =============  ==============




                                                                                                   MIST ALLIANCEBERNSTEIN
                                       FTVIPT TEMPLETON                  INVESCO V.I.                  GLOBAL DYNAMIC
                                          FOREIGN VIP                INTERNATIONAL GROWTH                ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013            2014            2013           2014           2013
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........       1,554,373       1,747,933         283,154        317,002       2,343,122      2,054,165
Units issued and transferred
   from other funding options..          72,867          62,069          30,370         26,186         566,333        623,745
Units redeemed and transferred
   to other funding options....       (215,803)       (255,629)        (49,555)       (60,034)       (255,126)      (334,788)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............       1,411,437       1,554,373         263,969        283,154       2,654,329      2,343,122
                                 ==============  ==============  ==============  =============  ==============  =============


                                  MIST ALLIANZ
                                     GLOBAL
                                    INVESTORS
                                     DYNAMIC
                                   MULTI-ASSET        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                      PLUS            BALANCED ALLOCATION             GROWTH ALLOCATION
                                   SUB-ACCOUNT            SUB-ACCOUNT                    SUB-ACCOUNT
                                 -------------  -----------------------------  ------------------------------
                                    2014 (a)         2014           2013            2014            2013
                                 -------------  --------------  -------------  --------------  --------------

Units beginning of year........             --      20,252,050     22,206,090      20,846,163      22,492,160
Units issued and transferred
   from other funding options..        201,137       1,393,271      1,144,300       2,105,981       2,291,791
Units redeemed and transferred
   to other funding options....       (42,540)     (1,946,353)    (3,098,340)     (2,485,004)     (3,937,788)
                                 -------------  --------------  -------------  --------------  --------------
Units end of year..............        158,597      19,698,968     20,252,050      20,467,140      20,846,163
                                 =============  ==============  =============  ==============  ==============

                                      MIST AMERICAN FUNDS           MIST AMERICAN FUNDS                 MIST AQR
                                            GROWTH                  MODERATE ALLOCATION           GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2014            2013           2014           2013            2014           2013
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........      2,337,771      2,590,163      9,940,708      11,686,297       1,320,863      1,382,713
Units issued and transferred
   from other funding options..        328,248        414,160        707,288         428,889         135,264        696,807
Units redeemed and transferred
   to other funding options....      (367,431)      (666,552)    (1,113,619)     (2,174,478)       (275,724)      (758,657)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............      2,298,588      2,337,771      9,534,377       9,940,708       1,180,403      1,320,863
                                 =============  =============  =============  ==============  ==============  =============


                                         MIST BLACKROCK                MIST BLACKROCK               MIST CLARION GLOBAL
                                   GLOBAL TACTICAL STRATEGIES            HIGH YIELD                     REAL ESTATE
                                           SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ----------------------------  -----------------------------
                                      2014            2013           2014            2013           2014           2013
                                 --------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year........       5,138,582       4,283,793        669,873        677,325      2,239,020       2,350,735
Units issued and transferred
   from other funding options..       1,020,742       2,353,666        125,724        283,077        178,977         346,388
Units redeemed and transferred
   to other funding options....       (725,899)     (1,498,877)      (185,609)      (290,529)      (371,580)       (458,103)
                                 --------------  --------------  -------------  -------------  -------------  --------------
Units end of year..............       5,433,425       5,138,582        609,988        669,873      2,046,417       2,239,020
                                 ==============  ==============  =============  =============  =============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                       MIST CLEARBRIDGE                MIST GOLDMAN                MIST HARRIS OAKMARK
                                       AGGRESSIVE GROWTH            SACHS MID CAP VALUE               INTERNATIONAL
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014            2013          2014            2013
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       7,836,411      8,735,126        926,551      1,049,942      2,725,021      2,920,101
Units issued and transferred
   from other funding options..       1,798,849        818,239         74,713         85,902        296,763        382,672
Units redeemed and transferred
   to other funding options....     (1,765,647)    (1,716,954)      (192,529)      (209,293)      (474,963)      (577,752)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       7,869,613      7,836,411        808,735        926,551      2,546,821      2,725,021
                                 ==============  =============  =============  =============  =============  =============


                                   MIST INVESCO BALANCED-RISK
                                           ALLOCATION               MIST INVESCO COMSTOCK      MIST INVESCO MID CAP VALUE
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2014            2013           2014           2013           2014            2013
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........      18,674,457      17,553,531      8,126,377      8,705,476      5,724,070      6,573,235
Units issued and transferred
   from other funding options..       3,385,151      11,887,264        555,854        857,457        133,844        262,632
Units redeemed and transferred
   to other funding options....     (5,372,037)    (10,766,338)    (1,366,091)    (1,436,556)      (877,486)    (1,111,797)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............      16,687,571      18,674,457      7,316,140      8,126,377      4,980,428      5,724,070
                                 ==============  ==============  =============  =============  =============  =============

                                         MIST INVESCO                   MIST JPMORGAN                  MIST JPMORGAN
                                       SMALL CAP GROWTH                   CORE BOND              GLOBAL ACTIVE ALLOCATION
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2014           2013            2014           2013            2014           2013
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........      2,535,916       2,729,300      1,182,573       1,511,689      9,103,629      7,003,217
Units issued and transferred
   from other funding options..        231,850         400,305        322,133       3,172,637      2,621,745      8,044,234
Units redeemed and transferred
   to other funding options....      (620,865)       (593,689)      (228,250)     (3,501,753)    (1,547,680)    (5,943,822)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............      2,146,901       2,535,916      1,276,456       1,182,573     10,177,694      9,103,629
                                 =============  ==============  =============  ==============  =============  =============


                                          MIST JPMORGAN                MIST LOOMIS SAYLES               MIST LORD ABBETT
                                         SMALL CAP VALUE                 GLOBAL MARKETS                  BOND DEBENTURE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         471,677         515,860         919,133       1,042,691       8,075,015       9,203,760
Units issued and transferred
   from other funding options..          48,615          53,166         111,254         222,707         325,204         464,186
Units redeemed and transferred
   to other funding options....        (74,412)        (97,349)       (166,032)       (346,265)     (1,302,732)     (1,592,931)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         445,880         471,677         864,355         919,133       7,097,487       8,075,015
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        MIST MET/EATON                MIST MET/FRANKLIN             MIST MET/TEMPLETON
                                      VANCE FLOATING RATE         LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014           2013            2014           2013           2014            2013
                                 --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........         442,672        317,752      2,753,599       1,766,562        406,707         400,203
Units issued and transferred
   from other funding options..          76,210        231,217        880,336       1,637,425         38,755          84,779
Units redeemed and transferred
   to other funding options....       (143,161)      (106,297)      (591,366)       (650,388)       (70,068)        (78,275)
                                 --------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............         375,721        442,672      3,042,569       2,753,599        375,394         406,707
                                 ==============  =============  =============  ==============  =============  ==============


                                                                                                        MIST METLIFE
                                      MIST METLIFE ASSET                                                 MULTI-INDEX
                                        ALLOCATION 100           MIST METLIFE BALANCED PLUS             TARGETED RISK
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2014            2013            2014            2013           2014          2013 (b)
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     13,877,565      14,537,359       9,766,619      7,650,490         323,641              --
Units issued and transferred
   from other funding options..        384,580       1,650,095       1,217,718      3,017,645         377,009         334,714
Units redeemed and transferred
   to other funding options....    (2,520,200)     (2,309,889)       (876,256)      (901,516)        (67,939)        (11,073)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     11,741,945      13,877,565      10,108,081      9,766,619         632,711         323,641
                                 =============  ==============  ==============  =============  ==============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                          MIST METLIFE                      MIST MFS                    MIST MFS RESEARCH
                                         SMALL CAP VALUE             EMERGING MARKETS EQUITY              INTERNATIONAL
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       2,514,889       2,744,669       5,244,853       4,605,777       7,613,604       8,474,288
Units issued and transferred
   from other funding options..         194,475         298,169       1,057,879       1,880,218         627,185         678,128
Units redeemed and transferred
   to other funding options....       (479,895)       (527,949)     (1,808,535)     (1,241,142)     (1,191,196)     (1,538,812)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       2,229,469       2,514,889       4,494,197       5,244,853       7,049,593       7,613,604
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                 MIST
                                                                                               PANAGORA
                                                                                                GLOBAL
                                     MIST MORGAN STANLEY            MIST OPPENHEIMER          DIVERSIFIED
                                       MID CAP GROWTH                 GLOBAL EQUITY              RISK
                                         SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -------------
                                     2014           2013           2014            2013        2014 (a)
                                 -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,870,199      4,428,112      2,701,413      1,019,300             --
Units issued and transferred
   from other funding options..        223,114        211,339        391,209      3,021,027         88,145
Units redeemed and transferred
   to other funding options....      (693,345)      (769,252)      (439,294)    (1,338,914)           (64)
                                 -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,399,968      3,870,199      2,653,328      2,701,413         88,081
                                 =============  =============  =============  =============  =============

                                           MIST PIMCO                      MIST PIMCO
                                    INFLATION PROTECTED BOND              TOTAL RETURN                  MIST PIONEER FUND
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       7,016,914       7,448,982      28,505,547      31,210,077       4,579,355       5,289,087
Units issued and transferred
   from other funding options..         562,534       1,419,924       2,035,604       4,012,181          81,982         160,008
Units redeemed and transferred
   to other funding options....     (1,242,715)     (1,851,992)     (5,588,256)     (6,716,711)       (744,418)       (869,740)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       6,336,733       7,016,914      24,952,895      28,505,547       3,916,919       4,579,355
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        MIST PIONEER                   MIST PYRAMIS                 MIST PYRAMIS
                                      STRATEGIC INCOME               GOVERNMENT INCOME              MANAGED RISK
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013           2014            2013          2014          2013 (c)
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        754,973        624,096        438,370        544,311        331,304             --
Units issued and transferred
   from other funding options..        175,166        357,395        171,381        173,795        287,428        353,133
Units redeemed and transferred
   to other funding options....      (128,547)      (226,518)      (158,550)      (279,736)      (103,059)       (21,829)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        801,592        754,973        451,201        438,370        515,673        331,304
                                 =============  =============  =============  =============  =============  =============

                                       MIST SCHRODERS                    MIST SSGA                    MIST SSGA
                                     GLOBAL MULTI-ASSET            GROWTH AND INCOME ETF             GROWTH ETF
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013            2014           2013           2014          2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      8,352,078      5,045,943     11,486,433     12,363,629      4,117,987      4,134,490
Units issued and transferred
   from other funding options..      1,242,300      5,470,808        356,916        704,929        387,486        845,957
Units redeemed and transferred
   to other funding options....    (1,606,753)    (2,164,673)    (1,306,270)    (1,582,125)      (668,922)      (862,460)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,987,625      8,352,078     10,537,079     11,486,433      3,836,551      4,117,987
                                 =============  =============  =============  =============  =============  =============


                                     MIST T. ROWE PRICE            MIST T. ROWE PRICE                  MIST WMC
                                       LARGE CAP VALUE               MID CAP GROWTH               LARGE CAP RESEARCH
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014          2013           2014           2013            2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      9,112,590     10,675,620      5,748,937      6,292,266        529,861        593,073
Units issued and transferred
   from other funding options..        354,846        213,517        280,771        641,182         36,675         83,748
Units redeemed and transferred
   to other funding options....    (1,619,366)    (1,776,547)    (1,127,848)    (1,184,511)       (97,123)      (146,960)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,848,070      9,112,590      4,901,860      5,748,937        469,413        529,861
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                      MSF BAILLIE GIFFORD               MSF BARCLAYS                  MSF BLACKROCK
                                      INTERNATIONAL STOCK           AGGREGATE BOND INDEX               BOND INCOME
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2014           2013           2014            2013           2014           2013
                                 --------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........       1,512,891        407,507        216,740        192,855      1,437,795       1,413,863
Units issued and transferred
   from other funding options..         190,447      1,368,300        162,304        144,253        172,852         245,411
Units redeemed and transferred
   to other funding options....       (209,004)      (262,916)       (90,529)      (120,368)      (200,435)       (221,479)
                                 --------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............       1,494,334      1,512,891        288,515        216,740      1,410,212       1,437,795
                                 ==============  =============  =============  =============  =============  ==============


                                         MSF BLACKROCK                  MSF BLACKROCK                 MSF FRONTIER
                                     CAPITAL APPRECIATION               MONEY MARKET                 MID CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014            2013           2014         2013 (c)
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       2,475,614      2,764,842      9,792,353     11,671,729        595,060             --
Units issued and transferred
   from other funding options..          51,221         64,522      5,036,835      6,578,863         15,703        679,799
Units redeemed and transferred
   to other funding options....       (551,302)      (353,750)    (6,685,111)    (8,458,239)       (98,213)       (84,739)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       1,975,533      2,475,614      8,144,077      9,792,353        512,550        595,060
                                 ==============  =============  =============  =============  =============  =============

                                                                          MSF LOOMIS
                                          MSF JENNISON                   SAYLES SMALL                    MSF MET/ARTISAN
                                             GROWTH                       CAP GROWTH                      MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      10,101,961      11,335,513       1,040,645       1,207,677       2,247,174       2,399,851
Units issued and transferred
   from other funding options..         424,740         752,651          82,301         139,843          73,114         242,557
Units redeemed and transferred
   to other funding options....     (1,794,113)     (1,986,203)       (202,683)       (306,875)       (342,537)       (395,234)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       8,732,588      10,101,961         920,263       1,040,645       1,977,751       2,247,174
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                       MSF MET/DIMENSIONAL         MSF METLIFE     MSF METLIFE     MSF METLIFE     MSF METLIFE
                                          INTERNATIONAL               ASSET           ASSET           ASSET           ASSET
                                          SMALL COMPANY           ALLOCATION 20   ALLOCATION 40   ALLOCATION 60   ALLOCATION 80
                                           SUB-ACCOUNT             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                 ------------------------------  --------------  --------------  --------------  --------------
                                      2014            2013          2014 (a)        2014 (a)        2014 (a)        2014 (a)
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         180,142         132,829              --              --              --              --
Units issued and transferred
   from other funding options..          37,294          80,230         635,100      94,433,641     182,952,418     124,542,160
Units redeemed and transferred
   to other funding options....        (39,849)        (32,917)       (176,042)     (9,932,389)    (14,654,385)    (11,145,769)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         177,587         180,142         459,058      84,501,252     168,298,033     113,396,391
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                          MSF METLIFE                   MSF METLIFE
                                      MID CAP STOCK INDEX               STOCK INDEX             MSF MFS TOTAL RETURN
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013          2014            2013          2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        181,460        157,701      2,514,826      2,675,025      2,545,086      2,882,861
Units issued and transferred
   from other funding options..         82,077         74,178        288,794        321,996        120,434        108,127
Units redeemed and transferred
   to other funding options....       (48,040)       (50,419)      (416,402)      (482,195)      (352,399)      (445,902)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        215,497        181,460      2,387,218      2,514,826      2,313,121      2,545,086
                                 =============  =============  =============  =============  =============  =============


                                            MSF MFS                     MSF MSCI                     MSF NEUBERGER
                                             VALUE                     EAFE INDEX                   BERMAN GENESIS
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014            2013           2014          2013            2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      8,446,113      2,908,311        133,676        115,412      2,231,279         86,174
Units issued and transferred
   from other funding options..        276,192      6,808,878         96,242         77,482        129,787      2,447,259
Units redeemed and transferred
   to other funding options....    (1,279,149)    (1,271,076)       (43,332)       (59,218)      (359,146)      (302,154)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,443,156      8,446,113        186,586        133,676      2,001,920      2,231,279
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                                                      MSF T. ROWE PRICE             MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX            LARGE CAP GROWTH              SMALL CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                     2014            2013            2014           2013           2014            2013
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........        205,392         120,336       3,562,045      2,780,202        429,823        487,872
Units issued and transferred
   from other funding options..         78,315         140,921         367,226      2,252,762         15,962         45,491
Units redeemed and transferred
   to other funding options....       (77,279)        (55,865)       (725,158)    (1,470,919)       (70,222)      (103,540)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............        206,428         205,392       3,204,113      3,562,045        375,563        429,823
                                 =============  ==============  ==============  =============  =============  =============


                                                                         MSF WESTERN                  MSF WESTERN ASSET
                                      MSF VAN ECK GLOBAL              ASSET MANAGEMENT                   MANAGEMENT
                                       NATURAL RESOURCES        STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2014           2013            2014           2013            2014            2013
                                 --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year........         268,347        313,419        231,415         349,579         448,156         690,001
Units issued and transferred
   from other funding options..          83,497         76,689         79,163          20,347          32,190          62,481
Units redeemed and transferred
   to other funding options....        (50,799)      (121,761)       (62,651)       (138,511)       (116,760)       (304,326)
                                 --------------  -------------  -------------  --------------  --------------  --------------
Units end of year..............         301,045        268,347        247,927         231,415         363,586         448,156
                                 ==============  =============  =============  ==============  ==============  ==============

                                           MSF WMC
                                         CORE EQUITY                     PIMCO VIT                    PIMCO VIT
                                        OPPORTUNITIES                   HIGH YIELD                  LOW DURATION
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013            2014           2013           2014          2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     11,167,683     12,607,989        360,577        431,112        616,336        761,796
Units issued and transferred
   from other funding options..        317,973        721,582         27,547         31,093         42,091         72,158
Units redeemed and transferred
   to other funding options....    (1,949,655)    (2,161,888)       (76,542)      (101,628)       (78,423)      (217,618)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      9,536,001     11,167,683        311,582        360,577        580,004        616,336
                                 =============  =============  =============  =============  =============  =============



                                          PUTNAM VT                      PUTNAM VT                       RUSSELL
                                        EQUITY INCOME                MULTI-CAP GROWTH               AGGRESSIVE EQUITY
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2014           2013           2014            2013            2014           2013
                                 -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year........      1,082,521      1,285,126        127,086         152,212         78,396        104,956
Units issued and transferred
   from other funding options..         23,499          9,945          5,033           7,500          2,304          3,093
Units redeemed and transferred
   to other funding options....      (195,234)      (212,550)       (33,728)        (32,626)        (6,531)       (29,653)
                                 -------------  -------------  -------------  --------------  -------------  -------------
Units end of year..............        910,786      1,082,521         98,391         127,086         74,169         78,396
                                 =============  =============  =============  ==============  =============  =============

                                            RUSSELL                           RUSSELL                          RUSSELL
                                           CORE BOND               GLOBAL REAL ESTATE SECURITIES         MULTI-STYLE EQUITY
                                          SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  --------------------------------  ------------------------------
                                      2014            2013            2014              2013            2014            2013
                                 --------------  --------------  ---------------  ---------------  --------------  --------------

Units beginning of year........         360,963         447,192           30,369           37,475         468,451         604,659
Units issued and transferred
   from other funding options..           2,474          16,840              750            1,046           2,158           9,079
Units redeemed and transferred
   to other funding options....        (36,557)       (103,069)          (3,172)          (8,152)        (39,985)       (145,287)
                                 --------------  --------------  ---------------  ---------------  --------------  --------------
Units end of year..............         326,880         360,963           27,947           30,369         430,624         468,451
                                 ==============  ==============  ===============  ===============  ==============  ==============


                                              RUSSELL
                                             NON-U.S.
                                            SUB-ACCOUNT
                                 --------------------------------
                                      2014             2013
                                 ---------------  ---------------

Units beginning of year........          196,111          253,272
Units issued and transferred
   from other funding options..            2,999            4,720
Units redeemed and transferred
   to other funding options....         (16,060)         (61,881)
                                 ---------------  ---------------
Units end of year..............          183,050          196,111
                                 ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2014:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  American Funds Global          2014     2,751,181     35.19 - 43.13     115,995,281
     Growth Sub-Account          2013     2,956,878     35.06 - 42.47     122,929,858
                                 2012     3,288,744     27.66 - 33.12     106,822,886
                                 2011     3,568,963     23.00 - 27.23      95,488,976
                                 2010     3,003,389     25.73 - 30.11      88,905,025

  American Funds Global Small    2014       715,805     33.86 - 41.02      28,663,774
     Capitalization Sub-Account  2013       749,861     33.79 - 40.47      29,677,012
                                 2012       834,626     26.85 - 31.78      25,978,567
                                 2011       874,335     23.15 - 27.10      23,246,445
                                 2010       629,226     29.19 - 33.77      20,866,196

  American Funds Growth          2014       514,976   202.60 - 289.09     142,491,652
     Sub-Account                 2013       574,333   190.29 - 268.43     147,932,755
                                 2012       647,004   149.07 - 207.87     129,432,083
                                 2011       675,749   128.88 - 177.66     115,994,216
                                 2010       592,460   137.22 - 186.99     107,174,849

  Deutsche II Government &       2014        22,588     17.11 - 18.08         406,056
     Agency Securities           2013        27,802     16.55 - 17.41         482,012
     Sub-Account                 2012        38,203     17.38 - 18.21         693,006
                                 2011        44,817     17.19 - 17.95         801,100
                                 2010        52,265     16.29 - 16.94         880,629

  Fidelity VIP Equity-Income     2014       281,896     18.84 - 83.76       6,294,477
     Sub-Account                 2013       284,993     17.68 - 78.22       6,033,100
                                 2012       296,910     14.08 - 61.99       5,082,102
                                 2011       302,862     12.25 - 53.66       4,481,906
                                 2010       316,838     12.39 - 54.00       4,614,949

  Fidelity VIP Growth            2014         8,443     16.43 - 16.52         138,688
     Opportunities Sub-Account   2013         8,546     14.85 - 14.93         126,880
                                 2012        10,011     10.92 - 10.98         109,300
                                 2011         9,765       9.26 - 9.31          90,395
                                 2010        11,887       9.18 - 9.23         109,119

  FTVIPT Templeton Foreign VIP   2014     1,411,437     14.19 - 36.56      23,774,489
     Sub-Account                 2013     1,554,373     16.25 - 41.67      30,101,114
                                 2012     1,747,933     13.46 - 34.33      28,052,934
                                 2011     1,900,147     11.59 - 29.42      26,237,200
                                 2010     2,172,428     13.20 - 33.35      33,779,312

  Invesco V.I. International     2014       263,969     14.66 - 31.68       5,988,396
     Growth Sub-Account          2013       283,154     14.74 - 32.07       6,558,263
                                 2012       317,002     12.49 - 27.37       6,259,165
                                 2011       353,287     10.90 - 24.06       6,118,917
                                 2010       414,083     11.79 - 26.20       7,768,778

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2014       1.15         0.75 - 1.90          0.39 - 1.55
     Growth Sub-Account          2013       1.23         0.75 - 1.90        26.75 - 28.21
                                 2012       0.89         0.75 - 1.90        20.24 - 21.64
                                 2011       1.41         0.75 - 1.90     (10.60) - (9.56)
                                 2010       1.61         0.75 - 1.90         9.64 - 10.91

  American Funds Global Small    2014       0.12         0.75 - 1.90          0.20 - 1.36
     Capitalization Sub-Account  2013       0.87         0.75 - 1.90        25.87 - 27.32
                                 2012       1.34         0.75 - 1.90        15.94 - 17.29
                                 2011       1.32         0.75 - 1.90    (20.66) - (19.75)
                                 2010       1.78         0.75 - 1.90        20.11 - 21.50

  American Funds Growth          2014       0.78         0.75 - 1.90          6.47 - 7.70
     Sub-Account                 2013       0.92         0.75 - 1.90        27.65 - 29.13
                                 2012       0.79         0.75 - 1.90        15.66 - 17.01
                                 2011       0.64         0.75 - 1.90      (6.08) - (4.99)
                                 2010       0.78         0.75 - 1.90        16.45 - 17.79

  Deutsche II Government &       2014       2.34         1.40 - 1.80          3.42 - 3.83
     Agency Securities           2013       3.03         1.40 - 1.80      (4.77) - (4.39)
     Sub-Account                 2012       3.93         1.40 - 1.80          1.08 - 1.49
                                 2011       4.42         1.40 - 1.80          5.55 - 5.97
                                 2010       4.83         1.40 - 1.80          4.71 - 5.13

  Fidelity VIP Equity-Income     2014       2.71         1.30 - 1.90          6.44 - 7.21
     Sub-Account                 2013       2.29         1.30 - 1.90        25.42 - 26.37
                                 2012       2.95         1.30 - 1.90        14.84 - 15.67
                                 2011       2.34         1.30 - 1.90      (1.24) - (0.42)
                                 2010       1.56         1.30 - 1.90        12.75 - 13.55

  Fidelity VIP Growth            2014       0.23                1.40                10.64
     Opportunities Sub-Account   2013       0.29                1.40                35.98
                                 2012       0.41                1.40                17.94
                                 2011       0.16                1.40                 0.88
                                 2010       0.17                1.40        22.01 - 22.02

  FTVIPT Templeton Foreign VIP   2014       1.91         0.85 - 1.90    (12.81) - (11.64)
     Sub-Account                 2013       2.41         0.85 - 1.90        20.66 - 22.23
                                 2012       3.07         0.85 - 1.90        16.00 - 17.59
                                 2011       1.77         0.85 - 1.90    (12.32) - (11.20)
                                 2010       1.93         0.85 - 1.90          6.37 - 7.76

  Invesco V.I. International     2014       1.41         0.85 - 1.90      (1.79) - (0.52)
     Growth Sub-Account          2013       1.09         0.85 - 1.90        16.48 - 18.01
                                 2012       1.34         0.85 - 1.90        13.07 - 14.55
                                 2011       1.38         0.85 - 1.90      (8.74) - (7.53)
                                 2010       1.97         0.85 - 1.90        10.49 - 11.91

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST AllianceBernstein         2014     2,654,329    11.95 - 12.56      33,083,814
     Global Dynamic Allocation   2013     2,343,122    11.37 - 11.79      27,463,161
     Sub-Account                 2012     2,054,165    10.44 - 10.68      21,873,079
     (Commenced 1/3/2012)

  MIST Allianz Global Investors  2014       158,597      1.04 - 1.05         165,190
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014    19,698,968    12.34 - 13.15     253,918,639
     Balanced Allocation         2013    20,252,050    11.90 - 12.56     250,188,184
     Sub-Account                 2012    22,206,090    10.27 - 10.74     235,164,571
                                 2011    23,015,262      9.25 - 9.58     218,152,622
                                 2010    23,898,755      9.67 - 9.92     235,131,655

  MIST American Funds Growth     2014    20,467,140    12.29 - 13.19     264,823,495
     Allocation Sub-Account      2013    20,846,163    11.83 - 12.56     257,567,705
                                 2012    22,492,160     9.68 - 10.17     225,771,481
                                 2011    23,752,669      8.53 - 8.87     208,535,138
                                 2010    24,332,553      9.17 - 9.43     227,823,049

  MIST American Funds Growth     2014     2,298,588    12.84 - 13.78      31,030,886
     Sub-Account                 2013     2,337,771    12.15 - 12.90      29,652,918
                                 2012     2,590,163     9.59 - 10.07      25,736,857
                                 2011     2,895,296      8.39 - 8.69      24,917,298
                                 2010     3,139,868      9.00 - 9.23      28,767,917

  MIST American Funds            2014     9,534,377    12.15 - 12.90     120,682,614
     Moderate Allocation         2013     9,940,708    11.71 - 12.32     120,520,419
     Sub-Account                 2012    11,686,297    10.54 - 11.00     126,809,368
                                 2011    13,006,670     9.72 - 10.05     129,356,533
                                 2010    13,667,445     9.92 - 10.16     137,833,796

  MIST AQR Global Risk           2014     1,180,403    10.96 - 11.57      13,331,418
     Balanced Sub-Account        2013     1,320,863    10.78 - 11.21      14,540,600
     (Commenced 1/3/2012)        2012     1,382,713    11.40 - 11.69      16,016,430

  MIST BlackRock Global          2014     5,433,425    11.36 - 11.98      64,277,237
     Tactical Strategies         2013     5,138,582    10.96 - 11.40      58,089,937
     Sub-Account                 2012     4,283,793    10.18 - 10.41      44,438,080
     (Commenced 1/3/2012)

  MIST BlackRock High Yield      2014       609,988    22.84 - 29.80      16,004,507
     Sub-Account                 2013       669,873    22.60 - 29.06      17,263,570
                                 2012       677,325    21.13 - 26.78      16,244,048
                                 2011       600,616    18.54 - 23.15      12,434,639
                                 2010       730,796    18.51 - 22.79      14,888,941

  MIST Clarion Global Real       2014     2,046,417    17.18 - 28.08      39,064,246
     Estate Sub-Account          2013     2,239,020    15.36 - 25.05      38,352,561
                                 2012     2,350,735    15.19 - 24.49      39,516,123
                                 2011     2,528,243    12.34 - 19.66      34,277,327
                                 2010     2,647,883    13.39 - 21.05      38,697,331

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST AllianceBernstein         2014      1.82         0.75 - 2.10          5.12 - 6.55
     Global Dynamic Allocation   2013      1.26         0.75 - 2.10         8.84 - 10.32
     Sub-Account                 2012      0.06         0.75 - 2.10          2.93 - 9.26
     (Commenced 1/3/2012)

  MIST Allianz Global Investors  2014      0.71         0.75 - 1.90          4.02 - 4.83
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014      1.27         1.30 - 2.25          3.69 - 4.68
     Balanced Allocation         2013      1.38         1.30 - 2.25        15.90 - 17.00
     Sub-Account                 2012      1.69         1.30 - 2.25        10.99 - 12.06
                                 2011      1.29         1.30 - 2.25      (4.29) - (3.40)
                                 2010      1.15         1.30 - 2.25         9.67 - 10.72

  MIST American Funds Growth     2014      1.02         1.30 - 2.35          3.92 - 5.01
     Allocation Sub-Account      2013      1.03         1.30 - 2.35        22.20 - 23.49
                                 2012      1.21         1.30 - 2.35        13.45 - 14.65
                                 2011      1.11         1.30 - 2.35      (6.95) - (5.96)
                                 2010      0.88         1.30 - 2.35        10.86 - 12.02

  MIST American Funds Growth     2014      0.55         1.30 - 2.35          5.67 - 6.79
     Sub-Account                 2013      0.44         1.30 - 2.35        26.77 - 28.11
                                 2012      0.32         1.30 - 2.35        14.67 - 15.89
                                 2011      0.36         1.30 - 2.25      (6.71) - (5.83)
                                 2010      0.24         1.30 - 2.25        15.69 - 16.79

  MIST American Funds            2014      1.45         1.30 - 2.20          3.79 - 4.72
     Moderate Allocation         2013      1.67         1.30 - 2.20        11.05 - 12.05
     Sub-Account                 2012      2.05         1.30 - 2.20          8.42 - 9.40
                                 2011      1.58         1.30 - 2.20      (1.99) - (1.10)
                                 2010      1.57         1.30 - 2.20          7.52 - 8.50

  MIST AQR Global Risk           2014        --         0.75 - 2.20          1.73 - 3.22
     Balanced Sub-Account        2013      2.19         0.75 - 2.20      (5.49) - (4.11)
     (Commenced 1/3/2012)        2012      0.01         0.75 - 2.20          3.10 - 9.73

  MIST BlackRock Global          2014      1.09         0.75 - 2.20          3.61 - 5.12
     Tactical Strategies         2013      1.30         0.75 - 2.20          7.91 - 9.48
     Sub-Account                 2012        --         0.75 - 2.10          2.75 - 8.32
     (Commenced 1/3/2012)

  MIST BlackRock High Yield      2014      5.93         0.75 - 2.20          1.05 - 2.52
     Sub-Account                 2013      6.41         0.75 - 2.20          6.95 - 8.52
                                 2012      6.62         0.75 - 2.20        13.99 - 15.67
                                 2011      6.61         0.75 - 2.20          0.12 - 1.58
                                 2010      3.63         0.75 - 2.20        13.26 - 14.91

  MIST Clarion Global Real       2014      1.61         0.75 - 2.25        10.75 - 12.42
     Estate Sub-Account          2013      6.92         0.75 - 2.35          1.14 - 2.77
                                 2012      2.07         0.75 - 2.35        23.05 - 25.04
                                 2011      3.90         0.75 - 2.35      (7.78) - (6.29)
                                 2010      8.38         0.75 - 2.35        13.41 - 15.23

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST ClearBridge Aggressive   2014     7,869,613    12.66 - 21.35     118,710,076
     Growth Sub-Account         2013     7,836,411    10.80 - 18.18     101,728,824
                                2012     8,735,126     7.52 - 12.63      79,321,095
                                2011     9,600,857     6.43 - 10.78      74,857,416
                                2010     8,476,052     6.97 - 10.56      65,664,571

  MIST Goldman Sachs Mid Cap    2014       808,735    22.05 - 24.66      19,070,600
     Value Sub-Account          2013       926,551    19.93 - 22.07      19,638,139
                                2012     1,049,942    15.38 - 16.85      17,068,463
                                2011     1,161,737    13.34 - 14.45      16,271,354
                                2010     1,280,385    14.57 - 15.63      19,465,973

  MIST Harris Oakmark           2014     2,546,821    22.97 - 26.00      63,128,946
     International Sub-Account  2013     2,725,021    24.93 - 27.96      72,879,342
                                2012     2,920,101    19.54 - 21.71      60,795,216
                                2011     3,341,029    15.46 - 17.02      54,661,488
                                2010     3,663,046    18.45 - 20.10      71,132,973

  MIST Invesco Balanced-Risk    2014    16,687,571      1.07 - 1.12      18,299,573
     Allocation Sub-Account     2013    18,674,457      1.04 - 1.06      19,667,126
     (Commenced 4/30/2012)      2012    17,553,531      1.04 - 1.05      18,405,844

  MIST Invesco Comstock         2014     7,316,140    15.33 - 17.90     126,997,201
     Sub-Account                2013     8,126,377    14.36 - 16.50     130,402,734
                                2012     8,705,476    10.86 - 12.28     104,439,830
                                2011     9,579,280     9.39 - 10.45      98,062,309
                                2010     9,660,454     9.76 - 10.68     101,320,183

  MIST Invesco Mid Cap Value    2014     4,980,428    33.28 - 42.81     198,152,216
     Sub-Account                2013     5,724,070    31.03 - 39.34     210,304,023
                                2012     6,573,235    24.34 - 30.42     187,671,582
                                2011     7,467,200    21.85 - 26.72     188,118,964
                                2010     8,400,066    23.50 - 27.96     221,952,624

  MIST Invesco Small Cap        2014     2,146,901    15.52 - 26.91      53,534,493
     Growth Sub-Account         2013     2,535,916    14.55 - 25.27      59,587,334
                                2012     2,729,300    10.50 - 18.26      46,464,081
                                2011     3,190,859     8.98 - 15.65      46,716,193
                                2010     3,675,683     9.19 - 16.03      55,371,461

  MIST JPMorgan Core Bond       2014     1,276,456    10.46 - 11.15      13,974,606
     Sub-Account                2013     1,182,573    10.18 - 10.75      12,506,234
                                2012     1,511,689    10.74 - 11.23      16,737,665
                                2011     1,642,766    10.47 - 10.84      17,623,360
                                2010     1,767,528    10.12 - 10.38      18,209,023

  MIST JPMorgan Global Active   2014    10,177,694      1.19 - 1.23      12,428,836
     Allocation Sub-Account     2013     9,103,629      1.13 - 1.16      10,517,817
     (Commenced 4/30/2012)      2012     7,003,217      1.04 - 1.05       7,371,189

  MIST JPMorgan Small Cap       2014       445,880    18.99 - 21.23       9,322,634
     Value Sub-Account          2013       471,677    18.55 - 20.49       9,530,735
                                2012       515,860    14.22 - 15.53       7,917,855
                                2011       530,589    12.57 - 13.57       7,126,054
                                2010       396,464    14.29 - 15.25       5,987,971

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST ClearBridge Aggressive   2014      0.14         0.75 - 2.35         16.13 - 18.00
     Growth Sub-Account         2013      0.25         0.75 - 2.35         42.22 - 44.51
                                2012      0.04         0.75 - 2.35         15.74 - 17.62
                                2011      0.01         0.75 - 2.35         (3.63) - 2.12
                                2010      0.01         1.30 - 2.35         20.92 - 22.32

  MIST Goldman Sachs Mid Cap    2014      0.55         1.30 - 2.35         10.60 - 11.77
     Value Sub-Account          2013      0.90         1.30 - 2.35         29.57 - 30.94
                                2012      0.60         1.30 - 2.35         15.36 - 16.58
                                2011      0.50         1.30 - 2.35       (8.46) - (7.50)
                                2010      1.02         1.30 - 2.35         21.35 - 22.63

  MIST Harris Oakmark           2014      2.40         1.30 - 2.35       (7.98) - (7.01)
     International Sub-Account  2013      2.48         1.30 - 2.35         27.46 - 28.80
                                2012      1.64         1.30 - 2.35         26.24 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.96         1.30 - 2.35         13.71 - 14.91

  MIST Invesco Balanced-Risk    2014        --         0.75 - 2.20           3.28 - 4.79
     Allocation Sub-Account     2013        --         0.75 - 2.20         (0.36) - 1.10
     (Commenced 4/30/2012)      2012      0.57         0.75 - 2.20           3.13 - 4.14

  MIST Invesco Comstock         2014      0.94         0.75 - 2.35           6.77 - 8.50
     Sub-Account                2013      1.08         0.75 - 2.35         32.25 - 34.38
                                2012      1.29         0.75 - 2.35         15.67 - 17.54
                                2011      1.12         0.75 - 2.35       (3.76) - (2.22)
                                2010      1.50         0.75 - 2.35         12.19 - 14.00

  MIST Invesco Mid Cap Value    2014      0.52         0.75 - 2.20           7.26 - 9.03
     Sub-Account                2013      0.77         0.75 - 2.20         27.47 - 29.52
                                2012      0.47         0.75 - 2.20         12.19 - 14.02
                                2011      0.57         0.75 - 2.15       (5.75) - (4.28)
                                2010      0.64         0.75 - 2.05         22.98 - 24.78

  MIST Invesco Small Cap        2014        --         1.30 - 2.35           5.40 - 6.68
     Growth Sub-Account         2013      0.24         1.30 - 2.35         36.92 - 38.58
                                2012        --         1.30 - 2.35         15.47 - 16.85
                                2011        --         1.30 - 2.35       (3.37) - (2.22)
                                2010        --         1.30 - 2.35         23.26 - 24.72

  MIST JPMorgan Core Bond       2014      1.41         1.30 - 2.25           2.75 - 3.73
     Sub-Account                2013      0.28         1.30 - 2.25       (4.95) - (4.05)
                                2012      2.52         1.30 - 2.25           2.57 - 3.55
                                2011      2.22         1.30 - 2.25           3.44 - 4.42
                                2010      1.91         1.30 - 2.25           3.74 - 4.73

  MIST JPMorgan Global Active   2014      1.09         0.75 - 2.15           4.70 - 6.18
     Allocation Sub-Account     2013      0.09         0.75 - 2.20          8.57 - 10.16
     (Commenced 4/30/2012)      2012      0.64         0.75 - 2.20           3.12 - 4.13

  MIST JPMorgan Small Cap       2014      0.88         0.75 - 1.90           2.41 - 3.59
     Value Sub-Account          2013      0.49         0.75 - 1.90         30.40 - 31.91
                                2012      0.64         0.75 - 1.90         13.18 - 14.49
                                2011      1.47         0.75 - 1.90     (12.05) - (11.03)
                                2010      0.69         0.75 - 1.90         17.01 - 18.35

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Loomis Sayles Global      2014       864,355    15.85 - 17.37      14,577,450
     Markets Sub-Account         2013       919,133    15.69 - 17.00      15,197,549
                                 2012     1,042,691    13.71 - 14.71      14,977,462
                                 2011       962,736    12.01 - 12.74      12,022,681
                                 2010     1,177,416    12.48 - 13.10      15,232,698

  MIST Lord Abbett Bond          2014     7,097,487    23.85 - 33.07     214,938,971
     Debenture Sub-Account       2013     8,075,015    22.88 - 31.79     236,290,033
                                 2012     9,203,760    19.43 - 29.66     252,466,645
                                 2011    10,339,658    19.01 - 26.46     254,363,555
                                 2010    11,836,616    16.94 - 25.52     281,708,830

  MIST Met/Eaton Vance           2014       375,721    10.59 - 11.12       4,103,881
     Floating Rate Sub-Account   2013       442,672    10.76 - 11.18       4,880,212
     (Commenced 5/3/2010)        2012       317,752    10.61 - 10.91       3,433,894
                                 2011       213,777    10.15 - 10.30       2,191,750
                                 2010        80,368    10.17 - 10.23         819,953

  MIST Met/Franklin Low          2014     3,042,569     9.70 - 10.24      30,718,840
     Duration Total Return       2013     2,753,599     9.82 - 10.21      27,817,040
     Sub-Account                 2012     1,766,562     9.92 - 10.16      17,845,860
     (Commenced 5/2/2011)        2011     1,106,536      9.72 - 9.81      10,825,502

  MIST Met/Templeton             2014       375,394    13.13 - 13.93       5,173,631
     International Bond          2013       406,707    13.21 - 13.88       5,578,711
     Sub-Account                 2012       400,203    13.32 - 13.84       5,481,320
                                 2011       352,964    11.86 - 12.20       4,276,366
                                 2010       169,000    12.12 - 12.33       2,069,263

  MIST MetLife Asset             2014    11,741,945    13.85 - 17.55     190,098,691
     Allocation 100 Sub-Account  2013    13,877,565    13.36 - 16.82     217,076,586
                                 2012    14,537,359    10.46 - 13.09     178,338,412
                                 2011    15,775,326     9.09 - 11.30     168,280,842
                                 2010    17,260,094     9.78 - 12.08     198,100,052

  MIST MetLife Balanced Plus     2014    10,108,081    12.39 - 13.07     130,987,679
     Sub-Account                 2013     9,766,619    11.55 - 12.01     116,669,137
     (Commenced 1/3/2012)        2012     7,650,490    10.33 - 10.58      80,785,959

  MIST MetLife Multi-Index       2014       632,711     1.20 - 12.34       1,705,989
     Targeted Risk Sub-Account   2013       323,641     1.12 - 11.22         377,861
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MetLife Small Cap         2014     2,229,469    21.73 - 27.52      52,562,409
     Value Sub-Account           2013     2,514,889    21.87 - 27.37      59,255,307
                                 2012     2,744,669    16.91 - 20.89      49,647,860
                                 2011     3,218,372    14.67 - 17.92      50,131,398
                                 2010     3,834,160    16.49 - 19.90      66,822,076

  MIST MFS Emerging Markets      2014     4,494,197     9.40 - 18.37      47,209,408
     Equity Sub-Account          2013     5,244,853    10.29 - 19.86      59,292,583
                                 2012     4,605,777    11.09 - 21.16      56,184,457
                                 2011     5,082,239     9.55 - 18.02      52,679,213
                                 2010     5,557,697    12.03 - 22.40      71,913,866

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST Loomis Sayles Global      2014      2.02         1.30 - 2.35           1.06 - 2.13
     Markets Sub-Account         2013      2.37         1.30 - 2.35         14.41 - 15.62
                                 2012      2.34         1.30 - 2.35         14.20 - 15.41
                                 2011      2.49         1.30 - 2.35       (3.77) - (2.75)
                                 2010      3.24         1.30 - 2.35         19.18 - 20.43

  MIST Lord Abbett Bond          2014      5.69         0.75 - 2.35           2.39 - 4.23
     Debenture Sub-Account       2013      6.79         0.75 - 2.35           5.47 - 7.25
                                 2012      7.24         0.75 - 2.35         10.31 - 12.23
                                 2011      6.07         0.75 - 2.35           2.04 - 3.94
                                 2010      6.32         0.75 - 2.35         10.34 - 12.22

  MIST Met/Eaton Vance           2014      3.36         1.30 - 2.35       (1.60) - (0.57)
     Floating Rate Sub-Account   2013      3.46         1.30 - 2.35           1.42 - 2.50
     (Commenced 5/3/2010)        2012      3.04         1.30 - 2.35           4.83 - 5.94
                                 2011      2.21         1.30 - 2.20         (0.16) - 0.69
                                 2010        --         1.30 - 2.15           1.71 - 2.30

  MIST Met/Franklin Low          2014      2.11         0.75 - 2.20         (1.14) - 0.30
     Duration Total Return       2013      1.37         0.75 - 2.20         (1.04) - 0.40
     Sub-Account                 2012      1.86         0.75 - 2.20           2.11 - 3.61
     (Commenced 5/2/2011)        2011        --         0.75 - 2.05       (2.63) - (1.79)

  MIST Met/Templeton             2014      4.55         0.75 - 1.80         (0.66) - 0.38
     International Bond          2013      1.99         0.75 - 1.80         (0.77) - 0.28
     Sub-Account                 2012      9.65         0.75 - 1.80         12.24 - 13.43
                                 2011      6.06         0.75 - 1.80       (2.10) - (1.07)
                                 2010      0.37         0.75 - 1.80          4.20 - 12.08

  MIST MetLife Asset             2014      0.73         0.75 - 2.35           2.65 - 4.30
     Allocation 100 Sub-Account  2013      0.76         0.75 - 2.35         26.50 - 28.54
                                 2012      0.64         0.75 - 2.35         14.02 - 15.87
                                 2011      1.12         0.75 - 2.35       (7.96) - (6.47)
                                 2010      1.21         0.75 - 2.35         13.80 - 15.63

  MIST MetLife Balanced Plus     2014      1.75         0.75 - 2.20           7.26 - 8.83
     Sub-Account                 2013      1.17         0.75 - 2.20         11.87 - 13.51
     (Commenced 1/3/2012)        2012        --         0.75 - 2.20          4.08 - 12.26

  MIST MetLife Multi-Index       2014        --         0.75 - 2.10           6.99 - 8.44
     Targeted Risk Sub-Account   2013      0.40         0.75 - 1.95          4.18 - 12.10
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MetLife Small Cap         2014      0.05         1.30 - 2.35         (0.65) - 0.55
     Value Sub-Account           2013      0.96         1.30 - 2.35         29.37 - 30.97
                                 2012        --         1.30 - 2.35         15.23 - 16.62
                                 2011      1.12         1.30 - 2.35      (11.09) - (9.96)
                                 2010      1.22         1.30 - 2.35         17.11 - 18.47

  MIST MFS Emerging Markets      2014      0.85         0.75 - 2.35       (8.69) - (7.22)
     Equity Sub-Account          2013      1.08         0.75 - 2.35       (7.19) - (5.69)
                                 2012      0.76         0.75 - 2.35         16.12 - 18.00
                                 2011      1.48         0.75 - 2.35     (20.59) - (19.31)
                                 2010      1.00         0.75 - 2.35         20.79 - 22.72

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MFS Research              2014     7,049,593    14.15 - 24.32     119,840,057
     International Sub-Account   2013     7,613,604    15.55 - 26.30     141,100,546
                                 2012     8,474,288    13.34 - 22.18     133,415,326
                                 2011     9,028,217    11.69 - 19.12     123,865,118
                                 2010     9,354,056    13.39 - 21.53     146,069,481

  MIST Morgan Stanley Mid Cap    2014     3,399,968    17.49 - 20.95      66,846,250
     Growth Sub-Account          2013     3,870,199    17.65 - 20.86      76,130,580
                                 2012     4,428,112    12.94 - 15.10      63,342,932
                                 2011     4,659,921    12.07 - 13.90      61,573,810
                                 2010     4,818,910    13.21 - 15.02      68,961,080

  MIST Oppenheimer Global        2014     2,653,328     1.18 - 28.59      47,270,650
     Equity Sub-Account          2013     2,701,413     1.16 - 28.20      51,152,278
                                 2012     1,019,300    18.63 - 22.35      21,942,397
                                 2011     1,147,037    15.67 - 18.58      20,591,996
                                 2010     1,132,139    17.43 - 20.44      22,327,452

  MIST PanAgora Global           2014        88,081      1.03 - 1.04          91,098
     Diversified Risk
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014     6,336,733    13.20 - 15.91      94,603,086
     Protected Bond Sub-Account  2013     7,016,914    13.13 - 15.58     102,943,846
                                 2012     7,448,982    14.82 - 17.30     121,500,435
                                 2011     7,526,508    13.90 - 15.97     113,654,208
                                 2010     7,113,170    12.81 - 14.48      97,212,565

  MIST PIMCO Total Return        2014    24,952,895    15.92 - 19.95     459,097,636
     Sub-Account                 2013    28,505,547    15.63 - 19.26     508,804,270
                                 2012    31,210,077    16.29 - 19.76     572,578,074
                                 2011    32,853,798    15.25 - 18.19     558,129,340
                                 2010    30,861,530    15.12 - 17.74     512,523,271

  MIST Pioneer Fund              2014     3,916,919    15.90 - 31.98      93,861,327
     Sub-Account                 2013     4,579,355    14.50 - 28.98      99,844,002
                                 2012     5,289,087    11.05 - 21.94      87,399,431
                                 2011     5,949,995    10.14 - 19.99      88,342,563
                                 2010     6,459,343    10.77 - 21.10     100,019,549

  MIST Pioneer Strategic         2014       801,592    13.62 - 33.59      18,060,018
     Income Sub-Account          2013       754,973    13.33 - 32.36      16,641,496
                                 2012       624,096    13.43 - 32.11      14,636,515
                                 2011       610,107    12.32 - 28.98      12,748,172
                                 2010       420,179    12.19 - 28.18       9,868,843

  MIST Pyramis Government        2014       451,201    10.71 - 11.19       5,010,596
     Income Sub-Account          2013       438,370    10.11 - 10.48       4,570,971
     (Commenced 1/3/2012)        2012       544,311    10.81 - 11.06       5,996,997

  MIST Pyramis Managed Risk      2014       515,673    11.36 - 11.65       5,915,908
     Sub-Account                 2013       331,304    10.69 - 10.80       3,558,035
     (Commenced 4/29/2013)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MFS Research              2014      2.28         0.75 - 2.25       (9.02) - (7.52)
     International Sub-Account   2013      2.60         0.75 - 2.35         16.49 - 18.57
                                 2012      1.96         0.75 - 2.35         13.98 - 15.98
                                 2011      1.94         0.75 - 2.35     (12.79) - (11.19)
                                 2010      1.75         0.75 - 2.35          8.83 - 10.71

  MIST Morgan Stanley Mid Cap    2014      0.01         0.75 - 1.90         (0.89) - 0.43
     Growth Sub-Account          2013      0.65         0.75 - 1.90         36.41 - 38.12
                                 2012        --         0.75 - 1.90           7.21 - 8.62
                                 2011      0.61         0.75 - 1.90       (8.67) - (7.45)
                                 2010      0.03         0.75 - 1.90         29.60 - 31.28

  MIST Oppenheimer Global        2014      0.83         0.75 - 1.90           0.22 - 1.54
     Equity Sub-Account          2013      1.02         0.75 - 1.90         15.71 - 26.16
                                 2012      1.40         0.75 - 1.90         18.88 - 20.27
                                 2011      1.75         0.75 - 1.90      (10.12) - (9.09)
                                 2010      1.31         0.75 - 1.90         13.75 - 15.06

  MIST PanAgora Global           2014      0.42         0.75 - 1.70           3.37 - 4.04
     Diversified Risk
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014      1.54         0.75 - 2.35           0.50 - 2.12
     Protected Bond Sub-Account  2013      2.16         0.75 - 2.35      (11.38) - (9.95)
                                 2012      3.02         0.75 - 2.35           6.58 - 8.31
                                 2011      1.61         0.75 - 2.35          8.56 - 10.31
                                 2010      2.31         0.75 - 2.35           5.26 - 6.96

  MIST PIMCO Total Return        2014      2.36         0.75 - 2.35           1.77 - 3.61
     Sub-Account                 2013      4.27         0.75 - 2.35       (4.19) - (2.55)
                                 2012      3.17         0.75 - 2.35           6.72 - 8.63
                                 2011      2.67         0.75 - 2.35           0.78 - 2.55
                                 2010      3.54         0.75 - 2.35           5.65 - 7.50

  MIST Pioneer Fund              2014      1.67         0.75 - 2.20          8.52 - 10.33
     Sub-Account                 2013      3.25         0.75 - 2.20         29.83 - 32.08
                                 2012      1.52         0.75 - 1.95           8.23 - 9.76
                                 2011      1.23         0.75 - 1.95       (6.70) - (5.26)
                                 2010      0.90         0.75 - 2.20         13.41 - 15.35

  MIST Pioneer Strategic         2014      4.87         0.75 - 2.20           2.17 - 3.80
     Income Sub-Account          2013      4.55         0.75 - 2.20         (0.80) - 0.79
                                 2012      4.74         0.75 - 2.20          9.02 - 10.79
                                 2011      4.46         0.75 - 2.20           1.22 - 2.86
                                 2010      4.43         0.75 - 2.15          4.78 - 11.34

  MIST Pyramis Government        2014      2.52         0.75 - 1.95           5.48 - 6.75
     Income Sub-Account          2013      1.54         0.75 - 2.10       (6.50) - (5.23)
     (Commenced 1/3/2012)        2012      0.01         0.75 - 2.10           1.07 - 2.37

  MIST Pyramis Managed Risk      2014        --         0.75 - 2.20           6.28 - 7.83
     Sub-Account                 2013      1.43         0.75 - 2.20           4.69 - 5.72
     (Commenced 4/29/2013)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Schroders Global         2014     7,987,625      1.21 - 1.25       9,869,799
     Multi-Asset Sub-Account    2013     8,352,078      1.14 - 1.17       9,704,669
     (Commenced 4/30/2012)      2012     5,045,943      1.06 - 1.07       5,397,219

  MIST SSgA Growth and Income   2014    10,537,079    13.98 - 15.99     161,695,055
     ETF Sub-Account            2013    11,486,433    13.50 - 15.22     168,487,815
                                2012    12,363,629    12.22 - 13.58     162,452,437
                                2011    12,724,330    11.07 - 12.13     149,799,689
                                2010    10,621,952    11.20 - 12.09     124,729,784

  MIST SSgA Growth ETF          2014     3,836,551    13.85 - 15.84      56,855,881
     Sub-Account                2013     4,117,987    13.44 - 15.14      58,808,947
                                2012     4,134,490    11.63 - 12.92      50,750,185
                                2011     4,414,150    10.44 - 11.32      47,811,625
                                2010     4,136,142    10.88 - 11.65      46,397,024

  MIST T. Rowe Price Large Cap  2014     7,848,070    24.91 - 94.21     637,621,963
     Value Sub-Account          2013     9,112,590    22.13 - 83.67     661,694,916
                                2012    10,675,620    16.64 - 62.93     586,755,456
                                2011    12,522,601    14.19 - 53.66     590,684,856
                                2010    14,134,367    14.87 - 56.24     702,128,967

  MIST T. Rowe Price Mid Cap    2014     4,901,860    15.22 - 18.30      81,905,190
     Growth Sub-Account         2013     5,748,937    13.81 - 16.36      86,470,627
                                2012     6,292,266    10.34 - 12.08      70,400,134
                                2011     6,972,220     9.30 - 10.72      69,666,727
                                2010     8,396,880     9.67 - 10.99      86,739,534

  MIST WMC Large Cap Research   2014       469,413    14.11 - 17.11       7,846,047
     Sub-Account                2013       529,861    12.68 - 15.20       7,879,461
                                2012       593,073     9.63 - 11.41       6,609,137
                                2011       526,928     8.66 - 10.15       5,254,597
                                2010       264,061     8.81 - 10.21       2,642,554

  MSF Baillie Gifford           2014     1,494,334     8.99 - 15.78      18,395,360
     International Stock        2013     1,512,891     9.52 - 16.46      19,482,882
     Sub-Account                2012       407,507     8.38 - 14.42       5,455,286
                                2011       430,001     7.11 - 12.18       4,882,027
                                2010       457,537     9.00 - 15.39       6,585,095

  MSF Barclays Aggregate Bond   2014       288,515     1.79 - 18.62       4,852,862
     Index Sub-Account          2013       216,740     1.71 - 17.79       3,330,462
                                2012       192,855    14.98 - 17.02       3,109,297
                                2011       175,717    14.79 - 16.65       2,752,709
                                2010       133,054    14.11 - 15.74       1,975,112

  MSF BlackRock Bond Income     2014     1,410,212    51.53 - 73.91      97,653,432
     Sub-Account                2013     1,437,795    49.17 - 69.72      93,928,276
                                2012     1,413,863    50.63 - 70.96      93,742,723
                                2011     1,437,066    48.10 - 66.65      89,516,238
                                2010     1,330,597    46.11 - 63.17      78,335,454

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Schroders Global         2014      1.29         0.75 - 2.20           5.39 - 6.93
     Multi-Asset Sub-Account    2013      0.01         0.75 - 2.20           7.72 - 9.29
     (Commenced 4/30/2012)      2012      1.42         0.75 - 2.00           5.25 - 6.14

  MIST SSgA Growth and Income   2014      2.26         0.75 - 2.20           3.51 - 5.02
     ETF Sub-Account            2013      2.51         0.75 - 2.20         10.47 - 12.09
                                2012      2.36         0.75 - 2.20         10.38 - 12.00
                                2011      1.68         0.75 - 2.20         (1.13) - 0.31
                                2010      1.27         0.75 - 2.20          9.80 - 11.40

  MIST SSgA Growth ETF          2014      1.88         0.75 - 2.20           3.09 - 4.59
     Sub-Account                2013      2.05         0.75 - 2.20         15.50 - 17.19
                                2012      1.95         0.75 - 2.20         12.52 - 14.17
                                2011      1.58         0.75 - 2.05       (4.12) - (2.86)
                                2010      1.51         0.75 - 2.05         11.84 - 13.30

  MIST T. Rowe Price Large Cap  2014      1.42         0.75 - 2.35         10.65 - 12.60
     Value Sub-Account          2013      1.63         0.75 - 2.35         30.67 - 32.96
                                2012      1.56         0.75 - 2.35         15.22 - 17.27
                                2011      0.75         0.75 - 2.35       (6.24) - (4.58)
                                2010      1.14         0.75 - 2.35         14.30 - 16.33

  MIST T. Rowe Price Mid Cap    2014        --         0.85 - 2.35         10.16 - 11.82
     Growth Sub-Account         2013      0.23         0.85 - 2.35         33.41 - 35.42
                                2012        --         0.85 - 2.35         11.03 - 12.72
                                2011        --         0.85 - 2.35       (3.93) - (2.48)
                                2010        --         0.85 - 2.35         24.72 - 26.60

  MIST WMC Large Cap Research   2014      0.72         0.75 - 1.90         11.28 - 12.57
     Sub-Account                2013      1.19         0.75 - 1.90         31.65 - 33.17
                                2012      0.95         0.75 - 1.90         11.18 - 12.47
                                2011      0.81         0.75 - 1.90       (1.71) - (0.58)
                                2010      0.86         0.75 - 1.90         10.25 - 11.53

  MSF Baillie Gifford           2014      1.24         0.85 - 2.35       (5.59) - (4.16)
     International Stock        2013      0.52         0.85 - 2.35          9.60 - 14.16
     Sub-Account                2012      1.11         0.85 - 1.90         17.11 - 18.35
                                2011      1.58         0.85 - 1.90     (21.63) - (20.81)
                                2010      1.39         0.85 - 1.90           4.85 - 5.96

  MSF Barclays Aggregate Bond   2014      2.64         0.75 - 2.20           3.17 - 4.67
     Index Sub-Account          2013      3.04         0.75 - 2.20       (4.69) - (3.74)
                                2012      3.51         1.30 - 2.20           1.32 - 2.24
                                2011      3.07         1.30 - 2.20           4.83 - 5.77
                                2010      3.58         1.30 - 2.20           3.35 - 4.29

  MSF BlackRock Bond Income     2014      3.26         0.75 - 1.90           4.80 - 6.01
     Sub-Account                2013      3.75         0.75 - 1.90       (2.87) - (1.75)
                                2012      2.52         0.75 - 1.90           5.25 - 6.48
                                2011      3.71         0.75 - 1.90           4.31 - 5.51
                                2010      3.57         0.75 - 1.90           6.04 - 7.26

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Capital           2014     1,975,533     1.93 - 53.96      10,873,841
     Appreciation Sub-Account     2013     2,475,614     1.80 - 49.93      11,748,732
                                  2012     2,764,842     1.36 - 37.48       9,869,170
                                  2011     3,186,827     1.20 - 33.02       9,935,283
                                  2010     3,626,675     1.34 - 36.53      10,802,846

  MSF BlackRock Money Market      2014     8,144,077     8.92 - 10.95      79,776,703
     Sub-Account                  2013     9,792,353     9.13 - 11.03      97,827,704
                                  2012    11,671,729     9.33 - 11.11     118,277,869
                                  2011    12,722,462     9.55 - 11.20     130,635,278
                                  2010    12,146,399     9.77 - 11.28     126,563,583

  MSF Frontier Mid Cap Growth     2014       512,550    17.69 - 19.79       9,719,764
     Sub-Account                  2013       595,060    16.33 - 18.08      10,360,655
     (Commenced 4/29/2013)

  MSF Jennison Growth             2014     8,732,588     8.41 - 24.45     137,871,330
     Sub-Account                  2013    10,101,961     7.84 - 22.67     148,420,105
                                  2012    11,335,513     5.81 - 16.72     123,848,829
                                  2011     4,345,644     5.10 - 14.60      49,789,424
                                  2010     4,903,257     5.16 - 14.69      56,877,740

  MSF Loomis Sayles Small Cap     2014       920,263    16.14 - 18.89      16,437,900
     Growth Sub-Account           2013     1,040,645    16.30 - 18.86      18,599,238
                                  2012     1,207,677    11.19 - 12.80      14,713,432
                                  2011     1,364,085    10.29 - 11.63      15,165,191
                                  2010     1,509,481    10.21 - 11.41      16,497,569

  MSF Met/Artisan Mid Cap         2014     1,977,751    19.30 - 21.88      41,046,463
     Value Sub-Account            2013     2,247,174    19.41 - 21.81      46,665,594
                                  2012     2,399,851    14.54 - 16.18      37,104,282
                                  2011     2,732,053    13.33 - 14.69      38,493,096
                                  2010     3,104,102    12.80 - 13.98      41,776,284

  MSF Met/Dimensional             2014       177,587    18.24 - 19.95       3,407,349
     International Small Company  2013       180,142    19.99 - 21.54       3,758,039
     Sub-Account                  2012       132,829    16.05 - 17.01       2,209,316
                                  2011       165,015    13.88 - 14.54       2,355,244
                                  2010       128,511    16.95 - 17.49       2,210,341

  MSF MetLife Asset               2014       459,058    13.22 - 15.22       6,509,122
     Allocation 20 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014    84,501,252    13.43 - 15.80   1,268,860,895
     Allocation 40 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014   168,298,033    13.65 - 16.95   2,696,470,979
     Allocation 60 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014   113,396,391    13.81 - 17.57   1,801,099,928
     Allocation 80 Sub-Account
     (Commenced 4/28/2014)

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Capital           2014      0.06         0.75 - 1.90           6.85 - 8.08
     Appreciation Sub-Account     2013      0.84         0.75 - 1.90         31.69 - 33.22
                                  2012      0.32         0.75 - 1.90         12.21 - 13.51
                                  2011      0.19         0.75 - 1.80      (10.57) - (9.63)
                                  2010      0.23         0.75 - 1.80         17.68 - 18.93

  MSF BlackRock Money Market      2014        --         0.75 - 2.35       (2.32) - (0.75)
     Sub-Account                  2013        --         0.75 - 2.35       (2.32) - (0.75)
                                  2012        --         0.75 - 2.35       (2.34) - (0.75)
                                  2011        --         0.75 - 2.35       (2.32) - (0.74)
                                  2010        --         0.75 - 2.35       (2.32) - (0.75)

  MSF Frontier Mid Cap Growth     2014        --         1.30 - 2.35           8.30 - 9.44
     Sub-Account                  2013        --         1.30 - 2.35         19.21 - 20.07
     (Commenced 4/29/2013)

  MSF Jennison Growth             2014      0.05         0.75 - 2.35           6.22 - 7.93
     Sub-Account                  2013      0.23         0.75 - 2.35         33.56 - 35.71
                                  2012      0.01         0.75 - 2.35        (3.90) - 14.69
                                  2011      0.06         0.75 - 2.35       (2.11) - (0.53)
                                  2010      0.41         0.75 - 2.35          8.74 - 10.49

  MSF Loomis Sayles Small Cap     2014        --         0.75 - 1.90         (0.97) - 0.18
     Growth Sub-Account           2013        --         0.75 - 1.90         45.59 - 47.27
                                  2012        --         0.75 - 1.90          8.80 - 10.06
                                  2011        --         0.75 - 1.90           0.82 - 1.98
                                  2010        --         0.75 - 1.90         28.88 - 30.36

  MSF Met/Artisan Mid Cap         2014      0.53         1.30 - 2.35         (0.69) - 0.36
     Value Sub-Account            2013      0.76         1.30 - 2.35         33.34 - 34.75
                                  2012      0.79         1.30 - 2.35          8.98 - 10.13
                                  2011      0.78         1.30 - 2.35           4.02 - 5.11
                                  2010      0.59         1.30 - 2.35         12.09 - 13.28

  MSF Met/Dimensional             2014      2.05         0.75 - 2.20       (8.73) - (7.39)
     International Small Company  2013      1.43         0.75 - 2.20         24.83 - 26.65
     Sub-Account                  2012      2.31         0.75 - 2.15         15.38 - 17.02
                                  2011      2.33         0.75 - 2.15     (18.07) - (16.88)
                                  2010      1.32         0.75 - 2.20         19.74 - 21.67

  MSF MetLife Asset               2014        --         0.75 - 2.20           1.43 - 2.43
     Allocation 20 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           2.14 - 3.25
     Allocation 40 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           2.91 - 4.03
     Allocation 60 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           3.51 - 4.63
     Allocation 80 Sub-Account
     (Commenced 4/28/2014)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF MetLife Mid Cap Stock    2014       215,497    23.48 - 27.35       5,502,778
     Index Sub-Account         2013       181,460    22.01 - 25.37       4,308,813
                               2012       157,701    17.30 - 19.36       2,885,826
                               2011       128,329    15.08 - 16.72       2,022,706
                               2010        59,087    15.77 - 17.33         972,206

  MSF MetLife Stock Index      2014     2,387,218    15.06 - 19.94      45,315,772
     Sub-Account               2013     2,514,826    13.47 - 17.86      42,940,270
                               2012     2,675,025    10.35 - 13.74      35,257,651
                               2011     2,855,765     9.06 - 12.06      33,187,748
                               2010     2,900,545     9.03 - 12.02      33,773,010

  MSF MFS Total Return         2014     2,313,121    16.79 - 73.57     102,015,958
     Sub-Account               2013     2,545,086    15.78 - 68.40     106,290,336
                               2012     2,882,861    13.54 - 58.06     101,343,003
                               2011     3,108,333    12.38 - 52.56      97,826,866
                               2010     3,364,172    12.34 - 51.83     100,678,402

  MSF MFS Value Sub-Account    2014     7,443,156    13.03 - 26.79     192,672,878
                               2013     8,446,113    12.05 - 24.41     199,810,139
                               2012     2,908,311    15.39 - 18.17      51,556,774
                               2011     2,696,793    13.48 - 15.74      41,535,628
                               2010     1,862,563    13.65 - 15.76      28,735,680

  MSF MSCI EAFE Index          2014       186,586    12.30 - 14.23       2,553,009
     Sub-Account               2013       133,676    13.53 - 15.39       1,975,130
                               2012       115,412    11.38 - 12.84       1,428,217
                               2011        69,134     9.86 - 11.03         732,359
                               2010        52,435    11.54 - 12.79         639,986

  MSF Neuberger Berman         2014     2,001,920     1.25 - 27.08      45,538,005
     Genesis Sub-Account       2013     2,231,279     1.26 - 27.36      51,389,551
                               2012        86,174    17.28 - 18.63       1,568,334
                               2011        96,711    16.05 - 17.19       1,630,216
                               2010       118,405    15.50 - 16.51       1,918,839

  MSF Russell 2000 Index       2014       206,428    23.42 - 27.09       5,229,295
     Sub-Account               2013       205,392    22.86 - 26.21       5,051,812
                               2012       120,336    16.92 - 19.22       2,196,528
                               2011        93,349    14.92 - 16.80       1,492,191
                               2010        53,368    16.04 - 17.79         896,513

  MSF T. Rowe Price Large Cap  2014     3,204,113     8.64 - 26.75      66,005,148
     Growth Sub-Account        2013     3,562,045     8.12 - 24.73      69,174,300
                               2012     2,780,202    14.98 - 17.92      44,701,193
                               2011     3,161,388    12.87 - 15.19      43,429,966
                               2010     3,645,167    12.97 - 15.50      51,472,039

  MSF T. Rowe Price Small Cap  2014       375,563    28.35 - 35.52      11,725,054
     Growth Sub-Account        2013       429,823    27.09 - 33.51      12,760,475
                               2012       487,872    19.15 - 23.38      10,185,329
                               2011       554,041    16.84 - 20.29      10,132,259
                               2010       606,868    16.92 - 20.11      11,089,062

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock    2014      0.77         1.30 - 2.35           6.68 - 7.80
     Index Sub-Account         2013      0.93         1.30 - 2.35         29.67 - 31.04
                               2012      0.70         1.30 - 2.20         14.70 - 15.74
                               2011      0.64         1.30 - 2.20       (4.36) - (3.50)
                               2010      0.67         1.30 - 2.20         23.19 - 24.29

  MSF MetLife Stock Index      2014      1.51         1.30 - 2.20         10.64 - 11.79
     Sub-Account               2013      1.66         1.30 - 2.20         28.83 - 30.18
                               2012      1.58         1.30 - 2.20         12.90 - 14.14
                               2011      1.49         1.30 - 2.20         (0.58) - 0.44
                               2010      1.59         1.30 - 2.20         12.01 - 13.27

  MSF MFS Total Return         2014      2.21         0.75 - 1.90           6.32 - 7.55
     Sub-Account               2013      2.42         0.75 - 1.90         16.47 - 17.81
                               2012      2.67         0.75 - 1.90          9.20 - 10.47
                               2011      2.55         0.75 - 1.90           0.24 - 1.40
                               2010      2.81         0.75 - 1.90           7.73 - 8.98

  MSF MFS Value Sub-Account    2014      1.55         0.75 - 2.25           8.10 - 9.74
                               2013      0.65         0.75 - 2.25         17.10 - 34.37
                               2012      1.68         0.75 - 1.90         14.12 - 15.45
                               2011      1.23         0.75 - 1.90       (1.25) - (0.11)
                               2010      1.03         0.75 - 1.90          4.35 - 10.35

  MSF MSCI EAFE Index          2014      2.04         1.30 - 2.20       (8.37) - (7.54)
     Sub-Account               2013      2.44         1.30 - 2.15         18.85 - 19.87
                               2012      2.39         1.30 - 2.15         15.42 - 16.41
                               2011      2.54         1.30 - 2.15     (14.50) - (13.78)
                               2010      2.29         1.30 - 2.15           5.47 - 6.38

  MSF Neuberger Berman         2014      0.26         0.75 - 2.35       (2.62) - (0.84)
     Genesis Sub-Account       2013      0.03         0.75 - 2.35         24.94 - 37.16
                               2012      0.13         1.30 - 1.90           7.68 - 8.33
                               2011      0.59         1.30 - 1.90           3.53 - 4.15
                               2010      0.31         1.30 - 1.90         19.06 - 19.78

  MSF Russell 2000 Index       2014      0.95         1.30 - 2.20           2.45 - 3.38
     Sub-Account               2013      1.02         1.30 - 2.20         35.12 - 36.34
                               2012      0.86         1.30 - 2.20         13.41 - 14.44
                               2011      0.91         1.30 - 2.20       (6.40) - (5.56)
                               2010      0.55         1.30 - 2.15         23.85 - 24.91

  MSF T. Rowe Price Large Cap  2014      0.01         0.85 - 2.35           6.30 - 8.16
     Growth Sub-Account        2013      0.10         0.85 - 2.35         26.10 - 37.98
                               2012      0.02         0.85 - 1.90         16.43 - 17.96
                               2011      0.02         0.85 - 1.90       (3.19) - (1.95)
                               2010      0.11         0.85 - 1.90         14.55 - 16.06

  MSF T. Rowe Price Small Cap  2014      0.01         0.85 - 1.90           4.64 - 6.00
     Growth Sub-Account        2013      0.22         0.85 - 1.90         41.46 - 43.33
                               2012        --         0.85 - 1.90         13.72 - 15.19
                               2011        --         0.85 - 1.90         (0.46) - 0.91
                               2010        --         0.85 - 1.90         32.14 - 33.76

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Van Eck Global Natural     2014       301,045    13.01 - 14.23       4,214,021
     Resources Sub-Account       2013       268,347    16.38 - 17.66       4,673,270
                                 2012       313,419    15.12 - 16.07       4,971,114
                                 2011       286,505    15.07 - 15.78       4,471,552
                                 2010       117,778    18.63 - 19.08       2,219,740

  MSF Western Asset              2014       247,927    27.25 - 31.59       7,431,708
     Management Strategic Bond   2013       231,415    26.38 - 30.38       6,673,488
     Opportunities Sub-Account   2012       349,579    26.66 - 30.47      10,149,053
                                 2011       469,062    24.42 - 27.72      12,444,974
                                 2010       224,535    23.90 - 26.48       5,716,276

  MSF Western Asset              2014       363,586    15.41 - 18.48       6,249,863
     Management U.S. Government  2013       448,156    15.36 - 18.26       7,630,915
     Sub-Account                 2012       690,001    15.85 - 18.66      12,033,680
                                 2011       773,166    15.72 - 18.35      13,347,083
                                 2010       770,956    15.27 - 17.66      12,855,065

  MSF WMC Core Equity            2014     9,536,001    17.28 - 57.51     215,500,540
     Opportunities Sub-Account   2013    11,167,683    16.00 - 52.46     231,721,832
                                 2012    12,607,989    12.26 - 39.59     199,635,905
                                 2011    14,326,344    11.12 - 35.39     203,251,430
                                 2010    16,224,420    11.87 - 37.21     239,139,043

  PIMCO VIT High Yield           2014       311,582    19.17 - 21.19       6,384,603
     Sub-Account                 2013       360,577    18.91 - 20.77       7,251,876
                                 2012       431,112    18.22 - 19.90       8,310,003
                                 2011       440,506    16.25 - 17.64       7,552,704
                                 2010       775,054    16.03 - 17.30      13,052,532

  PIMCO VIT Low Duration         2014       580,004    14.11 - 15.52       8,692,822
     Sub-Account                 2013       616,336    14.26 - 15.59       9,300,726
                                 2012       761,796    14.56 - 15.82      11,694,147
                                 2011       803,010    14.02 - 15.14      11,835,685
                                 2010       881,366    14.13 - 15.17      13,029,268

  Putnam VT Equity Income        2014       910,786    25.22 - 28.84      25,431,923
     Sub-Account                 2013     1,082,521    22.81 - 25.79      27,161,854
                                 2012     1,285,126    17.56 - 19.63      24,604,839
                                 2011     1,542,735    15.00 - 16.57      25,013,816
                                 2010     1,782,492    15.00 - 16.38      28,653,373

  Putnam VT Multi-Cap Growth     2014        98,391    19.91 - 25.88       2,136,321
     Sub-Account                 2013       127,086    17.86 - 23.10       2,459,478
     (Commenced 9/27/2010)       2012       152,212    13.33 - 17.16       2,195,814
                                 2011       176,234    11.62 - 14.89       2,195,254
                                 2010       187,842    12.47 - 15.89       2,493,260

  Russell Aggressive Equity      2014        74,169    20.67 - 20.72       1,533,014
     Sub-Account                 2013        78,396    20.64 - 20.69       1,617,960
                                 2012       104,956    14.95 - 14.99       1,569,025
                                 2011       142,278    13.09 - 13.12       1,862,216
                                 2010       184,010    13.85 - 13.89       2,549,525

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Van Eck Global Natural     2014      0.26         0.75 - 2.20     (20.59) - (19.43)
     Resources Sub-Account       2013      0.63         0.75 - 2.20           8.34 - 9.93
                                 2012        --         0.75 - 2.20           0.33 - 1.81
                                 2011      1.07         0.75 - 2.20     (18.49) - (17.29)
                                 2010      0.27         0.75 - 1.85         17.26 - 27.36

  MSF Western Asset              2014      5.28         1.30 - 1.90           3.31 - 4.00
     Management Strategic Bond   2013      4.87         1.30 - 1.90       (1.07) - (0.31)
     Opportunities Sub-Account   2012      3.42         1.30 - 1.90           9.19 - 9.94
                                 2011      4.33         1.30 - 1.90           3.85 - 4.67
                                 2010      5.97         1.30 - 1.80         10.45 - 11.16

  MSF Western Asset              2014      1.73         1.30 - 2.20           0.32 - 1.23
     Management U.S. Government  2013      2.12         1.30 - 2.20       (3.06) - (2.19)
     Sub-Account                 2012      1.91         1.30 - 2.20           0.79 - 1.71
                                 2011      1.22         1.30 - 2.20           2.98 - 3.91
                                 2010      2.42         1.30 - 2.20           3.20 - 4.13

  MSF WMC Core Equity            2014      0.57         0.75 - 2.35           7.88 - 9.62
     Opportunities Sub-Account   2013      1.27         0.75 - 2.35         30.43 - 32.53
                                 2012      0.71         0.75 - 2.35         10.07 - 11.86
                                 2011      1.03         0.75 - 2.35       (6.40) - (4.89)
                                 2010      0.90         0.75 - 2.35          9.22 - 10.98

  PIMCO VIT High Yield           2014      5.29         1.30 - 1.90           1.39 - 2.01
     Sub-Account                 2013      5.46         1.30 - 1.90           3.74 - 4.37
                                 2012      5.78         1.30 - 1.90         12.14 - 12.81
                                 2011      6.66         1.30 - 1.90           1.40 - 2.01
                                 2010      7.26         1.30 - 1.90         12.31 - 12.99

  PIMCO VIT Low Duration         2014      1.13         1.30 - 1.90       (1.05) - (0.45)
     Sub-Account                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)
                                 2012      1.91         1.30 - 1.90           3.85 - 4.48
                                 2011      1.67         1.30 - 1.90       (0.79) - (0.20)
                                 2010      1.62         1.30 - 1.90           3.31 - 3.93

  Putnam VT Equity Income        2014      1.79         0.75 - 1.90         10.54 - 11.82
     Sub-Account                 2013      2.00         0.75 - 1.90         29.92 - 31.43
                                 2012      2.31         0.75 - 1.90         17.05 - 18.41
                                 2011      1.83         0.75 - 1.90           0.01 - 1.16
                                 2010      1.96         0.75 - 1.90         10.49 - 11.77

  Putnam VT Multi-Cap Growth     2014      0.51         1.30 - 1.90         11.35 - 12.22
     Sub-Account                 2013      0.72         1.30 - 1.90         33.87 - 34.85
     (Commenced 9/27/2010)       2012      0.45         1.30 - 1.90         14.55 - 15.45
                                 2011      0.38         1.30 - 1.90       (6.87) - (6.20)
                                 2010        --         1.30 - 1.90         15.42 - 15.69

  Russell Aggressive Equity      2014      0.25                1.40                  0.15
     Sub-Account                 2013      0.42                1.40                 38.06
                                 2012      1.04                1.40                 14.22
                                 2011      0.49                1.40                (5.53)
                                 2010      0.46                1.40         23.14 - 23.15

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------  ------------------------------------------------
                                                       UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET          INCOME          LOWEST TO        LOWEST TO
                                          UNITS        HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                       -----------  ---------------  -------------  -------------  ----------------  ---------------
  Russell Core Bond              2014      326,880    19.76 - 19.83      6,459,200      1.56               1.40                 3.99
     Sub-Account                 2013      360,963    19.00 - 19.07      6,859,528      1.41               1.40               (2.82)
                                 2012      447,192    19.55 - 19.63      8,745,140      2.32               1.40                 6.86
                                 2011      550,331    18.30 - 18.37     10,072,015      3.15               1.40                 3.23
                                 2010      649,949    17.72 - 17.79     11,522,547      3.81               1.40          8.49 - 8.50

  Russell Global Real Estate     2014       27,947    36.64 - 36.67      1,024,007      3.21               1.40                13.15
     Securities Sub-Account      2013       30,369    32.38 - 32.41        983,391      4.06               1.40                 2.21
                                 2012       37,475    31.68 - 31.71      1,187,295      4.97               1.40                25.77
                                 2011       41,404    25.19 - 25.21      1,042,972      2.29               1.40               (8.34)
                                 2010       48,366    27.48 - 27.51      1,329,209      2.17               1.40        21.21 - 21.22

  Russell Multi-Style Equity     2014      430,624    19.96 - 20.04      8,598,156      1.18               1.40                10.15
     Sub-Account                 2013      468,451    18.13 - 18.19      8,492,111      1.24               1.40                31.07
                                 2012      604,659    13.83 - 13.88      8,363,015      1.14               1.40                14.07
                                 2011      727,966    12.12 - 12.17      8,826,736      0.99               1.40               (2.92)
                                 2010      915,101    12.49 - 12.53     11,428,855      0.92               1.40        14.83 - 14.85

  Russell Non-U.S. Sub-Account   2014      183,050    16.86 - 16.92      3,086,079      1.97               1.40               (5.78)
                                 2013      196,111    17.89 - 17.96      3,509,294      2.07               1.40                20.22
                                 2012      253,272    14.88 - 14.94      3,770,152      1.77               1.40                18.14
                                 2011      291,607    12.60 - 12.64      3,674,337      1.71               1.40              (14.09)
                                 2010      356,011    14.66 - 14.72      5,221,620      0.98               1.40                 9.88

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm

2.   Statements of Assets and Liabilities as of December 31, 2014

3.   Statements of Operations for the year ended December 31, 2014

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013

5.   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013

3.   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and
     2012

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

7.   Notes to the Consolidated Financial Statements

8.   Financial Statement Schedules



b.           Exhibits
             --------

1.   (i)     Resolutions of the Board of Directors of the COVA Financial Services Life Insurance Company
             authorizing the establishment of the Variable Account (1)

     (ii)    Revised and Restated Resolutions of Board of Directors of MetLife Investors Insurance Company
             (adopted June 11, 2004) (7)


     (iii)   Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13, 2014) (32)

     (iv)    Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (32)


2.           Not Applicable.

3.   (i)     Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (22)


     (ii)    Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (32)


     (iii)   Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement)
                   (21)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract (2)

     (ii)    Enhanced Dollar Cost Averaging Rider (2)

     (iii)   Three Month Market Entry Rider (2)

     (iv)    Death Benefit Rider - (Principal Protection) (2)

     (v)     Death Benefit Rider - (Compounded - Plusl) (2)

     (vi)    Death Benefit Rider - (Annual Step-Up) (2)

     (vii)   Guaranteed Minimum Income Benefit Rider - (Living Benefit) (2)


(viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit) (2)

(ix)       Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (2)

(x)        Terminal Illness Rider (2)

(xi)       Individual Retirement Annuity Endorsement (2)

(xii)      Roth Individual Retirement Annuity Endorsement (2)

(xiii)     401 Plan Endorsement (2)

(xiv)      Tax Sheltered Annuity Endorsement (2)

(xv)       Unisex Annuity Rates Rider (2)

(xvi)      Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance
           Company; formerly, Cova Financial Services Life Insurance Company) (3)

(xvii)     Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-I 03/03) (4)

(xviii)    Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I) (6)

(xvix)     Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04) (7)

(xx)       Individual Retirement Annuity Endorsement 7023.1 (9/02) (7)

(xxi)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (7)

(xxii)     401(a)/403(a) Plan Endorsement 7025.1 (9/02) (7)

(xxiii)    Tax Sheltered Annuity Endorsement 7026.1 (9/02) (7)

(xxiv)     Simple Individual Retirement Annuity Endorsement 7276 (9/02) (7)

(xxv)      Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05) (8)

(xxvi)     Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (8)

(xxvii)    Form of Three Month Market Entry Rider 7013-1 (5/05) (8)

(xxviii)   Form of Contract Schedule 7028-3 (5/05) (8)

(xxix)     Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (9)

(xxx)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (10)

(xxxi)     Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (10)

(xxxii)    Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05) (10)

(xxxiii)   Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (11)

(xxxiv)    Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus) (12)

(xxxv)     Form of Contract Schedule (Enhanced GMIB Plus) (12)

(xxxvi)    Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I) (13)

(xxxvii)   Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (13)

(xxxiii)   Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (EDB I) (14)

(xxxix)    Form of Contract Schedule MLI-EDB (4/08) (EDB I) (14)

(xl)       Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II)
                (14)

(xli)      Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II) (14)

(xlii)     Form of Spousal Continuation Endorsement MLI-GMIB (2-10)-E (17)

(xliii)    Qualified Distribution Program Endorsement MLI-RMD (7/10)-E (18)

(xliv)     Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (19)

(xlv)      401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (20)


(xlvi)     Non-Qualified Annuity Endorsement MLI-NQ (11-04)-I (32)

(xlvii)    Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into
           MetLife Insurance Company USA) 6-E118-14 (32)



5.   (i)      Form of Variable Annuity Application (2)

     (ii)     Form of Variable Annuity Application (Class B) 7029 (11/00) APPVA-504-B (5)

     (iii)    Form of Variable Annuity Application (Class AA) 7029 (1/01) APPVA-504AA (5)

     (iv)     Forms of Variable Annuity Application: Class VA 7029 (7/04) APPVA-504VA; Class AA 7029 (7/04)
              APPVA-504AA; and Class B 7029 (7/04) APPVA-504B (6)

     (v)      Form of Variable Annuity Application (Class VA) 7029 (1/05) APPVA105VA (8)

     (vi)     Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (10)

     (vii)    Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (10)

     (viii)   Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA 606 (13)

     (ix)     Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS 506 (13)

     (x)      Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA 506 (13)

     (xi)     Form of Variable Annuity Application (Class XC) 7029 (10/07) APPXC April 2008 (15)

     (xii)    Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (16)

     (xiii)   Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (16)


6.   (i)      Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November
              14, 2014) (32)

     (ii)     Copy of the Bylaws of the Company (32)

7             Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (33)


8.   (i)      (a) Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The
              Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC
              effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May
              1, 2003, March 31, 2005 and April 28, 2008.) (22)

              (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of
              Connecticut and MetLife Investors Distribution Company. (23)

              (c) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between
              AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc.
              and MetLife Insurance Company of Connecticut. (23)


              (d) Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and
              AIM Distributors, Inc. (effective November 17, 2014) (32)


     (ii)     (a) Amended and Restated Participation Agreement Among The Travelers Insurance Company, The
              Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable
              Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an
              Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (22)

              (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement
              dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
              Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution
              Company. (26)

              (c) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable
              Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of
              Connecticut and MetLife Investors Distribution Company. (27)

              (d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton
              Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of
              Connecticut and MetLife Investors Distribution Company. (28)


              (e) Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/
              Templeton Distributors, Inc. (32)


     (iii)    (a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity
              Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and
              Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement
              (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (22)


         (b) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS
         Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc.
         and MetLife Insurance Company of Connecticut. (23)

         (c) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity
         Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and
         Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement
         (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and
         December 28, 2004.) (22)

         (d) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS
         Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc.
         and MetLife Insurance Company of Connecticut. (23)


         (e) Participation Agreement with Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche
         Investment Management Americas Inc. (effective November 17, 2014) (32)


(iv)     (a) Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of
         Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (24)


         (b) Participation Agreement with MFS Variable Insurance Trust and MFS Fund Distributors, Inc.
         (effective November 17, 2014) (32)


(v)      (a) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity
         Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (24)

         (b) Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 among The
         Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance
         Trust and PIMCO Funds Distributors LLC. (25)


         (c) Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC
         (effective November 17, 2014)(32)


(vi)     (a) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail
         Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company
         dated June 1, 2001 and amendments. (24)


         (b) Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. (effective
         November 17, 2014) (32)


(vii)    (a) Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity
         Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and
         Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004) (22)

         (b) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance
         Company of Connecticut effective April 30, 2010. (26)


         (c) Amendment to the Participation Agreement with Fidelity Variable Insurance Product Funds (effective
         November 17, 2014) (32)


(viii)   (a) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife
         Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity
         Company effective November 1, 2005. (29)

         (b) First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and
         MetLife Insurance Company of Connecticut. (27)

         (c) Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and
         MetLife Insurance Company of Connecticut. (27)


         (d) Amendment to Participation Agreement with Met Investors Series Trust (32)


(ix)     (a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity
         Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research
         and Management Company effective October 1, 1999 and Amendments to the Participation Agreement
         (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
         2008.) (22)


                (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between
                American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance
                Company of Connecticut. (31)


                (c) Amendment to the Participation Agreement with American Funds Insurance Series (effective
                November 17, 2014) (32)


          (x)   (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31,
                2007. (30)

                (b) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company
                and MetLife Insurance Company of Connecticut. (27)


9.              Opinion of Counsel (32)

10.             Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.             Not Applicable

12.             Agreement Governing Contribution (1)

13.             Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Anant Bhalla and
                Peter M. Carlson (filed herewith)

      (1)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

      (2)       incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.

      (3)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

      (4)       incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
                2004.

      (5)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

      (6)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

      (7)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

      (8)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

      (9)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

     (10)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

     (11)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

     (12)       incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January
                13, 2006.

     (13)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

     (14)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

     (15)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.


(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on April 22, 2008.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on June 15, 2010.

(19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 12, 2011.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 24, 2012.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 23, 2013.


(22)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.

(23)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 5, 2011.

(24)     incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance
         Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed
         April 9, 2009.

(25)     incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance
         Post-Effective Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed
         April 5, 2012.

(26)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed
         April 5, 2011.

(27)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed
         April 4, 2012.

(28)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 3, 2013.

(29)     incorporated herein by reference to MetLife of CT Fund ABD for Variable Annuities' Post-Effective
         Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) electronically filed April 6, 2006.

(30)     incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities'
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) electronically filed October 31, 2007.

(31)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) electronically filed
         April 5, 2011.

(32)     incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247
         and 811-05200) electronically filed November 17, 2014.

(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-200244 and 811-05200) electronically filed April 28, 2015.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111

Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz                   Secretary

1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2015, there were 51,285 owners of qualified contracts and 43,512 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.


    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


      Met Investors Series Trust
          MetLife Investors USA Separate Account A
          MetLife Investors USA Variable Life Account A
          First MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Life Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance
          MetLife of CT Fund UL III for Variable Life Insurance
          MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
          Metropolitan Series Fund
          Metropolitan Tower Life Separate Account One
          Metropolitan Tower Life Separate Account Two
          Metropolitan Life Separate Account UL
          Paragon Separate Account A
          Paragon Separate Account B
          Paragon Separate Account C
          Paragon Separate Account D
          Metropolitan Life Variable Annuity Separate Account II
          New England Life Retirement Investment Account
          New England Variable Annuity Fund I
          New England Variable Annuity Separate Account
          New England Variable Life Separate Account
          Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------              -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company        $41,143,098             $0              $0             $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111

    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 28th day of April, 2015.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:   METLIFE INSURANCE COMPANY USA

By:   /s/ Elizabeth M. Forget
      --------------------------------
      Elizabeth M. Forget
      Senior Vice President

By:   METLIFE INSURANCE COMPANY USA
      (Depositor)

By:   /s/ Elizabeth M. Forget
      --------------------------------
       Elizabeth M. Forget
       Senior Vice President

     As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on April 28, 2015.

/s/ Eric T. Steigerwalt*              Director, Chairman of the Board, President
-----------------------------------   and Chief Executive Officer
Eric T. Steigerwalt

/s/ Elizabeth M. Forget*              Director and Senior Vice President
-----------------------------------
Elizabeth M. Forget

/s/ Gene L. Lunman*                   Director and Senior Vice President
-----------------------------------
Gene L. Lunman

/s/ Peter M. Carlson*                 Executive Vice President and Chief
-----------------------------------   Accounting Officer
Peter M. Carlson

/s/ Anant Bhalla*                     Senior Vice President and Chief Financial
-----------------------------------   Officer
Anant Bhalla

*By: /s/ John M. Richards
     ----------------------------------
     John M. Richards, Attorney-In-Fact
     April 28, 2015

* MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               Index to Exhibits

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche
LLP)

13. Powers of Attorney for MetLife Insurance Company USA